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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
CTIVPSM – Loomis Sayles Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 13.1%
Hotels, Restaurants & Leisure 5.4%
Starbucks Corp.	981,156	55,768,907
Yum China Holdings, Inc.	717,318	25,185,035
Yum! Brands, Inc.	426,241	38,749,569
Total		119,703,511
Internet & Direct Marketing Retail 7.7%
Amazon.com, Inc.(a)	85,754	171,765,262
Total Consumer Discretionary		291,468,773
Consumer Staples 12.9%
Beverages 5.8%
Coca-Cola Co. (The)	1,160,438	53,600,631
Monster Beverage Corp.(a)	1,302,961	75,936,567
Total		129,537,198
Food Products 2.8%
Danone SA, ADR	3,935,786	60,866,931
Household Products 4.3%
Colgate-Palmolive Co.	636,006	42,580,602
Procter & Gamble Co. (The)	643,207	53,534,118
Total		96,114,720
Total Consumer Staples		286,518,849
Energy 2.5%
Energy Equipment & Services 2.5%
Schlumberger Ltd.	922,445	56,195,349
Total Energy		56,195,349
Financials 5.4%
Capital Markets 4.3%
Factset Research Systems, Inc.	174,123	38,953,056
SEI Investments Co.	906,445	55,383,790
Total		94,336,846
Consumer Finance 1.1%
American Express Co.	236,193	25,152,193
Total Financials		119,489,039
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.3%
Biotechnology 5.3%
Amgen, Inc.	200,568	41,575,741
Regeneron Pharmaceuticals, Inc.(a)	187,533	75,770,833
Total		117,346,574
Health Care Equipment & Supplies 1.6%
Varian Medical Systems, Inc.(a)	316,643	35,441,851
Health Care Technology 2.0%
Cerner Corp.(a)	705,015	45,410,016
Pharmaceuticals 5.4%
Merck & Co., Inc.	343,666	24,379,666
Novartis AG, ADR	426,257	36,726,303
Novo Nordisk A/S, ADR	1,247,607	58,812,194
Total		119,918,163
Total Health Care		318,116,604
Industrials 6.4%
Air Freight & Logistics 3.9%
Expeditors International of Washington, Inc.	873,982	64,263,897
United Parcel Service, Inc., Class B	195,452	22,819,021
Total		87,082,918
Machinery 2.5%
Deere & Co.	375,670	56,474,471
Total Industrials		143,557,389
Information Technology 43.4%
Communications Equipment 2.9%
Cisco Systems, Inc.	1,337,601	65,074,289
Internet Software & Services 17.0%
Alibaba Group Holding Ltd., ADR(a)	726,954	119,772,941
Alphabet, Inc., Class A(a)	56,166	67,796,855
Alphabet, Inc., Class C(a)	56,307	67,200,715
Facebook, Inc., Class A(a)	748,958	123,173,633
Total		377,944,144
CTIVPSM – Loomis Sayles Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
CTIVPSM – Loomis Sayles Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.4%
Automatic Data Processing, Inc.	145,486	21,918,921
Visa, Inc., Class A	946,496	142,059,584
Total		163,978,505
Semiconductors & Semiconductor Equipment 3.2%
QUALCOMM, Inc.	985,167	70,961,579
Software 12.9%
Autodesk, Inc.(a)	623,261	97,297,275
Microsoft Corp.	665,189	76,077,666
Oracle Corp.	2,205,636	113,722,592
Total		287,097,533
Total Information Technology		965,056,050
Total Common Stocks (Cost $1,454,717,037)		2,180,402,053

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	45,238,542	45,234,018
Total Money Market Funds (Cost $45,234,018)		45,234,018
Total Investments in Securities (Cost: $1,499,951,055)		2,225,636,071
Other Assets & Liabilities, Net		(273,517)
Net Assets		2,225,362,554

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	13,931,281	157,508,550	(126,201,289)	45,238,542	(3,064)	(76)	423,715	45,234,018
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
2	CTIVPSM – Loomis Sayles Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Loomis Sayles Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	291,468,773	—	—	—	291,468,773
Consumer Staples	286,518,849	—	—	—	286,518,849
Energy	56,195,349	—	—	—	56,195,349
Financials	119,489,039	—	—	—	119,489,039
Health Care	318,116,604	—	—	—	318,116,604
Industrials	143,557,389	—	—	—	143,557,389
Information Technology	965,056,050	—	—	—	965,056,050
Total Common Stocks	2,180,402,053	—	—	—	2,180,402,053
Money Market Funds	—	—	—	45,234,018	45,234,018
Total Investments in Securities	2,180,402,053	—	—	45,234,018	2,225,636,071
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Loomis Sayles Growth Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Variable Portfolio - Government Money Market Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 8.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 09/28/2018, matures 10/01/2018,
repurchase price $24,004,420 (collateralized by U.S. Treasury Securities, Total Market Value $24,480,076)
	2.210%	24,000,000	24,000,000
Tri-party TD Securities (USA) LLC
dated 09/28/2018, matures 10/01/2018,
repurchase price $24,004,440 (collateralized by U.S. Treasury Securities, Total Market Value $24,480,046)
	2.220%	24,000,000	24,000,000
Total Repurchase Agreements (Cost $48,000,000)			48,000,000

Treasury Bills 5.3%

United States 5.3%
U.S. Treasury Bills
10/04/2018	1.610%	30,000,000	29,992,042
Total Treasury Bills (Cost $29,992,042)			29,992,042

U.S. Government & Agency Obligations 79.4%

Federal Agricultural Mortgage Corp. Discount Notes
10/17/2018	1.940%	6,000,000	5,993,940
10/25/2018	2.070%	18,000,000	17,972,440
10/29/2018	2.080%	9,000,000	8,984,100
Federal Farm Credit Banks(a)
1-month USD LIBOR + -0.075% 10/29/2018	2.000%	4,400,000	4,400,000
Federal Farm Credit Banks Discount Notes
10/01/2018	1.300%	15,000,000	14,998,392
10/02/2018	1.470%	3,000,000	2,999,517
10/03/2018	1.570%	16,000,000	15,996,551
10/04/2018	1.640%	10,000,000	9,997,306
10/11/2018	1.850%	10,000,000	9,993,400
10/12/2018	1.870%	13,000,000	12,990,705
Federal Home Loan Banks(b)
09/20/2019	2.280%	7,000,000	7,000,000
Federal Home Loan Banks Discount Notes
10/01/2018	1.300%	9,000,000	8,999,040
10/02/2018	1.470%	26,000,000	25,995,824
10/03/2018	1.580%	6,000,000	5,998,703
10/05/2018	1.710%	12,000,000	11,996,070
10/09/2018	1.840%	20,000,000	19,988,921
10/10/2018	1.830%	16,935,000	16,924,809
10/11/2018	1.850%	8,000,000	7,994,733
10/12/2018	1.860%	9,000,000	8,993,597
10/15/2018	1.870%	15,000,000	14,986,967
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
10/16/2018	1.880%	16,000,000	15,985,153
10/17/2018	1.910%	16,200,000	16,183,933
10/24/2018	1.950%	15,000,000	14,979,167
10/25/2018	1.950%	17,500,000	17,474,785
11/05/2018	2.100%	16,000,000	15,965,056
11/14/2018	2.140%	9,000,000	8,975,275
Federal Home Loan Mortgage Corp. Discount Notes
10/03/2018	1.560%	6,000,000	5,998,720
10/11/2018	1.840%	7,000,000	6,995,427
10/18/2018	1.880%	8,000,000	7,991,767
10/19/2018	1.890%	20,000,000	19,978,242
11/20/2018	2.090%	19,000,000	18,942,641
Federal National Mortgage Association(a)
Secured Overnight Financing Rate + 0.120% 07/30/2019	2.280%	5,000,000	5,000,000
Federal National Mortgage Association Discount Notes
10/10/2018	1.830%	12,000,000	11,992,786
10/15/2018	1.840%	5,000,000	4,995,711
10/18/2018	1.910%	9,000,000	8,990,571
10/22/2018	1.950%	18,000,000	17,976,942
11/06/2018	2.040%	9,000,000	8,980,430
Tennessee Valley Authority Discount Notes
10/09/2018	1.950%	11,000,000	10,993,553
Total U.S. Government & Agency Obligations (Cost $451,605,174)			451,605,174

U.S. Treasury Obligations 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.140% 01/31/2019	2.332%	10,000,000	10,004,041
3-month U.S. Treasury index + 0.720% 04/30/2019	2.262%	6,000,000	6,001,050
3-month U.S. Treasury index + 0.048% 10/31/2019	2.240%	7,500,000	7,501,342
Total U.S. Treasury Obligations (Cost $23,506,433)			23,506,433

Total Investments in Securities (Cost: $553,103,649)	553,103,649
Other Assets & Liabilities, Net	16,072,067
Net Assets	569,175,716
Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Government Money Market Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
2	Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Government Money Market Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	48,000,000	—	48,000,000
Treasury Bills	29,992,042	—	—	29,992,042
U.S. Government & Agency Obligations	—	451,605,174	—	451,605,174
U.S. Treasury Obligations	—	23,506,433	—	23,506,433
Total Investments in Securities	29,992,042	523,111,607	—	553,103,649
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Argentina 0.4%
Banco Macro SA, ADR	100,113	4,141,675
Australia 0.8%
Fortescue Metals Group Ltd.	3,241,673	9,186,024
Brazil 1.4%
Pagseguro Digital Ltd., Class A(a)	593,957	16,434,790
Canada 4.3%
Cott Corp.	1,480,622	23,912,045
Stars Group, Inc. (The)(a)	628,579	15,611,671
Yamana Gold, Inc.	4,211,026	10,485,455
Total		50,009,171
China 1.9%
Alibaba Group Holding Ltd., ADR(a)	31,182	5,137,546
BeiGene Ltd., ADR(a)	13,706	2,360,447
Tencent Holdings Ltd.	348,400	14,225,461
Total		21,723,454
Finland 2.0%
UPM-Kymmene OYJ	591,071	23,195,698
France 7.7%
BNP Paribas SA	257,746	15,773,790
Capgemini SE	174,296	21,936,523
DBV Technologies SA, ADR(a)	155,527	3,493,136
Sanofi	300,530	26,714,119
VINCI SA	224,972	21,423,940
Total		89,341,508
Germany 2.0%
Bayer AG, Registered Shares	166,083	14,753,480
Duerr AG	190,777	8,587,622
Total		23,341,102
Hong Kong 1.4%
WH Group Ltd.	22,415,000	15,736,579
Ireland 0.5%
ICON PLC(a)	39,066	6,006,398
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 2.6%
Bank Hapoalim BM	2,887,423	21,143,429
Bezeq Israeli Telecommunication Corp., Ltd. (The)	7,782,124	8,956,165
Total		30,099,594
Italy 1.3%
Recordati SpA	446,257	15,108,580
Japan 24.9%
Amano Corp.	598,700	12,509,773
BayCurrent Consulting, Inc.	376,000	10,463,987
CYBERDYNE, Inc.(a)	244,100	1,927,204
Digital Arts, Inc.	242,400	11,389,022
Hitachi Capital Corp.	440,400	12,258,103
Hoya Corp.	221,000	13,125,411
Invincible Investment Corp.	25,660	10,724,584
ITOCHU Corp.	1,351,700	24,740,299
Koito Manufacturing Co., Ltd.	236,900	15,556,467
Matsumotokiyoshi Holdings Co., Ltd.	507,200	20,799,397
Mitsubishi UFJ Financial Group, Inc.	2,614,200	16,241,221
Nihon M&A Center, Inc.	839,700	25,200,013
ORIX Corp.	1,158,100	18,751,524
Round One Corp.	588,000	7,788,811
Shionogi & Co., Ltd.	108,000	7,059,924
SoftBank Group Corp.	128,900	12,877,056
Sony Corp.	481,000	29,238,875
Subaru Corp.	509,200	15,609,175
Takeda Pharmaceutical Co., Ltd.	406,200	17,368,319
Takuma Co., Ltd.	419,100	5,566,345
Total		289,195,510
Netherlands 7.9%
ABN AMRO Group NV	661,921	18,021,881
ASR Nederland NV	406,314	19,370,099
ING Groep NV	1,185,501	15,393,954
Koninklijke Ahold Delhaize NV	812,901	18,640,427
Signify NV	799,069	20,689,035
Total		92,115,396
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 0.8%
BW LPG Ltd.	2,168,604	9,499,092
Russian Federation 0.6%
Sberbank of Russia PJSC, ADR	588,982	7,468,292
South Korea 3.1%
Hyundai Home Shopping Network Corp.	103,547	10,360,423
Samsung Electronics Co., Ltd.	348,969	14,604,658
Youngone Corp.	291,976	10,397,113
Total		35,362,194
Spain 4.0%
ACS Actividades de Construccion y Servicios SA	437,015	18,611,303
Endesa SA	749,141	16,186,801
Tecnicas Reunidas SA	375,275	11,550,757
Total		46,348,861
Sweden 1.3%
Granges AB	425,331	5,072,922
Hemfosa Fastigheter AB	719,610	9,918,787
Total		14,991,709
Switzerland 3.9%
Nestlé SA, Registered Shares	202,233	16,860,306
Roche Holding AG, Genusschein Shares	116,010	28,104,114
Total		44,964,420
United Kingdom 19.0%
British American Tobacco PLC	497,537	23,245,120
BT Group PLC	4,569,492	13,418,592
Crest Nicholson Holdings PLC	1,425,741	6,507,806
DCC PLC	257,931	23,415,449
Greene King PLC	1,467,299	9,374,967
GW Pharmaceuticals PLC, ADR(a)	16,782	2,898,923
John Wood Group PLC	1,305,323	13,127,681
Just Group PLC	8,009,686	9,228,807
Legal & General Group PLC	4,885,772	16,697,202
Royal Dutch Shell PLC, Class A	1,366,848	46,934,919
Shire PLC	408,564	24,621,175
Common Stocks (continued)
Issuer	Shares	Value ($)
TP ICAP PLC	4,177,857	14,550,163
WPP PLC	1,140,717	16,719,188
Total		220,739,992
United States 6.5%
ACADIA Pharmaceuticals, Inc.(a)	178,943	3,714,857
Aerie Pharmaceuticals, Inc.(a)	40,248	2,477,264
Alexion Pharmaceuticals, Inc.(a)	41,933	5,829,106
BioMarin Pharmaceutical, Inc.(a)	34,221	3,318,410
Broadcom, Inc.	90,985	22,448,729
Insmed, Inc.(a)	140,017	2,831,144
Liberty Global PLC, Class C(a)	658,835	18,552,794
Puma Biotechnology, Inc.(a)	57,975	2,658,154
Quotient Ltd.(a)	453,142	3,421,222
Sage Therapeutics, Inc.(a)	11,533	1,629,036
Spark Therapeutics, Inc.(a)	39,105	2,133,178
TESARO, Inc.(a)	71,385	2,784,729
Vertex Pharmaceuticals, Inc.(a)	21,661	4,174,941
Total		75,973,564
Total Common Stocks (Cost $1,184,524,586)		1,140,983,603

Exchange-Traded Funds 0.8%
	Shares	Value ($)
United States 0.8%
iShares MSCI EAFE ETF	141,487	9,619,701
Total Exchange-Traded Funds (Cost $9,877,605)		9,619,701

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 2.112%(b),(c)	5,658,289	5,657,723
Total Money Market Funds (Cost $5,657,723)		5,657,723
Total Investments in Securities (Cost $1,200,059,914)		1,156,261,027
Other Assets & Liabilities, Net		5,131,853
Net Assets		$1,161,392,880

At September 30, 2018, securities and/or cash totaling $140,000 were pledged as collateral.
2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2018 (Unaudited)
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
30,618,000 CAD	23,271,806 USD	Morgan Stanley	10/31/2018	—	(448,380)
5,128,000 GBP	6,703,440 USD	Morgan Stanley	10/31/2018	10,731	—
13,527,000 GBP	17,502,872 USD	Morgan Stanley	10/31/2018	—	(151,625)
85,637,000 ILS	23,842,625 USD	Morgan Stanley	10/31/2018	240,822	—
883,828,000 JPY	7,954,177 USD	Morgan Stanley	10/31/2018	158,537	—
33,072,712,000 KRW	29,560,576 USD	Morgan Stanley	10/31/2018	—	(260,030)
56,247,350 USD	78,130,000 AUD	Morgan Stanley	10/31/2018	240,994	—
1,766,804 USD	2,422,000 AUD	Morgan Stanley	10/31/2018	—	(15,687)
13,049,302 USD	12,622,000 CHF	Morgan Stanley	10/31/2018	—	(153,785)
6,810,584 USD	43,460,000 DKK	Morgan Stanley	10/31/2018	—	(27,181)
3,553,932 USD	3,042,000 EUR	Morgan Stanley	10/31/2018	—	(13,756)
7,942,484 USD	71,630,000 SEK	Morgan Stanley	10/31/2018	136,901	—
587,256 USD	5,147,000 SEK	Morgan Stanley	10/31/2018	—	(6,709)
15,903,212 USD	21,844,000 SGD	Morgan Stanley	10/31/2018	86,576	—
Total				874,561	(1,077,153)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	8,584,063	284,170,737	(287,096,511)	5,658,289	(7,379)	(685)	147,936	5,657,723
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,141,675	—	—	—	4,141,675
Australia	—	9,186,024	—	—	9,186,024
Brazil	16,434,790	—	—	—	16,434,790
Canada	50,009,171	—	—	—	50,009,171
China	7,497,993	14,225,461	—	—	21,723,454
4	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Finland	—	23,195,698	—	—	23,195,698
France	3,493,136	85,848,372	—	—	89,341,508
Germany	—	23,341,102	—	—	23,341,102
Hong Kong	—	15,736,579	—	—	15,736,579
Ireland	6,006,398	—	—	—	6,006,398
Israel	—	30,099,594	—	—	30,099,594
Italy	—	15,108,580	—	—	15,108,580
Japan	—	289,195,510	—	—	289,195,510
Netherlands	—	92,115,396	—	—	92,115,396
Norway	—	9,499,092	—	—	9,499,092
Russian Federation	—	7,468,292	—	—	7,468,292
South Korea	—	35,362,194	—	—	35,362,194
Spain	—	46,348,861	—	—	46,348,861
Sweden	—	14,991,709	—	—	14,991,709
Switzerland	—	44,964,420	—	—	44,964,420
United Kingdom	2,898,923	217,841,069	—	—	220,739,992
United States	75,973,564	—	—	—	75,973,564
Total Common Stocks	166,455,650	974,527,953	—	—	1,140,983,603
Exchange-Traded Funds	9,619,701	—	—	—	9,619,701
Money Market Funds	—	—	—	5,657,723	5,657,723
Total Investments in Securities	176,075,351	974,527,953	—	5,657,723	1,156,261,027
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	874,561	—	—	874,561
Liability
Forward Foreign Currency Exchange Contracts	—	(1,077,153)	—	—	(1,077,153)
Total	176,075,351	974,325,361	—	5,657,723	1,156,058,435
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 95.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
Bombardier, Inc.(a)
01/15/2023	6.125%	480,000	482,720
12/01/2024	7.500%	255,000	268,745
03/15/2025	7.500%	270,000	279,088
TransDigm, Inc.
05/15/2025	6.500%	2,568,000	2,615,611
06/15/2026	6.375%	1,146,000	1,157,176
Total			4,803,340
Automotive 0.5%
Delphi Technologies PLC(a)
10/01/2025	5.000%	959,000	899,776
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	1,157,000	1,118,444
Total			2,018,220
Banking 0.2%
Ally Financial, Inc.
11/01/2031	8.000%	765,000	928,099
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(a)
07/15/2025	6.875%	1,360,000	1,360,586
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	220,000	227,287
Total			1,587,873
Building Materials 1.8%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	1,290,000	1,316,493
05/15/2026	5.875%	1,225,000	1,230,574
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,785,000	1,645,170
Core & Main LP(a)
08/15/2025	6.125%	985,000	945,249
HD Supply, Inc.(a)
04/15/2024	5.750%	625,000	657,138
James Hardie International Finance DAC(a)
01/15/2028	5.000%	499,000	470,899
U.S. Concrete, Inc.
06/01/2024	6.375%	353,000	357,654
Total			6,623,177
Cable and Satellite 10.8%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	1,951,000	1,951,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,132,000	1,152,691
05/01/2025	5.375%	2,080,000	2,064,905
02/15/2026	5.750%	885,000	887,230
05/01/2026	5.500%	397,000	392,753
05/01/2027	5.125%	495,000	469,887
05/01/2027	5.875%	621,000	615,387
02/01/2028	5.000%	666,000	624,470
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	414,000	417,019
12/15/2021	5.125%	299,000	301,500
04/01/2028	7.500%	1,881,000	1,972,543
CSC Holdings LLC(a)
01/15/2023	10.125%	870,000	951,758
10/15/2025	6.625%	1,067,000	1,124,623
10/15/2025	10.875%	1,866,000	2,170,039
04/15/2027	5.500%	585,000	568,479
02/01/2028	5.375%	1,186,000	1,129,306
DISH DBS Corp.
11/15/2024	5.875%	610,000	547,379
07/01/2026	7.750%	5,081,000	4,799,985
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	534,000	539,540
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	304,946
02/15/2025	6.625%	942,000	882,101
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,353,000	1,357,606
07/15/2026	5.375%	877,000	870,388
08/01/2027	5.000%	1,064,000	1,023,138
Unitymedia GmbH(a)
01/15/2025	6.125%	1,171,000	1,223,515
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	2,262,000	2,302,277
Virgin Media Finance PLC(a)
10/15/2024	6.000%	470,000	470,023
01/15/2025	5.750%	2,787,000	2,726,349
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	1,231,000	1,206,380
08/15/2026	5.500%	617,000	612,000
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,597,000	2,371,069
Ziggo BV(a)
01/15/2027	5.500%	2,451,000	2,295,148
Total			40,325,906
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 3.1%
Alpha 2 BV(a)
06/01/2023	8.750%	980,000	994,844
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,241,809
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	975,023
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	789,705
Chemours Co. (The)
05/15/2023	6.625%	760,000	794,730
Olin Corp.
02/01/2030	5.000%	665,000	621,545
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	78,000	79,755
12/01/2025	5.875%	2,108,000	2,085,185
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,192,974
12/15/2025	5.750%	841,000	834,747
SPCM SA(a)
09/15/2025	4.875%	721,000	686,748
Starfruit Finco BV/US Holdco LLC(a),(b)
10/01/2026	8.000%	1,227,000	1,242,232
Total			11,539,297
Construction Machinery 0.8%
H&E Equipment Services, Inc.
09/01/2025	5.625%	424,000	423,101
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	364,010
United Rentals North America, Inc.
10/15/2025	4.625%	321,000	311,649
09/15/2026	5.875%	1,810,000	1,860,041
Total			2,958,801
Consumer Cyclical Services 1.5%
APX Group, Inc.
12/01/2020	8.750%	1,561,000	1,561,134
12/01/2022	7.875%	1,509,000	1,538,890
09/01/2023	7.625%	601,000	555,783
frontdoor, Inc.(a)
08/15/2026	6.750%	323,000	332,489
Interval Acquisition Corp.
04/15/2023	5.625%	1,495,000	1,511,070
Total			5,499,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.5%
Mattel, Inc.(a)
12/31/2025	6.750%	972,000	952,574
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,041,000	1,054,723
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,104,000	1,134,774
Spectrum Brands, Inc.
07/15/2025	5.750%	2,297,000	2,322,995
Total			5,465,066
Diversified Manufacturing 1.2%
Apergy Corp.(a)
05/01/2026	6.375%	1,172,000	1,204,230
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,027,000	1,034,742
SPX FLOW, Inc.(a)
08/15/2024	5.625%	285,000	286,065
Stevens Holding Co., Inc.(a),(b)
10/01/2026	6.125%	234,000	237,881
TriMas Corp.(a)
10/15/2025	4.875%	147,000	141,096
Welbilt, Inc.
02/15/2024	9.500%	308,000	336,283
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	424,922
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	575,000	624,586
Total			4,289,805
Electric 4.1%
AES Corp.
03/15/2023	4.500%	558,000	559,733
05/15/2026	6.000%	1,048,000	1,101,241
09/01/2027	5.125%	524,000	528,535
Calpine Corp.
02/01/2024	5.500%	685,000	613,075
01/15/2025	5.750%	517,000	457,872
Calpine Corp.(a)
06/01/2026	5.250%	590,000	546,690
Clearway Energy Operating LLC
08/15/2024	5.375%	1,829,000	1,842,599
09/15/2026	5.000%	1,048,000	1,003,305
Clearway Energy Operating LLC(a),(b)
10/15/2025	5.750%	890,000	897,784
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	1,080,000	1,034,112

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
05/15/2026	7.250%	407,000	442,378
01/15/2027	6.625%	1,402,000	1,472,980
NRG Energy, Inc.(a)
01/15/2028	5.750%	425,000	429,088
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	1,598,000	1,613,998
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,704,000	1,589,181
Vistra Energy Corp.
11/01/2024	7.625%	941,000	1,012,412
Total			15,144,983
Finance Companies 3.5%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	1,176,000	1,199,755
10/01/2023	5.125%	818,000	826,655
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,319,367
Navient Corp.
03/25/2020	8.000%	153,000	161,606
07/26/2021	6.625%	649,000	675,655
01/25/2022	7.250%	618,000	652,849
06/15/2022	6.500%	750,000	778,636
01/25/2023	5.500%	752,000	750,235
10/25/2024	5.875%	691,000	675,713
06/15/2026	6.750%	670,000	661,155
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	76,000	77,035
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,104,000	1,106,664
Quicken Loans, Inc.(a)
05/01/2025	5.750%	1,793,000	1,795,838
Springleaf Finance Corp.
03/15/2023	5.625%	635,000	633,023
03/15/2025	6.875%	955,000	952,545
03/15/2026	7.125%	823,000	820,629
Total			13,087,360
Food and Beverage 2.7%
B&G Foods, Inc.
04/01/2025	5.250%	1,320,000	1,259,770
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,202,000	2,024,169
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	423,360
11/01/2026	4.875%	1,475,000	1,446,080
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	209,000	219,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	460,813
08/15/2026	5.000%	1,562,000	1,479,489
03/01/2027	5.750%	2,289,000	2,248,942
01/15/2028	5.625%	440,000	424,063
Total			9,986,448
Gaming 5.5%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,405,085
08/15/2026	6.000%	809,000	816,266
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	561,715
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,134,554
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	538,000	544,693
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	340,000	351,843
04/15/2026	5.375%	743,000	754,392
06/01/2028	5.750%	836,000	861,944
International Game Technology PLC(a)
02/15/2025	6.500%	1,297,000	1,345,617
01/15/2027	6.250%	683,000	691,523
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,378,795
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	492,704
09/01/2026	4.500%	472,000	447,363
01/15/2028	4.500%	32,000	29,317
MGM Resorts International
03/15/2023	6.000%	676,000	699,695
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,147,000	1,105,717
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	430,000	429,861
Scientific Games International, Inc.
12/01/2022	10.000%	2,093,000	2,215,133
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,508,000	1,432,947
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	235,000	237,350
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	365,000	376,869
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	6,964,002	1,862,871

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,295,000	1,252,591
05/15/2027	5.250%	126,000	116,782
Total			20,545,627
Health Care 5.6%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	396,000	397,409
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,368,000	1,359,123
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	368,588
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	903,000	857,684
DaVita, Inc.
07/15/2024	5.125%	1,055,000	1,023,115
Envision Healthcare Corp.(a)
12/01/2024	6.250%	797,000	856,775
HCA, Inc.
02/15/2022	7.500%	1,378,000	1,509,017
02/01/2025	5.375%	2,459,000	2,511,913
04/15/2025	5.250%	1,836,000	1,892,233
06/15/2026	5.250%	273,000	280,839
02/15/2027	4.500%	816,000	799,544
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	225,029
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,049,000	2,123,895
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	720,000	744,984
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	1,215,000	1,251,506
Teleflex, Inc.
11/15/2027	4.625%	693,000	658,758
Tenet Healthcare Corp.
06/15/2023	6.750%	428,000	426,570
07/15/2024	4.625%	1,401,000	1,362,394
05/01/2025	5.125%	871,000	857,245
08/01/2025	7.000%	1,234,000	1,218,496
Total			20,725,117
Healthcare Insurance 1.4%
Centene Corp.
01/15/2025	4.750%	1,224,000	1,221,284
Centene Corp.(a)
06/01/2026	5.375%	1,084,000	1,109,254
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,973,000	2,002,757
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	942,000	959,410
Total			5,292,705
Home Construction 1.5%
Lennar Corp.
11/15/2024	5.875%	114,000	118,515
06/01/2026	5.250%	1,071,000	1,062,948
11/29/2027	4.750%	1,314,000	1,262,087
Meritage Homes Corp.
04/01/2022	7.000%	928,000	998,007
06/01/2025	6.000%	535,000	541,282
06/06/2027	5.125%	449,000	416,017
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	516,574
03/01/2024	5.625%	848,000	834,756
Total			5,750,186
Independent Energy 7.9%
Callon Petroleum Co.
10/01/2024	6.125%	501,000	511,079
07/01/2026	6.375%	1,360,000	1,393,072
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,528,000	1,564,748
Centennial Resource Production LLC(a)
01/15/2026	5.375%	442,000	439,979
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	571,000	569,651
Chesapeake Energy Corp.
10/01/2026	7.500%	828,000	829,723
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,953,000	1,904,196
Diamondback Energy, Inc.
05/31/2025	5.375%	621,000	634,217
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	196,000	196,309
01/30/2028	5.750%	1,736,000	1,736,007
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	732,000	718,184
Halcon Resources Corp.
02/15/2025	6.750%	2,087,000	2,003,528
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	696,000	674,650
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	1,011,000	1,005,725
Laredo Petroleum, Inc.
01/15/2022	5.625%	425,000	424,901
03/15/2023	6.250%	2,359,000	2,363,402

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(a)
09/15/2026	5.875%	771,000	781,769
MEG Energy Corp.(a)
01/15/2025	6.500%	260,000	257,460
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	612,000	638,850
01/15/2025	5.375%	793,000	796,488
08/15/2025	5.250%	1,338,000	1,334,751
10/15/2027	5.625%	1,319,000	1,326,459
PDC Energy, Inc.
09/15/2024	6.125%	1,465,000	1,437,798
SM Energy Co.
06/01/2025	5.625%	329,000	328,006
09/15/2026	6.750%	1,457,000	1,515,569
01/15/2027	6.625%	503,000	519,684
Whiting Petroleum Corp.
01/15/2026	6.625%	971,000	1,009,073
WPX Energy, Inc.
01/15/2022	6.000%	549,000	569,169
09/15/2024	5.250%	1,336,000	1,343,558
06/01/2026	5.750%	494,000	501,297
Total			29,329,302
Leisure 0.7%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	603,000	637,771
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	647,518
03/15/2026	5.625%	351,000	355,311
Viking Cruises Ltd.(a)
09/15/2027	5.875%	933,000	911,339
Total			2,551,939
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	539,000	536,141
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	97,000	99,506
Marriott Ownership Resorts, Inc./ILG LLC(a)
09/15/2026	6.500%	191,000	195,987
Total			831,634
Media and Entertainment 1.9%
Match Group, Inc.
06/01/2024	6.375%	863,000	909,307
Netflix, Inc.(a)
04/15/2028	4.875%	2,594,000	2,435,763
11/15/2028	5.875%	2,074,000	2,070,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,631,000	1,646,421
Total			7,061,698
Metals and Mining 4.9%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	461,000	488,764
09/30/2026	7.000%	366,000	393,454
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	957,000	1,011,613
Constellium NV(a)
05/15/2024	5.750%	1,476,000	1,467,721
03/01/2025	6.625%	830,000	844,840
02/15/2026	5.875%	562,000	550,569
Freeport-McMoRan, Inc.
03/15/2043	5.450%	4,360,000	3,978,012
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	702,000	730,214
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	628,000	646,290
01/15/2025	7.625%	1,505,000	1,556,290
Novelis Corp.(a)
08/15/2024	6.250%	457,000	467,957
09/30/2026	5.875%	2,013,000	1,968,855
Teck Resources Ltd.
07/15/2041	6.250%	3,794,000	3,983,427
Total			18,088,006
Midstream 6.1%
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	723,650
06/30/2027	5.125%	532,000	533,988
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	1,076,000	1,083,249
DCP Midstream Operating LP
04/01/2044	5.600%	2,021,000	1,937,011
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	890,669
Energy Transfer Equity LP
03/15/2023	4.250%	775,000	771,856
06/01/2027	5.500%	3,730,000	3,868,174
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,050,000	1,076,736
NGPL PipeCo LLC(a)
08/15/2022	4.375%	399,000	402,657
08/15/2027	4.875%	484,000	481,651
12/15/2037	7.768%	367,000	449,858
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	930,000	943,543

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	401,000	397,238
02/15/2026	5.500%	1,104,000	1,065,932
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	393,000	400,764
01/15/2028	5.500%	1,034,000	1,044,897
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	349,000	359,906
01/15/2028	5.000%	3,292,000	3,210,810
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,027,000	2,027,154
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	909,000	856,766
Total			22,526,509
Oil Field Services 2.2%
Calfrac Holdings LP(a)
06/15/2026	8.500%	527,000	491,712
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	492,000	511,601
Nabors Industries, Inc.
01/15/2023	5.500%	210,000	207,008
Nabors Industries, Inc.(a)
02/01/2025	5.750%	2,098,000	2,013,069
Rowan Companies, Inc.
01/15/2024	4.750%	604,000	538,899
SESI LLC
09/15/2024	7.750%	1,308,000	1,334,114
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	906,000	916,000
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	900,000	929,253
Weatherford International LLC(a)
03/01/2025	9.875%	126,000	121,751
Weatherford International Ltd.
06/15/2021	7.750%	808,000	793,697
06/15/2023	8.250%	17,000	16,062
02/15/2024	9.875%	340,000	333,177
Total			8,206,343
Other Industry 0.2%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	586,000	570,910
WeWork Companies, Inc.(a)
05/01/2025	7.875%	300,000	291,181
Total			862,091
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.6%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	566,000	576,613
03/15/2027	5.375%	1,700,000	1,741,378
Total			2,317,991
Packaging 3.7%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	658,618
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,464,000	2,576,743
02/15/2025	6.000%	2,177,000	2,136,913
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	1,936,432
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	567,558
Multi-Color Corp.(a)
11/01/2025	4.875%	1,143,000	1,068,902
Novolex (a)
01/15/2025	6.875%	387,000	370,572
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,042,044
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,734,703	1,738,712
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,545,661
Total			13,642,155
Pharmaceuticals 2.6%
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	693,000	691,532
03/01/2023	5.500%	776,000	746,871
03/15/2024	7.000%	877,000	927,186
04/15/2025	6.125%	1,788,000	1,702,217
11/01/2025	5.500%	730,000	730,171
12/15/2025	9.000%	196,000	211,053
04/01/2026	9.250%	1,300,000	1,403,497
01/31/2027	8.500%	356,000	373,864
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	627,252
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,098,175
Total			9,511,818
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	166,000	172,495

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	992,000	992,650
Total			1,165,145
Restaurants 0.2%
IRB Holding Corp.(a)
02/15/2026	6.750%	742,000	727,254
Retailers 0.4%
L Brands, Inc.
11/01/2035	6.875%	636,000	539,579
Party City Holdings, Inc.(a)
08/01/2026	6.625%	323,000	326,721
Penske Automotive Group, Inc.
12/01/2024	5.375%	297,000	291,074
05/15/2026	5.500%	338,000	328,520
Total			1,485,894
Technology 7.0%
Ascend Learning LLC(a)
08/01/2025	6.875%	501,000	505,412
Camelot Finance SA(a)
10/15/2024	7.875%	1,261,000	1,255,122
CDK Global, Inc.
06/01/2027	4.875%	877,000	855,132
Equinix, Inc.
01/15/2026	5.875%	2,091,000	2,146,458
05/15/2027	5.375%	1,640,000	1,643,116
First Data Corp.(a)
08/15/2023	5.375%	1,501,000	1,526,472
12/01/2023	7.000%	3,224,000	3,357,187
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,598,300
Informatica LLC(a)
07/15/2023	7.125%	808,000	828,330
Iron Mountain, Inc.(a)
09/15/2027	4.875%	520,000	477,268
03/15/2028	5.250%	1,436,000	1,331,607
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,444,065
08/15/2025	5.750%	1,298,000	1,359,289
NCR Corp.
12/15/2023	6.375%	609,000	620,475
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,589,000	1,524,483
Refinitiv US Holdings, Inc.(a),(b)
05/15/2026	6.250%	456,000	457,665
11/15/2026	8.250%	1,557,000	1,547,412
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symantec Corp.(a)
04/15/2025	5.000%	1,726,000	1,707,221
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	1,218,000	1,184,481
Verscend Escrow Corp.(a)
08/15/2026	9.750%	511,000	527,483
Total			25,896,978
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	325,000	323,519
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,525,000	1,429,577
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,214,000	1,198,211
Total			2,951,307
Wireless 5.8%
Altice France SA(a)
05/01/2026	7.375%	3,758,000	3,757,632
02/01/2027	8.125%	775,000	798,748
SBA Communications Corp.
09/01/2024	4.875%	4,052,000	4,009,393
Sprint Capital Corp.
11/15/2028	6.875%	1,335,000	1,341,134
Sprint Communications, Inc.(a)
11/15/2018	9.000%	731,000	736,047
Sprint Corp.
02/15/2025	7.625%	2,059,000	2,184,945
03/01/2026	7.625%	1,598,000	1,691,274
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	310,000	322,882
01/15/2026	6.500%	3,053,000	3,198,585
02/01/2026	4.500%	746,000	710,467
02/01/2028	4.750%	1,149,000	1,080,095
Wind Tre SpA(a)
01/20/2026	5.000%	2,163,000	1,858,951
Total			21,690,153
Wirelines 2.4%
CenturyLink, Inc.
03/15/2022	5.800%	785,000	798,542
04/01/2024	7.500%	1,112,000	1,186,031
04/01/2025	5.625%	1,358,000	1,325,578
Frontier Communications Corp.
01/15/2025	6.875%	1,659,000	1,014,240
09/15/2025	11.000%	611,000	476,168
Telecom Italia Capital SA
09/30/2034	6.000%	1,746,000	1,663,763

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,705,000	1,770,007
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	776,000	775,643
Total			9,009,972
Total Corporate Bonds & Notes (Cost $356,476,368)			354,427,565

Senior Loans 2.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/AzkoNobel(c),(d),(e)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 09/20/2025		732,000	734,796
Consumer Products 0.3%
Serta Simmons Bedding LLC(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.133%	1,480,315	1,146,504
Food and Beverage 0.3%
8th Avenue Food & Provisions, Inc.(c),(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/21/2026		752,935	756,700
Term Loan
3-month USD LIBOR + 3.750% 09/19/2025		406,032	409,333
Total			1,166,033
Media and Entertainment 0.0%
UFC Holdings LLC(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.742%	97,000	97,910
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(d),(e)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.104%	272,025	273,311
Property & Casualty 0.1%
Hub International Ltd.(d),(e)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	304,238	304,770
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.1%
Applied Systems, Inc.(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/19/2024	5.386%	391,050	393,005
Ascend Learning LLC(d),(e)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.242%	171,270	171,323
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(d),(e)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.742%	392,057	393,920
Hyland Software, Inc.(d),(e)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.492%	240,907	242,311
Misys Ltd./Almonde/Tahoe(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.886%	535,876	536,037
Refinitiv/Thompson Reuter(a),(c),(d),(e)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.066%	2,242,859	2,236,938
Total			3,973,534
Total Senior Loans (Cost $7,995,471)			7,696,858

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(f),(g)	11,550,661	11,549,506
Total Money Market Funds (Cost $11,549,506)		11,549,506
Total Investments in Securities (Cost: $376,021,345)		373,673,929
Other Assets & Liabilities, Net		(1,855,595)
Net Assets		371,818,334

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
At September 30, 2018, securities and/or cash totaling $206,850 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(197)	12/2018	USD	(23,538,169)	283,182	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $204,558,144, which represents 55.02% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents a security purchased on a forward commitment basis.
(d)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(e)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	7,380,546	80,104,867	(75,934,752)	11,550,661	(150)	(49)	88,128	11,549,506
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	354,427,565	—	—	354,427,565
Senior Loans	—	7,696,858	—	—	7,696,858
Money Market Funds	—	—	—	11,549,506	11,549,506
Total Investments in Securities	—	362,124,423	—	11,549,506	373,673,929
Investments in Derivatives
Asset
Futures Contracts	283,182	—	—	—	283,182
Total	283,182	362,124,423	—	11,549,506	373,957,111
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,893,240	—	—	1,893,240
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 17.3%
Hotels, Restaurants & Leisure 1.6%
Norwegian Cruise Line Holdings Ltd.(a)	256,119	14,708,914
Yum! Brands, Inc.	191,838	17,439,993
Total		32,148,907
Internet & Direct Marketing Retail 7.8%
Amazon.com, Inc.(a)	61,169	122,521,507
Booking Holdings, Inc.(a)	16,157	32,055,488
Total		154,576,995
Media 1.1%
Comcast Corp., Class A	283,575	10,041,391
DISH Network Corp., Class A(a)	307,486	10,995,699
Total		21,037,090
Specialty Retail 3.6%
Burlington Stores, Inc.(a)	114,580	18,667,373
O’Reilly Automotive, Inc.(a)	77,997	27,089,918
Ulta Beauty, Inc.(a)	87,365	24,647,414
Total		70,404,705
Textiles, Apparel & Luxury Goods 3.2%
Canada Goose Holdings, Inc.(a)	190,898	12,320,557
Nike, Inc., Class B	371,213	31,449,166
PVH Corp.	140,958	20,354,335
Total		64,124,058
Total Consumer Discretionary		342,291,755
Consumer Staples 4.0%
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	105,200	24,709,376
SYSCO Corp.	210,963	15,453,040
Walmart, Inc.	113,945	10,700,575
Total		50,862,991
Food Products 0.8%
Tyson Foods, Inc., Class A	270,916	16,127,629
Tobacco 0.6%
Philip Morris International, Inc.	152,442	12,430,121
Total Consumer Staples		79,420,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.3%
Energy Equipment & Services 0.5%
TechnipFMC PLC	277,469	8,670,906
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co.	92,329	8,581,057
Diamondback Energy, Inc.	58,444	7,901,045
Total		16,482,102
Total Energy		25,153,008
Financials 3.9%
Banks 1.0%
Citigroup, Inc.	281,150	20,169,701
Capital Markets 2.9%
Bank of New York Mellon Corp. (The)	448,612	22,874,726
BlackRock, Inc.	43,484	20,495,314
Charles Schwab Corp. (The)	291,146	14,309,826
Total		57,679,866
Total Financials		77,849,567
Health Care 16.4%
Biotechnology 5.6%
Alexion Pharmaceuticals, Inc.(a)	194,014	26,969,886
Biogen, Inc.(a)	90,381	31,932,511
BioMarin Pharmaceutical, Inc.(a)	182,114	17,659,595
Exact Sciences Corp.(a)	59,126	4,666,224
Sage Therapeutics, Inc.(a)	21,954	3,101,002
Vertex Pharmaceuticals, Inc.(a)	135,310	26,079,649
Total		110,408,867
Health Care Equipment & Supplies 3.7%
Align Technology, Inc.(a)	38,020	14,874,184
Edwards Lifesciences Corp.(a)	138,894	24,181,446
IDEXX Laboratories, Inc.(a)	23,480	5,862,017
Medtronic PLC	287,538	28,285,113
Total		73,202,760
Health Care Providers & Services 1.2%
Humana, Inc.	68,343	23,135,472
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.5%
Illumina, Inc.(a)	67,912	24,927,779
Thermo Fisher Scientific, Inc.	103,027	25,146,830
Total		50,074,609
Pharmaceuticals 3.4%
Allergan PLC	51,894	9,884,769
Bristol-Myers Squibb Co.	463,324	28,763,154
Johnson & Johnson	214,898	29,692,457
Total		68,340,380
Total Health Care		325,162,088
Industrials 8.7%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	133,568	28,399,228
Northrop Grumman Corp.	84,353	26,771,112
Total		55,170,340
Air Freight & Logistics 1.4%
FedEx Corp.	117,946	28,400,217
Electrical Equipment 1.0%
AMETEK, Inc.	238,860	18,898,603
Industrial Conglomerates 1.3%
Honeywell International, Inc.	160,746	26,748,134
Machinery 2.2%
Ingersoll-Rand PLC	227,149	23,237,343
Xylem, Inc.	254,207	20,303,513
Total		43,540,856
Total Industrials		172,758,150
Information Technology 43.0%
Electronic Equipment, Instruments & Components 0.9%
Zebra Technologies Corp., Class A(a)	103,146	18,239,307
Internet Software & Services 10.7%
Alibaba Group Holding Ltd., ADR(a)	152,676	25,154,898
Alphabet, Inc., Class A(a)	50,859	61,390,882
Alphabet, Inc., Class C(a)	53,606	63,977,153
Facebook, Inc., Class A(a)	376,386	61,900,441
Total		212,423,374
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.1%
FleetCor Technologies, Inc.(a)	117,347	26,736,340
Pagseguro Digital Ltd., Class A(a)	501,268	13,870,086
PayPal Holdings, Inc.(a)	339,036	29,780,922
Square, Inc., Class A(a)	65,270	6,462,383
Visa, Inc., Class A	417,503	62,663,025
Total		139,512,756
Semiconductors & Semiconductor Equipment 5.1%
Broadcom, Inc.	133,745	32,998,904
Lam Research Corp.	114,950	17,437,915
MACOM Technology Solutions Holdings, Inc.(a)	451,610	9,303,166
NVIDIA Corp.	146,552	41,184,043
Total		100,924,028
Software 12.9%
Adobe Systems, Inc.(a)	170,955	46,149,302
Electronic Arts, Inc.(a)	210,346	25,344,590
Microsoft Corp.	1,140,371	130,424,231
Salesforce.com, Inc.(a)	209,978	33,392,801
ServiceNow, Inc.(a)	104,167	20,378,190
Total		255,689,114
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	548,959	123,922,005
Total Information Technology		850,710,584
Materials 1.2%
Chemicals 1.2%
Eastman Chemical Co.	243,860	23,342,279
Total Materials		23,342,279
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
American Tower Corp.	145,240	21,103,372
Equinix, Inc.	56,137	24,301,146
Total		45,404,518
Total Real Estate		45,404,518
Total Common Stocks (Cost $1,307,909,586)		1,942,092,690

2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2018 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	41,407,506	41,403,366
Total Money Market Funds (Cost $41,403,464)		41,403,366
Total Investments in Securities (Cost: $1,349,313,050)		1,983,496,056
Other Assets & Liabilities, Net		(3,612,549)
Net Assets		1,979,883,507
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	15,227,411	201,392,437	(175,212,342)	41,407,506	(3,516)	(446)	454,396	41,403,366
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	342,291,755	—	—	—	342,291,755
Consumer Staples	79,420,741	—	—	—	79,420,741
Energy	25,153,008	—	—	—	25,153,008
Financials	77,849,567	—	—	—	77,849,567
Health Care	325,162,088	—	—	—	325,162,088
Industrials	172,758,150	—	—	—	172,758,150
Information Technology	850,710,584	—	—	—	850,710,584
Materials	23,342,279	—	—	—	23,342,279
Real Estate	45,404,518	—	—	—	45,404,518
Total Common Stocks	1,942,092,690	—	—	—	1,942,092,690
Money Market Funds	—	—	—	41,403,366	41,403,366
Total Investments in Securities	1,942,092,690	—	—	41,403,366	1,983,496,056
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.7%
Issuer	Shares	Value ($)
Consumer Discretionary 6.6%
Automobiles 1.0%
General Motors Co.	435,000	14,646,450
Hotels, Restaurants & Leisure 3.8%
Carnival Corp.	125,000	7,971,250
Extended Stay America, Inc.	375,000	7,586,250
Las Vegas Sands Corp.	190,000	11,272,700
McDonald’s Corp.	142,500	23,838,825
Six Flags Entertainment Corp.	112,500	7,854,750
Total		58,523,775
Leisure Products 0.5%
Hasbro, Inc.	80,000	8,409,600
Specialty Retail 1.3%
Home Depot, Inc. (The)	57,500	11,911,125
Williams-Sonoma, Inc.	130,000	8,543,600
Total		20,454,725
Total Consumer Discretionary		102,034,550
Consumer Staples 12.3%
Beverages 3.2%
Molson Coors Brewing Co., Class B	175,000	10,762,500
PepsiCo, Inc.	345,000	38,571,000
Total		49,333,500
Food & Staples Retailing 1.1%
Walmart, Inc.	175,000	16,434,250
Food Products 2.0%
General Mills, Inc.	175,000	7,511,000
Kellogg Co.	162,500	11,378,250
Mondelez International, Inc., Class A	275,000	11,814,000
Total		30,703,250
Household Products 1.5%
Procter & Gamble Co. (The)	285,000	23,720,550
Tobacco 4.5%
Altria Group, Inc.	500,000	30,155,000
Philip Morris International, Inc.	480,000	39,139,200
Total		69,294,200
Total Consumer Staples		189,485,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 13.5%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	225,000	7,611,750
Helmerich & Payne, Inc.	125,000	8,596,250
Total		16,208,000
Oil, Gas & Consumable Fuels 12.5%
BP PLC, ADR	1,235,000	56,933,500
Chevron Corp.	450,000	55,026,000
ConocoPhillips	215,000	16,641,000
Suncor Energy, Inc.	740,000	28,630,600
Valero Energy Corp.	210,000	23,887,500
Williams Companies, Inc. (The)	400,000	10,876,000
Total		191,994,600
Total Energy		208,202,600
Financials 11.7%
Banks 7.7%
Bank of America Corp.	750,000	22,095,000
BB&T Corp.	300,000	14,562,000
JPMorgan Chase & Co.	290,000	32,723,600
PacWest Bancorp	150,000	7,147,500
Wells Fargo & Co.	800,000	42,048,000
Total		118,576,100
Capital Markets 1.4%
Ares Capital Corp.	445,000	7,649,550
Morgan Stanley	300,000	13,971,000
Total		21,620,550
Insurance 2.6%
MetLife, Inc.	250,000	11,680,000
Principal Financial Group, Inc.	275,000	16,112,250
Prudential Financial, Inc.	115,000	11,651,800
Total		39,444,050
Total Financials		179,640,700
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.2%
Biotechnology 3.1%
AbbVie, Inc.	250,000	23,645,000
Gilead Sciences, Inc.	310,000	23,935,100
Total		47,580,100
Pharmaceuticals 10.1%
Bristol-Myers Squibb Co.	340,000	21,107,200
Johnson & Johnson	375,000	51,813,750
Merck & Co., Inc.	440,000	31,213,600
Pfizer, Inc.	1,150,000	50,680,500
Total		154,815,050
Total Health Care		202,395,150
Industrials 6.5%
Aerospace & Defense 1.9%
Boeing Co. (The)	34,000	12,644,600
Lockheed Martin Corp.	47,500	16,433,100
Total		29,077,700
Airlines 0.8%
Delta Air Lines, Inc.	225,000	13,011,750
Machinery 1.9%
Caterpillar, Inc.	110,000	16,773,900
Ingersoll-Rand PLC	115,000	11,764,500
Total		28,538,400
Road & Rail 1.9%
Union Pacific Corp.	175,000	28,495,250
Total Industrials		99,123,100
Information Technology 13.6%
Communications Equipment 4.0%
Cisco Systems, Inc.	1,275,000	62,028,750
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	575,000	20,297,500
IT Services 2.6%
Automatic Data Processing, Inc.	52,500	7,909,650
International Business Machines Corp.	215,000	32,510,150
Total		40,419,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Broadcom, Inc.	77,000	18,998,210
Intel Corp.	482,500	22,817,425
Lam Research Corp.	120,000	18,204,000
Maxim Integrated Products, Inc.	190,000	10,714,100
Total		70,733,735
Software 1.1%
Microsoft Corp.	140,000	16,011,800
Total Information Technology		209,491,585
Materials 2.6%
Chemicals 2.6%
DowDuPont, Inc.	385,000	24,759,350
Nutrien Ltd.	265,000	15,290,500
Total		40,049,850
Total Materials		40,049,850
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
Alexandria Real Estate Equities, Inc.	125,000	15,723,750
Equinix, Inc.	17,500	7,575,575
Total		23,299,325
Total Real Estate		23,299,325
Telecommunication Services 6.0%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	950,000	31,901,000
BCE, Inc.	400,000	16,208,000
Verizon Communications, Inc.	810,000	43,245,900
Total		91,354,900
Total Telecommunication Services		91,354,900
Utilities 6.2%
Electric Utilities 4.0%
American Electric Power Co., Inc.	275,000	19,492,000
Edison International	120,000	8,121,600
Entergy Corp.	235,000	19,065,550
Xcel Energy, Inc.	320,000	15,107,200
Total		61,786,350

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.2%
Ameren Corp.	235,000	14,856,700
DTE Energy Co.	70,000	7,639,100
NiSource, Inc.	425,000	10,591,000
Total		33,086,800
Total Utilities		94,873,150
Total Common Stocks (Cost $1,313,514,681)		1,439,950,660

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.5%
AXA SA(a)
05/15/2021	7.250%	7,500,000	8,050,275
Total Convertible Bonds (Cost $7,568,061)			8,050,275

Convertible Preferred Stocks 4.6%
Issuer		Shares	Value ($)
Health Care 1.3%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.125%	300,000	19,608,000
Total Health Care			19,608,000
Industrials 0.7%
Machinery 0.7%
Fortive Corp.	5.000%	10,500	11,197,919
Total Industrials			11,197,919
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
Crown Castle International Corp.	6.875%	15,000	16,290,000
Total Real Estate			16,290,000
Utilities 1.5%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.123%	132,500	7,545,875
Multi-Utilities 1.0%
DTE Energy Co.	6.500%	300,000	15,516,000
Total Utilities			23,061,875
Total Convertible Preferred Stocks (Cost $67,188,263)			70,157,794

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	17,209,811	17,208,090
Total Money Market Funds (Cost $17,208,090)		17,208,090
Total Investments in Securities (Cost: $1,405,479,095)		1,535,366,819
Other Assets & Liabilities, Net		2,294,532
Net Assets		1,537,661,351

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $8,050,275, which represents 0.52% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	17,564,137	698,871,188	(699,225,514)	17,209,811	2,223	(1,425)	461,904	17,208,090
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	102,034,550	—	—	—	102,034,550
Consumer Staples	189,485,750	—	—	—	189,485,750
Energy	208,202,600	—	—	—	208,202,600
Financials	179,640,700	—	—	—	179,640,700
Health Care	202,395,150	—	—	—	202,395,150
Industrials	99,123,100	—	—	—	99,123,100
Information Technology	209,491,585	—	—	—	209,491,585
Materials	40,049,850	—	—	—	40,049,850
Real Estate	23,299,325	—	—	—	23,299,325
Telecommunication Services	91,354,900	—	—	—	91,354,900
Utilities	94,873,150	—	—	—	94,873,150
Total Common Stocks	1,439,950,660	—	—	—	1,439,950,660
Convertible Bonds	—	8,050,275	—	—	8,050,275
Convertible Preferred Stocks
Health Care	19,608,000	—	—	—	19,608,000
Industrials	—	11,197,919	—	—	11,197,919
Real Estate	16,290,000	—	—	—	16,290,000
Utilities	23,061,875	—	—	—	23,061,875
Total Convertible Preferred Stocks	58,959,875	11,197,919	—	—	70,157,794
Money Market Funds	—	—	—	17,208,090	17,208,090
Total Investments in Securities	1,498,910,535	19,248,194	—	17,208,090	1,535,366,819
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	5,771	5,899
Total Asset-Backed Securities — Agency (Cost $5,772)			5,899

Asset-Backed Securities — Non-Agency 6.9%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% 01/20/2031	4.048%	4,125,000	4,082,265
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.669%	1,900,000	1,904,047
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.039%	2,750,000	2,734,710
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.759%	6,500,000	6,465,524
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	2,800,000	2,814,726
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.297%	6,000,000	5,999,862
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.597%	2,000,000	1,987,818
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.017%	3,000,000	3,041,880
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.089%	3,000,000	3,004,752
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	3,500,000	3,493,439
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,750,000	4,803,644
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	4,000,000	4,013,688
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.739%	3,750,000	3,713,820
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	3,651,420	3,606,283
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,480,758
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	1,150,000
Series 2016-A Class RIO
01/25/2038	0.000%	3	744,372
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,699,189
Series 2016-B Class RC
04/25/2037	0.000%	2	658,446
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	30,000	1,911,000
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% 04/18/2031	4.251%	5,000,000	5,003,600
Total Asset-Backed Securities — Non-Agency (Cost $69,663,068)			67,313,823

Commercial Mortgage-Backed Securities - Agency 9.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K057 Class A2
07/25/2026	2.570%	20,000,000	18,822,544
Series K725 Class A2
01/25/2024	3.002%	20,000,000	19,764,576
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	7,000,000	6,732,264
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	23,894,655
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,995,560	3,748,790
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,967,183	7,702,835
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
CMO Series 2013-179 Class A
07/16/2037	1.800%	5,532,345	5,369,826
Series 2017-190 Class AD
03/16/2060	2.600%	3,737,013	3,499,663
Total Commercial Mortgage-Backed Securities - Agency (Cost $92,377,978)			89,535,153

Commercial Mortgage-Backed Securities - Non-Agency 6.6%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% 06/15/2035	3.958%	3,500,000	3,516,966
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% 11/15/2036	4.408%	8,000,000	8,024,990
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,960,362
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,028,742
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	833,302
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class B
1-month USD LIBOR + 1.750% 03/15/2033	3.527%	8,550,247	8,593,153
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	6,745,425
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	1,100,000	1,063,858
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,016,415
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,026,934
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	4,000,000	3,974,603
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.409%	5,000,000	5,040,463
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	173,815	179,210
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	1,973,021
Progress Residential Trust(a),(h)
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,512,406
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.658%	2,500,000	2,526,976
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% 02/15/2032	4.258%	3,050,000	3,069,246
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $63,065,878)			64,086,072

Repurchase Agreements 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (U.S.A.) LLC
dated 09/28/2018, matures 10/01/2018,
repurchase price $29,005,413.33 (collateralized by U.S. Government Agencies, Total Market Value $29,580,000.92)
	2.240%	29,000,000	29,000,000
Total Repurchase Agreements (Cost $29,000,000)			29,000,000

Residential Mortgage-Backed Securities - Agency 89.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2019	5.500%	11,989	12,043
06/01/2021- 10/01/2045	3.500%	73,222,944	72,503,503
03/01/2022- 09/01/2037	6.000%	34,677	36,872
10/01/2023- 10/01/2040	5.000%	10,045,905	10,567,083
07/01/2039- 06/01/2048	4.500%	31,618,195	32,694,855
10/01/2041- 03/01/2046	4.000%	56,810,617	57,722,267
11/01/2042	3.000%	14,301,213	13,798,921
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.616% 01/01/2037	3.366%	86,047	89,533
12-month USD LIBOR + 1.910% 09/01/2037	4.643%	166,833	175,085
CMO Series 4119 Class SP
1-month USD LIBOR + 2.571% 10/15/2042	1.338%	93,655	90,714

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(h)
10/11/2048	3.500%	18,000,000	17,715,938
10/11/2048	4.500%	15,000,000	15,481,055
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 264 Class S1
1-month USD LIBOR + 5.950% 07/15/2042	3.792%	12,326,707	1,747,382
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	3.792%	18,069,930	3,056,390
CMO Series 4083 Class CS
1-month USD LIBOR + 6.650% 12/15/2038	4.492%	3,924,599	247,665
CMO Series 4094 Class SY
1-month USD LIBOR + 6.080% 08/15/2042	3.922%	8,253,790	1,371,025
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.042%	9,898,920	934,640
CMO Series 4183 Class AS
1-month USD LIBOR + 6.150% 04/15/2039	3.992%	4,677,362	466,201
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	3.942%	2,974,282	244,070
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	3.742%	5,747,028	960,319
CMO Series 4594 Class SA
1-month USD LIBOR + 5.950% 06/15/2046	3.792%	15,322,630	2,732,452
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	3.812%	6,045,047	916,716
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	3.842%	2,921,445	424,118
Federal Home Loan Mortgage Corp.(i)
CMO Series 266
07/15/2042	4.000%	7,079,299	1,432,607
CMO Series 267
08/15/2042	4.000%	5,866,989	1,168,050
CMO Series 4120 Class AI
11/15/2039	3.500%	3,905,598	433,069
CMO Series 4121 Class IA
01/15/2041	3.500%	4,071,407	522,822
CMO Series 4122 Class JI
12/15/2040	4.000%	5,715,622	666,984
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4139 Class CI
05/15/2042	3.500%	2,853,639	370,986
CMO Series 4147 Class CI
01/15/2041	3.500%	9,726,112	1,410,602
CMO Series 4148 Class BI
02/15/2041	4.000%	3,017,096	402,642
CMO Series 4177 Class IY
03/15/2043	4.000%	12,015,688	2,569,514
CMO Series 4182 Class DI
05/15/2039	3.500%	12,526,054	1,282,572
CMO Series 4213 Class DI
06/15/2038	3.500%	9,801,653	964,927
Federal Home Loan Mortgage Corp.(g),(i)
CMO Series 4068 Class GI
09/15/2036	1.513%	6,239,777	288,535
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	15,374,753	16,322,288
08/01/2022	6.000%	1,135	1,225
09/01/2023- 11/01/2023	5.500%	2,000,148	2,070,029
03/01/2027- 03/01/2028	2.500%	21,861,503	21,244,142
03/01/2027- 04/01/2048	3.500%	115,825,682	114,530,002
05/01/2027- 04/01/2043	3.000%	38,731,366	37,805,035
07/01/2039- 08/01/2047	4.500%	42,578,720	44,255,060
11/01/2042- 06/01/2048	4.000%	111,595,619	113,346,348
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,144,169	7,937,815
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% 02/01/2033	3.883%	18,463	19,037
6-month USD LIBOR + 1.413% 07/01/2033	3.913%	3,345	3,363
12-month USD LIBOR + 1.730% 12/01/2033	3.590%	2,881	3,004
12-month USD LIBOR + 1.639% 06/01/2034	4.151%	81,328	84,724
Federal National Mortgage Association(h)
10/16/2033	2.500%	40,000,000	38,591,176
10/16/2033- 10/11/2048	3.000%	30,000,000	29,473,747
10/11/2048	3.500%	44,000,000	43,297,272
10/11/2048	4.000%	8,000,000	8,078,125
Federal National Mortgage Association(j)
05/01/2039	4.500%	4,487,599	4,682,443

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	5.322%	1,129	1,178
Federal National Mortgage Association(g),(i)
CMO Series 2006-5 Class N1
08/25/2034	1.933%	5,182,559	1
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	11,893,089	1,721,790
CMO Series 2012-121 Class GI
08/25/2039	3.500%	7,086,882	935,128
CMO Series 2012-129 Class IC
01/25/2041	3.500%	6,940,189	1,113,252
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,377,706	264,282
CMO Series 2012-134 Class AI
07/25/2040	3.500%	10,610,575	1,578,620
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,576,620	317,887
CMO Series 2012-40 Class IP
09/25/2040	4.000%	11,550,105	1,422,749
CMO Series 2012-96 Class CI
04/25/2039	3.500%	4,005,996	394,980
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,867,086	604,993
CMO Series 2013-1 Class BI
02/25/2040	3.500%	7,596,937	775,638
CMO Series 2013-10 Class AI
11/25/2041	3.500%	11,041,270	1,212,832
CMO Series 2013-16
01/25/2040	3.500%	6,529,540	802,872
CMO Series 2013-41 Class IY
05/25/2040	3.500%	14,178,048	1,562,490
CMO Series 2013-6 Class MI
02/25/2040	3.500%	7,357,089	1,028,267
Federal National Mortgage Association(b),(i)
CMO Series 2012-80 Class DS
1-month USD LIBOR + 6.650% 06/25/2039	4.434%	2,452,671	264,537
CMO Series 2012-99 Class SL
1-month USD LIBOR + 6.620% 09/25/2042	4.404%	11,227,305	2,006,446
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	3.934%	6,076,275	957,710
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	3.784%	18,752,202	3,147,321
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-90 Class SP
1-month USD LIBOR + 6.150% 11/25/2047	3.934%	8,205,058	1,422,261
Government National Mortgage Association
03/15/2029- 03/15/2033	6.000%	95,850	103,559
08/20/2040	5.000%	5,208,145	5,518,837
07/20/2041	4.500%	7,191,384	7,536,584
Government National Mortgage Association(h)
10/18/2048	3.000%	35,000,000	33,895,313
10/18/2048	3.500%	15,000,000	14,915,039
10/18/2048	4.500%	40,000,000	41,336,176
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	4,343,521	788,775
CMO Series 2012-129 Class AI
08/20/2037	3.000%	5,040,888	486,435
CMO Series 2014-131 Class EI
09/16/2039	4.000%	5,862,965	895,669
Government National Mortgage Association(b),(i)
CMO Series 2014-131 Class BS
1-month USD LIBOR + 6.200% 09/16/2044	4.042%	3,367,724	652,677
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.035%	7,463,571	1,361,417
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	3.915%	4,872,180	895,303
CMO Series 2017-101 Class SA
1-month USD LIBOR + 6.200% 07/20/2047	4.035%	8,166,782	1,261,941
CMO Series 2017-170 Class QS
1-month USD LIBOR + 6.200% 11/20/2047	4.035%	9,530,035	1,530,910
CMO Series 2018-105 Class SA
1-month USD LIBOR + 6.200% 08/20/2048	4.035%	10,984,062	1,779,096
CMO Series 2018-21 Class WS
1-month USD LIBOR + 6.200% 02/20/2048	4.035%	8,943,456	1,617,678
CMO Series 2018-40 Class SC
1-month USD LIBOR + 6.200% 03/20/2048	4.035%	5,885,447	956,078
CMO Series 2018-63 Class HS
1-month USD LIBOR + 6.200% 04/20/2048	4.035%	6,892,875	1,172,885

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class MS
1-month USD LIBOR + 6.200% 07/20/2048	4.035%	9,778,185	1,636,977
Total Residential Mortgage-Backed Securities - Agency (Cost $902,365,407)			867,123,575

Residential Mortgage-Backed Securities - Non-Agency 10.5%

American Mortgage Trust(d),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	469	284
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,549,295
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,491,556
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	3.719%	717,235	716,230
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	1,412,889	1,411,383
BCAP LLC Trust(a),(g)
CMO Series 2010-RR13 Class 1A1
06/27/2037	3.240%	1,500,836	1,495,632
CMO Series 2012-RR10 Class 2A1
09/26/2036	4.713%	219,796	219,673
CMO Series 2012-RR7 Class 2A3
07/26/2036	4.225%	185,420	184,925
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,076,000	1,046,816
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 3A2
04/26/2036	4.000%	861,612	860,583
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	131,886	131,698
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.566%	6,000,000	6,049,787
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	2,350,000	2,251,205
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A1
11/25/2037	4.256%	47,659	47,590
CMO Series 2014-A Class B2
01/25/2035	5.482%	2,274,129	2,391,157
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-C Class A
02/25/2054	3.250%	668,912	653,200
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,763,549	2,622,791
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,597,437	3,495,185
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	383,045	382,647
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	752,167	750,944
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	1,335,798	1,332,300
Series 2014-2R Class 17A1
04/27/2037	2.500%	153,817	153,843
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2013-7R Class 3A1
02/26/2035	3.833%	1,066,645	1,062,014
CMO Series 2014-2R Class 17A2
04/27/2037	4.136%	2,393,428	2,388,525
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class A3
10/25/2047	2.813%	1,373,594	1,359,326
Deephaven Residential Mortgage Trust(a),(d),(e),(g)
CMO Series 2018-3A Class M1
08/25/2058	4.357%	2,000,000	2,000,000
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class A3
06/25/2048	3.999%	3,136,160	3,125,688
Mill City Mortgage Trust(a),(g)
CMO Series 2015-1 Class M1
06/25/2056	3.767%	3,000,000	3,025,718
New Residential Mortgage Loan Trust(a),(g),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.289%	26,962,701	1,165,058
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	3,334,828	3,300,922
Subordinated, CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	4,275,992	4,245,858
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	1,883,934	1,857,167

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.466%	1,194,963	1,199,662
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	5.066%	10,000,000	10,115,706
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.713%	8,000,000	8,064,840
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	6,774,369	6,774,343
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	4,084,686	4,058,615
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	1,562,780	1,555,028
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	3,397,892	3,363,914
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	3,570,350	3,550,957
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	3.838%	2,709,695	2,707,601
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	439,695	438,502
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	1,172,164	1,167,837
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	1,532,830	1,527,211
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $101,233,405)			102,293,216

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(k),(l)	1,463,827	1,463,680
Total Money Market Funds (Cost $1,463,680)		1,463,680
Total Investments in Securities (Cost: $1,259,175,188)		1,220,821,418
Other Assets & Liabilities, Net		(248,200,512)
Net Assets		972,620,906

At September 30, 2018, securities and/or cash totaling $3,066,015 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,270	12/2018	USD	151,743,524	—	(1,014,477)
U.S. Treasury 2-Year Note	48	12/2018	USD	10,127,786	—	(24,848)
Total					—	(1,039,325)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	12/2018	USD	(1,982,341)	54,161	—
U.S. Treasury 5-Year Note	(74)	12/2018	USD	(8,347,762)	55,926	—
Total					110,087	—

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(110,000,000)	(110,000,000)	2.75	2/20/2019	(324,500)	(93,786)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(110,000,000)	(110,000,000)	2.75	2/22/2019	(341,000)	(96,745)
Total							(665,500)	(190,531)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(90,000,000)	(90,000,000)	3.10	12/04/2018	(513,000)	(826,695)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000,000)	(100,000,000)	3.10	12/10/2018	(290,000)	(409,520)
Total							(803,000)	(1,236,215)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	2,000,000	98,154	(667)	124,131	—	—	(26,644)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	5,100,000	250,293	(1,700)	382,879	—	—	(134,286)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	5,100,000	250,293	(1,700)	392,154	—	—	(143,561)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	1,000,000	49,077	(333)	63,597	—	—	(14,853)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	2,000,000	98,154	(667)	127,194	—	—	(29,707)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	2,000,000	98,154	(667)	151,250	—	—	(53,763)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	3,500,000	171,769	(1,166)	244,735	—	—	(74,132)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	2,000,000	109,586	(667)	143,788	—	—	(34,869)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	3,000,000	164,379	(1,000)	226,840	—	—	(63,461)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	4,000,000	219,172	(1,333)	294,582	—	—	(76,743)
Total								(9,900)	2,151,150	—	—	(652,019)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $233,692,827, which represents 24.03% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $6,252,291, which represents 0.64% of total net assets.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	20,979,541	417,207,819	(436,723,533)	1,463,827	(1,083)	(2,098)	173,375	1,463,680
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	5,899	—	—	5,899
Asset-Backed Securities — Non-Agency	—	61,150,816	6,163,007	—	67,313,823
Commercial Mortgage-Backed Securities - Agency	—	89,535,153	—	—	89,535,153
Commercial Mortgage-Backed Securities - Non-Agency	—	64,086,072	—	—	64,086,072
Repurchase Agreements	—	29,000,000	—	—	29,000,000
Residential Mortgage-Backed Securities - Agency	—	867,123,575	—	—	867,123,575
Residential Mortgage-Backed Securities - Non-Agency	—	100,292,932	2,000,284	—	102,293,216
Money Market Funds	—	—	—	1,463,680	1,463,680
Total Investments in Securities	—	1,211,194,447	8,163,291	1,463,680	1,220,821,418
Investments in Derivatives
Asset
Futures Contracts	110,087	—	—	—	110,087
Liability
Futures Contracts	(1,039,325)	—	—	—	(1,039,325)
Options Contracts Written	—	(1,426,746)	—	—	(1,426,746)
Swap Contracts	—	(652,019)	—	—	(652,019)
Total	(929,238)	1,209,115,682	8,163,291	1,463,680	1,217,813,415
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2018 ($)
Asset-Backed Securities — Non-Agency	12,186,998	—	—	(1,898,991)	—	—	—	(4,125,000)	6,163,007
Residential Mortgage-Backed Securities — Non-Agency	24,280,441	4	—	(24,057)	1,999,968	(19,300,104)	—	(4,955,968)	2,000,284
Total	36,467,439	4	—	(1,923,048)	1,999,968	(19,300,104)	—	(9,080,968)	8,163,291
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2018 was $(1,898,923), which is comprised of Asset-Backed Securities — Non-Agency of $(1,898,991) and Residential Mortgage-Backed Securities — Non-Agency of $68.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Auto Components 0.1%
Aptiv PLC	8,724	731,944
BorgWarner, Inc.	6,884	294,497
Goodyear Tire & Rubber Co. (The)	7,812	182,723
Total		1,209,164
Automobiles 0.4%
Ford Motor Co.	129,062	1,193,824
General Motors Co.	43,255	1,456,396
Harley-Davidson, Inc.	5,490	248,697
Total		2,898,917
Distributors 0.1%
Genuine Parts Co.	4,840	481,096
LKQ Corp.(a)	10,490	332,218
Total		813,314
Diversified Consumer Services —%
H&R Block, Inc.	6,775	174,456
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	13,292	847,631
Chipotle Mexican Grill, Inc.(a)	806	366,343
Darden Restaurants, Inc.	4,093	455,101
Hilton Worldwide Holdings, Inc.	9,830	794,067
Marriott International, Inc., Class A	9,494	1,253,493
McDonald’s Corp.	25,579	4,279,111
MGM Resorts International	16,850	470,283
Norwegian Cruise Line Holdings Ltd.(a)	6,720	385,930
Royal Caribbean Cruises Ltd.	5,650	734,161
Starbucks Corp.	44,474	2,527,902
Wynn Resorts Ltd.	3,228	410,150
Yum! Brands, Inc.	10,462	951,100
Total		13,475,272
Household Durables 0.3%
D.R. Horton, Inc.	11,308	476,971
Garmin Ltd.	3,983	279,009
Leggett & Platt, Inc.	4,295	188,078
Lennar Corp., Class A	9,620	449,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Mohawk Industries, Inc.(a)	2,090	366,482
Newell Brands, Inc.	14,329	290,879
PulteGroup, Inc.	8,617	213,443
Whirlpool Corp.	2,128	252,700
Total		2,516,720
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.(a)	13,506	27,052,518
Booking Holdings, Inc.(a)	1,565	3,104,960
Expedia Group, Inc.	3,918	511,221
Netflix, Inc.(a)	14,358	5,371,758
Total		36,040,457
Leisure Products 0.1%
Hasbro, Inc.	3,855	405,238
Mattel, Inc.	11,342	178,069
Total		583,307
Media 2.2%
21st Century Fox, Inc., Class A	34,749	1,609,921
21st Century Fox, Inc., Class B	16,060	735,869
CBS Corp., Class B Non Voting	11,161	641,199
Charter Communications, Inc., Class A(a)	5,890	1,919,433
Comcast Corp., Class A	150,746	5,337,916
Discovery, Inc., Class A(a)	5,149	164,768
Discovery, Inc., Class C(a)	11,854	350,641
DISH Network Corp., Class A(a)	7,550	269,988
Interpublic Group of Companies, Inc. (The)	12,657	289,466
News Corp., Class A	12,642	166,748
News Corp., Class B	4,080	55,488
Omnicom Group, Inc.	7,395	503,008
Viacom, Inc., Class B	11,652	393,372
Walt Disney Co. (The)	49,032	5,733,802
Total		18,171,619
Multiline Retail 0.5%
Dollar General Corp.	8,755	956,921
Dollar Tree, Inc.(a)	7,844	639,678
Kohl’s Corp.	5,501	410,100
Macy’s, Inc.	10,116	351,329
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	3,782	226,201
Target Corp.	17,352	1,530,620
Total		4,114,849
Specialty Retail 2.4%
Advance Auto Parts, Inc.	2,440	410,725
AutoZone, Inc.(a)	872	676,410
Best Buy Co., Inc.	8,014	635,991
CarMax, Inc.(a)	5,819	434,505
Foot Locker, Inc.	3,850	196,273
Gap, Inc. (The)	7,149	206,249
Home Depot, Inc. (The)	37,724	7,814,527
L Brands, Inc.	7,529	228,129
Lowe’s Companies, Inc.	26,735	3,069,713
O’Reilly Automotive, Inc.(a)	2,652	921,093
Ross Stores, Inc.	12,410	1,229,831
Tiffany & Co.	3,594	463,518
TJX Companies, Inc. (The)	20,668	2,315,229
Tractor Supply Co.	4,015	364,883
Ulta Beauty, Inc.(a)	1,870	527,564
Total		19,494,640
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	11,880	218,948
Michael Kors Holdings Ltd.(a)	4,925	337,658
Nike, Inc., Class B	42,216	3,576,540
PVH Corp.	2,531	365,476
Ralph Lauren Corp.	1,826	251,166
Tapestry, Inc.	9,493	477,213
Under Armour, Inc., Class A(a)	6,135	130,185
Under Armour, Inc., Class C(a)	6,287	122,345
VF Corp.	10,721	1,001,878
Total		6,481,409
Total Consumer Discretionary		105,974,124
Consumer Staples 6.5%
Beverages 1.6%
Brown-Forman Corp., Class B	5,555	280,805
Coca-Cola Co. (The)	126,182	5,828,347
Constellation Brands, Inc., Class A	5,536	1,193,672
Molson Coors Brewing Co., Class B	6,175	379,762
Common Stocks (continued)
Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	13,110	764,051
PepsiCo, Inc.	46,627	5,212,899
Total		13,659,536
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	14,453	3,394,721
Kroger Co. (The)	26,260	764,429
SYSCO Corp.	15,760	1,154,420
Walgreens Boots Alliance, Inc.	27,805	2,026,984
Walmart, Inc.	47,308	4,442,694
Total		11,783,248
Food Products 1.0%
Archer-Daniels-Midland Co.	18,452	927,582
Campbell Soup Co.	6,348	232,527
ConAgra Foods, Inc.	12,911	438,587
General Mills, Inc.	19,649	843,335
Hershey Co. (The)	4,604	469,608
Hormel Foods Corp.	8,960	353,024
JM Smucker Co. (The)	3,747	384,480
Kellogg Co.	8,346	584,387
Kraft Heinz Co. (The)	20,497	1,129,590
McCormick & Co., Inc.	3,997	526,605
Mondelez International, Inc., Class A	48,349	2,077,073
Tyson Foods, Inc., Class A	9,754	580,655
Total		8,547,453
Household Products 1.3%
Church & Dwight Co., Inc.	8,090	480,303
Clorox Co. (The)	4,219	634,580
Colgate-Palmolive Co.	28,611	1,915,506
Kimberly-Clark Corp.	11,458	1,302,087
Procter & Gamble Co. (The)	82,065	6,830,270
Total		11,162,746
Personal Products 0.2%
Coty, Inc., Class A	14,850	186,516
Estee Lauder Companies, Inc. (The), Class A	7,390	1,073,915
Total		1,260,431

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.0%
Altria Group, Inc.	62,148	3,748,146
Philip Morris International, Inc.	51,252	4,179,088
Total		7,927,234
Total Consumer Staples		54,340,648
Energy 5.8%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	13,723	464,249
Halliburton Co.	29,003	1,175,492
Helmerich & Payne, Inc.	3,596	247,297
National Oilwell Varco, Inc.	12,618	543,583
Schlumberger Ltd.	45,634	2,780,023
TechnipFMC PLC	14,083	440,094
Total		5,650,738
Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	16,881	1,137,948
Apache Corp.	12,605	600,880
Cabot Oil & Gas Corp.	14,549	327,644
Chevron Corp.	63,168	7,724,183
Cimarex Energy Co.	3,140	291,832
Concho Resources, Inc.(a)	6,600	1,008,150
ConocoPhillips	38,312	2,965,349
Devon Energy Corp.	16,776	670,033
EOG Resources, Inc.	19,099	2,436,459
EQT Corp.	8,701	384,845
Exxon Mobil Corp.	139,579	11,867,007
Hess Corp.	8,302	594,257
HollyFrontier Corp.	5,340	373,266
Kinder Morgan, Inc.	62,569	1,109,348
Marathon Oil Corp.	28,160	655,565
Marathon Petroleum Corp.	22,102	1,767,497
Newfield Exploration Co.(a)	6,588	189,932
Noble Energy, Inc.	15,923	496,638
Occidental Petroleum Corp.	25,209	2,071,424
ONEOK, Inc.	13,554	918,826
Phillips 66	14,079	1,586,985
Pioneer Natural Resources Co.	5,617	978,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	14,092	1,602,965
Williams Companies, Inc. (The)	39,873	1,084,147
Total		42,843,605
Total Energy		48,494,343
Financials 13.0%
Banks 5.7%
Bank of America Corp.	306,240	9,021,830
BB&T Corp.	25,528	1,239,129
Citigroup, Inc.	82,969	5,952,196
Citizens Financial Group, Inc.	15,690	605,163
Comerica, Inc.	5,650	509,630
Fifth Third Bancorp	21,966	613,291
Huntington Bancshares, Inc.	36,404	543,148
JPMorgan Chase & Co.	110,797	12,502,334
KeyCorp	34,680	689,785
M&T Bank Corp.	4,744	780,578
People’s United Financial, Inc.	11,498	196,846
PNC Financial Services Group, Inc. (The)	15,306	2,084,524
Regions Financial Corp.	36,343	666,894
SunTrust Banks, Inc.	15,186	1,014,273
SVB Financial Group(a)	1,750	543,953
U.S. Bancorp	50,483	2,666,007
Wells Fargo & Co.	142,893	7,510,456
Zions Bancorp	6,409	321,411
Total		47,461,448
Capital Markets 2.7%
Affiliated Managers Group, Inc.	1,765	241,311
Ameriprise Financial, Inc.(b)	4,675	690,310
Bank of New York Mellon Corp. (The)	30,324	1,546,221
BlackRock, Inc.	4,055	1,911,243
Cboe Global Markets, Inc.	3,690	354,092
Charles Schwab Corp. (The)	39,644	1,948,503
CME Group, Inc.	11,230	1,911,458
E*TRADE Financial Corp.(a)	8,556	448,249
Franklin Resources, Inc.	10,080	306,533
Goldman Sachs Group, Inc. (The)	11,579	2,596,475
Intercontinental Exchange, Inc.	18,905	1,415,795
Invesco Ltd.	13,549	310,001
Moody’s Corp.	5,503	920,102

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	43,719	2,035,994
MSCI, Inc.	2,930	519,811
Nasdaq, Inc.	3,794	325,525
Northern Trust Corp.	7,359	751,575
Raymond James Financial, Inc.	4,330	398,577
S&P Global, Inc.	8,293	1,620,369
State Street Corp.	12,506	1,047,753
T. Rowe Price Group, Inc.	8,017	875,296
Total		22,175,193
Consumer Finance 0.7%
American Express Co.	23,280	2,479,087
Capital One Financial Corp.	15,770	1,497,046
Discover Financial Services	11,298	863,732
Synchrony Financial	22,460	698,057
Total		5,537,922
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	64,266	13,759,993
Jefferies Financial Group, Inc.	9,556	209,850
Total		13,969,843
Insurance 2.2%
Aflac, Inc.	25,312	1,191,436
Allstate Corp. (The)	11,413	1,126,463
American International Group, Inc.	29,294	1,559,613
Aon PLC	7,995	1,229,471
Arthur J Gallagher & Co.	6,020	448,129
Assurant, Inc.	1,737	187,509
Brighthouse Financial, Inc.(a)	3,945	174,527
Chubb Ltd.	15,271	2,040,816
Cincinnati Financial Corp.	4,987	383,051
Everest Re Group Ltd.	1,350	308,435
Hartford Financial Services Group, Inc. (The)	11,814	590,227
Lincoln National Corp.	7,143	483,295
Loews Corp.	9,168	460,509
Marsh & McLennan Companies, Inc.	16,643	1,376,709
MetLife, Inc.	32,795	1,532,182
Principal Financial Group, Inc.	8,733	511,667
Progressive Corp. (The)	19,225	1,365,744
Prudential Financial, Inc.	13,752	1,393,353
Common Stocks (continued)
Issuer	Shares	Value ($)
Torchmark Corp.	3,418	296,306
Travelers Companies, Inc. (The)	8,822	1,144,302
Unum Group	7,206	281,538
Willis Towers Watson PLC	4,312	607,733
Total		18,693,015
Total Financials		107,837,421
Health Care 14.7%
Biotechnology 2.5%
AbbVie, Inc.	49,924	4,721,812
Alexion Pharmaceuticals, Inc.(a)	7,352	1,022,001
Amgen, Inc.	21,339	4,423,361
Biogen, Inc.(a)	6,640	2,345,978
Celgene Corp.(a)	23,185	2,074,826
Gilead Sciences, Inc.	42,738	3,299,801
Incyte Corp.(a)	5,820	402,046
Regeneron Pharmaceuticals, Inc.(a)	2,550	1,030,302
Vertex Pharmaceuticals, Inc.(a)	8,430	1,624,798
Total		20,944,925
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	57,840	4,243,142
ABIOMED, Inc.(a)	1,480	665,630
Align Technology, Inc.(a)	2,410	942,840
Baxter International, Inc.	16,384	1,263,043
Becton Dickinson and Co.	8,819	2,301,759
Boston Scientific Corp.(a)	45,595	1,755,408
Cooper Companies, Inc. (The)	1,620	448,983
Danaher Corp.	20,301	2,205,907
Dentsply Sirona, Inc.	7,326	276,483
Edwards Lifesciences Corp.(a)	6,904	1,201,986
Hologic, Inc.(a)	8,970	367,591
IDEXX Laboratories, Inc.(a)	2,850	711,531
Intuitive Surgical, Inc.(a)	3,749	2,151,926
Medtronic PLC	44,519	4,379,334
ResMed, Inc.	4,710	543,251
Stryker Corp.	10,229	1,817,489
Varian Medical Systems, Inc.(a)	3,017	337,693
Zimmer Biomet Holdings, Inc.	6,709	882,032
Total		26,496,028

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.3%
Aetna, Inc.	10,779	2,186,520
AmerisourceBergen Corp.	5,276	486,553
Anthem, Inc.	8,568	2,348,060
Cardinal Health, Inc.	10,183	549,882
Centene Corp.(a)	6,770	980,161
CIGNA Corp.	8,022	1,670,581
CVS Health Corp.	33,562	2,642,001
DaVita, Inc.(a)	4,181	299,485
Envision Healthcare Corp.(a)	3,990	182,463
Express Scripts Holding Co.(a)	18,539	1,761,390
HCA Healthcare, Inc.	8,900	1,238,168
Henry Schein, Inc.(a)	5,050	429,402
Humana, Inc.	4,537	1,535,865
Laboratory Corp. of America Holdings(a)	3,358	583,217
McKesson Corp.	6,590	874,164
Quest Diagnostics, Inc.	4,504	486,027
UnitedHealth Group, Inc.	31,732	8,441,981
Universal Health Services, Inc., Class B	2,835	362,426
WellCare Health Plans, Inc.(a)	1,650	528,809
Total		27,587,155
Health Care Technology 0.1%
Cerner Corp.(a)	10,851	698,913
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	10,507	741,164
Illumina, Inc.(a)	4,850	1,780,241
IQVIA Holdings, Inc.(a)	5,340	692,812
Mettler-Toledo International, Inc.(a)	830	505,453
PerkinElmer, Inc.	3,651	355,133
Thermo Fisher Scientific, Inc.	13,279	3,241,138
Waters Corp.(a)	2,537	493,903
Total		7,809,844
Pharmaceuticals 4.6%
Allergan PLC	10,516	2,003,088
Bristol-Myers Squibb Co.	53,794	3,339,531
Eli Lilly & Co.	31,507	3,381,016
Johnson & Johnson	88,448	12,220,860
Merck & Co., Inc.	87,679	6,219,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Mylan NV(a)	17,001	622,237
Nektar Therapeutics(a)	5,690	346,862
Perrigo Co. PLC	4,146	293,537
Pfizer, Inc.	193,257	8,516,836
Zoetis, Inc.	15,880	1,453,973
Total		38,397,888
Total Health Care		121,934,753
Industrials 9.5%
Aerospace & Defense 2.7%
Arconic, Inc.	14,171	311,904
Boeing Co. (The)	17,617	6,551,762
General Dynamics Corp.	9,179	1,879,125
Harris Corp.	3,872	655,181
Huntington Ingalls Industries, Inc.	1,430	366,195
L3 Technologies, Inc.	2,586	549,835
Lockheed Martin Corp.	8,168	2,825,801
Northrop Grumman Corp.	5,743	1,822,656
Raytheon Co.	9,403	1,943,224
Rockwell Collins, Inc.	5,415	760,645
Textron, Inc.	8,189	585,268
TransDigm Group, Inc.(a)	1,600	595,680
United Technologies Corp.	24,795	3,466,589
Total		22,313,865
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	4,565	447,005
Expeditors International of Washington, Inc.	5,744	422,356
FedEx Corp.	8,021	1,931,377
United Parcel Service, Inc., Class B	22,860	2,668,905
Total		5,469,643
Airlines 0.4%
Alaska Air Group, Inc.	4,060	279,572
American Airlines Group, Inc.	13,510	558,368
Delta Air Lines, Inc.	20,740	1,199,394
Southwest Airlines Co.	17,000	1,061,650
United Continental Holdings, Inc.(a)	7,550	672,403
Total		3,771,387

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.3%
Allegion PLC	3,129	283,393
AO Smith Corp.	4,770	254,575
Fortune Brands Home & Security, Inc.	4,700	246,092
Johnson Controls International PLC	30,495	1,067,325
Masco Corp.	10,137	371,014
Total		2,222,399
Commercial Services & Supplies 0.3%
Cintas Corp.	2,842	562,176
Copart, Inc.(a)	6,740	347,312
Republic Services, Inc.	7,185	522,062
Rollins, Inc.	3,240	196,636
Stericycle, Inc.(a)	2,835	166,358
Waste Management, Inc.	13,000	1,174,680
Total		2,969,224
Construction & Engineering 0.1%
Fluor Corp.	4,634	269,235
Jacobs Engineering Group, Inc.	3,929	300,569
Quanta Services, Inc.(a)	4,908	163,829
Total		733,633
Electrical Equipment 0.5%
AMETEK, Inc.	7,650	605,268
Eaton Corp. PLC	14,286	1,239,025
Emerson Electric Co.	20,722	1,586,891
Rockwell Automation, Inc.	4,062	761,706
Total		4,192,890
Industrial Conglomerates 1.5%
3M Co.	19,343	4,075,763
General Electric Co.	286,523	3,234,845
Honeywell International, Inc.	24,479	4,073,306
Roper Technologies, Inc.	3,402	1,007,706
Total		12,391,620
Machinery 1.5%
Caterpillar, Inc.	19,595	2,988,042
Cummins, Inc.	4,950	723,046
Deere & Co.	10,609	1,594,851
Dover Corp.	4,865	430,698
Flowserve Corp.	4,311	235,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortive Corp.	10,140	853,788
Illinois Tool Works, Inc.	10,170	1,435,190
Ingersoll-Rand PLC	8,084	826,993
PACCAR, Inc.	11,561	788,345
Parker-Hannifin Corp.	4,363	802,487
Pentair PLC	5,323	230,752
Snap-On, Inc.	1,856	340,762
Stanley Black & Decker, Inc.	5,042	738,350
Xylem, Inc.	5,925	473,230
Total		12,462,303
Professional Services 0.3%
Equifax, Inc.	3,965	517,710
IHS Markit Ltd.(a)	11,760	634,570
Nielsen Holdings PLC	11,740	324,728
Robert Half International, Inc.	4,033	283,843
Verisk Analytics, Inc.(a)	5,430	654,586
Total		2,415,437
Road & Rail 1.0%
CSX Corp.	26,900	1,991,945
JB Hunt Transport Services, Inc.	2,880	342,547
Kansas City Southern	3,370	381,754
Norfolk Southern Corp.	9,233	1,666,556
Union Pacific Corp.	24,377	3,969,307
Total		8,352,109
Trading Companies & Distributors 0.2%
Fastenal Co.	9,463	549,043
United Rentals, Inc.(a)	2,725	445,810
W.W. Grainger, Inc.	1,500	536,115
Total		1,530,968
Total Industrials		78,825,478
Information Technology 25.7%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	1,700	451,962
Cisco Systems, Inc.	150,701	7,331,603
F5 Networks, Inc.(a)	2,004	399,638
Juniper Networks, Inc.	11,364	340,579
Motorola Solutions, Inc.	5,351	696,379
Total		9,220,161

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	9,901	930,892
Corning, Inc.	26,701	942,545
FLIR Systems, Inc.	4,555	279,996
IPG Photonics Corp.(a)	1,190	185,723
TE Connectivity Ltd.	11,485	1,009,876
Total		3,349,032
Internet Software & Services 4.8%
Akamai Technologies, Inc.(a)	5,592	409,055
Alphabet, Inc., Class A(a)	9,856	11,896,981
Alphabet, Inc., Class C(a)	10,154	12,118,494
eBay, Inc.(a)	30,663	1,012,492
Facebook, Inc., Class A(a)	79,505	13,075,392
Twitter, Inc.(a)	23,730	675,356
VeriSign, Inc.(a)	3,538	566,505
Total		39,754,275
IT Services 4.6%
Accenture PLC, Class A	21,127	3,595,815
Alliance Data Systems Corp.	1,560	368,410
Automatic Data Processing, Inc.	14,445	2,176,284
Broadridge Financial Solutions, Inc.	3,830	505,369
Cognizant Technology Solutions Corp., Class A	19,124	1,475,417
DXC Technology Co.	9,270	866,930
Fidelity National Information Services, Inc.	10,843	1,182,646
Fiserv, Inc.(a)	13,350	1,099,773
FleetCor Technologies, Inc.(a)	2,910	663,014
Gartner, Inc.(a)	2,990	473,915
Global Payments, Inc.	5,210	663,754
International Business Machines Corp.	30,088	4,549,606
MasterCard, Inc., Class A	30,080	6,696,109
Paychex, Inc.	10,551	777,081
PayPal Holdings, Inc.(a)	39,023	3,427,780
Total System Services, Inc.	5,534	546,427
Visa, Inc., Class A	58,574	8,791,372
Western Union Co. (The)	14,747	281,078
Total		38,140,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.(a)	28,280	873,569
Analog Devices, Inc.	12,250	1,132,635
Applied Materials, Inc.	32,404	1,252,415
Broadcom, Inc.	14,236	3,512,448
Intel Corp.	152,015	7,188,789
KLA-Tencor Corp.	5,152	524,010
Lam Research Corp.	5,191	787,475
Microchip Technology, Inc.	7,764	612,657
Micron Technology, Inc.(a)	38,236	1,729,414
NVIDIA Corp.	20,043	5,632,484
Qorvo, Inc.(a)	4,140	318,325
QUALCOMM, Inc.	46,363	3,339,527
Skyworks Solutions, Inc.	5,900	535,189
Texas Instruments, Inc.	32,046	3,438,215
Xilinx, Inc.	8,338	668,458
Total		31,545,610
Software 6.4%
Activision Blizzard, Inc.	25,130	2,090,565
Adobe Systems, Inc.(a)	16,143	4,357,803
ANSYS, Inc.(a)	2,780	518,970
Autodesk, Inc.(a)	7,208	1,125,241
CA, Inc.	10,338	456,423
Cadence Design Systems, Inc.(a)	9,320	422,382
Citrix Systems, Inc.(a)	4,244	471,763
Electronic Arts, Inc.(a)	10,045	1,210,322
Intuit, Inc.	8,523	1,938,130
Microsoft Corp.	252,800	28,912,736
Oracle Corp.	93,187	4,804,722
Red Hat, Inc.(a)	5,849	797,102
Salesforce.com, Inc.(a)	24,945	3,967,003
Symantec Corp.	20,486	435,942
Synopsys, Inc.(a)	4,900	483,189
Take-Two Interactive Software, Inc.(a)	3,750	517,463
Total		52,509,756

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.(c)	151,265	34,146,561
Hewlett Packard Enterprise Co.	48,515	791,280
HP, Inc.	52,165	1,344,292
NetApp, Inc.	8,549	734,273
Seagate Technology PLC	8,611	407,731
Western Digital Corp.	9,605	562,277
Xerox Corp.	7,314	197,332
Total		38,183,746
Total Information Technology		212,703,360
Materials 2.4%
Chemicals 1.8%
Air Products & Chemicals, Inc.	7,232	1,208,106
Albemarle Corp.	3,580	357,213
CF Industries Holdings, Inc.	7,700	419,188
DowDuPont, Inc.	76,072	4,892,190
Eastman Chemical Co.	4,660	446,055
Ecolab, Inc.	8,381	1,313,973
FMC Corp.	4,443	387,341
International Flavors & Fragrances, Inc.	3,022	420,421
LyondellBasell Industries NV, Class A	10,520	1,078,405
Mosaic Co. (The)	11,692	379,756
PPG Industries, Inc.	7,982	871,076
Praxair, Inc.	9,477	1,523,238
Sherwin-Williams Co. (The)	2,711	1,234,074
Total		14,531,036
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,080	378,456
Vulcan Materials Co.	4,357	484,498
Total		862,954
Containers & Packaging 0.3%
Avery Dennison Corp.	2,886	312,698
Ball Corp.	11,336	498,671
International Paper Co.	13,483	662,689
Packaging Corp. of America	3,120	342,233
Sealed Air Corp.	5,232	210,065
WestRock Co.	8,411	449,484
Total		2,475,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	47,774	665,014
Newmont Mining Corp.	17,589	531,188
Nucor Corp.	10,429	661,720
Total		1,857,922
Total Materials		19,727,752
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	3,490	439,007
American Tower Corp.	14,529	2,111,064
Apartment Investment & Management Co., Class A	5,184	228,770
AvalonBay Communities, Inc.	4,552	824,595
Boston Properties, Inc.	5,093	626,897
Crown Castle International Corp.	13,673	1,522,215
Digital Realty Trust, Inc.	6,790	763,739
Duke Realty Corp.	11,780	334,199
Equinix, Inc.	2,626	1,136,769
Equity Residential	12,137	804,198
Essex Property Trust, Inc.	2,180	537,828
Extra Space Storage, Inc.	4,170	361,289
Federal Realty Investment Trust	2,420	306,057
HCP, Inc.	15,494	407,802
Host Hotels & Resorts, Inc.	24,452	515,937
Iron Mountain, Inc.	9,438	325,800
Kimco Realty Corp.	13,895	232,602
Macerich Co. (The)	3,485	192,686
Mid-America Apartment Communities, Inc.	3,750	375,675
ProLogis, Inc.	20,757	1,407,117
Public Storage	4,944	996,859
Realty Income Corp.	9,560	543,868
Regency Centers Corp.	5,590	361,505
SBA Communications Corp.(a)	3,790	608,788
Simon Property Group, Inc.	10,194	1,801,789
SL Green Realty Corp.	2,850	277,960
UDR, Inc.	8,820	356,593
Ventas, Inc.	11,748	638,856
Vornado Realty Trust	5,705	416,465

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Welltower, Inc.	12,261	788,628
Weyerhaeuser Co.	24,978	806,040
Total		21,051,597
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	10,416	459,346
Total Real Estate		21,510,943
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	239,405	8,039,220
CenturyLink, Inc.	31,338	664,366
Verizon Communications, Inc.	136,215	7,272,519
Total		15,976,105
Internet & Direct Marketing Retail —%
TripAdvisor, Inc.(a)	3,376	172,412
Total Telecommunication Services		16,148,517
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	7,710	328,215
American Electric Power Co., Inc.	16,251	1,151,871
Duke Energy Corp.	23,486	1,879,350
Edison International	10,740	726,883
Entergy Corp.	5,960	483,535
Evergy, Inc.	8,960	492,083
Eversource Energy	10,445	641,741
Exelon Corp.	31,844	1,390,309
FirstEnergy Corp.	16,028	595,761
NextEra Energy, Inc.	15,543	2,605,007
PG&E Corp.	17,051	784,516
Pinnacle West Capital Corp.	3,692	292,332
PPL Corp.	23,060	674,736
Southern Co. (The)	33,434	1,457,722
Xcel Energy, Inc.	16,783	792,325
Total		14,296,386
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	21,813	305,382
NRG Energy, Inc.	10,002	374,075
Total		679,457
Multi-Utilities 0.9%
Ameren Corp.	8,042	508,415
CenterPoint Energy, Inc.	16,224	448,594
CMS Energy Corp.	9,341	457,709
Consolidated Edison, Inc.	10,253	781,176
Dominion Energy, Inc.	21,554	1,514,815
DTE Energy Co.	5,996	654,343
NiSource, Inc.	11,964	298,143
Public Service Enterprise Group, Inc.	16,658	879,376
SCANA Corp.	4,703	182,900
Sempra Energy	9,018	1,025,798
WEC Energy Group, Inc.	10,403	694,504
Total		7,445,773
Water Utilities 0.1%
American Water Works Co., Inc.	5,950	523,421
Total Utilities		22,945,037
Total Common Stocks (Cost $515,383,894)		810,442,376

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(d)	18,030,753	18,028,950
Total Money Market Funds (Cost $18,028,950)		18,028,950
Total Investments in Securities (Cost: $533,412,844)		828,471,326
Other Assets & Liabilities, Net		495,395
Net Assets		828,966,721

At September 30, 2018, securities and/or cash totaling $1,106,126 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	96	12/2018	USD	14,011,200	21,546	—
S&P 500 E-mini	32	12/2018	USD	4,670,400	—	(11,672)
Total					21,546	(11,672)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	4,255	490	(70)	4,675	8,807	(100,330)	11,614	690,310
Columbia Short-Term Cash Fund, 2.112%
	12,170,902	97,568,689	(91,708,838)	18,030,753	(2,595)	(302)	208,477	18,028,950
Total					6,212	(100,632)	220,091	18,719,260

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	105,974,124	—	—	—	105,974,124
Consumer Staples	54,340,648	—	—	—	54,340,648
Energy	48,494,343	—	—	—	48,494,343
Financials	107,837,421	—	—	—	107,837,421
Health Care	121,934,753	—	—	—	121,934,753
Industrials	78,825,478	—	—	—	78,825,478
Information Technology	212,703,360	—	—	—	212,703,360
Materials	19,727,752	—	—	—	19,727,752
Real Estate	21,510,943	—	—	—	21,510,943
Telecommunication Services	16,148,517	—	—	—	16,148,517
Utilities	22,945,037	—	—	—	22,945,037
Total Common Stocks	810,442,376	—	—	—	810,442,376
Money Market Funds	—	—	—	18,028,950	18,028,950
Total Investments in Securities	810,442,376	—	—	18,028,950	828,471,326
Investments in Derivatives
Asset
Futures Contracts	21,546	—	—	—	21,546
Liability
Futures Contracts	(11,672)	—	—	—	(11,672)
Total	810,452,250	—	—	18,028,950	828,481,200
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Brazil 6.6%
B3 SA - Brasil Bolsa Balcao	358,800	2,078,944
Fleury SA	620,100	3,295,080
Hypera SA	182,900	1,290,270
Itaú Unibanco Holding SA, ADR	590,682	6,485,689
Localiza Rent a Car	398,300	2,254,556
Pagseguro Digital Ltd., Class A(a)	178,457	4,937,905
Petroleo Brasileiro SA, ADR	281,461	3,397,234
Vale SA ADR	481,134	7,140,029
Total		30,879,707
Canada 1.5%
First Quantum Minerals Ltd.	214,936	2,447,806
Parex Resources(a)	261,102	4,437,107
Total		6,884,913
Cayman Islands 0.3%
Arco Platform Ltd., Class A(a)	55,623	1,268,204
China 30.2%
58.Com, Inc., ADR(a)	30,771	2,264,746
AAC Technologies Holdings, Inc.	158,500	1,636,719
Alibaba Group Holding Ltd., ADR(a)	176,166	29,025,110
Baidu, Inc., ADR(a)	26,510	6,062,307
BeiGene Ltd., ADR(a)	20,064	3,455,422
Brilliance China Automotive Holdings Ltd.	1,602,000	2,583,180
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Merchants Bank Co., Ltd., Class H	1,271,500	5,141,409
China Resources Cement Holdings Ltd.	2,648,000	3,079,439
CSPC Pharmaceutical Group Ltd.	1,328,000	2,809,031
Focus Media Information Technology Co., Ltd., Class A	1,155,200	1,425,479
Industrial & Commercial Bank of China Ltd., Class H	11,930,000	8,710,018
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	230,001	4,276,198
Kingdee International Software Group Co., Ltd.	2,666,000	2,893,715
Kweichow Moutai Co., Ltd., Class A	41,900	4,446,670
Midea Group Co., Ltd., Class A(b),(c)	440,900	2,595,188
NetEase, Inc., ADR	17,127	3,909,238
New Oriental Education & Technology Group, Inc., ADR	88,070	6,518,061
Nexteer Automotive Group Ltd.	1,601,000	2,535,016
Ping An Insurance Group Co. of China Ltd., Class H	989,000	10,018,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunny Optical Technology Group Co., Ltd.	329,300	3,801,793
Tencent Holdings Ltd.	610,301	24,919,095
Wuliangye Yibin Co., Ltd.	551,600	5,444,173
Wuxi Biologics Cayman, Inc.(a)	416,000	4,209,756
Total		141,760,539
Hong Kong 5.1%
AIA Group Ltd.	605,200	5,396,520
Galaxy Entertainment Group Ltd.	797,000	5,034,715
Lenovo Group Ltd.	3,050,000	2,222,212
Melco Resorts & Entertainment Ltd., ADR	162,502	3,436,917
Techtronic Industries Co., Ltd.	743,500	4,742,556
Tingyi Cayman Islands Holding Corp.	1,650,000	3,030,907
Total		23,863,827
India 8.9%
Adani Ports & Special Economic Zone	313,946	1,424,885
AU Small Finance Bank Ltd.	164,498	1,304,094
Bajaj Finance Ltd.	41,906	1,254,472
Balkrishna Industries Ltd.	125,436	1,762,727
Biocon Ltd.	199,392	1,901,941
Eicher Motors Ltd.	18,696	6,238,416
HDFC Asset Management Co., Ltd.(a)	100,159	1,834,130
HDFC Bank Ltd., ADR	66,640	6,270,824
HDFC Standard Life Insurance Co., Ltd.	596,269	3,222,222
Indraprastha Gas Ltd.	1,015,933	3,406,592
IndusInd Bank Ltd.	142,260	3,318,662
InterGlobe Aviation Ltd.	86,706	988,224
Natco Pharma Ltd.	181,486	1,882,672
Petronet LNG Ltd.	909,800	2,821,894
RBL Bank Ltd.	207,600	1,466,880
Tejas Networks Ltd.(a)	690,841	2,471,021
Total		41,569,656
Indonesia 5.2%
PT Ace Hardware Indonesia Tbk	31,519,900	3,045,912
PT Astra International Tbk	6,542,200	3,223,325
PT Bank Central Asia Tbk	4,829,500	7,822,588
PT Bank Rakyat Indonesia Persero Tbk	39,513,700	8,349,982
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PT Pakuwon Jati Tbk	51,750,300	1,789,746
Total		24,231,553
Mexico 2.3%
Grupo Financiero Banorte SAB de CV, Class O	1,063,600	7,694,249
Mexichem SAB de CV	893,984	3,060,679
Total		10,754,928
Panama 0.3%
Copa Holdings SA, Class A	20,776	1,658,756
Peru 1.2%
Credicorp Ltd.	25,834	5,763,049
Philippines 0.3%
Security Bank Corp.	483,330	1,377,215
Poland 1.7%
Dino Polska SA(a)	169,479	4,578,526
KRUK SA	64,031	3,494,368
Total		8,072,894
Russian Federation 4.9%
Detsky Mir PJSC	1,200,851	1,704,732
Lukoil PJSC, ADR	60,689	4,638,764
Mail.ru Group Ltd., GDR(a),(d)	142,503	3,850,431
Sberbank of Russia PJSC, ADR	359,629	4,560,096
TCS Group Holding PLC, GDR	185,573	3,433,100
Yandex NV, Class A(a)	145,238	4,776,878
Total		22,964,001
South Africa 6.2%
AVI Ltd.	429,432	3,227,743
Capitec Bank Holdings Ltd.	44,165	3,198,837
Clicks Group Ltd.	76,040	941,006
Mr. Price Group Ltd.	94,616	1,527,238
Naspers Ltd., Class N	76,297	16,464,667
Sasol Ltd.	92,670	3,588,057
Total		28,947,548
South Korea 11.5%
Cafe24 Corp.(a)	16,010	2,158,416
KB Financial Group, Inc.	114,784	5,590,440
NAVER Corp.	5,559	3,588,110
POSCO	12,520	3,323,394
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung Electronics Co., Ltd.	554,138	23,191,160
SK Hynix, Inc.	117,484	7,772,496
SK Innovation Co., Ltd.	22,330	4,328,446
SK Telecom Co., Ltd.	15,353	3,892,524
Total		53,844,986
Spain 0.1%
Atento SA	69,960	524,700
Taiwan 6.9%
ASMedia Technology, Inc.	81,000	1,424,129
Cathay Financial Holding Co., Ltd.	2,841,000	4,882,561
eMemory Technology, Inc.	143,000	1,357,253
MediaTek, Inc.	317,000	2,557,895
Silergy Corp.	116,000	2,089,527
Taiwan Semiconductor Manufacturing Co., Ltd.	2,097,838	17,901,976
United Microelectronics Corp.	4,089,000	2,157,415
Total		32,370,756
Thailand 2.5%
Mega Lifesciences PCL, Foreign Registered Shares	1,322,600	1,524,352
Muangthai Leasing PCL, Foreign Registered Shares	4,073,800	6,081,462
PTG Energy PCL, Foreign Registered Shares	4,416,227	1,830,386
Tisco Financial Group PCL, Foreign Registered Shares	953,700	2,470,366
Total		11,906,566
United States 1.1%
Luxoft Holding, Inc.(a)	44,082	2,087,283
Universal Display Corp.	26,139	3,081,788
Total		5,169,071
Total Common Stocks (Cost $379,636,047)		453,812,869

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
Brazil 0.9%
Azul SA(a)	396,500	2,357,273
Lojas Americanas SA	455,200	1,782,004
Total		4,139,277
South Korea 0.7%
Samsung Electronics Co., Ltd.	97,589	3,328,493
Total Preferred Stocks (Cost $7,479,184)		7,467,770

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2018 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(e),(f)	5,906,741	5,906,151
Total Money Market Funds (Cost $5,906,151)		5,906,151
Total Investments in Securities (Cost $393,021,382)		467,186,790
Other Assets & Liabilities, Net		1,821,867
Net Assets		$469,008,657
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $2,595,189, which represents 0.55% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $3,850,431, which represents 0.82% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	3,686,610	125,663,963	(123,443,832)	5,906,741	2,248	(162)	126,354	5,906,151
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	30,879,707	—	—	—	30,879,707
Canada	6,884,913	—	—	—	6,884,913
Cayman Islands	1,268,204	—	—	—	1,268,204
China	51,234,884	87,930,466	2,595,189	—	141,760,539
Hong Kong	3,436,917	20,426,910	—	—	23,863,827
India	6,270,824	35,298,832	—	—	41,569,656
Indonesia	—	24,231,553	—	—	24,231,553
Mexico	10,754,928	—	—	—	10,754,928
Panama	1,658,756	—	—	—	1,658,756
Peru	5,763,049	—	—	—	5,763,049
Philippines	—	1,377,215	—	—	1,377,215
Poland	—	8,072,894	—	—	8,072,894
Russian Federation	9,415,642	13,548,359	—	—	22,964,001
South Africa	—	28,947,548	—	—	28,947,548
South Korea	—	53,844,986	—	—	53,844,986
Spain	524,700	—	—	—	524,700
4	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Taiwan	—	32,370,756	—	—	32,370,756
Thailand	—	11,906,566	—	—	11,906,566
United States	5,169,071	—	—	—	5,169,071
Total Common Stocks	133,261,595	317,956,085	2,595,189	—	453,812,869
Preferred Stocks
Brazil	4,139,277	—	—	—	4,139,277
South Korea	—	3,328,493	—	—	3,328,493
Total Preferred Stocks	4,139,277	3,328,493	—	—	7,467,770
Money Market Funds	—	—	—	5,906,151	5,906,151
Total Investments in Securities	137,400,872	321,284,578	2,595,189	5,906,151	467,186,790
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	3,211,569	3,211,569	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 19.4%
Auto Components 0.9%
Visteon Corp.(a)	50,294	4,672,313
Distributors 1.6%
Pool Corp.	50,656	8,453,473
Hotels, Restaurants & Leisure 5.9%
Choice Hotels International, Inc.	96,803	8,063,690
Churchill Downs, Inc.	33,641	9,342,106
Dunkin’ Brands Group, Inc.	108,917	8,029,361
Six Flags Entertainment Corp.	75,562	5,275,739
Total		30,710,896
Household Durables 1.5%
NVR, Inc.(a)	3,100	7,659,480
Media 3.1%
Live Nation Entertainment, Inc.(a)	104,700	5,703,009
Madison Square Garden Co. (The), Class A(a)	33,228	10,477,453
Total		16,180,462
Specialty Retail 6.4%
O’Reilly Automotive, Inc.(a)	34,877	12,113,480
Tractor Supply Co.	137,256	12,473,825
Ulta Beauty, Inc.(a)	32,711	9,228,427
Total		33,815,732
Total Consumer Discretionary		101,492,356
Energy 3.2%
Energy Equipment & Services 2.1%
Core Laboratories NV	45,291	5,246,057
Helmerich & Payne, Inc.	81,516	5,605,855
Total		10,851,912
Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.(a)	38,655	5,904,551
Total Energy		16,756,463
Financials 8.4%
Banks 2.1%
First Republic Bank	50,751	4,872,096
SVB Financial Group(a)	20,081	6,241,777
Total		11,113,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 6.3%
Affiliated Managers Group, Inc.	32,600	4,457,072
Eaton Vance Corp.	126,500	6,648,840
MSCI, Inc.	64,092	11,370,562
Raymond James Financial, Inc.	113,198	10,419,876
Total		32,896,350
Total Financials		44,010,223
Health Care 17.2%
Biotechnology 2.4%
Amicus Therapeutics, Inc.(a)	348,946	4,218,757
Sarepta Therapeutics, Inc.(a)	53,578	8,653,383
Total		12,872,140
Health Care Equipment & Supplies 7.2%
ABIOMED, Inc.(a)	12,617	5,674,496
Align Technology, Inc.(a)	20,919	8,183,931
IDEXX Laboratories, Inc.(a)	41,272	10,303,967
ResMed, Inc.	58,200	6,712,788
STERIS PLC	58,000	6,635,200
Total		37,510,382
Health Care Providers & Services 1.5%
Laboratory Corp. of America Holdings(a)	44,100	7,659,288
Life Sciences Tools & Services 5.5%
Agilent Technologies, Inc.	78,039	5,504,871
Illumina, Inc.(a)	33,667	12,357,809
Mettler-Toledo International, Inc.(a)	8,890	5,413,832
Waters Corp.(a)	27,250	5,305,030
Total		28,581,542
Pharmaceuticals 0.6%
Zoetis, Inc.	37,153	3,401,729
Total Health Care		90,025,081
Industrials 15.5%
Aerospace & Defense 1.0%
BWX Technologies, Inc.	84,777	5,301,954
Building Products 1.0%
Lennox International, Inc.	23,150	5,055,960
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 4.2%
Cintas Corp.	35,564	7,034,915
Copart, Inc.(a)	93,000	4,792,290
Rollins, Inc.	167,788	10,183,054
Total		22,010,259
Machinery 1.6%
Donaldson Co., Inc.	140,018	8,157,449
Professional Services 1.0%
TransUnion	71,000	5,224,180
Road & Rail 3.5%
JB Hunt Transport Services, Inc.	64,758	7,702,316
Landstar System, Inc.	85,875	10,476,750
Total		18,179,066
Trading Companies & Distributors 3.2%
Fastenal Co.	203,513	11,807,824
Watsco, Inc.	29,000	5,164,900
Total		16,972,724
Total Industrials		80,901,592
Information Technology 28.8%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	8,250	2,193,345
Electronic Equipment, Instruments & Components 1.9%
CDW Corp.	111,769	9,938,500
Internet Software & Services 3.0%
GoDaddy, Inc., Class A(a)	63,661	5,308,691
VeriSign, Inc.(a)	66,808	10,697,297
Total		16,005,988
IT Services 4.3%
Booz Allen Hamilton Holdings Corp.	102,000	5,062,260
WEX, Inc.(a)	46,145	9,264,070
Worldpay, Inc., Class A(a)	78,608	7,960,632
Total		22,286,962
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.5%
Lam Research Corp.	77,864	11,811,969
Monolithic Power Systems, Inc.	54,780	6,876,533
Skyworks Solutions, Inc.	99,742	9,047,597
Teradyne, Inc.	172,600	6,382,748
Total		34,118,847
Software 12.7%
ANSYS, Inc.(a)	29,200	5,451,056
Aspen Technology, Inc.(a)	96,396	10,980,468
Guidewire Software, Inc.(a)	71,391	7,211,205
Red Hat, Inc.(a)	48,546	6,615,849
ServiceNow, Inc.(a)	35,970	7,036,811
Synopsys, Inc.(a)	97,650	9,629,266
Take-Two Interactive Software, Inc.(a)	54,332	7,497,273
Tyler Technologies, Inc.(a)	49,160	12,047,150
Total		66,469,078
Total Information Technology		151,012,720
Materials 2.5%
Chemicals 2.5%
Celanese Corp., Class A	63,728	7,264,992
International Flavors & Fragrances, Inc.	41,419	5,762,211
Total		13,027,203
Total Materials		13,027,203
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Equity LifeStyle Properties, Inc.	58,342	5,627,086
SBA Communications Corp.(a)	33,386	5,362,793
Total		10,989,879
Total Real Estate		10,989,879
Total Common Stocks (Cost $434,603,750)		508,215,517

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2018 (Unaudited)
Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	15,869,247	15,867,660
Total Money Market Funds (Cost $15,867,660)		15,867,660
Total Investments in Securities (Cost: $450,471,410)		524,083,177
Other Assets & Liabilities, Net		(865,056)
Net Assets		523,218,121
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	16,248,811	139,217,210	(139,596,774)	15,869,247	(1,754)	(823)	168,491	15,867,660
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	101,492,356	—	—	—	101,492,356
Energy	16,756,463	—	—	—	16,756,463
Financials	44,010,223	—	—	—	44,010,223
Health Care	90,025,081	—	—	—	90,025,081
Industrials	80,901,592	—	—	—	80,901,592
Information Technology	151,012,720	—	—	—	151,012,720
Materials	13,027,203	—	—	—	13,027,203
Real Estate	10,989,879	—	—	—	10,989,879
Total Common Stocks	508,215,517	—	—	—	508,215,517
Money Market Funds	—	—	—	15,867,660	15,867,660
Total Investments in Securities	508,215,517	—	—	15,867,660	524,083,177
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Select Large-Cap Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 5.7%
Internet & Direct Marketing Retail 2.8%
Qurate Retail, Inc.(a)	1,740,100	38,647,621
Specialty Retail 2.9%
Lowe’s Companies, Inc.	348,451	40,009,144
Total Consumer Discretionary		78,656,765
Consumer Staples 7.6%
Food Products 3.5%
Tyson Foods, Inc., Class A	801,558	47,716,748
Tobacco 4.1%
Altria Group, Inc.	483,465	29,157,774
Philip Morris International, Inc.	340,000	27,723,600
Total		56,881,374
Total Consumer Staples		104,598,122
Energy 15.8%
Energy Equipment & Services 3.5%
Halliburton Co.	655,575	26,570,455
TechnipFMC PLC	732,800	22,900,000
Total		49,470,455
Oil, Gas & Consumable Fuels 12.3%
Anadarko Petroleum Corp.	700,000	47,187,000
Chevron Corp.	317,214	38,788,928
Marathon Petroleum Corp.	450,000	35,986,500
Valero Energy Corp.	184,500	20,986,875
Williams Companies, Inc. (The)	993,816	27,021,857
Total		169,971,160
Total Energy		219,441,615
Financials 23.5%
Banks 13.5%
Bank of America Corp.	1,700,001	50,082,029
Citigroup, Inc.	675,000	48,424,500
JPMorgan Chase & Co.	450,000	50,778,000
Wells Fargo & Co.	710,558	37,346,929
Total		186,631,458
Capital Markets 2.7%
Morgan Stanley	800,000	37,256,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.3%
American International Group, Inc.	772,141	41,108,787
MetLife, Inc.	634,427	29,640,429
Unum Group	800,772	31,286,162
Total		102,035,378
Total Financials		325,922,836
Health Care 11.4%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	422,951	32,605,292
Health Care Providers & Services 5.7%
Express Scripts Holding Co.(a)	300,000	28,503,000
Humana, Inc.	150,000	50,778,000
Total		79,281,000
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	750,000	46,560,000
Total Health Care		158,446,292
Industrials 9.8%
Aerospace & Defense 2.2%
United Technologies Corp.	211,476	29,566,460
Industrial Conglomerates 3.0%
Honeywell International, Inc.	250,000	41,600,000
Road & Rail 4.6%
CSX Corp.	615,000	45,540,750
Union Pacific Corp.	113,881	18,543,243
Total		64,083,993
Total Industrials		135,250,453
Information Technology 10.8%
Electronic Equipment, Instruments & Components 3.3%
Corning, Inc.	1,282,360	45,267,308
IT Services 2.6%
Teradata Corp.(a)	956,954	36,086,736
Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials, Inc.	968,282	37,424,099
QUALCOMM, Inc.	423,400	30,497,502
Total		67,921,601
Total Information Technology		149,275,645
Materials 4.3%
Chemicals 4.3%
FMC Corp.	682,000	59,456,760
Total Materials		59,456,760
Telecommunication Services 4.3%
Diversified Telecommunication Services 4.3%
Verizon Communications, Inc.	1,110,206	59,273,898
Total Telecommunication Services		59,273,898
Utilities 4.6%
Electric Utilities 2.4%
NextEra Energy, Inc.	200,000	33,520,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	2,200,000	30,800,000
Total Utilities		64,320,000
Total Common Stocks (Cost $926,372,593)		1,354,642,386

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	31,331,588	31,328,455
Total Money Market Funds (Cost $31,328,455)		31,328,455
Total Investments in Securities (Cost: $957,701,048)		1,385,970,841
Other Assets & Liabilities, Net		(1,716,545)
Net Assets		1,384,254,296

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	13,703,496	122,544,386	(104,916,294)	31,331,588	(1,838)	(1,250)	124,015	31,328,455
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	78,656,765	—	—	—	78,656,765
Consumer Staples	104,598,122	—	—	—	104,598,122
Energy	219,441,615	—	—	—	219,441,615
Financials	325,922,836	—	—	—	325,922,836
Health Care	158,446,292	—	—	—	158,446,292
Industrials	135,250,453	—	—	—	135,250,453
Information Technology	149,275,645	—	—	—	149,275,645
Materials	59,456,760	—	—	—	59,456,760
Telecommunication Services	59,273,898	—	—	—	59,273,898
Utilities	64,320,000	—	—	—	64,320,000
Total Common Stocks	1,354,642,386	—	—	—	1,354,642,386
Money Market Funds	—	—	—	31,328,455	31,328,455
Total Investments in Securities	1,354,642,386	—	—	31,328,455	1,385,970,841
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Lear Corp.	362	52,490
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	27,056	0
Loral Space & Communications, Inc.(b)	6	272
Ziff Davis Holdings, Inc.(a),(b),(d)	553	6
Total		278
Total Consumer Discretionary		52,768
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,277	26,613
Total Industrials		26,613
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		79,381

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 92.7%

Aerospace & Defense 1.8%
Bombardier, Inc.(f)
12/01/2021	8.750%	786,000	868,203
01/15/2023	6.125%	465,000	467,635
03/15/2025	7.500%	285,000	294,593
TransDigm, Inc.
05/15/2025	6.500%	728,000	741,497
06/15/2026	6.375%	3,653,000	3,688,624
Total			6,060,552
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	200,000	193,335
Banking 0.8%
Ally Financial, Inc.
11/01/2031	8.000%	2,280,000	2,766,098
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	186,000	192,161
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(f)
12/15/2023	5.750%	397,000	405,153
05/15/2026	5.875%	1,095,000	1,099,982
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	1,544,000	1,423,049
HD Supply, Inc.(f)
04/15/2024	5.750%	603,000	634,007
James Hardie International Finance DAC(f)
01/15/2025	4.750%	308,000	297,948
U.S. Concrete, Inc.
06/01/2024	6.375%	165,000	167,175
Total			4,027,314
Cable and Satellite 10.2%
Altice U.S. Finance I Corp.(f)
07/15/2023	5.375%	1,899,000	1,920,364
05/15/2026	5.500%	614,000	614,149
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	913,000	906,374
05/01/2027	5.125%	4,765,000	4,523,257
Cequel Communications Holdings I LLC/Capital Corp.(f)
04/01/2028	7.500%	1,688,000	1,770,150
CSC Holdings LLC(f)
10/15/2025	6.625%	2,401,000	2,530,666
04/15/2027	5.500%	1,154,000	1,121,410
02/01/2028	5.375%	1,199,000	1,141,684
DISH DBS Corp.
11/15/2024	5.875%	1,905,000	1,709,437
07/01/2026	7.750%	3,150,000	2,975,783
Hughes Satellite Systems Corp.
06/15/2019	6.500%	1,640,000	1,672,846
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	265,000	265,902
07/15/2026	5.375%	1,927,000	1,912,472
08/01/2027	5.000%	1,161,000	1,116,413
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	2,710,000	2,758,254
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	3,741,000	3,666,180
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	1,806,000	1,648,883
Ziggo BV(f)
01/15/2027	5.500%	2,801,000	2,622,893
Total			34,877,117
Chemicals 2.7%
Angus Chemical Co.(f)
02/15/2023	8.750%	944,000	981,799
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	653,000	640,593
Chemours Co. (The)
05/15/2023	6.625%	949,000	992,367
INEOS Group Holdings SA(f)
08/01/2024	5.625%	442,000	434,031
Olin Corp.
02/01/2030	5.000%	578,000	540,230
Platform Specialty Products Corp.(f)
02/01/2022	6.500%	116,000	118,610
12/01/2025	5.875%	2,051,000	2,028,802
PQ Corp.(f)
11/15/2022	6.750%	1,505,000	1,565,323
12/15/2025	5.750%	729,000	723,580
SPCM SA(f)
09/15/2025	4.875%	597,000	568,639
Starfruit Finco BV/US Holdco LLC(f),(g)
10/01/2026	8.000%	786,000	795,757
Total			9,389,731
Construction Machinery 0.8%
H&E Equipment Services, Inc.
09/01/2025	5.625%	361,000	360,235
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	301,000	301,008
United Rentals North America, Inc.
10/15/2025	4.625%	216,000	209,708
09/15/2026	5.875%	1,768,000	1,816,880
Total			2,687,831
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.1%
APX Group, Inc.
12/01/2022	7.875%	2,216,000	2,259,895
frontdoor, Inc.(f)
08/15/2026	6.750%	293,000	301,607
Interval Acquisition Corp.
04/15/2023	5.625%	1,254,000	1,267,479
Total			3,828,981
Consumer Products 2.0%
Mattel, Inc.(f)
12/31/2025	6.750%	865,000	847,712
Prestige Brands, Inc.(f)
03/01/2024	6.375%	1,563,000	1,583,605
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,399,000	1,437,997
12/15/2026	5.250%	184,000	176,759
Spectrum Brands, Inc.
07/15/2025	5.750%	2,049,000	2,072,189
Valvoline, Inc.
08/15/2025	4.375%	795,000	745,409
Total			6,863,671
Diversified Manufacturing 0.8%
Apergy Corp.(f)
05/01/2026	6.375%	1,043,000	1,071,683
BWX Technologies, Inc.(f)
07/15/2026	5.375%	259,000	261,645
Gates Global LLC/Co.(f)
07/15/2022	6.000%	77,000	77,580
SPX FLOW, Inc.(f)
08/15/2024	5.625%	230,000	230,859
TriMas Corp.(f)
10/15/2025	4.875%	126,000	120,939
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	498,562
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	409,000	444,271
Total			2,705,539
Electric 4.2%
AES Corp.
03/15/2023	4.500%	624,000	625,937
09/01/2027	5.125%	1,218,000	1,228,541
Calpine Corp.
01/15/2025	5.750%	1,018,000	901,573

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(f)
06/01/2026	5.250%	542,000	502,214
Clearway Energy Operating LLC
08/15/2024	5.375%	2,669,000	2,688,844
09/15/2026	5.000%	955,000	914,271
Clearway Energy Operating LLC(f),(g)
10/15/2025	5.750%	815,000	822,128
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	923,000	883,783
NRG Energy, Inc.
05/01/2024	6.250%	400,000	416,927
01/15/2027	6.625%	1,288,000	1,353,209
NRG Energy, Inc.(f)
01/15/2028	5.750%	307,000	309,953
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	963,000	972,641
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	1,478,000	1,378,409
Vistra Energy Corp.
11/01/2024	7.625%	795,000	855,332
Vistra Operations Co. LLC(f)
09/01/2026	5.500%	366,000	370,773
Total			14,224,535
Finance Companies 3.3%
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	1,038,000	1,058,968
10/01/2023	5.125%	719,000	726,607
iStar, Inc.
04/01/2022	6.000%	727,000	733,879
Navient Corp.
06/15/2022	6.500%	1,023,000	1,062,059
10/25/2024	5.875%	2,003,000	1,958,688
06/15/2026	6.750%	905,000	893,053
Park Aerospace Holdings Ltd.(f)
08/15/2022	5.250%	164,000	166,232
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	979,000	981,362
Quicken Loans, Inc.(f)
05/01/2025	5.750%	1,013,000	1,014,604
01/15/2028	5.250%	555,000	515,123
Springleaf Finance Corp.
03/15/2023	5.625%	550,000	548,288
03/15/2025	6.875%	848,000	845,820
03/15/2026	7.125%	836,000	833,591
Total			11,338,274
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.8%
B&G Foods, Inc.
04/01/2025	5.250%	1,200,000	1,145,245
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	1,948,000	1,790,682
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	352,000	344,163
11/01/2026	4.875%	1,264,000	1,239,217
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	180,000	189,269
Post Holdings, Inc.(f)
03/01/2025	5.500%	368,000	366,262
08/15/2026	5.000%	1,366,000	1,293,842
03/01/2027	5.750%	3,000,000	2,947,500
01/15/2028	5.625%	431,000	415,389
Total			9,731,569
Gaming 5.0%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	865,314
08/15/2026	6.000%	726,000	732,521
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	355,000	338,555
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	958,835
Eldorado Resorts, Inc.(f)
09/15/2026	6.000%	492,000	498,120
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	772,000	783,836
06/01/2028	5.750%	581,000	599,031
International Game Technology PLC(f)
02/15/2025	6.500%	1,233,000	1,279,218
01/15/2027	6.250%	626,000	633,812
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	1,083,000	1,121,047
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	363,009
01/15/2028	4.500%	533,000	488,305
MGM Resorts International
12/15/2021	6.625%	1,946,000	2,062,902
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	716,000	690,230
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	740,000	739,760
Scientific Games International, Inc.(f)
10/15/2025	5.000%	1,346,000	1,279,010
Seminole Tribe of Florida, Inc.(f)
10/01/2020	7.804%	505,000	510,050

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	327,000	337,634
Tunica-Biloxi Gaming Authority(f)
12/15/2020	3.780%	5,672,901	1,517,501
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	1,131,000	1,093,962
05/15/2027	5.250%	148,000	137,172
Total			17,029,824
Health Care 5.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	1,063,000	1,098,909
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	1,238,000	1,229,967
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	321,000	326,842
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	603,000	572,739
DaVita, Inc.
05/01/2025	5.000%	1,225,000	1,174,271
Envision Healthcare Corp.(f)
12/01/2024	6.250%	762,000	819,150
HCA, Inc.
05/01/2023	4.750%	2,346,000	2,393,633
04/15/2025	5.250%	2,064,000	2,127,216
06/15/2026	5.250%	1,405,000	1,445,342
02/15/2027	4.500%	1,250,000	1,224,792
Hill-Rom Holdings, Inc.(f)
02/15/2025	5.000%	527,000	515,603
Hologic, Inc.(f)
10/15/2025	4.375%	973,000	931,716
02/01/2028	4.625%	290,000	273,499
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	1,550,000	1,606,656
Teleflex, Inc.
06/01/2026	4.875%	368,000	364,276
11/15/2027	4.625%	599,000	569,403
Tenet Healthcare Corp.
04/01/2022	8.125%	650,000	684,989
07/15/2024	4.625%	1,145,000	1,113,448
05/01/2025	5.125%	635,000	624,972
Total			19,097,423
Healthcare Insurance 1.4%
Centene Corp.
01/15/2025	4.750%	1,045,000	1,042,681
Centene Corp.(f)
06/01/2026	5.375%	967,000	989,528
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,752,000	1,778,424
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	854,000	869,784
Total			4,680,417
Home Construction 1.2%
Lennar Corp.
06/01/2026	5.250%	656,000	651,068
06/15/2027	5.000%	739,000	719,665
11/29/2027	4.750%	374,000	359,224
Meritage Homes Corp.
04/01/2022	7.000%	491,000	528,041
06/01/2025	6.000%	599,000	606,033
06/06/2027	5.125%	568,000	526,275
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	551,000	554,839
Total			3,945,145
Independent Energy 7.4%
Callon Petroleum Co.
10/01/2024	6.125%	420,000	428,450
07/01/2026	6.375%	1,196,000	1,225,084
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,276,000	1,306,688
Centennial Resource Production LLC(f)
01/15/2026	5.375%	382,000	380,253
Chaparral Energy, Inc.(f)
07/15/2023	8.750%	511,000	509,793
Chesapeake Energy Corp.
10/01/2026	7.500%	759,000	760,579
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	1,922,000	1,873,971
Diamondback Energy, Inc.
05/31/2025	5.375%	525,000	536,174
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2026	5.500%	170,000	170,268
01/30/2028	5.750%	2,233,000	2,233,009
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	621,000	609,279
Halcon Resources Corp.
02/15/2025	6.750%	460,000	441,602
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	609,000	590,318
Jagged Peak Energy LLC(f)
05/01/2026	5.875%	902,000	897,293
Laredo Petroleum, Inc.
03/15/2023	6.250%	2,754,000	2,759,139

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(f)
09/15/2026	5.875%	698,000	707,750
MEG Energy Corp.(f)
01/15/2025	6.500%	235,000	232,704
Parsley Energy LLC/Finance Corp.(f)
06/01/2024	6.250%	632,000	659,728
08/15/2025	5.250%	1,284,000	1,280,882
10/15/2027	5.625%	1,580,000	1,588,935
PDC Energy, Inc.
09/15/2024	6.125%	1,205,000	1,182,626
SM Energy Co.
06/01/2025	5.625%	268,000	267,190
09/15/2026	6.750%	1,368,000	1,422,991
01/15/2027	6.625%	465,000	480,424
Whiting Petroleum Corp.
01/15/2026	6.625%	865,000	898,917
WPX Energy, Inc.
01/15/2022	6.000%	452,000	468,605
09/15/2024	5.250%	1,117,000	1,123,319
06/01/2026	5.750%	441,000	447,514
Total			25,483,485
Leisure 0.6%
Boyne U.S.A., Inc.(f)
05/01/2025	7.250%	534,000	564,793
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	512,000	502,317
03/15/2026	5.625%	310,000	313,807
Viking Cruises Ltd.(f)
09/15/2027	5.875%	847,000	827,335
Total			2,208,252
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(f)
05/01/2026	5.125%	672,000	668,436
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	373,000	382,635
Marriott Ownership Resorts, Inc./ILG LLC(f)
09/15/2026	6.500%	173,000	177,517
Total			1,228,588
Media and Entertainment 2.0%
Match Group, Inc.
06/01/2024	6.375%	787,000	829,229
Netflix, Inc.
02/15/2025	5.875%	561,000	579,730
Netflix, Inc.(f)
04/15/2028	4.875%	1,364,000	1,280,795
11/15/2028	5.875%	2,674,000	2,669,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,456,000	1,469,766
Ziff Davis Media, Inc.(a),(c),(d),(e)
12/15/2011	0.000%	68,749	0
Total			6,828,629
Metals and Mining 4.4%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	376,000	398,645
09/30/2026	7.000%	298,000	320,353
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	819,000	865,738
Constellium NV(f)
02/15/2026	5.875%	1,622,000	1,589,009
Freeport-McMoRan, Inc.
03/15/2043	5.450%	3,634,000	3,315,618
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	577,000	600,190
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	569,000	585,572
01/15/2025	7.625%	1,381,000	1,428,064
Novelis Corp.(f)
08/15/2024	6.250%	399,000	408,566
09/30/2026	5.875%	1,796,000	1,756,614
Teck Resources Ltd.
07/15/2041	6.250%	3,481,000	3,654,799
Total			14,923,168
Midstream 7.3%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	988,000	991,691
Cheniere Energy Partners LP(f)
10/01/2026	5.625%	985,000	991,636
DCP Midstream Operating LP
04/01/2044	5.600%	1,906,000	1,826,791
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	746,000	750,779
Energy Transfer Equity LP
03/15/2023	4.250%	751,000	747,953
06/01/2027	5.500%	3,370,000	3,494,838
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	897,000	919,840
NGPL PipeCo LLC(f)
08/15/2022	4.375%	340,000	343,116
12/15/2037	7.768%	2,313,000	2,835,211
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	168,285

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
04/28/2027	5.625%	798,000	789,247
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	1,542,000	1,768,363
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	817,000	828,897
Sunoco LP/Finance Corp.(f)
01/15/2023	4.875%	349,000	345,726
02/15/2026	5.500%	960,000	926,897
Tallgrass Energy Partners LP/Finance Corp.(f)
09/15/2024	5.500%	318,000	324,282
01/15/2028	5.500%	921,000	930,706
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	3,105,000	3,105,236
Targa Resources Partners LP/Finance Corp.(f)
01/15/2028	5.000%	2,341,000	2,283,264
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	804,000	757,800
Total			25,130,558
Oil Field Services 1.7%
Calfrac Holdings LP(f)
06/15/2026	8.500%	473,000	441,327
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	438,000	455,450
Nabors Industries, Inc.
01/15/2023	5.500%	203,000	200,108
Nabors Industries, Inc.(f)
02/01/2025	5.750%	1,869,000	1,793,339
SESI LLC
09/15/2024	7.750%	1,199,000	1,222,938
Transocean Guardian Ltd.(f)
01/15/2024	5.875%	802,000	810,853
U.S.A. Compression Partners LP/Finance Corp.(f)
04/01/2026	6.875%	800,000	826,002
Total			5,750,017
Other Industry 0.3%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	948,000	923,588
WeWork Companies, Inc.(f)
05/01/2025	7.875%	268,000	260,122
Total			1,183,710
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.5%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	508,000	517,525
03/15/2027	5.375%	1,301,000	1,332,666
Total			1,850,191
Packaging 2.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
09/15/2022	4.250%	1,244,000	1,225,946
05/15/2024	7.250%	3,573,000	3,736,486
02/15/2025	6.000%	798,000	783,306
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,488,790
Crown Americas LLC/Capital Corp. VI(f)
02/01/2026	4.750%	118,000	113,138
Multi-Color Corp.(f)
11/01/2025	4.875%	1,008,000	942,653
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	1,437,000	1,428,365
Total			9,718,684
Pharmaceuticals 2.1%
Bausch Health Companies, Inc.(f)
12/01/2021	5.625%	1,149,000	1,146,565
03/15/2024	7.000%	662,000	699,883
04/01/2026	9.250%	1,860,000	2,008,080
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	569,000	547,403
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	2,618,000	2,635,808
Total			7,037,739
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	30,000	7
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	645,000	152
Total			159
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(f)
10/15/2025	5.000%	2,125,000	2,036,133
Retailers 0.5%
L Brands, Inc.
11/01/2035	6.875%	581,000	492,917
Party City Holdings, Inc.(f)
08/01/2026	6.625%	293,000	296,376

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
12/01/2024	5.375%	389,000	381,238
05/15/2026	5.500%	457,000	444,183
Total			1,614,714
Technology 5.8%
Camelot Finance SA(f)
10/15/2024	7.875%	1,129,000	1,123,738
CDK Global, Inc.
06/01/2027	4.875%	767,000	747,875
Equinix, Inc.
01/15/2026	5.875%	1,703,000	1,748,167
05/15/2027	5.375%	1,784,000	1,787,390
First Data Corp.(f)
01/15/2024	5.750%	3,299,000	3,344,586
Gartner, Inc.(f)
04/01/2025	5.125%	1,146,000	1,152,707
Iron Mountain, Inc.(f)
09/15/2027	4.875%	655,000	601,174
03/15/2028	5.250%	1,248,000	1,157,274
MSCI, Inc.(f)
08/01/2026	4.750%	566,000	561,755
NCR Corp.
12/15/2023	6.375%	552,000	562,401
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,732,645
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	1,403,000	1,346,035
Refinitiv US Holdings, Inc.(f),(g)
05/15/2026	6.250%	418,000	419,526
11/15/2026	8.250%	1,429,000	1,420,200
Symantec Corp.(f)
04/15/2025	5.000%	1,430,000	1,414,442
VeriSign, Inc.
07/15/2027	4.750%	617,000	600,285
Total			19,720,200
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	340,000	338,451
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	1,319,000	1,236,467
Hertz Corp. (The)(f)
06/01/2022	7.625%	943,000	930,735
Total			2,505,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 7.7%
Altice France SA(f)
05/15/2024	6.250%	414,000	408,488
05/01/2026	7.375%	4,121,000	4,120,596
02/01/2027	8.125%	698,000	719,388
SBA Communications Corp.
09/01/2024	4.875%	3,292,000	3,257,385
Sprint Capital Corp.
11/15/2028	6.875%	1,380,000	1,386,341
Sprint Communications, Inc.(f)
03/01/2020	7.000%	6,194,000	6,431,744
Sprint Corp.
02/15/2025	7.625%	2,159,000	2,291,062
03/01/2026	7.625%	1,214,000	1,284,860
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,309,640
02/01/2026	4.500%	603,000	574,278
02/01/2028	4.750%	992,000	932,510
Wind Tre SpA(f)
01/20/2026	5.000%	1,951,000	1,676,752
Total			26,393,044
Wirelines 2.8%
CenturyLink, Inc.
03/15/2022	5.800%	1,295,000	1,317,340
04/01/2024	7.500%	2,750,000	2,933,081
Frontier Communications Corp.
01/15/2023	7.125%	1,190,000	845,707
09/15/2025	11.000%	432,000	336,669
Telecom Italia Capital SA
09/30/2034	6.000%	1,760,000	1,677,104
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	2,388,000	2,386,901
Total			9,496,802
Total Corporate Bonds & Notes (Cost $318,465,440)			316,749,243

Senior Loans 2.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/AzkoNobel(h),(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 09/20/2025		671,000	673,563

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Serta Simmons Bedding LLC(i),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.133%	1,021,248	790,957
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.750% 09/19/2025		372,606	375,635
Pharmaceuticals 0.9%
Bausch Health Companies, Inc.(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.104%	3,144,665	3,159,539
Property & Casualty 0.5%
Hub International Ltd.(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	1,782,532	1,785,652
Technology 0.9%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.242%	291,060	291,150
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(i),(j)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.742%	319,162	320,679
Hyland Software, Inc.(i),(j)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.492%	203,380	204,565
Refinitiv/Thompson Reuter(f),(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.066%	2,055,706	2,050,279
Total			2,866,673
Total Senior Loans (Cost $9,862,381)			9,652,019

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(k),(l)	16,687,961	16,686,292
Total Money Market Funds (Cost $16,686,292)		16,686,292
Total Investments in Securities (Cost: $345,346,099)		343,166,935
Other Assets & Liabilities, Net		(1,260,004)
Net Assets		341,906,931

At September 30, 2018, securities and/or cash totaling $211,050 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(201)	12/2018	USD	(24,016,101)	288,932	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2018, the total value of these securities amounted to $159, which represents less than 0.01% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $178,233,815, which represents 52.13% of total net assets.
8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	21,781,989	65,762,204	(70,856,232)	16,687,961	(1,003)	(112)	172,420	16,686,292
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	52,762	—	6	—	52,768
Industrials	26,613	—	—	—	26,613
Utilities	—	—	0*	—	0*
Total Common Stocks	79,375	—	6	—	79,381
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	316,749,243	0*	—	316,749,243
Senior Loans	—	9,652,019	—	—	9,652,019
Money Market Funds	—	—	—	16,686,292	16,686,292
Total Investments in Securities	79,375	326,401,262	6	16,686,292	343,166,935
Investments in Derivatives
Asset
Futures Contracts	288,932	—	—	—	288,932
Total	368,307	326,401,262	6	16,686,292	343,455,867

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,542,240	—	—	1,542,240
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 12.5%
Hotels, Restaurants & Leisure 1.8%
Marriott International, Inc., Class A	29,900	3,947,697
Household Durables 0.4%
PulteGroup, Inc.	36,300	899,151
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.(a)	1,920	3,845,760
Booking Holdings, Inc.(a)	1,365	2,708,160
Total		6,553,920
Media 1.9%
Comcast Corp., Class A	75,110	2,659,645
News Corp., Class A	76,800	1,012,992
Viacom, Inc., Class B	9,100	307,216
Total		3,979,853
Multiline Retail 1.2%
Kohl’s Corp.	35,500	2,646,525
Specialty Retail 2.6%
Best Buy Co., Inc.	42,400	3,364,864
Foot Locker, Inc.	44,900	2,289,002
Total		5,653,866
Textiles, Apparel & Luxury Goods 1.5%
Ralph Lauren Corp.	23,600	3,246,180
Total Consumer Discretionary		26,927,192
Consumer Staples 6.9%
Food & Staples Retailing 3.6%
Walgreens Boots Alliance, Inc.	57,300	4,177,170
Walmart, Inc.	36,500	3,427,715
Total		7,604,885
Food Products 0.7%
Tyson Foods, Inc., Class A	26,000	1,547,780
Household Products 1.3%
Kimberly-Clark Corp.	23,900	2,715,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.3%
Altria Group, Inc.	28,015	1,689,584
Philip Morris International, Inc.	14,300	1,166,022
Total		2,855,606
Total Consumer Staples		14,724,267
Energy 5.7%
Energy Equipment & Services 0.5%
National Oilwell Varco, Inc.	25,500	1,098,540
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.(b)	8,345	1,020,427
ConocoPhillips	61,245	4,740,363
Marathon Petroleum Corp.	20,100	1,607,397
Valero Energy Corp.	34,135	3,882,856
Total		11,251,043
Total Energy		12,349,583
Financials 12.9%
Banks 5.9%
Citigroup, Inc.	69,200	4,964,408
Citizens Financial Group, Inc.	4,100	158,137
Fifth Third Bancorp	30,900	862,728
JPMorgan Chase & Co.	59,800	6,747,832
Total		12,733,105
Capital Markets 3.9%
BlackRock, Inc.	4,450	2,097,419
S&P Global, Inc.	19,550	3,819,874
T. Rowe Price Group, Inc.	23,700	2,587,566
Total		8,504,859
Consumer Finance 0.7%
Capital One Financial Corp.	15,100	1,433,443
Insurance 2.4%
Allstate Corp. (The)	33,800	3,336,060
Prudential Financial, Inc.	17,700	1,793,364
Total		5,129,424
Total Financials		27,800,831
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.1%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	8,650	1,202,436
Biogen, Inc.(a)	4,200	1,483,902
BioMarin Pharmaceutical, Inc.(a)	9,350	906,670
Gilead Sciences, Inc.	13,100	1,011,451
TESARO, Inc.(a)	3,800	148,238
Vertex Pharmaceuticals, Inc.(a)	6,560	1,264,374
Total		6,017,071
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	24,400	1,789,984
Baxter International, Inc.	42,600	3,284,034
Total		5,074,018
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	11,000	1,014,420
Express Scripts Holding Co.(a)	23,428	2,225,894
Humana, Inc.	5,725	1,938,027
WellCare Health Plans, Inc.(a)	3,089	989,994
Total		6,168,335
Pharmaceuticals 7.0%
Allergan PLC	2,550	485,724
Bristol-Myers Squibb Co.	59,200	3,675,136
Eli Lilly & Co.	43,800	4,700,178
Johnson & Johnson	7,100	981,007
Pfizer, Inc.	120,420	5,306,910
Total		15,148,955
Total Health Care		32,408,379
Industrials 9.7%
Aerospace & Defense 2.9%
Boeing Co. (The)	14,925	5,550,607
General Dynamics Corp.	1,900	388,968
Raytheon Co.	1,050	216,993
Total		6,156,568
Airlines 1.9%
Delta Air Lines, Inc.	69,650	4,027,859
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.6%
Acuity Brands, Inc.	11,300	1,776,360
AMETEK, Inc.	12,800	1,012,736
Emerson Electric Co.	9,600	735,168
Total		3,524,264
Industrial Conglomerates 0.7%
Honeywell International, Inc.	8,800	1,464,320
Machinery 0.6%
Illinois Tool Works, Inc.	4,900	691,488
Snap-On, Inc.	3,100	569,160
Total		1,260,648
Professional Services —%
Nielsen Holdings PLC	3,800	105,108
Road & Rail 0.5%
Union Pacific Corp.	6,950	1,131,669
Trading Companies & Distributors 1.5%
W.W. Grainger, Inc.	9,050	3,234,561
Total Industrials		20,904,997
Information Technology 26.3%
Communications Equipment 3.0%
Cisco Systems, Inc.	109,415	5,323,040
F5 Networks, Inc.(a)	5,400	1,076,868
Total		6,399,908
Internet Software & Services 5.7%
Alphabet, Inc., Class A(a)	2,015	2,432,266
Facebook, Inc., Class A(a)	38,700	6,364,602
VeriSign, Inc.(a)	21,105	3,379,333
Total		12,176,201
IT Services 3.9%
MasterCard, Inc., Class A	25,450	5,665,424
Visa, Inc., Class A	17,450	2,619,071
Total		8,284,495

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	5,400	499,284
Broadcom, Inc.	7,150	1,764,119
QUALCOMM, Inc.	60,900	4,386,627
Texas Instruments, Inc.	2,400	257,496
Total		6,907,526
Software 6.6%
Adobe Systems, Inc.(a)	18,600	5,021,070
Microsoft Corp.	65,830	7,528,977
VMware, Inc., Class A(a)	11,000	1,716,660
Total		14,266,707
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	26,770	6,043,060
HP, Inc.	39,100	1,007,607
NetApp, Inc.	16,800	1,442,952
Total		8,493,619
Total Information Technology		56,528,456
Materials 2.3%
Chemicals 2.1%
Eastman Chemical Co.	9,900	947,628
LyondellBasell Industries NV, Class A	34,900	3,577,599
Total		4,525,227
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	21,700	302,064
Total Materials		4,827,291
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	7,800	1,133,340
Host Hotels & Resorts, Inc.	151,400	3,194,540
Simon Property Group, Inc.	6,700	1,184,225
Total		5,512,105
Total Real Estate		5,512,105
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	47,200	1,584,976
Verizon Communications, Inc.	38,200	2,039,498
Total		3,624,474
Total Telecommunication Services		3,624,474
Utilities 3.1%
Electric Utilities 0.3%
Entergy Corp.	7,900	640,927
Independent Power and Renewable Electricity Producers 1.6%
NRG Energy, Inc.	94,000	3,515,600
Multi-Utilities 1.2%
CenterPoint Energy, Inc.	51,000	1,410,150
Public Service Enterprise Group, Inc.	21,900	1,156,101
Total		2,566,251
Total Utilities		6,722,778
Total Common Stocks (Cost $161,261,563)		212,330,353

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(d)	2,848,835	2,848,550
Total Money Market Funds (Cost $2,848,599)		2,848,550
Total Investments in Securities (Cost: $164,110,162)		215,178,903
Other Assets & Liabilities, Net		(121,941)
Net Assets		215,056,962

At September 30, 2018, securities and/or cash totaling $220,104 were pledged as collateral.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	20	12/2018	USD	2,919,000	7,600	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	2,683,551	15,953,765	(15,788,481)	2,848,835	(280)	(49)	43,448	2,848,550
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	26,927,192	—	—	—	26,927,192
Consumer Staples	14,724,267	—	—	—	14,724,267
Energy	12,349,583	—	—	—	12,349,583
Financials	27,800,831	—	—	—	27,800,831
Health Care	32,408,379	—	—	—	32,408,379
Industrials	20,904,997	—	—	—	20,904,997
Information Technology	56,528,456	—	—	—	56,528,456
Materials	4,827,291	—	—	—	4,827,291
Real Estate	5,512,105	—	—	—	5,512,105
Telecommunication Services	3,624,474	—	—	—	3,624,474
Utilities	6,722,778	—	—	—	6,722,778
Total Common Stocks	212,330,353	—	—	—	212,330,353
Money Market Funds	—	—	—	2,848,550	2,848,550
Total Investments in Securities	212,330,353	—	—	2,848,550	215,178,903
Investments in Derivatives
Asset
Futures Contracts	7,600	—	—	—	7,600
Total	212,337,953	—	—	2,848,550	215,186,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.2%
Issuer	Shares	Value ($)
Consumer Discretionary 8.4%
Hotels, Restaurants & Leisure 3.1%
Royal Caribbean Cruises Ltd.	72,585	9,431,695
Internet & Direct Marketing Retail 0.9%
Expedia Group, Inc.	21,193	2,765,262
Multiline Retail 2.5%
Dollar Tree, Inc.(a)	94,575	7,712,591
Textiles, Apparel & Luxury Goods 1.9%
Ralph Lauren Corp.	41,743	5,741,750
Total Consumer Discretionary		25,651,298
Consumer Staples 7.5%
Food & Staples Retailing 3.3%
Kroger Co. (The)	208,670	6,074,384
U.S. Foods Holding Corp.(a)	134,600	4,148,372
Total		10,222,756
Food Products 4.2%
Kellogg Co.	100,675	7,049,264
Tyson Foods, Inc., Class A	96,525	5,746,133
Total		12,795,397
Total Consumer Staples		23,018,153
Energy 7.8%
Energy Equipment & Services 1.5%
TechnipFMC PLC	151,110	4,722,188
Oil, Gas & Consumable Fuels 6.3%
Marathon Petroleum Corp.	82,275	6,579,532
Noble Energy, Inc.	172,463	5,379,121
WPX Energy, Inc.(a)	359,620	7,235,554
Total		19,194,207
Total Energy		23,916,395
Financials 17.7%
Banks 8.2%
Comerica, Inc.	47,800	4,311,560
Popular, Inc.	151,000	7,738,750
Regions Financial Corp.	250,625	4,598,969
SunTrust Banks, Inc.	125,775	8,400,512
Total		25,049,791
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.4%
Northern Trust Corp.	40,925	4,179,670
Diversified Financial Services 2.4%
Voya Financial, Inc.	151,225	7,511,346
Insurance 5.7%
Hartford Financial Services Group, Inc. (The)	163,027	8,144,829
Lincoln National Corp.	137,777	9,321,992
Total		17,466,821
Total Financials		54,207,628
Health Care 8.4%
Health Care Equipment & Supplies 2.0%
Zimmer Biomet Holdings, Inc.	47,013	6,180,799
Health Care Providers & Services 4.2%
Quest Diagnostics, Inc.	66,300	7,154,433
WellCare Health Plans, Inc.(a)	18,225	5,840,930
Total		12,995,363
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	94,200	6,644,868
Total Health Care		25,821,030
Industrials 11.3%
Aerospace & Defense 2.7%
L3 Technologies, Inc.	38,293	8,141,858
Airlines 2.8%
United Continental Holdings, Inc.(a)	98,025	8,730,106
Electrical Equipment 1.6%
AMETEK, Inc.	62,150	4,917,308
Machinery 2.5%
Ingersoll-Rand PLC	74,372	7,608,256
Road & Rail 1.7%
Norfolk Southern Corp.	28,465	5,137,932
Total Industrials		34,535,460
Information Technology 8.8%
Communications Equipment 3.0%
Motorola Solutions, Inc.	70,250	9,142,335
Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.7%
First Data Corp., Class A(a)	338,549	8,284,294
Semiconductors & Semiconductor Equipment 3.1%
Marvell Technology Group Ltd.	210,700	4,066,510
Teradyne, Inc.	150,350	5,559,943
Total		9,626,453
Total Information Technology		27,053,082
Materials 5.3%
Chemicals 5.3%
Eastman Chemical Co.	75,750	7,250,790
FMC Corp.	105,180	9,169,592
Total		16,420,382
Total Materials		16,420,382
Real Estate 9.4%
Equity Real Estate Investment Trusts (REITS) 9.4%
ProLogis, Inc.	105,725	7,167,098
SL Green Realty Corp.	75,900	7,402,527
Taubman Centers, Inc.	94,200	5,635,986
Welltower, Inc.	132,775	8,540,088
Total		28,745,699
Total Real Estate		28,745,699
Utilities 10.6%
Electric Utilities 4.3%
Edison International	106,125	7,182,540
Pinnacle West Capital Corp.	77,850	6,164,163
Total		13,346,703
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.1%
AES Corp. (The)	465,425	6,515,950
Multi-Utilities 4.2%
Ameren Corp.	100,800	6,372,576
CMS Energy Corp.	130,075	6,373,675
Total		12,746,251
Total Utilities		32,608,904
Total Common Stocks (Cost $273,619,385)		291,978,031

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	14,514,050	14,512,598
Total Money Market Funds (Cost $14,512,922)		14,512,598
Total Investments in Securities (Cost: $288,132,307)		306,490,629
Other Assets & Liabilities, Net		120,371
Net Assets		306,611,000

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	8,409,259	58,432,475	(52,327,684)	14,514,050	(1,961)	(743)	144,119	14,512,598
2	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	25,651,298	—	—	—	25,651,298
Consumer Staples	23,018,153	—	—	—	23,018,153
Energy	23,916,395	—	—	—	23,916,395
Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Financials	54,207,628	—	—	—	54,207,628
Health Care	25,821,030	—	—	—	25,821,030
Industrials	34,535,460	—	—	—	34,535,460
Information Technology	27,053,082	—	—	—	27,053,082
Materials	16,420,382	—	—	—	16,420,382
Real Estate	28,745,699	—	—	—	28,745,699
Utilities	32,608,904	—	—	—	32,608,904
Total Common Stocks	291,978,031	—	—	—	291,978,031
Money Market Funds	—	—	—	14,512,598	14,512,598
Total Investments in Securities	291,978,031	—	—	14,512,598	306,490,629
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Brazil 0.9%
Pagseguro Digital Ltd., Class A(a)	29,035	803,399
Cayman Islands 0.3%
Arco Platform Ltd., Class A(a)	10,833	246,992
China 0.3%
Secoo Holding Ltd., ADR(a)	6,512	82,702
Weibo Corp., ADR(a)	2,700	197,451
Total		280,153
Israel 0.7%
Orbotech Ltd.(a)	10,126	601,889
Japan 0.6%
Tokyo Electron Ltd.	3,400	468,590
Netherlands 0.5%
NXP Semiconductors NV	4,600	393,300
South Korea 1.0%
Hugel, Inc.(a)	2,117	816,450
United States 95.4%
21st Century Fox, Inc., Class A	4,600	213,118
Adobe Systems, Inc.(a)	1,500	404,925
Advanced Energy Industries, Inc.(a)	6,700	346,055
Alphabet, Inc., Class A(a)	2,900	3,500,532
Alphabet, Inc., Class C(a)	2,309	2,755,722
Apple, Inc.	23,100	5,214,594
Applied Materials, Inc.	56,700	2,191,455
Arista Networks, Inc.(a)	1,100	292,446
Arris International PLC(a)	61,320	1,593,707
AT&T, Inc.	7,600	255,208
Broadcom, Inc.	22,187	5,474,199
Carbon Black, Inc.(a)	1,972	41,767
Cisco Systems, Inc.	4,800	233,520
CommScope Holding Co., Inc.(a)	4,300	132,268
Cornerstone OnDemand, Inc.(a)	13,400	760,450
Cypress Semiconductor Corp.	47,723	691,506
DXC Technology Co.	13,641	1,275,706
eBay, Inc.(a)	40,900	1,350,518
Electronics for Imaging, Inc.(a)	48,466	1,651,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Euronet Worldwide, Inc.(a)	8,435	845,356
Eventbrite, Inc., Class A(a)	500	18,985
Fidelity National Information Services, Inc.	3,100	338,117
ForeScout Technologies, Inc.(a)	5,000	188,800
Fortinet, Inc.(a)	16,161	1,491,175
GoDaddy, Inc., Class A(a)	1,500	125,085
Inphi Corp.(a)	35,444	1,346,163
Integrated Device Technology, Inc.(a)	47,354	2,226,112
Intel Corp.	7,500	354,675
Lam Research Corp.	35,949	5,453,463
Lattice Semiconductor Corp.(a)	130,640	1,045,120
LogMeIn, Inc.	11,619	1,035,253
Lumentum Holdings, Inc.(a)	9,500	569,525
Marvell Technology Group Ltd.	125,004	2,412,577
Maxim Integrated Products, Inc.	21,518	1,213,400
Microchip Technology, Inc.	17,800	1,404,598
Micron Technology, Inc.(a)	86,684	3,920,717
Microsoft Corp.	13,200	1,509,684
NetApp, Inc.	14,500	1,245,405
Nuance Communications, Inc.(a)	166,853	2,889,894
ON Semiconductor Corp.(a)	68,172	1,256,410
Oracle Corp.	47,600	2,454,256
Palo Alto Networks, Inc.(a)	1,800	405,468
Qorvo, Inc.(a)	23,557	1,811,298
SailPoint Technologies Holding, Inc.(a)	11,224	381,840
Salesforce.com, Inc.(a)	8,805	1,400,259
Splunk, Inc.(a)	4,693	567,431
Synaptics, Inc.(a)	37,221	1,698,022
Synopsys, Inc.(a)	33,982	3,350,965
Tenable Holdings, Inc.(a)	262	10,187
Teradyne, Inc.	51,968	1,921,777
TiVo Corp.	70,600	878,970
Verint Systems, Inc.(a)	9,900	495,990
Viavi Solutions, Inc.(a)	8,500	96,390
Visa, Inc., Class A	17,500	2,626,575
Western Digital Corp.	34,700	2,031,338
Xerox Corp.	73,425	1,981,007
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zynga, Inc., Class A(a)	44,400	178,044
Total		81,559,748
Total Common Stocks (Cost $69,717,605)		85,170,521

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	688,477	688,408
Total Money Market Funds (Cost $688,408)		688,408
Total Investments in Securities (Cost $70,406,013)		85,858,929
Other Assets & Liabilities, Net		(402,150)
Net Assets		$85,456,779
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	JPMorgan	USD	(243,180)	(126)	30.00	1/17/2020	(7,448)	(9,639)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	JPMorgan	USD	(243,180)	(126)	15.00	01/17/2020	(13,497)	(15,687)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	716,975	29,148,673	(29,177,171)	688,477	(231)	(63)	20,101	688,408
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2018 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	803,399	—	—	—	803,399
Cayman Islands	246,992	—	—	—	246,992
China	280,153	—	—	—	280,153
Israel	601,889	—	—	—	601,889
Japan	—	468,590	—	—	468,590
Netherlands	393,300	—	—	—	393,300
South Korea	—	816,450	—	—	816,450
United States	81,559,748	—	—	—	81,559,748
Total Common Stocks	83,885,481	1,285,040	—	—	85,170,521
Money Market Funds	—	—	—	688,408	688,408
Total Investments in Securities	83,885,481	1,285,040	—	688,408	85,858,929
Investments in Derivatives
Liability
Options Contracts Written	(25,326)	—	—	—	(25,326)
Total	83,860,155	1,285,040	—	688,408	85,833,603
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 93.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
Lockheed Martin Corp.
11/23/2020	2.500%	4,693,000	4,627,322
09/15/2021	3.350%	5,930,000	5,937,602
Northrop Grumman Corp.
01/15/2025	2.930%	6,240,000	5,918,871
Total			16,483,795
Automotive 0.9%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	7,290,000	7,131,144
Banking 5.9%
American Express Co.
02/27/2023	3.400%	7,835,000	7,714,788
Bank of Montreal
04/13/2021	3.100%	4,835,000	4,814,210
Bank of Nova Scotia (The)
04/20/2021	3.125%	5,760,000	5,730,238
Capital One Financial Corp.
05/12/2020	2.500%	2,506,000	2,474,384
10/30/2020	2.400%	3,040,000	2,976,324
01/30/2023	3.200%	7,565,000	7,334,774
Wells Fargo & Co.
01/30/2020	2.150%	14,410,000	14,235,149
Total			45,279,867
Cable and Satellite 1.9%
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	3,875,000	3,897,026
Sky PLC(a)
09/16/2024	3.750%	10,755,000	10,707,151
Total			14,604,177
Chemicals 0.7%
LyondellBasell Industries NV
04/15/2019	5.000%	5,136,000	5,161,952
Diversified Manufacturing 2.3%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	17,800,000	17,578,621
Electric 21.0%
AEP Texas, Inc.
10/01/2022	2.400%	15,160,000	14,486,456
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,869,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	10,207,000	10,168,489
11/15/2025	3.600%	8,651,000	8,405,139
DTE Energy Co.
12/01/2023	3.850%	656,000	658,658
06/01/2024	3.500%	12,696,000	12,483,152
Duke Energy Corp.
10/15/2023	3.950%	4,730,000	4,786,992
04/15/2024	3.750%	2,040,000	2,039,535
Edison International
09/15/2022	2.400%	5,955,000	5,635,538
Emera U.S. Finance LP
06/15/2021	2.700%	8,974,000	8,711,878
Eversource Energy
03/15/2022	2.750%	1,665,000	1,629,527
10/01/2024	2.900%	7,775,000	7,420,320
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%	3,721,000	3,713,681
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	1,461,000	1,453,096
Pacific Gas & Electric Co.
11/15/2023	3.850%	4,105,000	4,061,618
03/01/2026	2.950%	3,005,000	2,738,817
Pinnacle West Capital Corp.
11/30/2020	2.250%	6,505,000	6,335,564
Progress Energy, Inc.
04/01/2022	3.150%	9,119,000	8,971,245
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,157,319
Southern Co. (The)
07/01/2023	2.950%	13,500,000	12,959,582
WEC Energy Group, Inc.
06/15/2020	2.450%	3,210,000	3,171,737
06/15/2021	3.375%	5,230,000	5,229,127
06/15/2025	3.550%	8,293,000	8,147,126
Xcel Energy, Inc.
03/15/2021	2.400%	7,674,000	7,504,489
06/01/2025	3.300%	11,192,000	10,798,131
Total			161,536,788
Finance Companies 1.1%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,080,000	8,873,421
Food and Beverage 14.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	6,605,000	6,518,382
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2025	4.450%	16,625,000	16,569,423
General Mills, Inc.
10/21/2019	2.200%	4,175,000	4,134,544
JM Smucker Co. (The)
12/06/2019	2.200%	2,510,000	2,482,365
03/15/2020	2.500%	6,306,000	6,245,645
Kraft Heinz Foods Co.
06/15/2023	4.000%	15,420,000	15,463,993
Molson Coors Brewing Co.
03/15/2019	1.900%	5,341,000	5,320,619
07/15/2021	2.100%	4,325,000	4,160,027
07/15/2026	3.000%	4,160,000	3,770,258
Mondelez International, Inc.(a)
10/28/2019	1.625%	14,583,000	14,379,101
Sysco Corp.
07/15/2021	2.500%	4,075,000	3,985,692
Tyson Foods, Inc.
08/15/2019	2.650%	10,316,000	10,292,521
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	12,264,000	12,262,715
10/21/2019	2.900%	8,149,000	8,132,702
Total			113,717,987
Health Care 7.4%
Becton Dickinson and Co.
12/15/2019	2.675%	3,675,000	3,653,406
06/05/2020	2.404%	2,105,000	2,071,867
11/08/2021	3.125%	10,161,000	9,996,524
Cardinal Health, Inc.
06/15/2024	3.079%	10,375,000	9,803,057
CVS Health Corp.
03/25/2025	4.100%	10,210,000	10,174,847
Express Scripts Holding Co.
06/15/2019	2.250%	9,450,000	9,398,450
02/15/2022	3.900%	4,740,000	4,767,544
Medtronic Global Holdings SCA
03/28/2019	1.700%	6,930,000	6,898,566
Total			56,764,261
Healthcare Insurance 0.9%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,653,242
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%	3,509,000	3,497,139
Total			7,150,381
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 11.5%
AIG Global Funding(a)
07/02/2020	2.150%	2,500,000	2,450,505
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,915,000	6,070,210
Guardian Life Global Funding(a)
05/08/2022	2.500%	10,500,000	10,133,959
04/25/2023	3.400%	8,300,000	8,212,277
MassMutual Global Funding II(a)
06/22/2024	2.750%	8,605,000	8,189,594
MetLife Global Funding I(a)
04/10/2019	2.300%	4,460,000	4,451,495
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	10,240,000	10,036,797
Nuveen Finance LLC(a)
11/01/2019	2.950%	23,867,000	23,835,973
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	15,675,000	15,296,229
Total			88,677,039
Media and Entertainment 2.5%
Discovery Communications LLC(a)
11/15/2019	2.750%	5,171,000	5,139,943
06/15/2020	2.800%	9,772,000	9,671,114
Thomson Reuters Corp.
10/15/2019	4.700%	4,174,000	4,247,408
Total			19,058,465
Midstream 6.0%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,245,996
04/15/2021	2.850%	2,485,000	2,453,073
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	9,785,000	9,878,026
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	13,609,000	13,111,169
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,735,064
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,355,000	9,196,152
Total			46,619,480
Natural Gas 2.7%
NiSource, Inc.
11/17/2022	2.650%	9,785,000	9,336,945
NiSource, Inc.(a)
06/15/2023	3.650%	7,870,000	7,772,530

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
06/15/2024	3.550%	3,651,000	3,567,476
Total			20,676,951
Pharmaceuticals 3.1%
AbbVie, Inc.
05/14/2020	2.500%	5,953,000	5,885,630
Allergan Funding SCS
06/15/2024	3.850%	6,340,000	6,272,587
Amgen, Inc.
05/22/2019	2.200%	5,779,000	5,758,669
05/11/2022	2.650%	6,210,000	6,030,705
Total			23,947,591
Property & Casualty 1.4%
Alleghany Corp.
06/27/2022	4.950%	3,765,000	3,920,483
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	5,540,000	6,695,528
Total			10,616,011
Railroads 1.7%
Union Pacific Corp.
06/19/2020	2.250%	12,950,000	12,767,716
Restaurants 1.1%
McDonald’s Corp.
04/01/2023	3.350%	8,575,000	8,499,188
Supermarkets 0.6%
Kroger Co. (The)
08/01/2022	2.800%	4,470,000	4,324,251
Technology 3.1%
Apple, Inc.
11/13/2019	1.800%	5,040,000	4,986,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	13,970,000	13,579,986
Cisco Systems, Inc.
09/20/2019	1.400%	5,580,000	5,505,931
Total			24,072,226
Transportation Services 0.7%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	2,889,000	2,859,107
United Parcel Service, Inc.
04/01/2021	2.050%	2,705,000	2,633,756
Total			5,492,863
Total Corporate Bonds & Notes (Cost $730,736,301)			719,034,175

U.S. Treasury Obligations 1.3%

U.S. Treasury
08/15/2021	2.750%	10,000,000	9,963,462
Total U.S. Treasury Obligations (Cost $10,018,325)			9,963,462

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	32,408,184	32,404,943
Total Money Market Funds (Cost $32,404,943)		32,404,943
Total Investments in Securities (Cost: $773,159,569)		761,402,580
Other Assets & Liabilities, Net		8,119,170
Net Assets		769,521,750

At September 30, 2018, securities and/or cash totaling $862,238 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,029	12/2018	USD	217,114,421	—	(427,069)
U.S. Treasury 5-Year Note	130	12/2018	USD	14,664,988	—	(2,233)
Total					—	(429,302)

Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(844)	12/2018	USD	(100,843,728)	1,013,834	—
U.S. Treasury 10-Year Note	(125)	12/2018	USD	(14,935,386)	—	(27,550)
U.S. Treasury Ultra 10-Year Note	(29)	12/2018	USD	(3,697,967)	49,562	—
Total					1,063,396	(27,550)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $203,942,113, which represents 26.50% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	19,432,973	192,680,984	(179,705,773)	32,408,184	(1,857)	(357)	215,644	32,404,943
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	719,034,175	—	—	719,034,175
U.S. Treasury Obligations	9,963,462	—	—	—	9,963,462
Money Market Funds	—	—	—	32,404,943	32,404,943
Total Investments in Securities	9,963,462	719,034,175	—	32,404,943	761,402,580
Investments in Derivatives
Asset
Futures Contracts	1,063,396	—	—	—	1,063,396
Liability
Futures Contracts	(456,852)	—	—	—	(456,852)
Total	10,570,006	719,034,175	—	32,404,943	762,009,124
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 14.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.9%
Light Servicos de Eletricidade SA/Energia SA(b)
05/03/2023	7.250%		2,200,000	2,087,070
China 0.1%
Studio City Co., Ltd.(b)
11/30/2021	7.250%		313,000	323,868
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		1,230,000	1,277,713
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		850,000	828,819
Total				2,106,532
Ghana 0.8%
Tullow Oil PLC(b)
03/01/2025	7.000%		1,750,000	1,710,830
Guatemala 1.0%
Energuate Trust(b)
05/03/2027	5.875%		2,300,000	2,179,307
Indonesia 3.7%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		2,474,000	2,351,448
Golden Legacy Pte. Ltd.(b)
06/07/2021	8.250%		1,200,000	1,248,470
Indo Energy Finance II BV(b)
01/24/2023	6.375%		2,400,000	2,367,058
Star Energy Geothermal Wayang Windu Ltd.(b)
04/24/2033	6.750%		2,500,000	2,369,452
Total				8,336,428
Mexico 4.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	531,318
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		700,000	658,178
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		1,180,000	1,134,458
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	10,598,601	522,664
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Elementia SAB de CV(b)
01/15/2025	5.500%		2,380,000	2,261,609
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		2,076,000	2,149,409
Grupo Televisa SAB
05/14/2043	7.250%	MXN	7,940,000	300,501
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		1,600,000	1,517,709
Total				9,075,846
South Africa 1.7%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		2,250,000	2,305,607
Petra Diamonds U.S. Treasury PLC(b)
05/01/2022	7.250%		341,000	332,459
SASOL Financing USA LLC
03/27/2024	5.875%		1,187,000	1,209,115
Total				3,847,181
Togo 0.7%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		1,500,000	1,448,495
Ukraine 0.8%
MHP SA(b)
04/03/2026	6.950%		1,800,000	1,677,829
Total Corporate Bonds & Notes (Cost $34,301,180)				32,793,386

Foreign Government Obligations(a),(d) 75.0%

Argentina 6.9%
Argentine Republic Government International Bond
04/22/2021	6.875%		1,030,000	986,372
01/26/2022	5.625%		231,000	209,029
01/11/2023	4.625%		900,000	761,452
04/22/2026	7.500%		1,075,000	959,769
01/26/2027	6.875%		2,431,000	2,075,500
01/11/2028	5.875%		1,600,000	1,269,034
07/06/2028	6.625%		1,800,000	1,482,748
07/06/2036	7.125%		500,000	400,326
01/11/2048	6.875%		2,400,000	1,840,663
Argentine Republic Government International Bond(c)
12/31/2033	8.280%		1,219,773	1,086,730
Provincia de Buenos Aires(b)
06/15/2027	7.875%		2,985,000	2,482,660
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Cordoba(b)
09/01/2024	7.450%		1,075,000	930,899
08/01/2027	7.125%		1,200,000	952,889
Total				15,438,071
Belarus 1.9%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		700,000	734,873
06/29/2027	7.625%		1,600,000	1,707,888
02/28/2030	6.200%		1,800,000	1,742,463
Total				4,185,224
Brazil 3.0%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		300,000	287,943
Brazilian Government International Bond
01/07/2041	5.625%		2,750,000	2,502,261
Petrobras Global Finance BV
05/23/2021	8.375%		105,000	114,208
01/27/2025	5.299%		1,011,000	945,642
01/17/2027	7.375%		360,000	365,461
01/27/2028	5.999%		2,676,000	2,468,597
Total				6,684,112
China 4.5%
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		1,300,000	1,320,452
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%		2,600,000	2,578,178
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		1,600,000	1,525,683
Syngenta Finance NV(b)
04/24/2028	5.182%		4,700,000	4,512,616
Total				9,936,929
Colombia 0.1%
Ecopetrol SA
01/16/2025	4.125%		326,000	317,707
Croatia 1.2%
Croatia Government International Bond(b)
01/26/2024	6.000%		1,861,000	2,023,110
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		600,000	630,267
Total				2,653,377
Dominican Republic 6.7%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,306,292
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	16,308,000	348,537
03/04/2022	10.375%	DOP	93,200,000	1,879,257
02/15/2023	8.900%	DOP	18,000,000	356,751
01/27/2025	5.500%		815,000	817,446
01/29/2026	6.875%		700,000	748,889
01/25/2027	5.950%		2,625,000	2,679,973
04/20/2027	8.625%		2,410,000	2,746,294
07/19/2028	6.000%		1,550,000	1,580,313
04/30/2044	7.450%		1,086,000	1,168,912
01/27/2045	6.850%		271,000	275,344
Total				14,908,008
Ecuador 1.6%
Ecuador Government International Bond(b)
12/13/2026	9.650%		3,000,000	2,983,026
Petroamazonas EP(b)
11/06/2020	4.625%		600,000	552,000
Total				3,535,026
Egypt 3.0%
Egypt Government International Bond(b)
06/11/2025	5.875%		400,000	382,488
04/16/2026	4.750%	EUR	1,000,000	1,115,566
01/31/2027	7.500%		1,000,000	1,019,432
02/21/2028	6.588%		1,350,000	1,291,453
04/30/2040	6.875%		900,000	801,206
01/31/2047	8.500%		900,000	901,640
02/21/2048	7.903%		1,300,000	1,239,376
Total				6,751,161
El Salvador 1.9%
El Salvador Government International Bond(b)
01/18/2027	6.375%		3,448,000	3,246,920
04/10/2032	8.250%		812,000	831,657
06/15/2035	7.650%		270,000	262,515
Total				4,341,092
Honduras 2.0%
Honduras Government International Bond(b)
03/15/2024	7.500%		1,600,000	1,727,481
01/19/2027	6.250%		2,600,000	2,675,616
Total				4,403,097
Hungary 0.1%
Hungary Government International Bond
11/22/2023	5.750%		284,000	307,874
Indonesia 3.0%
Indonesia Government International Bond(b)
01/17/2038	7.750%		1,486,000	1,950,011
01/17/2038	7.750%		500,000	656,127

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Listrik Negara PT(b)
05/21/2028	5.450%		1,000,000	1,031,272
05/21/2048	6.150%		1,000,000	1,040,446
PT Pertamina Persero(b)
05/03/2042	6.000%		2,035,000	2,096,492
Total				6,774,348
Ivory Coast 3.8%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	287,224
03/03/2028	6.375%		3,572,000	3,449,838
03/22/2030	5.250%	EUR	1,400,000	1,548,261
06/15/2033	6.125%		887,000	809,852
03/22/2048	6.625%	EUR	2,000,000	2,179,916
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		301,550	285,424
Total				8,560,515
Jamaica 0.2%
Jamaica Government International Bond
03/15/2039	8.000%		300,000	353,097
Kazakhstan 3.1%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	369,528
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		1,900,000	1,894,306
KazMunayGas National Co. JSC(b)
04/24/2025	4.750%		1,100,000	1,113,406
04/24/2030	5.375%		3,400,000	3,464,562
Total				6,841,802
Mexico 8.4%
Banco Nacional de Comercio Exterior SNC(b),(c)
Subordinated
08/11/2026	3.800%		600,000	585,726
Mexican Bonos
06/09/2022	6.500%	MXN	65,615,900	3,367,308
Mexico City Airport Trust(b)
07/31/2047	5.500%		1,100,000	975,908
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	27,490
Petroleos Mexicanos
01/23/2026	4.500%		299,000	279,833
08/04/2026	6.875%		1,000,000	1,052,829
11/12/2026	7.470%	MXN	4,700,000	207,741
03/13/2027	6.500%		6,400,000	6,526,637
06/15/2035	6.625%		600,000	594,551
06/02/2041	6.500%		5,444,000	5,079,943
Total				18,697,966
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morocco 0.8%
OCP SA(b)
04/25/2024	5.625%		1,700,000	1,746,872
Nigeria 2.3%
Nigeria Government International Bond(b)
11/28/2027	6.500%		1,126,000	1,084,495
02/16/2032	7.875%		3,955,000	4,047,685
Total				5,132,180
Oman 3.2%
Oman Government International Bond(b)
01/17/2028	5.625%		4,600,000	4,519,472
01/17/2048	6.750%		2,700,000	2,631,185
Total				7,150,657
Pakistan 0.3%
Pakistan Government International Bond(b)
03/31/2036	7.875%		700,000	657,612
Paraguay 1.3%
Paraguay Government International Bond(b)
08/11/2044	6.100%		1,707,000	1,794,463
03/13/2048	5.600%		1,000,000	995,647
Total				2,790,110
Russian Federation 1.7%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		1,966,000	1,923,114
Gazprom OAO Via Gaz Capital SA(b)
08/16/2037	7.288%		946,000	1,055,379
Russian Foreign Bond - Eurobond(b)
04/04/2042	5.625%		800,000	842,157
Total				3,820,650
Senegal 1.2%
Senegal Government International Bond(b)
07/30/2024	6.250%		519,000	524,513
05/23/2033	6.250%		2,400,000	2,234,503
Total				2,759,016
Serbia 0.5%
Serbia International Bond(b)
12/03/2018	5.875%		342,000	343,443
09/28/2021	7.250%		700,000	762,141
Total				1,105,584
South Africa 3.0%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	69,000,000	4,335,022

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
06/22/2030	5.875%	1,000,000	993,992
Transnet SOC Ltd.(b)
07/26/2022	4.000%	1,400,000	1,309,644
Total			6,638,658
Sri Lanka 2.4%
Sri Lanka Government International Bond(b)
04/18/2023	5.750%	1,000,000	978,886
07/18/2026	6.825%	800,000	791,782
05/11/2027	6.200%	1,075,000	1,017,919
04/18/2028	6.750%	2,571,000	2,509,602
Total			5,298,189
Trinidad and Tobago 0.7%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%	1,611,000	1,501,852
Turkey 2.6%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%	467,000	461,189
05/03/2024	6.125%	2,200,000	1,966,650
Turkey Government International Bond
03/30/2021	5.625%	655,000	641,941
03/25/2022	5.125%	250,000	237,747
09/26/2022	6.250%	250,000	244,835
04/14/2026	4.250%	247,000	206,905
03/25/2027	6.000%	1,700,000	1,547,112
02/17/2045	6.625%	560,000	488,585
Total			5,794,964
Ukraine 2.3%
Ukraine Government International Bond(b)
09/01/2024	7.750%	800,000	775,938
09/01/2026	7.750%	700,000	657,520
09/25/2032	7.375%	3,100,000	2,687,678
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%	1,000,000	1,007,892
Total			5,129,028
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela 1.3%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%		12,559,928	2,734,422
11/15/2026	0.000%		1,106,640	237,928
Total				2,972,350
Total Foreign Government Obligations (Cost $178,315,303)				167,187,128

Treasury Bills(a) 2.9%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.3%
Egypt Treasury Bills
10/02/2018	7.960%	EGP	55,000,000	3,066,520
Nigeria 1.6%
Nigeria Treasury Bills
01/17/2019	12.380%	NGN	1,335,000,000	3,528,493
Total Treasury Bills (Cost $6,663,029)				6,595,013

Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(f),(g)	13,558,693	13,557,337
Total Money Market Funds (Cost $13,557,337)		13,557,337
Total Investments in Securities (Cost $232,836,849)		220,132,864
Other Assets & Liabilities, Net		2,866,496
Net Assets		$222,999,360

At September 30, 2018, securities and/or cash totaling $193,350 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,335,000 EUR	9,704,799 USD	Credit Suisse	10/11/2018	20,418	—
4,908,841 USD	4,170,000 EUR	Credit Suisse	10/11/2018	—	(63,746)
91,895,000 MXN	4,859,508 USD	Morgan Stanley	10/11/2018	—	(43,196)
4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,421,625 USD	45,733,538 MXN	Morgan Stanley	10/11/2018	18,312	—
4,467,399 USD	65,546,916 ZAR	TD Securities	10/11/2018	162,064	—
96,750,000 ZAR	6,791,618 USD	TD Securities	10/11/2018	—	(41,663)
Total				200,794	(148,605)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	27	12/2018	USD	3,226,043	—	(32,753)
U.S. Ultra Bond	50	12/2018	USD	7,756,964	—	(271,257)
Total					—	(304,010)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $153,688,129, which represents 68.92% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2018, the total value of these securities amounted to $2,972,350, which represents 1.33% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	14,339,227	75,137,209	(75,917,743)	13,558,693	(1,299)	(313)	175,029	13,557,337
Currency Legend
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	32,793,386	—	—	32,793,386
Foreign Government Obligations	—	167,187,128	—	—	167,187,128
Treasury Bills	—	6,595,013	—	—	6,595,013
Money Market Funds	—	—	—	13,557,337	13,557,337
Total Investments in Securities	—	206,575,527	—	13,557,337	220,132,864
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	200,794	—	—	200,794
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(148,605)	—	—	(148,605)
Futures Contracts	(304,010)	—	—	—	(304,010)
Total	(304,010)	206,627,716	—	13,557,337	219,881,043
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 51.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 51.6%
U.S. Treasury Bills
04/25/2019	2.370%	43,000,000	42,423,102
06/20/2019	2.450%	99,000,000	97,266,573
Total			139,689,675
Total Treasury Bills (Cost $139,774,171)			139,689,675

U.S. Government & Agency Obligations 29.4%

Federal Home Loan Banks Discount Notes
12/21/2018	2.210%	25,000,000	24,873,425
Federal Home Loan Mortgage Corp. Discount Notes
12/19/2018	2.170%	30,000,000	29,854,140
Federal National Mortgage Association Discount Notes
12/14/2018	2.200%	25,000,000	24,884,600
Total U.S. Government & Agency Obligations (Cost $79,620,774)			79,612,165
Options Purchased Calls 0.1%
Value ($)
(Cost $697,168)	332,328

Options Purchased Puts 0.1%

(Cost $418,379)	276,000

Money Market Funds 13.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	35,274,437	35,270,909
Total Money Market Funds (Cost $35,270,909)		35,270,909
Total Investments in Securities (Cost: $255,781,401)		255,181,077
Other Assets & Liabilities, Net		15,819,100
Net Assets		271,000,177
At September 30, 2018, securities and/or cash totaling $14,616,319 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	316	11/2018	USD	25,987,840	1,450,010	—
Brent Crude Put Options @ USD 61.00	434	11/2018	USD	35,692,160	—	(144,552)
Coffee C	2	12/2018	USD	76,838	929	—
Coffee C	54	12/2018	USD	2,074,613	—	(138,962)
Coffee C	64	12/2018	USD	2,458,800	—	(182,601)
Copper	157	12/2018	USD	11,009,625	170,833	—
Copper	97	12/2018	USD	6,802,125	126,947	—
Corn	355	12/2018	USD	6,323,438	—	(254,258)
Corn	529	12/2018	USD	9,422,813	—	(467,750)
Cotton	3	12/2018	USD	114,555	—	(9,473)
Cotton	103	12/2018	USD	3,933,055	—	(819,322)
Gold 100 oz.	30	12/2018	USD	3,588,600	—	(184,355)
Gold 100 oz.	131	12/2018	USD	15,670,220	—	(670,394)
HRW Wheat	61	12/2018	USD	1,559,313	—	(170,264)
HRW Wheat	101	12/2018	USD	2,581,813	—	(390,396)
Lead	27	11/2018	USD	1,373,119	—	(44,314)
Lean Hogs	195	12/2018	USD	4,518,150	180,229	—
Live Cattle	238	12/2018	USD	11,314,520	320,567	—
Natural Gas	794	10/2018	USD	23,883,520	149,418	—
Nickel	50	11/2018	USD	3,768,300	—	(301,665)
Nickel	79	11/2018	USD	5,953,914	—	(600,381)
NY Harbor ULSD	93	10/2018	USD	9,173,241	877,988	—
NY Harbor ULSD	24	10/2018	USD	2,367,288	207,487	—
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Primary Aluminum	173	11/2018	USD	8,948,425	40,767	—
Primary Aluminum	52	11/2018	USD	2,689,700	—	(18,697)
RBOB Gasoline	75	10/2018	USD	6,569,955	571,869	—
RBOB Gasoline	60	10/2018	USD	5,255,964	513,350	—
Silver	80	12/2018	USD	5,884,800	—	(147,102)
Silver	124	12/2018	USD	9,121,440	—	(410,498)
Soybean	108	11/2018	USD	4,565,700	—	(487,519)
Soybean	204	11/2018	USD	8,624,100	—	(1,098,042)
Soybean Meal	29	12/2018	USD	896,100	—	(114,180)
Soybean Meal	141	12/2018	USD	4,356,900	—	(177,825)
Soybean Meal	89	12/2018	USD	2,750,100	—	(408,841)
Soybean Oil	7	12/2018	USD	121,758	1,356	—
Soybean Oil	377	12/2018	USD	6,557,538	—	(428,619)
Sugar #11	108	02/2019	USD	1,354,752	29,813	—
Sugar #11	460	02/2019	USD	5,770,240	—	(519,556)
Wheat	1	12/2018	USD	25,450	8	—
Wheat	172	12/2018	USD	4,377,400	—	(217,578)
Wheat	202	12/2018	USD	5,140,900	—	(450,202)
WTI Crude	206	10/2018	USD	15,089,500	1,466,048	—
WTI Crude	122	10/2018	USD	8,936,500	858,505	—
Zinc	39	11/2018	USD	2,579,850	162,940	—
Zinc	63	11/2018	USD	4,167,450	137,498	—
Total					7,266,562	(8,857,346)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude Put Options @ USD 55.00	(434)	11/2018	USD	(35,692,160)	39,898	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Coffee C	UBS	USD	4,802,344	125	110.00	11/09/2018	182,921	99,844
Coffee C	UBS	USD	2,228,288	58	110.00	11/09/2018	25,910	46,328
Corn	UBS	USD	4,631,250	260	375.00	11/23/2018	40,097	45,500
Gold 100 oz.	UBS	USD	24,038,000	200	1,300.00	01/28/2019	218,504	90,000
Soybean	UBS	USD	9,300,500	220	950.00	10/26/2018	157,422	12,375
Wheat	UBS	USD	4,453,750	175	560.00	11/23/2018	72,314	38,281
Total							697,168	332,328

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Gold 100 oz.	UBS	USD	35,886,000	300	1,175.00	11/27/2018	418,379	276,000

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Coffee C	UBS	USD	(4,456,575)	(116)	145.00	11/09/2018	(28,697)	(5,655)
Coffee C	UBS	USD	(4,802,344)	(125)	135.00	11/09/2018	(40,204)	(12,656)
Corn	UBS	USD	(4,631,250)	(260)	480.00	11/23/2018	(17,497)	(1,625)
Gold 100 oz.	UBS	USD	(24,038,000)	(200)	1,400.00	1/28/2019	(69,496)	(22,000)
Soybean	UBS	USD	(9,300,500)	(220)	1,050.00	10/26/2018	(34,340)	(2,750)
Wheat	UBS	USD	(8,907,500)	(350)	720.00	11/23/2018	(112,798)	(4,375)
Total							(303,032)	(49,061)

2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2018 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Gold 100 oz.	UBS	USD	(17,943,000)	(150)	1,200.00	11/27/2018	(346,433)	(297,000)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	170,829,166	635,113,208	(770,667,937)	35,274,437	(6,279)	(4,180)	1,604,788	35,270,909
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	139,689,675	—	—	—	139,689,675
U.S. Government & Agency Obligations	—	79,612,165	—	—	79,612,165
Options Purchased Calls	332,328	—	—	—	332,328
Options Purchased Puts	276,000	—	—	—	276,000
Money Market Funds	—	—	—	35,270,909	35,270,909
Total Investments in Securities	140,298,003	79,612,165	—	35,270,909	255,181,077
Investments in Derivatives
Asset
Futures Contracts	7,306,460	—	—	—	7,306,460
Liability
Futures Contracts	(8,857,346)	—	—	—	(8,857,346)
Options Contracts Written	(346,061)	—	—	—	(346,061)
Total	138,401,056	79,612,165	—	35,270,909	253,284,130
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 12.5%
Hotels, Restaurants & Leisure 1.8%
Marriott International, Inc., Class A	787,300	103,947,219
Household Durables 0.4%
PulteGroup, Inc.	950,500	23,543,885
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.(a)	51,200	102,553,600
Booking Holdings, Inc.(a)	36,200	71,820,800
Total		174,374,400
Media 1.9%
Comcast Corp., Class A	1,969,600	69,743,536
News Corp., Class A	2,046,000	26,986,740
Viacom, Inc., Class B	241,200	8,142,912
Total		104,873,188
Multiline Retail 1.2%
Kohl’s Corp.	946,000	70,524,300
Specialty Retail 2.6%
Best Buy Co., Inc.	1,126,500	89,399,040
Foot Locker, Inc.	1,195,500	60,946,590
Total		150,345,630
Textiles, Apparel & Luxury Goods 1.5%
Ralph Lauren Corp.	625,900	86,092,545
Total Consumer Discretionary		713,701,167
Consumer Staples 6.8%
Food & Staples Retailing 3.5%
Walgreens Boots Alliance, Inc.	1,503,100	109,575,990
Walmart, Inc.	956,300	89,806,133
Total		199,382,123
Food Products 0.7%
Tyson Foods, Inc., Class A	692,000	41,194,760
Household Products 1.3%
Kimberly-Clark Corp.	627,850	71,348,874
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.3%
Altria Group, Inc.	735,300	44,345,943
Philip Morris International, Inc.	379,900	30,977,046
Total		75,322,989
Total Consumer Staples		387,248,746
Energy 5.7%
Energy Equipment & Services 0.5%
National Oilwell Varco, Inc.	669,200	28,829,136
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.	219,100	26,791,548
ConocoPhillips	1,618,600	125,279,640
Marathon Petroleum Corp.	527,900	42,216,163
Valero Energy Corp.	895,100	101,817,625
Total		296,104,976
Total Energy		324,934,112
Financials 12.9%
Banks 5.9%
Citigroup, Inc.	1,814,000	130,136,360
Citizens Financial Group, Inc.	110,300	4,254,271
Fifth Third Bancorp	821,500	22,936,280
JPMorgan Chase & Co.	1,568,800	177,023,392
Total		334,350,303
Capital Markets 3.9%
BlackRock, Inc.	118,000	55,616,940
S&P Global, Inc.	512,800	100,195,992
T. Rowe Price Group, Inc.	630,200	68,805,236
Total		224,618,168
Consumer Finance 0.7%
Capital One Financial Corp.	402,900	38,247,297
Insurance 2.4%
Allstate Corp. (The)	900,800	88,908,960
Prudential Financial, Inc.	470,300	47,650,796
Total		136,559,756
Total Financials		733,775,524
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.1%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	226,500	31,485,765
Biogen, Inc.(a)	110,400	39,005,424
BioMarin Pharmaceutical, Inc.(a)	245,800	23,835,226
Gilead Sciences, Inc.	343,600	26,529,356
TESARO, Inc.(a)	99,500	3,881,495
Vertex Pharmaceuticals, Inc.(a)	171,600	33,074,184
Total		157,811,450
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	638,900	46,869,704
Baxter International, Inc.	1,123,500	86,610,615
Total		133,480,319
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	294,000	27,112,680
Express Scripts Holding Co.(a)	623,067	59,197,596
Humana, Inc.	152,200	51,522,744
WellCare Health Plans, Inc.(a)	82,287	26,372,160
Total		164,205,180
Pharmaceuticals 7.1%
Allergan PLC	68,000	12,952,640
Bristol-Myers Squibb Co.	1,577,700	97,943,616
Eli Lilly & Co.	1,158,200	124,286,442
Johnson & Johnson	188,600	26,058,862
Pfizer, Inc.	3,199,100	140,984,337
Total		402,225,897
Total Health Care		857,722,846
Industrials 9.7%
Aerospace & Defense 2.8%
Boeing Co. (The)	391,300	145,524,470
General Dynamics Corp.	50,000	10,236,000
Raytheon Co.	28,000	5,786,480
Total		161,546,950
Airlines 1.9%
Delta Air Lines, Inc.	1,825,350	105,559,991
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.6%
Acuity Brands, Inc.	295,600	46,468,320
AMETEK, Inc.	340,300	26,924,536
Emerson Electric Co.	255,100	19,535,558
Total		92,928,414
Industrial Conglomerates 0.7%
Honeywell International, Inc.	234,200	38,970,880
Machinery 0.6%
Illinois Tool Works, Inc.	131,300	18,529,056
Snap-On, Inc.	82,600	15,165,360
Total		33,694,416
Professional Services 0.1%
Nielsen Holdings PLC	99,700	2,757,702
Road & Rail 0.5%
Union Pacific Corp.	182,200	29,667,626
Trading Companies & Distributors 1.5%
W.W. Grainger, Inc.	240,300	85,885,623
Total Industrials		551,011,602
Information Technology 26.3%
Communications Equipment 3.0%
Cisco Systems, Inc.	2,893,300	140,759,045
F5 Networks, Inc.(a)	143,800	28,676,596
Total		169,435,641
Internet Software & Services 5.6%
Alphabet, Inc., Class A(a)	52,800	63,733,824
Facebook, Inc., Class A(a)	1,014,200	166,795,332
VeriSign, Inc.(a)	562,500	90,067,500
Total		320,596,656
IT Services 3.9%
MasterCard, Inc., Class A	673,400	149,905,574
Visa, Inc., Class A	461,900	69,326,571
Total		219,232,145

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	142,500	13,175,550
Broadcom, Inc.	189,200	46,681,316
QUALCOMM, Inc.	1,610,900	116,033,127
Texas Instruments, Inc.	63,500	6,812,915
Total		182,702,908
Software 6.6%
Adobe Systems, Inc.(a)	488,000	131,735,600
Microsoft Corp.	1,749,400	200,078,878
VMware, Inc., Class A(a)	292,300	45,616,338
Total		377,430,816
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.(b)	713,200	160,997,768
HP, Inc.	1,041,000	26,826,570
NetApp, Inc.	440,000	37,791,600
Total		225,615,938
Total Information Technology		1,495,014,104
Materials 2.3%
Chemicals 2.1%
Eastman Chemical Co.	262,600	25,136,072
LyondellBasell Industries NV, Class A	930,700	95,406,057
Total		120,542,129
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	577,000	8,031,840
Total Materials		128,573,969
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	208,100	30,236,930
Host Hotels & Resorts, Inc.	4,032,100	85,077,310
Simon Property Group, Inc.	178,900	31,620,575
Total		146,934,815
Total Real Estate		146,934,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	1,256,900	42,206,702
Verizon Communications, Inc.	1,018,100	54,356,359
Total		96,563,061
Total Telecommunication Services		96,563,061
Utilities 3.1%
Electric Utilities 0.3%
Entergy Corp.	211,600	17,167,108
Independent Power and Renewable Electricity Producers 1.6%
NRG Energy, Inc.	2,503,900	93,645,860
Multi-Utilities 1.2%
CenterPoint Energy, Inc.	1,353,300	37,418,745
Public Service Enterprise Group, Inc.	580,500	30,644,595
Total		68,063,340
Total Utilities		178,876,308
Total Common Stocks (Cost $4,383,927,396)		5,614,356,254

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(d)	79,005,074	78,997,173
Total Money Market Funds (Cost $78,997,173)		78,997,173
Total Investments in Securities (Cost: $4,462,924,569)		5,693,353,427
Other Assets & Liabilities, Net		(5,074,522)
Net Assets		5,688,278,905

At September 30, 2018, securities and/or cash totaling $5,553,204 were pledged as collateral.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	527	12/2018	USD	76,915,650	200,271	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	15,644,032	381,011,312	(317,650,270)	79,005,074	(9,162)	(111)	590,092	78,997,173
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	713,701,167	—	—	—	713,701,167
Consumer Staples	387,248,746	—	—	—	387,248,746
Energy	324,934,112	—	—	—	324,934,112
Financials	733,775,524	—	—	—	733,775,524
Health Care	857,722,846	—	—	—	857,722,846
Industrials	551,011,602	—	—	—	551,011,602
Information Technology	1,495,014,104	—	—	—	1,495,014,104
Materials	128,573,969	—	—	—	128,573,969
Real Estate	146,934,815	—	—	—	146,934,815
Telecommunication Services	96,563,061	—	—	—	96,563,061
Utilities	178,876,308	—	—	—	178,876,308
Total Common Stocks	5,614,356,254	—	—	—	5,614,356,254
Money Market Funds	—	—	—	78,997,173	78,997,173
Total Investments in Securities	5,614,356,254	—	—	78,997,173	5,693,353,427
Investments in Derivatives
Asset
Futures Contracts	200,271	—	—	—	200,271
Total	5,614,556,525	—	—	78,997,173	5,693,553,698
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	2,875,000	2,838,791
Series 2018-4 Class A
07/17/2023	3.300%	650,000	649,240
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	875,000	874,921
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.439%	1,950,000	1,945,170
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	3.498%	900,000	901,034
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	2,745,000	2,708,674
Series 2016-2A Class A
11/20/2022	2.720%	800,000	780,410
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.488%	1,850,000	1,849,018
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	10,377	10,374
Chesapeake Funding II LLC(a)
Series 2017-3A Class A1
08/15/2029	1.910%	491,217	486,259
Series 2018-2A Class A1
08/15/2030	3.230%	1,150,000	1,147,878
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	1,362,113	1,354,689
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	516,687	516,715
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	2,345,000	2,342,802
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	1,500,000	1,497,841
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% 04/15/2031	3.309%	1,850,000	1,837,500
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.889%	950,000	949,986
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.061%	1,300,000	1,296,951
Exeter Automobile Receivables Trust(a)
Series 2016-3A Class A
11/16/2020	1.840%	46,555	46,512
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	2,600,000	2,533,270
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	1,375,000	1,358,865
Series 2017-1 Class A1
05/15/2022	2.070%	1,650,000	1,623,600
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	265,665	265,008
Series 2017-2 Class A3
09/21/2020	2.020%	725,000	719,329
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	900,000	890,204
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	722,417	720,031
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	1,025,000	1,019,034
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	190,054	188,951
Series 2014-AA Class A
11/25/2026	1.770%	297,733	292,303
Series 2018-AA Class A
02/25/2032	3.540%	650,000	650,368
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	44,643	44,628
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	1,815,000	1,807,519
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	660,000	650,877
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	508,146	504,220
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.350%	2,150,000	2,147,295
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	183,718	179,177
Series 2016-1A Class A
12/20/2033	2.250%	451,087	436,510
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	797,986	791,516
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	196,558	196,163
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	247,377	244,046
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	925,000	912,137
Series 2018-1A Class A2
02/15/2023	3.220%	1,325,000	1,315,565
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	650,000	646,215
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	453,729	444,355
Series 2018-2A Class A
06/20/2035	3.500%	855,611	851,305
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	393,293	394,465
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	539,369	532,030
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	1,217,494	1,211,787
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2A Class A
05/20/2021	1.680%	2,000,000	1,985,942
Series 2017-1A Class A
09/20/2021	2.060%	875,000	867,074
Series 2017-2A Class A
12/20/2021	1.920%	475,000	468,825
Series 2018-1A Class A1A
09/20/2022	2.820%	525,000	521,279
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	1,003,293	996,951
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	2,600,000	2,570,551
Series 2018-A Class A3
04/17/2023	2.500%	1,025,000	1,011,478
Total Asset-Backed Securities — Non-Agency (Cost $56,459,907)			56,027,638

Commercial Mortgage-Backed Securities - Agency 1.7%

Federal Home Loan Mortgage Corp.
Series 20 K729 Class A2
10/25/2024	3.136%	700,000	692,417
Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	613,488	609,686
CMO Series 2013-12 Class A
10/16/2042	1.410%	1,264,811	1,230,398
CMO Series 2013-126 Class AB
04/16/2038	1.540%	738,220	714,008
CMO Series 2013-146 Class AH
08/16/2040	2.000%	634,205	623,004
CMO Series 2013-17 Class AH
10/16/2043	1.558%	661,918	635,647
CMO Series 2013-194 Class AB
05/16/2038	2.250%	429,104	420,503
CMO Series 2013-2 Class AB
12/16/2042	1.600%	402,688	391,795
CMO Series 2013-30 Class A
05/16/2042	1.500%	1,194,137	1,145,532
CMO Series 2013-32 Class AB
01/16/2042	1.900%	465,546	452,010
CMO Series 2013-33 Class A
07/16/2038	1.061%	1,375,984	1,317,881
CMO Series 2013-40 Class A
10/16/2041	1.511%	618,503	601,345

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-45 Class A
10/16/2040	1.450%	1,169,779	1,139,941
CMO Series 2013-50 Class AH
06/16/2039	2.100%	790,957	772,396
CMO Series 2013-57 Class A
06/16/2037	1.350%	1,506,131	1,460,778
CMO Series 2013-61 Class A
01/16/2043	1.450%	812,962	777,446
CMO Series 2013-73 Class AE
01/16/2039	1.350%	1,444,506	1,388,876
CMO Series 2013-78 Class AB
07/16/2039	1.624%	735,730	702,642
CMO Series 2014-24 Class BA
07/16/2038	2.100%	492,728	486,256
CMO Series 2014-47 Class AB
08/16/2040	2.250%	27,767	27,726
CMO Series 2014-64 Class A
02/16/2045	2.200%	485,849	478,944
CMO Series 2014-67 Class AE
05/16/2039	2.150%	280,663	276,491
CMO Series 2015-109 Class A
02/16/2040	2.528%	470,716	459,163
CMO Series 2015-21 Class A
11/16/2042	2.600%	612,217	605,706
CMO Series 2015-5 Class KA
11/16/2039	2.500%	369,767	360,728
CMO Series 2015-78 Class A
06/16/2040	2.918%	805,894	794,050
CMO Series 2015-85 Class AF
05/16/2044	2.400%	346,795	338,971
Total Commercial Mortgage-Backed Securities - Agency (Cost $19,555,834)			18,904,340

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,213,784	1,214,942
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,348,048	1,341,798
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,242,253	1,220,707
Series 2015-SFR2 Class A
10/17/2045	3.732%	736,491	734,026
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	181,590	182,878
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% 05/15/2035	3.500%	1,300,000	1,301,204
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	225,000	232,239
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	70,808	71,163
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	931,995	959,864
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% 07/17/2037	3.068%	1,599,935	1,599,216
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% 07/17/2037	3.168%	1,798,329	1,803,085
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	229,494	229,483
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	500,000	514,568
Series 2010-CNTR Class A2
08/05/2032	4.311%	497,768	507,596
Series 2011-C3 Class A4
02/15/2046	4.717%	645,600	665,637
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	442,340	455,409
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	946,255
Progress Residential Trust(a),(c)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,700,000	3,705,407
Progress Residential Trust(a)
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	661,914
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,389,052
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	1,139,702	1,108,911

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,715,293	1,681,028
Series 2012-C9 Class ASB
11/15/2045	2.445%	772,251	761,592
Series 2013-C15 Class A3
08/15/2046	3.881%	1,557,512	1,581,093
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $25,198,276)			24,869,067

Common Stocks 61.3%
Issuer	Shares	Value ($)
Consumer Discretionary 7.0%
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	59,785	10,001,433
Royal Caribbean Cruises Ltd.	41,965	5,452,932
Total		15,454,365
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.(d)	12,545	25,127,635
Expedia Group, Inc.	25,260	3,295,925
Total		28,423,560
Media 1.0%
Comcast Corp., Class A	325,009	11,508,568
Multiline Retail 0.2%
Dollar General Corp.	25,994	2,841,144
Specialty Retail 0.6%
AutoZone, Inc.(d)	3,724	2,888,707
Lowe’s Companies, Inc.	35,459	4,071,402
Total		6,960,109
Textiles, Apparel & Luxury Goods 1.3%
PVH Corp.	58,801	8,490,865
Tapestry, Inc.	113,305	5,695,842
Total		14,186,707
Total Consumer Discretionary		79,374,453
Consumer Staples 3.9%
Beverages 0.5%
Constellation Brands, Inc., Class A	24,575	5,298,861
Food & Staples Retailing 0.2%
SYSCO Corp.	29,410	2,154,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.9%
ConAgra Foods, Inc.	130,880	4,445,994
General Mills, Inc.	113,355	4,865,197
Mondelez International, Inc., Class A	281,890	12,109,994
Total		21,421,185
Tobacco 1.3%
Philip Morris International, Inc.	189,335	15,438,376
Total Consumer Staples		44,312,705
Energy 3.6%
Energy Equipment & Services 0.6%
Halliburton Co.	177,635	7,199,546
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	300,569	9,816,583
Chevron Corp.	120,856	14,778,272
EOG Resources, Inc.	73,638	9,394,000
Total		33,988,855
Total Energy		41,188,401
Financials 9.0%
Banks 4.9%
Citigroup, Inc.	218,214	15,654,672
JPMorgan Chase & Co.	175,595	19,814,140
U.S. Bancorp	148,945	7,865,785
Wells Fargo & Co.	236,805	12,446,471
Total		55,781,068
Capital Markets 1.1%
Bank of New York Mellon Corp. (The)	55,338	2,821,685
BlackRock, Inc.	11,513	5,426,422
Morgan Stanley	37,885	1,764,305
S&P Global, Inc.	10,570	2,065,272
Total		12,077,684
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(d)	89,892	19,246,776
Insurance 1.3%
American International Group, Inc.	144,835	7,711,015
Aon PLC	49,684	7,640,406
Total		15,351,421
Total Financials		102,456,949

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.1%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.(d)	44,315	6,160,228
Biogen, Inc.(d)	38,210	13,499,975
Vertex Pharmaceuticals, Inc.(d)	26,699	5,145,966
Total		24,806,169
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	85,059	6,239,928
Medtronic PLC	210,306	20,687,802
Total		26,927,730
Health Care Providers & Services 2.1%
Anthem, Inc.	43,230	11,847,181
CIGNA Corp.	22,835	4,755,389
CVS Health Corp.	90,535	7,126,915
Total		23,729,485
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	41,610	2,935,169
Pharmaceuticals 4.1%
Allergan PLC	50,835	9,683,051
Johnson & Johnson	135,196	18,680,031
Pfizer, Inc.	423,742	18,674,310
Total		47,037,392
Total Health Care		125,435,945
Industrials 5.1%
Aerospace & Defense 1.3%
General Dynamics Corp.	26,860	5,498,779
Lockheed Martin Corp.	25,140	8,697,435
Total		14,196,214
Air Freight & Logistics 0.9%
FedEx Corp.	42,913	10,333,021
Airlines 0.2%
Southwest Airlines Co.	40,751	2,544,900
Electrical Equipment 0.4%
Emerson Electric Co.	57,480	4,401,818
Industrial Conglomerates 1.5%
Honeywell International, Inc.	98,616	16,409,703
Machinery 0.8%
Common Stocks (continued)
Issuer	Shares	Value ($)
Caterpillar, Inc.	62,735	9,566,460
Total Industrials		57,452,116
Information Technology 16.5%
Communications Equipment 1.0%
Cisco Systems, Inc.	173,990	8,464,613
Palo Alto Networks, Inc.(d)	12,530	2,822,508
Total		11,287,121
Internet Software & Services 4.5%
Alphabet, Inc., Class A(d)	9,274	11,194,460
Alphabet, Inc., Class C(d)	14,733	17,583,393
eBay, Inc.(d)	118,805	3,922,941
Facebook, Inc., Class A(d)	112,495	18,500,928
Total		51,201,722
IT Services 2.9%
Fidelity National Information Services, Inc.	84,925	9,262,770
First Data Corp., Class A(d)	95,240	2,330,523
MasterCard, Inc., Class A	83,106	18,500,227
Total System Services, Inc.	26,691	2,635,469
Total		32,728,989
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc.	46,334	11,431,988
Microchip Technology, Inc.	32,475	2,562,602
Total		13,994,590
Software 3.5%
Activision Blizzard, Inc.	87,925	7,314,481
Microsoft Corp.	284,298	32,515,162
Total		39,829,643
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	167,017	37,702,418
Total Information Technology		186,744,483
Materials 1.4%
Chemicals 1.2%
DowDuPont, Inc.	140,063	9,007,452
Sherwin-Williams Co. (The)	10,933	4,976,811
Total		13,984,263

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Sealed Air Corp.	52,855	2,122,128
Total Materials		16,106,391
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	84,809	12,322,748
Equinix, Inc.	10,700	4,631,923
Total		16,954,671
Total Real Estate		16,954,671
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	283,750	9,528,325
Verizon Communications, Inc.	143,285	7,649,986
Total		17,178,311
Wireless Telecommunication Services 0.2%
T-Mobile U.S.A., Inc.(d)	23,195	1,627,825
Total Telecommunication Services		18,806,136
Utilities 0.5%
Electric Utilities 0.5%
American Electric Power Co., Inc.	72,775	5,158,292
Total Utilities		5,158,292
Total Common Stocks (Cost $551,235,441)		693,990,542

Corporate Bonds & Notes 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	17,000	18,778
01/15/2023	6.125%	13,000	13,074
12/01/2024	7.500%	21,000	22,132
03/15/2025	7.500%	5,000	5,168
L3 Technologies, Inc.
12/15/2026	3.850%	1,250,000	1,205,960
Lockheed Martin Corp.
05/15/2036	4.500%	1,000,000	1,039,072
Northrop Grumman Systems Corp.
02/15/2031	7.750%	635,000	839,094
TransDigm, Inc.
05/15/2025	6.500%	103,000	104,909
Total			3,248,187
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	26,000	24,394
Ford Motor Co.
12/08/2026	4.346%	1,300,000	1,224,579
Total			1,248,973
Banking 2.0%
Bank of America Corp.(e)
12/20/2028	3.419%	2,500,000	2,344,838
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	900,000	886,952
Barclays Bank PLC
05/15/2024	3.750%	1,000,000	983,885
BB&T Corp.(b)
3-month USD LIBOR + 0.530% 05/01/2019	2.873%	750,000	751,918
Capital One Financial Corp.
03/09/2027	3.750%	1,100,000	1,038,531
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,850,000	1,861,631
Discover Bank
09/13/2028	4.650%	1,025,000	1,026,765
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	2,400,000	2,329,834
HSBC Holdings PLC
05/25/2026	3.900%	1,400,000	1,356,270
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	3.496%	900,000	904,309
JPMorgan Chase & Co.
05/18/2023	2.700%	1,943,000	1,868,231
JPMorgan Chase & Co.(e)
01/23/2029	3.509%	554,000	524,305
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,198,645
PNC Bank NA
Subordinated
01/30/2023	2.950%	1,200,000	1,160,593
Regions Financial Corp.
08/14/2022	2.750%	900,000	867,452
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	2.761%	850,000	853,862
U.S. Bancorp
07/22/2026	2.375%	925,000	837,183

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	1,750,000	1,719,354
Total			22,514,558
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	35,000	35,015
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	62,000	63,273
05/15/2026	5.875%	29,000	29,132
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	27,000	27,918
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	51,000	47,005
Core & Main LP(a)
08/15/2025	6.125%	24,000	23,032
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,131
Total			213,491
Cable and Satellite 0.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	68,000	68,017
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	61,000	60,557
02/15/2026	5.750%	33,000	33,083
05/01/2027	5.125%	33,000	31,326
05/01/2027	5.875%	22,000	21,801
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	45,000	47,190
CSC Holdings LLC(a)
10/15/2025	6.625%	67,000	70,618
10/15/2025	10.875%	37,000	43,029
02/01/2028	5.375%	21,000	19,996
DISH DBS Corp.
11/15/2024	5.875%	32,000	28,715
07/01/2026	7.750%	80,000	75,576
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	13,000	13,135
NBCUniversal Media LLC
04/01/2041	5.950%	950,000	1,086,648
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	9,000	8,658
02/15/2025	6.625%	19,000	17,792
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	45,000	45,153
07/15/2026	5.375%	33,000	32,751
08/01/2027	5.000%	14,000	13,462
Sky PLC(a)
09/16/2024	3.750%	825,000	821,330
Time Warner Cable LLC
05/01/2037	6.550%	775,000	840,895
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	66,000	67,175
Virgin Media Finance PLC(a)
01/15/2025	5.750%	89,000	87,063
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	29,000	26,477
Ziggo BV(a)
01/15/2027	5.500%	58,000	54,312
Total			3,614,759
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	23,000	23,348
Angus Chemical Co.(a)
02/15/2023	8.750%	31,000	32,241
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	22,000	21,822
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	41,000	40,221
Celanese U.S. Holdings LLC
11/15/2022	4.625%	1,033,000	1,053,901
Chemours Co. (The)
05/15/2025	7.000%	21,000	22,309
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	344,296
Eastman Chemical Co.
03/15/2025	3.800%	600,000	592,719
INEOS Group Holdings SA(a)
08/01/2024	5.625%	33,000	32,405
Koppers, Inc.(a)
02/15/2025	6.000%	14,000	14,020
LYB International Finance BV
03/15/2044	4.875%	480,000	468,073
Olin Corp.
02/01/2030	5.000%	27,000	25,236
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	6,000	6,135
12/01/2025	5.875%	46,000	45,502

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(a)
11/15/2022	6.750%	48,000	49,924
12/15/2025	5.750%	23,000	22,829
Starfruit Finco BV/US Holdco LLC(a),(c)
10/01/2026	8.000%	27,000	27,335
WR Grace & Co.(a)
10/01/2021	5.125%	29,000	29,768
Total			2,852,084
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	775,000	762,392
H&E Equipment Services, Inc.
09/01/2025	5.625%	11,000	10,977
John Deere Capital Corp.
09/08/2022	2.150%	750,000	715,940
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	46,000	46,001
United Rentals North America, Inc.
09/15/2026	5.875%	38,000	39,051
05/15/2027	5.500%	33,000	32,688
01/15/2028	4.875%	13,000	12,217
Total			1,619,266
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2027	3.150%	925,000	886,807
APX Group, Inc.
12/01/2020	8.750%	20,000	20,002
12/01/2022	7.875%	31,000	31,614
09/01/2023	7.625%	16,000	14,796
frontdoor, Inc.(a)
08/15/2026	6.750%	8,000	8,235
Interval Acquisition Corp.
04/15/2023	5.625%	52,000	52,559
Total			1,014,013
Consumer Products 0.1%
Energizer Gamma Acquisition, Inc.(a)
07/15/2026	6.375%	8,000	8,268
Mattel, Inc.(a)
12/31/2025	6.750%	23,000	22,540
Prestige Brands, Inc.(a)
03/01/2024	6.375%	35,000	35,461
Procter & Gamble Co. (The)
11/03/2026	2.450%	525,000	485,447
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	52,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
07/15/2025	5.750%	53,000	53,600
Total			657,738
Diversified Manufacturing 0.1%
Apergy Corp.(a)
05/01/2026	6.375%	27,000	27,742
BWX Technologies, Inc.(a)
07/15/2026	5.375%	7,000	7,071
Gates Global LLC/Co.(a)
07/15/2022	6.000%	28,000	28,211
Stevens Holding Co., Inc.(a),(c)
10/01/2026	6.125%	6,000	6,100
TriMas Corp.(a)
10/15/2025	4.875%	23,000	22,076
United Technologies Corp.
08/16/2025	3.950%	785,000	781,902
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	21,725
Total			894,827
Electric 1.1%
AES Corp.
03/15/2023	4.500%	14,000	14,043
09/01/2027	5.125%	32,000	32,277
Arizona Public Service Co.
04/01/2042	4.500%	325,000	333,615
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	800,000	786,642
Calpine Corp.
01/15/2025	5.750%	19,000	16,827
Calpine Corp.(a)
06/01/2026	5.250%	15,000	13,899
Clearway Energy Operating LLC
08/15/2024	5.375%	66,000	66,491
Clearway Energy Operating LLC(a),(c)
10/15/2025	5.750%	20,000	20,175
CMS Energy Corp.
03/01/2024	3.875%	950,000	946,416
Commonwealth Edison Co.
08/15/2028	3.700%	875,000	872,256
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	563,930
Dominion Energy, Inc.
10/01/2025	3.900%	800,000	787,702
DTE Energy Co.
04/15/2033	6.375%	750,000	882,827

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	895,046
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	720,100
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	29,000	27,768
NRG Energy, Inc.
05/15/2026	7.250%	8,000	8,695
01/15/2027	6.625%	33,000	34,671
NRG Energy, Inc.(a)
01/15/2028	5.750%	12,000	12,115
Pacific Gas & Electric Co.
03/01/2037	5.800%	835,000	931,126
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	35,000	35,350
PPL Capital Funding, Inc.
06/01/2023	3.400%	850,000	834,216
Progress Energy, Inc.
03/01/2031	7.750%	690,000	904,349
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	620,524
Southern California Edison Co.
09/01/2040	4.500%	480,000	484,181
Southern Co. (The)
07/01/2046	4.400%	1,100,000	1,046,734
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	47,000	43,833
Vistra Energy Corp.
11/01/2024	7.625%	23,000	24,746
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	10,130
WEC Energy Group, Inc.
06/15/2025	3.550%	950,000	933,290
Total			12,903,974
Finance Companies 0.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	26,000	26,525
10/01/2023	5.125%	21,000	21,222
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,550,000	1,462,289
iStar, Inc.
04/01/2022	6.000%	27,000	27,256
Navient Corp.
06/15/2022	6.500%	12,000	12,458
01/25/2023	5.500%	53,000	52,876
10/25/2024	5.875%	7,000	6,845
06/15/2026	6.750%	32,000	31,578
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	4,000	4,054
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	30,000	30,072
Quicken Loans, Inc.(a)
05/01/2025	5.750%	50,000	50,079
Springleaf Finance Corp.
03/15/2023	5.625%	18,000	17,944
03/15/2025	6.875%	20,000	19,949
03/15/2026	7.125%	11,000	10,968
Total			1,774,115
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,350,000	1,375,417
B&G Foods, Inc.
04/01/2025	5.250%	28,000	26,722
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	979,656
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	17,000	15,449
Diageo Capital PLC
07/15/2020	4.828%	575,000	591,813
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	42,000	38,608
General Mills, Inc.
04/17/2025	4.000%	700,000	692,676
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	800,000	812,887
Molson Coors Brewing Co.
05/01/2042	5.000%	700,000	695,671
PepsiCo, Inc.
10/15/2027	3.000%	900,000	857,860
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	21,000	22,081
Post Holdings, Inc.(a)
08/15/2026	5.000%	48,000	45,464
03/01/2027	5.750%	76,000	74,670
01/15/2028	5.625%	15,000	14,457
Total			6,243,431
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	17,000	17,852
04/01/2026	6.375%	16,000	16,440
08/15/2026	6.000%	12,000	12,108
Eldorado Resorts, Inc.
04/01/2025	6.000%	31,000	31,487

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	13,000	13,162
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	19,000	19,291
06/01/2028	5.750%	17,000	17,528
International Game Technology PLC(a)
02/15/2022	6.250%	21,000	21,769
02/15/2025	6.500%	34,000	35,274
01/15/2027	6.250%	9,000	9,112
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
01/15/2028	4.500%	24,000	21,988
MGM Resorts International
03/15/2023	6.000%	54,000	55,893
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	25,000	24,100
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	13,000	12,996
Scientific Games International, Inc.
12/01/2022	10.000%	52,000	55,034
Scientific Games International, Inc.(a)
10/15/2025	5.000%	36,000	34,208
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	8,000	8,260
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	35,753	9,564
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	22,000	21,280
05/15/2027	5.250%	6,000	5,561
Total			442,907
Health Care 0.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	40,000	41,351
Amsurg Corp.
07/15/2022	5.625%	5,000	5,140
Becton Dickinson and Co.
06/06/2027	3.700%	1,275,000	1,218,656
Cardinal Health, Inc.
06/15/2027	3.410%	1,100,000	1,014,512
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	38,000	37,753
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	8,000	8,146
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	22,000	20,896
Covidien International Finance SA
06/15/2022	3.200%	700,000	693,436
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	900,000	919,385
DaVita, Inc.
07/15/2024	5.125%	15,000	14,547
05/01/2025	5.000%	18,000	17,255
Envision Healthcare Corp.(a)
12/01/2024	6.250%	17,000	18,275
Express Scripts Holding Co.
07/15/2046	4.800%	800,000	780,298
HCA, Inc.
03/15/2024	5.000%	44,000	45,105
04/15/2025	5.250%	89,000	91,726
02/15/2026	5.875%	30,000	31,247
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	18,000	17,611
Hologic, Inc.(a)
02/01/2028	4.625%	28,000	26,407
IQVIA, Inc.(a)
05/15/2023	4.875%	24,000	24,117
McKesson Corp.
02/16/2028	3.950%	800,000	771,874
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	43,000	44,572
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	20,000	20,694
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	27,000	27,811
Teleflex, Inc.
11/15/2027	4.625%	19,000	18,061
Tenet Healthcare Corp.
06/15/2023	6.750%	29,000	28,903
07/15/2024	4.625%	49,000	47,650
Total			5,985,428
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	925,000	910,028
Centene Corp.
02/15/2024	6.125%	43,000	45,155
01/15/2025	4.750%	27,000	26,940
Centene Corp.(a)
06/01/2026	5.375%	25,000	25,583
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	181,000	180,502
UnitedHealth Group, Inc.
01/15/2027	3.450%	1,150,000	1,124,906
WellCare Health Plans, Inc.
04/01/2025	5.250%	51,000	51,769

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	23,000	23,425
Total			2,388,308
Home Construction 0.0%
Lennar Corp.
12/15/2021	6.250%	36,000	37,801
11/15/2024	5.875%	27,000	28,069
Meritage Homes Corp.
06/01/2025	6.000%	31,000	31,364
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	46,000	45,282
Total			142,516
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	575,000	656,774
Callon Petroleum Co.
10/01/2024	6.125%	12,000	12,241
07/01/2026	6.375%	33,000	33,802
Canadian Natural Resources Ltd.
04/15/2024	3.800%	1,100,000	1,088,585
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	36,000	36,866
Centennial Resource Production LLC(a)
01/15/2026	5.375%	12,000	11,945
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	13,000	12,969
Chesapeake Energy Corp.
10/01/2026	7.500%	21,000	21,044
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	53,000	51,676
Diamondback Energy, Inc.
05/31/2025	5.375%	29,000	29,617
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	5,000	5,008
01/30/2028	5.750%	40,000	40,000
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	21,000	20,604
02/01/2026	5.625%	15,000	13,293
Halcon Resources Corp.
02/15/2025	6.750%	47,000	45,120
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	17,000	16,479
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	29,000	28,849
Laredo Petroleum, Inc.
03/15/2023	6.250%	42,000	42,078
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(a)
09/15/2026	5.875%	19,000	19,265
MEG Energy Corp.(a)
01/15/2025	6.500%	6,000	5,941
Noble Energy, Inc.
03/01/2041	6.000%	700,000	750,380
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	56,000	55,864
10/15/2027	5.625%	35,000	35,198
PDC Energy, Inc.
09/15/2024	6.125%	53,000	52,016
SM Energy Co.
09/15/2026	6.750%	46,000	47,849
01/15/2027	6.625%	11,000	11,365
Whiting Petroleum Corp.
01/15/2026	6.625%	22,000	22,863
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,000,000	963,817
WPX Energy, Inc.
01/15/2022	6.000%	11,000	11,404
09/15/2024	5.250%	30,000	30,170
06/01/2026	5.750%	12,000	12,177
Total			4,185,259
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	1,000,000	955,320
Cenovus Energy, Inc.
04/15/2027	4.250%	725,000	700,850
Suncor Energy, Inc.
12/01/2024	3.600%	750,000	742,443
Total			2,398,613
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	18,000	19,038
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	23,000	22,565
03/15/2026	5.625%	8,000	8,098
Viking Cruises Ltd.(a)
09/15/2027	5.875%	23,000	22,466
Total			72,167
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	850,000	826,634
Brighthouse Financial, Inc.
06/22/2027	3.700%	900,000	799,584

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	872,304
High Street Funding Trust I(a)
02/15/2028	4.111%	800,000	782,979
MetLife Global Funding I(a)
12/18/2026	3.450%	925,000	898,024
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	750,000	687,794
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	878,253
Total			5,745,572
Lodging 0.0%
Marriott Ownership Resorts, Inc./ILG LLC(a)
09/15/2026	6.500%	5,000	5,131
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/2033	6.550%	400,000	496,862
Discovery Communications LLC
06/01/2040	6.350%	600,000	660,654
Match Group, Inc.
06/01/2024	6.375%	42,000	44,254
Netflix, Inc.(a)
04/15/2028	4.875%	68,000	63,852
11/15/2028	5.875%	61,000	60,888
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	37,000	37,350
RELX Capital, Inc.
10/15/2022	3.125%	1,190,000	1,162,487
Thomson Reuters Corp.
05/23/2043	4.500%	700,000	651,311
Warner Media LLC
01/15/2026	3.875%	900,000	870,485
Total			4,048,143
Metals and Mining 0.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	25,000	26,427
Constellium NV(a)
05/15/2024	5.750%	49,000	48,725
02/15/2026	5.875%	19,000	18,613
Freeport-McMoRan, Inc.
11/14/2024	4.550%	72,000	69,986
03/15/2043	5.450%	59,000	53,831
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	21,000	21,844
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	11,000	11,320
01/15/2025	7.625%	43,000	44,465
Novelis Corp.(a)
09/30/2026	5.875%	54,000	52,816
Teck Resources Ltd.(a)
06/01/2024	8.500%	30,000	32,830
Teck Resources Ltd.
07/15/2041	6.250%	71,000	74,545
Total			455,402
Midstream 0.6%
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	27,000	27,182
DCP Midstream Operating LP
07/15/2025	5.375%	16,000	16,310
04/01/2044	5.600%	14,000	13,418
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	31,000	31,199
Energy Transfer Equity LP
06/01/2027	5.500%	103,000	106,815
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	660,405
Enterprise Products Operating LLC
02/01/2041	5.950%	525,000	608,548
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	59,000	60,502
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,217,977
MPLX LP
03/01/2027	4.125%	890,000	866,746
NGPL PipeCo LLC(a)
08/15/2022	4.375%	10,000	10,092
08/15/2027	4.875%	13,000	12,937
12/15/2037	7.768%	8,000	9,806
NuStar Logistics LP
04/28/2027	5.625%	13,000	12,857
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	775,000	859,099
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	25,000	25,364
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	365,330
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	11,000	10,897
02/15/2026	5.500%	30,000	28,966

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,277
01/15/2028	5.500%	25,000	25,263
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	9,000	9,281
01/15/2028	5.000%	77,000	75,101
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	44,000	44,003
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	22,000	20,736
Western Gas Partners LP
08/15/2048	5.500%	700,000	663,172
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,013,000	992,213
Total			6,788,496
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	900,000	909,740
Sempra Energy
11/15/2025	3.750%	1,100,000	1,073,167
Total			1,982,907
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	700,000	678,103
Oil Field Services 0.0%
Calfrac Holdings LP(a)
06/15/2026	8.500%	10,000	9,330
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	13,000	13,518
Nabors Industries, Inc.
01/15/2023	5.500%	7,000	6,900
Nabors Industries, Inc.(a)
02/01/2025	5.750%	48,000	46,057
Rowan Companies, Inc.
01/15/2024	4.750%	18,000	16,060
SESI LLC
09/15/2024	7.750%	33,000	33,659
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	12,000	12,133
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	6,000	6,099
Transocean, Inc.(a)
01/15/2026	7.500%	9,000	9,290
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	21,000	21,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2021	7.750%	12,000	11,788
06/15/2023	8.250%	11,000	10,393
02/15/2024	9.875%	9,000	8,819
Total			205,729
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	23,000	23,619
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	29,000	28,253
WeWork Companies, Inc.(a)
05/01/2025	7.875%	8,000	7,765
Total			36,018
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	19,000	19,356
03/15/2027	5.375%	48,000	49,169
Total			68,525
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	62,000	64,837
02/15/2025	6.000%	43,000	42,208
Berry Global, Inc.
10/15/2022	6.000%	24,000	24,697
07/15/2023	5.125%	36,000	36,214
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	23,000	22,702
Multi-Color Corp.(a)
11/01/2025	4.875%	29,000	27,120
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	28,104	28,169
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	55,000	55,892
Total			301,839
Pharmaceuticals 0.3%
AbbVie, Inc.
05/14/2021	2.300%	775,000	754,038
Allergan Funding SCS
03/15/2035	4.550%	900,000	872,972
Amgen, Inc.
03/15/2040	5.750%	390,000	439,212

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	15,000	14,968
03/15/2024	7.000%	19,000	20,087
04/15/2025	6.125%	93,000	88,538
11/01/2025	5.500%	16,000	16,004
04/01/2026	9.250%	13,000	14,035
01/31/2027	8.500%	9,000	9,452
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	19,000	18,279
Gilead Sciences, Inc.
02/01/2025	3.500%	1,000,000	981,498
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	51,000	51,347
Roche Holdings, Inc.(a)
09/30/2024	3.350%	510,000	504,835
Total			3,785,265
Property & Casualty 0.3%
Berkshire Hathaway, Inc.
03/15/2026	3.125%	750,000	722,261
CNA Financial Corp.
03/01/2026	4.500%	675,000	682,159
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	1,000,000	1,049,356
HUB International Ltd.(a)
05/01/2026	7.000%	23,000	23,015
Loews Corp.
04/01/2026	3.750%	850,000	841,063
Transatlantic Holdings, Inc.
11/30/2039	8.000%	450,000	614,426
Total			3,932,280
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	640,000	606,764
Union Pacific Corp.
09/15/2037	3.600%	715,000	656,405
Total			1,263,169
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	395,000	463,700
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	44,000	44,048
10/15/2025	5.000%	10,000	9,582
IRB Holding Corp.(a)
02/15/2026	6.750%	19,000	18,622
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	36,000	35,883
Total			108,135
Retail REIT 0.2%
Kimco Realty Corp.
10/01/2026	2.800%	1,200,000	1,070,125
Simon Property Group LP
02/01/2040	6.750%	675,000	871,605
Total			1,941,730
Retailers 0.1%
Hanesbrands, Inc.(a)
05/15/2024	4.625%	22,000	21,406
L Brands, Inc.
11/01/2035	6.875%	16,000	13,574
Lowe’s Companies, Inc.
04/15/2026	2.500%	850,000	781,691
Party City Holdings, Inc.(a)
08/01/2026	6.625%	8,000	8,092
Penske Automotive Group, Inc.
12/01/2024	5.375%	10,000	9,800
Target Corp.
04/15/2026	2.500%	750,000	693,425
Total			1,527,988
Supermarkets 0.1%
Kroger Co. (The)
01/15/2048	4.650%	985,000	931,078
Technology 0.4%
Apple, Inc.
02/09/2024	3.000%	1,300,000	1,273,712
Ascend Learning LLC(a)
08/01/2025	6.875%	17,000	17,150
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	900,000	847,298
Camelot Finance SA(a)
10/15/2024	7.875%	32,000	31,851
CDK Global, Inc.
06/01/2027	4.875%	29,000	28,277
Equinix, Inc.
01/15/2026	5.875%	55,000	56,459
05/15/2027	5.375%	32,000	32,061
First Data Corp.(a)
08/15/2023	5.375%	37,000	37,628
12/01/2023	7.000%	66,000	68,726

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(a)
04/01/2025	5.125%	55,000	55,322
Informatica LLC(a)
07/15/2023	7.125%	28,000	28,704
Microsoft Corp.
02/06/2024	2.875%	1,000,000	977,528
NCR Corp.
12/15/2023	6.375%	21,000	21,396
Oracle Corp.
04/15/2038	6.500%	750,000	962,280
PTC, Inc.
05/15/2024	6.000%	49,000	51,268
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	37,000	35,498
Refinitiv US Holdings, Inc.(a),(c)
05/15/2026	6.250%	11,000	11,040
11/15/2026	8.250%	44,000	43,729
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	21,000	22,166
Symantec Corp.(a)
04/15/2025	5.000%	54,000	53,412
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	33,000	32,092
Verscend Escrow Corp.(a)
08/15/2026	9.750%	13,000	13,419
Total			4,701,016
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	2,000	1,991
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	42,000	39,372
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	500,000	621,839
Hertz Corp. (The)(a)
06/01/2022	7.625%	29,000	28,623
Total			691,825
Wireless 0.2%
Altice France SA(a)
05/01/2026	7.375%	103,000	102,990
02/01/2027	8.125%	19,000	19,582
American Tower Corp.
07/15/2027	3.550%	775,000	724,379
Rogers Communications, Inc.
11/15/2026	2.900%	750,000	688,692
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%	68,000	67,285
Sprint Communications, Inc.(a)
03/01/2020	7.000%	30,000	31,151
Sprint Corp.
02/15/2025	7.625%	102,000	108,239
03/01/2026	7.625%	21,000	22,226
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	82,000	85,910
02/01/2026	4.500%	15,000	14,286
02/01/2028	4.750%	18,000	16,920
Wind Tre SpA(a)
01/20/2026	5.000%	53,000	45,550
Total			1,927,210
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	1,350,000	1,443,699
CenturyLink, Inc.
03/15/2022	5.800%	19,000	19,328
04/01/2024	7.500%	31,000	33,064
04/01/2025	5.625%	23,000	22,451
Deutsche Telekom International Finance BV(a)
06/21/2028	4.375%	900,000	896,608
Frontier Communications Corp.
09/15/2022	10.500%	8,000	7,087
01/15/2025	6.875%	21,000	12,839
09/15/2025	11.000%	15,000	11,690
Frontier Communications Corp.(a)
04/01/2026	8.500%	14,000	13,242
Level 3 Financing, Inc.
02/01/2023	5.625%	19,000	19,195
01/15/2024	5.375%	10,000	10,013
03/15/2026	5.250%	16,000	15,759
Orange SA
07/08/2019	5.375%	875,000	891,329
Telecom Italia Capital SA
09/30/2034	6.000%	40,000	38,116
Telecom Italia SpA(a)
05/30/2024	5.303%	18,000	17,520
Telefonica Emisiones SAU
06/20/2036	7.045%	550,000	662,070
Verizon Communications, Inc.
08/10/2033	4.500%	1,400,000	1,388,839

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	54,000	53,975
Total			5,556,824
Total Corporate Bonds & Notes (Cost $124,001,925)			121,619,333

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	168,620	10,805,170
Total Exchange-Traded Funds (Cost $11,306,141)		10,805,170

Foreign Government Obligations(f) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
Province of Ontario
05/21/2020	1.875%	1,825,000	1,791,747
Province of Quebec
07/29/2020	3.500%	1,700,000	1,714,973
Total			3,506,720
Mexico 0.2%
Petroleos Mexicanos
03/13/2027	6.500%	1,700,000	1,733,638
Total Foreign Government Obligations (Cost $5,289,521)			5,240,358

Inflation-Indexed Bonds 0.6%

United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	7,434,878	7,225,192
Total Inflation-Indexed Bonds (Cost $7,231,651)			7,225,192

Residential Mortgage-Backed Securities - Agency 7.4%

Federal Home Loan Mortgage Corp.
10/01/2018- 05/01/2041	5.000%	891,070	945,672
01/01/2030- 04/01/2046	3.500%	15,820,202	15,677,815
04/01/2032- 06/01/2037	6.000%	258,005	282,731
04/01/2032	7.000%	41,190	45,155
05/01/2032- 07/01/2032	6.500%	355,985	393,817
02/01/2038	5.500%	422,572	455,553
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2039- 08/01/2041	4.500%	2,457,221	2,562,302
07/01/2043	3.000%	2,179,866	2,103,814
01/01/2045- 12/01/2045	4.000%	7,050,812	7,135,058
Federal Home Loan Mortgage Corp.(c)
10/11/2048	3.500%	3,575,000	3,518,582
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	71,955	77,946
03/01/2026- 12/01/2032	7.000%	516,029	536,596
04/01/2026- 01/01/2048	3.500%	18,067,601	18,027,304
11/01/2026- 03/01/2048	4.000%	9,992,243	10,112,907
08/01/2028- 09/01/2032	6.500%	148,150	162,865
04/01/2031- 10/01/2046	3.000%	2,130,837	2,084,589
02/01/2038- 03/01/2038	5.500%	286,116	307,457
Federal National Mortgage Association(c)
10/16/2033	4.000%	5,300,000	5,405,793
10/11/2048	4.500%	13,500,000	13,925,647
Federal National Mortgage Association(g)
10/01/2040	4.500%	433,147	450,750
Total Residential Mortgage-Backed Securities - Agency (Cost $85,895,010)			84,212,353

Residential Mortgage-Backed Securities - Non-Agency 2.4%

Angel Oak Mortgage Trust I LLC(a),(h)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,430,168	1,425,020
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	236,881	234,925
Arroyo Mortgage Trust(a),(h)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,671,239	1,659,445
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	527,309	529,001
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.022%	1,455,000	1,457,074
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	76,609	76,610

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	1,250,000	1,247,394
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	218,128	217,300
CMO Series 2017-1 Class A1
05/27/2047	2.614%	472,967	458,960
CMO Series 2018-2 Class A1
07/27/2048	3.470%	709,853	707,362
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	454,841	444,946
CMO Series 2018-3A Class A3
08/25/2058	3.963%	900,000	900,572
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,087,189	1,081,897
MFA Trust(a),(h)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	895,804	877,614
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	2,475,000	2,450,518
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	94,275	94,078
CMO Series 2016-1 Class A1
04/25/2057	2.500%	566,842	552,925
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	452,133	450,074
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	650,868	653,635
Starwood Mortgage Residential Trust(a),(h)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	954,972	952,000
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	698,232	694,654
CMO Series 2015-4 Class A1
04/25/2055	3.500%	470,174	468,042
CMO Series 2015-6 Class A1
04/25/2055	3.500%	794,271	789,531
CMO Series 2016-1 Class A1
02/25/2055	3.500%	689,639	686,146
CMO Series 2016-2 Class A1
08/25/2055	3.000%	894,709	877,466
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-3 Class A1
04/25/2056	2.250%	452,071	441,051
CMO Series 2017-1 Class A1
10/25/2056	2.750%	566,033	553,807
CMO Series 2017-4 Class A1
06/25/2057	2.750%	945,208	919,427
Towd Point Mortgage Trust(a),(h)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	651,562	639,228
CMO Series 2018-5 Class A1
08/25/2058	3.250%	1,300,000	1,272,933
Vericrest Opportunity Loan Transferee LXX LLC(a),(h)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	850,000	849,999
Verus Securitization Trust(a),(h)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	384,687	381,736
CMO Series 2018-2 Class A3
06/01/2058	3.830%	2,053,981	2,046,093
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $27,399,562)			27,091,463

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/AzkoNobel(b),(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 09/20/2025		18,000	18,069
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.133%	26,322	20,386
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(i),(j)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/21/2026		4,859	4,883
Term Loan
3-month USD LIBOR + 3.750% 09/19/2025		10,225	10,308
Total			15,191

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(j)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.104%	6,825	6,857
Property & Casualty 0.0%
Hub International Ltd.(b),(j)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	6,983	6,995
Technology 0.0%
Ascend Learning LLC(b),(j)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.242%	4,950	4,951
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(j)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.742%	14,776	14,846
Hyland Software, Inc.(b),(j)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.492%	8,191	8,239
Misys Ltd./Almonde/Tahoe(b),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.886%	18,339	18,345
Refinitiv/Thompson Reuter(a),(b),(i),(j)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.066%	55,849	55,702
Total			102,083
Total Senior Loans (Cost $175,062)			169,581

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.000% 09/25/2020	2.216%	10,840,000	10,839,187
Total U.S. Government & Agency Obligations (Cost $10,840,825)			10,839,187

U.S. Treasury Obligations 1.9%

U.S. Treasury
02/15/2045	2.500%	24,400,000	21,370,177
Total U.S. Treasury Obligations (Cost $21,950,946)			21,370,177

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(k),(l)	74,936,223	74,928,729
Total Money Market Funds (Cost $74,932,562)		74,928,729
Total Investments in Securities (Cost: $1,021,472,663)		1,157,293,130
Other Assets & Liabilities, Net		(24,712,137)
Net Assets		1,132,580,993

At September 30, 2018, securities and/or cash totaling $306,342 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	97	12/2018	USD	11,589,860	—	(150,999)
U.S. Treasury 5-Year Note	40	12/2018	USD	4,512,304	—	(39,451)
U.S. Ultra Bond	33	12/2018	USD	5,119,596	—	(57,600)
Total					—	(248,050)
18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $102,963,975, which represents 9.09% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Non-income producing investment.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(i)	Represents a security purchased on a forward commitment basis.
(j)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	70,426,566	244,919,237	(240,409,580)	74,936,223	(1,190)	(4,762)	828,010	74,928,729
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	56,027,638	—	—	56,027,638
Commercial Mortgage-Backed Securities - Agency	—	18,904,340	—	—	18,904,340
Commercial Mortgage-Backed Securities - Non-Agency	—	24,869,067	—	—	24,869,067
Common Stocks
Consumer Discretionary	79,374,453	—	—	—	79,374,453
Consumer Staples	44,312,705	—	—	—	44,312,705
Energy	41,188,401	—	—	—	41,188,401
Financials	102,456,949	—	—	—	102,456,949
Health Care	125,435,945	—	—	—	125,435,945
Industrials	57,452,116	—	—	—	57,452,116
Information Technology	186,744,483	—	—	—	186,744,483
Materials	16,106,391	—	—	—	16,106,391
Real Estate	16,954,671	—	—	—	16,954,671
Telecommunication Services	18,806,136	—	—	—	18,806,136
Utilities	5,158,292	—	—	—	5,158,292
Total Common Stocks	693,990,542	—	—	—	693,990,542
Corporate Bonds & Notes	—	121,619,333	—	—	121,619,333
Exchange-Traded Funds	10,805,170	—	—	—	10,805,170
Foreign Government Obligations	—	5,240,358	—	—	5,240,358
Inflation-Indexed Bonds	—	7,225,192	—	—	7,225,192
20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	84,212,353	—	—	84,212,353
Residential Mortgage-Backed Securities - Non-Agency	—	27,091,463	—	—	27,091,463
Senior Loans	—	169,581	—	—	169,581
U.S. Government & Agency Obligations	—	10,839,187	—	—	10,839,187
U.S. Treasury Obligations	21,370,177	—	—	—	21,370,177
Money Market Funds	—	—	—	74,928,729	74,928,729
Total Investments in Securities	726,165,889	356,198,512	—	74,928,729	1,157,293,130
Investments in Derivatives
Liability
Futures Contracts	(248,050)	—	—	—	(248,050)
Total	725,917,839	356,198,512	—	74,928,729	1,157,045,080
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
9,720	—	—	9,720
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2018	21

Portfolio of Investments
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 9.4%
Auto Components 3.2%
American Axle & Manufacturing Holdings, Inc.(a)	75,000	1,308,000
Motorcar Parts of America, Inc.(a)	78,500	1,840,825
Total		3,148,825
Hotels, Restaurants & Leisure 3.4%
Red Robin Gourmet Burgers, Inc.(a)	16,700	670,505
Texas Roadhouse, Inc.	40,000	2,771,600
Total		3,442,105
Household Durables 2.8%
Lennar Corp., Class A	38,000	1,774,220
William Lyon Homes, Inc., Class A(a)	67,500	1,072,575
Total		2,846,795
Total Consumer Discretionary		9,437,725
Consumer Staples 1.8%
Food Products 1.8%
Nomad Foods Ltd.(a)	90,000	1,823,400
Total Consumer Staples		1,823,400
Energy 4.1%
Energy Equipment & Services 4.1%
Exterran Corp.(a)	62,000	1,644,860
Superior Energy Services, Inc.(a)	126,000	1,227,240
Tetra Technologies, Inc.(a)	270,000	1,217,700
Total		4,089,800
Total Energy		4,089,800
Financials 22.8%
Banks 2.3%
Opus Bank	84,667	2,319,876
Insurance 11.5%
Aspen Insurance Holdings Ltd.	59,700	2,495,460
Hanover Insurance Group, Inc. (The)	22,000	2,714,140
Lincoln National Corp.	42,500	2,875,550
National General Holdings Corp.	128,000	3,435,520
Total		11,520,670
Mortgage Real Estate Investment Trusts (REITS) 3.2%
Ladder Capital Corp., Class A	192,269	3,257,037
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.8%
Axos Financial, Inc.(a)	82,879	2,850,209
Radian Group, Inc.	143,300	2,962,011
Total		5,812,220
Total Financials		22,909,803
Health Care 12.0%
Biotechnology 3.8%
Ligand Pharmaceuticals, Inc.(a)	14,000	3,842,860
Health Care Equipment & Supplies 1.3%
Dentsply Sirona, Inc.	33,500	1,264,290
Health Care Providers & Services 4.0%
WellCare Health Plans, Inc.(a)	12,400	3,974,076
Pharmaceuticals 2.9%
Amneal Pharmaceuticals, Inc.(a)	131,200	2,911,328
Total Health Care		11,992,554
Industrials 12.6%
Aerospace & Defense 3.0%
Cubic Corp.	41,000	2,995,050
Airlines 2.9%
Spirit Airlines, Inc.(a)	62,000	2,912,140
Commercial Services & Supplies 3.3%
Waste Connections, Inc.	42,000	3,350,340
Construction & Engineering 1.7%
Granite Construction, Inc.	36,970	1,689,529
Road & Rail 1.7%
Knight-Swift Transportation Holdings, Inc.	48,240	1,663,315
Total Industrials		12,610,374
Information Technology 21.5%
Communications Equipment 6.9%
Calix, Inc.(a)	234,428	1,898,867
Extreme Networks, Inc.(a)	237,800	1,303,144
Viavi Solutions, Inc.(a)	328,200	3,721,788
Total		6,923,799
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.3%
Belden, Inc.	21,000	1,499,610
Orbotech Ltd.(a)	29,500	1,753,480
Total		3,253,090
IT Services 6.5%
CACI International, Inc., Class A(a)	19,500	3,590,925
EPAM Systems, Inc.(a)	21,088	2,903,817
Total		6,494,742
Semiconductors & Semiconductor Equipment 1.5%
MACOM Technology Solutions Holdings, Inc.(a)	73,700	1,518,220
Technology Hardware, Storage & Peripherals 3.3%
Electronics for Imaging, Inc.(a)	97,900	3,336,432
Total Information Technology		21,526,283
Materials 8.6%
Chemicals 2.7%
Minerals Technologies, Inc.	40,000	2,704,000
Construction Materials 1.5%
Summit Materials, Inc., Class A(a)	80,000	1,454,400
Containers & Packaging 2.5%
Owens-Illinois, Inc.(a)	135,000	2,536,650
Metals & Mining 1.9%
Warrior Met Coal, Inc.	70,000	1,892,800
Total Materials		8,587,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Gaming and Leisure Properties, Inc.	56,300	1,984,575
Total Real Estate		1,984,575
Telecommunication Services 3.9%
Wireless Telecommunication Services 3.9%
Telephone & Data Systems, Inc.	130,500	3,971,115
Total Telecommunication Services		3,971,115
Total Common Stocks (Cost $74,975,879)		98,933,479

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	1,412,592	1,412,451
Total Money Market Funds (Cost $1,412,451)		1,412,451
Total Investments in Securities (Cost: $76,388,330)		100,345,930
Other Assets & Liabilities, Net		(139,698)
Net Assets		100,206,232

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	573,782	11,610,822	(10,772,012)	1,412,592	(109)	(32)	15,204	1,412,451
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	9,437,725	—	—	—	9,437,725
Consumer Staples	1,823,400	—	—	—	1,823,400
Energy	4,089,800	—	—	—	4,089,800
Financials	22,909,803	—	—	—	22,909,803
Health Care	11,992,554	—	—	—	11,992,554
Industrials	12,610,374	—	—	—	12,610,374
Information Technology	21,526,283	—	—	—	21,526,283
Materials	8,587,850	—	—	—	8,587,850
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	1,984,575	—	—	—	1,984,575
Telecommunication Services	3,971,115	—	—	—	3,971,115
Total Common Stocks	98,933,479	—	—	—	98,933,479
Money Market Funds	—	—	—	1,412,451	1,412,451
Total Investments in Securities	98,933,479	—	—	1,412,451	100,345,930
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.5%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,017,400	5,921,268
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	13,487,271
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,015,685	7,648,105
Total Alternative Strategies Funds (Cost $30,745,304)		27,056,644

Equity Funds 25.8%

Global Real Estate 0.6%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	752,773	6,443,736
International 9.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	217,562	3,957,453
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	973,932	14,365,506
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	2,344,948	26,239,982
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	1,106,822	11,754,446
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,825,253	31,925,362
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	1,079,682	11,908,892
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	197,830	1,034,649
Total		101,186,290
U.S. Large Cap 11.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	382,826	9,034,697
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	355,260	19,326,129
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	1,044,831
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	57,920	1,130,022
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	941,595	10,140,974
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	96,534	2,478,984
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	332,482	10,739,183
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	350,026	10,868,313
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	739,950	16,449,092
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	905,780	23,015,856
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	516,520	16,745,581
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	176,089	4,146,896
Total		125,120,558
U.S. Mid Cap 1.5%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	414,712	11,570,461
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	150,867	4,053,806
Total		15,624,267
U.S. Small Cap 2.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	12,003,861
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	10,673,841
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	6,436,825
Total		29,114,527
Total Equity Funds (Cost $227,883,438)		277,489,378

Fixed-Income Funds 65.4%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	489,628	4,573,127
High Yield 0.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	662,848	4,805,649
Investment Grade 64.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	21,667,320	216,023,179
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,228,890	20,639,517
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,285,801	21,463,668
Variable Portfolio – Conservative Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,663,928	26,612,635
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	17,068,115	181,434,062
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	7,882,548	80,638,470
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	4,651,195	46,186,369
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	9,214,116	95,458,245
Total		688,456,145
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,153,227	4,682,102
Total Fixed-Income Funds (Cost $731,745,054)		702,517,023

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(c)	42,112,779	42,108,568
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%(a),(c)	20,698,479	20,698,479
Total Money Market Funds (Cost $62,809,459)		62,807,047
Total Investments in Securities (Cost: $1,053,183,255)		1,069,870,092
Other Assets & Liabilities, Net		4,044,412
Net Assets		1,073,914,504

At September 30, 2018, securities and/or cash totaling $3,940,584 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	102	12/2018	USD	21,521,546	4,588	—
U.S. Ultra Bond	242	12/2018	USD	37,543,703	—	(1,312,602)
Total					4,588	(1,312,602)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(477)	12/2018	EUR	(16,155,990)	—	(341,091)
FTSE 100 Index	(28)	12/2018	GBP	(2,096,220)	—	(83,957)
MSCI Emerging Markets Index	(75)	12/2018	USD	(3,936,375)	—	(110,919)
Russell 2000 E-mini	(206)	12/2018	USD	(17,518,240)	287,889	—
S&P 500 E-mini	(13)	12/2018	USD	(1,897,350)	10,508	—
S&P/TSX 60 Index	(36)	12/2018	CAD	(6,842,160)	45,740	—
SPI 200 Index	(48)	12/2018	AUD	(7,432,800)	—	(7,286)
TOPIX Index	(36)	12/2018	JPY	(654,300,000)	—	(448,837)
Total					344,137	(992,090)
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	43,546,827	33,934,542	(35,368,590)	42,112,779	—	(1,735)	(2,824)	603,333	42,108,568
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	3,028,963	2,761	(2,014,324)	1,017,400	—	(1,061,131)	433,771	16,401	5,921,268
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,012,382	12,488	(642,044)	382,826	—	5,655,460	(4,679,843)	—	9,034,697
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	448,810	33,542	(127,092)	355,260	—	1,693,883	489,331	—	19,326,129
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,439,410	—	—	1,439,410	—	—	(374,246)	—	13,487,271
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	39,517	—	—	39,517	—	—	45,049	—	1,044,831
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	471,865	17,763	—	489,628	—	—	(385,473)	169,175	4,573,127
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	482,591	24,861	(289,890)	217,562	—	1,778,852	(2,799,202)	43,417	3,957,453
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%
	8,759,994	11,938,485	—	20,698,479	—	—	—	146,277	20,698,479
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	629,490	33,358	—	662,848	—	—	(188,137)	234,844	4,805,649
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	24,729,582	820,993	(3,883,255)	21,667,320	1,668,248	(621,922)	(8,329,084)	5,399,433	216,023,179
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	45,334	12,586	—	57,920	—	—	145,729	—	1,130,022
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,235,107	50,076	(1,056,293)	2,228,890	—	(1,425,869)	918,884	460,704	20,639,517
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,196,374	487,544	(398,117)	2,285,801	597,541	75,731	(2,677,106)	675,757	21,463,668
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	762,999	210,933	—	973,932	—	—	(774,167)	328,459	14,365,506
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	941,595	—	941,595	—	—	461,974	—	10,140,974
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	87,515	9,019	—	96,534	—	—	78,004	—	2,478,984
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	1,113,416	39,811	—	1,153,227	—	—	(133,212)	161,234	4,682,102
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,696	—	—	481,696	—	—	915,221	—	12,003,861
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	4,392,094	207,705	(1,935,871)	2,663,928	28,714	(580,718)	(654,582)	945,794	26,612,635
Variable Portfolio – Conservative Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	19,061,971	727,069	(2,720,925)	17,068,115	1,174,520	(812,952)	(8,452,112)	5,421,981	181,434,062
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	2,247,442	97,506	—	2,344,948	66,438	—	(1,654,945)	589,980	26,239,982
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,015,685	—	—	1,015,685	—	—	(213,294)	—	7,648,105
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	732,643	20,130	—	752,773	50,237	—	(56,397)	119,860	6,443,736
CTIVP SM – DFA International Value Fund, Class 1 Shares
	1,029,733	77,089	—	1,106,822	51,861	—	(900,843)	333,105	11,754,446
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	3,129,136	114,674	(418,557)	2,825,253	107,469	950,511	(2,865,512)	754,950	31,925,362
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	325,155	7,327	—	332,482	—	—	1,020,155	—	10,739,183
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	204,681	145,345	—	350,026	—	—	950,524	—	10,868,313
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	729,272	10,678	—	739,950	—	—	1,289,102	—	16,449,092
CTIVP SM – MFS® Value Fund, Class 1 Shares
	1,300,591	8,985	(403,796)	905,780	—	3,563,307	(3,065,897)	—	23,015,856
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	377,357	139,163	—	516,520	—	—	2,005,526	—	16,745,581
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	988,225	91,457	—	1,079,682	477,804	—	(1,288,244)	125,056	11,908,892
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	475,902	9,742	(309,555)	176,089	—	2,466,758	(2,182,230)	—	4,146,896
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	11,169,808	318,683	(3,605,943)	7,882,548	171,395	248,390	(4,065,519)	1,982,090	80,638,470
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	406,342	8,370	—	414,712	—	—	671,359	—	11,570,461
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	5,575,267	62,145	(986,217)	4,651,195	—	(334,012)	(329,676)	616,480	46,186,369
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	141,860	9,007	—	150,867	—	—	505,532	—	4,053,806
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	181,908	15,922	—	197,830	61,741	—	(117,011)	23,938	1,034,649
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	553,982	29,975	(583,957)	—	—	(1,018,501)	858,140	221,819	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	10,959,437	479,415	(2,224,736)	9,214,116	1,248,242	(739,897)	(5,042,713)	2,622,563	95,458,245
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	396,797	—	—	396,797	—	—	1,964,146	—	10,673,841
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	217,755	—	—	217,755	—	—	337,520	—	6,436,825
Total					5,704,210	9,836,155	(38,142,302)	21,996,650	1,069,870,092

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Variable Portfolio – Conservative Portfolio | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	27,056,644	27,056,644
Equity Funds	—	—	—	277,489,378	277,489,378
Fixed-Income Funds	—	—	—	702,517,023	702,517,023
Money Market Funds	—	—	—	62,807,047	62,807,047
Total Investments in Securities	—	—	—	1,069,870,092	1,069,870,092
Investments in Derivatives
Asset
Futures Contracts	348,725	—	—	—	348,725
Liability
Futures Contracts	(2,304,692)	—	—	—	(2,304,692)
Total	(1,955,967)	—	—	1,069,870,092	1,067,914,125
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,193,384	18,585,496
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	32,252,109
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	2,996,972	22,567,201
Total Alternative Strategies Funds (Cost $82,121,348)		73,404,806

Equity Funds 40.7%

Global Real Estate 0.9%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,331,471	28,517,394
International 11.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	344,961	6,274,843
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,501,657	51,649,435
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	9,400,882	105,195,867
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	2,895,091	30,745,868
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	10,674,569	120,622,631
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	3,189,703	35,182,428
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,049,089	5,486,735
Total		355,157,807
U.S. Large Cap 23.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,671,556	39,448,729
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,484,651	80,765,008
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	1,205,160	31,864,421
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,937,106	37,792,928
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,969,549	42,752,037
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,031	154,883
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,613,158	52,104,996
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,121,629	65,876,585
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	3,939,764	87,580,960
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	4,736,542	120,355,543
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,670,405	86,574,516
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,731,432	87,875,231
Total		733,145,837
U.S. Mid Cap 1.3%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	18,154,716
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	23,242,987
Total		41,397,703
U.S. Small Cap 3.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,319,970	57,813,654
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,176,321	31,643,028
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,024,676	30,289,440
Total		119,746,122
Total Equity Funds (Cost $906,989,031)		1,277,964,863

Fixed-Income Funds 52.5%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,176,067	10,984,460
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,479,290	10,724,852
Investment Grade 51.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	37,931,634	378,178,391
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	7,340,297	67,971,151
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	8,151,429	76,541,916
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,609,393	56,037,837
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	28,646,967	304,517,259
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	19,497,143	199,455,770
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	15,933,815	158,222,789
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	36,261,659	375,670,789
Total		1,616,595,902
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,610,467	10,598,495
Total Fixed-Income Funds (Cost $1,719,968,006)		1,648,903,709

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(c)	101,192,491	101,182,372
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%(a),(c)	29,167,321	29,167,321
Total Money Market Funds (Cost $130,354,172)		130,349,693
Total Investments in Securities (Cost: $2,839,432,557)		3,130,623,071
Other Assets & Liabilities, Net		10,180,880
Net Assets		3,140,803,951

At September 30, 2018, securities and/or cash totaling $10,494,878 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	96	12/2018	GBP	7,187,040	282,673	—
U.S. Long Bond	225	12/2018	USD	31,859,053	—	(6,067)
U.S. Ultra Bond	618	12/2018	USD	95,876,069	—	(3,352,016)
Total					282,673	(3,358,083)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(220)	12/2018	EUR	(7,451,400)	—	(157,316)
MSCI Emerging Markets Index	(119)	12/2018	USD	(6,245,715)	—	(175,991)
Russell 2000 E-mini	(734)	12/2018	USD	(62,419,360)	1,025,780	—
S&P 500 E-mini	(161)	12/2018	USD	(23,497,950)	130,133	—
S&P 500 E-mini	(459)	12/2018	USD	(66,991,050)	—	(176,706)
S&P/TSX 60 Index	(53)	12/2018	CAD	(10,073,180)	67,339	—
Total					1,223,252	(510,013)
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	107,735,436	97,715,827	(104,258,772)	101,192,491	—	(4,532)	(6,160)	1,481,922	101,182,372
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	7,766,987	8,667	(4,582,270)	3,193,384	—	(1,316,204)	(566,054)	51,482	18,585,496
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	2,971,751	13,581	(1,313,776)	1,671,556	—	12,272,382	(8,983,463)	—	39,448,729
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	2,357,866	9,843	(883,058)	1,484,651	—	12,392,398	(1,559,115)	—	80,765,008
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	3,442,061	—	—	3,442,061	—	—	(894,935)	—	32,252,109
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,538,505	—	(333,345)	1,205,160	—	3,735,299	(2,268,857)	—	31,864,421
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	1,133,399	42,668	—	1,176,067	—	—	(925,890)	406,351	10,984,460
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,150,756	27,337	(833,132)	344,961	—	2,913,228	(5,076,419)	89,085	6,274,843
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%
	2,468,740	26,698,581	—	29,167,321	—	—	—	125,921	29,167,321
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,377,234	102,056	—	1,479,290	—	—	(409,926)	513,852	10,724,852
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	42,495,847	1,321,820	(5,886,033)	37,931,634	2,909,034	(391,033)	(15,164,750)	9,415,349	378,178,391
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,925,953	11,153	—	1,937,106	—	—	5,304,917	—	37,792,928
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	9,401,785	224,431	(2,285,919)	7,340,297	—	(2,653,203)	1,117,423	1,442,440	67,971,151
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	8,518,231	3,983,521	(4,350,323)	8,151,429	2,260,259	276,835	(10,165,218)	2,556,120	76,541,916
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	2,876,288	625,369	—	3,501,657	—	—	(2,886,415)	1,231,862	51,649,435
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	3,969,549	—	3,969,549	—	—	1,839,037	—	42,752,037
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,031	—	—	6,031	—	—	4,885	—	154,883
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,470,517	139,950	—	2,610,467	—	—	(295,095)	357,789	10,598,495
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	2,303,295	16,675	—	2,319,970	—	—	4,373,720	—	57,813,654
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,516,069	189,166	(2,095,842)	5,609,393	55,849	(627,558)	(1,705,891)	1,839,596	56,037,837
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	33,006,744	1,141,260	(5,501,037)	28,646,967	2,002,299	813,905	(16,720,250)	9,243,293	304,517,259
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	9,109,186	291,696	—	9,400,882	266,863	—	(6,648,587)	2,368,981	105,195,867
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	2,996,972	—	—	2,996,972	—	—	(629,365)	—	22,567,201
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	3,242,384	89,087	—	3,331,471	222,330	—	(249,591)	530,454	28,517,394
CTIVP SM – DFA International Value Fund, Class 1 Shares
	4,608,875	204,598	(1,918,382)	2,895,091	170,018	179,272	(3,184,876)	1,150,902	30,745,868
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	11,066,065	335,024	(726,520)	10,674,569	396,078	1,369,966	(8,474,067)	2,768,935	120,622,631
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	1,606,550	6,608	—	1,613,158	—	—	4,984,700	—	52,104,996
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	1,499,054	622,575	—	2,121,629	—	—	6,784,652	—	65,876,585
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	4,532,160	14,379	(606,775)	3,939,764	—	7,590,740	(352,689)	—	87,580,960
CTIVP SM – MFS® Value Fund, Class 1 Shares
	5,991,092	8,278	(1,262,828)	4,736,542	—	18,911,506	(16,430,360)	—	120,355,543
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	2,080,877	589,528	—	2,670,405	—	—	10,933,273	—	86,574,516
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	4,717,041	250,191	(1,777,529)	3,189,703	1,725,170	1,276,566	(5,572,411)	469,035	35,182,428
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,092,288	—	(1,360,856)	3,731,432	—	18,616,932	(15,024,510)	—	87,875,231
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	23,039,894	566,496	(4,109,247)	19,497,143	395,216	(80,763)	(8,318,022)	4,570,469	199,455,770
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	650,707	—	—	650,707	—	—	1,060,652	—	18,154,716
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	17,859,723	208,232	(2,134,140)	15,933,815	—	(587,019)	(1,609,191)	2,065,664	158,222,789
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	865,016	—	—	865,016	—	—	2,975,656	—	23,242,987
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	964,657	84,432	—	1,049,089	327,411	—	(620,511)	126,944	5,486,735
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	1,570,853	84,995	(1,655,848)	—	—	(2,943,291)	2,488,576	628,983	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	39,573,271	1,507,457	(4,819,069)	36,261,659	4,768,924	103,352	(21,831,607)	10,019,531	375,670,789
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,168,303	8,018	—	1,176,321	—	—	5,789,748	—	31,643,028
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,014,304	10,372	—	1,024,676	—	—	1,565,216	—	30,289,440
Total					15,499,451	71,848,778	(107,351,770)	53,454,960	3,130,623,071

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	73,404,806	73,404,806
Equity Funds	—	—	—	1,277,964,863	1,277,964,863
Fixed-Income Funds	—	—	—	1,648,903,709	1,648,903,709
Money Market Funds	—	—	—	130,349,693	130,349,693
Total Investments in Securities	—	—	—	3,130,623,071	3,130,623,071
Investments in Derivatives
Asset
Futures Contracts	1,505,925	—	—	—	1,505,925
Liability
Futures Contracts	(3,868,096)	—	—	—	(3,868,096)
Total	(2,362,171)	—	—	3,130,623,071	3,128,260,900
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	19,670,127	114,480,137
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	149,887,959
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	17,651,438	132,915,330
Total Alternative Strategies Funds (Cost $450,373,544)		397,283,426

Equity Funds 57.7%

Global Real Estate 1.2%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	25,299,319	216,562,172
International 16.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,690,577	139,891,599
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	30,362,258	447,843,304
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	63,420,133	709,671,287
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	35,854,289	380,772,546
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	77,797,757	879,114,653
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	32,073,899	353,775,105
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	7,459,085	39,011,014
Total		2,950,079,508
U.S. Large Cap 34.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	17,850,642	421,275,157
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	15,935,567	866,894,826
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	18,555,588	362,019,524
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	40,637,848	437,669,625
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	4,646,156	119,313,282
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	18,947,237	611,995,772
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	19,783,819	614,287,571
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	14,751,211	327,919,413
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	36,907,206	937,812,108
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	21,298,614	690,501,055
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	35,546,345	837,116,438
Total		6,226,804,771
U.S. Mid Cap 1.3%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	103,660,115
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	131,287,412
Total		234,947,527
U.S. Small Cap 4.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	17,032,235	424,443,312
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,339,700	197,437,921
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	196,977,486
Total		818,858,719
Total Equity Funds (Cost $7,084,796,900)		10,447,252,697

Fixed-Income Funds 37.6%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,603,969	61,681,075
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	7,648,730	55,453,291
Investment Grade 36.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	158,202,162	1,577,275,558
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	20,411,824	189,013,489
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	64,500,380	605,658,571
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	31,693,710	316,620,164
Variable Portfolio – Moderate Portfolio | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	138,312,213	1,470,258,817
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	100,444,124	1,027,543,386
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	46,610,090	462,838,195
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	94,877,342	982,929,262
Total		6,632,137,442
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	13,774,851	55,925,893
Total Fixed-Income Funds (Cost $7,042,527,263)		6,805,197,701

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(c)	279,119,224	279,091,312
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%(a),(c)	111,759,977	111,759,977
Total Money Market Funds (Cost $390,864,257)		390,851,289
Total Investments in Securities (Cost: $14,968,561,964)		18,040,585,113
Other Assets & Liabilities, Net		72,010,791
Net Assets		18,112,595,904

At September 30, 2018, securities and/or cash totaling $72,172,467 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	525	12/2018	GBP	39,304,125	1,545,870	—
U.S. Long Bond	1,300	12/2018	USD	184,074,527	—	(35,052)
U.S. Treasury 2-Year Note	1,720	12/2018	USD	362,912,346	77,359	—
U.S. Ultra Bond	2,374	12/2018	USD	368,300,627	—	(12,876,517)
Total					1,623,229	(12,911,569)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(2,130)	12/2018	EUR	(72,143,100)	—	(1,523,110)
MSCI Emerging Markets Index	(2,690)	12/2018	USD	(141,184,650)	—	(3,978,293)
Russell 2000 E-mini	(4,016)	12/2018	USD	(341,520,640)	5,612,440	—
S&P 500 E-mini	(618)	12/2018	USD	(90,197,100)	499,519	—
S&P 500 E-mini	(4,268)	12/2018	USD	(622,914,600)	—	(1,643,095)
S&P/TSX 60 Index	(306)	12/2018	CAD	(58,158,360)	388,790	—
Total					6,500,749	(7,144,498)
14	Variable Portfolio – Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	362,032,455	588,881,013	(671,794,244)	279,119,224	—	(18,781)	(16,070)	4,706,381	279,091,312
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	39,149,491	53,386	(19,532,750)	19,670,127	—	(22,197,850)	11,038,458	317,111	114,480,137
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	37,210,744	83,348	(19,443,450)	17,850,642	—	215,787,816	(175,251,531)	—	421,275,157
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	18,656,166	40,766	(2,761,365)	15,935,567	—	59,249,548	38,492,066	—	866,894,826
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	15,996,580	—	—	15,996,580	—	—	(4,159,110)	—	149,887,959
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	6,364,379	239,590	—	6,603,969	—	—	(5,199,153)	2,281,785	61,681,075
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	12,257,691	116,435	(4,683,549)	7,690,577	—	17,726,252	(46,191,055)	1,249,645	139,891,599
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%
	17,112	111,742,865	—	111,759,977	—	—	—	216,214	111,759,977
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	7,073,155	575,575	—	7,648,730	—	—	(2,101,920)	2,638,782	55,453,291
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	168,641,070	5,536,842	(15,975,750)	158,202,162	11,879,412	3,106,022	(66,083,882)	38,448,777	1,577,275,558
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	18,504,268	51,320	—	18,555,588	—	—	50,925,740	—	362,019,524
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	23,417,154	469,189	(3,474,519)	20,411,824	—	(3,316,170)	(646,951)	3,839,050	189,013,489
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	58,952,690	8,828,545	(3,280,855)	64,500,380	17,250,725	544,409	(72,987,817)	19,508,787	605,658,571
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	26,555,610	3,806,648	—	30,362,258	—	—	(26,278,704)	11,299,875	447,843,304
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	40,637,848	—	40,637,848	—	—	16,802,625	—	437,669,625
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,578,498	18,927	(1,951,269)	4,646,156	—	28,992,003	(25,164,829)	—	119,313,282
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	12,955,239	819,612	—	13,774,851	—	—	(1,546,432)	1,876,048	55,925,893
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	17,704,990	—	(672,755)	17,032,235	—	8,911,483	24,163,700	—	424,443,312
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	33,814,786	1,064,690	(3,185,766)	31,693,710	286,152	(926,185)	(10,709,101)	9,425,518	316,620,164
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	147,817,849	5,423,581	(14,929,217)	138,312,213	9,367,456	4,809,286	(78,134,036)	43,243,355	1,470,258,817
Variable Portfolio – Moderate Portfolio | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	61,699,776	1,720,357	—	63,420,133	1,807,510	—	(45,071,776)	16,030,838	709,671,287
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	17,651,438	—	—	17,651,438	—	—	(3,706,802)	—	132,915,330
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	24,622,790	676,529	—	25,299,319	1,688,385	—	(1,895,405)	4,028,288	216,562,172
CTIVP SM – DFA International Value Fund, Class 1 Shares
	41,702,011	1,439,477	(7,287,199)	35,854,289	1,836,528	11,351,870	(43,594,941)	12,000,386	380,772,546
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	78,375,963	2,183,297	(2,761,503)	77,797,757	2,858,904	4,929,577	(56,307,872)	19,950,773	879,114,653
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	18,894,016	53,221	—	18,947,237	—	—	58,606,575	—	611,995,772
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,783,819	—	—	19,783,819	—	—	89,027,185	—	614,287,571
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	18,515,737	2,302,714	(6,067,240)	14,751,211	—	48,178,193	(20,381,823)	—	327,919,413
CTIVP SM – MFS® Value Fund, Class 1 Shares
	43,334,424	2,459,648	(8,886,866)	36,907,206	—	102,134,374	(86,347,603)	—	937,812,108
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	21,298,614	—	—	21,298,614	—	—	111,604,736	—	690,501,055
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	36,957,945	1,870,418	(6,754,464)	32,073,899	15,547,748	10,551,737	(51,102,631)	4,125,494	353,775,105
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	42,493,949	102,280	(7,049,884)	35,546,345	—	96,162,653	(68,731,300)	—	837,116,438
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	113,144,388	2,914,901	(15,615,165)	100,444,124	1,993,359	(730,497)	(41,168,759)	23,052,147	1,027,543,386
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	3,715,416	—	—	3,715,416	—	—	6,056,129	—	103,660,115
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	50,778,059	697,831	(4,865,800)	46,610,090	—	(1,289,362)	(5,021,876)	5,962,165	462,838,195
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,886,022	—	—	4,886,022	—	—	16,807,915	—	131,287,412
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	6,858,770	600,315	—	7,459,085	2,327,908	—	(4,411,866)	902,581	39,011,014
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	7,648,535	413,845	(8,062,380)	—	—	(13,447,568)	11,233,546	3,062,539	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	105,915,956	4,218,383	(15,256,997)	94,877,342	12,554,841	4,460,941	(61,988,604)	26,377,779	982,929,262
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,302,817	36,883	—	7,339,700	—	—	36,178,822	—	197,437,921
16	Variable Portfolio – Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,663,650	—	—	6,663,650	—	—	10,328,657	—	196,977,486
Total					79,398,928	574,969,751	(522,935,695)	254,544,318	18,040,585,113

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Variable Portfolio – Moderate Portfolio | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	397,283,426	397,283,426
Equity Funds	—	—	—	10,447,252,697	10,447,252,697
Fixed-Income Funds	—	—	—	6,805,197,701	6,805,197,701
Money Market Funds	—	—	—	390,851,289	390,851,289
Total Investments in Securities	—	—	—	18,040,585,113	18,040,585,113
Investments in Derivatives
Asset
Futures Contracts	8,123,978	—	—	—	8,123,978
Liability
Futures Contracts	(20,056,067)	—	—	—	(20,056,067)
Total	(11,932,089)	—	—	18,040,585,113	18,028,653,024
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
18	Variable Portfolio – Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	14,127,735	82,223,416
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,252,309	58,584,135
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	8,951,926	67,408,004
Total Alternative Strategies Funds (Cost $234,934,416)		208,215,555

Equity Funds 70.2%

Global Real Estate 1.5%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,496,799	132,652,594
International 19.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,836,641	51,598,501
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	16,626,411	245,239,563
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	34,266,218	383,438,985
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	27,043,002	287,196,678
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	43,744,552	494,313,440
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	21,719,082	239,561,471
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	4,843,520	25,331,609
Total		1,726,680,247
U.S. Large Cap 41.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	11,094,477	261,829,650
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	9,968,813	542,303,409
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,567,312	186,658,253
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	25,628,914	276,023,409
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	12,264,602	314,954,979
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,030,531	323,986,143
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,802,132	335,406,194
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	13,217,471	293,824,381
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	9,262,951	235,371,598
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	11,396,253	369,466,534
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	22,552,929	531,121,479
Total		3,670,946,029
U.S. Mid Cap 2.1%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	85,632,527
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	100,318,415
Total		185,950,942
U.S. Small Cap 5.0%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	7,148,977	178,152,520
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	4,838,117	130,145,338
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,381,795	129,525,853
Total		437,823,711
Total Equity Funds (Cost $4,259,935,968)		6,154,053,523

Fixed-Income Funds 23.2%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,280,346	21,298,431
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,501,299	18,134,418
Investment Grade 22.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	55,343,057	551,770,282
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	11,309,610	104,726,991
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,986,999	103,167,915
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,349,689	93,403,392
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	43,325,111	460,545,928
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,196,475	257,759,938
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	985,665	9,787,652
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	38,360,050	397,410,121
Total		1,978,572,219
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,991,319	12,144,757
Total Fixed-Income Funds (Cost $2,109,237,946)		2,030,149,825

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(c)	260,813,097	260,787,015
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%(a),(c)	79,402,725	79,402,725
Total Money Market Funds (Cost $340,202,178)		340,189,740
Total Investments in Securities (Cost: $6,944,310,508)		8,732,608,643
Other Assets & Liabilities, Net		26,039,170
Net Assets		8,758,647,813

At September 30, 2018, securities and/or cash totaling $26,622,409 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	343	12/2018	GBP	25,678,695	1,009,969	—
U.S. Long Bond	630	12/2018	USD	89,205,348	—	(16,987)
U.S. Ultra Bond	1,558	12/2018	USD	241,706,983	—	(8,450,553)
Total					1,009,969	(8,467,540)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(549)	12/2018	EUR	(18,594,630)	—	(392,576)
MSCI Emerging Markets Index	(1,021)	12/2018	USD	(53,587,185)	—	(1,509,977)
Russell 2000 E-mini	(1,608)	12/2018	USD	(136,744,320)	2,247,212	—
S&P 500 E-mini	(299)	12/2018	USD	(43,639,050)	241,676	—
S&P 500 E-mini	(1,078)	12/2018	USD	(157,334,100)	—	(415,008)
S&P/TSX 60 Index	(89)	12/2018	CAD	(16,915,340)	113,079	—
Total					2,601,967	(2,317,561)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	276,925,378	231,619,923	(247,732,204)	260,813,097	—	(11,201)	(16,849)	3,834,995	260,787,015
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	27,810,972	196,273	(13,879,510)	14,127,735	—	(12,521,450)	4,610,892	225,269	82,223,416
20	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	25,825,880	47,034	(14,778,437)	11,094,477	—	156,252,473	(129,317,155)	—	261,829,650
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	11,469,491	210,146	(1,710,824)	9,968,813	—	37,048,307	22,968,912	—	542,303,409
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	6,155,574	96,735	—	6,252,309	—	—	(1,598,371)	—	58,584,135
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	2,197,615	82,731	—	2,280,346	—	—	(1,795,264)	787,899	21,298,431
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	5,915,950	214,722	(3,294,031)	2,836,641	—	11,779,349	(23,611,804)	522,703	51,598,501
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%
	1,002	79,401,723	—	79,402,725	—	—	—	153,524	79,402,725
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,375,419	125,880	—	2,501,299	—	—	(709,945)	886,197	18,134,418
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	60,663,325	1,923,750	(7,244,018)	55,343,057	4,179,779	1,275,363	(23,576,027)	13,528,228	551,770,282
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,557,667	9,645	—	9,567,312	—	—	26,290,886	—	186,658,253
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	12,051,258	243,516	(985,164)	11,309,610	—	(947,543)	(1,136,494)	2,060,789	104,726,991
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,007,160	2,907,286	(927,447)	10,986,999	2,543,455	(117,070)	(10,969,195)	2,876,385	103,167,915
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	15,896,312	1,923,369	(1,193,270)	16,626,411	—	3,103,222	(17,963,714)	6,475,268	245,239,563
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	25,628,914	—	25,628,914	—	—	10,292,409	—	276,023,409
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	14,080,720	1,216,116	(3,032,234)	12,264,602	—	26,306,824	(16,290,282)	—	314,954,979
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,888,055	103,264	—	2,991,319	—	—	(345,535)	418,219	12,144,757
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	7,900,016	50,322	(801,361)	7,148,977	—	3,101,222	11,220,208	—	178,152,520
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,055,684	294,005	—	9,349,689	81,501	—	(3,269,863)	2,684,558	93,403,392
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	47,560,899	1,684,547	(5,920,335)	43,325,111	2,949,726	747,052	(23,976,336)	13,616,934	460,545,928
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	37,224,720	973,971	(3,932,473)	34,266,218	1,013,939	10,018,427	(35,243,524)	8,999,674	383,438,985
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	8,951,926	—	—	8,951,926	—	—	(1,879,904)	—	67,408,004
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	15,082,398	414,401	—	15,496,799	1,034,200	—	(1,161,007)	2,467,480	132,652,594
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – DFA International Value Fund, Class 1 Shares
	28,527,337	985,115	(2,469,450)	27,043,002	1,327,743	1,780,319	(24,959,711)	8,595,413	287,196,678
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	46,416,284	1,232,760	(3,904,492)	43,744,552	1,634,308	7,705,205	(36,992,199)	11,431,404	494,313,440
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	10,007,660	22,871	—	10,030,531	—	—	31,039,000	—	323,986,143
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,802,132	—	—	10,802,132	—	—	48,609,594	—	335,406,194
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	14,942,727	3,980,431	(5,705,687)	13,217,471	—	21,866,673	2,166,083	—	293,824,381
CTIVP SM – MFS® Value Fund, Class 1 Shares
	13,670,386	28,679	(4,436,114)	9,262,951	—	67,877,519	(64,108,159)	—	235,371,598
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	11,396,253	—	—	11,396,253	—	—	59,716,367	—	369,466,534
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	24,298,327	1,237,330	(3,816,575)	21,719,082	10,328,615	290,098	(27,352,630)	2,737,148	239,561,471
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	27,306,354	46,186	(4,799,611)	22,552,929	—	65,642,638	(48,130,225)	—	531,121,479
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	28,058,501	678,881	(3,540,907)	25,196,475	495,584	(497,651)	(9,895,886)	5,731,170	257,759,938
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	3,069,266	—	—	3,069,266	—	—	5,002,904	—	85,632,527
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	955,423	30,242	—	985,665	—	—	(124,239)	119,476	9,787,652
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,733,473	—	—	3,733,473	—	—	12,843,147	—	100,318,415
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	4,453,708	389,812	—	4,843,520	1,511,616	—	(2,864,824)	586,087	25,331,609
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	2,726,007	147,498	(2,873,505)	—	—	(4,786,754)	3,997,657	1,091,517	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	41,104,142	1,577,420	(4,321,512)	38,360,050	4,980,664	(2,320,341)	(20,325,713)	10,464,399	397,410,121
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,028,102	84,032	(274,017)	4,838,117	—	2,750,598	21,625,160	—	130,145,338
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,541,672	—	(159,877)	4,381,795	—	2,352,578	4,558,277	—	129,525,853
Total					32,081,130	398,695,857	(262,673,359)	100,294,736	8,732,608,643

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
22	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2018 (Unaudited)
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	208,215,555	208,215,555
Equity Funds	—	—	—	6,154,053,523	6,154,053,523
Fixed-Income Funds	—	—	—	2,030,149,825	2,030,149,825
Money Market Funds	—	—	—	340,189,740	340,189,740
Total Investments in Securities	—	—	—	8,732,608,643	8,732,608,643
Investments in Derivatives
Asset
Futures Contracts	3,611,936	—	—	—	3,611,936
Liability
Futures Contracts	(10,785,101)	—	—	—	(10,785,101)
Total	(7,173,165)	—	—	8,732,608,643	8,725,435,478
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
24	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	5,423,896	31,567,071
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,229,211	11,517,709
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,853,038	13,953,376
Total Alternative Strategies Funds (Cost $62,711,453)		57,038,156

Equity Funds 82.9%

Global Real Estate 1.8%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,813,314	49,761,969
International 21.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,235,806	22,479,313
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,944,449	58,180,627
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	13,507,961	151,154,081
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	8,433,887	89,567,877
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	17,044,320	192,600,820
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	7,269,211	80,179,403
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,748,636	9,145,364
Total		603,307,485
U.S. Large Cap 50.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,921,698	92,552,062
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,483,937	189,526,176
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,025,753	137,072,433
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,900,769	95,861,277
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,877,364	176,610,718
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,480,806	112,430,040
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,674,163	114,082,776
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,301,233	95,616,415
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	3,538,398	89,910,688
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,056,718	131,518,810
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,805,694	160,274,086
Total		1,395,455,481
U.S. Mid Cap 2.3%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,047,009	29,211,537
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,319,900	35,465,711
Total		64,677,248
U.S. Small Cap 6.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,509,993	87,469,030
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,801,240	48,453,340
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,574,511	46,542,548
Total		182,464,918
Total Equity Funds (Cost $1,651,241,754)		2,295,667,101

Exchange-Traded Funds 0.6%

iShares MSCI EAFE ETF	249,311	16,950,655
Total Exchange-Traded Funds (Cost $14,628,597)		16,950,655

Fixed-Income Funds 10.4%

Emerging Markets 0.1%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	497,583	4,647,427
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,267	45,436
Investment Grade 10.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,473,698	64,542,773
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,673,666	34,495,727
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	8,051,638	85,588,906
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,129,006	42,239,731
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,345,726	55,381,720
Total		282,248,857
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	654,201	2,656,056
Total Fixed-Income Funds (Cost $302,109,489)		289,597,776

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(c)	71,440,309	71,433,165
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%(a),(c)	30,813,104	30,813,104
Total Money Market Funds (Cost $102,249,397)		102,246,269
Total Investments in Securities (Cost: $2,132,940,690)		2,761,499,957
Other Assets & Liabilities, Net		8,579,746
Net Assets		2,770,079,703

At September 30, 2018, securities and/or cash totaling $9,029,224 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	257	12/2018	EUR	8,704,590	181,939	—
FTSE 100 Index	292	12/2018	GBP	21,860,580	859,798	—
TOPIX Index	93	12/2018	JPY	1,690,275,000	1,124,921	—
U.S. Ultra Bond	427	12/2018	USD	66,244,468	—	(1,345,631)
Total					2,166,658	(1,345,631)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(431)	12/2018	USD	(22,621,035)	—	(637,414)
Russell 2000 E-mini	(784)	12/2018	USD	(66,671,360)	1,095,656	—
S&P 500 E-mini	(249)	12/2018	USD	(36,341,550)	—	(95,860)
Total					1,095,656	(733,274)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	75,958,140	63,550,143	(68,067,974)	71,440,309	—	(2,601)	(4,545)	1,042,845	71,433,165
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,795,164	14,721	(5,385,989)	5,423,896	—	(5,607,380)	2,530,267	87,441	31,567,071
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	8,073,289	26,093	(4,177,684)	3,921,698	—	42,712,997	(33,837,343)	—	92,552,062
26	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	4,167,550	13,148	(696,761)	3,483,937	—	15,050,884	6,699,486	—	189,526,176
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,141,645	87,566	—	1,229,211	—	—	(303,121)	—	11,517,709
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	479,531	18,052	—	497,583	—	—	(391,735)	171,924	4,647,427
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,920,194	18,347	(702,735)	1,235,806	—	3,472,153	(7,986,612)	198,329	22,479,313
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.657%
	998	30,812,106	—	30,813,104	—	—	—	59,582	30,813,104
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	5,952	315	—	6,267	—	—	(1,779)	2,220	45,436
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	7,520,220	212,670	(1,259,192)	6,473,698	499,475	67,605	(2,768,357)	1,616,594	64,542,773
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	6,997,928	27,825	—	7,025,753	—	—	19,291,096	—	137,072,433
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,767,310	906,356	—	3,673,666	838,882	—	(3,555,349)	948,689	34,495,727
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,706,597	569,464	(331,612)	3,944,449	—	864,863	(4,321,012)	1,506,590	58,180,627
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	8,900,769	—	8,900,769	—	—	3,532,277	—	95,861,277
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	7,879,160	23,512	(1,025,308)	6,877,364	—	15,240,894	(9,599,590)	—	176,610,718
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	631,617	22,584	—	654,201	—	—	(75,568)	91,464	2,656,056
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	3,715,197	6,966	(212,170)	3,509,993	—	2,619,141	4,273,508	—	87,469,030
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	8,935,364	292,446	(1,176,172)	8,051,638	550,906	240,227	(4,592,681)	2,543,170	85,588,906
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	14,635,028	402,320	(1,529,387)	13,507,961	399,683	2,257,669	(12,187,511)	3,550,796	151,154,081
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,853,038	—	—	1,853,038	—	—	(389,137)	—	13,953,376
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	5,657,860	155,454	—	5,813,314	387,959	—	(435,530)	925,626	49,761,969
CTIVP SM – DFA International Value Fund, Class 1 Shares
	9,243,179	334,224	(1,143,516)	8,433,887	419,967	2,883,799	(10,213,849)	2,734,904	89,567,877
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	18,063,489	499,339	(1,518,508)	17,044,320	636,957	1,344,184	(12,744,199)	4,460,006	192,600,820
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	3,464,467	16,339	—	3,480,806	—	—	10,771,543	—	112,430,040
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,668,275	5,888	—	3,674,163	—	—	16,524,729	—	114,082,776
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	4,889,007	19,905	(607,679)	4,301,233	—	6,804,351	1,053,831	—	95,616,415
CTIVP SM – MFS® Value Fund, Class 1 Shares
	4,961,706	16,795	(1,440,103)	3,538,398	—	20,670,718	(19,227,921)	—	89,910,688
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	4,045,532	11,186	—	4,056,718	—	—	21,230,538	—	131,518,810
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	8,111,457	429,159	(1,271,405)	7,269,211	3,458,391	1,927,216	(10,972,595)	918,950	80,179,403
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	8,336,531	25,507	(1,556,344)	6,805,694	—	21,300,114	(15,971,374)	—	160,274,086
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	4,277,756	97,480	(246,230)	4,129,006	79,368	(48,793)	(1,582,058)	917,850	42,239,731
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	1,045,455	1,554	—	1,047,009	—	—	1,706,080	—	29,211,537
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,318,245	1,655	—	1,319,900	—	—	4,537,900	—	35,465,711
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,607,903	140,733	—	1,748,636	545,732	—	(1,034,275)	211,592	9,145,364
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	619,454	33,517	(652,971)	—	—	(945,847)	766,534	248,035	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,382,432	656,148	(692,854)	5,345,726	680,595	(30,565)	(3,025,640)	1,429,934	55,381,720
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,852,100	1,718	(52,578)	1,801,240	—	766,900	8,269,718	—	48,453,340
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,617,385	1,452	(44,326)	1,574,511	—	734,533	1,741,921	—	46,542,548
Total					8,497,915	132,323,062	(52,292,353)	23,666,541	2,744,549,302

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
28	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	57,038,156	57,038,156
Equity Funds	—	—	—	2,295,667,101	2,295,667,101
Exchange-Traded Funds	16,950,655	—	—	—	16,950,655
Fixed-Income Funds	—	—	—	289,597,776	289,597,776
Money Market Funds	—	—	—	102,246,269	102,246,269
Total Investments in Securities	16,950,655	—	—	2,744,549,302	2,761,499,957
Investments in Derivatives
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	3,262,314	—	—	—	3,262,314
Liability
Futures Contracts	(2,078,905)	—	—	—	(2,078,905)
Total	18,134,064	—	—	2,744,549,302	2,762,683,366
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
30	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Automobiles 1.3%
General Motors Co.	462,972	15,588,267
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.(a)	26,658	53,395,974
Media 1.9%
Comcast Corp., Class A	435,960	15,437,344
DISH Network Corp., Class A(a)	223,225	7,982,526
Total		23,419,870
Specialty Retail 2.4%
Home Depot, Inc. (The)	146,038	30,251,772
Textiles, Apparel & Luxury Goods 0.5%
Canada Goose Holdings, Inc.(a)	99,319	6,410,048
Total Consumer Discretionary		129,065,931
Consumer Staples 5.4%
Beverages 1.6%
PepsiCo, Inc.	173,259	19,370,356
Food Products 2.3%
Hershey Co. (The)	158,084	16,124,568
Tyson Foods, Inc., Class A	212,068	12,624,408
Total		28,748,976
Tobacco 1.5%
Philip Morris International, Inc.	234,010	19,081,176
Total Consumer Staples		67,200,508
Energy 6.3%
Energy Equipment & Services 1.0%
Helmerich & Payne, Inc.	180,636	12,422,338
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	258,991	31,669,419
EOG Resources, Inc.	143,823	18,347,500
Suncor Energy, Inc.	396,985	15,359,350
Total		65,376,269
Total Energy		77,798,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.0%
Banks 5.9%
Bank of America Corp.	1,115,291	32,856,473
JPMorgan Chase & Co.	357,692	40,361,965
Total		73,218,438
Capital Markets 3.4%
BlackRock, Inc.	43,402	20,456,665
Morgan Stanley	455,804	21,226,792
Total		41,683,457
Diversified Financial Services 3.3%
Berkshire Hathaway, Inc., Class B(a)	191,973	41,103,339
Insurance 1.4%
Aflac, Inc.	382,189	17,989,636
Total Financials		173,994,870
Health Care 14.2%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.(a)	90,975	12,646,435
Biogen, Inc.(a)	35,376	12,498,694
BioMarin Pharmaceutical, Inc.(a)	82,348	7,985,285
TESARO, Inc.(a)	46,121	1,799,180
Vertex Pharmaceuticals, Inc.(a)	60,890	11,735,939
Total		46,665,533
Health Care Providers & Services 1.7%
Humana, Inc.	62,300	21,089,796
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	220,713	15,569,095
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	211,113	13,105,895
Johnson & Johnson	319,594	44,158,303
Pfizer, Inc.	820,810	36,173,097
Total		93,437,295
Total Health Care		176,761,719
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.1%
Aerospace & Defense 3.5%
L3 Technologies, Inc.	86,650	18,423,523
Lockheed Martin Corp.	71,344	24,682,170
Total		43,105,693
Airlines 1.1%
Delta Air Lines, Inc.	250,177	14,467,736
Industrial Conglomerates 2.0%
Honeywell International, Inc.	147,017	24,463,629
Machinery 1.8%
Ingersoll-Rand PLC	223,536	22,867,733
Road & Rail 1.7%
Norfolk Southern Corp.	115,702	20,884,211
Total Industrials		125,789,002
Information Technology 26.5%
Communications Equipment 2.1%
Cisco Systems, Inc.	537,050	26,127,483
Internet Software & Services 6.4%
Alphabet, Inc., Class C(a)	42,243	50,415,753
Facebook, Inc., Class A(a)	174,167	28,643,505
Total		79,059,258
IT Services 3.6%
FleetCor Technologies, Inc.(a)	73,549	16,757,404
MasterCard, Inc., Class A	124,677	27,754,347
Total		44,511,751
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	86,382	21,313,031
NVIDIA Corp.	57,562	16,176,073
Total		37,489,104
Software 5.9%
Electronic Arts, Inc.(a)	126,129	15,197,283
Microsoft Corp.	513,665	58,747,866
Total		73,945,149
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	304,746	68,793,362
Total Information Technology		329,926,107
Materials 3.1%
Chemicals 3.1%
DowDuPont, Inc.	354,861	22,821,111
Eastman Chemical Co.	166,246	15,913,067
Total		38,734,178
Total Materials		38,734,178
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	128,299	18,641,845
Equity LifeStyle Properties, Inc.	169,645	16,362,260
Total		35,004,105
Total Real Estate		35,004,105
Utilities 4.3%
Electric Utilities 2.9%
American Electric Power Co., Inc.	308,689	21,879,876
Xcel Energy, Inc.	290,937	13,735,136
Total		35,615,012
Multi-Utilities 1.4%
Ameren Corp.	282,301	17,847,069
Total Utilities		53,462,081
Total Common Stocks (Cost $1,151,490,898)		1,207,737,108

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	40,534,552	40,530,499
Total Money Market Funds (Cost $40,530,499)		40,530,499
Total Investments in Securities (Cost: $1,192,021,397)		1,248,267,607
Other Assets & Liabilities, Net		(4,929,780)
Net Assets		1,243,337,827

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	276,441,588	(235,907,036)	40,534,552	(1,969)	—	209,846	40,530,499
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	129,065,931	—	—	—	129,065,931
Consumer Staples	67,200,508	—	—	—	67,200,508
Energy	77,798,607	—	—	—	77,798,607
Financials	173,994,870	—	—	—	173,994,870
Health Care	176,761,719	—	—	—	176,761,719
Industrials	125,789,002	—	—	—	125,789,002
Information Technology	329,926,107	—	—	—	329,926,107
Materials	38,734,178	—	—	—	38,734,178
Real Estate	35,004,105	—	—	—	35,004,105
Utilities	53,462,081	—	—	—	53,462,081
Total Common Stocks	1,207,737,108	—	—	—	1,207,737,108
Money Market Funds	—	—	—	40,530,499	40,530,499
Total Investments in Securities	1,207,737,108	—	—	40,530,499	1,248,267,607
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Lockheed Martin Corp.
09/15/2052	4.090%	330,000	315,701
Northrop Grumman Corp.
10/15/2047	4.030%	385,000	360,551
Total			676,252
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%	311,000	276,624
Banking 0.1%
Bank of America Corp.(a)
12/20/2028	3.419%	220,000	206,346
01/23/2049	3.946%	320,000	293,893
Capital One Financial Corp.
01/31/2028	3.800%	265,000	249,953
Citigroup, Inc.
07/23/2048	4.650%	380,000	383,738
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	620,000	632,783
JPMorgan Chase & Co.(a)
07/23/2029	4.203%	400,000	398,601
01/23/2049	3.897%	465,000	422,586
Morgan Stanley
01/22/2047	4.375%	325,000	316,080
Wells Fargo & Co.
10/23/2026	3.000%	75,000	69,506
Subordinated
11/04/2044	4.650%	460,000	447,779
Wells Fargo & Co.(a)
05/22/2028	3.584%	255,000	244,629
Total			3,665,894
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	245,000	233,637
Comcast Corp.
08/15/2047	4.000%	148,000	132,510
11/01/2052	4.049%	269,000	237,575
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	299,814
Sky PLC(b)
09/16/2024	3.750%	400,000	398,220
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
09/15/2042	4.500%	270,000	230,882
Total			1,532,638
Chemicals 0.0%
Dow Chemical Co. (The)
11/15/2042	4.375%	210,000	199,321
LYB International Finance BV
03/15/2044	4.875%	175,000	170,652
Total			369,973
Consumer Products 0.0%
Newell Brands, Inc.
04/01/2046	5.500%	50,000	47,591
Diversified Manufacturing 0.0%
3M Co.
10/15/2047	3.625%	90,000	84,486
General Electric Co.
10/09/2042	4.125%	45,000	40,248
United Technologies Corp.
06/01/2042	4.500%	95,000	93,819
11/16/2048	4.625%	210,000	211,068
Total			429,621
Electric 0.1%
AEP Texas, Inc.
10/01/2047	3.800%	100,000	90,247
Appalachian Power Co.
05/15/2044	4.400%	250,000	249,106
CMS Energy Corp.
03/01/2024	3.875%	250,000	249,057
02/15/2027	2.950%	235,000	214,532
03/31/2043	4.700%	195,000	197,395
03/01/2044	4.875%	115,000	121,290
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	278,000	258,828
DTE Energy Co.
10/01/2026	2.850%	920,000	843,013
Duke Energy Corp.
09/01/2046	3.750%	845,000	744,518
Emera U.S. Finance LP
06/15/2046	4.750%	384,000	378,345
Eversource Energy
01/15/2028	3.300%	175,000	164,848
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.
07/15/2047	4.850%	65,000	66,609
Indiana Michigan Power Co.
07/01/2047	3.750%	210,000	191,139
Mississippi Power Co.
03/30/2028	3.950%	234,000	229,572
Northern States Power Co.
05/15/2044	4.125%	115,000	114,358
Pacific Gas & Electric Co.
03/15/2027	3.300%	205,000	188,996
08/15/2042	3.750%	165,000	140,474
02/15/2044	4.750%	205,000	200,256
PPL Capital Funding, Inc.
05/15/2026	3.100%	235,000	218,225
Southern California Edison Co.
10/01/2043	4.650%	170,000	175,763
03/01/2048	4.125%	110,000	105,117
Southern Co. (The)
07/01/2046	4.400%	525,000	499,577
WEC Energy Group, Inc.
06/15/2025	3.550%	85,000	83,505
Xcel Energy, Inc.
12/01/2026	3.350%	395,000	378,555
09/15/2041	4.800%	140,000	145,990
Total			6,249,315
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,030,000	971,714
Food and Beverage 0.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	960,000	966,792
Bacardi Ltd.(b)
05/15/2038	5.150%	481,000	471,215
Kellogg Co.
04/01/2046	4.500%	90,000	85,465
Kraft Heinz Foods Co.
06/04/2042	5.000%	185,000	176,617
06/01/2046	4.375%	437,000	384,699
Molson Coors Brewing Co.
07/15/2046	4.200%	341,000	301,523
PepsiCo, Inc.
10/06/2046	3.450%	320,000	288,041
Sysco Corp.
04/01/2046	4.500%	65,000	63,592
03/15/2048	4.450%	30,000	29,354
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
06/02/2047	4.550%	100,000	93,474
Total			2,860,772
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	165,000	179,230
Becton Dickinson and Co.
06/06/2027	3.700%	660,000	630,834
Cardinal Health, Inc.
06/15/2047	4.368%	265,000	236,339
CVS Health Corp.
03/25/2048	5.050%	584,000	596,579
McKesson Corp.
02/16/2028	3.950%	70,000	67,539
Medtronic, Inc.
03/15/2045	4.625%	249,000	263,449
Total			1,973,970
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	78,483
Anthem, Inc.
08/15/2044	4.650%	135,000	133,043
Halfmoon Parent, Inc.(b)
12/15/2048	4.900%	411,000	409,870
UnitedHealth Group, Inc.
04/15/2047	4.250%	155,000	155,151
10/15/2047	3.750%	410,000	380,387
Total			1,156,934
Independent Energy 0.0%
Anadarko Petroleum Corp.
07/15/2044	4.500%	165,000	151,144
Apache Corp.
04/15/2043	4.750%	135,000	127,784
Canadian Natural Resources Ltd.
06/01/2047	4.950%	195,000	203,353
ConocoPhillips Co.
11/15/2044	4.300%	220,000	226,301
Hess Corp.
02/15/2041	5.600%	155,000	157,581
Noble Energy, Inc.
11/15/2043	5.250%	185,000	183,601
Total			1,049,764

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	133,000	116,132
09/15/2043	5.200%	52,000	50,444
Shell International Finance BV
05/11/2045	4.375%	320,000	330,751
Total			497,327
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	142,439
Brighthouse Financial, Inc.
06/22/2047	4.700%	173,000	142,951
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	210,000	209,021
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	165,000	162,921
MetLife, Inc.
03/01/2045	4.050%	290,000	271,825
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2047	3.850%	145,000	132,974
Prudential Financial, Inc.
05/15/2044	4.600%	325,000	327,829
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	190,000	202,198
05/15/2047	4.270%	132,000	128,376
Voya Financial, Inc.
06/15/2046	4.800%	255,000	252,139
Total			1,972,673
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	302,000	325,161
Discovery Communications LLC
09/20/2047	5.200%	155,000	151,403
Warner Media LLC
12/15/2043	5.350%	155,000	152,686
Total			629,250
Midstream 0.0%
Enterprise Products Operating LLC
02/15/2045	5.100%	198,000	208,771
02/15/2048	4.250%	252,000	236,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	93,495
03/01/2043	5.000%	400,000	389,962
Kinder Morgan, Inc.
02/15/2046	5.050%	226,000	225,115
MPLX LP
04/15/2048	4.700%	305,000	285,473
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	364,000	329,090
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	247,000	242,699
Western Gas Partners LP
08/15/2048	5.500%	120,000	113,687
Williams Companies, Inc. (The)
09/15/2045	5.100%	496,000	498,050
Total			2,623,301
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	138,000	147,499
05/15/2047	4.375%	300,000	287,061
Sempra Energy
06/15/2024	3.550%	90,000	87,941
06/15/2027	3.250%	95,000	88,229
02/01/2028	3.400%	130,000	121,482
Total			732,212
Pharmaceuticals 0.0%
AbbVie, Inc.
11/14/2048	4.875%	290,000	285,025
Allergan Funding SCS
03/15/2035	4.550%	260,000	252,192
Amgen, Inc.
06/15/2051	4.663%	415,000	409,921
Celgene Corp.
02/20/2048	4.550%	150,000	139,391
Gilead Sciences, Inc.
03/01/2047	4.150%	275,000	260,521
Johnson & Johnson
01/15/2038	3.400%	190,000	176,954
01/15/2048	3.500%	130,000	119,240
Mylan NV
06/15/2046	5.250%	35,000	32,777
Pfizer, Inc.
09/15/2048	4.200%	185,000	185,479
Total			1,861,500

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
CNA Financial Corp.
03/01/2026	4.500%	475,000	480,038
Liberty Mutual Group, Inc.(b)
08/01/2044	4.850%	180,000	180,516
Travelers Companies, Inc. (The)
05/30/2047	4.000%	155,000	148,122
Total			808,676
Railroads 0.0%
Canadian National Railway Co.
02/03/2048	3.650%	65,000	59,711
CSX Corp.
05/01/2050	3.950%	375,000	338,817
Norfolk Southern Corp.
08/15/2052	4.050%	110,000	103,094
Union Pacific Corp.
10/01/2051	3.799%	295,000	262,113
09/10/2058	4.800%	140,000	144,373
Total			908,108
Restaurants 0.0%
McDonald’s Corp.
09/01/2048	4.450%	361,000	354,771
Retailers 0.0%
Home Depot, Inc. (The)
06/15/2047	3.900%	135,000	130,110
Lowe’s Companies, Inc.
05/03/2047	4.050%	220,000	211,448
Target Corp.
04/15/2046	3.625%	150,000	135,606
11/15/2047	3.900%	40,000	37,707
Walmart, Inc.
12/15/2047	3.625%	260,000	243,203
06/29/2048	4.050%	110,000	110,011
Total			868,085
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	322,000	295,055
Technology 0.0%
Apple, Inc.
02/09/2045	3.450%	486,000	436,684
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	330,000	310,676
01/15/2028	3.500%	85,000	77,238
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
05/11/2047	4.100%	170,000	168,407
Microsoft Corp.
08/08/2046	3.700%	429,000	411,193
Oracle Corp.
07/15/2046	4.000%	440,000	419,200
11/15/2047	4.000%	43,000	40,968
QUALCOMM, Inc.
05/20/2047	4.300%	90,000	84,838
Total			1,949,204
Tobacco 0.0%
BAT Capital Corp.(b)
08/15/2047	4.540%	190,000	175,116
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	135,000	121,433
FedEx Corp.
04/01/2046	4.550%	485,000	473,215
United Parcel Service, Inc.
11/15/2047	3.750%	295,000	273,559
Total			868,207
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	70,101
Vodafone Group PLC
02/19/2043	4.375%	25,000	22,405
05/30/2048	5.250%	145,000	145,351
Total			237,857
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%	829,000	713,337
03/01/2047	5.450%	345,000	344,874
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	140,242
Verizon Communications, Inc.
03/15/2055	4.672%	982,000	927,969
Total			2,126,422
Total Corporate Bonds & Notes (Cost $39,425,580)			38,168,826

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Equity Funds 50.4%
	Shares	Value ($)
International 12.1%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(c)	48,281,185	540,266,459
CTIVP SM – DFA International Value Fund, Class 1 Shares(c)	35,356,882	375,490,083
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(c)	48,497,042	548,016,571
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(c)	32,536,360	358,876,055
Total		1,822,649,168
U.S. Large Cap 31.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	16,659,970	393,175,287
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	23,109,803	1,257,173,274
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(c),(d)	9,936,332	262,716,612
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	20,155,478	393,233,374
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(c),(d)	17,725,101	190,899,341
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(c),(d)	9,972,758	256,100,422
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	11,119,437	359,157,829
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(c),(d)	12,189,463	378,482,841
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(c),(d)	20,552,844	456,889,715
CTIVP SM – MFS® Value Fund, Class 1 Shares(c),(d)	9,667,497	245,651,093
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	11,887,947	385,407,237
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	10,387,081	244,615,768
Total		4,823,502,793
U.S. Mid Cap 3.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	3,576,547	104,685,537
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(c),(d)	4,089,212	94,951,507
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	4,756,213	132,698,330
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	5,344,521	143,607,277
Total		475,942,651
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(c),(d)	6,518,749	162,447,227
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,597,327	177,468,110
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,215,750	154,177,564
Total		494,092,901
Total Equity Funds (Cost $5,654,275,572)		7,616,187,513

Exchange-Traded Funds 6.8%

iShares iBoxx $ Investment Grade Corporate Bond ETF	1,440,000	165,499,200
iShares MSCI EAFE ETF	3,299,292	224,318,863
SPDR S&P 500 ETF Trust	2,190,200	636,734,944
Total Exchange-Traded Funds (Cost $808,375,521)		1,026,553,007

Fixed-Income Funds 23.8%

Investment Grade 23.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	70,293,220	700,823,399
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	22,187,131	205,452,834
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	38,486,304	361,386,397
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	20,697,107	206,764,094
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(c)	64,596,294	686,658,607
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(c)	65,453,517	669,589,481
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(c)	16,412,208	162,973,221
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(c)	58,840,138	609,583,833
Total		3,603,231,866
Total Fixed-Income Funds (Cost $3,767,649,283)		3,603,231,866

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
10/16/2033	2.500%	170,725,000	164,711,963
10/16/2033	3.000%	72,785,000	71,882,080
10/16/2033- 10/11/2048	3.500%	469,400,000	465,212,272
10/11/2048	4.000%	54,000,000	54,527,343
Total Residential Mortgage-Backed Securities - Agency (Cost $760,243,557)			756,333,658

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2039	3.500%	150,000	158,043
Total U.S. Treasury Obligations (Cost $162,592)			158,043
Options Purchased Puts 0.7%
Value ($)
(Cost $107,883,138)	98,699,950

Money Market Funds 17.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(f)	2,654,178,828	2,653,913,411
Total Money Market Funds (Cost $2,654,074,830)		2,653,913,411
Total Investments in Securities (Cost: $13,792,090,073)		15,793,246,274
Other Assets & Liabilities, Net		(678,978,476)
Net Assets		15,114,267,798

At September 30, 2018, securities and/or cash totaling $79,677,650 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	800	12/2018	USD	57,816,000	369,120	—
BP Currency	2,245	12/2018	USD	183,612,938	—	(344,776)
DAX Index	44	12/2018	EUR	13,465,650	205,792	—
Euro FX	850	12/2018	USD	124,121,250	—	(400,308)
EURO STOXX 50	541	12/2018	EUR	18,323,670	357,741	—
FTSE 100 Index	1,250	12/2018	GBP	93,581,250	3,680,651	—
FTSE/MIB Index	109	12/2018	EUR	11,271,145	—	(213,979)
JPY Currency	1,615	12/2018	USD	178,740,125	—	(4,003,100)
MSCI Singapore IX ETS	360	10/2018	SGD	13,329,000	131,555	—
S&P 500 E-mini	5,238	12/2018	USD	764,486,100	1,111,207	—
S&P 500 Index	244	12/2018	USD	178,059,000	465,796	—
SPI 200 Index	575	12/2018	AUD	89,038,750	61,274	—
TOPIX Index	1,405	12/2018	JPY	25,535,875,000	12,991,280	—
U.S. Long Bond	1,080	12/2018	USD	152,923,453	—	(4,144,208)
U.S. Treasury 10-Year Note	1,834	12/2018	USD	219,131,987	—	(2,654,372)
U.S. Treasury 2-Year Note	1,070	12/2018	USD	225,765,239	—	(553,644)
U.S. Treasury 5-Year Note	3,287	12/2018	USD	370,798,581	—	(2,702,282)
U.S. Ultra Bond	474	12/2018	USD	73,536,014	—	(2,570,964)
Total					19,374,416	(17,587,633)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
C$ Currency	(150)	12/2018	USD	(11,625,750)	—	(55,305)
Russell 2000 E-mini	(310)	12/2018	USD	(26,362,400)	432,456	—
S&P/TSX 60 Index	(475)	12/2018	CAD	(90,278,500)	—	(295,778)
U.S. Treasury 10-Year Note	(24)	12/2018	USD	(2,867,594)	26,455	—
U.S. Treasury Ultra 10-Year Note	(2)	12/2018	USD	(255,032)	1,739	—
U.S. Ultra Bond	(32)	12/2018	USD	(4,964,457)	140,811	—
Total					601,461	(351,083)

6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	2,497,280,860	8,570	2,300.00	12/20/2019	44,176,054	38,693,550
S&P 500 Index	Deutsche Bank	USD	451,666,900	1,550	2,200.00	12/20/2019	9,010,209	5,587,750
S&P 500 Index	Deutsche Bank	USD	437,097,000	1,500	2,150.00	12/20/2019	5,554,551	4,822,500
S&P 500 Index	Deutsche Bank	USD	317,623,820	1,090	2,250.00	12/20/2019	6,238,111	4,398,150
S&P 500 Index	Deutsche Bank	USD	1,806,667,600	6,200	2,350.00	06/19/2020	42,904,213	45,198,000
Total							107,883,138	98,699,950
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $2,591,860, which represents 0.02% of total net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	2,273,252,539	2,051,173,424	(1,670,247,135)	2,654,178,828	—	(60,025)	(175,174)	36,891,799	2,653,913,411
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,888,638	—	(228,668)	16,659,970	—	2,628,290	23,052,148	—	393,175,287
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	24,894,619	—	(1,784,816)	23,109,803	—	40,200,363	95,892,376	—	1,257,173,274
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	14,939,051	20,873	(5,023,592)	9,936,332	—	50,649,168	(40,797,664)	—	262,716,612
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	64,826,948	5,466,272	—	70,293,220	5,072,571	—	(25,961,851)	16,417,829	700,823,399
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,918,513	—	(763,035)	20,155,478	—	7,536,396	49,151,431	—	393,233,374
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	20,733,616	1,453,515	—	22,187,131	—	—	(3,800,969)	3,913,267	205,452,834
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,175,747	4,310,557	—	38,486,304	10,844,804	—	(43,577,110)	12,264,352	361,386,397
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,672,308	—	(95,761)	3,576,547	—	767,413	11,899,678	—	104,685,537
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	4,067,438	22,805	(1,031)	4,089,212	—	5,347	2,050,564	—	94,951,507
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	17,830,327	(105,226)	17,725,101	—	64,571	14,154,066	—	190,899,341
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	10,099,002	—	(126,244)	9,972,758	—	1,428,783	6,692,693	—	256,100,422
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,867,517	—	(348,768)	6,518,749	—	1,452,403	11,402,098	—	162,447,227
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	19,137,558	1,559,549	—	20,697,107	179,658	—	(7,120,072)	5,917,723	206,764,094
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	59,420,864	5,175,430	—	64,596,294	4,193,614	—	(31,646,378)	19,359,144	686,658,607
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	46,884,147	1,480,402	(83,364)	48,281,185	1,373,807	225,206	(34,441,410)	12,185,081	540,266,459
CTIVP SM – DFA International Value Fund, Class 1 Shares
	34,464,195	1,234,579	(341,892)	35,356,882	1,684,447	(139,293)	(29,169,721)	10,831,814	375,490,083
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	47,255,097	1,406,338	(164,393)	48,497,042	1,757,928	348,431	(31,921,379)	12,257,286	548,016,571
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	11,447,948	—	(328,511)	11,119,437	—	3,695,474	31,398,684	—	359,157,829
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	12,671,581	—	(482,118)	12,189,463	—	8,112,628	48,020,853	—	378,482,841
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	20,849,701	—	(296,857)	20,552,844	—	3,340,416	32,926,254	—	456,889,715
CTIVP SM – MFS® Value Fund, Class 1 Shares
	9,603,942	73,563	(10,008)	9,667,497	—	95,883	4,315,514	—	245,651,093
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	12,500,289	—	(612,342)	11,887,947	—	10,787,122	53,637,717	—	385,407,237
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	31,023,296	1,686,436	(173,372)	32,536,360	14,624,081	38,917	(39,324,822)	3,824,463	358,876,055
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,282,807	106,178	(1,904)	10,387,081	—	15,720	7,701,665	—	244,615,768
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	60,643,720	4,809,797	—	65,453,517	1,226,246	—	(24,240,509)	14,180,889	669,589,481
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	4,791,161	49	(34,997)	4,756,213	—	273,286	7,520,185	—	132,698,330
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	15,383,967	1,028,241	—	16,412,208	—	—	(2,062,841)	2,012,666	162,973,221
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,511,071	—	(166,550)	5,344,521	—	1,263,846	17,518,626	—	143,607,277
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	53,682,637	5,157,501	—	58,840,138	7,332,618	—	(32,123,173)	15,405,865	609,583,833
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,042,194	—	(444,867)	6,597,327	—	4,793,599	29,282,333	—	177,468,110
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,401,079	—	(185,329)	5,215,750	—	1,191,941	7,107,800	—	154,177,564
Total					48,289,774	138,715,885	107,361,612	165,462,178	13,873,332,790

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2018.
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	38,168,826	—	—	38,168,826
Equity Funds	—	—	—	7,616,187,513	7,616,187,513
Exchange-Traded Funds	1,026,553,007	—	—	—	1,026,553,007
Fixed-Income Funds	—	—	—	3,603,231,866	3,603,231,866
Residential Mortgage-Backed Securities - Agency	—	756,333,658	—	—	756,333,658
U.S. Treasury Obligations	158,043	—	—	—	158,043
Options Purchased Puts	98,699,950	—	—	—	98,699,950
Money Market Funds	—	—	—	2,653,913,411	2,653,913,411
Total Investments in Securities	1,125,411,000	794,502,484	—	13,873,332,790	15,793,246,274
Investments in Derivatives
Asset
Futures Contracts	19,975,877	—	—	—	19,975,877
Liability
Futures Contracts	(17,938,716)	—	—	—	(17,938,716)
Total	1,127,448,161	794,502,484	—	13,873,332,790	15,795,283,435
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 13.3%
Auto Components 1.7%
Cooper-Standard Holding, Inc.(a)	43,107	5,171,978
Dana, Inc.	49,600	926,032
Dorman Products, Inc.(a)	37,459	2,881,346
LCI Industries	28,386	2,350,361
Modine Manufacturing Co.(a)	82,700	1,232,230
Tenneco, Inc.	82,200	3,463,908
Tower International, Inc.	25,500	771,375
Visteon Corp.(a)	12,500	1,161,250
Total		17,958,480
Automobiles 0.1%
Winnebago Industries, Inc.	30,400	1,007,760
Distributors 0.2%
Pool Corp.	10,413	1,737,721
Diversified Consumer Services 1.7%
Adtalem Global Education, Inc.(a)	154,399	7,442,032
American Public Education, Inc.(a)	6,800	224,740
Bright Horizons Family Solutions, Inc.(a)	17,988	2,119,706
Grand Canyon Education, Inc.(a)	18,000	2,030,400
Sotheby’s (a)	65,600	3,226,864
Weight Watchers International, Inc.(a)	55,300	3,981,047
Total		19,024,789
Hotels, Restaurants & Leisure 2.8%
BJ’s Restaurants, Inc.	16,100	1,162,420
Bloomin’ Brands, Inc.	75,200	1,488,208
Boyd Gaming Corp.	38,200	1,293,070
Brinker International, Inc.	82,500	3,855,225
Churchill Downs, Inc.	6,599	1,832,542
Dave & Buster’s Entertainment, Inc.	63,889	4,230,730
Dine Brands Global, Inc.	25,000	2,032,750
Extended Stay America, Inc.	176,118	3,562,867
Penn National Gaming, Inc.(a)	108,900	3,584,988
Red Rock Resorts, Inc., Class A	99,457	2,650,529
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Roadhouse, Inc.	57,923	4,013,485
Wingstop, Inc.	18,397	1,255,963
Total		30,962,777
Household Durables 1.1%
Cavco Industries, Inc.(a)	11,422	2,889,766
D.R. Horton, Inc.	46,000	1,940,280
iRobot Corp.(a)	12,178	1,338,606
TRI Pointe Group, Inc.(a)	78,900	978,360
William Lyon Homes, Inc., Class A(a)	77,000	1,223,530
Zagg, Inc.(a)	218,500	3,222,875
Total		11,593,417
Leisure Products 0.8%
Brunswick Corp.	28,892	1,936,342
MCBC Holdings, Inc.(a)	81,811	2,935,378
Sturm Ruger & Co., Inc.	57,900	3,997,995
Total		8,869,715
Media 1.2%
Entravision Communications Corp., Class A	677,400	3,319,260
Gannett Co., Inc.	331,500	3,318,315
National CineMedia, Inc.	356,500	3,775,335
Nexstar Media Group, Inc., Class A	26,500	2,157,100
Total		12,570,010
Specialty Retail 2.9%
Aaron’s, Inc.	35,000	1,906,100
Abercrombie & Fitch Co., Class A	174,900	3,693,888
American Eagle Outfitters, Inc.	190,100	4,720,183
Children’s Place, Inc. (The)	10,000	1,278,000
Foot Locker, Inc.	35,000	1,784,300
Genesco, Inc.(a)	32,000	1,507,200
Hibbett Sports, Inc.(a)	133,500	2,509,800
Restoration Hardware Holdings, Inc.(a)	22,000	2,882,220
Shoe Carnival, Inc.	47,400	1,824,900
Signet Jewelers Ltd.	65,700	4,331,601
Tailored Brands, Inc.	160,400	4,040,476
Tilly’s, Inc.	45,300	858,435
Total		31,337,103
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.(a)	35,200	4,174,016
Fossil Group, Inc.(a)	54,700	1,273,416
Movado Group, Inc.	81,100	3,398,090
Total		8,845,522
Total Consumer Discretionary		143,907,294
Consumer Staples 3.2%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	12,000	3,450,000
MGP Ingredients, Inc.	25,757	2,034,288
Total		5,484,288
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a)	140,798	3,770,571
Ingles Markets, Inc., Class A	27,600	945,300
SpartanNash Co.	123,600	2,479,416
Weis Markets, Inc.	17,400	755,160
Total		7,950,447
Food Products 0.9%
Cal-Maine Foods, Inc.	52,600	2,540,580
John B. Sanfilippo & Son, Inc.	46,700	3,333,446
Post Holdings, Inc.(a)	22,000	2,156,880
TreeHouse Foods, Inc.(a)	36,000	1,722,600
Total		9,753,506
Household Products 0.4%
Central Garden & Pet Co.(a)	84,944	3,061,382
WD-40 Co.	8,362	1,439,100
Total		4,500,482
Personal Products 0.7%
Inter Parfums, Inc.	45,453	2,929,446
Medifast, Inc.	2,900	642,495
Usana Health Sciences, Inc.(a)	29,770	3,588,773
Total		7,160,714
Total Consumer Staples		34,849,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.6%
Energy Equipment & Services 1.9%
Core Laboratories NV	13,734	1,590,809
Diamond Offshore Drilling, Inc.(a)	171,600	3,432,000
Helmerich & Payne, Inc.	25,500	1,753,635
Mammoth Energy Services, Inc.	117,600	3,422,160
Matrix Service Co.(a)	94,800	2,336,820
Oceaneering International, Inc.	40,000	1,104,000
Patterson-UTI Energy, Inc.	62,000	1,060,820
Profire Energy, Inc.(a)	259,800	828,762
Rowan Companies PLC, Class A(a)	72,900	1,372,707
SEACOR Holdings, Inc.(a)	7,600	375,516
TechnipFMC PLC	54,000	1,687,500
Transocean Ltd.(a)	137,000	1,911,150
Total		20,875,879
Oil, Gas & Consumable Fuels 2.7%
Abraxas Petroleum Corp.(a)	146,300	340,879
Arch Coal, Inc.	25,300	2,261,820
California Resources Corp.(a)	25,200	1,222,956
Callon Petroleum Co.(a)	98,000	1,175,020
CVR Energy, Inc.	69,000	2,775,180
Par Pacific Holdings, Inc.(a)	102,000	2,080,800
PBF Energy, Inc., Class A	22,000	1,098,020
PDC Energy, Inc.(a)	35,021	1,714,628
Peabody Energy Corp.	37,800	1,347,192
Renewable Energy Group, Inc.(a)	126,800	3,651,840
REX American Resources Corp.(a)	11,143	841,854
Ship Finance International Ltd.	23,400	325,260
SM Energy Co.	36,000	1,135,080
Southwestern Energy Co.(a)	157,700	805,847
SRC Energy, Inc.(a)	113,000	1,004,570
W&T Offshore, Inc.(a)	455,800	4,393,912
WPX Energy, Inc.(a)	139,000	2,796,680
Total		28,971,538
Total Energy		49,847,417

2	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.5%
Banks 7.8%
BancFirst Corp.	25,700	1,540,715
Bancorp, Inc. (The)(a)	320,500	3,073,595
Bank OZK	31,000	1,176,760
Banner Corp.	36,300	2,256,771
Cathay General Bancorp	94,800	3,928,512
City Holding Co.	7,800	599,040
Customers Bancorp, Inc.(a)	113,010	2,659,125
Eagle Bancorp, Inc.(a)	34,800	1,760,880
East West Bancorp, Inc.	49,000	2,958,130
Enterprise Financial Services Corp.	61,600	3,267,880
First Bancorp	19,100	773,741
First BanCorp(a)	452,900	4,121,390
First Busey Corp.	99,529	3,090,376
First Merchants Corp.	72,300	3,252,777
Great Southern Bancorp, Inc.	34,320	1,899,612
Hancock Whitney Corp.	125,200	5,953,260
Hope Bancorp, Inc.	208,700	3,374,679
Huntington Bancshares, Inc.	174,000	2,596,080
International Bancshares Corp.	69,065	3,107,925
Lakeland Financial Corp.	59,541	2,767,466
Metropolitan Bank Holding Corp.(a)	8,800	361,856
OFG Bancorp	337,000	5,442,550
Popular, Inc.	65,000	3,331,250
Preferred Bank	53,800	3,147,300
Prosperity Bancshares, Inc.	36,000	2,496,600
Renasant Corp.	28,500	1,174,485
S&T Bancorp, Inc.	82,800	3,590,208
Sandy Spring Bancorp, Inc.	52,124	2,048,994
TCF Financial Corp.	94,000	2,238,140
Trico Bancshares	42,992	1,660,351
TriState Capital Holdings, Inc.(a)	16,600	458,160
Western Alliance Bancorp(a)	33,000	1,877,370
Zions Bancorp	56,000	2,808,400
Total		84,794,378
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.4%
Ares Management LP	108,591	2,519,311
Artisan Partners Asset Management, Inc., Class A	109,400	3,544,560
Cohen & Steers, Inc.	62,100	2,521,881
E*TRADE Financial Corp.(a)	24,000	1,257,360
Hamilton Lane, Inc., Class A	26,494	1,173,154
Houlihan Lokey, Inc.	122,029	5,482,763
Moelis & Co., ADR, Class A	31,500	1,726,200
OM Asset Management Plc	173,902	2,156,385
Oppenheimer Holdings, Inc., Class A	13,700	432,920
Virtu Financial, Inc. Class A	64,000	1,308,800
Waddell & Reed Financial, Inc., Class A	165,100	3,496,818
Total		25,620,152
Consumer Finance 1.7%
Curo Group Holdings Corp.(a)	58,000	1,753,340
Encore Capital Group, Inc.(a)	34,500	1,236,825
Enova International, Inc.(a)	108,000	3,110,400
FirstCash, Inc.	34,458	2,825,556
Green Dot Corp., Class A(a)	40,200	3,570,564
Nelnet, Inc., Class A	57,965	3,313,859
PRA Group, Inc.(a)	33,530	1,207,080
SLM Corp.(a)	148,000	1,650,200
Total		18,667,824
Insurance 1.8%
American Equity Investment Life Holding Co.	167,000	5,905,120
CNO Financial Group, Inc.	275,500	5,846,110
Everest Re Group Ltd.	11,000	2,513,170
MBIA, Inc.(a)	161,195	1,723,175
Universal Insurance Holdings, Inc.	83,548	4,056,255
Total		20,043,830
Mortgage Real Estate Investment Trusts (REITS) 0.9%
AG Mortgage Investment Trust, Inc.	28,500	518,130
Arbor Realty Trust, Inc.	39,500	453,460
Invesco Mortgage Capital, Inc.	150,600	2,382,492
Ladder Capital Corp., Class A	218,200	3,696,308
New Residential Investment Corp.	84,000	1,496,880
Starwood Property Trust, Inc.	46,000	989,920
Total		9,537,190

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.9%
Axos Financial, Inc.(a)	62,000	2,132,180
Essent Group Ltd.(a)	108,300	4,792,275
Federal Agricultural Mortgage Corp.	43,700	3,154,266
Flagstar Bancorp, Inc.(a)	73,000	2,297,310
Merchants Bancorp	98,635	2,507,302
MGIC Investment Corp.(a)	538,857	7,172,187
OceanFirst Financial Corp.	77,019	2,096,457
Radian Group, Inc.	237,300	4,904,991
Walker & Dunlop, Inc.	46,582	2,463,256
Total		31,520,224
Total Financials		190,183,598
Health Care 16.5%
Biotechnology 5.4%
ACADIA Pharmaceuticals, Inc.(a)	49,610	1,029,904
Adaptimmune Therapeutics PLC, ADR(a)	87,000	1,179,720
Agios Pharmaceuticals, Inc.(a)	17,607	1,357,852
Alder Biopharmaceuticals, Inc.(a)	149,604	2,490,907
Amicus Therapeutics, Inc.(a)	171,298	2,070,993
Atara Biotherapeutics, Inc.(a)	65,900	2,724,965
bluebird bio, Inc.(a)	12,150	1,773,900
Clovis Oncology, Inc.(a)	35,625	1,046,306
Dynavax Technologies Corp.(a)	99,215	1,230,266
Enanta Pharmaceuticals, Inc.(a)	22,977	1,963,614
Genomic Health, Inc.(a)	22,366	1,570,540
Immunomedics, Inc.(a)	175,190	3,649,208
Insmed, Inc.(a)	66,927	1,353,264
Intercept Pharmaceuticals, Inc.(a)	14,430	1,823,375
Keryx Biopharmaceuticals, Inc.(a)	288,050	979,370
Kiniksa Pharmaceuticals Ltd., Class A(a)	67,111	1,711,330
Ligand Pharmaceuticals, Inc.(a)	12,883	3,536,255
Loxo Oncology, Inc.(a)	24,040	4,106,753
MacroGenics, Inc.(a)	104,888	2,248,799
Mirati Therapeutics, Inc.(a)	24,750	1,165,725
Nightstar Therapeutics PLC, ADR(a)	71,111	1,452,798
Ovid Therapeutics, Inc.(a)	56,968	323,009
Puma Biotechnology, Inc.(a)	51,190	2,347,061
Repligen Corp.(a)	57,451	3,186,232
Sage Therapeutics, Inc.(a)	15,205	2,147,706
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	15,370	2,482,409
Spark Therapeutics, Inc.(a)	31,382	1,711,888
TESARO, Inc.(a)	44,905	1,751,744
Ultragenyx Pharmaceutical, Inc.(a)	26,708	2,038,889
uniQure NV(a)	63,010	2,292,934
Total		58,747,716
Health Care Equipment & Supplies 4.1%
Angiodynamics, Inc.(a)	59,400	1,291,356
Atrion Corp.	3,826	2,658,305
AxoGen, Inc.(a)	87,769	3,234,288
Cutera, Inc.(a)	35,000	1,139,250
Haemonetics Corp.(a)	47,900	5,488,382
Integer Holdings Corp.(a)	44,800	3,716,160
iRhythm Technologies, Inc.(a)	19,100	1,808,006
LeMaitre Vascular, Inc.	83,800	3,246,412
Masimo Corp.(a)	26,794	3,336,925
Merit Medical Systems, Inc.(a)	27,934	1,716,544
Orthofix Medical, Inc.(a)	27,396	1,583,763
Sientra, Inc.(a)	61,102	1,459,116
SurModics, Inc.(a)	51,100	3,814,615
Tactile Systems Technology, Inc.(a)	49,465	3,514,488
Tandem Diabetes Care, Inc.(a)	44,209	1,893,913
Teleflex, Inc.	7,000	1,862,630
Varex Imaging Corp.(a)	104,914	3,006,835
Total		44,770,988
Health Care Providers & Services 3.7%
Amedisys, Inc.(a)	25,359	3,168,861
AMN Healthcare Services, Inc.(a)	63,760	3,487,672
Chemed Corp.	10,375	3,315,642
HealthEquity, Inc.(a)	41,663	3,933,404
LHC Group, Inc.(a)	32,000	3,295,680
Magellan Health, Inc.(a)	48,600	3,501,630
Molina Healthcare, Inc.(a)	22,200	3,301,140
Providence Service Corp. (The)(a)	46,700	3,141,976
RadNet, Inc.(a)	108,100	1,626,905
Tenet Healthcare Corp.(a)	118,400	3,369,664
Tivity Health, Inc.(a)	159,496	5,127,796
Triple-S Management Corp., Class B(a)	150,690	2,846,534
Total		40,116,904

4	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.5%
Luminex Corp.	53,500	1,621,585
Medpace Holdings, Inc.(a)	63,600	3,810,276
Total		5,431,861
Pharmaceuticals 2.8%
Aerie Pharmaceuticals, Inc.(a)	46,600	2,868,230
Amneal Pharmaceuticals, Inc.(a)	60,000	1,331,400
ANI Pharmaceuticals, Inc.(a)	57,200	3,234,088
Endo International PLC(a)	248,200	4,177,206
GW Pharmaceuticals PLC, ADR(a)	9,000	1,554,660
Horizon Pharma PLC(a)	210,010	4,111,996
Medicines Co. (The)(a)	43,020	1,286,728
Odonate Therapeutics, Inc.(a)	58,100	1,127,721
Optinose, Inc.(a)	163,344	2,030,366
Phibro Animal Health Corp., Class A	52,000	2,230,800
Prestige Consumer Healthcare, Inc.(a)	41,600	1,576,224
Reata Pharmaceuticals, Inc., Class A(a)	30,979	2,532,843
Supernus Pharmaceuticals, Inc.(a)	39,035	1,965,412
Total		30,027,674
Total Health Care		179,095,143
Industrials 13.4%
Aerospace & Defense 0.3%
Curtiss-Wright Corp.	12,500	1,717,750
National Presto Industries, Inc.	9,000	1,166,850
Total		2,884,600
Air Freight & Logistics 0.4%
Forward Air Corp.	27,800	1,993,260
XPO Logistics, Inc.(a)	24,500	2,797,165
Total		4,790,425
Airlines 0.3%
Hawaiian Holdings, Inc.	39,000	1,563,900
Skywest, Inc.	27,000	1,590,300
Total		3,154,200
Building Products 1.3%
Advanced Drainage Systems, Inc.	59,900	1,850,910
Armstrong World Industries, Inc.(a)	32,000	2,227,200
Continental Building Product(a)	106,740	4,008,087
Insteel Industries, Inc.	39,100	1,402,908
Common Stocks (continued)
Issuer	Shares	Value ($)
Masonite International Corp.(a)	17,800	1,140,980
NCI Building Systems, Inc.(a)	210,600	3,190,590
Total		13,820,675
Commercial Services & Supplies 2.0%
ACCO Brands Corp.	254,600	2,876,980
Brady Corp., Class A	89,300	3,906,875
Brink’s Co. (The)	20,630	1,438,942
Deluxe Corp.	44,684	2,544,307
Healthcare Services Group, Inc.	51,568	2,094,692
Quad/Graphics, Inc.	157,600	3,284,384
SP Plus Corp.(a)	66,500	2,427,250
Unifirst Corp.	17,558	3,048,947
Total		21,622,377
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc.	66,500	3,750,600
EMCOR Group, Inc.	57,100	4,288,781
Granite Construction, Inc.	37,500	1,713,750
MasTec, Inc.(a)	43,500	1,942,275
Primoris Services Corp.	69,300	1,720,026
Total		13,415,432
Electrical Equipment 1.0%
Atkore International Group, Inc.(a)	145,400	3,857,462
Generac Holdings, Inc.(a)	78,900	4,450,749
GrafTech International Ltd.	139,000	2,711,890
Total		11,020,101
Machinery 3.7%
Barnes Group, Inc.	28,500	2,024,355
Federal Signal Corp.	57,400	1,537,172
Global Brass & Copper Holdings, Inc.	71,400	2,634,660
Gorman-Rupp Co.	25,300	923,450
Harsco Corp.(a)	68,700	1,961,385
Hillenbrand, Inc.	83,400	4,361,820
ITT, Inc.	35,000	2,144,100
Kadant, Inc.	29,100	3,138,435
Kennametal, Inc.	48,500	2,112,660
Meritor, Inc.(a)	48,700	942,832
Milacron Holdings Corp.(a)	174,300	3,529,575
Navistar International Corp.(a)	57,500	2,213,750

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oshkosh Corp.	29,000	2,065,960
Rexnord Corp.(a)	134,000	4,127,200
SPX FLOW, Inc.(a)	53,600	2,787,200
Toro Co. (The)	20,223	1,212,773
Watts Water Technologies, Inc., Class A	6,200	514,600
Woodward, Inc.	23,300	1,884,038
Total		40,115,965
Marine 0.1%
Genco Shipping & Trading Ltd.(a)	62,800	879,200
Professional Services 1.1%
Exponent, Inc.	38,130	2,043,768
ICF International, Inc.	40,912	3,086,811
Kforce, Inc.	92,600	3,481,760
Korn/Ferry International	57,900	2,850,996
Total		11,463,335
Road & Rail 1.0%
ArcBest Corp.	82,280	3,994,694
Hertz Global Holdings, Inc.(a)	62,500	1,020,625
Knight-Swift Transportation Holdings, Inc.	34,000	1,172,320
Saia, Inc.(a)	58,091	4,441,057
USA Truck, Inc.(a)	19,500	394,485
Total		11,023,181
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	55,185	4,318,226
Kaman Corp.	54,100	3,612,798
SiteOne Landscape Supply, Inc.(a)	22,363	1,684,829
Triton International Ltd.	39,300	1,307,511
Total		10,923,364
Total Industrials		145,112,855
Information Technology 14.7%
Communications Equipment 1.9%
CalAmp Corp.(a)	154,300	3,697,028
Ciena Corp.(a)	58,000	1,811,920
Comtech Telecommunications Corp.	88,700	3,217,149
InterDigital, Inc.	46,900	3,752,000
NETGEAR, Inc.(a)	55,600	3,494,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Netscout Systems, Inc.(a)	138,000	3,484,500
Viavi Solutions, Inc.(a)	95,000	1,077,300
Total		20,534,357
Electronic Equipment, Instruments & Components 1.9%
AVX Corp.	42,900	774,345
Benchmark Electronics, Inc.	35,600	833,040
ePlus, Inc.(a)	39,823	3,691,592
Fabrinet (a)	68,100	3,150,306
II-VI, Inc.(a)	67,077	3,172,742
Methode Electronics, Inc.	7,800	282,360
Novanta, Inc.(a)	19,000	1,299,600
SYNNEX Corp.	4,500	381,150
Tech Data Corp.(a)	52,500	3,757,425
TTM Technologies, Inc.(a)	85,000	1,352,350
Vishay Intertechnology, Inc.	100,000	2,035,000
Total		20,729,910
Internet Software & Services 3.1%
Alteryx, Inc., Class A(a)	44,368	2,538,293
Apptio, Inc., Class A(a)	32,698	1,208,518
Endurance International Group Holdings Inc(a)	126,900	1,116,720
Etsy, Inc.(a)	92,300	4,742,374
j2 Global, Inc.	75,850	6,284,173
Mimecast Ltd.(a)	63,826	2,673,033
MINDBODY, Inc., Class A(a)	60,713	2,467,983
Q2 Holdings, Inc.(a)	24,805	1,501,943
Stamps.com, Inc.(a)	17,900	4,048,980
XO Group, Inc.(a)	70,900	2,444,632
Yelp, Inc.(a)	97,200	4,782,240
Total		33,808,889
IT Services 2.2%
Booz Allen Hamilton Holdings Corp.	54,000	2,680,020
CACI International, Inc., Class A(a)	9,200	1,694,180
Cass Information Systems, Inc.	7,000	455,840
CoreLogic, Inc.(a)	30,203	1,492,330
Endava PLC, ADR(a)	49,341	1,428,422
EVERTEC, Inc.	107,800	2,597,980
GreenSky, Inc., Class A(a)	70,000	1,260,000
MAXIMUS, Inc.	67,600	4,398,056

6	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pagseguro Digital Ltd., Class A(a)	54,000	1,494,180
Science Applications International Corp.	16,000	1,289,600
Syntel, Inc.(a)	97,700	4,003,746
TTEC Holdings, Inc.	40,500	1,048,950
Total		23,843,304
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc.(a)	35,195	1,817,822
Amkor Technology, Inc.(a)	429,470	3,173,783
Cirrus Logic, Inc.(a)	97,900	3,778,940
Cree, Inc.(a)	15,000	568,050
Cypress Semiconductor Corp.	125,000	1,811,250
Diodes, Inc.(a)	107,925	3,592,823
Inphi Corp.(a)	50,250	1,908,495
Kulicke & Soffa Industries, Inc.	60,000	1,430,400
Marvell Technology Group Ltd.	115,500	2,229,150
Monolithic Power Systems, Inc.	14,205	1,783,154
Semtech Corp.(a)	30,197	1,678,953
Synaptics, Inc.(a)	80,900	3,690,658
Total		27,463,478
Software 2.9%
Avaya Holdings Corp.(a)	64,300	1,423,602
Blackline, Inc.(a)	22,621	1,277,408
CyberArk Software Ltd.(a)	42,658	3,405,815
Ebix, Inc.	16,800	1,329,720
Imperva, Inc.(a)	76,800	3,567,360
Manhattan Associates, Inc.(a)	35,500	1,938,300
MicroStrategy, Inc., Class A(a)	26,100	3,670,182
Paylocity Holding Corp.(a)	46,500	3,734,880
Progress Software Corp.	95,100	3,356,079
Qualys, Inc.(a)	38,581	3,437,567
Take-Two Interactive Software, Inc.(a)	5,700	786,543
Zscaler, Inc.(a)	29,662	1,209,617
Zuora, Inc., Class A(a)	79,603	1,839,625
Total		30,976,698
Technology Hardware, Storage & Peripherals 0.2%
Immersion Corp.(a)	230,200	2,433,214
Total Information Technology		159,789,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.3%
Chemicals 1.9%
Huntsman Corp.	60,000	1,633,800
Kronos Worldwide, Inc.	84,800	1,378,000
Olin Corp.	53,000	1,361,040
Orion Engineered Carbons SA	200,848	6,447,221
PolyOne Corp.	42,500	1,858,100
Quaker Chemical Corp.	18,356	3,711,767
Trinseo SA	53,900	4,220,370
Total		20,610,298
Metals & Mining 1.3%
Allegheny Technologies, Inc.(a)	62,000	1,832,100
Materion Corp.	63,655	3,851,127
Schnitzer Steel Industries, Inc., Class A	127,600	3,451,580
United States Steel Corp.	67,500	2,057,400
Warrior Met Coal, Inc.	125,600	3,396,224
Total		14,588,431
Paper & Forest Products 1.1%
Boise Cascade Co.	85,800	3,157,440
Louisiana-Pacific Corp.	154,800	4,100,652
Verso Corp., Class A(a)	130,500	4,393,935
Total		11,652,027
Total Materials		46,850,756
Real Estate 6.6%
Equity Real Estate Investment Trusts (REITS) 5.8%
Alexandria Real Estate Equities, Inc.	22,000	2,767,380
American Assets Trust, Inc.	38,000	1,417,020
Chatham Lodging Trust	30,100	628,789
Chesapeake Lodging Trust	60,000	1,924,200
CoreCivic, Inc.	91,811	2,233,762
CorEnergy Infrastructure Trust, Inc.	89,394	3,359,427
Coresite Realty Corp.	22,606	2,512,431
DiamondRock Hospitality Co.	237,200	2,768,124
Duke Realty Corp.	45,000	1,276,650
EastGroup Properties, Inc.	25,500	2,438,310
First Industrial Realty Trust, Inc.	81,000	2,543,400
GEO Group, Inc. (The)	157,500	3,962,700
Highwoods Properties, Inc.	29,000	1,370,540

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hospitality Properties Trust	63,000	1,816,920
Hudson Pacific Properties, Inc.	50,200	1,642,544
InfraREIT, Inc.	32,600	689,490
Investors Real Estate Trust	238,600	1,426,828
Mack-Cali Realty Corp.	81,000	1,722,060
Mid-America Apartment Communities, Inc.	13,900	1,392,502
National Health Investors, Inc.	17,400	1,315,266
Pebblebrook Hotel Trust	104,100	3,786,117
PS Business Parks, Inc.	40,225	5,112,195
Ryman Hospitality Properties, Inc.	9,265	798,365
Sun Communities, Inc.	21,600	2,193,264
Sunstone Hotel Investors, Inc.	250,800	4,103,088
Tier REIT, Inc.	28,400	684,440
UMH Properties, Inc.	162,371	2,539,482
Washington Prime Group, Inc.	92,200	673,060
Xenia Hotels & Resorts, Inc.	172,000	4,076,400
Total		63,174,754
Real Estate Management & Development 0.8%
Altisource Portfolio Solutions SA(a)	10,800	348,084
Colliers International Group, Inc.	19,595	1,519,592
HFF, Inc., Class A	79,100	3,360,168
Marcus & Millichap, Inc.(a)	34,500	1,197,495
RE/MAX Holdings, Inc., Class A	42,000	1,862,700
Total		8,288,039
Total Real Estate		71,462,793
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.2%
ATN International, Inc.	5,300	391,564
Vonage Holdings Corp.(a)	160,000	2,265,600
Total		2,657,164
Wireless Telecommunication Services 0.6%
Boingo Wireless, Inc.(a)	173,597	6,058,535
Total Telecommunication Services		8,715,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.9%
Electric Utilities 1.4%
Alliant Energy Corp.	38,000	1,617,660
El Paso Electric Co.	49,000	2,802,800
IDACORP, Inc.	28,900	2,867,747
Pinnacle West Capital Corp.	35,500	2,810,890
PNM Resources, Inc.	9,200	362,940
Portland General Electric Co.	116,200	5,299,882
Total		15,761,919
Gas Utilities 0.8%
Chesapeake Utilities Corp.	33,730	2,829,947
New Jersey Resources Corp.	57,000	2,627,700
South Jersey Industries, Inc.	62,000	2,186,740
Southwest Gas Holdings, Inc.	14,500	1,145,935
Total		8,790,322
Independent Power and Renewable Electricity Producers 0.4%
Ormat Technologies, Inc.	72,600	3,928,386
Multi-Utilities 0.2%
CMS Energy Corp.	40,000	1,960,000
Water Utilities 0.1%
SJW Corp.	13,375	817,881
Total Utilities		31,258,508
Total Common Stocks (Cost $918,542,484)		1,061,073,350

Limited Partnerships 0.3%

Consumer Discretionary 0.3%
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP	60,500	3,150,840
Total Consumer Discretionary		3,150,840
Total Limited Partnerships (Cost $3,429,119)		3,150,840

8	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	22,201,290	22,199,070
Total Money Market Funds (Cost $22,199,070)		22,199,070
Total Investments in Securities (Cost: $944,170,673)		1,086,423,260
Other Assets & Liabilities, Net		(1,062,678)
Net Assets		1,085,360,582
At September 30, 2018, securities and/or cash totaling $386,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	107	12/2018	USD	9,099,280	—	(150,333)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	13,034,893	175,612,023	(166,445,626)	22,201,290	(635)	(392)	250,081	22,199,070
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	143,907,294	—	—	—	143,907,294
Consumer Staples	34,849,437	—	—	—	34,849,437
Energy	49,847,417	—	—	—	49,847,417
Financials	190,183,598	—	—	—	190,183,598
Health Care	179,095,143	—	—	—	179,095,143
Industrials	145,112,855	—	—	—	145,112,855
Information Technology	159,789,850	—	—	—	159,789,850
Materials	46,850,756	—	—	—	46,850,756
Real Estate	71,462,793	—	—	—	71,462,793
Telecommunication Services	8,715,699	—	—	—	8,715,699
Utilities	31,258,508	—	—	—	31,258,508
Total Common Stocks	1,061,073,350	—	—	—	1,061,073,350
Limited Partnerships
Consumer Discretionary	3,150,840	—	—	—	3,150,840
Money Market Funds	—	—	—	22,199,070	22,199,070
Total Investments in Securities	1,064,224,190	—	—	22,199,070	1,086,423,260
10	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Liability
Futures Contracts	(150,333)	—	—	—	(150,333)
Total	1,064,073,857	—	—	22,199,070	1,086,272,927
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2018	11

Portfolio of Investments
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXXIIR CLO Ltd.(a),(b)
Series 2014-32RA Class A2A
3-month USD LIBOR + 1.550% 05/15/2030	3.864%	8,000,000	7,958,040
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% 11/21/2030	3.527%	7,400,000	7,412,388
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% 04/20/2031	3.809%	6,400,000	6,356,749
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	5,192,162	5,072,020
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% 04/17/2031	3.306%	5,750,000	5,719,312
Series 2014-2RA Class A3
3-month USD LIBOR + 1.500% 05/15/2031	3.655%	6,000,000	5,991,510
CBAM Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.020% 04/17/2031	3.322%	5,250,000	5,213,439
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% 04/17/2031	3.702%	5,250,000	5,184,937
CIFC Funding Ltd.(a),(b)
Series 2013-3RA Class A2
3-month USD LIBOR + 1.400% 04/24/2031	3.750%	5,125,000	5,089,945
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% 04/15/2031	3.309%	5,700,000	5,661,485
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2018-64A Class B
3-month USD LIBOR + 1.650% 04/18/2031	3.620%	13,275,000	13,185,288
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2018-3A Class B1
3-month USD LIBOR + 1.550% 04/20/2030	3.986%	6,000,000	5,999,772
Goldentree Loan Opportunities X Ltd.(a),(b)
Series 2015-10A Class AR
3-month USD LIBOR + 1.120% 07/20/2031	3.311%	2,750,000	2,749,975
Goodgreen (a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	8,469,658	8,431,192
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	3.233%	4,172,776	4,184,135
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	1,733,290	1,723,234
Series 2014-AA Class A
11/25/2026	1.770%	3,129,112	3,072,049
Series 2014-AA Class B
11/25/2026	2.070%	1,601,919	1,574,336
Series 2017-AA Class A
12/26/2028	2.660%	4,562,273	4,472,694
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	3.109%	9,425,000	9,381,428
KKR CLO Ltd.(a),(b)
Series 2022A Class A
3-month USD LIBOR + 1.150% 07/20/2031	3.523%	3,500,000	3,499,650
Series 2022A Class B
3-month USD LIBOR + 1.600% 07/20/2031	3.973%	6,500,000	6,499,175
12	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM XIV LP(a),(b)
Series 2014A Class AR
3-month USD LIBOR + 1.040% 07/20/2031	3.440%	4,000,000	3,992,924
Series 2014A Class BR
3-month USD LIBOR + 1.580% 07/20/2031	3.980%	8,500,000	8,499,720
LoanCore Issuer Ltd.(a),(b)
Series 2018-CRE1 Class A
1-month USD LIBOR + 1.130% 05/15/2028	3.203%	12,775,000	12,799,109
Madison Park Funding XIII Ltd.(a),(b)
Series 2014-13A Class AR2
3-month USD LIBOR + 0.950% 04/19/2030	3.292%	4,000,000	3,994,168
Series 2014-13A Class BR2
3-month USD LIBOR + 1.500% 04/19/2030	3.855%	8,000,000	7,999,864
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class AR2
3-month USD LIBOR + 0.980% 04/15/2031	3.319%	6,725,000	6,708,947
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% 04/15/2031	3.839%	6,000,000	5,979,180
Mosaic Solar Loan Trust(a)
Series 2018-2GS Class A
02/20/2044	4.200%	4,467,226	4,455,025
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	2,732,800	2,665,255
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	4,354,988	4,300,430
Sierra Timeshare Receivables Funding LLC(a)
Series 2015-1A Class A
03/22/2032	2.400%	3,503,042	3,441,826
Series 2015-2A Class A
06/20/2032	2.430%	2,928,688	2,892,406
Series 2016-2A Class A
07/20/2033	2.330%	4,076,007	3,994,154
Series 2018-2A Class B
06/20/2035	3.650%	14,586,339	14,514,179
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% 04/18/2031	3.651%	4,000,000	4,000,508
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% 04/18/2031	4.251%	5,190,000	5,193,737
Symphony CLO XIX Ltd.(a),(b)
Series 2018-19A Class A
3-month USD LIBOR + 0.960% 04/16/2031	3.299%	12,750,000	12,674,138
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,256,810	1,246,707
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% 04/25/2031	3.735%	8,050,000	7,941,438
Voya CLO Ltd.(a),(b),(d)
Series 2013-3A Class A2RR
3-month USD LIBOR + 1.700% 10/18/2031	4.038%	5,000,000	5,000,000
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	9,088,222	8,818,060
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	6,520,916	6,344,558
Total Asset-Backed Securities — Non-Agency (Cost $263,691,765)			261,889,086

Commercial Mortgage-Backed Securities - Non-Agency 8.8%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	15,000,000	14,633,289
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	10,000,000	9,816,275
CD Mortgage Trust
Series 2016-CD1 Class AM
08/10/2049	2.926%	5,125,000	4,755,974

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colony Starwood Homes Trust(a),(b)
Series 2016-2A Class A
1-month USD LIBOR + 1.250% 12/17/2033	3.409%	17,106,106	17,147,886
Commercial Mortgage Pass-Through Certificates(c)
Series 2016-CR28 Class B
02/10/2049	4.802%	11,055,000	11,458,323
Commercial Mortgage Trust(c)
Series 2014-CR15 Class B
02/10/2047	4.833%	10,000,000	10,414,696
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	9,614,750
Series 2014-UBS5 Class B
09/10/2047	4.514%	10,000,000	10,183,421
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,037,698
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	20,000,000	20,097,226
Core Industrial Trust(a)
Series 2015-CALW Class B
02/10/2034	3.252%	8,750,000	8,648,716
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,349,283
Series 2015-WEST Class A
02/10/2037	3.292%	9,814,252	9,592,402
DBCG Mortgage Trust(a),(b)
Series 2017-BBG Class A
1-month USD LIBOR + 0.700% 06/15/2034	2.858%	10,600,000	10,600,129
GS Mortgage Securities Trust
Series 2015-GC28 Class AS
02/10/2048	3.759%	9,337,000	9,265,087
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% 12/17/2036	3.309%	12,175,000	12,195,246
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% 06/17/2037	3.448%	14,325,000	14,329,724
Series 2018-SFR3 Class B
1-month USD LIBOR + 1.150% 07/17/2037	3.150%	14,475,000	14,513,166
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class B
08/15/2047	4.341%	9,100,000	9,209,221
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A4
03/15/2050	3.414%	16,030,000	15,730,733
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	8,800,455
Series 2016-JP3 Class AS
08/15/2049	3.144%	9,500,000	8,977,314
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.177%	5,440,000	5,609,887
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	13,575,000	13,048,608
Morgan Stanley Capital I Trust(a),(c)
Series 2014-CPT Class C
07/13/2029	3.560%	6,550,000	6,450,033
Progress Residential Trust(a),(b)
Series 2016-SFR2 Class A
1-month USD LIBOR + 1.400% 01/17/2034	3.569%	7,167,930	7,179,103
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,961,574	11,534,685
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	13,100,000	12,533,497
Wells Fargo Commercial Mortgage Trust
Series 2017-C38 Class A4
07/15/2050	3.190%	20,000,000	19,129,174
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $330,503,305)			321,856,001

Corporate Bonds & Notes(e) 37.7%

Aerospace & Defense 0.1%
Lockheed Martin Corp.
01/15/2026	3.550%	1,730,000	1,710,402
03/01/2045	3.800%	1,520,000	1,411,594
Rockwell Collins, Inc.
04/15/2047	4.350%	1,000,000	959,407
Total			4,081,403
Airlines 0.2%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	2,155,797	2,164,423

14	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Continental Holdings, Inc.
10/01/2022	4.250%	3,510,000	3,475,655
Total			5,640,078
Apartment REIT 0.1%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,577,186
05/01/2023	3.250%	2,205,000	2,143,273
Total			3,720,459
Automotive 1.1%
Ford Motor Co.
12/08/2026	4.346%	1,960,000	1,846,289
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,600,000	1,689,926
08/02/2021	5.875%	5,150,000	5,380,983
08/03/2022	2.979%	2,300,000	2,180,917
General Motors Co.
10/01/2027	4.200%	1,320,000	1,243,300
04/01/2038	5.150%	4,070,000	3,789,223
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,970,000	1,945,083
03/01/2026	5.250%	3,730,000	3,813,604
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	6,050,000	6,056,982
Jaguar Land Rover Automotive PLC(a)
12/15/2018	4.125%	3,340,000	3,343,985
03/15/2020	3.500%	2,000,000	1,972,708
Tenneco, Inc.
07/15/2026	5.000%	4,090,000	3,637,343
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	3,637,000	3,651,363
Total			40,551,706
Banking 7.7%
Ally Financial, Inc.
03/30/2025	4.625%	5,000,000	4,957,868
American Express Co.
10/30/2024	3.000%	1,500,000	1,431,256
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	4,600,000	4,778,439
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,524,414
Bank of America Corp.(f)
12/20/2023	3.004%	2,897,000	2,809,151
12/20/2028	3.419%	7,792,000	7,308,389
01/20/2048	4.443%	1,330,000	1,323,895
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.
01/21/2044	5.000%	2,130,000	2,276,953
Subordinated
08/26/2024	4.200%	10,620,000	10,656,437
01/22/2025	4.000%	1,750,000	1,725,040
Bank of America NA
Subordinated
10/15/2036	6.000%	1,570,000	1,861,686
Banque Fédérative du Crédit Mutuel SA(a)
04/12/2019	2.000%	2,540,000	2,525,728
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,030,000	1,057,898
Barclays PLC
01/12/2026	4.375%	1,500,000	1,452,468
01/10/2047	4.950%	1,800,000	1,664,221
BB&T Corp.
Subordinated
09/16/2025	3.625%	1,493,000	1,465,889
10/30/2026	3.800%	1,000,000	987,574
BBVA Bancomer SA(a)
Subordinated
09/30/2022	6.750%	7,000,000	7,465,598
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%	1,600,000	1,575,914
BPCE SA(a)
10/23/2027	3.500%	1,350,000	1,229,480
Subordinated
07/21/2024	5.150%	2,960,000	3,011,167
Capital One Bank U.S.A. NA
06/05/2019	2.300%	1,490,000	1,484,493
Subordinated
02/15/2023	3.375%	2,680,000	2,605,708
Capital One Financial Corp.
Subordinated
07/28/2026	3.750%	4,415,000	4,114,678
Citigroup, Inc.
04/08/2019	2.550%	2,200,000	2,197,404
12/08/2021	2.900%	3,000,000	2,937,312
04/25/2022	2.750%	4,200,000	4,077,331
Subordinated
09/29/2027	4.450%	12,650,000	12,502,197
Citigroup, Inc.(f)
10/27/2028	3.520%	5,990,000	5,627,407
Commerzbank AG(a)
Subordinated
09/19/2023	8.125%	1,490,000	1,696,805

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	1,700,000	1,691,486
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	3,420,000	3,405,311
Discover Bank
07/27/2026	3.450%	3,920,000	3,649,728
Fifth Third Bancorp
Subordinated
01/16/2024	4.300%	2,710,000	2,735,336
Fifth Third Bank
10/01/2021	2.875%	2,230,000	2,190,629
Goldman Sachs Group, Inc. (The)
12/13/2019	2.300%	9,240,000	9,159,085
03/15/2020	5.375%	7,570,000	7,803,118
09/15/2020	2.750%	1,530,000	1,513,289
01/24/2022	5.750%	3,100,000	3,297,228
01/23/2025	3.500%	6,510,000	6,302,683
11/16/2026	3.500%	2,340,000	2,221,217
07/08/2044	4.800%	2,970,000	3,031,235
Subordinated
05/22/2045	5.150%	1,750,000	1,789,767
Goldman Sachs Group, Inc. (The)(f)
04/23/2029	3.814%	1,850,000	1,764,974
HSBC Bank U.S.A. NA
Subordinated
11/01/2034	5.875%	820,000	933,381
HSBC Holdings PLC(f)
03/13/2023	3.262%	1,950,000	1,909,565
HSBC Holdings PLC
03/08/2026	4.300%	6,000,000	5,969,094
Subordinated
11/23/2026	4.375%	4,090,000	4,010,396
Intesa Sanpaolo SpA(a)
Subordinated
06/26/2024	5.017%	3,080,000	2,781,228
JPMorgan Chase & Co.
03/01/2021	2.550%	1,770,000	1,736,981
05/10/2021	4.625%	7,100,000	7,329,202
09/23/2022	3.250%	3,280,000	3,250,949
01/23/2025	3.125%	7,500,000	7,190,115
Subordinated
09/10/2024	3.875%	5,470,000	5,414,479
JPMorgan Chase & Co.(f)
05/01/2028	3.540%	2,760,000	2,632,582
07/24/2038	3.882%	2,200,000	2,050,457
11/15/2048	3.964%	2,400,000	2,202,226
01/23/2049	3.897%	1,650,000	1,499,500
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeyBank NA
Subordinated
05/20/2026	3.400%	1,250,000	1,183,166
Morgan Stanley
09/23/2019	5.625%	5,390,000	5,523,866
05/19/2022	2.750%	2,400,000	2,327,436
10/23/2024	3.700%	2,710,000	2,670,345
07/23/2025	4.000%	11,130,000	11,082,174
01/22/2047	4.375%	1,170,000	1,137,889
Subordinated
11/24/2025	5.000%	3,870,000	4,004,660
Morgan Stanley(f)
01/24/2029	3.772%	1,090,000	1,046,831
PNC Bank NA
Subordinated
07/25/2023	3.800%	1,750,000	1,747,496
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%	2,430,000	2,479,868
Regions Bank
Subordinated
06/26/2037	6.450%	2,000,000	2,341,566
Regions Financial Corp.
08/14/2022	2.750%	1,860,000	1,792,735
SunTrust Bank
Subordinated
05/15/2026	3.300%	1,500,000	1,411,419
Synchrony Financial
01/15/2019	2.600%	4,130,000	4,126,341
08/15/2019	3.000%	1,100,000	1,098,067
12/01/2027	3.950%	2,600,000	2,357,589
U.S. Bancorp
Subordinated
09/11/2024	3.600%	630,000	622,484
U.S. Bank NA
01/27/2025	2.800%	2,390,000	2,268,172
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,213,415
09/24/2025	4.125%	1,720,000	1,709,047
UniCredit SpA(a),(f)
Subordinated
06/19/2032	5.861%	6,130,000	5,479,601
Wells Fargo & Co.
07/22/2020	2.600%	5,390,000	5,332,198
01/24/2023	3.069%	2,850,000	2,779,443
09/29/2025	3.550%	4,890,000	4,764,474

16	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
08/15/2023	4.125%	1,300,000	1,315,257
06/03/2026	4.100%	1,750,000	1,728,232
01/15/2044	5.606%	2,861,000	3,170,726
11/04/2044	4.650%	2,295,000	2,234,026
Total			283,746,564
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC/Capital Finance, Inc.
01/23/2030	4.150%	3,000,000	2,692,698
Building Materials 0.3%
Masco Corp.
04/01/2025	4.450%	6,250,000	6,311,219
04/01/2026	4.375%	1,000,000	994,617
Owens Corning
12/15/2022	4.200%	2,185,000	2,193,545
Total			9,499,381
Cable and Satellite 1.3%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	6,110,000	6,172,725
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,400,000	3,227,508
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	11,070,000	11,254,393
10/23/2045	6.484%	1,000,000	1,075,255
Comcast Corp.
08/15/2035	4.400%	1,260,000	1,236,613
05/15/2038	6.400%	3,172,000	3,755,505
03/01/2044	4.750%	808,000	804,561
CSC Holdings LLC(a)
04/15/2027	5.500%	5,700,000	5,539,026
Globo Comunicacao e Participacoes SA(a)
06/08/2025	4.843%	6,077,000	5,696,033
Sirius XM Radio, Inc.(a)
07/15/2024	6.000%	1,900,000	1,968,571
04/15/2025	5.375%	4,000,000	4,013,616
Time Warner Cable LLC
09/01/2041	5.500%	730,000	703,326
09/15/2042	4.500%	960,000	820,912
Total			46,268,044
Chemicals 0.2%
Ashland LLC(f)
08/15/2022	4.750%	3,110,000	3,137,803
Eastman Chemical Co.
08/15/2022	3.600%	1,420,000	1,420,856
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LyondellBasell Industries NV
04/15/2019	5.000%	1,689,000	1,697,535
Total			6,256,194
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	2,450,000	2,327,157
United Rentals North America, Inc.
07/15/2023	4.625%	3,300,000	3,331,218
11/15/2024	5.750%	4,780,000	4,923,725
Total			10,582,100
Consumer Cyclical Services 0.1%
IHS Markit Ltd.(a)
03/01/2026	4.000%	4,655,000	4,444,673
Consumer Products 0.2%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,022,292
Spectrum Brands, Inc.
07/15/2025	5.750%	5,810,000	5,875,752
Total			7,898,044
Diversified Manufacturing 0.1%
General Electric Co.
10/09/2042	4.125%	1,160,000	1,037,497
United Technologies Corp.
04/15/2040	5.700%	1,420,000	1,623,309
Total			2,660,806
Electric 1.9%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,200,000	1,097,729
AES Corp.
05/15/2023	4.875%	2,000,000	2,013,868
05/15/2026	6.000%	2,250,000	2,364,307
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	2,000,000	1,802,428
Cometa Energia SA de CV(a)
04/24/2035	6.375%	7,500,000	7,366,875
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,290,000	2,186,760
Covanta Holding Corp.
03/01/2024	5.875%	3,540,000	3,613,296
Dominion Energy, Inc.
09/15/2022	2.750%	2,630,000	2,534,139
12/01/2024	3.625%	1,820,000	1,780,200
10/01/2025	3.900%	3,000,000	2,953,884
08/01/2041	4.900%	2,050,000	2,104,522

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/15/2021	3.550%	2,860,000	2,870,307
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,474,356
11/15/2042	3.850%	2,830,000	2,678,513
Duke Energy Progress LLC
08/15/2025	3.250%	1,570,000	1,527,298
12/01/2044	4.150%	1,565,000	1,536,138
Exelon Corp.
12/01/2020	5.150%	2,020,000	2,079,774
04/15/2046	4.450%	1,960,000	1,905,396
Exelon Generation Co. LLC
06/15/2022	4.250%	900,000	913,846
06/15/2042	5.600%	760,000	781,928
FirstEnergy Corp.
03/15/2023	4.250%	6,480,000	6,576,461
Florida Power & Light Co.
02/01/2042	4.125%	2,540,000	2,540,122
Georgia Power Co.
03/15/2042	4.300%	700,000	663,794
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,254,817
MidAmerican Energy Co.
10/15/2044	4.400%	2,790,000	2,862,311
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	5,900,000	5,649,315
Pacific Gas & Electric Co.
12/01/2046	4.000%	600,000	525,347
Potomac Electric Power Co.
03/15/2024	3.600%	1,550,000	1,547,904
Southern Power Co.
09/15/2041	5.150%	500,000	504,280
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,159,623
Total			70,869,538
Environmental 0.2%
Republic Services, Inc.
06/01/2022	3.550%	3,200,000	3,198,080
Waste Management, Inc.
06/30/2020	4.750%	2,890,000	2,965,088
Total			6,163,168
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	7,340,000	7,366,622
CIT Group, Inc.
08/15/2022	5.000%	5,930,000	6,048,564
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Lease Finance Corp.
08/15/2022	5.875%	1,800,000	1,910,992
Total			15,326,178
Food and Beverage 1.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	4,240,000	4,184,397
02/01/2026	3.650%	4,710,000	4,572,595
02/01/2046	4.900%	6,200,000	6,243,865
Aramark Services, Inc.(a)
04/01/2025	5.000%	5,210,000	5,237,889
Constellation Brands, Inc.
12/01/2025	4.750%	3,470,000	3,556,306
Kraft Heinz Foods Co.
07/15/2045	5.200%	1,750,000	1,708,572
06/01/2046	4.375%	620,000	545,797
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	5,810,000	5,680,646
Post Holdings, Inc.(a)
08/15/2026	5.000%	6,400,000	6,061,926
Total			37,791,993
Gaming 0.4%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%	3,840,000	3,959,171
International Game Technology PLC(a)
02/15/2022	6.250%	4,363,000	4,522,668
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	5,830,000	5,525,697
Total			14,007,536
Health Care 1.8%
Becton Dickinson and Co.
12/15/2024	3.734%	3,630,000	3,554,394
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,373,686
CVS Health Corp.
07/20/2022	3.500%	2,500,000	2,481,482
12/01/2022	2.750%	2,500,000	2,406,638
03/25/2028	4.300%	5,750,000	5,699,618
03/25/2038	4.780%	1,830,000	1,824,534
03/25/2048	5.050%	1,990,000	2,032,863
DaVita, Inc.
08/15/2022	5.750%	1,270,000	1,294,455
07/15/2024	5.125%	10,480,000	10,163,263
Express Scripts Holding Co.
03/01/2027	3.400%	1,140,000	1,058,685
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,000,000	1,008,780

18	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
03/15/2024	5.000%	4,280,000	4,387,522
02/01/2025	5.375%	2,100,000	2,145,188
IQVIA, Inc.(a)
10/15/2026	5.000%	3,600,000	3,530,844
Medtronic, Inc.
03/15/2025	3.500%	2,860,000	2,835,081
03/15/2035	4.375%	2,030,000	2,097,339
Northwell Healthcare, Inc.
11/01/2047	4.260%	1,370,000	1,301,073
Tenet Healthcare Corp.
10/01/2021	4.375%	2,500,000	2,488,010
05/01/2025	5.125%	4,330,000	4,261,621
Thermo Fisher Scientific, Inc.
08/15/2021	3.600%	3,590,000	3,602,346
02/15/2022	3.300%	896,000	888,337
02/01/2044	5.300%	1,000,000	1,095,963
Universal Health Services, Inc.(a)
08/01/2019	3.750%	1,000,000	1,002,079
08/01/2022	4.750%	2,000,000	2,015,276
Zimmer Biomet Holdings, Inc.
04/01/2020	2.700%	1,740,000	1,722,972
Total			66,272,049
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	2,010,000	1,937,471
Anthem, Inc.
12/01/2027	3.650%	1,600,000	1,522,106
01/15/2043	4.650%	2,180,000	2,146,397
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	1,460,000	1,455,984
UnitedHealth Group, Inc.
12/15/2021	2.875%	2,110,000	2,090,691
03/15/2022	2.875%	3,600,000	3,546,072
07/15/2025	3.750%	2,500,000	2,507,290
07/15/2045	4.750%	1,700,000	1,819,672
Total			17,025,683
Healthcare REIT 0.0%
Welltower, Inc.
03/15/2023	3.750%	1,440,000	1,429,321
Home Construction 0.6%
D.R. Horton, Inc.
08/15/2023	5.750%	1,100,000	1,170,678
Lennar Corp.
04/01/2021	4.750%	6,705,000	6,790,502
04/30/2024	4.500%	2,000,000	1,958,042
11/29/2027	4.750%	2,000,000	1,920,984
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Holdings, Inc.
01/15/2024	5.500%	2,330,000	2,340,525
Toll Brothers Finance Corp.
11/01/2019	6.750%	675,000	698,801
02/15/2028	4.350%	2,280,000	2,090,247
TRI Pointe Group, Inc./Homes
06/15/2019	4.375%	3,540,000	3,552,436
06/15/2024	5.875%	2,600,000	2,583,898
Total			23,106,113
Independent Energy 1.9%
Anadarko Petroleum Corp.
03/15/2026	5.550%	2,710,000	2,880,914
09/15/2036	6.450%	1,610,000	1,838,968
Antero Resources Corp.
12/01/2022	5.125%	6,017,000	6,107,995
Apache Corp.
04/15/2043	4.750%	1,910,000	1,807,897
Cimarex Energy Co.
06/01/2024	4.375%	4,000,000	4,042,056
Concho Resources, Inc.
01/15/2025	4.375%	5,140,000	5,173,616
10/01/2047	4.875%	1,260,000	1,275,210
ConocoPhillips Holding Co.
04/15/2029	6.950%	2,050,000	2,561,344
Continental Resources, Inc.
09/15/2022	5.000%	2,254,000	2,286,586
06/01/2024	3.800%	3,820,000	3,746,904
01/15/2028	4.375%	1,190,000	1,180,668
Diamondback Energy, Inc.
05/31/2025	5.375%	5,660,000	5,780,467
EnCana Corp.
02/01/2038	6.500%	2,590,000	3,053,667
Hess Corp.
04/01/2027	4.300%	1,310,000	1,271,508
01/15/2040	6.000%	2,910,000	3,027,375
Marathon Oil Corp.
06/01/2025	3.850%	3,450,000	3,374,069
Newfield Exploration Co.
01/30/2022	5.750%	6,320,000	6,619,745
Noble Energy, Inc.
12/15/2021	4.150%	2,640,000	2,671,894
Range Resources Corp.
05/15/2025	4.875%	7,970,000	7,568,607
Tullow Oil PLC(a)
03/01/2025	7.000%	1,700,000	1,661,949

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WPX Energy, Inc.
09/15/2024	5.250%		3,210,000	3,228,159
Total				71,159,598
Integrated Energy 0.4%
BP Capital Markets PLC
10/01/2020	4.500%		1,440,000	1,475,973
Cenovus Energy, Inc.
04/15/2027	4.250%		2,600,000	2,513,394
Exxon Mobil Corp.
03/06/2025	2.709%		3,740,000	3,574,628
Lukoil International Finance BV(a)
11/02/2026	4.750%		4,400,000	4,358,543
Shell International Finance BV
08/21/2042	3.625%		2,890,000	2,671,516
Total				14,594,054
Leisure 0.1%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		2,320,000	2,440,466
Life Insurance 0.8%
American International Group, Inc.
02/15/2024	4.125%		9,750,000	9,784,310
07/16/2044	4.500%		1,570,000	1,490,864
CNP Assurances(a),(f)
Subordinated
12/31/2049	4.000%	EUR	5,000,000	6,139,054
MetLife, Inc.
08/13/2042	4.125%		1,020,000	967,164
11/13/2043	4.875%		1,480,000	1,556,293
Principal Financial Group, Inc.
09/15/2022	3.300%		750,000	738,739
Prudential Financial, Inc.
06/21/2020	5.375%		1,270,000	1,314,902
12/14/2036	5.700%		510,000	580,081
12/07/2049	3.935%		3,344,000	3,008,129
Prudential Financial, Inc.(f)
Junior Subordinated
09/15/2042	5.875%		3,800,000	4,028,353
Voya Financial, Inc.
07/15/2043	5.700%		1,440,000	1,585,423
Total				31,193,312
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%		5,750,000	5,556,426
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.5%
21st Century Fox America, Inc.
08/15/2039	6.900%	1,590,000	2,161,589
09/15/2044	4.750%	1,080,000	1,162,826
AMC Networks, Inc.
08/01/2025	4.750%	5,920,000	5,681,720
CBS Corp.
01/15/2026	4.000%	1,850,000	1,808,604
07/01/2042	4.850%	700,000	678,899
Discovery Communications LLC
08/15/2019	5.625%	827,000	845,105
03/20/2028	3.950%	5,090,000	4,831,952
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%	1,395,000	1,397,536
10/01/2028	4.650%	2,850,000	2,853,166
Lamar Media Corp.
01/15/2024	5.375%	4,130,000	4,219,419
Netflix, Inc.
02/01/2021	5.375%	3,840,000	3,946,764
03/01/2024	5.750%	2,890,000	2,965,521
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	2,406,000	2,345,540
TEGNA, Inc.
07/15/2020	5.125%	4,650,000	4,687,870
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,375,771
09/01/2023	4.250%	2,640,000	2,656,883
03/15/2043	4.375%	1,000,000	875,325
Viacom, Inc.(f)
Junior Subordinated
02/28/2057	6.250%	950,000	937,397
Warner Media LLC
01/15/2021	4.700%	1,900,000	1,951,598
07/15/2026	2.950%	5,000,000	4,533,405
02/15/2027	3.800%	2,000,000	1,909,878
12/15/2043	5.350%	1,000,000	985,067
Total			56,811,835
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,500,000	2,650,563
05/15/2028	6.125%	2,320,000	2,390,730
Barrick North America Finance LLC
05/01/2043	5.750%	710,000	788,105
Constellium NV(a)
03/01/2025	6.625%	1,950,000	1,984,866
Freeport-McMoRan, Inc.
03/15/2023	3.875%	3,760,000	3,633,344

20	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Copper Corp.
11/08/2042	5.250%	1,030,000	1,042,623
Steel Dynamics, Inc.
10/01/2024	5.500%	5,000,000	5,113,315
12/15/2026	5.000%	3,500,000	3,490,798
Total			21,094,344
Midstream 2.8%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	5,000,000	4,968,260
05/20/2027	5.750%	1,500,000	1,473,418
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2019	5.500%	2,000,000	2,041,148
12/01/2027	4.250%	1,350,000	1,321,137
Enbridge Energy Partners LP
03/15/2020	5.200%	2,020,000	2,070,361
Enbridge, Inc.
10/01/2023	4.000%	1,450,000	1,461,078
06/10/2044	4.500%	1,300,000	1,259,730
Energy Transfer Equity LP
10/15/2020	7.500%	1,662,000	1,778,722
Energy Transfer Partners LP
10/01/2020	4.150%	2,140,000	2,165,601
02/01/2023	3.600%	2,770,000	2,720,168
03/15/2035	4.900%	1,500,000	1,409,459
02/01/2042	6.500%	1,771,000	1,949,295
06/15/2048	6.000%	830,000	883,473
EnLink Midstream Partners LP
07/15/2026	4.850%	2,890,000	2,806,476
Enterprise Products Operating LLC
09/01/2020	5.200%	5,020,000	5,199,094
03/15/2044	4.850%	4,160,000	4,235,059
Kinder Morgan Energy Partners LP
04/01/2020	6.500%	1,870,000	1,952,566
09/15/2020	5.300%	1,600,000	1,656,539
09/01/2039	6.500%	2,000,000	2,264,818
Kinder Morgan, Inc.
06/01/2045	5.550%	3,250,000	3,441,981
Magellan Midstream Partners LP
07/15/2019	6.550%	2,740,000	2,815,734
MPLX LP
06/01/2025	4.875%	4,700,000	4,854,343
04/15/2038	4.500%	1,320,000	1,242,168
03/01/2047	5.200%	1,130,000	1,132,400
ONEOK, Inc.
07/13/2027	4.000%	2,500,000	2,418,572
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	3,360,000	3,316,938
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	6,800,000	7,246,733
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	958,000	929,263
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,554,915
10/01/2027	4.000%	1,500,000	1,424,344
Sunoco LP/Finance Corp.(a)
02/15/2026	5.500%	7,260,000	7,009,661
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,140,000	2,089,175
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	5,550,000	5,413,120
TransCanada PipeLines Ltd.
08/01/2022	2.500%	1,800,000	1,729,582
Williams Companies, Inc. (The)
11/15/2020	4.125%	3,530,000	3,568,297
01/15/2023	3.700%	4,075,000	4,030,318
09/15/2045	5.100%	2,660,000	2,670,996
Total			103,504,942
Natural Gas 0.2%
NiSource Finance Corp.
02/01/2045	5.650%	1,870,000	2,103,832
Sempra Energy
10/01/2022	2.875%	1,830,000	1,775,117
06/15/2027	3.250%	2,160,000	2,006,037
02/01/2048	4.000%	1,150,000	1,024,213
Total			6,909,199
Office REIT 0.2%
Boston Properties LP
02/01/2026	3.650%	3,020,000	2,925,528
Hudson Pacific Properties LP
11/01/2027	3.950%	2,300,000	2,138,154
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	2,862,793
Total			7,926,475
Oil Field Services 0.1%
Halliburton Co.
11/15/2025	3.800%	2,930,000	2,903,545
11/15/2035	4.850%	2,000,000	2,090,416
Total			4,993,961
Other Industry 0.2%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	5,992,407

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	6,070,000	6,183,812
Hospitality Properties Trust
03/15/2024	4.650%	2,130,000	2,116,315
Total			8,300,127
Packaging 1.0%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	7,090,000	6,959,445
Ball Corp.
11/15/2023	4.000%	5,810,000	5,682,168
Berry Global, Inc.
07/15/2023	5.125%	6,454,000	6,492,330
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	6,040,000	6,072,109
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	3,000,000	2,876,394
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	3,876,431	3,885,389
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	3,330,000	3,309,990
Total			35,277,825
Paper 0.1%
International Paper Co.
08/15/2047	4.400%	2,150,000	1,982,173
Pharmaceuticals 1.8%
AbbVie, Inc.
11/06/2022	2.900%	2,420,000	2,350,319
05/14/2025	3.600%	4,230,000	4,090,084
11/06/2042	4.400%	2,420,000	2,238,193
05/14/2045	4.700%	1,500,000	1,442,566
Allergan Finance LLC
10/01/2022	3.250%	3,980,000	3,907,827
Allergan Funding SCS
06/15/2024	3.850%	1,010,000	999,261
03/15/2035	4.550%	2,580,000	2,502,520
Amgen, Inc.
06/15/2051	4.663%	3,496,000	3,453,216
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	4,200,000	4,440,345
Biogen, Inc.
09/15/2022	3.625%	5,820,000	5,832,792
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celgene Corp.
08/15/2022	3.250%	2,520,000	2,485,889
08/15/2025	3.875%	6,240,000	6,140,722
11/15/2027	3.450%	790,000	736,021
08/15/2045	5.000%	1,450,000	1,435,912
Gilead Sciences, Inc.
12/01/2021	4.400%	2,440,000	2,519,683
03/01/2026	3.650%	9,580,000	9,399,628
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	5,000,000	4,829,670
Teva Pharmaceutical Finance III BV
10/01/2026	3.150%	4,040,000	3,360,791
Zoetis, Inc.
09/12/2027	3.000%	2,840,000	2,627,968
Total			64,793,407
Property & Casualty 0.6%
Allstate Corp. (The)(f)
08/15/2053	5.750%	1,460,000	1,510,249
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	1,440,000	1,430,790
Berkshire Hathaway, Inc.
02/11/2043	4.500%	3,510,000	3,656,901
Chubb INA Holdings, Inc.
03/15/2025	3.150%	3,840,000	3,711,183
05/03/2026	3.350%	1,480,000	1,437,848
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	631,589
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,060,000	2,130,141
Markel Corp.
07/01/2022	4.900%	3,050,000	3,159,644
Travelers Companies, Inc. (The)
03/07/2048	4.050%	960,000	924,823
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	1,909,517
08/01/2044	4.750%	780,000	756,705
Total			21,259,390
Railroads 0.3%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	2,554,274
03/15/2043	4.450%	1,000,000	1,033,082
04/01/2045	4.150%	1,595,000	1,569,123
CSX Corp.
06/01/2027	3.250%	2,850,000	2,697,268

22	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
09/15/2041	4.750%	2,150,000	2,237,271
11/15/2045	4.050%	1,000,000	943,953
Total			11,034,971
Refining 0.1%
Phillips 66
04/01/2022	4.300%	2,880,000	2,960,139
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	6,750,000	6,757,351
McDonald’s Corp.
05/26/2025	3.375%	2,880,000	2,800,134
Total			9,557,485
Retail REIT 0.1%
VEREIT Operating Partnership LP
06/01/2021	4.125%	5,100,000	5,143,523
Retailers 0.5%
Hanesbrands, Inc.(a)
05/15/2024	4.625%	3,640,000	3,541,658
Home Depot, Inc. (The)
02/15/2024	3.750%	1,360,000	1,385,998
04/01/2041	5.950%	3,010,000	3,750,487
Macy’s Retail Holdings, Inc.
02/15/2023	2.875%	2,040,000	1,930,014
SACI Falabella(a)
04/30/2023	3.750%	5,000,000	4,953,495
Walmart, Inc.
06/29/2048	4.050%	2,210,000	2,210,214
Total			17,771,866
Supermarkets 0.1%
Kroger Co. (The)
01/15/2021	3.300%	5,130,000	5,113,225
Technology 2.8%
Apple, Inc.
01/13/2025	2.750%	3,670,000	3,516,770
08/04/2026	2.450%	2,500,000	2,303,085
05/11/2027	3.200%	1,710,000	1,650,256
09/12/2027	2.900%	3,820,000	3,596,079
Broadcom Corp./Cayman Finance Ltd.
01/15/2025	3.125%	2,540,000	2,358,636
01/15/2028	3.500%	1,150,000	1,044,989
Cisco Systems, Inc.
02/15/2039	5.900%	1,200,000	1,491,134
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
03/15/2027	5.000%	6,810,000	6,586,530
Dell International LLC/EMC Corp.(a)
06/15/2024	7.125%	3,790,000	4,064,946
06/15/2026	6.020%	6,870,000	7,337,703
Fidelity National Information Services, Inc.
08/15/2026	3.000%	2,710,000	2,503,815
First Data Corp.(a)
01/15/2024	5.000%	8,130,000	8,191,373
Hewlett Packard Enterprise Co.(f)
10/15/2020	3.600%	5,400,000	5,433,723
Microsoft Corp.
02/12/2025	2.700%	6,020,000	5,764,764
11/03/2025	3.125%	1,480,000	1,447,575
08/08/2036	3.450%	2,200,000	2,094,262
02/06/2047	4.250%	5,250,000	5,499,669
NXP BV/Funding LLC(a)
06/15/2020	4.125%	5,000,000	5,030,580
09/01/2022	3.875%	2,300,000	2,274,732
Oracle Corp.
10/15/2022	2.500%	1,630,000	1,580,997
07/15/2023	3.625%	2,690,000	2,719,630
07/08/2034	4.300%	2,050,000	2,095,307
Sanmina Corp.(a)
06/01/2019	4.375%	2,000,000	2,008,520
Seagate HDD Cayman
11/15/2018	3.750%	750,000	750,236
06/01/2023	4.750%	4,380,000	4,368,047
01/01/2025	4.750%	1,150,000	1,103,631
Sensata Technologies BV(a)
10/01/2025	5.000%	3,030,000	3,022,652
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	3,180,000	3,356,522
Symantec Corp.
09/15/2020	4.200%	3,800,000	3,833,003
Tencent Holdings Ltd.(a)
05/02/2019	3.375%	5,000,000	5,008,925
Total			102,038,091
Transportation Services 0.1%
FedEx Corp.
01/15/2047	4.400%	2,110,000	2,014,012
United Parcel Service, Inc.
11/15/2024	2.800%	3,480,000	3,337,724
Total			5,351,736
Wireless 0.8%
America Movil SAB de CV
07/16/2022	3.125%	3,490,000	3,418,843

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Tower Corp.
09/01/2020	5.050%	1,950,000	2,006,072
10/15/2026	3.375%	3,650,000	3,399,920
Crown Castle International Corp.
01/15/2023	5.250%	6,310,000	6,617,789
IHS Netherlands Holdco BV(a)
10/27/2021	9.500%	3,300,000	3,363,132
Sprint Communications, Inc.(a)
11/15/2018	9.000%	1,569,000	1,579,833
Sprint Communications, Inc.
11/15/2022	6.000%	2,930,000	2,988,600
T-Mobile U.S.A., Inc.
02/01/2028	4.750%	6,730,000	6,326,402
Total			29,700,591
Wirelines 1.3%
AT&T, Inc.
03/01/2021	5.000%	2,600,000	2,689,024
08/15/2021	3.875%	3,080,000	3,107,298
05/15/2025	3.400%	8,470,000	8,060,560
03/01/2037	5.250%	1,800,000	1,792,294
05/15/2046	4.750%	2,020,000	1,843,622
03/01/2047	5.450%	1,000,000	999,634
AT&T, Inc.(a)
11/15/2046	5.150%	2,465,000	2,358,692
CenturyLink, Inc.
09/15/2019	6.150%	1,505,000	1,541,463
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	3,510,000	3,328,147
Orange SA
09/14/2021	4.125%	2,252,000	2,302,265
02/06/2044	5.500%	720,000	809,602
Telefonica Emisiones SAU
02/16/2021	5.462%	2,410,000	2,515,563
03/08/2047	5.213%	1,220,000	1,194,323
Verizon Communications, Inc.
11/01/2024	3.500%	2,280,000	2,246,425
11/01/2041	4.750%	7,410,000	7,307,223
08/21/2054	5.012%	2,000,000	2,005,002
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	3,800,000	3,798,252
Total			47,899,389
Total Corporate Bonds & Notes (Cost $1,398,706,775)			1,380,394,686

Foreign Government Obligations(e),(g) 11.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 0.2%
Argentine Republic Government International Bond
01/26/2027	6.875%		3,000,000	2,561,292
07/06/2028	6.625%		5,000,000	4,118,745
Total				6,680,037
Brazil 0.2%
Brazilian Government International Bond
01/07/2041	5.625%		2,000,000	1,819,826
Petrobras Global Finance BV
01/27/2025	5.299%		5,550,000	5,191,209
Total				7,011,035
Canada 0.2%
CNOOC Nexen Finance ULC
04/30/2024	4.250%		2,170,000	2,189,964
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		3,430,000	3,301,286
Total				5,491,250
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%		2,300,000	2,304,874
10/30/2042	3.625%		800,000	744,402
Total				3,049,276
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		3,600,000	3,670,387
09/18/2037	7.375%		5,350,000	6,751,679
01/18/2041	6.125%		1,420,000	1,609,405
Total				12,031,471
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%		2,400,000	2,450,261
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,000,000	1,019,432
Hungary 1.4%
Hungary Government Bond
10/27/2027	3.000%	HUF	14,149,990,000	48,670,912
Hungary Government International Bond
03/29/2041	7.625%		1,900,000	2,648,433
Total				51,319,345

24	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(e),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.1%
Indonesia Government International Bond(a)
01/08/2026	4.750%		4,200,000	4,264,281
01/08/2046	5.950%		700,000	784,839
Total				5,049,120
Italy 0.1%
Republic of Italy
09/27/2023	6.875%		2,900,000	3,150,192
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%		2,500,000	2,346,013
Kazakhstan 0.0%
KazTransGas JSC(a)
09/26/2027	4.375%		1,218,000	1,161,921
Mexico 5.0%
Mexican Bonos
12/07/2023	8.000%	MXN	2,900,390,000	156,555,501
Mexico Government International Bond
01/21/2026	4.125%		4,000,000	3,967,868
03/28/2027	4.150%		2,500,000	2,458,278
03/08/2044	4.750%		4,774,000	4,565,496
Pemex Project Funding Master Trust
03/05/2020	6.000%		1,041,000	1,073,448
Petroleos Mexicanos
01/24/2022	4.875%		4,620,000	4,679,275
08/04/2026	6.875%		5,000,000	5,264,145
06/15/2035	6.625%		470,000	465,731
06/02/2041	6.500%		850,000	793,158
06/27/2044	5.500%		2,460,000	2,080,670
Petroleos Mexicanos(a)
02/12/2048	6.350%		1,000,000	912,868
Total				182,816,438
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%		3,500,000	3,302,701
Norway 0.1%
Equinor ASA
01/17/2023	2.450%		2,750,000	2,648,456
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%		3,000,000	3,747,303
Foreign Government Obligations(e),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
04/15/2026	5.000%		2,300,000	2,338,263
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%		4,300,000	4,429,985
03/14/2037	6.550%		780,000	985,667
Total				5,415,652
Philippines 0.2%
Philippine Government International Bond
10/23/2034	6.375%		4,700,000	5,861,567
Poland 0.1%
Poland Government International Bond
01/22/2024	4.000%		5,300,000	5,403,742
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
08/16/2037	7.288%		1,600,000	1,784,997
Russian Foreign Bond - Eurobond(a)
06/24/2028	12.750%		2,000,000	3,204,362
Total				4,989,359
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
10/26/2021	2.375%		4,300,000	4,149,079
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%		4,500,000	4,899,478
Slovenia 0.0%
Slovenia Government International Bond(a)
02/18/2024	5.250%		660,000	712,834
South Africa 2.5%
Republic of South Africa Government Bond
02/28/2023	7.750%	ZAR	566,000,000	39,118,270
12/21/2026	10.500%	ZAR	353,300,000	27,136,838
01/31/2030	8.000%	ZAR	376,000,000	24,024,834
South Africa Government International Bond
01/17/2024	4.665%		1,530,000	1,496,470
Total				91,776,412
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%		3,000,000	2,647,836

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	25

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(e),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.2%
QNB Finansbank AS(a)
04/30/2019	6.250%	6,900,000	6,891,099
Uruguay 0.0%
Uruguay Government International Bond
06/18/2050	5.100%	1,400,000	1,428,637
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%	2,000,000	1,968,060
Total Foreign Government Obligations (Cost $457,856,148)			431,756,269

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	2,050,000	2,962,988
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	613,568
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%	1,000,000	1,060,320
University of Texas System (The)
Revenue Bonds
Build America Bonds
Series 2010D
08/15/2042	5.134%	2,310,000	2,653,381
Total			7,290,257
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,068,340
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	1,350,000	1,272,982
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2010F-1
12/01/2037	6.271%	950,000	1,197,675
Total			3,538,997
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,099,809
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,280,391
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,021,338
Total			2,301,729
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,229,040
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,990,000	2,062,177
Total			4,291,217
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,567,674
Special Non Property Tax 0.0%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,935,671

26	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,299,608
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	2,050,000	2,862,230
Series 2010
11/01/2040	7.600%	1,245,000	1,850,369
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,422,329
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	1,000,000	1,459,580
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	3,220,000	3,090,395
State of Washington
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2040	5.140%	3,545,000	4,137,547
Total			15,822,450
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,159,949
11/15/2040	6.814%	1,100,000	1,450,372
Total			3,610,321
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,698,845
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,824,257
Series 2010A
01/01/2041	7.102%	2,020,000	2,783,742
Total			6,306,844
Water & Sewer 0.2%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2050	6.950%	270,000	381,896
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	2,000,000	2,485,220
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,249,691
San Diego County Water Authority Financing Corp.
Revenue Bonds
Build America Bonds
Series 2010
05/01/2049	6.138%	1,900,000	2,470,570
Total			6,587,377
Total Municipal Bonds (Cost $51,362,858)			57,651,954

Residential Mortgage-Backed Securities - Agency 20.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	893,576	933,505
03/01/2034- 08/01/2038	5.500%	2,288,195	2,478,623
02/01/2038	6.000%	723,821	800,435
02/01/2043	3.000%	13,698,022	13,225,170

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	27

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.870% 07/01/2036	4.179%	1,950,322	2,048,781
1-year CMT + 2.250% 07/01/2036	4.352%	2,222,930	2,345,964
1-year CMT + 2.135% 10/01/2036	3.910%	1,573,246	1,649,025
1-year CMT + 2.253% 04/01/2037	4.019%	1,504,850	1,583,345
12-month USD LIBOR + 1.743% 02/01/2038	3.840%	915,611	957,872
12-month USD LIBOR + 1.783% 06/01/2038	3.895%	487,101	510,414
12-month USD LIBOR + 1.880% 07/01/2040	4.630%	408,751	429,236
12-month USD LIBOR + 1.778% 09/01/2040	4.084%	674,564	690,191
12-month USD LIBOR + 1.778% 02/01/2041	3.785%	548,162	563,449
12-month USD LIBOR + 1.880% 05/01/2041	4.234%	138,462	145,266
12-month USD LIBOR + 1.890% 07/01/2041	3.676%	974,844	990,437
12-month USD LIBOR + 1.829% 07/01/2041	3.995%	1,060,815	1,089,138
12-month USD LIBOR + 1.650% 12/01/2042	2.077%	3,246,657	3,278,591
12-month USD LIBOR + 1.653% 02/01/2043	2.317%	3,608,502	3,532,021
12-month USD LIBOR + 1.640% 02/01/2043	3.472%	515,953	535,002
12-month USD LIBOR + 1.650% 06/01/2043	4.276%	374,749	387,332
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	690,449	765,967
07/01/2031- 01/01/2042	5.000%	20,268,251	21,466,153
04/01/2033- 01/01/2039	5.500%	9,352,852	10,096,624
07/01/2033- 11/01/2040	4.500%	12,612,091	13,147,177
12/01/2033- 09/01/2037	6.000%	4,337,016	4,771,453
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2040- 04/01/2046	4.000%	67,841,851	68,710,330
12/01/2040- 05/01/2046	3.500%	132,364,104	130,963,051
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% 06/01/2035	4.047%	2,353,228	2,433,775
6-month USD LIBOR + 1.565% 06/01/2035	4.052%	1,083,829	1,122,267
6-month USD LIBOR + 1.565% 06/01/2035	4.055%	1,185,606	1,227,540
6-month USD LIBOR + 1.565% 06/01/2035	4.059%	1,357,374	1,402,709
1-year CMT + 2.172% 03/01/2038	4.153%	1,849,654	1,941,479
12-month USD LIBOR + 1.787% 03/01/2040	3.662%	623,526	653,668
12-month USD LIBOR + 1.790% 08/01/2040	3.606%	681,727	695,584
12-month USD LIBOR + 1.764% 10/01/2040	3.942%	1,113,476	1,139,227
12-month USD LIBOR + 1.750% 08/01/2041	4.500%	888,768	928,001
12-month USD LIBOR + 1.818% 09/01/2041	3.326%	612,215	617,376
12-month USD LIBOR + 1.610% 03/01/2047	3.186%	6,504,671	6,433,230
12-month USD LIBOR + 1.610% 04/01/2047	3.177%	6,474,292	6,411,674
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% 11/25/2035	2.516%	1,217,232	1,216,732
CMO Series 2006-43 Class FM
1-month USD LIBOR + 0.300% 06/25/2036	2.516%	483,097	482,339
CMO Series 2007-36 Class FB
1-month USD LIBOR + 0.400% 04/25/2037	2.616%	2,046,802	2,052,577

28	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h)
10/11/2048	3.000%	112,000,000	107,158,878
10/11/2048	3.500%	75,165,000	73,964,532
10/11/2048	4.000%	22,000,000	22,214,843
10/11/2048	4.500%	58,850,000	60,705,505
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	5.466%	5,972,000	6,697,026
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	8,692,986	9,276,205
02/15/2040- 06/15/2041	4.500%	19,868,028	20,854,818
07/15/2040- 09/20/2045	4.000%	20,123,902	20,632,860
04/20/2042- 04/20/2046	3.500%	47,650,208	47,583,646
07/20/2046	2.500%	16,839,140	15,804,360
Government National Mortgage Association(h)
10/20/2046	2.500%	15,000,000	14,067,774
10/23/2047	4.000%	45,000,000	45,764,649
Total Residential Mortgage-Backed Securities - Agency (Cost $778,848,127)			761,577,826

Residential Mortgage-Backed Securities - Non-Agency 8.8%

Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2005-6 Class 1A1
08/25/2035	4.441%	2,637,928	2,415,647
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% 02/25/2036	3.870%	3,055,356	3,081,394
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,692,960	1,739,593
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2004-UST1 Class A4
08/25/2034	4.051%	565,490	551,017
CMO Series 2005-4 Class A
08/25/2035	4.486%	2,425,617	2,478,651
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% 09/25/2035	4.240%	1,880,138	1,904,399
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	543,466	553,277
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	149,305	151,373
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2005-3 Class 1A1
07/25/2035	5.397%	5,600,800	5,635,419
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	4.101%	1,234,074	1,238,979
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2017-HL1 Class A3
06/25/2047	3.500%	13,406,034	13,206,807
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% 05/25/2024	4.816%	5,525,000	5,876,931
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% 05/25/2024	4.816%	7,683,746	8,145,686
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	8.116%	6,000,000	6,954,105
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	6.466%	5,745,000	6,489,118
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	5.216%	4,630,000	4,985,715
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	4.416%	4,500,000	4,637,530
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% 02/25/2030	5.016%	8,200,000	8,562,053
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% 05/25/2030	4.616%	9,550,000	9,891,908
Subordinated CMO Series 2018-C03 Class 1M2
1-month USD LIBOR + 2.150% 10/25/2030	4.366%	2,000,000	2,025,755
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	4.016%	3,500,000	3,477,850

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	29

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR3 Class 4A1
08/25/2035	4.387%	562,315	564,569
CMO Series 2006-AR4 Class 1A2
01/25/2037	3.708%	3,206,144	2,903,251
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	8,184,398	8,078,080
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA4 Class M2
1-month USD LIBOR + 1.300% 03/25/2029	3.516%	3,650,000	3,684,294
CMO Series 2016-HQA3 Class M2
1-month USD LIBOR + 1.350% 03/25/2029	3.566%	7,500,000	7,612,408
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
09/25/2035	3.903%	1,885,433	1,921,726
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	1,522,251	1,590,392
JPMorgan Mortgage Trust(c)
CMO Series 2005-A4 Class 1A1
07/25/2035	4.229%	1,012,383	1,017,919
CMO Series 2005-A4 Class 2A1
07/25/2035	4.130%	654,248	654,351
CMO Series 2005-S2 Class 3A1
02/25/2032	7.164%	251,298	257,292
CMO Series 2006-A3 Class 7A1
04/25/2035	3.859%	1,009,200	1,036,285
CMO Series 2006-A4 Class 3A1
06/25/2036	4.029%	2,711,488	2,518,995
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	4,470,173	4,790,418
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	4.416%	1,096,966	1,125,515
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	3.539%	1,864,707	1,950,051
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2017-2 Class A1
07/25/2059	2.750%	7,048,413	6,896,297
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	5,454,294	5,484,552
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% 06/25/2057	3.716%	8,563,177	8,753,185
PHH Mortgage Capital Trust(c)
CMO Series 2007-6 Class A1
12/18/2037	5.863%	563	564
RALI Trust
CMO Series 2006-QS17 Class A5
12/25/2036	6.000%	5,759,109	5,273,435
Sequoia Mortgage Trust(c)
CMO Series 2012-1 Class 1A1
01/25/2042	2.865%	115,551	111,783
Sequoia Mortgage Trust(a)
CMO Series 2013-12 Class A1
12/25/2043	4.000%	1,375,477	1,375,155
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	10,008,545	9,999,899
Sequoia Mortgage Trust(a),(c)
CMO Series 2018-2 Class A4
02/25/2048	3.500%	7,603,391	7,512,447
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	7,453,995	7,503,079
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	4.312%	2,330,973	2,344,457
Thornburg Mortgage Securities Trust(c)
CMO Series 2006-4 Class A2B
07/25/2036	4.097%	7,117,757	6,907,437
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	16,257,000	15,567,658
CMO Series 2018-1 Class A1
01/25/2058	3.000%	3,190,408	3,130,010
CMO Series 2018-4 Class A1
06/25/2058	3.000%	10,000,000	9,662,905
Towd Point Mortgage Trust(a)
CMO Series 2017-4 Class A1
06/25/2057	2.750%	7,143,358	6,948,517
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	297,854	301,888
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR7 Class A3
08/25/2035	4.072%	3,286,479	3,309,526
Wells Fargo Mortgage-Backed Securities(c)
CMO Series 2005-AR4 Class 2A1
04/25/2035	4.005%	1,839,174	1,857,409

30	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	625,407	636,668
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	87,492	86,209
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	3,898,486	3,914,356
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	3,020,956	3,004,985
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	631,343	632,301
CMO Series 2006-10 Class A4
08/25/2036	6.000%	494,466	494,636
CMO Series 2006-13 Class A5
10/25/2036	6.000%	2,450,752	2,430,668
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	925,657	925,316
CMO Series 2006-8 Class A10
07/25/2036	6.000%	1,607,944	1,618,390
CMO Series 2006-8 Class A15
07/25/2036	6.000%	2,350,201	2,365,469
CMO Series 2006-8 Class A9
07/25/2036	6.000%	2,029,284	2,042,466
CMO Series 2007-11 Class A3
08/25/2037	6.000%	518,473	515,037
CMO Series 2007-11 Class A36
08/25/2037	6.000%	3,772,347	3,747,348
CMO Series 2007-13 Class A1
09/25/2037	6.000%	2,132,545	2,135,546
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	291,128	296,414
CMO Series 2007-15 Class A1
11/25/2037	6.000%	883,060	876,362
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	239,888	240,338
CMO Series 2007-4 Class A15
04/25/2037	6.000%	912,805	919,046
CMO Series 2007-7 Class A1
06/25/2037	6.000%	1,311,383	1,314,662
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	835,606	875,605
Series 2006-6 Class 1A16
05/25/2036	5.750%	4,653,594	4,589,717
Series 2007-10 Class 2A9
07/25/2037	6.000%	4,211,754	4,103,010
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-12 Class A7
09/25/2037	5.500%	948,051	952,780
Series 2007-8 Class 2A2
07/25/2037	6.000%	2,251,921	2,242,132
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-A Class A1
02/25/2034	3.915%	342,195	353,793
CMO Series 2004-Z Class 2A2
12/25/2034	3.760%	1,605,302	1,638,398
CMO Series 2005-AR10 Class 2A17
06/25/2035	4.213%	3,441,129	3,540,237
CMO Series 2005-AR12 Class 2A6
06/25/2035	4.130%	2,019,036	2,065,618
CMO Series 2005-AR16 Class 3A2
03/25/2035	4.207%	2,026,340	2,056,453
CMO Series 2005-AR16 Class 6A3
10/25/2035	4.477%	3,162,005	3,192,560
CMO Series 2006-AR1 Class 1A1
03/25/2036	4.045%	3,899,870	3,739,891
CMO Series 2006-AR10 Class 1A1
07/25/2036	4.263%	1,047,095	1,024,367
CMO Series 2006-AR10 Class 2A1
07/25/2036	4.302%	1,072,299	1,068,279
CMO Series 2006-AR10 Class 4A1
07/25/2036	3.907%	3,486,859	3,519,329
CMO Series 2006-AR10 Class 5A6
07/25/2036	4.231%	1,420,067	1,440,250
CMO Series 2006-AR12 Class 1A1
09/25/2036	4.704%	1,492,172	1,492,896
CMO Series 2006-AR14 Class 1A7
10/25/2036	4.644%	3,033,744	2,932,529
CMO Series 2006-AR14 Class 2A1
10/25/2036	4.603%	1,909,543	1,901,329
CMO Series 2006-AR16 Class A1
10/25/2036	4.705%	3,118,644	3,074,417
CMO Series 2006-AR19 Class A1
12/25/2036	3.898%	3,775,527	3,528,369
CMO Series 2006-AR2 Class 2A3
03/25/2036	3.964%	1,034,103	1,045,930
CMO Series 2006-AR5 Class 2A1
04/25/2036	4.191%	4,620,473	4,643,513
CMO Series 2006-AR7 Class 2A1
05/25/2036	4.323%	1,629,609	1,666,084
CMO Series 2007-AR10 Class 1A1
01/25/2038	3.926%	418,318	399,439

CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	31

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-AR7 Class A1
12/28/2037	4.119%	702,585	685,339
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $321,076,430)			322,617,437

U.S. Treasury Obligations 9.0%

U.S. Treasury(i)
11/15/2018	1.250%	15,000,000	14,983,401
U.S. Treasury
05/31/2020	2.500%	40,000,000	39,812,862
06/30/2020	2.500%	45,000,000	44,775,785
08/15/2021	2.750%	25,000,000	24,908,654
05/31/2023	2.750%	20,000,000	19,837,376
08/15/2028	2.875%	20,000,000	19,694,623
05/15/2042	3.000%	26,000,000	25,182,580
05/15/2043	2.875%	13,000,000	12,291,923
08/15/2044	3.125%	36,000,000	35,545,726
11/15/2044	3.000%	36,000,000	34,748,614
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	2.500%	26,000,000	22,771,500
05/15/2045	3.000%	29,000,000	27,982,317
11/15/2045	3.000%	8,000,000	7,716,990
Total U.S. Treasury Obligations (Cost $341,402,660)			330,252,351

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(j),(k)	107,662,510	107,651,743
Total Money Market Funds (Cost $107,651,743)		107,651,743
Total Investments in Securities (Cost: $4,051,099,811)		3,975,647,353
Other Assets & Liabilities, Net		(310,286,075)
Net Assets		3,665,361,278

At September 30, 2018, securities and/or cash totaling $4,698,539 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
61,123,222 MYR	14,701,917 USD	Goldman Sachs	12/19/2018	—	(51,099)
984,464,665 PHP	18,033,131 USD	Goldman Sachs	12/19/2018	—	(60,681)
487,344,882 THB	14,918,112 USD	Goldman Sachs	12/19/2018	—	(190,036)
17,575,027 USD	268,194,912,019 IDR	Goldman Sachs	12/19/2018	188,058	—
14,725,365 USD	61,123,222 MYR	Goldman Sachs	12/19/2018	27,652	—
33,883,960 USD	278,902,263 NOK	Goldman Sachs	12/19/2018	503,169	—
15,027,594 USD	487,344,882 THB	Goldman Sachs	12/19/2018	80,554	—
13,934,612 EUR	16,330,794 USD	JPMorgan	12/19/2018	42,508	—
2,961,416,108 MXN	153,401,508 USD	JPMorgan	12/19/2018	—	(2,900,906)
19,178,165,153 HUF	68,903,422 USD	UBS	12/19/2018	—	(416,976)
37,504,413 USD	48,636,023 CAD	UBS	12/19/2018	215,246	—
1,293,668,332 ZAR	85,452,694 USD	UBS	12/19/2018	—	(5,067,269)
Total				1,057,187	(8,686,967)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	364	12/2018	USD	51,540,868	—	(993,902)
U.S. Treasury 2-Year Note	402	12/2018	USD	84,820,211	—	(208,326)
U.S. Ultra Bond	170	12/2018	USD	26,373,676	—	(638,891)
Total					—	(1,841,119)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(466)	12/2018	USD	(55,679,120)	553,116	—

32	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Goldman Sachs	06/20/2023	5.000	Quarterly	3.069	USD	22,180,000	422,420	—	—	422,420	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $808,299,652, which represents 22.05% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	109,784,057	685,872,789	(687,994,336)	107,662,510	5,646	(6,351)	830,729	107,651,743
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
CAD	Canada Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
THB	Thailand Baht
CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	33

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
34	CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	256,889,086	5,000,000	—	261,889,086
Commercial Mortgage-Backed Securities - Non-Agency	—	321,856,001	—	—	321,856,001
Corporate Bonds & Notes	—	1,380,394,686	—	—	1,380,394,686
Foreign Government Obligations	—	431,756,269	—	—	431,756,269
Municipal Bonds	—	57,651,954	—	—	57,651,954
Residential Mortgage-Backed Securities - Agency	—	761,577,826	—	—	761,577,826
Residential Mortgage-Backed Securities - Non-Agency	—	322,617,437	—	—	322,617,437
U.S. Treasury Obligations	330,252,351	—	—	—	330,252,351
Money Market Funds	—	—	—	107,651,743	107,651,743
Total Investments in Securities	330,252,351	3,532,743,259	5,000,000	107,651,743	3,975,647,353
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,057,187	—	—	1,057,187
Futures Contracts	553,116	—	—	—	553,116
Swap Contracts	—	422,420	—	—	422,420
Liability
Forward Foreign Currency Exchange Contracts	—	(8,686,967)	—	—	(8,686,967)
Futures Contracts	(1,841,119)	—	—	—	(1,841,119)
Total	328,964,348	3,525,535,899	5,000,000	107,651,743	3,967,151,990
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
CTIVPSM – American Century Diversified Bond Fund | Quarterly Report 2018	35

Portfolio of Investments
CTIVPSM – AQR International Core Equity Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Australia 5.5%
Alumina Ltd.	1,468,612	2,939,914
Aristocrat Leisure Ltd.	35,752	734,237
Aurizon Holdings Ltd.	1,143,402	3,394,696
BHP Billiton Ltd.	532,969	13,276,738
BlueScope Steel Ltd.	1,105,225	13,555,304
Brambles Ltd.	212,163	1,670,911
Caltex Australia Ltd.	388,396	8,390,839
Challenger Ltd.	107,495	869,784
CIMIC Group Ltd.	48,237	1,790,326
Cochlear Ltd.	8,225	1,192,592
CSL Ltd.	85,252	12,387,066
Dexus Property Group	248,314	1,897,007
Goodman Group	164,530	1,234,235
GPT Group (The)	224,713	846,336
Insurance Australia Group Ltd.	1,265,316	6,689,366
LendLease Group	268,581	3,815,992
Macquarie Group Ltd.	113,453	10,320,636
Mirvac Group	6,290,752	10,964,790
Newcrest Mining Ltd.	735,467	10,327,634
REA Group Ltd.	40,433	2,508,565
Rio Tinto Ltd.	68,654	3,904,523
Scentre Group	480,804	1,381,715
South32 Ltd.	6,491,223	18,242,319
Stockland	403,495	1,212,081
Vicinity Centres	376,606	714,514
Wesfarmers Ltd.	88,610	3,190,776
Woodside Petroleum Ltd.	74,700	2,083,895
Total		139,536,791
Belgium 1.0%
Ageas	129,598	6,968,257
KBC Group NV	104,537	7,779,992
Telenet Group Holding NV	22,850	1,258,053
UCB SA	90,364	8,120,589
Total		24,126,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 2.6%
Carlsberg A/S, Class B	40,265	4,829,618
Coloplast A/S, Class B	35,329	3,612,712
Danske Bank A/S	198,827	5,222,270
H Lundbeck A/S	55,525	3,429,412
Novo Nordisk A/S, Class B	988,579	46,543,818
Ørsted A/S	26,350	1,789,924
Total		65,427,754
Finland 2.0%
Fortum OYJ	873,865	21,905,243
Neste OYJ	90,896	7,514,081
Nokian Renkaat OYJ	114,084	4,674,417
Sampo OYJ, Class A	24,395	1,263,243
UPM-Kymmene OYJ	337,146	13,230,791
Wartsila OYJ	42,579	830,037
Total		49,417,812
France 11.4%
Accor SA	84,087	4,317,165
Air Liquide SA	9,537	1,254,564
Alstom SA	81,215	3,629,403
AtoS	97,480	11,600,868
Bouygues SA	165,169	7,139,580
Capgemini SE	114,296	14,385,051
Cie de Saint-Gobain	17,393	750,112
Cie Generale des Etablissements Michelin CSA	50,599	6,048,106
CNP Assurances	73,297	1,766,707
Dassault Systemes	38,318	5,727,976
Edenred	29,443	1,122,287
Eiffage SA	92,808	10,361,699
Electricite de France SA	132,040	2,318,740
Engie SA	819,872	12,055,975
EssilorLuxottica	5,867	868,174
Gecina SA	4,454	743,636
Hermes International	15,938	10,558,852
Ipsen SA	73,398	12,339,680
Kering SA	21,791	11,681,218
L’Oreal SA	6,041	1,456,788
36	CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pernod Ricard SA	130,762	21,452,347
Peugeot SA	312,522	8,429,094
Renault SA	91,420	7,907,671
Safran SA	28,623	4,011,193
Sanofi	60,326	5,362,380
Schneider Electric SE	171,880	13,829,602
Societe Generale SA	444,012	19,058,787
STMicroelectronics NV	455,790	8,292,489
Teleperformance SA	36,924	6,966,477
Total SA	736,203	47,730,292
Ubisoft Entertainment SA(a)	9,834	1,066,648
Unibail-Rodamco-Westfield	11,692	2,351,462
VINCI SA	197,692	18,826,083
Wendel SA	11,401	1,697,001
Total		287,108,107
Germany 10.2%
Adidas AG	97,617	23,903,040
Allianz SE, Registered Shares	145,487	32,432,208
BASF SE	185,066	16,448,372
Bayer AG, Registered Shares	190,132	16,889,800
Continental AG	18,459	3,213,703
Covestro AG	336,961	27,331,239
Deutsche Boerse AG	32,456	4,348,624
Deutsche Wohnen SE	59,493	2,854,153
E.ON SE	2,034,686	20,741,636
Fresenius Medical Care AG & Co. KGaA	48,292	4,966,632
Fresenius SE & Co. KGaA	70,575	5,181,958
Hochtief AG	4,474	741,780
Infineon Technologies AG	491,497	11,167,676
Linde AG	32,027	7,574,577
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	12,441	2,755,313
RWE AG	228,506	5,637,774
SAP SE	388,197	47,775,929
TUI AG	190,693	3,661,131
Vonovia SE	81,628	3,988,100
Wirecard AG	71,876	15,580,426
Total		257,194,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.6%
CK Asset Holdings Ltd.	387,500	2,904,774
CLP Holdings Ltd.	664,000	7,775,928
Henderson Land Development Co., Ltd.	1,758,000	8,828,801
HKT Trust & HKT Ltd.	4,443,000	6,109,384
Hong Kong & China Gas Co., Ltd.	599,000	1,187,248
Hong Kong Exchanges and Clearing Ltd.	198,500	5,672,057
Kerry Properties Ltd.	443,500	1,505,927
Li & Fung Ltd.	12,458,000	2,790,572
Link REIT (The)	152,500	1,501,508
New World Development Co., Ltd.	811,000	1,101,523
Power Assets Holdings Ltd.	171,000	1,188,612
Sino Land Co., Ltd.	6,679,336	11,443,119
SJM Holdings Ltd.	1,664,000	1,533,148
Sun Hung Kai Properties Ltd.	229,000	3,323,295
Techtronic Industries Co., Ltd.	165,500	1,055,673
Wharf Holdings Ltd. (The)	1,534,000	4,176,582
Yue Yuen Industrial Holdings Ltd.	741,500	2,061,358
Total		64,159,509
Italy 2.5%
Enel SpA	1,691,010	8,662,291
ENI SpA	1,823,772	34,476,994
Fiat Chrysler Automobiles NV(a)	155,188	2,728,663
Moncler SpA	159,507	6,870,760
Poste Italiane SpA	978,358	7,817,422
UniCredit SpA	218,622	3,290,667
Total		63,846,797
Japan 22.4%
ABC-Mart, Inc.	19,700	1,095,880
Aeon Credit Service Co., Ltd.	35,400	733,166
Alfresa Holdings Corp.	88,700	2,375,901
Alps Electric Co., Ltd.	267,600	6,803,097
ANA Holdings, Inc.	34,400	1,201,749
Asahi Glass Co., Ltd.	186,000	7,719,449
Asahi Kasei Corp.	106,300	1,611,732
Astellas Pharma, Inc.	1,704,700	29,769,132
Bandai Namco Holdings, Inc.	175,700	6,826,097
Bridgestone Corp.	101,300	3,828,481

CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018	37

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Brother Industries Ltd.	89,900	1,775,093
Coca-Cola Bottlers Japan Holdings, Inc.	95,100	2,545,282
CyberAgent, Inc.	41,300	2,197,848
Daiichi Sankyo Co., Ltd.	142,900	6,194,416
Dainippon Sumitomo Pharma Co., Ltd.	330,200	7,583,539
Daiwa House Industry Co., Ltd.	96,000	2,844,846
DeNA Co., Ltd.	288,200	5,089,079
Eisai Co., Ltd.	107,500	10,472,352
Fast Retailing Co., Ltd.	2,800	1,418,477
Fuji Electric Co., Ltd.	109,000	4,366,202
FUJIFILM Holdings Corp.	19,600	881,787
Fujitsu Ltd.	80,800	5,756,167
Hikari Tsushin, Inc.	3,800	751,008
Hitachi Ltd.	506,600	17,220,166
Honda Motor Co., Ltd.	140,000	4,216,276
Hoya Corp.	194,000	11,521,854
Idemitsu Kosan Co., Ltd.	246,700	13,061,408
Iida Group Holdings Co., Ltd.	101,700	1,807,455
Inpex Corp.	365,700	4,569,258
Isuzu Motors Ltd.	86,700	1,366,785
ITOCHU Corp.	1,261,400	23,087,530
Japan Airlines Co., Ltd.	363,200	13,054,178
JFE Holdings, Inc.	227,400	5,216,543
JSR Corp.	147,400	2,751,776
JXTG Holdings, Inc.	2,976,000	22,509,858
Kakaku.com, Inc.	90,700	1,772,093
Kamigumi Co., Ltd.	238,800	5,263,798
Kao Corp.	49,700	4,014,656
Kirin Holdings Co., Ltd.	44,900	1,151,592
Konami Holdings Corp.	139,900	5,477,953
Kose Corp.	37,400	7,126,399
Kyowa Hakko Kirin Co., Ltd.	58,900	1,105,231
Lion Corp.	42,100	935,026
Makita Corp.	61,100	3,059,654
Marubeni Corp.	801,000	7,325,639
Mazda Motor Corp.	209,600	2,519,392
McDonald’s Holdings Co. Japan Ltd.	25,300	1,111,059
MinebeaMitsumi, Inc.	481,100	8,720,293
Mitsubishi Corp.	237,700	7,321,809
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Electric Corp.	104,600	1,432,949
Mitsubishi Estate Co., Ltd.	210,500	3,574,301
Mitsubishi Gas Chemical Co., Inc.	49,300	1,049,499
Mitsubishi Motors Corp.	868,200	6,133,404
Mitsubishi Tanabe Pharma Corp.	71,400	1,195,001
Mitsubishi UFJ Financial Group, Inc.	343,600	2,134,681
Mitsui & Co., Ltd.	619,100	11,001,819
Mitsui Chemicals, Inc.	353,000	8,826,807
Mitsui Fudosan Co., Ltd.	150,500	3,559,455
Murata Manufacturing Co., Ltd.	6,900	1,060,227
Nexon Co., Ltd.	659,800	8,624,582
Nikon Corp.	704,500	13,238,480
Nintendo Co., Ltd.	7,500	2,728,751
Nippon Prologis REIT, Inc.	602	1,192,520
Nippon Telegraph & Telephone Corp.	356,000	16,066,402
Nitto Denko Corp.	27,400	2,054,309
Nomura Research Institute Ltd.	14,000	706,972
NTT DoCoMo, Inc.	226,800	6,095,833
Obic Co., Ltd.	7,700	728,279
Olympus Corp.	108,500	4,233,767
Omron Corp.	29,000	1,225,474
ORIX Corp.	770,000	12,467,553
Otsuka Corp.	174,800	6,520,053
Panasonic Corp.	1,156,900	13,409,892
Pola Orbis Holdings, Inc.	134,700	4,919,671
Recruit Holdings Co., Ltd.	240,700	8,039,733
Resona Holdings, Inc.	693,800	3,895,317
Rohm Co., Ltd.	167,300	12,239,694
Ryohin Keikaku Co., Ltd.	25,000	7,430,979
Santen Pharmaceutical Co., Ltd.	209,400	3,320,210
Seiko Epson Corp.	71,100	1,212,931
Shimamura Co., Ltd.	23,600	2,238,662
Shinsei Bank Ltd.	128,800	2,104,225
Shionogi & Co., Ltd.	158,700	10,374,166
Shiseido Co., Ltd.	205,800	15,938,787
Sony Corp.	310,000	18,844,181
Stanley Electric Co., Ltd.	47,500	1,623,914
Start Today Co., Ltd.	44,500	1,346,110
Subaru Corp.	287,200	8,803,918

38	CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Chemical Co., Ltd.	129,000	754,953
Sumitomo Corp.	168,300	2,804,760
Sumitomo Heavy Industries Ltd.	219,100	7,820,021
Sysmex Corp.	18,000	1,552,202
Taiheiyo Cement Corp.	36,300	1,138,474
Taisei Corp.	139,200	6,345,199
Tokyo Electric Power Co. Holdings, Inc.(a)	400,800	1,969,560
Tokyo Electron Ltd.	45,600	6,284,612
Toshiba Corp.(a)	107,200	3,097,893
Tosoh Corp.	73,000	1,124,341
Trend Micro, Inc.	112,300	7,223,558
USS Co., Ltd.	96,200	1,785,840
Total		564,623,382
Jersey 0.5%
Ferguson PLC	131,642	11,178,582
Luxembourg 0.1%
SES SA FDR	127,934	2,807,365
Netherlands 4.1%
Aegon NV	500,421	3,246,706
Akzo Nobel NV	7,822	731,443
ASML Holding NV	107,633	20,107,246
ING Groep NV	655,105	8,506,662
Koninklijke Ahold Delhaize NV	1,539,023	35,290,947
Koninklijke DSM NV	75,425	7,990,090
Koninklijke Philips NV	519,419	23,661,517
NN Group NV	57,032	2,544,721
Wolters Kluwer NV	29,090	1,813,040
Total		103,892,372
Singapore 1.1%
Ascendas Real Estate Investment Trust	383,600	740,963
ComfortDelGro Corp., Ltd.	771,800	1,371,675
DBS Group Holdings Ltd.	356,400	6,799,100
Genting Singapore Ltd.	2,993,300	2,320,211
Singapore Airlines Ltd.	132,100	940,984
United Overseas Bank Ltd.	717,397	14,181,824
Yangzijiang Shipbuilding Holdings Ltd.	2,347,900	2,128,573
Total		28,483,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	108,917	4,638,484
Amadeus IT Group SA, Class A	180,060	16,728,881
Banco Bilbao Vizcaya Argentaria SA	927,052	5,909,184
Banco de Sabadell SA	700,808	1,089,509
Bankinter SA	924,603	8,515,087
CaixaBank SA	556,965	2,546,565
Endesa SA	531,057	11,474,628
Iberdrola SA	447,955	3,296,383
International Consolidated Airlines Group SA	685,072	5,887,574
Mapfre SA	1,275,405	4,001,148
Unicaja Banco SA(b)	788,560	1,286,359
Total		65,373,802
Sweden 3.5%
Alfa Laval AB	464,800	12,604,001
Electrolux AB, Class B	157,221	3,467,304
Essity AB, Class B	261,594	6,575,613
Hexagon AB, Class B	31,790	1,863,604
Husqvarna AB, Class B	127,588	1,086,753
Investor AB, Class B	77,651	3,588,368
Lundin Petroleum AB	365,632	13,995,995
Nordea Bank AB	170,539	1,858,632
Sandvik AB	584,917	10,382,188
Skandinaviska Enskilda Banken AB, Class A	239,018	2,668,963
Swedbank AB, Class A	107,977	2,676,523
Swedish Match AB	245,669	12,577,289
Volvo AB, B Shares	819,258	14,481,787
Total		87,827,020
Switzerland 9.0%
Adecco Group AG, Registered Shares	115,441	6,062,593
Coca-Cola HBC AG	34,892	1,188,346
Nestlé SA, Registered Shares	574,784	47,920,141
Novartis AG, Registered Shares	483,070	41,543,823
Roche Holding AG, Genusschein Shares	264,446	64,063,620
Sonova Holding AG	65,710	13,076,384
Straumann Holding AG, Registered Shares	934	702,356
Swatch Group AG (The)	35,979	14,308,746
Swiss Life Holding AG, Registered Shares	18,173	6,888,482

CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018	39

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vifor Pharma AG	9,861	1,709,649
Zurich Insurance Group AG	88,498	27,972,366
Total		225,436,506
United Kingdom 15.3%
Anglo American PLC	789,091	17,721,080
Antofagasta PLC	1,020,835	11,376,259
Ashtead Group PLC	267,572	8,499,121
Aviva PLC	547,280	3,491,726
BAE Systems PLC	1,129,190	9,269,312
Barclays Bank PLC	12,032,237	26,939,951
Berkeley Group Holdings PLC	46,864	2,247,227
BHP Billiton PLC	415,619	9,053,190
BP PLC	6,446,333	49,513,884
Burberry Group PLC	761,332	19,995,255
Carnival PLC	30,860	1,916,221
Centrica PLC	2,177,339	4,395,976
Direct Line Insurance Group PLC	1,097,783	4,634,525
easyJet	89,519	1,533,163
Glencore PLC	337,489	1,459,093
Investec PLC	255,981	1,800,352
Lloyds Banking Group PLC	17,890,747	13,821,056
London Stock Exchange Group PLC	52,786	3,155,227
Meggitt PLC	131,015	967,213
Next PLC	22,427	1,605,971
Randgold Resources Ltd.	15,872	1,127,473
RELX PLC	341,460	7,192,155
RELX PLC	160,660	3,375,339
Rio Tinto PLC	828,476	41,897,632
Rolls-Royce Holdings PLC	619,816	7,976,892
Royal Bank of Scotland Group PLC	3,569,807	11,632,219
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Dutch Shell PLC, Class A	842,227	28,942,414
Royal Dutch Shell PLC, Class B	643,428	22,551,144
Royal Mail PLC	1,331,931	8,282,643
Segro PLC	205,640	1,709,503
Shire PLC	153,563	9,254,123
Sky PLC	171,793	3,871,491
Smith & Nephew PLC	180,883	3,299,503
Standard Chartered PLC	624,144	5,177,174
Standard Life Aberdeen PLC	3,857,359	15,379,682
Tesco PLC	2,077,055	6,491,948
Unilever PLC	204,661	11,246,400
Vodafone Group PLC	1,381,332	2,961,705
Total		385,765,242
Total Common Stocks (Cost $2,371,203,087)		2,426,205,333

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Germany 0.1%
Porsche Automobil Holding SE	25,531	1,719,281
Total Preferred Stocks (Cost $2,357,376)		1,719,281

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(d)	58,023,264	58,017,462
Total Money Market Funds (Cost $58,020,881)		58,017,462
Total Investments in Securities (Cost $2,431,581,344)		2,485,942,076
Other Assets & Liabilities, Net		30,905,634
Net Assets		$2,516,847,710

At September 30, 2018, securities and/or cash totaling $2,494,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	504	12/2018	USD	49,782,600	522,019	—
40	CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $1,286,359, which represents 0.05% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	64,992,171	362,919,971	(369,888,878)	58,023,264	6,842	(4,770)	912,131	58,017,462
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018	41

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	139,536,791	—	—	139,536,791
Belgium	—	24,126,891	—	—	24,126,891
Denmark	—	65,427,754	—	—	65,427,754
Finland	—	49,417,812	—	—	49,417,812
France	—	287,108,107	—	—	287,108,107
Germany	—	257,194,071	—	—	257,194,071
Hong Kong	—	64,159,509	—	—	64,159,509
Italy	—	63,846,797	—	—	63,846,797
Japan	—	564,623,382	—	—	564,623,382
Jersey	—	11,178,582	—	—	11,178,582
Luxembourg	—	2,807,365	—	—	2,807,365
Netherlands	—	103,892,372	—	—	103,892,372
Singapore	—	28,483,330	—	—	28,483,330
Spain	—	65,373,802	—	—	65,373,802
Sweden	—	87,827,020	—	—	87,827,020
Switzerland	—	225,436,506	—	—	225,436,506
United Kingdom	—	385,765,242	—	—	385,765,242
Total Common Stocks	—	2,426,205,333	—	—	2,426,205,333
Preferred Stocks
Germany	—	1,719,281	—	—	1,719,281
Total Preferred Stocks	—	1,719,281	—	—	1,719,281
Money Market Funds	—	—	—	58,017,462	58,017,462
Total Investments in Securities	—	2,427,924,614	—	58,017,462	2,485,942,076
Investments in Derivatives
Asset
Futures Contracts	522,019	—	—	—	522,019
Total	522,019	2,427,924,614	—	58,017,462	2,486,464,095
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
42	CTIVPSM – AQR International Core Equity Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – CenterSquare Real Estate Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 1.4%
Hotels, Resorts & Cruise Lines 1.4%
Hilton Worldwide Holdings, Inc.	77,160	6,232,985
Total Hotels, Resorts & Cruise Lines		6,232,985
Total Consumer Discretionary		6,232,985
Real Estate 96.9%
Diversified REITs 5.0%
Liberty Property Trust	163,800	6,920,550
STORE Capital Corp.	188,190	5,229,800
VEREIT, Inc.	1,495,640	10,858,346
Total Diversified REITs		23,008,696
Health Care REITs 7.9%
HCP, Inc.	438,860	11,550,795
Healthcare Trust of America, Inc., Class A	434,380	11,584,915
Ventas, Inc.	244,980	13,322,012
Total Health Care REITs		36,457,722
Hotel & Resort REITs 5.6%
Chesapeake Lodging Trust	130,312	4,179,106
Park Hotels & Resorts, Inc.	281,570	9,241,127
Pebblebrook Hotel Trust	61,290	2,229,117
Sunstone Hotel Investors, Inc.	618,260	10,114,734
Total Hotel & Resort REITs		25,764,084
Industrial REITs 9.4%
Americold Realty Trust	119,400	2,987,388
Duke Realty Corp.	187,130	5,308,878
ProLogis, Inc.	443,113	30,038,630
STAG Industrial, Inc.	181,960	5,003,900
Total Industrial REITs		43,338,796
Office REITs 17.2%
Alexandria Real Estate Equities, Inc.	102,790	12,929,954
Boston Properties, Inc.	132,235	16,276,806
Brandywine Realty Trust	201,740	3,171,353
Cousins Properties, Inc.	684,010	6,080,849
Highwoods Properties, Inc.	176,300	8,331,938
Hudson Pacific Properties, Inc.	143,040	4,680,269
JBG SMITH Properties	31,010	1,142,098
Kilroy Realty Corp.	198,477	14,228,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Mack-Cali Realty Corp.	353,910	7,524,127
Paramount Group, Inc.	178,916	2,699,842
Tier REIT, Inc.	97,086	2,339,773
Total Office REITs		79,405,825
Residential REITs 18.9%
American Homes 4 Rent, Class A	528,665	11,572,477
Apartment Investment & Management Co., Class A	79,564	3,511,159
AvalonBay Communities, Inc.	124,730	22,594,840
Camden Property Trust	126,278	11,815,832
Essex Property Trust, Inc.	21,420	5,284,528
Invitation Homes, Inc.	346,390	7,935,795
Mid-America Apartment Communities, Inc.	26,412	2,645,954
Sun Communities, Inc.	108,200	10,986,628
UDR, Inc.	258,250	10,441,048
Total Residential REITs		86,788,261
Retail REITs 15.0%
Federal Realty Investment Trust	34,400	4,350,568
Kimco Realty Corp.	49,270	824,780
Macerich Co. (The)	137,890	7,623,938
Realty Income Corp.	48,210	2,742,667
Regency Centers Corp.	152,760	9,878,989
Retail Properties of America, Inc., Class A	378,150	4,609,648
Simon Property Group, Inc.	171,290	30,275,507
Taubman Centers, Inc.	28,090	1,680,625
Urban Edge Properties	94,720	2,091,418
Weingarten Realty Investors	163,534	4,866,772
Total Retail REITs		68,944,912
Specialized REITs 17.9%
CubeSmart	425,850	12,149,501
CyrusOne, Inc.	199,980	12,678,732
Equinix, Inc.	62,210	26,930,087
Extra Space Storage, Inc.	84,350	7,308,084
Iron Mountain, Inc.	302,784	10,452,104
Public Storage	31,088	6,268,273
CTIVPSM – CenterSquare Real Estate Fund | Quarterly Report 2018	43

Portfolio of Investments   (continued)
CTIVPSM – CenterSquare Real Estate Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	299,760	6,480,811
Total Specialized REITs		82,267,592
Total Real Estate		445,975,888
Total Common Stocks (Cost: $435,790,020)		452,208,873

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	5,407,672	5,407,131
Total Money Market Funds (Cost: $5,407,131)		5,407,131
Total Investments in Securities (Cost $441,197,151)		457,616,004
Other Assets & Liabilities, Net		2,382,176
Net Assets		$459,998,180
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	2,687,925	40,647,663	(37,927,916)	5,407,672	349	(211)	40,481	5,407,131
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
44	CTIVPSM – CenterSquare Real Estate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – CenterSquare Real Estate Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	6,232,985	—	—	—	6,232,985
Real Estate	445,975,888	—	—	—	445,975,888
Total Common Stocks	452,208,873	—	—	—	452,208,873
Money Market Funds	—	—	—	5,407,131	5,407,131
Total Investments in Securities	452,208,873	—	—	5,407,131	457,616,004
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVPSM – CenterSquare Real Estate Fund | Quarterly Report 2018	45

Portfolio of Investments
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 6.0%
AMP Ltd.	508,517	1,172,256
Aurizon Holdings Ltd.	64,744	192,221
Australia & New Zealand Banking Group Ltd.	1,275,182	25,958,468
Bank of Queensland Ltd.	144,376	1,149,410
Bendigo & Adelaide Bank Ltd.	282,793	2,196,248
BlueScope Steel Ltd.	339,917	4,168,996
Boral Ltd.	341,854	1,706,446
Crown Resorts Ltd.	14,900	147,357
Downer EDI Ltd.	202,065	1,152,180
Fortescue Metals Group Ltd.	1,399,675	3,966,300
Harvey Norman Holdings Ltd.	120,592	306,759
Incitec Pivot Ltd.	802,476	2,307,319
LendLease Group	200,386	2,847,079
National Australia Bank Ltd.	211,661	4,249,313
Newcrest Mining Ltd.	309,818	4,350,551
Oil Search Ltd.	23,359	152,579
Origin Energy Ltd.(a)	530,817	3,164,014
QBE Insurance Group Ltd.	375,226	3,013,951
Santos Ltd.	990,464	5,200,123
South32 Ltd.	2,099,268	5,899,584
South32 Ltd., ADR	31,453	440,657
Star Entertainment Group Ltd. (The)	371,322	1,391,841
Suncorp Group Ltd.	314,813	3,289,301
Tabcorp Holdings Ltd	458,476	1,613,048
Whitehaven Coal Ltd.	486,547	1,910,239
Woodside Petroleum Ltd.	468,293	13,063,904
Total		95,010,144
Austria 0.1%
Raiffeisen Bank International AG	41,319	1,189,741
voestalpine AG	7,934	362,944
Total		1,552,685
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 1.2%
Ageas	87,036	4,679,773
KBC Group NV	68,413	5,091,524
Solvay SA	42,435	5,690,590
UCB SA	44,009	3,954,882
Total		19,416,769
Denmark 1.7%
AP Moller - Maersk A/S, Class A	1,128	1,479,612
AP Moller - Maersk A/S, Class B	1,089	1,529,337
Carlsberg A/S, Class B	47,259	5,668,519
Danske Bank A/S	93,041	2,443,759
DSV A/S	54,504	4,955,758
H Lundbeck A/S	24,252	1,497,885
ISS A/S	87,856	3,091,354
Rockwool International A/S, Class B	2,470	1,057,544
Vestas Wind Systems A/S	81,271	5,496,602
Total		27,220,370
Finland 1.3%
Fortum OYJ	203,581	5,103,181
Nokia OYJ	837,107	4,642,878
Stora Enso OYJ, Class R	133,738	2,558,182
UPM-Kymmene OYJ	199,552	7,831,120
Total		20,135,361
France 11.0%
AXA SA	250,314	6,728,019
BNP Paribas SA	304,392	18,628,477
Bollore SA	273,527	1,181,393
Bouygues SA	108,687	4,698,094
Carrefour SA	267,466	5,123,935
Cie de Saint-Gobain	182,517	7,871,451
Cie Generale des Etablissements Michelin CSA	14,253	1,703,663
CNP Assurances	98,763	2,380,525
Credit Agricole SA	235,743	3,390,166
Electricite de France SA	229,228	4,025,447
Engie SA	371,769	5,466,753
Natixis SA	243,069	1,649,267
46	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Orange SA	870,745	13,885,795
Peugeot SA	425,485	11,475,842
Renault SA	161,714	13,987,980
Sanofi	58,168	5,170,555
SCOR SE	69,476	3,226,606
Societe Generale SA	189,613	8,138,955
Total SA	874,534	56,698,714
Vivendi SA	7,585	195,242
Total		175,626,879
Germany 8.0%
Allianz SE, Registered Shares	8,383	1,868,752
BASF SE	59,999	5,332,616
Bayerische Motoren Werke AG	217,491	19,623,176
Commerzbank AG	465,571	4,851,449
Continental AG	7,506	1,306,791
Daimler AG, Registered Shares	482,489	30,446,548
Deutsche Bank AG, Registered Shares	450,290	5,138,171
Deutsche Bank AG, Registered Shares	82,065	932,258
Deutsche Lufthansa AG, Registered Shares	218,589	5,370,257
Deutsche Telekom AG, Registered Shares	812,725	13,102,091
Evonik Industries AG	62,105	2,224,502
Fraport AG Frankfurt Airport Services Worldwide	14,151	1,250,325
Fresenius Medical Care AG & Co. KGaA	520	53,480
Hannover Rueckversicherung AG	7,954	1,123,899
Hapag-Lloyd AG(b)	5,457	206,295
HeidelbergCement AG	86,649	6,772,652
Innogy SE(a)	58,704	2,491,186
Linde AG	14,719	3,481,132
Metro AG	43,531	682,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	11,256	2,492,871
RWE AG	366,293	9,037,299
Talanx AG	43,989	1,672,145
Telefonica Deutschland Holding AG	278,615	1,177,813
Uniper SE	108,935	3,352,959
Volkswagen AG	21,503	3,747,407
Total		127,738,387
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.1%
BOC Aviation Ltd.(b)	101,000	783,573
Cathay Pacific Airways Ltd.	497,000	749,282
CK Asset Holdings Ltd.	252,500	1,892,788
CK Hutchison Holdings Ltd.	945,768	10,886,490
Guoco Group Ltd.	1,000	16,647
Hang Lung Group Ltd.	594,000	1,582,009
Hang Lung Properties Ltd.	902,000	1,759,608
Henderson Land Development Co., Ltd.	191,316	960,803
Hopewell Holdings Ltd.	200,500	659,927
Kerry Properties Ltd.	416,000	1,412,549
MTR Corp.	261,005	1,372,606
New World Development Co., Ltd.	3,060,638	4,157,043
NWS Holdings Ltd.	658,296	1,301,211
PCCW Ltd.	431,000	251,115
Shangri-La Asia Ltd.	604,000	893,990
Sino Land Co., Ltd.	1,152,109	1,973,807
SJM Holdings Ltd.	855,000	787,766
Sun Hung Kai Properties Ltd.	472,476	6,856,669
Swire Pacific Ltd., Class A	332,000	3,635,913
Swire Pacific Ltd., Class B	510,000	902,284
WH Group Ltd.	1,075,000	754,710
Wharf Holdings Ltd. (The)	600,000	1,633,604
Wheelock & Co., Ltd.	600,000	3,607,271
Yue Yuen Industrial Holdings Ltd.	358,000	995,234
Total		49,826,899
Ireland 0.5%
AIB Group PLC	77,114	394,842
Bank of Ireland Group PLC	356,762	2,731,772
CRH PLC	69,274	2,266,535
CRH PLC, ADR	53,470	1,749,538
Paddy Power Betfair PLC	10,208	871,122
Total		8,013,809
Israel 0.5%
Bank Hapoalim BM	286,802	2,100,135
Bank Leumi Le-Israel BM	445,093	2,933,324
First International Bank of Israel Ltd.	1,708	38,546
Mizrahi Tefahot Bank Ltd.	13,978	244,779

CTIVPSM – DFA International Value Fund | Quarterly Report 2018	47

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teva Pharmaceutical Industries Ltd.	3,923	86,640
Teva Pharmaceutical Industries Ltd., ADR	89,897	1,936,381
Total		7,339,805
Italy 1.7%
Assicurazioni Generali SpA	98,987	1,710,142
ENI SpA	104,629	1,977,930
Fiat Chrysler Automobiles NV(a)	374,806	6,590,195
Fiat Chrysler Automobiles NV(a)	10,616	185,886
Mediobanca Banca di Credito Finanziario SpA	200,876	2,006,687
Telecom Italia SpA(a)	9,059,025	5,500,906
UniCredit SpA	626,306	9,427,069
Total		27,398,815
Japan 25.4%
Aeon Co., Ltd.	28,200	679,488
Aisin Seiki Co., Ltd.	33,900	1,651,587
Alfresa Holdings Corp.	9,200	246,429
Amada Holdings Co., Ltd.	42,100	449,488
Aoyama Trading Co., Ltd.	2,800	85,993
Asahi Glass Co., Ltd.	154,600	6,416,273
Asahi Kasei Corp.	45,300	686,843
Bank of Kyoto Ltd. (The)	23,000	1,200,523
Canon Marketing Japan, Inc.	23,600	500,697
Chiba Bank Ltd. (The)	252,900	1,727,194
Chugoku Bank Ltd. (The)	51,000	519,329
Citizen Watch Co., Ltd.	223,000	1,469,520
Coca-Cola Bottlers Japan Holdings, Inc.	46,225	1,237,178
Concordia Financial Group Ltd.	458,000	2,244,912
Credit Saison Co., Ltd.	32,800	534,950
Dai Nippon Printing Co., Ltd.	104,000	2,419,644
Daicel Corp.	75,100	872,366
Daido Steel Co., Ltd.	8,800	427,291
Dai-ichi Life Holdings, Inc.	206,400	4,302,472
Daiwa Securities Group, Inc.	145,000	881,854
DeNA Co., Ltd.	30,100	531,510
Denka Co., Ltd.	37,000	1,289,694
Denso Corp.	86,900	4,590,752
DIC Corp.	32,100	1,155,351
Ebara Corp.	49,800	1,718,182
Fuji Media Holdings, Inc.	11,100	197,569
Common Stocks (continued)
Issuer	Shares	Value ($)
FUJIFILM Holdings Corp.	104,300	4,692,368
Fujikura Ltd.	49,600	234,312
Fukuoka Financial Group, Inc.	65,200	1,793,037
Furukawa Electric Co., Ltd.	27,600	918,419
Fuyo General Lease Co., Ltd.	2,600	158,053
Glory Ltd.	16,800	410,251
Gunma Bank Ltd. (The)	114,000	586,810
H2O Retailing Corp.	53,300	876,860
Hachijuni Bank Ltd. (The)	126,000	577,525
Hankyu Hanshin Holdings, Inc.	106,200	3,766,236
Heiwa Corp.	8,600	191,786
Hiroshima Bank Ltd. (The)	80,500	544,733
Hitachi Capital Corp.	30,500	848,938
Hitachi Chemical Co., Ltd.	51,800	1,054,103
Hitachi Ltd.	359,400	12,216,596
Hitachi Metals Ltd.	113,700	1,407,942
Hitachi Transport System Ltd	20,800	584,192
Hokuhoku Financial Group, Inc.	36,100	507,335
Honda Motor Co., Ltd.	849,700	25,589,786
House Foods Group, Inc.	9,200	276,340
Ibiden Co., Ltd.	82,900	1,161,561
Idemitsu Kosan Co., Ltd.	64,300	3,404,331
Iida Group Holdings Co., Ltd.	63,400	1,126,771
Inpex Corp.	460,300	5,751,243
Isetan Mitsukoshi Holdings Ltd.	97,400	1,195,779
ITOCHU Corp.	33,700	616,815
Itoham Yonekyu Holdings, Inc.	20,000	137,979
Iyo Bank Ltd. (The)	77,600	484,877
J. Front Retailing Co., Ltd.	105,500	1,636,239
Japan Post Holdings Co., Ltd.	126,100	1,500,741
JFE Holdings, Inc.	321,700	7,379,780
JSR Corp.	25,900	483,521
JTEKT Corp.	161,100	2,358,423
JXTG Holdings, Inc.	846,100	6,399,728
Kamigumi Co., Ltd.	51,500	1,135,199
Kaneka Corp.	38,600	1,783,206
Kawasaki Heavy Industries Ltd.	7,500	211,522
Kawasaki Kisen Kaisha Ltd.	38,200	772,349
Kinden Corp.	26,800	429,143

48	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kobe Steel Ltd.	206,500	1,835,145
Konica Minolta, Inc.	374,000	3,980,091
K’s Holdings Corp.	80,800	977,077
Kuraray Co., Ltd.	233,500	3,510,326
Kyocera Corp.	54,700	3,283,182
Kyushu Financial Group, Inc.	52,800	250,861
LIXIL Group Corp.	129,600	2,495,396
Maeda Corp.	45,200	596,902
Marubeni Corp.	290,100	2,653,143
Maruichi Steel Tube Ltd.	4,100	133,712
Mazda Motor Corp.	444,700	5,345,294
Mebuki Financial Group, Inc.	122,850	425,068
Medipal Holdings Corp.	40,300	841,939
Mitsubishi Chemical Holdings Corp.	306,500	2,933,382
Mitsubishi Corp.	244,100	7,518,946
Mitsubishi Gas Chemical Co., Inc.	81,500	1,734,973
Mitsubishi Heavy Industries Ltd.	158,200	6,109,279
Mitsubishi Logistics Corp.	12,000	309,985
Mitsubishi Materials Corp.	85,900	2,566,450
Mitsubishi Tanabe Pharma Corp.	8,300	138,915
Mitsubishi UFJ Financial Group, Inc.	2,178,100	13,531,866
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	2,146,456
Mitsui & Co., Ltd.	290,600	5,164,155
Mitsui Chemicals, Inc.	106,600	2,665,546
Mitsui Fudosan Co., Ltd.	37,100	877,447
Mitsui OSK Lines Ltd.	58,900	1,718,738
Mizuho Financial Group, Inc.	4,259,300	7,423,118
MS&AD Insurance Group Holdings, Inc.	89,500	2,989,656
NEC Corp.	216,200	5,974,409
NH Foods Ltd.	43,000	1,588,524
NHK Spring Co., Ltd.	130,800	1,360,238
Nippo Corp.	34,000	624,352
Nippon Electric Glass Co., Ltd.	31,200	980,796
Nippon Express Co., Ltd.	41,200	2,705,755
Nippon Paper Industries Co., Ltd.	66,000	1,214,600
Nippon Shokubai Co., Ltd.	17,600	1,367,510
Nippon Steel & Sumitomo Metal Corp.	299,300	6,330,987
Nippon Yusen KK	127,300	2,393,926
Nipro Corp.	25,500	348,884
Common Stocks (continued)
Issuer	Shares	Value ($)
Nishi-Nippon Financial Holdings, Inc.	6,400	74,007
Nissan Motor Co., Ltd.	1,204,800	11,273,955
Nisshinbo Holdings, Inc.	61,000	726,322
NOK Corp.	67,600	1,160,369
Nomura Holdings, Inc.	834,800	3,981,542
Nomura Real Estate Holdings, Inc.	72,800	1,468,578
NSK Ltd.	82,200	942,202
NTN Corp.	202,000	827,004
Obayashi Corp.	146,000	1,382,812
Oji Holdings Corp.	638,000	4,633,124
ORIX Corp.	324,100	5,247,707
Resona Holdings, Inc.	678,750	3,810,820
Ricoh Co., Ltd.	313,100	3,364,129
Rohm Co., Ltd.	1,500	109,740
Sankyo Co., Ltd.	11,400	445,960
Sawai Pharmaceutical Co., Ltd.	1,100	59,381
Sega Sammy Holdings, Inc.	9,700	143,030
Seino Holdings Corp.	62,000	936,810
Sekisui House Ltd.	118,600	1,808,562
Shimamura Co., Ltd.	4,200	398,406
Shimizu Corp.	75,700	691,158
Shinsei Bank Ltd.	57,500	939,386
Shizuoka Bank Ltd. (The)	138,000	1,238,388
Sojitz Corp.	524,100	1,891,225
Sompo Holdings, Inc.	13,000	553,916
Sumitomo Chemical Co., Ltd.	946,000	5,536,320
Sumitomo Corp.	206,900	3,448,038
Sumitomo Electric Industries Ltd.	521,400	8,181,637
Sumitomo Forestry Co., Ltd.	81,100	1,409,913
Sumitomo Heavy Industries Ltd.	57,400	2,048,696
Sumitomo Metal Mining Co., Ltd.	50,000	1,753,217
Sumitomo Mitsui Financial Group, Inc.	469,600	18,898,519
Sumitomo Mitsui Trust Holdings, Inc.	60,700	2,497,591
Sumitomo Rubber Industries Ltd.	140,000	2,102,279
Suzuken Co., Ltd.	5,940	281,848
T&D Holdings, Inc.	92,000	1,519,342
Taiheiyo Cement Corp.	59,800	1,875,503
Taisho Pharmaceutical Holdings Co., Ltd.	100	12,233
Takashimaya Co., Ltd.	77,000	1,300,510

CTIVPSM – DFA International Value Fund | Quarterly Report 2018	49

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TDK Corp.	9,100	991,529
Teijin Ltd.	117,200	2,247,760
Toho Holdings Co., Ltd.	10,300	273,535
Tokai Rika Co., Ltd.	29,900	632,075
Tokio Marine Holdings, Inc.	6,100	302,826
Tokyo Broadcasting System Holdings, Inc.	6,900	143,681
Tokyo Tatemono Co., Ltd.	26,400	321,976
Tokyu Fudosan Holdings Corp	35,500	247,327
Toppan Printing Co., Ltd.	103,000	1,653,658
Tosoh Corp.	129,000	1,986,850
Toyo Seikan Group Holdings Ltd.	65,700	1,363,337
Toyoda Gosei Co., Ltd.	49,300	1,217,527
Toyota Industries Corp.	35,100	2,077,470
Toyota Motor Corp.	656,174	40,881,477
Toyota Tsusho Corp.	81,500	3,077,178
Ube Industries Ltd.	26,700	726,419
Yamada Denki Co., Ltd.	276,500	1,398,883
Yamaguchi Financial Group, Inc.	82,000	893,475
Yokohama Rubber Co., Ltd. (The)	75,400	1,625,178
Zeon Corp.	16,000	168,442
Total		403,493,729
Netherlands 3.6%
ABN AMRO Group NV	93,363	2,541,960
Aegon NV	616,009	3,996,636
Akzo Nobel NV	8,743	817,567
ArcelorMittal	298,403	9,285,153
ASR Nederland NV	8,413	401,071
Coca-Cola European Partners PLC	289	13,086
ING Groep NV	755,838	9,814,699
Koninklijke Ahold Delhaize NV	589,451	13,516,552
Koninklijke DSM NV	78,613	8,327,809
Koninklijke Philips NV	103,241	4,703,021
Koninklijke Vopak NV	1,719	84,704
NN Group NV	65,592	2,926,638
Randstad Holding NV	26,105	1,393,618
Total		57,822,514
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 0.2%
Air New Zealand Ltd.	237,219	486,033
Auckland International Airport Ltd.	222,500	1,076,517
EBOS Group Ltd.	10,300	153,320
Fletcher Building Ltd.	348,357	1,510,871
Fonterra Co-operative Group Ltd.	28,970	93,895
SKYCITY Entertainment Group Ltd.	2,694	7,158
Total		3,327,794
Norway 1.0%
Austevoll Seafood ASA	21,617	298,010
DNB ASA	196,082	4,125,823
Norsk Hydro ASA	485,682	2,915,733
SpareBank 1 SR-Bank ASA	34,318	417,445
Statoil ASA	60,768	1,713,563
Storebrand ASA	148,298	1,324,683
Subsea 7 SA	131,729	1,948,723
Yara International ASA	52,962	2,601,003
Total		15,344,983
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	18,592
EDP Renovaveis SA	114,029	1,157,118
Total		1,175,710
Singapore 1.1%
CapitaLand Ltd.	1,013,500	2,496,423
City Developments Ltd.	193,000	1,286,757
Frasers Property Ltd.	88,900	109,991
Golden Agri-Resources Ltd.	3,841,000	701,588
Hongkong Land Holdings Ltd.	201,100	1,331,958
Hutchison Port Holdings Trust	3,346,800	836,111
Keppel Corp., Ltd.	623,500	3,174,406
Olam International Ltd.	113,800	168,952
SembCorp Industries Ltd.	638,800	1,442,809
Singapore Airlines Ltd.	367,500	2,617,802
Singapore Press Holdings Ltd.	238,800	501,414
UOL Group Ltd.	149,189	752,382
Wilmar International Ltd.	537,500	1,265,564
Total		16,686,157

50	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.1%
Old Mutual Ltd.	461,999	976,599
Spain 2.5%
Banco de Sabadell SA	1,972,020	3,065,794
Banco Santander SA	4,212,747	21,205,849
Bankia SA	87,132	341,633
Repsol SA	790,434	15,752,900
Total		40,366,176
Sweden 3.0%
Billerudkorsnas AB	68,291	882,126
Boliden AB	198,645	5,540,889
Dometic Group AB(b)	72,587	636,649
Getinge AB, Series CPO	81,631	940,547
Holmen AB, Class B	31,747	826,235
ICA Gruppen AB	38,101	1,208,957
Intrum Justitia AB	21,609	561,901
Millicom International Cellular SA, SDR	18,626	1,069,894
Nordea Bank AB	826,608	9,008,850
Pandox AB	8,462	151,580
Skandinaviska Enskilda Banken AB, Class A	546,245	6,099,574
SKF AB, Class B	11,393	224,786
SSAB AB, Class A	55,958	281,320
SSAB AB, Class B	160,629	651,741
Svenska Cellulosa AB SCA, Class A	12,348	140,605
Svenska Cellulosa AB, Class B	224,645	2,545,373
Svenska Handelsbanken AB, Class A	391,270	4,941,834
Svenska Handelsbanken AB, Class B	6,408	80,610
Swedbank AB, Class A	473	11,725
Telefonaktiebolaget LM Ericsson	4,557	41,327
Telefonaktiebolaget LM Ericsson, Class B	419,684	3,724,900
Telia Co. AB	1,482,770	6,810,391
Trelleborg AB, Class B	92,194	1,880,208
Total		48,262,022
Switzerland 8.3%
Adecco Group AG, Registered Shares	118,374	6,216,625
Baloise Holding AG, Registered Shares	25,988	3,964,137
Banque Cantonale Vaudoise, Registered Shares	278	206,220
Cie Financiere Richemont SA, Class A, Registered Shares	30,847	2,514,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Clariant AG, Registered Shares	192,979	5,022,095
Credit Suisse Group AG, Registered Shares	391,997	5,891,538
Dufry AG, Registered Shares	22,922	2,584,389
Flughafen Zurich AG, Registered Shares	6,924	1,399,757
Helvetia Holding AG	244	148,677
Julius Baer Group Ltd.	62,190	3,112,035
LafargeHolcim Ltd., Registered Shares	211,080	10,420,650
Lonza Group AG, Registered Shares	875	298,680
Novartis AG, Registered Shares	387,420	33,317,962
Swatch Group AG (The)	25,066	9,968,677
Swatch Group AG (The), Registered Shares	31,285	2,438,662
Swiss Life Holding AG, Registered Shares	10,583	4,011,490
Swiss Prime Site AG	12,914	1,100,730
Swiss Re AG	63,968	5,905,340
Swisscom AG	7,162	3,250,412
UBS AG	790,426	12,483,802
UBS Group AG, Registered Shares	62,395	981,473
Vifor Pharma AG	4,943	856,991
Zurich Insurance Group AG	51,582	16,303,991
Total		132,398,863
United Kingdom 17.0%
Anglo American PLC	773,456	17,369,956
Antofagasta PLC	150,256	1,674,464
Aviva PLC	1,420,315	9,061,815
Barclays Bank PLC	2,649,409	5,931,977
Barclays Bank PLC, ADR	75,959	679,833
Barratt Developments PLC	533,526	3,942,906
BP PLC, ADR	1,133,186	52,239,875
British American Tobacco PLC	138,052	6,449,843
Glencore PLC	2,530,883	10,941,966
HSBC Holdings PLC, ADR	789,802	34,743,390
Investec PLC	109,732	771,761
J. Sainsbury PLC	1,589,428	6,666,605
John Wood Group PLC	116,865	1,175,316
Kingfisher PLC	941,951	3,167,567
Lloyds Banking Group PLC	19,170,863	14,809,978
Lloyds Banking Group PLC, ADR	379,855	1,154,759
Pearson PLC	101,366	1,175,872
Pearson PLC, ADR	124,352	1,432,535

CTIVPSM – DFA International Value Fund | Quarterly Report 2018	51

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Bank of Scotland Group PLC	97,690	318,323
Royal Bank of Scotland Group PLC, ADR	321,682	2,100,583
Royal Dutch Shell PLC, ADR, Class A	351,410	23,945,077
Royal Dutch Shell PLC, ADR, Class B	376,163	26,681,242
Royal Mail PLC	349,635	2,174,213
Shire PLC	56,648	3,413,762
Standard Chartered PLC	576,576	4,782,605
Standard Life Aberdeen PLC	95,570	381,047
Vodafone Group PLC	15,741,325	33,750,873
WPP PLC	18,276	267,867
Total		271,206,010
Total Common Stocks (Cost $1,448,430,978)		1,550,340,480

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
Germany 1.5%
BMW AG	24,443	1,921,296
Porsche Automobil Holding SE	48,915	3,293,982
Volkswagen AG	105,527	18,574,361
Total		23,789,639
Total Preferred Stocks (Cost $31,070,795)		23,789,639
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(e),(f)	5,096,961	5,096,451
Total Money Market Funds (Cost $5,096,451)		5,096,451
Total Investments in Securities (Cost $1,484,598,224)		1,579,226,570
Other Assets & Liabilities, Net		13,363,698
Net Assets		$1,592,590,268

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $1,626,517, which represents 0.10% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $18,592, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	7,611,813	106,286,051	(108,800,903)	5,096,961	(1,532)	—	72,022	5,096,451
52	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CTIVPSM – DFA International Value Fund | Quarterly Report 2018	53

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	440,657	94,569,487	—	—	95,010,144
Austria	—	1,552,685	—	—	1,552,685
Belgium	—	19,416,769	—	—	19,416,769
Denmark	—	27,220,370	—	—	27,220,370
Finland	—	20,135,361	—	—	20,135,361
France	—	175,626,879	—	—	175,626,879
Germany	932,258	126,806,129	—	—	127,738,387
Hong Kong	—	49,826,899	—	—	49,826,899
Ireland	1,749,538	6,264,271	—	—	8,013,809
Israel	1,936,381	5,403,424	—	—	7,339,805
Italy	185,886	27,212,929	—	—	27,398,815
Japan	—	403,493,729	—	—	403,493,729
Netherlands	—	57,822,514	—	—	57,822,514
New Zealand	—	3,327,794	—	—	3,327,794
Norway	—	15,344,983	—	—	15,344,983
Portugal	—	1,157,118	18,592	—	1,175,710
Singapore	—	16,686,157	—	—	16,686,157
South Africa	—	976,599	—	—	976,599
Spain	—	40,366,176	—	—	40,366,176
Sweden	—	48,262,022	—	—	48,262,022
Switzerland	981,473	131,417,390	—	—	132,398,863
United Kingdom	142,977,294	128,228,716	—	—	271,206,010
Total Common Stocks	149,203,487	1,401,118,401	18,592	—	1,550,340,480
Preferred Stocks
Germany	—	23,789,639	—	—	23,789,639
Total Preferred Stocks	—	23,789,639	—	—	23,789,639
Money Market Funds	—	—	—	5,096,451	5,096,451
Total Investments in Securities	149,203,487	1,424,908,040	18,592	5,096,451	1,579,226,570
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
54	CTIVPSM – DFA International Value Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 15.5%
Distributors 0.4%
Pool Corp.	39,513	6,593,929
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(a)	5,500	620,400
H&R Block, Inc.	37,200	957,900
Total		1,578,300
Hotels, Restaurants & Leisure 1.5%
Chipotle Mexican Grill, Inc.(a)	12,260	5,572,415
Choice Hotels International, Inc.	97,420	8,115,086
Domino’s Pizza, Inc.	6,564	1,935,067
Hilton Grand Vacations, Inc.(a)	101,491	3,359,352
Starbucks Corp.	62,640	3,560,458
Yum China Holdings, Inc.	173,370	6,087,021
Total		28,629,399
Household Durables —%
Tupperware Brands Corp.	27,135	907,666
Internet & Direct Marketing Retail 7.2%
Amazon.com, Inc.(a)	52,541	105,239,623
Booking Holdings, Inc.(a)	6,930	13,749,120
Netflix, Inc.(a)	46,362	17,345,415
Total		136,334,158
Leisure Products 0.1%
Brunswick Corp.	21,400	1,434,228
Media 0.6%
Cable One, Inc.	1,553	1,372,246
Charter Communications, Inc., Class A(a)	3,370	1,098,216
Madison Square Garden Co. (The), Class A(a)	17,809	5,615,534
Walt Disney Co. (The)	20,260	2,369,204
Total		10,455,200
Multiline Retail 0.1%
Dollar General Corp.	23,040	2,518,272
Specialty Retail 4.5%
Burlington Stores, Inc.(a)	18,090	2,947,223
Floor & Decor Holdings, Inc.(a)	3,730	112,534
Home Depot, Inc. (The)	202,870	42,024,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Lowe’s Companies, Inc.	119,210	13,687,692
O’Reilly Automotive, Inc.(a)	18,384	6,385,131
Ross Stores, Inc.	56,990	5,647,709
Tiffany & Co.	11,300	1,457,361
TJX Companies, Inc. (The)	60,830	6,814,176
Tractor Supply Co.	42,752	3,885,302
Ulta Beauty, Inc.(a)	5,005	1,412,011
Total		84,373,659
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	1,600	157,760
lululemon athletica, Inc.(a)	5,284	858,597
Nike, Inc., Class B	183,760	15,568,148
Skechers U.S.A., Inc., Class A(a)	57,883	1,616,672
VF Corp.	9,740	910,203
Total		19,111,380
Total Consumer Discretionary		291,936,191
Consumer Staples 4.5%
Beverages 1.8%
Coca-Cola Co. (The)	268,571	12,405,295
Keurig Dr. Pepper, Inc.	114,220	2,646,477
Monster Beverage Corp.(a)	129,550	7,550,174
PepsiCo, Inc.	96,460	10,784,228
Total		33,386,174
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	92,778	21,791,697
Sprouts Farmers Market, Inc.(a)	123,597	3,387,794
SYSCO Corp.	27,130	1,987,272
Total		27,166,763
Food Products 0.2%
Lamb Weston Holdings, Inc.	58,070	3,867,462
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	59,990	8,717,747
Nu Skin Enterprises, Inc., Class A	75,350	6,210,347
Total		14,928,094
CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018	55

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.3%
Altria Group, Inc.	83,750	5,050,962
Total Consumer Staples		84,399,455
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Cabot Oil & Gas Corp.	721,407	16,246,086
ONEOK, Inc.	21,336	1,446,367
Pioneer Natural Resources Co.	10,840	1,888,220
Total		19,580,673
Total Energy		19,580,673
Financials 1.3%
Banks 0.3%
First Hawaiian, Inc.	120	3,259
Western Alliance Bancorp(a)	87,570	4,981,857
Total		4,985,116
Capital Markets 0.8%
Artisan Partners Asset Management, Inc., Class A	96,136	3,114,806
BGC Partners, Inc., Class A	46,980	555,304
Cboe Global Markets, Inc.	52,687	5,055,844
Evercore, Inc., Class A	13,226	1,329,874
SEI Investments Co.	56,840	3,472,924
T. Rowe Price Group, Inc.	10,620	1,159,492
Total		14,688,244
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a)	15,760	3,374,374
Insurance —%
American International Group, Inc.	15,240	811,378
Aon PLC	2,540	390,601
Total		1,201,979
Total Financials		24,249,713
Health Care 17.9%
Biotechnology 3.3%
AbbVie, Inc.	120,569	11,403,416
Alkermes PLC(a)	33,949	1,440,795
Alnylam Pharmaceuticals, Inc.(a)	41,401	3,623,415
Amgen, Inc.	50,720	10,513,749
BioMarin Pharmaceutical, Inc.(a)	2,010	194,910
bluebird bio, Inc.(a)	4,970	725,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Celgene Corp.(a)	77,740	6,956,953
Exelixis, Inc.(a)	46,030	815,652
Gilead Sciences, Inc.	105,956	8,180,863
Ionis Pharmaceuticals, Inc.(a)	6,190	319,280
Regeneron Pharmaceuticals, Inc.(a)	8,686	3,509,491
Seattle Genetics, Inc.(a)	15,280	1,178,394
Vertex Pharmaceuticals, Inc.(a)	63,930	12,321,868
Total		61,184,406
Health Care Equipment & Supplies 6.3%
ABIOMED, Inc.(a)	1,390	625,152
Align Technology, Inc.(a)	19,389	7,585,365
Baxter International, Inc.	19,855	1,530,622
Becton Dickinson and Co.	16,091	4,199,751
Boston Scientific Corp.(a)	237,272	9,134,972
Cantel Medical Corp.	47,380	4,361,803
Cooper Companies, Inc. (The)	29,897	8,285,954
DexCom, Inc.(a)	63,900	9,140,256
Edwards Lifesciences Corp.(a)	23,099	4,021,536
Hill-Rom Holdings, Inc.	8,720	823,168
ICU Medical, Inc.(a)	6,786	1,918,741
IDEXX Laboratories, Inc.(a)	27,222	6,796,245
Insulet Corp.(a)	11,680	1,237,496
Intuitive Surgical, Inc.(a)	26,452	15,183,448
Masimo Corp.(a)	21,586	2,688,320
Penumbra, Inc.(a)	51,579	7,721,376
ResMed, Inc.	69,315	7,994,792
Stryker Corp.	77,000	13,681,360
Teleflex, Inc.	9,104	2,422,483
Varian Medical Systems, Inc.(a)	32,160	3,599,669
West Pharmaceutical Services, Inc.	40,519	5,002,881
Total		117,955,390
Health Care Providers & Services 3.1%
Centene Corp.(a)	55,640	8,055,559
Humana, Inc.	16,230	5,494,180
UnitedHealth Group, Inc.	136,002	36,181,972
WellCare Health Plans, Inc.(a)	27,580	8,839,114
Total		58,570,825

56	CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.6%
Cerner Corp.(a)	117,850	7,590,719
Veeva Systems Inc., Class A(a)	43,081	4,690,228
Total		12,280,947
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	40,380	2,848,405
Bio-Techne Corp.	5,088	1,038,512
Bruker Corp.	130,680	4,371,246
Illumina, Inc.(a)	27,579	10,123,148
IQVIA Holdings, Inc.(a)	7,890	1,023,649
Mettler-Toledo International, Inc.(a)	6,439	3,921,222
Pra Health Sciences, Inc.(a)	11,441	1,260,684
QIAGEN NV(a)	33,372	1,264,131
Thermo Fisher Scientific, Inc.	26,993	6,588,451
Waters Corp.(a)	18,629	3,626,694
Total		36,066,142
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	181,739	11,282,357
Eli Lilly & Co.	49,156	5,274,930
Johnson & Johnson	97,180	13,427,361
Merck & Co., Inc.	50,660	3,593,820
Zoetis, Inc.	183,265	16,779,744
Total		50,358,212
Total Health Care		336,415,922
Industrials 13.2%
Aerospace & Defense 4.5%
Boeing Co. (The)	66,330	24,668,127
BWX Technologies, Inc.	18,970	1,186,384
Curtiss-Wright Corp.	89,720	12,329,322
General Dynamics Corp.	8,000	1,637,760
Harris Corp.	38,954	6,591,406
Hexcel Corp.	91,890	6,161,225
Lockheed Martin Corp.	49,700	17,194,212
Northrop Grumman Corp.	22,148	7,029,111
Raytheon Co.	40,360	8,340,798
Total		85,138,345
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	63,150	6,183,648
Expeditors International of Washington, Inc.	2,639	194,046
United Parcel Service, Inc., Class B	113,450	13,245,287
Total		19,622,981
Building Products 0.1%
AO Smith Corp.	27,055	1,443,926
Commercial Services & Supplies 1.0%
Cintas Corp.	860	170,117
Copart, Inc.(a)	75,001	3,864,801
KAR Auction Services, Inc.	8,380	500,202
Rollins, Inc.	80,980	4,914,676
Waste Management, Inc.	93,280	8,428,781
Total		17,878,577
Electrical Equipment 0.7%
AMETEK, Inc.	65,229	5,160,919
Emerson Electric Co.	56,580	4,332,896
Rockwell Automation, Inc.	23,300	4,369,216
Total		13,863,031
Industrial Conglomerates 1.5%
3M Co.	56,100	11,820,831
Honeywell International, Inc.	87,200	14,510,080
Roper Technologies, Inc.	3,230	956,758
Total		27,287,669
Machinery 1.4%
Cummins, Inc.	1,020	148,991
Fortive Corp.	77,155	6,496,451
Gardner Denver Holdings, Inc.(a)	93,630	2,653,474
Graco, Inc.	205,921	9,542,379
IDEX Corp.	14,730	2,219,222
Illinois Tool Works, Inc.	5,914	834,584
Lincoln Electric Holdings, Inc.	13,670	1,277,325
Toro Co. (The)	57,380	3,441,078
Xylem, Inc.	680	54,312
Total		26,667,816

CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018	57

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	30,584	4,358,526
TransUnion	42,510	3,127,886
Verisk Analytics, Inc.(a)	910	109,700
Total		7,596,112
Road & Rail 1.5%
CSX Corp.	1,940	143,657
JB Hunt Transport Services, Inc.	73,332	8,722,108
Landstar System, Inc.	30,984	3,780,048
Old Dominion Freight Line, Inc.	28,809	4,645,739
Union Pacific Corp.	63,150	10,282,715
Total		27,574,267
Trading Companies & Distributors 1.1%
Fastenal Co.	74,270	4,309,145
HD Supply Holdings, Inc.(a)	144,230	6,171,602
W.W. Grainger, Inc.	17,268	6,171,756
Watsco, Inc.	26,630	4,742,803
Total		21,395,306
Total Industrials		248,468,030
Information Technology 42.1%
Communications Equipment 0.7%
Arista Networks, Inc.(a)	8,730	2,320,958
Palo Alto Networks, Inc.(a)	45,570	10,265,098
Total		12,586,056
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	6,840	643,097
CDW Corp.	25,280	2,247,897
Cognex Corp.	39,230	2,189,819
Coherent, Inc.(a)	3,390	583,724
National Instruments Corp.	147,200	7,114,176
Trimble Navigation Ltd.(a)	48,427	2,104,637
Zebra Technologies Corp., Class A(a)	9,742	1,722,678
Total		16,606,028
Internet Software & Services 7.6%
2U, Inc.(a)	30,220	2,272,242
Akamai Technologies, Inc.(a)	27,630	2,021,135
Alphabet, Inc., Class A(a)	36,482	44,036,693
Alphabet, Inc., Class C(a)	37,704	44,998,593
Common Stocks (continued)
Issuer	Shares	Value ($)
Facebook, Inc., Class A(a)	219,870	36,159,820
GoDaddy, Inc., Class A(a)	56,270	4,692,355
LogMeIn, Inc.	17,200	1,532,520
Okta, Inc.(a)	13,340	938,602
Twilio, Inc., Class A(a)	27,384	2,362,692
VeriSign, Inc.(a)	27,820	4,454,538
Total		143,469,190
IT Services 9.5%
Accenture PLC, Class A	36,131	6,149,496
Automatic Data Processing, Inc.	66,010	9,945,067
Black Knight, Inc.(a)	26,750	1,389,663
Booz Allen Hamilton Holdings Corp.	34,530	1,713,724
Broadridge Financial Solutions, Inc.	28,916	3,815,466
Cognizant Technology Solutions Corp., Class A	70,700	5,454,505
EPAM Systems, Inc.(a)	3,060	421,362
Euronet Worldwide, Inc.(a)	101,717	10,194,078
Fidelity National Information Services, Inc.	49,405	5,388,603
Fiserv, Inc.(a)	26,190	2,157,532
Global Payments, Inc.	6,970	887,978
International Business Machines Corp.	72,310	10,933,995
Jack Henry & Associates, Inc.	69,695	11,156,776
MasterCard, Inc., Class A	163,443	36,384,046
Paychex, Inc.	20,670	1,522,345
PayPal Holdings, Inc.(a)	175,800	15,442,272
Square, Inc., Class A(a)	6,524	645,941
Total System Services, Inc.	56,600	5,588,684
Visa, Inc., Class A	269,796	40,493,682
Worldpay, Inc., Class A(a)	89,340	9,047,462
Total		178,732,677
Semiconductors & Semiconductor Equipment 2.1%
Cypress Semiconductor Corp.	259,970	3,766,966
MKS Instruments, Inc.	21,880	1,753,682
Monolithic Power Systems, Inc.	15,210	1,909,311
NVIDIA Corp.	65,592	18,432,664
Skyworks Solutions, Inc.	1,986	180,150
Texas Instruments, Inc.	37,963	4,073,050
Universal Display Corp.	14,510	1,710,729
Xilinx, Inc.	104,310	8,362,533
Total		40,189,085

58	CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.2%
Activision Blizzard, Inc.	5,650	470,024
Adobe Systems, Inc.(a)	100,779	27,205,291
ANSYS, Inc.(a)	8,210	1,532,643
Aspen Technology, Inc.(a)	12,350	1,406,789
Autodesk, Inc.(a)	24,240	3,784,106
Cadence Design Systems, Inc.(a)	201,620	9,137,418
Citrix Systems, Inc.(a)	63,983	7,112,350
Fair Isaac Corp.(a)	13,510	3,087,710
Fortinet, Inc.(a)	42,728	3,942,513
Intuit, Inc.	85,297	19,396,538
Microsoft Corp.	969,930	110,930,894
Proofpoint, Inc.(a)	66,710	7,093,274
Red Hat, Inc.(a)	44,250	6,030,390
RingCentral, Inc., Class A(a)	10,480	975,164
Salesforce.com, Inc.(a)	148,729	23,652,373
ServiceNow, Inc.(a)	42,851	8,382,941
Splunk, Inc.(a)	80,610	9,746,555
Synopsys, Inc.(a)	24,590	2,424,820
Tableau Software, Inc., Class A(a)	47,191	5,273,122
Tyler Technologies, Inc.(a)	3,110	762,137
Ultimate Software Group, Inc. (The)(a)	9,930	3,199,347
Workday, Inc., Class A(a)	62,741	9,158,931
Zendesk, Inc.(a)	27,110	1,924,810
Total		266,630,140
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	572,762	129,295,294
NetApp, Inc.	4,942	424,468
Pure Storage, Inc., Class A(a)	146,516	3,802,090
Total		133,521,852
Total Information Technology		791,735,028
Materials 1.0%
Chemicals 0.5%
Praxair, Inc.	7,900	1,269,767
Sherwin-Williams Co. (The)	100	45,521
WR Grace & Co.	114,520	8,183,599
Total		9,498,887
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
AptarGroup, Inc.	82,089	8,844,269
Total Materials		18,343,156
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	34,590	5,025,927
Boston Properties, Inc.	21,180	2,607,046
Crown Castle International Corp.	24,400	2,716,452
CubeSmart	58,040	1,655,881
Equity LifeStyle Properties, Inc.	47,030	4,536,044
Extra Space Storage, Inc.	54,466	4,718,934
Hudson Pacific Properties, Inc.	51,218	1,675,853
Life Storage, Inc.	600	57,096
Outfront Media, Inc.	8,770	174,962
Public Storage	1,570	316,559
SBA Communications Corp.(a)	45,110	7,246,019
Simon Property Group, Inc.	74,010	13,081,267
Taubman Centers, Inc.	59,384	3,552,945
Total		47,364,985
Total Real Estate		47,364,985
Telecommunication Services 0.1%
Internet & Direct Marketing Retail 0.1%
TripAdvisor, Inc.(a)	33,830	1,727,698
Total Telecommunication Services		1,727,698
Total Common Stocks (Cost $1,485,891,504)		1,864,220,851

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	18,128,590	18,126,777
Total Money Market Funds (Cost $18,126,777)		18,126,777
Total Investments in Securities (Cost: $1,504,018,281)		1,882,347,628
Other Assets & Liabilities, Net		(2,052,304)
Net Assets		1,880,295,324

CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018	59

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	15,838,219	107,238,310	(104,947,939)	18,128,590	(2,093)	(1,070)	236,874	18,126,777
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
60	CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	291,936,191	—	—	—	291,936,191
Consumer Staples	84,399,455	—	—	—	84,399,455
Energy	19,580,673	—	—	—	19,580,673
Financials	24,249,713	—	—	—	24,249,713
Health Care	336,415,922	—	—	—	336,415,922
Industrials	248,468,030	—	—	—	248,468,030
Information Technology	791,735,028	—	—	—	791,735,028
Materials	18,343,156	—	—	—	18,343,156
Real Estate	47,364,985	—	—	—	47,364,985
Telecommunication Services	1,727,698	—	—	—	1,727,698
Total Common Stocks	1,864,220,851	—	—	—	1,864,220,851
Money Market Funds	—	—	—	18,126,777	18,126,777
Total Investments in Securities	1,864,220,851	—	—	18,126,777	1,882,347,628
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2018	61

Portfolio of Investments
CTIVPSM – MFS® Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Consumer Discretionary 5.7%
Auto Components 0.8%
Aptiv PLC	176,472	14,806,001
Automobiles 0.1%
Harley-Davidson, Inc.	62,665	2,838,725
Household Durables 0.2%
Newell Brands, Inc.	190,304	3,863,171
Media 4.2%
Comcast Corp., Class A	1,293,377	45,798,480
Interpublic Group of Companies, Inc. (The)	641,337	14,667,377
Omnicom Group, Inc.	316,928	21,557,442
Total		82,023,299
Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc.	420,622	7,752,063
Total Consumer Discretionary		111,283,259
Consumer Staples 10.3%
Beverages 1.6%
Diageo PLC	645,984	22,893,321
PepsiCo, Inc.	85,725	9,584,055
Total		32,477,376
Food Products 4.1%
Archer-Daniels-Midland Co.	253,447	12,740,781
Danone SA	116,311	9,007,364
General Mills, Inc.	464,063	19,917,584
JM Smucker Co. (The)	70,715	7,256,066
Nestlé SA, Registered Shares	376,703	31,405,991
Total		80,327,786
Household Products 1.3%
Colgate-Palmolive Co.	59,391	3,976,227
Kimberly-Clark Corp.	54,130	6,151,333
Procter & Gamble Co. (The)	54,778	4,559,173
Reckitt Benckiser Group PLC	115,436	10,556,226
Total		25,242,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.3%
Altria Group, Inc.	245,516	14,807,070
Philip Morris International, Inc.	602,276	49,109,585
Total		63,916,655
Total Consumer Staples		201,964,776
Energy 5.2%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	489,151	29,799,079
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp.	140,842	17,222,160
EOG Resources, Inc.	174,769	22,295,281
Exxon Mobil Corp.	204,778	17,410,225
Occidental Petroleum Corp.	179,581	14,756,171
Total		71,683,837
Total Energy		101,482,916
Financials 29.6%
Banks 13.6%
Citigroup, Inc.	623,462	44,727,164
JPMorgan Chase & Co.	815,788	92,053,518
PNC Financial Services Group, Inc. (The)	205,690	28,012,921
U.S. Bancorp	813,011	42,935,111
Wells Fargo & Co.	1,136,907	59,755,832
Total		267,484,546
Capital Markets 7.5%
Bank of New York Mellon Corp. (The)	432,868	22,071,939
BlackRock, Inc.	42,725	20,137,574
Goldman Sachs Group, Inc. (The)	195,722	43,888,701
Moody’s Corp.	85,564	14,306,301
Nasdaq, Inc.	241,007	20,678,401
State Street Corp.	203,463	17,046,130
T. Rowe Price Group, Inc.	90,987	9,933,961
Total		148,063,007
Consumer Finance 1.2%
American Express Co.	215,287	22,925,913
62	CTIVPSM – MFS® Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.3%
Aon PLC	250,622	38,540,651
Chubb Ltd.	273,322	36,526,752
MetLife, Inc.	470,719	21,991,992
Prudential Financial, Inc.	79,056	8,009,954
Travelers Companies, Inc. (The)	287,030	37,230,661
Total		142,300,010
Total Financials		580,773,476
Health Care 17.3%
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	428,934	31,466,598
Danaher Corp.	261,143	28,375,798
Medtronic PLC	543,145	53,429,174
Total		113,271,570
Health Care Providers & Services 2.3%
CIGNA Corp.	101,124	21,059,073
Express Scripts Holding Co.(a)	135,137	12,839,367
McKesson Corp.	93,023	12,339,501
Total		46,237,941
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	122,233	29,834,631
Pharmaceuticals 7.7%
Johnson & Johnson	511,940	70,734,750
Merck & Co., Inc.	276,548	19,618,315
Novartis AG, Registered Shares	53,274	4,581,542
Pfizer, Inc.	1,178,353	51,930,017
Roche Holding AG, Genusschein Shares	15,281	3,701,913
Total		150,566,537
Total Health Care		339,910,679
Industrials 15.6%
Aerospace & Defense 3.6%
Lockheed Martin Corp.	39,651	13,717,660
Northrop Grumman Corp.	110,811	35,168,087
United Technologies Corp.	157,347	21,998,684
Total		70,884,431
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	99,038	11,562,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.7%
Johnson Controls International PLC	945,092	33,078,220
Electrical Equipment 1.1%
Eaton Corp. PLC	241,060	20,907,134
Industrial Conglomerates 3.3%
3M Co.	111,487	23,491,426
Honeywell International, Inc.	251,007	41,767,565
Total		65,258,991
Machinery 2.6%
Illinois Tool Works, Inc.	142,612	20,125,405
Ingersoll-Rand PLC	173,716	17,771,147
Stanley Black & Decker, Inc.	95,247	13,947,971
Total		51,844,523
Professional Services 0.6%
Equifax, Inc.	87,511	11,426,311
Road & Rail 1.9%
Canadian National Railway Co.	136,035	12,215,943
Union Pacific Corp.	148,292	24,146,386
Total		36,362,329
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	96,591	4,133,129
Total Industrials		305,457,755
Information Technology 8.6%
IT Services 6.5%
Accenture PLC, Class A	354,196	60,284,159
Amdocs Ltd.	72,315	4,771,344
Cognizant Technology Solutions Corp., Class A	101,901	7,861,662
DXC Technology Co.	121,295	11,343,508
Fidelity National Information Services, Inc.	209,395	22,838,713
Fiserv, Inc.(a)	250,324	20,621,691
Total		127,721,077
Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	85,347	7,891,184
Texas Instruments, Inc.	302,812	32,488,699
Total		40,379,883
Total Information Technology		168,100,960

CTIVPSM – MFS® Value Fund | Quarterly Report 2018	63

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.5%
Chemicals 3.1%
DowDuPont, Inc.	112,218	7,216,740
PPG Industries, Inc.	325,502	35,522,033
Sherwin-Williams Co. (The)	42,378	19,290,889
Total		62,029,662
Containers & Packaging 0.4%
Crown Holdings, Inc.(a)	152,799	7,334,352
Total Materials		69,364,014
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	35,080	7,073,180
Total Real Estate		7,073,180
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	303,316	16,194,041
Total Telecommunication Services		16,194,041
Utilities 2.9%
Electric Utilities 2.9%
Duke Energy Corp.	392,459	31,404,569
Southern Co. (The)	389,280	16,972,608
Xcel Energy, Inc.	167,108	7,889,169
Total		56,266,346
Total Utilities		56,266,346
Total Common Stocks (Cost $1,398,061,920)		1,957,871,402

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	4,349,669	4,349,234
Total Money Market Funds (Cost $4,349,234)		4,349,234
Total Investments in Securities (Cost $1,402,411,154)		1,962,220,636

Investments in Securities Sold Short

Common Stocks (0.0)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.0)%
Auto Components (0.0)%
Garrett Motion, Inc.(a)	(18,067)	(334,239)
Total Consumer Discretionary		(334,239)
Total Common Stocks (Proceeds $291,553)		(334,239)
Total Investments in Securities Sold Short (Proceeds $291,553)		(334,239)
Total Investments in Securities, Net of Securities Sold Short		1,961,886,397
Other Assets & Liabilities, Net		(1,937,747)
Net Assets		1,959,948,650

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	14,243,935	256,625,913	(266,520,179)	4,349,669	(5,381)	—	201,789	4,349,234
64	CTIVPSM – MFS® Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CTIVPSM – MFS® Value Fund | Quarterly Report 2018	65

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	111,283,259	—	—	—	111,283,259
Consumer Staples	128,101,874	73,862,902	—	—	201,964,776
Energy	101,482,916	—	—	—	101,482,916
Financials	580,773,476	—	—	—	580,773,476
Health Care	331,627,224	8,283,455	—	—	339,910,679
Industrials	305,457,755	—	—	—	305,457,755
Information Technology	168,100,960	—	—	—	168,100,960
Materials	69,364,014	—	—	—	69,364,014
Real Estate	7,073,180	—	—	—	7,073,180
Telecommunication Services	16,194,041	—	—	—	16,194,041
Utilities	56,266,346	—	—	—	56,266,346
Total Common Stocks	1,875,725,045	82,146,357	—	—	1,957,871,402
Money Market Funds	—	—	—	4,349,234	4,349,234
Total Investments in Securities	1,875,725,045	82,146,357	—	4,349,234	1,962,220,636
Investments in Securities Sold Short
Common Stocks
Consumer Discretionary	(334,239)	—	—	—	(334,239)
Total Investments in Securities Sold Short	(334,239)	—	—	—	(334,239)
Total Investments in Securities, Net of Securities Sold Short	1,875,390,806	82,146,357	—	4,349,234	1,961,886,397
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
66	CTIVPSM – MFS® Value Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Morgan Stanley Advantage Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Consumer Discretionary 22.0%
Hotels, Restaurants & Leisure 4.6%
Starbucks Corp.	1,795,379	102,049,342
Internet & Direct Marketing Retail 11.1%
Amazon.com, Inc.(a)	107,375	215,072,125
Booking Holdings, Inc.(a)	14,132	28,037,888
Total		243,110,013
Media 1.5%
Walt Disney Co. (The)	273,036	31,928,830
Textiles, Apparel & Luxury Goods 4.8%
LVMH Moet Hennessy Louis Vuitton SE	296,060	104,703,388
Total Consumer Discretionary		481,791,573
Financials 2.2%
Capital Markets 1.2%
S&P Global, Inc.	136,144	26,601,176
Insurance 1.0%
Markel Corp.(a)	17,442	20,729,643
Total Financials		47,330,819
Health Care 10.2%
Health Care Equipment & Supplies 5.3%
Danaher Corp.	314,362	34,158,575
Intuitive Surgical, Inc.(a)	142,224	81,636,576
Total		115,795,151
Pharmaceuticals 4.9%
Elanco Animal Health, Inc.(a)	1,553,168	54,190,031
Zoetis, Inc.	598,734	54,820,085
Total		109,010,116
Total Health Care		224,805,267
Industrials 17.5%
Aerospace & Defense 1.6%
United Technologies Corp.	245,469	34,319,021
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 4.5%
Copart, Inc.(a)	636,936	32,821,312
Rollins, Inc.	560,910	34,041,628
Waste Management, Inc.	364,400	32,927,184
Total		99,790,124
Machinery 1.6%
Fortive Corp.	414,792	34,925,486
Road & Rail 8.9%
Canadian National Railway Co.	891,887	80,091,453
Union Pacific Corp.	703,664	114,577,609
Total		194,669,062
Trading Companies & Distributors 0.9%
Watsco, Inc.	113,535	20,220,583
Total Industrials		383,924,276
Information Technology 38.3%
Internet Software & Services 11.5%
Alphabet, Inc., Class C(a)	73,908	88,206,981
Facebook, Inc., Class A(a)	470,259	77,338,795
Twitter, Inc.(a)	3,040,706	86,538,493
Total		252,084,269
IT Services 1.5%
Broadridge Financial Solutions, Inc.	240,926	31,790,186
Software 25.3%
Activision Blizzard, Inc.	1,240,971	103,236,377
Adobe Systems, Inc.(a)	103,846	28,033,228
ANSYS, Inc.(a)	175,594	32,779,888
Constellation Software, Inc.	42,628	31,348,321
Intuit, Inc.	150,019	34,114,320
Salesforce.com, Inc.(a)	691,373	109,949,048
ServiceNow, Inc.(a)	389,596	76,216,665
SS&C Technologies Holdings, Inc.	557,136	31,662,039
Tyler Technologies, Inc.(a)	133,660	32,754,720
Workday, Inc., Class A(a)	521,759	76,166,379
Total		556,260,985
Total Information Technology		840,135,440
CTIVPSM – Morgan Stanley Advantage Fund | Quarterly Report 2018	67

Portfolio of Investments   (continued)
CTIVPSM – Morgan Stanley Advantage Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.5%
Chemicals 4.3%
Ecolab, Inc.	208,905	32,752,126
Praxair, Inc.	175,526	28,212,294
Sherwin-Williams Co. (The)	73,323	33,377,363
Total		94,341,783
Construction Materials 2.2%
Martin Marietta Materials, Inc.	130,602	23,763,034
Vulcan Materials Co.	230,570	25,639,384
Total		49,402,418
Total Materials		143,744,201
Total Common Stocks (Cost $1,647,081,164)		2,121,731,576

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	75,194,806	75,187,286
Total Money Market Funds (Cost $75,187,286)		75,187,286
Total Investments in Securities (Cost: $1,722,268,450)		2,196,918,862
Other Assets & Liabilities, Net		(2,311,015)
Net Assets		2,194,607,847

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	66,175,288	555,258,094	(546,238,576)	75,194,806	8,220	(3,984)	795,582	75,187,286
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
68	CTIVPSM – Morgan Stanley Advantage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Morgan Stanley Advantage Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	377,088,185	104,703,388	—	—	481,791,573
Financials	47,330,819	—	—	—	47,330,819
Health Care	224,805,267	—	—	—	224,805,267
Industrials	383,924,276	—	—	—	383,924,276
Information Technology	840,135,440	—	—	—	840,135,440
Materials	143,744,201	—	—	—	143,744,201
Total Common Stocks	2,017,028,188	104,703,388	—	—	2,121,731,576
Money Market Funds	—	—	—	75,187,286	75,187,286
Total Investments in Securities	2,017,028,188	104,703,388	—	75,187,286	2,196,918,862
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Morgan Stanley Advantage Fund | Quarterly Report 2018	69

Portfolio of Investments
CTIVPSM – Oppenheimer International Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 2.0%
CSL Ltd.	146,756	21,323,561
James Hardie Industries PLC	549,527	8,323,942
Total		29,647,503
Austria 1.1%
ams AG	293,156	16,387,343
Canada 4.0%
Alimentation Couche-Tard, Inc., Class B	320,312	16,022,420
CCL Industries, Inc.	403,372	18,181,642
Dollarama, Inc.	392,837	12,375,285
Saputo, Inc.	461,131	13,716,295
Total		60,295,642
China 2.5%
Alibaba Group Holding Ltd., ADR(a)	57,762	9,516,867
Baidu, Inc., ADR(a)	79,560	18,193,781
JD.com, Inc., ADR(a)	378,952	9,886,858
Total		37,597,506
Denmark 3.3%
Novo Nordisk A/S, Class B	452,931	21,324,687
Novozymes AS, Class B	249,611	13,702,975
William Demant Holding AS(a)	393,310	14,782,269
Total		49,809,931
Finland 1.5%
Nokia OYJ	3,964,518	21,988,557
France 15.5%
Airbus Group SE	164,870	20,708,074
AtoS	189,709	22,576,827
Dassault Systemes	91,905	13,738,442
Edenred	517,237	19,715,671
EssilorLuxottica	91,317	13,512,714
Hermes International	35,980	23,836,584
Legrand SA	233,160	16,995,207
LVMH Moet Hennessy Louis Vuitton SE	74,020	26,177,615
Pernod Ricard SA	110,770	18,172,531
SEB SA	3,980	677,436
SEB SA Loyalty Shares(a),(b)	103,871	17,679,883
Common Stocks (continued)
Issuer	Shares	Value ($)
STMicroelectronics NV	1,179,960	21,467,792
Technicolor SA	2,471	2,961
Valeo SA	392,800	17,056,667
Total		232,318,404
Germany 12.0%
Bayer AG, Registered Shares	174,903	15,536,978
Bayerische Motoren Werke AG	155,027	13,987,347
Brenntag AG	245,959	15,180,945
Continental AG	106,897	18,610,716
Infineon Technologies AG	1,528,734	34,735,524
SAP SE	299,365	36,843,255
Scout24 AG(c)	404,470	18,859,541
Siemens Healthineers AG(a)	302,722	13,312,135
United Internet AG	266,603	12,613,736
Total		179,680,177
Hong Kong 0.9%
WH Group Ltd.	19,743,000	13,860,686
India 2.8%
Hero Honda Motors Ltd.	458,945	18,573,972
ICICI Bank Ltd., ADR	2,791,305	23,698,180
Total		42,272,152
Japan 11.8%
Hitachi Ltd.	601,000	20,428,977
Hoya Corp.	290,400	17,247,146
Keyence Corp.	40,520	23,537,537
Koito Manufacturing Co., Ltd.	315,600	20,724,445
Kubota Corp.	988,900	16,800,600
Nidec Corp.	136,000	19,556,224
Nippon Telegraph & Telephone Corp.	582,600	26,292,938
Nitori Co., Ltd.	111,500	15,978,607
Subaru Corp.	550,100	16,862,936
Total		177,429,410
Jersey 0.8%
Ferguson PLC	132,699	11,268,339
Luxembourg 1.5%
SES SA FDR	1,036,160	22,737,344
70	CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Oppenheimer International Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.9%
Aalberts Industries NV	374,421	15,945,591
ASML Holding NV	127,280	23,777,561
Boskalis Westminster	606,135	19,078,753
Heineken NV	155,041	14,537,642
Total		73,339,547
New Zealand 0.8%
Xero Ltd.(a)	318,544	11,271,923
South Africa 0.6%
SPAR Group Ltd. (The)	687,131	8,946,976
Spain 4.5%
Amadeus IT Group SA, Class A	229,357	21,308,930
Grifols SA	765,750	21,568,945
Prosegur Cash SA(c)	4,025,099	8,823,272
Prosegur Cia de Seguridad SA, Registered Shares	2,407,938	14,957,196
Total		66,658,343
Sweden 2.5%
Atlas Copco AB, Class A	472,139	13,610,506
Epiroc AB, Class A(a)	914,734	10,220,434
Swedish Match AB	278,870	14,277,050
Total		38,107,990
Switzerland 10.2%
Barry Callebaut AG	7,570	14,347,055
Cie Financiere Richemont SA, Class A, Registered Shares	153,715	12,530,263
Lonza Group AG, Registered Shares	73,753	25,175,520
Roche Holding AG, Genusschein Shares	60,650	14,692,824
Sika AG	116,013	16,892,458
Sonova Holding AG	85,624	17,039,298
Temenos Group AG	225,185	36,528,889
VAT Group AG	134,406	15,078,562
Total		152,284,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.9%
CP ALL PCL, Foreign Registered Shares	6,115,600	13,050,571
United Kingdom 10.0%
Bunzl PLC	757,106	23,811,778
Domino’s Pizza Group PLC	2,918,528	10,628,405
Essentra PLC	528,050	2,787,455
Intertek Group PLC	160,930	10,471,030
Legal & General Group PLC	2,559,242	8,746,250
Melrose Industries PLC	3,231,166	8,418,794
Prudential PLC	838,430	19,227,991
Reckitt Benckiser Group PLC	246,681	22,558,130
TechnipFMC PLC	542,642	17,073,942
Weir Group PLC (The)	428,216	9,839,953
Whitbread PLC	270,929	16,657,092
Total		150,220,820
United States 2.2%
Carnival Corp.	358,260	22,846,240
EPAM Systems, Inc.(a)	74,080	10,200,816
Total		33,047,056
Total Common Stocks (Cost $1,238,992,292)		1,442,221,089

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(d),(e)	39,735,175	39,731,202
Total Money Market Funds (Cost $39,731,579)		39,731,202
Total Investments in Securities (Cost $1,278,723,871)		1,481,952,291
Other Assets & Liabilities, Net		15,194,392
Net Assets		$1,497,146,683

CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018	71

Portfolio of Investments   (continued)
CTIVPSM – Oppenheimer International Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $17,679,883, which represents 1.18% of total net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $27,682,813, which represents 1.85% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	24,307,337	194,147,680	(178,719,842)	39,735,175	(1,696)	(377)	350,934	39,731,202
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
72	CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Oppenheimer International Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	29,647,503	—	—	29,647,503
Austria	—	16,387,343	—	—	16,387,343
Canada	60,295,642	—	—	—	60,295,642
China	37,597,506	—	—	—	37,597,506
Denmark	—	49,809,931	—	—	49,809,931
Finland	—	21,988,557	—	—	21,988,557
France	—	232,318,404	—	—	232,318,404
Germany	—	179,680,177	—	—	179,680,177
Hong Kong	—	13,860,686	—	—	13,860,686
India	23,698,180	18,573,972	—	—	42,272,152
Japan	—	177,429,410	—	—	177,429,410
Jersey	—	11,268,339	—	—	11,268,339
Luxembourg	—	22,737,344	—	—	22,737,344
Netherlands	—	73,339,547	—	—	73,339,547
New Zealand	—	11,271,923	—	—	11,271,923
South Africa	—	8,946,976	—	—	8,946,976
Spain	—	66,658,343	—	—	66,658,343
Sweden	—	38,107,990	—	—	38,107,990
Switzerland	—	152,284,869	—	—	152,284,869
Thailand	—	13,050,571	—	—	13,050,571
United Kingdom	—	150,220,820	—	—	150,220,820
United States	33,047,056	—	—	—	33,047,056
Total Common Stocks	154,638,384	1,287,582,705	—	—	1,442,221,089
Money Market Funds	—	—	—	39,731,202	39,731,202
Total Investments in Securities	154,638,384	1,287,582,705	—	39,731,202	1,481,952,291
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Oppenheimer International Growth Fund | Quarterly Report 2018	73

Portfolio of Investments
CTIVPSM – T. Rowe Price Large Cap Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 6.6%
Auto Components 0.9%
Magna International, Inc.	406,000	21,327,180
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	284,460	18,140,014
Las Vegas Sands Corp.	210,075	12,463,750
Total		30,603,764
Leisure Products 0.3%
Mattel, Inc.	441,317	6,928,677
Media 3.6%
21st Century Fox, Inc., Class B	992,200	45,462,604
Comcast Corp., Class A	714,800	25,311,068
News Corp., Class A	853,800	11,261,622
Total		82,035,294
Multiline Retail 0.5%
Kohl’s Corp.	144,200	10,750,110
Total Consumer Discretionary		151,645,025
Consumer Staples 8.3%
Beverages 1.0%
PepsiCo, Inc.	204,400	22,851,920
Food & Staples Retailing 1.5%
Walmart, Inc.	360,500	33,854,555
Food Products 2.9%
Bunge Ltd.	350,800	24,103,468
Tyson Foods, Inc., Class A	733,400	43,659,302
Total		67,762,770
Household Products 1.5%
Kimberly-Clark Corp.	298,500	33,921,540
Tobacco 1.4%
Philip Morris International, Inc.	405,800	33,088,932
Total Consumer Staples		191,479,717
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 10.5%
Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	229,400	10,935,498
Canadian Natural Resources Ltd.	530,600	17,329,396
EQT Corp.	248,274	10,981,159
Exxon Mobil Corp.	682,300	58,009,146
Hess Corp.	332,900	23,828,982
Occidental Petroleum Corp.	336,000	27,609,120
Total SA, ADR	977,800	62,960,542
TransCanada Corp.	773,800	31,307,948
Total		242,961,791
Total Energy		242,961,791
Financials 23.4%
Banks 12.4%
Citigroup, Inc.	495,600	35,554,344
Fifth Third Bancorp	1,234,200	34,458,864
JPMorgan Chase & Co.	770,500	86,943,220
Signature Bank	88,700	10,186,308
U.S. Bancorp	836,300	44,165,003
Wells Fargo & Co.	1,404,200	73,804,752
Total		285,112,491
Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	617,700	31,496,523
Franklin Resources, Inc.	549,500	16,710,295
Morgan Stanley	822,700	38,313,139
Total		86,519,957
Insurance 7.3%
American International Group, Inc.	547,406	29,143,895
Brighthouse Financial, Inc.(a)	284,224	12,574,070
Chubb Ltd.	318,456	42,558,460
Loews Corp.	504,130	25,322,450
Marsh & McLennan Companies, Inc.	334,011	27,629,390
MetLife, Inc.	660,000	30,835,200
Total		168,063,465
Total Financials		539,695,913
74	CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.5%
Biotechnology 1.0%
Gilead Sciences, Inc.	293,300	22,645,693
Health Care Equipment & Supplies 3.9%
Becton Dickinson and Co.	61,300	15,999,300
Hologic, Inc.(a)	540,800	22,161,984
Medtronic PLC	519,300	51,083,541
Total		89,244,825
Health Care Providers & Services 3.1%
Aetna, Inc.	213,900	43,389,615
CVS Health Corp.	343,800	27,063,936
Total		70,453,551
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	43,000	10,495,440
Pharmaceuticals 7.1%
Johnson & Johnson	302,800	41,837,876
Merck & Co., Inc.	644,360	45,710,898
Perrigo Co. PLC	269,600	19,087,680
Pfizer, Inc.	1,286,600	56,700,462
Total		163,336,916
Total Health Care		356,176,425
Industrials 10.0%
Aerospace & Defense 3.1%
Boeing Co. (The)	106,066	39,445,945
Raytheon Co.	78,600	16,243,476
United Technologies Corp.	115,600	16,162,036
Total		71,851,457
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	186,400	21,762,200
Airlines 1.6%
Southwest Airlines Co.	586,700	36,639,415
Building Products 1.7%
Fortune Brands Home & Security, Inc.	117,000	6,126,120
Johnson Controls International PLC	924,000	32,340,000
Total		38,466,120
Commercial Services & Supplies 0.4%
Stericycle, Inc.(a)	164,300	9,641,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.3%
General Electric Co.	660,100	7,452,529
Machinery 0.7%
Illinois Tool Works, Inc.	121,500	17,146,080
Professional Services 0.7%
Nielsen Holdings PLC	545,200	15,080,232
Road & Rail 0.5%
Canadian Pacific Railway Ltd.	53,600	11,359,984
Total Industrials		229,399,141
Information Technology 9.9%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,093,082	53,178,439
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	184,500	16,223,085
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	316,300	12,224,995
QUALCOMM, Inc.	606,300	43,671,789
Texas Instruments, Inc.	205,600	22,058,824
Total		77,955,608
Software 3.5%
Microsoft Corp.	705,209	80,654,754
Total Information Technology		228,011,886
Materials 4.1%
Chemicals 2.4%
CF Industries Holdings, Inc.	403,100	21,944,764
DowDuPont, Inc.	525,557	33,798,571
Total		55,743,335
Construction Materials 0.4%
Vulcan Materials Co.	82,200	9,140,640
Containers & Packaging 1.3%
International Paper Co.	609,400	29,952,010
Total Materials		94,835,985

CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018	75

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
SL Green Realty Corp.	145,100	14,151,603
Weyerhaeuser Co.	601,900	19,423,313
Total		33,574,916
Total Real Estate		33,574,916
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	820,900	43,827,851
Total Telecommunication Services		43,827,851
Utilities 4.6%
Electric Utilities 4.6%
Evergy, Inc.	435,600	23,923,152
Exelon Corp.	427,900	18,682,114
NextEra Energy, Inc.	10,000	1,676,000
PG&E Corp.	487,413	22,425,872
Southern Co. (The)	927,300	40,430,280
Total		107,137,418
Total Utilities		107,137,418
Total Common Stocks (Cost $1,910,147,201)		2,218,746,068

Convertible Preferred Stocks 1.7%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.125%	74,448	4,865,921
Total Health Care			4,865,921
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.5%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.123%	331,450	18,876,078
Multi-Utilities 0.7%
Sempra Energy	6.000%	130,947	13,204,695
Sempra Energy	6.750%	29,654	3,038,705
Total			16,243,400
Total Utilities			35,119,478
Total Convertible Preferred Stocks (Cost $36,077,387)			39,985,399

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	46,800,173	46,795,493
Total Money Market Funds (Cost $46,795,493)		46,795,493
Total Investments in Securities (Cost: $1,993,020,081)		2,305,526,960
Other Assets & Liabilities, Net		(907,024)
Net Assets		2,304,619,936

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	43,141,320	249,116,153	(245,457,300)	46,800,173	(4,721)	(413)	605,812	46,795,493
76	CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, September 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018	77

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	151,645,025	—	—	—	151,645,025
Consumer Staples	191,479,717	—	—	—	191,479,717
Energy	242,961,791	—	—	—	242,961,791
Financials	539,695,913	—	—	—	539,695,913
Health Care	356,176,425	—	—	—	356,176,425
Industrials	229,399,141	—	—	—	229,399,141
Information Technology	228,011,886	—	—	—	228,011,886
Materials	94,835,985	—	—	—	94,835,985
Real Estate	33,574,916	—	—	—	33,574,916
Telecommunication Services	43,827,851	—	—	—	43,827,851
Utilities	107,137,418	—	—	—	107,137,418
Total Common Stocks	2,218,746,068	—	—	—	2,218,746,068
Convertible Preferred Stocks
Health Care	4,865,921	—	—	—	4,865,921
Utilities	32,080,773	3,038,705	—	—	35,119,478
Total Convertible Preferred Stocks	36,946,694	3,038,705	—	—	39,985,399
Money Market Funds	—	—	—	46,795,493	46,795,493
Total Investments in Securities	2,255,692,762	3,038,705	—	46,795,493	2,305,526,960
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
78	CTIVPSM – T. Rowe Price Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% 07/18/2027	3.260%	7,250,000	7,242,989
Dryden XXV Senior Loan Fund(a),(b)
Series 2012-25A Class ARR
3-month USD LIBOR + 0.900% 10/15/2027	3.239%	8,000,000	7,987,304
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A1
1-month USD LIBOR + 0.800% 06/25/2026	3.016%	5,528,494	5,550,245
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	3.016%	3,090,000	3,104,262
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	3,217,084	3,120,855
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,950,513	2,818,336
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	3.361%	2,800,100	2,817,638
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.726%	7,098,854	7,135,462
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2083	2.856%	6,355,440	6,318,749
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.836%	6,453,855	6,424,820
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.836%	4,729,317	4,725,496
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% 04/25/2040	2.816%	6,822,178	6,840,607
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% 11/26/2040	2.786%	10,890,000	10,889,989
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.716%	7,950,000	8,286,061
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.266%	7,900,000	8,077,461
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
1-month USD LIBOR + 0.600% 10/27/2036	2.816%	58,100	58,016
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	3.166%	4,345,000	4,375,959
Octagon Investment Partners XXI Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.350% 11/14/2026	3.669%	6,400,000	6,403,450
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% 03/15/2055	2.544%	454,943	433,923
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	2.885%	7,800,000	7,834,050
Series 2009-3 Class A
1-month USD LIBOR + 0.750% 01/25/2045	2.966%	5,841,037	5,874,824
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	2.395%	13,250,000	12,967,103
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	2.715%	4,438,172	4,448,180
Series 2007-7 Class B
3-month USD LIBOR + 0.750% 10/27/2070	3.085%	1,990,000	1,884,902
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	3.985%	2,005,975	2,047,202
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	4.185%	5,860,000	5,991,009
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.435%	6,926,691	6,961,330
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% 04/25/2023	3.835%	2,925,000	2,982,364
CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	79

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	4.585%	5,775,000	6,001,750
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	2.866%	4,062,144	4,084,482
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	2.505%	13,000,000	12,771,639
Total Asset-Backed Securities — Non-Agency (Cost $175,125,230)			176,460,457

Commercial Mortgage-Backed Securities - Agency 4.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	6,904,880
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,943,709
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	12,953,157
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF34 Class A
1-month USD LIBOR + 0.360% 08/25/2024	2.441%	5,038,980	5,036,378
Federal National Mortgage Association
04/01/2019	2.300%	7,575,859	7,562,184
12/01/2020	3.630%	397,289	401,093
04/01/2021	4.250%	3,941,000	4,032,123
06/01/2021	4.377%	5,710,126	5,859,407
08/01/2021	3.840%	9,024,489	9,178,130
06/01/2023	2.766%	3,239,040	3,161,982
12/01/2023	2.440%	3,095,060	2,976,650
03/01/2026	2.860%	4,600,000	4,435,432
08/01/2026	2.330%	6,215,000	5,724,555
05/01/2027	2.964%	7,037,035	6,804,053
05/01/2030	3.690%	12,741,000	12,761,643
05/01/2031	2.850%	6,420,000	5,923,490
07/01/2032	3.270%	5,615,000	5,311,041
Series 2001-M2 Class Z2
06/25/2031	6.300%	29,867	30,089
Federal National Mortgage Association(b)
Series 2017-M11 Class FA
1-month USD LIBOR + 0.470% 09/25/2024	2.637%	12,061,684	12,145,462
Government National Mortgage Association(c),(d)
CMO Series 2011-121 Class
06/16/2043	0.530%	7,091,396	82,785
CMO Series 2011-78 Class IX
08/16/2046	0.217%	8,875,320	112,053
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-55 Class
04/16/2052	0.486%	2,118,168	35,270
Government National Mortgage Association(d)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	15,051,345	129,502
Total Commercial Mortgage-Backed Securities - Agency (Cost $125,137,819)			118,505,068

Commercial Mortgage-Backed Securities - Non-Agency 1.2%

225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	3,090,000	3,037,044
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/2030	2.959%	3,055,000	3,015,623
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,025,034
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,571,864
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,930,000	2,906,530
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,043,293
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	2,840,000	2,841,291
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/2032	4.311%	1,685,300	1,718,575
Series 2012-HSBC Class A
07/05/2032	3.093%	720,226	713,739
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.961%	3,035,000	3,064,829
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,050,841
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2013-120B Class A
03/18/2028	2.800%	3,065,000	3,033,499
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $32,907,211)			32,022,162

80	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Common Stocks 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.1%
Ocean Rig UDW, Inc.(e)	38,062	1,317,707
Total Energy		1,317,707
Utilities —%
Electric Utilities —%
Homer City Holdings(e)	32,056	325,913
Total Utilities		325,913
Total Common Stocks (Cost $2,843,716)		1,643,620

Corporate Bonds & Notes 30.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
L3 Technologies, Inc.
06/15/2028	4.400%	6,315,000	6,298,669
Northrop Grumman Corp.
01/15/2025	2.930%	2,770,000	2,627,448
01/15/2028	3.250%	2,515,000	2,364,178
Total			11,290,295
Airlines 0.5%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,642,532	1,721,043
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,380,663	1,420,106
01/15/2023	4.950%	1,304,809	1,335,095
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	153,728	161,803
04/19/2022	5.983%	8,425,374	8,848,286
Guanay Finance Ltd.(a)
12/15/2020	6.000%	244,593	248,217
Total			13,734,550
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,267,769
Automotive 0.7%
Ford Motor Credit Co. LLC
05/03/2019	2.021%	7,000,000	6,956,222
01/15/2020	8.125%	1,500,000	1,584,306
03/28/2022	3.339%	1,790,000	1,729,926
General Motors Co.
10/02/2023	4.875%	1,320,000	1,350,848
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
05/09/2019	2.400%	7,280,000	7,259,019
01/15/2020	3.150%	1,634,000	1,631,531
Total			20,511,852
Banking 10.2%
Banco de Credito del Peru(a)
09/16/2020	5.375%	300,000	310,608
Bank of America Corp.
01/15/2019	2.600%	866,000	865,973
10/19/2020	2.625%	2,000,000	1,976,274
Bank of America Corp.(f)
07/21/2021	2.369%	14,195,000	13,938,553
12/20/2023	3.004%	10,572,000	10,251,415
04/24/2028	3.705%	17,465,000	16,790,851
07/23/2029	4.271%	1,720,000	1,718,832
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	2.971%	1,000,000	942,447
Bank of New York Mellon Corp. (The)(f)
05/16/2023	2.661%	5,000,000	4,836,795
Citibank NA
05/01/2020	3.050%	4,090,000	4,080,413
07/23/2021	3.400%	765,000	764,503
Citigroup, Inc.
04/08/2019	2.550%	10,513,000	10,500,595
05/22/2019	8.500%	2,000,000	2,070,966
06/07/2019	2.050%	12,000,000	11,940,936
07/29/2019	2.500%	5,000,000	4,987,000
Citigroup, Inc.(b)
3-month USD LIBOR + 0.770% 04/08/2019	3.109%	8,000,000	8,023,792
Discover Bank
11/13/2018	2.600%	7,295,000	7,295,110
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	297,261
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	1,750,000	1,738,777
Goldman Sachs Group, Inc. (The)(f)
09/29/2025	3.272%	4,575,000	4,375,608
06/05/2028	3.691%	3,500,000	3,330,859
04/23/2029	3.814%	4,450,000	4,245,478
Grupo Aval Ltd.(a)
09/26/2022	4.750%	300,000	297,184
JPMorgan Chase & Co.(f)
06/18/2022	3.514%	3,000,000	3,001,641
03/01/2025	3.220%	4,475,000	4,333,151
05/01/2028	3.540%	6,020,000	5,742,081
01/23/2029	3.509%	5,750,000	5,441,794

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	81

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/23/2029	4.203%	2,150,000	2,142,479
JPMorgan Chase & Co.
05/18/2023	2.700%	3,260,000	3,134,552
07/15/2025	3.900%	3,000,000	2,996,616
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.588%	11,680,000	11,689,122
JPMorgan Chase Bank NA(f)
02/01/2021	2.604%	11,815,000	11,714,502
Lloyds Bank PLC
05/07/2021	3.300%	4,195,000	4,177,243
Lloyds Banking Group PLC(f)
11/07/2023	2.907%	3,025,000	2,883,333
Morgan Stanley
05/13/2019	7.300%	15,000,000	15,398,955
07/24/2020	5.500%	2,500,000	2,593,827
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	3.119%	15,000,000	15,034,950
3-month USD LIBOR + 0.550% 02/10/2021	2.891%	10,000,000	10,024,440
3-month USD LIBOR + 0.930% 07/22/2022	3.277%	4,000,000	4,033,752
PNC Bank NA
10/18/2019	2.400%	5,305,000	5,281,982
Santander UK Group Holdings PLC
08/05/2021	2.875%	9,573,000	9,321,326
Santander UK PLC
06/01/2021	3.400%	3,000,000	2,987,088
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,021,407
07/22/2022	2.625%	4,384,000	4,228,271
04/22/2026	3.000%	19,440,000	18,085,285
10/23/2026	3.000%	790,000	732,128
Wells Fargo & Co.(f)
05/22/2028	3.584%	2,345,000	2,249,629
Wells Fargo Bank NA
12/06/2019	2.150%	7,740,000	7,664,419
01/15/2020	2.400%	800,000	793,665
Wells Fargo Bank NA(f)
07/23/2021	3.325%	7,100,000	7,089,087
Total			282,376,955
Cable and Satellite 0.6%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	1,504,000	1,520,920
05/15/2026	5.500%	983,000	983,238
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	319,000	302,816
02/01/2028	5.000%	2,504,000	2,347,855
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	2,095,000	2,252,659
04/01/2048	5.750%	1,285,000	1,283,443
CSC Holdings LLC
02/15/2019	8.625%	1,000,000	1,018,737
CSC Holdings LLC(a)
02/01/2028	5.375%	1,475,000	1,404,491
DISH DBS Corp.
07/15/2022	5.875%	500,000	488,611
Intelsat Jackson Holdings SA
08/01/2023	5.500%	55,000	50,638
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	495,000	500,136
07/15/2025	9.750%	1,550,000	1,644,045
Time Warner Cable LLC
11/15/2040	5.875%	2,480,000	2,505,772
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	392,000
08/15/2026	5.500%	1,000,000	991,897
Total			17,687,258
Chemicals 0.1%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,400,000	1,373,400
SASOL Financing USA LLC
03/27/2024	5.875%	600,000	611,179
Total			1,984,579
Consumer Cyclical Services 0.2%
Amazon.com, Inc.
08/22/2027	3.150%	2,500,000	2,396,775
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,374,065
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,502,510
Total			6,273,350
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	453,000	468,641
02/01/2028	5.125%	830,000	789,099
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	1,692,000	1,583,098

82	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.
07/15/2024	5.500%	1,500,000	1,502,553
Total			4,343,391
Diversified Manufacturing 0.2%
General Electric Co.
01/09/2020	2.200%	5,000,000	4,945,825
01/14/2038	5.875%	517,000	576,623
Itron, Inc.(a)
01/15/2026	5.000%	900,000	863,073
Total			6,385,521
Electric 2.0%
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,701,429
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	898,745
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,602,793
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,838,669
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,736,153
11/15/2027	3.350%	1,000,000	935,512
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,971,740
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	6,027,268
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	2.821%	14,250,000	14,288,532
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	855,000	818,672
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,196,835
PacifiCorp
07/01/2025	3.350%	2,000,000	1,955,070
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,447,995
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,303,848
Total			55,723,261
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	1,500,000	1,505,441
07/01/2020	4.250%	1,780,000	1,797,930
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2021	4.500%	3,735,000	3,790,883
10/01/2021	5.000%	1,000,000	1,027,794
Air Lease Corp.
03/01/2020	4.750%	4,935,000	5,021,821
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,732,000	1,633,990
International Lease Finance Corp.
05/15/2019	6.250%	2,000,000	2,038,206
Total			16,816,065
Food and Beverage 1.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	7,834,000	7,889,425
Bacardi Ltd.(a)
05/15/2048	5.300%	1,500,000	1,472,310
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	945,000	858,762
Constellation Brands, Inc.
11/15/2019	3.875%	4,000,000	4,028,652
General Mills, Inc.
04/17/2028	4.200%	4,500,000	4,435,285
Kraft Heinz Foods Co.
07/15/2025	3.950%	3,060,000	3,012,653
06/01/2026	3.000%	1,200,000	1,092,514
07/15/2045	5.200%	6,250,000	6,102,044
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	1,250,000	1,222,170
Mondelez International, Inc.(a)
10/28/2019	1.625%	3,428,000	3,380,070
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	762,000	720,768
Post Holdings, Inc.(a)
08/15/2026	5.000%	108,000	102,295
03/01/2027	5.750%	1,482,000	1,456,065
Total			35,773,013
Gaming 0.2%
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	2,120,000	2,193,846
06/01/2028	5.750%	870,000	897,000
01/15/2029	5.300%	2,325,000	2,331,103
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,063,420
Total			6,485,369

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	83

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.4%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.261%	4,000,000	4,006,516
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	1,943,406
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	936,000	929,926
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	402,000	417,444
CVS Health Corp.
08/12/2019	2.250%	4,000,000	3,978,484
07/20/2045	5.125%	2,035,000	2,085,702
03/25/2048	5.050%	7,230,000	7,385,727
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	1,904,000	1,938,632
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,389,760
HCA, Inc.
02/15/2020	6.500%	2,560,000	2,663,406
05/01/2023	4.750%	625,000	637,690
03/15/2024	5.000%	625,000	640,701
04/15/2025	5.250%	1,090,000	1,123,385
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	5,931,625
Teleflex, Inc.
11/15/2027	4.625%	752,000	714,843
Tenet Healthcare Corp.
06/01/2020	4.750%	600,000	605,907
07/15/2024	4.625%	850,000	826,577
Total			39,219,731
Healthcare Insurance 0.8%
Anthem, Inc.
08/15/2019	2.250%	3,000,000	2,984,154
08/15/2021	3.700%	2,355,000	2,368,153
05/15/2022	3.125%	3,000,000	2,950,860
12/01/2047	4.375%	1,500,000	1,418,350
Centene Corp.
02/15/2021	5.625%	250,000	254,691
05/15/2022	4.750%	255,000	258,214
01/15/2025	4.750%	127,000	126,718
Halfmoon Parent, Inc.(a)
07/15/2023	3.750%	4,000,000	3,993,820
08/15/2038	4.800%	3,000,000	3,007,050
Molina Healthcare, Inc.
11/15/2022	5.375%	701,000	712,528
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,482,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,086,000	1,102,379
Total			20,659,787
Healthcare REIT 1.7%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	9,700,000	9,736,036
HCP, Inc.
02/01/2020	2.625%	1,500,000	1,487,133
11/15/2023	4.250%	7,150,000	7,161,554
08/15/2024	3.875%	2,000,000	1,954,538
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	8,900,000	8,819,446
Ventas Realty LP
01/15/2026	4.125%	7,205,000	7,090,858
10/15/2026	3.250%	4,095,000	3,777,171
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	905,000	896,666
03/01/2022	4.250%	978,000	996,129
Welltower, Inc.
01/15/2021	4.950%	667,000	683,839
06/01/2025	4.000%	4,305,000	4,244,721
Total			46,848,091
Independent Energy 0.2%
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,167,956
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,276,734
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,500,000	1,506,597
Total			4,951,287
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,850,000	1,841,379
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,244,727
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	3,175,000	3,371,056
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,000,000	3,987,036
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	613,689

84	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a),(f)
Subordinated
09/15/2054	4.375%	3,920,000	3,966,237
Total			17,024,124
Media and Entertainment 0.0%
Clear Channel International BV(a)
12/15/2020	8.750%	541,000	558,542
Metals and Mining 0.0%
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	274,000	285,730
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	151,905
Total			437,635
Midstream 1.3%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,745,485
Energy Transfer Partners LP
02/01/2024	4.900%	1,350,000	1,392,563
01/15/2026	4.750%	1,500,000	1,512,580
02/01/2042	6.500%	1,525,000	1,678,529
03/15/2045	5.150%	2,000,000	1,894,928
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,014,262
EQT Midstream Partners LP
07/15/2028	5.500%	4,300,000	4,421,101
Florida Gas Transmission Co. LLC(a)
05/15/2019	7.900%	1,902,000	1,958,098
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	1,000,000	1,002,885
03/15/2035	5.800%	1,000,000	1,082,486
Peru LNG Srl(a)
03/22/2030	5.375%	900,000	899,406
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,973,000	4,021,057
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	1,500,000	1,511,660
04/15/2020	5.625%	2,611,000	2,682,988
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,000,000	2,947,755
Williams Companies, Inc. (The)
11/15/2023	4.500%	2,500,000	2,545,000
09/15/2025	4.000%	2,350,000	2,310,097
04/15/2040	6.300%	1,000,000	1,132,637
Total			36,753,517
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.5%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,373,575
01/15/2025	3.200%	3,010,000	2,876,076
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,625,260
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	3,874,632
Total			12,749,543
Oil Field Services 0.0%
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	567,000	576,396
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	476,000	485,249
Total			1,061,645
Other REIT 0.0%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	805,000	801,878
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	1,050,000	1,043,611
02/15/2025	6.000%	800,000	785,269
Berry Global, Inc.(a)
02/15/2026	4.500%	750,000	712,504
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	400,000	368,065
Multi-Color Corp.(a)
11/01/2025	4.875%	500,000	467,586
OI European Group BV(a)
03/15/2023	4.000%	408,000	388,918
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,938,216	1,942,695
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,032,257
09/15/2025	5.500%	591,000	601,345
Total			7,342,250
Pharmaceuticals 1.9%
AbbVie, Inc.
05/14/2025	3.600%	1,450,000	1,402,038
05/14/2026	3.200%	950,000	884,249
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	1,963,732
Allergan Funding SCS
03/15/2035	4.550%	1,000,000	969,969

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	85

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
05/01/2045	4.400%	2,180,000	2,095,813
06/15/2048	4.563%	1,246,000	1,220,147
06/15/2051	4.663%	2,037,000	2,012,071
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	933,000	888,237
11/01/2025	5.500%	1,328,000	1,328,311
04/01/2026	9.250%	1,015,000	1,095,807
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,705,000	5,593,456
Bayer US Finance LLC(a)
10/08/2019	2.375%	4,700,000	4,668,430
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,552,535
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	600,000	577,226
Celgene Corp.
08/15/2045	5.000%	4,880,000	4,832,586
Gilead Sciences, Inc.
02/01/2025	3.500%	2,483,000	2,437,059
03/01/2046	4.750%	750,000	772,558
Johnson & Johnson
01/15/2038	3.400%	3,000,000	2,794,005
12/05/2043	4.500%	485,000	519,884
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	10,000,000	9,892,380
Teva Pharmaceutical Finance IV LLC
03/18/2020	2.250%	3,000,000	2,919,549
Total			51,420,042
Property & Casualty 0.5%
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	3,000,000	2,982,201
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,752,755
Farmers Exchange Capital II(a),(f)
Subordinated
11/01/2053	6.151%	3,810,000	4,039,145
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.624%	2,815,000	2,815,101
Total			13,589,202
Railroads 0.1%
Union Pacific Corp.
09/10/2028	3.950%	2,000,000	2,006,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	2,122,000	2,016,271
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,000,000	962,340
Total			2,978,611
Retail REIT 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	7,485,000	7,465,958
Retailers 0.5%
Rite Aid Corp.(a)
04/01/2023	6.125%	1,494,000	1,341,401
Walgreens Boots Alliance, Inc.
11/18/2019	2.700%	2,000,000	1,992,852
06/01/2026	3.450%	1,400,000	1,331,127
11/18/2044	4.800%	2,500,000	2,423,838
Walmart, Inc.
06/26/2025	3.550%	6,255,000	6,286,775
Total			13,375,993
Technology 0.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	7,000,000	6,917,729
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%	5,480,000	5,495,234
First Data Corp.(a)
01/15/2024	5.000%	500,000	503,775
MSCI, Inc.(a)
08/01/2026	4.750%	340,000	337,450
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,501,534
Total			14,755,722
Tobacco 0.2%
BAT Capital Corp.(a)
08/15/2022	2.764%	4,590,000	4,425,215
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,527,575
Total			5,952,790
Wireless 0.7%
American Tower Corp.
06/01/2020	2.800%	678,000	671,699
06/15/2023	3.000%	2,400,000	2,309,438
Crown Castle International Corp.
07/15/2023	3.150%	2,980,000	2,866,462

86	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
11/15/2018	9.000%	2,705,000	2,723,676
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	1,500,000	1,494,802
03/20/2025	4.738%	5,795,000	5,802,418
03/20/2028	5.152%	780,000	785,686
Vodafone Group PLC
05/30/2028	4.375%	2,000,000	1,969,136
Total			18,623,317
Wirelines 1.1%
AT&T, Inc.
03/01/2037	5.250%	6,180,000	6,153,543
06/15/2044	4.800%	2,975,000	2,741,451
06/15/2045	4.350%	2,849,000	2,451,505
05/15/2046	4.750%	5,382,000	4,912,065
Level 3 Financing, Inc.
01/15/2024	5.375%	905,000	906,149
Verizon Communications, Inc.
08/10/2033	4.500%	2,445,000	2,425,509
03/15/2039	4.812%	2,000,000	2,018,448
11/01/2042	3.850%	3,750,000	3,244,766
08/21/2046	4.862%	4,050,000	4,059,631
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	872,000	871,599
Total			29,784,666
Total Corporate Bonds & Notes (Cost $839,180,031)			830,014,091

Foreign Government Obligations(g) 0.7%

Argentina 0.0%
Argentine Republic Government International Bond
04/22/2021	6.875%	406,000	388,803
Azerbaijan 0.0%
Republic of Azerbaijan International Bond(a)
03/18/2024	4.750%	400,000	406,215
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	200,000	199,102
Brazil 0.1%
Brazilian Government International Bond
04/07/2026	6.000%	1,700,000	1,745,778
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%	1,200,000	1,152,408
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,019,552
Croatia 0.1%
Croatia Government International Bond(a)
07/14/2020	6.625%	1,100,000	1,155,656
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%	800,000	847,904
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	280,000	271,597
Indonesia 0.1%
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	2,600,000	2,618,860
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	1,200,000	1,292,434
Mexico 0.1%
Banco Nacional de Comercio Exterior SNC(a),(f)
Subordinated
08/11/2026	3.800%	300,000	292,863
Petroleos Mexicanos
03/13/2022	5.375%	1,400,000	1,438,543
Petroleos Mexicanos(a)
02/12/2028	5.350%	850,000	800,828
Total			2,532,234
Netherlands 0.0%
Petrobras Global Finance BV
02/01/2029	5.750%	700,000	626,508
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	1,050,000	1,019,364
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	202,487
Peru 0.0%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	483,746

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	87

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	1,600,000	1,650,675
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	600,000	586,851
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	930,813
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	292,000	287,988
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	600,000	610,397
Total Foreign Government Obligations (Cost $20,426,764)			20,029,372

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
02/15/2048	1.000%	7,122,852	7,041,998
Total Inflation-Indexed Bonds (Cost $7,163,974)			7,041,998

Municipal Bonds 0.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,662,848
Series 2010
10/01/2024	5.047%	5,000,000	5,355,800
Total			8,018,648
Special Non Property Tax 0.4%
New York City Transitional Finance Authority
Revenue Bonds
Qualified School Construction Bonds
Subordinated Series 2010
08/01/2027	5.008%	3,570,000	3,897,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,476,676
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	3,545,000	3,972,030
Total			10,346,111
Special Property Tax 0.2%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	4,375,000	4,369,925
State General Obligation 0.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/2041	3.000%	1,855,000	1,603,518
Total Municipal Bonds (Cost $24,877,409)			24,338,202

Residential Mortgage-Backed Securities - Agency 26.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	96,818,831	92,898,341
09/01/2032- 03/01/2048	3.500%	167,616,261	165,611,236
07/01/2035- 08/01/2048	5.000%	5,459,071	5,752,919
04/01/2036- 09/01/2039	6.000%	251,330	273,868
06/01/2038- 01/01/2040	5.500%	964,347	1,036,646
03/01/2039- 03/01/2041	4.500%	7,370,897	7,689,744
08/01/2044- 06/01/2048	4.000%	24,233,954	24,627,888
Federal Home Loan Mortgage Corp.(h)
10/01/2048	4.500%	13,575,000	14,019,845
Federal Home Loan Mortgage Corp.(i)
10/11/2048	4.500%	13,480,000	13,912,308

88	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% 10/15/2031	2.658%	1,895,781	1,907,603
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
1-month USD LIBOR + 6.700% 11/15/2034	4.542%	328,223	56,385
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	805,849	57,889
CMO Series 4090 Class EI
08/15/2022	2.500%	766,264	23,926
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	555,384
Federal National Mortgage Association
12/01/2025- 02/01/2048	3.500%	96,300,597	94,974,818
06/01/2032- 08/01/2043	3.000%	22,653,035	22,239,335
05/01/2033- 08/01/2039	5.000%	358,295	380,259
11/01/2038- 11/01/2040	6.000%	3,862,967	4,250,772
08/01/2043- 07/01/2047	4.000%	93,366,413	94,508,202
02/01/2046- 08/01/2048	4.500%	40,499,379	41,810,213
CMO Series 2013-13 Class PH
04/25/2042	2.500%	6,377,471	6,195,028
CMO Series 2018-54 Class KA
01/25/2047	3.500%	8,100,192	8,083,091
Federal National Mortgage Association(i)
10/16/2033	3.000%	2,435,000	2,404,793
10/11/2048	3.500%	45,000	44,281
Federal National Mortgage Association(b),(d)
CMO Series 2004-94 Class HJ
1-month USD LIBOR + 6.700% 10/25/2034	4.484%	117,067	5,199
CMO Series 2006-8 Class HL
1-month USD LIBOR + 6.700% 03/25/2036	4.484%	1,600,966	232,933
CMO Series 2013-81 Class NS
1-month USD LIBOR + 6.200% 10/25/2042	3.984%	644,437	57,776
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	456,747	65,577
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 05/20/2047	4.500%	27,591,321	28,696,768
04/15/2035- 10/20/2047	5.000%	14,133,065	14,787,214
07/15/2040- 11/20/2047	4.000%	12,755,331	13,006,587
04/20/2046- 04/20/2047	3.500%	52,342,441	52,121,531
12/20/2046- 11/20/2047	3.000%	32,940,876	31,952,953
Government National Mortgage Association(i)
10/23/2047	4.000%	810,000	823,764
10/18/2048	4.500%	25,000	25,835
Government National Mortgage Association(j)
CMO Series 2006-26 Class
06/20/2036	0.000%	43,504	36,653
Government National Mortgage Association(b),(d)
CMO Series 2013-124 Class SB
1-month USD LIBOR + 6.150% 10/20/2041	3.985%	1,505,404	115,182
Total Residential Mortgage-Backed Securities - Agency (Cost $769,126,167)			745,242,746

Residential Mortgage-Backed Securities - Non-Agency 6.0%

Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% 03/25/2035	2.846%	5,660,851	5,659,280
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	2.385%	2,934,799	2,921,812
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% 03/25/2037	2.396%	8,307,714	8,154,993
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.214%	1,763,537	1,774,842
CMO Series 2014-RR2 Class 11A1
05/26/2037	2.371%	2,263,109	2,251,392
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-NC1 Class A2C
1-month USD LIBOR + 0.140% 08/25/2036	2.356%	421,845	421,698
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
1-month USD LIBOR + 0.210% 05/20/2047	2.287%	2,376,839	2,357,471

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	89

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-6 Class 2A1
12/25/2035	2.339%	3,955,899	3,923,675
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	2,453,361	2,377,899
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% 01/25/2036	3.324%	5,220,035	5,366,530
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.850%	8,740,852	8,956,477
Credit Suisse First Boston Mortgage Securities Corp.(c)
CMO Series 2004-AR8 Class 7A1
09/25/2034	4.382%	219,043	218,728
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.164%	1,284,358	1,291,196
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% 07/27/2036	1.741%	1,162,527	1,148,974
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% 04/27/2047	1.901%	3,756,154	3,700,702
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	1.066%	5,642,893	5,469,355
Series 2009-14R Class 2A1
06/26/2037	5.000%	105,632	105,697
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.627%	2,886,759	2,596,773
CMO Series 2005-AA7 Class 2A1
09/25/2035	4.113%	2,397,882	2,297,679
CMO Series 2005-AA8 Class 2A1
10/25/2035	4.130%	5,106,075	4,425,334
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,258,544	981,494
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.786%	2,195,578	2,100,138
GSAA Home Equity Trust(b)
CMO Series 2005-9 Class 1A1
1-month USD LIBOR + 0.280% 08/25/2035	2.776%	447,925	447,030
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.450%	794,072	803,708
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% 11/19/2036	2.368%	14,698,723	13,115,754
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% 10/25/2036	2.486%	5,657,750	3,800,245
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% 05/25/2035	2.606%	10,000,000	9,937,011
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% 05/25/2037	2.456%	4,649,979	3,224,716
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% 08/25/2036	4.244%	2,101,042	2,049,705
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% 04/25/2035	2.476%	2,154,091	2,133,999
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	2.496%	5,126,965	5,069,397
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% 09/25/2036	2.496%	6,452,015	6,433,752
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% 03/25/2035	2.891%	12,690,116	12,725,390
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	2.436%	11,716,757	11,531,242
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.626%	1,955,382	1,567,938
Residential Asset Securities Corp. Trust(b)
CMO Series 2005-KS8 Class M2
1-month USD LIBOR + 0.450% 08/25/2035	2.740%	578,503	578,782

90	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% 09/25/2036	2.346%	1,726,626	1,717,916
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
1-month USD LIBOR + 0.720% 10/25/2035	2.936%	783,307	784,001
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	3.848%	1,084,473	1,099,730
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.331%	771,328	790,507
CMO Series 2005-AR4 Class A5
04/25/2035	3.729%	1,328,770	1,326,672
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.603%	3,952,260	3,861,283
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	2.476%	3,932,439	3,956,529
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% 09/25/2046	2.804%	7,309,856	6,747,554
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	2.784%	4,808,328	4,838,061
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $162,264,499)			167,043,061

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
Telenet Financing LLC(b),(h),(k)
Term Loan
3-month USD LIBOR + 2.250% 08/15/2026	0.000%	750,000	746,603
Unitymedia Finance LLC(b),(k)
Tranche E Term Loan
3-month USD LIBOR + 2.000% 06/01/2023	4.158%	850,000	850,637
Total			1,597,240
Electric 0.0%
Homer City Generation LP(b),(k)
Term Loan
3-month USD LIBOR + 11.000% 04/05/2023	13.250%	384,504	368,644
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.242%	282,332	282,588
Total			651,232
Environmental 0.0%
Clean Harbors, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 1.750% 06/30/2024	3.992%	349,116	349,881
STI Infrastructure SARL(b),(k),(l)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	7.742%	658,150	559,427
Total			909,308
Finance Companies 0.0%
Delos Finance SARL(b),(k)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	4.136%	965,000	967,818
Gaming 0.1%
Caesars Entertainment Corp. LLC(b),(h),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	0.000%	400,000	399,752
Churchill Downs, Inc.(b),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	4.250%	398,995	399,494
Twin River Management Group, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2020	5.794%	1,073,872	1,076,106
Total			1,875,352
Health Care 0.0%
Gentiva Health Services, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.000%	280,000	283,150
Iqvia, Inc./Quintiles IMS(b),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	4.386%	448,866	450,271
MPH Acquisition Holdings LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.750% 06/07/2023	5.136%	505,223	506,142
Total			1,239,563

CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	91

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
PowerTeam Services, LLC(b),(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 03/06/2025	5.636%	1,458,435	1,456,612
Oil Field Services 0.0%
EMG Utica LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.750% 03/27/2020	6.251%	764,299	767,799
Other Financial Institutions 0.0%
PODS LLC(b),(k)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 12/06/2024	4.883%	448,867	449,850
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	4.992%	1,078,048	1,082,576
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.492%	400,000	400,100
Technology 0.1%
First Data Corp.(b),(k)
Term Loan
3-month USD LIBOR + 2.000% 04/26/2024	4.212%	460,000	460,326
SS&C Technologies Holdings, Inc.(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.492%	668,117	668,538
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.492%	259,340	259,504
Total			1,388,368
Wireless 0.1%
SBA Senior Finance II LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.250%	1,451,363	1,452,524
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.750%		468,810	469,982
Total				1,922,506
Total Senior Loans (Cost $14,785,828)				14,708,324

Treasury Bills(m) 2.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 1.5%
Japan Treasury Discount Bills(n)
11/05/2018	(0.150%)	JPY	1,555,000,000	13,688,120
Japan Treasury Discount Bills(i),(n)
01/09/2019	(0.220%)	JPY	3,165,000,000	27,873,282
Total				41,561,402
United States 1.1%
U.S. Treasury Bills(o)
12/13/2018	2.080%		2,844,000	2,831,742
U.S. Treasury Bills
01/10/2019	2.160%		7,884,000	7,835,785
01/31/2019	2.220%		18,871,000	18,728,737
Total				29,396,264
Total Treasury Bills (Cost $71,329,679)				70,957,666

U.S. Government & Agency Obligations 1.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes(n)
11/16/2018	0.000%		47,542,000	47,400,738
Total U.S. Government & Agency Obligations (Cost $47,408,882)				47,400,738

U.S. Treasury Obligations 18.0%

U.S. Treasury
07/31/2023	2.750%		142,225,000	140,977,025
08/15/2028	2.875%		108,245,000	106,592,222
05/15/2048	3.125%		111,645,000	110,187,292
08/15/2048	3.000%		70,680,000	68,034,434
U.S. Treasury(i)
09/30/2023	2.875%		71,170,000	70,929,068
Total U.S. Treasury Obligations (Cost $500,329,887)				496,720,041

92	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(p),(q)	128,439,598	128,426,754
Total Money Market Funds (Cost $128,426,754)		128,426,754
Total Investments in Securities (Cost: $2,921,333,850)		2,880,554,300
Other Assets & Liabilities, Net		(114,210,358)
Net Assets		2,766,343,942
At September 30, 2018, securities and/or cash totaling $2,831,688 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,555,000,000 JPY	14,132,150 USD	Goldman Sachs	11/05/2018	411,430	—
3,165,000,000 JPY	28,122,959 USD	Goldman Sachs	01/09/2019	26,305	—
Total				437,735	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,492	12/2018	USD	314,805,361	—	(993,779)
U.S. Treasury 5-Year Note	2,894	12/2018	USD	326,465,194	—	(2,396,048)
U.S. Ultra Bond	54	12/2018	USD	8,377,521	—	(301,704)
Total					—	(3,691,531)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $292,168,850, which represents 10.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Valuation based on significant unobservable inputs.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	93

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	Zero coupon bond.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	412,152,007	1,433,337,557	(1,717,049,966)	128,439,598	(28,275)	(6,166)	1,693,684	128,426,754
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
94	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	176,460,457	—	—	176,460,457
Commercial Mortgage-Backed Securities - Agency	—	118,505,068	—	—	118,505,068
Commercial Mortgage-Backed Securities - Non-Agency	—	32,022,162	—	—	32,022,162
Common Stocks
Energy	1,317,707	—	—	—	1,317,707
Utilities	—	325,913	—	—	325,913
Total Common Stocks	1,317,707	325,913	—	—	1,643,620
Corporate Bonds & Notes	—	830,014,091	—	—	830,014,091
Foreign Government Obligations	—	20,029,372	—	—	20,029,372
Inflation-Indexed Bonds	—	7,041,998	—	—	7,041,998
Municipal Bonds	—	24,338,202	—	—	24,338,202
Residential Mortgage-Backed Securities - Agency	—	745,242,746	—	—	745,242,746
Residential Mortgage-Backed Securities - Non-Agency	—	167,043,061	—	—	167,043,061
Senior Loans	—	12,692,285	2,016,039	—	14,708,324
Treasury Bills	29,396,264	41,561,402	—	—	70,957,666
U.S. Government & Agency Obligations	—	47,400,738	—	—	47,400,738
U.S. Treasury Obligations	496,720,041	—	—	—	496,720,041
Money Market Funds	—	—	—	128,426,754	128,426,754
Total Investments in Securities	527,434,012	2,222,677,495	2,016,039	128,426,754	2,880,554,300
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	437,735	—	—	437,735
Liability
Futures Contracts	(3,691,531)	—	—	—	(3,691,531)
Total	523,742,481	2,223,115,230	2,016,039	128,426,754	2,877,300,504
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018	95

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
631,183	611,533	611,533	631,183
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loan securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
96	CTIVPSM – TCW Core Plus Bond Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Wells Fargo Short Duration Government Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 16.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Lease Trust
Series 2018-A Class A4
08/15/2021	3.050%	5,694,000	5,667,929
Series 2018-B Class A4
02/15/2022	3.300%	5,013,000	5,010,570
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	8,781,000	8,555,632
Series 2017-2 Class A
03/15/2029	2.360%	3,471,000	3,329,847
GM Financial Automobile Leasing Trust
Series 2018-3 Class A4
07/20/2022	3.300%	4,010,000	4,009,489
Hertz Fleet Lease Funding LP(a)
Series 2018-1 Class A2
05/10/2032	3.230%	6,354,000	6,349,956
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	11,680,000	11,470,561
Series 2016-4A Class A
07/25/2022	2.650%	5,177,000	5,027,881
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% 09/16/2024	2.858%	3,207,914	3,211,267
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A2
1-month USD LIBOR + 0.600% 07/26/2066	2.816%	5,109,000	5,145,354
Series 2017-4A Class A2
1-month USD LIBOR + 0.500% 09/27/2066	2.716%	5,569,000	5,592,729
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% 01/25/2037	2.495%	4,532,487	4,494,560
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% 08/23/2027	2.420%	1,337,327	1,336,287
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	1.377%	8,532,397	8,614,301
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.522%	9,344,000	9,344,374
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% 11/25/2042	3.186%	1,900,914	1,923,204
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
Prime Rate + -0.050% 05/16/2044	4.950%	796,159	806,245
Series 2014-A Class A2B
1-month USD LIBOR + 1.150% 01/15/2026	3.308%	1,728,271	1,734,393
SLM Private Education Loan Trust(a)
Series 2014-A Class A2A
01/15/2026	2.590%	1,041,185	1,039,110
SLM Student Loan Trust(a),(b)
Series 2004-10 Class A7A
3-month USD LIBOR + 0.750% 10/25/2029	3.085%	5,357,000	5,376,686
Series 2004-10 Class A7B
3-month USD LIBOR + 0.750% 10/25/2029	3.085%	8,537,000	8,572,002
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	2.475%	3,699,496	3,676,157
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	2.866%	10,388,491	10,445,618
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	3,729,663	3,688,252
Series 2015-C Class A2A
07/15/2027	2.750%	3,911,052	3,873,801
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.608%	3,547,836	3,624,625
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	3.316%	1,826,717	1,850,988
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	3.166%	3,977,630	3,999,795
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	3.066%	1,722,897	1,730,709
CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018	97

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A1
1-month USD LIBOR + 0.700% 03/26/2040	2.916%	2,704,338	2,712,126
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.816%	2,939,491	2,945,300
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 Class A4
07/22/2024	3.150%	5,022,000	4,990,257
Total Asset-Backed Securities — Non-Agency (Cost $150,238,916)			150,150,005

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K017 Class A1
12/25/2020	1.891%	117,098	116,855
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KI02 Class A
1-month USD LIBOR + 0.200% 02/25/2023	2.314%	4,443,104	4,442,057
Federal National Mortgage Association(b)
CMO Series 2015-M10 Class FA
1-month USD LIBOR + 0.250% 03/25/2019	2.410%	400,869	400,283
CMO Series 2015-M8 Class FA
1-month USD LIBOR + 0.170% 11/25/2018	2.327%	288,981	288,891
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,250,548)			5,248,086

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	222,258	223,731
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	672,306	675,960
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	987,725	990,823
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	1,287,710	1,284,786
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	2,604,996	2,642,689
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/2045	3.139%	793,743	793,511
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	558,849	564,468
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $7,545,310)			7,175,968

Residential Mortgage-Backed Securities - Agency 43.7%

Federal Home Loan Mortgage Corp.
10/01/2018- 04/01/2031	4.500%	3,034,108	3,143,065
09/01/2030- 08/01/2035	4.000%	34,527,006	35,397,652
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,854,389	1,885,953
CMO Series 4425 Class LA
07/15/2039	4.000%	5,919,880	6,008,935
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.842% 05/01/2042	3.411%	3,298,639	3,323,820
12-month USD LIBOR + 1.640% 01/01/2047	2.801%	6,341,678	6,264,328
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	988,568	1,055,918
Federal National Mortgage Association
02/01/2023- 10/01/2040	5.000%	3,333,617	3,478,416
04/01/2024- 08/01/2048	4.500%	34,393,011	35,587,693
07/01/2026	3.000%	16,725,989	16,674,744
12/01/2029- 02/01/2034	4.000%	76,998,907	78,880,104
CMO Series 2009-20 Class DT
04/25/2039	4.500%	2,209,464	2,304,866
CMO Series 2013-103 Class H
03/25/2038	4.500%	5,072,439	5,196,474
CMO Series 2013-17 Class DC
03/25/2028	2.000%	3,235,874	3,103,415
CMO Series 2013-90 Class A
11/25/2038	4.000%	5,479,727	5,527,031
CMO Series 2015-57 Class AB
08/25/2045	3.000%	4,999,472	4,881,360
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.557% 12/01/2045	2.941%	4,830,083	4,790,216
12-month USD LIBOR + 1.599% 08/01/2047	2.946%	6,307,488	6,256,363
12-month USD LIBOR + 1.620% 09/01/2047	3.057%	15,821,686	15,748,588
12-month USD LIBOR + 1.620% 08/01/2048	3.750%	4,970,648	5,042,583

98	CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
11/21/2043- 10/20/2048	5.000%	45,606,000	47,654,211
Government National Mortgage Association
06/20/2048- 09/20/2048	5.000%	98,206,905	102,748,974
Government National Mortgage Association(d)
CMO Series 2011-137 Class WA
07/20/2040	5.562%	3,119,658	3,376,182
CMO Series 2016-112 Class AW
12/20/2040	7.139%	3,086,091	3,487,347
Total Residential Mortgage-Backed Securities - Agency (Cost $407,453,547)			401,818,238

Residential Mortgage-Backed Securities - Non-Agency 1.5%

COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	4,042,000	4,033,574
JPMorgan Mortgage Trust(a),(d)
CMO Series 2017-5 Class A1
10/26/2048	3.172%	4,439,600	4,395,487
Verus Securitization Trust(a),(d)
CMO Series 2018-2 Class A1
06/01/2058	3.677%	5,197,004	5,176,935
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $13,728,916)			13,605,996

U.S. Government & Agency Obligations 4.8%

Federal Home Loan Banks
10/21/2019	1.500%	30,000,000	29,637,390
Federal National Mortgage Association(e)
Subordinated
10/09/2019	0.000%	14,648,000	14,240,024
Total U.S. Government & Agency Obligations (Cost $44,199,833)			43,877,414

U.S. Treasury Obligations 32.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2019	1.250%	24,765,000	24,458,086
09/30/2019	1.375%	26,660,000	26,327,576
02/15/2020	1.375%	19,860,000	19,496,859
03/15/2020	1.625%	13,742,000	13,524,042
04/30/2020	2.375%	5,220,000	5,188,163
05/31/2020	2.500%	4,000,000	3,981,286
07/15/2020	1.500%	3,635,000	3,552,773
07/31/2020	2.625%	17,171,000	17,115,954
08/15/2020	1.500%	6,564,000	6,408,840
08/31/2020	2.625%	5,608,000	5,588,542
09/30/2020	1.375%	8,357,000	8,123,856
10/15/2020	1.625%	19,814,000	19,343,418
11/15/2020	1.750%	1,055,000	1,031,544
12/15/2020	1.875%	18,471,000	18,092,160
04/15/2021	2.375%	8,560,000	8,458,328
05/15/2021	2.625%	11,000,000	10,932,722
07/15/2021	2.625%	72,263,000	71,775,291
08/15/2021	2.750%	24,726,000	24,635,655
09/15/2021	2.750%	13,342,000	13,292,000
Total U.S. Treasury Obligations (Cost $303,715,587)			301,327,095

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(f),(g)	24,888,032	24,885,544
Total Money Market Funds (Cost $24,885,544)		24,885,544
Total Investments in Securities (Cost: $957,018,201)		948,088,346
Other Assets & Liabilities, Net		(29,715,832)
Net Assets		918,372,514

At September 30, 2018, securities and/or cash totaling $795,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	510	12/2018	USD	107,607,731	—	(224,094)

CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018	99

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, September 30, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(441)	12/2018	USD	(49,748,152)	309,240	—
U.S. Treasury Ultra 10-Year Note	(144)	12/2018	USD	(18,362,317)	238,212	—
Total					547,452	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $127,299,601, which represents 13.86% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	21,878,232	604,857,608	(601,847,808)	24,888,032	(2,930)	(2,095)	372,053	24,885,544
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
100	CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	150,150,005	—	—	150,150,005
Commercial Mortgage-Backed Securities - Agency	—	5,248,086	—	—	5,248,086
Commercial Mortgage-Backed Securities - Non-Agency	—	7,175,968	—	—	7,175,968
Residential Mortgage-Backed Securities - Agency	—	401,818,238	—	—	401,818,238
Residential Mortgage-Backed Securities - Non-Agency	—	13,605,996	—	—	13,605,996
U.S. Government & Agency Obligations	—	43,877,414	—	—	43,877,414
U.S. Treasury Obligations	301,327,095	—	—	—	301,327,095
Money Market Funds	—	—	—	24,885,544	24,885,544
Total Investments in Securities	301,327,095	621,875,707	—	24,885,544	948,088,346
Investments in Derivatives
Asset
Futures Contracts	547,452	—	—	—	547,452
Liability
Futures Contracts	(224,094)	—	—	—	(224,094)
Total	301,650,453	621,875,707	—	24,885,544	948,411,704
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
CTIVPSM – Wells Fargo Short Duration Government Fund | Quarterly Report 2018	101

Portfolio of Investments
CTIVPSM – Westfield Mid Cap Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 11.2%
Auto Components 2.0%
Aptiv PLC	84,356	7,077,469
Delphi Technologies PLC	154,315	4,839,318
Total		11,916,787
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	161,180	13,020,120
Internet & Direct Marketing Retail 1.2%
Expedia Group, Inc.	55,064	7,184,751
Specialty Retail 4.1%
Tiffany & Co.	69,680	8,986,630
Tractor Supply Co.	68,690	6,242,547
Ulta Beauty, Inc.(a)	34,965	9,864,326
Total		25,093,503
Textiles, Apparel & Luxury Goods 1.8%
PVH Corp.	73,385	10,596,794
Total Consumer Discretionary		67,811,955
Consumer Staples 3.2%
Beverages 1.4%
Constellation Brands, Inc., Class A	38,350	8,269,027
Food Products 1.8%
ConAgra Foods, Inc.	322,240	10,946,493
Total Consumer Staples		19,215,520
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Andeavor	88,050	13,515,675
Pioneer Natural Resources Co.	88,030	15,333,946
Total		28,849,621
Total Energy		28,849,621
Financials 8.3%
Banks 2.9%
SVB Financial Group(a)	28,768	8,941,957
Western Alliance Bancorp(a)	144,780	8,236,534
Total		17,178,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.3%
E*TRADE Financial Corp.(a)	112,870	5,913,259
MSCI, Inc.	45,748	8,116,153
Total		14,029,412
Insurance 3.1%
Arthur J Gallagher & Co.	142,810	10,630,777
Progressive Corp. (The)	116,660	8,287,526
Total		18,918,303
Total Financials		50,126,206
Health Care 12.8%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.(a)	79,610	11,066,586
Health Care Equipment & Supplies 4.5%
Cooper Companies, Inc. (The)	46,739	12,953,714
DexCom, Inc.(a)	32,350	4,627,344
IDEXX Laboratories, Inc.(a)	39,835	9,945,206
Total		27,526,264
Life Sciences Tools & Services 3.8%
ICON PLC(a)	69,800	10,731,750
Mettler-Toledo International, Inc.(a)	20,043	12,205,786
Total		22,937,536
Pharmaceuticals 2.7%
Jazz Pharmaceuticals PLC(a)	55,730	9,369,885
Medicines Co. (The)(a)	228,350	6,829,949
Total		16,199,834
Total Health Care		77,730,220
Industrials 20.3%
Aerospace & Defense 4.7%
Teledyne Technologies, Inc.(a)	60,305	14,876,037
TransDigm Group, Inc.(a)	37,145	13,829,084
Total		28,705,121
Airlines 1.7%
United Continental Holdings, Inc.(a)	114,440	10,192,026
Building Products 2.0%
Lennox International, Inc.	54,640	11,933,376
102	CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Westfield Mid Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.5%
AMETEK, Inc.	165,000	13,054,800
Rockwell Automation, Inc.	43,225	8,105,552
Total		21,160,352
Professional Services 4.3%
IHS Markit Ltd.(a)	241,209	13,015,638
TransUnion	176,100	12,957,438
Total		25,973,076
Road & Rail 2.1%
JB Hunt Transport Services, Inc.	110,187	13,105,642
Trading Companies & Distributors 2.0%
Ferguson PLC, ADR	1,455,013	12,367,610
Total Industrials		123,437,203
Information Technology 28.8%
Communications Equipment 2.4%
Arista Networks, Inc.(a)	16,967	4,510,847
Palo Alto Networks, Inc.(a)	44,086	9,930,812
Total		14,441,659
IT Services 8.3%
Fidelity National Information Services, Inc.	149,840	16,343,049
FleetCor Technologies, Inc.(a)	73,624	16,774,492
Worldpay, Inc., Class A(a)	171,170	17,334,386
Total		50,451,927
Semiconductors & Semiconductor Equipment 4.8%
Lam Research Corp.	60,795	9,222,601
NXP Semiconductors NV	84,100	7,190,550
Xilinx, Inc.	158,460	12,703,738
Total		29,116,889
Software 12.0%
Autodesk, Inc.(a)	71,830	11,213,381
Fortinet, Inc.(a)	124,800	11,515,296
Nice Ltd., ADR(a)	77,080	8,823,348
Red Hat, Inc.(a)	72,015	9,814,204
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	60,243	11,785,338
Splunk, Inc.(a)	67,457	8,156,226
Zendesk, Inc.(a)	163,650	11,619,150
Total		72,926,943
Technology Hardware, Storage & Peripherals 1.3%
NetApp, Inc.	96,810	8,315,011
Total Information Technology		175,252,429
Materials 5.8%
Chemicals 2.9%
Celanese Corp., Class A	76,090	8,674,260
RPM International, Inc.	143,790	9,337,723
Total		18,011,983
Construction Materials 1.2%
Vulcan Materials Co.	65,114	7,240,677
Containers & Packaging 1.7%
Avery Dennison Corp.	94,830	10,274,830
Total Materials		35,527,490
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
Alexandria Real Estate Equities, Inc.	68,440	8,609,067
SBA Communications Corp.(a)	60,730	9,755,060
Total		18,364,127
Total Real Estate		18,364,127
Total Common Stocks (Cost $487,777,013)		596,314,771

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	15,778,375	15,776,797
Total Money Market Funds (Cost $15,776,797)		15,776,797
Total Investments in Securities (Cost: $503,553,810)		612,091,568
Other Assets & Liabilities, Net		(4,239,672)
Net Assets		607,851,896

CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018	103

Portfolio of Investments   (continued)
CTIVPSM – Westfield Mid Cap Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	17,880,701	153,123,921	(155,226,247)	15,778,375	(1,936)	(961)	143,639	15,776,797
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
104	CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Westfield Mid Cap Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	67,811,955	—	—	—	67,811,955
Consumer Staples	19,215,520	—	—	—	19,215,520
Energy	28,849,621	—	—	—	28,849,621
Financials	50,126,206	—	—	—	50,126,206
Health Care	77,730,220	—	—	—	77,730,220
Industrials	123,437,203	—	—	—	123,437,203
Information Technology	175,252,429	—	—	—	175,252,429
Materials	35,527,490	—	—	—	35,527,490
Real Estate	18,364,127	—	—	—	18,364,127
Total Common Stocks	596,314,771	—	—	—	596,314,771
Money Market Funds	—	—	—	15,776,797	15,776,797
Total Investments in Securities	596,314,771	—	—	15,776,797	612,091,568
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVPSM – Westfield Mid Cap Growth Fund | Quarterly Report 2018	105

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 2.3%
carsales.com Ltd.	115,036	1,202,223
DuluxGroup Ltd.	156,947	869,827
National Storage REIT	623,756	753,359
Total		2,825,409
Belgium 0.7%
Melexis NV	10,795	835,360
Brazil 0.7%
Odontoprev SA	146,500	464,325
Sul America SA	62,200	399,671
Total		863,996
Cambodia 1.9%
NagaCorp Ltd.	2,213,000	2,315,016
Canada 5.4%
AG Growth International, Inc.	32,143	1,566,276
CAE, Inc.	85,270	1,730,948
CES Energy Solutions Corp.	156,022	514,577
Osisko Gold Royalties Ltd.	75,107	569,852
ShawCor Ltd.	56,337	1,076,887
Winpak Ltd.	32,776	1,208,879
Total		6,667,419
Cayman Islands 2.0%
Gourmet Master Co., Ltd.	79,632	683,078
Parade Technologies Ltd.	48,000	732,344
Silicon Motion Technology Corp., ADR	11,286	606,058
Xiabuxiabu Catering Management China Holdings Co., Ltd.	283,500	419,257
Total		2,440,737
China 0.5%
Minth Group Ltd.	154,000	633,567
Denmark 2.8%
SimCorp AS	39,870	3,451,357
Finland 0.9%
Ahlstrom-Munksjo Oyj	54,465	1,043,404
France 1.0%
Akka Technologies	16,224	1,175,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 7.6%
AURELIUS Equity Opportunities SE & Co. KGaA	20,312	1,074,925
CTS Eventim AG & Co. KGaA	13,069	586,011
Deutsche Beteiligungs AG	33,855	1,391,481
Nemetschek SE	18,973	2,775,605
Norma Group SE	16,000	1,022,653
Stroeer SE & Co. KGaA	18,928	1,082,116
Vapiano SE(a)	56,934	583,031
Varta AG(a)	24,182	795,127
Total		9,310,949
Hong Kong 1.6%
ASM Pacific Technology Ltd.	55,200	564,080
Value Partners Group Ltd.	740,000	588,777
Vitasoy International Holdings Ltd.	232,000	791,169
Total		1,944,026
India 2.1%
Care Ratings Ltd.	51,021	835,618
Cholamandalam Investment and Finance Co., Ltd.	56,848	915,802
GRUH Finance Ltd.	192,424	807,719
Total		2,559,139
Indonesia 1.0%
PT Link Net Tbk	2,194,000	618,381
PT Tower Bersama Infrastructure Tbk	1,774,000	668,960
Total		1,287,341
Ireland 1.4%
UDG Healthcare PLC	194,907	1,728,755
Italy 3.1%
Brembo SpA	164,175	2,150,142
Carel Industries SpA(a)	13,031	149,193
Industria Macchine Automatiche SpA	18,372	1,539,019
Total		3,838,354
Japan 23.2%
Aeon Credit Service Co., Ltd.	47,100	975,483
Aeon Mall Co., Ltd.	74,500	1,278,993
Aica Kogyo Co., Ltd.	40,600	1,640,227
Amano Corp.	29,900	624,757
106	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Asahi Intecc Co., Ltd.	24,700	1,077,036
Azbil Corp.	37,884	823,759
cocokara fine, Inc.	26,800	1,719,199
Daiseki Co., Ltd.	42,500	1,173,188
Fuji Oil Holdings, Inc.	49,300	1,554,535
Glory Ltd.	37,300	910,855
Istyle, Inc.	65,700	778,695
KH Neochem Co., Ltd.	20,900	813,725
LIXIL VIVA Corp.	56,400	872,960
Mandom Corp.	41,300	1,312,347
Milbon Co., Ltd.	16,600	761,064
Miura Co., Ltd.	32,800	1,016,202
MonotaRO Co., Ltd	24,400	688,229
Nabtesco Corp.	19,400	515,808
Nakanishi, Inc.	66,700	1,387,920
NSD Co., Ltd.	13,700	304,181
OSG Corp.	36,700	835,593
Persol Holdings Co., Ltd.	28,000	657,175
SCSK Corp.	12,400	585,792
Seiren Co., Ltd.	93,000	1,576,329
Seria Co., Ltd.	41,100	1,452,055
Sohgo Security Services Co., Ltd.	17,600	773,371
TechnoPro Holdings, Inc.	14,000	868,958
Ushio, Inc.	115,600	1,585,473
Total		28,563,909
Malta 1.6%
Unibet Group PLC	173,974	1,953,620
Mexico 0.7%
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,134	848,007
Netherlands 1.2%
Aalberts Industries NV	33,861	1,442,050
New Zealand 1.4%
Restaurant Brands New Zealand Ltd.	333,110	1,726,396
Norway 2.1%
Atea ASA	132,731	2,152,725
XXL ASA	80,900	416,987
Total		2,569,712
Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 0.5%
KRUK SA	11,069	604,069
Russian Federation 0.7%
TCS Group Holding PLC, GDR	47,938	886,853
Singapore 1.0%
Mapletree Commercial Trust	1,025,378	1,207,607
South Africa 1.5%
Famous Brands Ltd.(a)	105,291	736,302
PSG Group Ltd.	66,240	1,072,674
Total		1,808,976
South Korea 4.0%
GS Retail Co., Ltd.	31,918	1,108,100
Koh Young Technology, Inc.	17,383	1,710,098
Korea Investment Holdings Co., Ltd.	17,283	1,185,128
Modetour Network, Inc.	41,168	933,387
Total		4,936,713
Spain 1.9%
Ence Energia y Celulosa SA	66,000	670,506
Fluidra SA	42,848	640,763
Prosegur Cia de Seguridad SA, Registered Shares	166,632	1,035,055
Total		2,346,324
Sweden 2.9%
AddTech AB, Class B	29,260	624,220
Byggmax Group AB	43,157	176,515
NetEnt AB	190,774	773,516
Sweco AB, Class B	74,848	1,972,388
Total		3,546,639
Switzerland 3.4%
Belimo Holding AG, Registered Shares	152	727,165
Bossard Holding AG, Class A, Registered Shares	6,737	1,337,241
Inficon Holding AG	2,391	1,221,812
Kardex AG	5,174	878,325
Total		4,164,543

Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018	107

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.0%
Basso Industry Corp.	534,000	940,158
Silergy Corp.	54,500	981,717
Sinbon Electronics Co., Ltd.	271,000	755,692
Voltronic Power Technology Corp.	59,691	1,046,938
Total		3,724,505
Thailand 1.5%
Beauty Community PCL	1,541,700	577,007
Muangthai Leasing PCL, Foreign Registered Shares	315,700	471,284
Tisco Financial Group PCL, Foreign Registered Shares	317,200	821,642
Total		1,869,933
Turkey 0.2%
Logo Yazilim Sanayi Ve Ticaret AS(a)	52,977	304,075
United Kingdom 9.7%
Ascential PLC	312,754	1,703,950
Assura PLC	1,487,684	1,049,025
Domino’s Pizza Group PLC	198,198	721,778
Hastings Group Holdings PLC	565,016	1,910,331
Intermediate Capital Group PLC	92,566	1,315,091
Common Stocks (continued)
Issuer	Shares	Value ($)
LivaNova PLC(a)	9,883	1,225,196
Rightmove PLC	293,200	1,799,959
Safestore Holdings PLC	89,876	610,322
WH Smith PLC	57,187	1,536,964
Total		11,872,616
United States 1.6%
Inter Parfums, Inc.	8,741	563,357
Ultragenyx Pharmaceutical, Inc.(a)	19,170	1,463,438
Total		2,026,795
Total Common Stocks (Cost $113,992,844)		119,323,592

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	3,712,150	3,711,779
Total Money Market Funds (Cost $3,711,779)		3,711,779
Total Investments in Securities (Cost $117,704,623)		123,035,371
Other Assets & Liabilities, Net		(77,971)
Net Assets		$122,957,400

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	3,117,959	31,452,514	(30,858,323)	3,712,150	(130)	(155)	53,623	3,711,779
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
108	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,825,409	—	—	2,825,409
Belgium	—	835,360	—	—	835,360
Brazil	863,996	—	—	—	863,996
Cambodia	—	2,315,016	—	—	2,315,016
Canada	6,667,419	—	—	—	6,667,419
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018	109

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Cayman Islands	606,058	1,834,679	—	—	2,440,737
China	—	633,567	—	—	633,567
Denmark	—	3,451,357	—	—	3,451,357
Finland	—	1,043,404	—	—	1,043,404
France	—	1,175,421	—	—	1,175,421
Germany	—	9,310,949	—	—	9,310,949
Hong Kong	—	1,944,026	—	—	1,944,026
India	—	2,559,139	—	—	2,559,139
Indonesia	—	1,287,341	—	—	1,287,341
Ireland	—	1,728,755	—	—	1,728,755
Italy	—	3,838,354	—	—	3,838,354
Japan	—	28,563,909	—	—	28,563,909
Malta	—	1,953,620	—	—	1,953,620
Mexico	848,007	—	—	—	848,007
Netherlands	—	1,442,050	—	—	1,442,050
New Zealand	—	1,726,396	—	—	1,726,396
Norway	—	2,569,712	—	—	2,569,712
Poland	—	604,069	—	—	604,069
Russian Federation	—	886,853	—	—	886,853
Singapore	—	1,207,607	—	—	1,207,607
South Africa	—	1,808,976	—	—	1,808,976
South Korea	—	4,936,713	—	—	4,936,713
Spain	—	2,346,324	—	—	2,346,324
Sweden	—	3,546,639	—	—	3,546,639
Switzerland	—	4,164,543	—	—	4,164,543
Taiwan	—	3,724,505	—	—	3,724,505
Thailand	—	1,869,933	—	—	1,869,933
Turkey	—	304,075	—	—	304,075
United Kingdom	1,225,196	10,647,420	—	—	11,872,616
United States	2,026,795	—	—	—	2,026,795
Total Common Stocks	12,237,471	107,086,121	—	—	119,323,592
Money Market Funds	—	—	—	3,711,779	3,711,779
Total Investments in Securities	12,237,471	107,086,121	—	3,711,779	123,035,371
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
110	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% 12/26/2044	3.016%	999,623	996,446
Ally Auto Receivables Trust
Series 2015-1 Class A4
05/15/2020	1.750%	548,164	547,049
Series 2015-2 Class A4
06/15/2020	1.840%	580,759	579,624
Series 2016-1 Class A3
04/15/2020	1.470%	119,848	119,656
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class C
05/12/2021	4.320%	561,175	561,776
Series 2016-4
02/13/2023	2.910%	1,371,000	1,366,997
American Express Credit Account Master Trust(b)
Series 2018-9 Class A
1-month USD LIBOR + 0.380% 04/15/2026	2.660%	1,685,000	1,685,000
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,855,087
Americredit Automobile Receivables Trust
Series 2018-1 Class A3
12/19/2022	3.070%	678,000	677,668
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,091,022
Series 2017-1 Class C
08/18/2022	2.710%	594,000	584,759
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,313,011
Anchor Assets IX LLC(a),(c)
Series 2016-1 Class A
02/15/2020	5.125%	7,550,000	7,550,000
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	1,964,000	1,913,938
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	540,755	538,471
Barclays Dryrock Issuance Trust(d)
Series 2018-1 Class A
07/15/2024	2.498%	1,582,000	1,581,761
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCC Funding XIII LLC(a)
Series 2016-1
12/20/2021	2.200%	785,475	781,888
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	1,827,374	1,829,462
Series 2018-2 Class A
06/15/2033	4.447%	2,238,338	2,241,543
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	192,696	190,860
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	911,403
Capital Auto Receivables Asset Trust
Series 2015-3 Class A4
05/20/2020	2.130%	1,541,960	1,540,575
Series 2015-4 Class A4
07/20/2020	2.010%	1,199,000	1,196,899
Series 2016-2 Class A4
01/20/2021	1.630%	200,000	198,459
Series 2016-3 Class A4
03/20/2021	1.690%	530,000	524,842
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	3,565,000	3,553,623
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	10,460	10,457
Carnow Auto Receivables Trust(a)
Series 2016-1A Class B
02/15/2021	3.490%	445,267	444,863
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% 02/25/2033	2.776%	629,361	605,340
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.248%	393,701	398,508
Series 2003-6 Class 1A5
11/25/2034	5.075%	375,690	387,666
Citi Held for Asset Issuance(a)
Series 2016-MF1 Class B
08/15/2022	6.640%	1,717,423	1,724,733
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	111

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citibank Credit Card Issuance Trust(b)
Series 2018-A2 Class A2
1-month USD LIBOR + 0.330% 01/21/2025	2.495%	2,928,000	2,929,203
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% 11/26/2046	3.866%	1,199,198	1,222,910
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	806,180	801,684
Conix Mortgage Asset Trust(a),(c),(e),(f)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	115,725
Continental Credit Card(a)
Series 2016-1A Class A
01/15/2023	4.560%	115,309	114,923
COOF Securitization Trust Ltd.(a),(c),(d),(g)
CMO Series 2014-1 Class A
06/25/2040	2.944%	1,121,643	108,639
CPS Auto Receivables Trust(a)
Series 2014-C Class C
08/17/2020	3.770%	1,939,178	1,945,251
Series 2015-A Class C
02/16/2021	4.000%	219,000	220,430
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,387,323
Series 2016-A Class B
05/15/2020	3.340%	465,135	465,403
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,480,000	1,485,618
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	1,050,000	1,050,182
Credit Acceptance Auto Loan Trust(a)
Series 2015-2A Class C
02/15/2024	3.760%	434,000	434,415
Series 2017-1A Class A
10/15/2025	2.560%	1,688,000	1,678,848
Series 2018-1A Class A
02/16/2027	3.010%	1,138,000	1,124,680
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	732,041
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	616,747
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	338,805
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	1,040,580	1,030,961
Series 2018-1 Class A
01/21/2031	3.700%	2,134,091	2,123,342
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/2022	4.120%	883,000	888,253
Series 2016-AA Class C
05/17/2021	3.910%	1,050,187	1,052,850
Series 2017-AA Class C
01/18/2022	2.980%	1,260,000	1,259,092
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	1,748,889	1,756,730
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	1,021,814	1,028,499
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	1,320,000	1,337,109
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	2,943,496
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	3,600,000	3,587,440
Subordinated, Series 2017-AA Class B
01/15/2021	2.510%	208,125	208,067
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,692,410
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	2,518,000	2,514,375
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	2,182,000	2,175,579
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	1,505,000	1,501,921
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,715,560
Subordinated, Series 2017-2 Class C
09/15/2023	2.750%	2,398,000	2,391,945
DT Asset Trust(a),(c),(e)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,498,200
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	724,000	722,985
Subordinated, Series 2015-2A Class D
02/15/2022	4.250%	871,351	876,154
Subordinated, Series 2016-4A
10/17/2022	3.770%	1,497,400	1,505,412

112	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,526,589
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	1,282,000	1,277,365
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	528,646	522,388
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	810,000	809,122
Series 2017-3A Class A
12/15/2021	2.050%	437,061	435,051
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	2,230,000	2,271,388
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	1,102,000	1,100,516
First Investors Auto Owner Trust(a)
Series 2015-2A Class D
12/15/2021	4.220%	280,000	281,142
Series 2016-2A Class A1
11/16/2020	1.530%	78,073	78,031
FirstKey Lending Trust(a)
Series 2015-SFR1 Class B
03/09/2047	3.417%	383,587	382,709
Flagship Credit Auto Trust(a)
Series 2014-2 Class B
11/16/2020	2.840%	1,729	1,730
Series 2014-2 Class C
12/15/2020	3.950%	220,000	220,709
Series 2015-3 Class A
10/15/2020	2.380%	376,499	376,213
Series 2016-1 Class A
12/15/2020	2.770%	341,970	341,984
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,071,325
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	757,000	759,899
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	701,700
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,272,852
Ford Credit Auto Owner Trust
Series 2015-A Class A4
06/15/2020	1.640%	461,551	460,770
Series 2017-A Class A4
04/15/2022	1.920%	999,000	978,275
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	4,163,000	4,056,155
Series 2017-2 Class A
03/15/2029	2.360%	1,344,000	1,289,344
Series 2018-1 Class A
07/15/2031	3.190%	2,898,000	2,822,047
Series 2018-2 Class A
01/15/2030	3.470%	3,840,000	3,834,340
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	1,489,951	1,487,002
GLS Auto Receivables Trust(a)
Subordinated, Series 2015-1A Class B
12/15/2020	4.430%	492,494	492,413
Subordinated, Series 2016-1A Class B
01/15/2021	4.390%	829,263	832,363
GMAT Trust(a),(d)
Series 2013-1A Class A
11/25/2043	6.967%	106,075	106,102
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	303,678	301,234
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	425,460	421,711
Series 2017-2A Class A
10/15/2053	3.260%	2,082,733	2,004,930
Goodgreen Trust(a),(c)
Series 2017-R1A Class R
10/20/2052	5.000%	2,725,120	2,670,618
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,898,953	1,879,329
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	1,076,422	1,038,855
Series 2017-1A Class A2
09/20/2047	4.460%	1,394,609	1,415,215
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	3,500,000	3,469,605
Series 2015-3A Class A
09/25/2021	2.670%	3,034,000	2,979,596
Series 2016-2A Class A
03/25/2022	2.950%	1,027,000	1,010,460
Series 2016-4A Class A
07/25/2022	2.650%	1,969,000	1,912,285

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1A Class A
10/25/2021	2.960%	1,275,000	1,258,161
Series 2017-2A Class A
10/25/2023	3.290%	2,034,000	1,980,227
Subordinated, Series 2016-3A Class B
07/25/2020	3.110%	428,000	426,501
Hertz Vehicle Financing LLC(a)
Series 2018-2A Class A
06/27/2022	3.650%	1,415,000	1,409,542
Series 2018-3A Class A
07/25/2024	4.030%	2,209,000	2,210,112
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	834,171	817,792
Kabbage Asset Securitization LLC(a)
Series 2017-1 Class A
03/15/2022	4.571%	4,595,000	4,625,689
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	1,067,000	1,060,881
LV Tower 52 Issuer(a),(c)
Series 2013-1 Class A
02/15/2023	5.500%	4,056,201	4,056,201
Series 2013-1 Class M
02/15/2023	7.500%	1,597,633	1,597,633
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/2029	3.620%	2,300,000	2,298,436
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	1,345,896	1,341,737
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,118,789	1,234,764
Series 2010-1 Class M
12/15/2045	5.250%	776,800	808,907
Nationstar HECM Loan Trust(a),(c)
Subordinated, Series 2017-1A Class M1
05/25/2027	2.942%	215,000	213,424
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
1-month USD LIBOR + 1.600% 10/15/2031	3.758%	2,731,000	2,815,118
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	4.308%	4,365,201	4,542,548
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 12/16/2058	3.058%	2,325,000	2,337,060
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-BA Class A2B
1-month USD LIBOR + 0.720% 12/15/2059	2.878%	1,022,000	1,025,018
Navient Private Education Loan Trust(a)
Series 2016-AA Class A2A
12/15/2045	3.910%	2,409,998	2,438,763
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	604,000	592,351
Series 2018-CA Class A2
06/16/2042	3.520%	649,000	648,612
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.726%	847,253	851,622
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% 04/25/2040	2.816%	1,338,492	1,342,108
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.916%	11,431,817	11,507,080
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	3.066%	854,703	859,575
Series 2017-4A Class A2
1-month USD LIBOR + 0.500% 09/27/2066	2.716%	1,074,000	1,078,576
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% 12/07/2020	2.483%	80,781	80,877
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	2.515%	311,879	308,254
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% 10/25/2033	2.445%	1,713,176	1,702,908
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% 03/23/2037	2.466%	529,533	525,780
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% 12/24/2035	2.486%	10,007,862	9,925,782
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% 03/22/2032	2.546%	730,850	721,538

114	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-2 Class A5
3-month USD LIBOR + 0.100% 01/25/2030	2.435%	308,993	308,819
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	1.377%	2,343,289	2,365,783
Series 2017-2A Class A
1-month USD LIBOR + 0.770% 09/25/2065	2.986%	2,638,072	2,651,814
Series 2017-3A Class A
1-month USD LIBOR + 0.850% 02/25/2066	3.066%	2,637,824	2,651,740
Series 2018-2A Class A
1-month USD LIBOR + 0.650% 07/26/2066	2.651%	4,700,527	4,691,666
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.522%	2,342,000	2,342,094
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2016-T2 Class AT2
10/15/2049	2.575%	1,205,000	1,194,701
Ocwen Master Advance Receivables Trust(a),(c)
Subordinated Series 2018-T2 Class BT2
08/15/2050	3.942%	3,150,000	3,149,995
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	1,826,000	1,820,443
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	623,349	624,077
Series 2015-2A Class A
07/18/2025	2.570%	79,600	79,592
Series 2015-2A Class B
07/18/2025	3.100%	1,395,000	1,394,916
Series 2016-1A Class A
02/20/2029	3.660%	2,505,000	2,512,663
Oportun Funding IV LLC(a)
Series 2016-C Class B
11/08/2021	4.850%	1,085,492	1,087,884
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	822,424
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	2,943,388
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/2032	2.740%	3,514,041	3,465,085
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR2 Class C
06/12/2032	3.436%	2,500,000	2,478,617
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,400,682	5,336,063
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,306,780
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,020,692
Prosper Marketplace Issuance Trust(a)
Series 2017-1A Class A
06/15/2023	2.560%	78,549	78,528
Series 2017-2A Class A
09/15/2023	2.410%	265,610	265,305
Series 2017-3A Class A
11/15/2023	2.360%	843,268	840,337
Purchasing Power Funding LLC(a),(c)
Series 2018-A Class A
08/15/2022	3.340%	4,260,000	4,235,688
Renew (a)
Series 2017-1A Class A
09/20/2052	3.670%	554,864	546,166
Santander Drive Auto Receivables Trust(a)
Subordinated Series 2015-5 Class E
02/15/2023	4.670%	3,200,000	3,227,638
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	1,677,000	1,668,052
SART (c)
Series 2017-1 Class X
11/17/2025	4.750%	4,787,665	4,787,665
Saxon Asset Securities Trust(d)
CMO Series 2003-1 Class AF6
06/25/2033	4.706%	5,379	5,436
Sierra Auto Receivables Securitization Trust(a)
Series 2016-1A
01/18/2022	2.850%	45,890	45,884
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% 12/15/2032	3.084%	720,560	717,400
SLM Student Loan Trust(b)
Series 2005-10 Class A5
3-month USD LIBOR + 0.130% 07/26/2021	2.465%	810,360	803,045
Series 2005-7 Class A4
3-month USD LIBOR + 0.150% 10/25/2029	2.485%	2,279,844	2,276,837

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% 07/26/2021	2.445%	3,716,629	3,684,415
Series 2007-1 Class A5
3-month USD LIBOR + 0.090% 01/26/2026	2.425%	415,959	414,814
Series 2007-1 Class A6
3-month USD LIBOR + 0.140% 01/27/2042	2.475%	502,000	487,951
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	2.395%	2,565,000	2,504,205
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	3.166%	4,220,531	4,230,202
Series 2012-2 Class A
1-month USD LIBOR + 0.700% 01/25/2029	2.916%	7,791,841	7,752,235
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	2.766%	512,628	514,768
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	4,359,645	4,333,313
Series 2016-A Class A2A
05/15/2031	2.700%	3,586,052	3,516,140
Series 2016-C Class A2A
09/15/2034	2.340%	3,212,000	3,115,865
Series 2018-B Class A2A
01/15/2037	3.600%	1,295,000	1,286,962
Series 2018-C Class A2A
11/15/2035	3.630%	1,704,000	1,703,295
SMB Private Education Loan Trust(a),(b)
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% 07/15/2027	3.558%	241,479	244,679
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.608%	3,709,771	3,790,064
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% 09/15/2034	3.258%	654,000	662,278
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	3.058%	7,654,000	7,703,381
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% 10/15/2035	2.908%	2,256,000	2,263,269
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-A Class A2B
1-month USD LIBOR + 0.800% 02/15/2036	2.958%	903,000	904,940
Series 2018-B Class A2B
1-month USD LIBOR + 0.720% 01/15/2037	2.878%	1,816,000	1,817,806
Series 2018-C Class A2B
3-month USD LIBOR + 0.750% 11/15/2035	2.926%	2,033,000	2,033,000
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	668,233	666,128
SoFi Professional Loan Program LLC(a)
Series 2017-B Class A2FX
05/25/2040	2.740%	1,119,000	1,098,580
Series 2017-C Class A2B
07/25/2040	2.630%	2,043,000	1,978,867
Series 2017-D Class A2FX
09/25/2040	2.650%	177,000	171,550
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,710,658
Series 2018-A Class A2B
02/25/2042	2.950%	233,000	226,662
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.816%	1,663,415	1,666,702
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	2.716%	504,704	505,883
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,375,236
Series 2018-C Class A2FX
01/25/2048	3.590%	2,955,000	2,945,573
Series 2018-D Class A2FX
02/25/2048	3.600%	3,041,000	3,034,105
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	649,330	648,847
Series 2015-AA Class B
11/15/2024	3.620%	363,000	361,553
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	2,000,000
Synchrony Credit Card Master Note Trust
Series 2015-1 Class A
03/15/2023	2.370%	487,000	482,024

116	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-2 Class A
05/15/2026	3.470%	1,519,000	1,515,665
Tricolor Auto Securitization Trust(a),(c)
Series 2018-1A Class A
12/15/2020	5.050%	2,119,185	2,118,931
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,707,659	1,646,659
Upstart Securitization Trust(a)
Series 2017-1 Class A
06/20/2024	2.639%	228,241	227,892
USASF Receivables LLC(a),(c)
Series 2017-1 Class A
09/15/2030	5.750%	1,001,215	1,001,215
VM DEBT LLC(a),(c)
Series 2017-1 Class A
10/02/2024	6.500%	2,140,447	2,140,447
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	1,266,421	1,258,415
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	701,662	693,278
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/15/2021	4.100%	799,000	805,337
Series 2016-3A Class C
01/18/2022	2.460%	1,294,000	1,290,349
Series 2017-1A Class C
10/17/2022	2.700%	508,000	506,023
Subordinated, Series 2015-3A Class D
05/17/2021	4.400%	845,861	849,308
World Financial Network Credit Card Master Trust
CMO Series 2017-A Class A
03/15/2024	2.120%	1,962,000	1,927,738
Series 2015-B Class A
06/17/2024	2.550%	276,000	272,475
Series 2016-A Class A
04/15/2025	2.030%	2,310,000	2,226,686
Series 2016-C Class A
08/15/2023	1.720%	1,002,000	989,155
Series 2017-C Class A
08/15/2024	2.310%	3,109,000	3,051,612
World Omni Auto Receivables Trust
Series 2014-B Class A4
12/15/2020	1.680%	523,894	523,028
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class A4
05/16/2022	1.950%	1,597,000	1,572,143
Total Asset-Backed Securities — Non-Agency (Cost $373,437,894)			371,823,055

Commercial Mortgage-Backed Securities - Agency 7.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series KJ02 Class A2
09/25/2020	2.597%	284,028	281,802
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,376,588
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	749,675
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,799,901
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,153,934
Series KJ07 Class A2
12/25/2022	2.312%	5,000,000	4,820,411
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,438,708
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,283,641
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,213,222
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,229,746
Federal National Mortgage Association
08/01/2019	2.030%	247,167	245,440
04/01/2020	4.375%	1,705,982	1,736,219
07/01/2020	4.066%	2,253,759	2,288,589
01/01/2021	4.308%	992,654	1,014,425
09/01/2021	2.120%	2,800,000	2,693,341
06/01/2022	2.790%	2,503,953	2,462,337
07/01/2022	2.670%	5,000,000	4,878,535
08/01/2022	2.650%	7,000,000	6,821,586
11/01/2022	2.450%	6,000,000	5,823,181
12/01/2022	2.400%	1,776,268	1,718,958
02/01/2023	2.400%	1,979,125	1,920,603
02/01/2023	2.460%	2,618,458	2,544,455
04/01/2023	2.500%	6,000,000	5,810,140
04/01/2023	2.640%	2,748,008	2,686,141
05/01/2023	2.520%	3,000,000	2,906,022
06/01/2023	2.420%	2,704,503	2,616,568
06/01/2023	2.510%	1,795,411	1,743,093
07/01/2023	3.670%	6,000,000	6,105,919
08/01/2023	3.590%	2,500,000	2,538,224
11/01/2023	3.690%	1,200,000	1,222,545
07/01/2025	3.070%	9,811,371	9,648,895

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2025	3.100%	2,500,000	2,460,101
12/01/2025	3.765%	7,000,000	7,105,208
07/01/2026	4.450%	2,691,078	2,801,031
10/01/2026	3.235%	1,398,876	1,375,678
12/01/2026	3.240%	1,500,000	1,472,092
02/01/2027	3.340%	1,000,000	986,319
03/01/2027	2.910%	3,521,000	3,383,507
05/01/2027	2.885%	2,321,840	2,228,565
06/01/2027	3.000%	2,000,000	1,926,114
07/01/2027	3.210%	950,010	931,005
06/01/2028	3.570%	2,787,000	2,783,030
07/01/2028	3.570%	3,406,549	3,398,249
02/01/2030	2.920%	2,921,699	2,733,684
02/01/2030	3.550%	1,000,000	985,979
06/01/2030	3.130%	4,812,000	4,547,852
06/01/2030	3.800%	5,000,000	5,059,274
07/01/2030	3.210%	4,205,000	3,992,859
07/01/2030	3.300%	4,022,000	3,839,581
07/01/2030	3.340%	2,500,000	2,403,443
07/01/2030	3.850%	4,500,000	4,574,156
09/01/2030	3.390%	5,700,465	5,554,006
09/01/2030	3.410%	7,500,000	7,284,473
05/01/2033	3.530%	2,594,000	2,499,926
04/01/2035	3.330%	2,500,000	2,345,607
06/01/2036	3.150%	2,865,322	2,648,946
06/01/2037	5.900%	663,371	697,572
Series 2010-M3 Class A3
03/25/2020	4.332%	2,184,501	2,210,715
Series 2011-M1 Class A3
06/25/2021	3.763%	1,070,939	1,085,294
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	527,431	524,611
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	11,231,825
Series 2017-M5 Class A2
04/25/2029	3.303%	1,929,000	1,839,825
Series 2017-T1 Class A
06/25/2027	2.898%	2,776,914	2,605,409
Federal National Mortgage Association(b)
CMO Series 2012-M11 Class FA
1-month USD LIBOR + 0.500% 08/25/2019	2.668%	127,400	127,269
Federal National Mortgage Association(d)
CMO Series 2013-M13 Class A2
04/25/2023	2.628%	3,316,941	3,232,629
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	2,000,000	2,017,868
CMO Series 2015-M11 Class A2
04/25/2025	2.936%	2,000,000	1,942,572
Series 2017-M12 Class A2
06/25/2027	3.182%	2,402,000	2,317,341
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	520,019
Series 2018-M10 Class A2
07/25/2028	3.498%	2,683,000	2,634,811
Series 2018-M3 Class A2
02/25/2030	3.193%	1,057,000	995,453
Series 2018-M4 Class A2
03/25/2028	3.144%	1,473,000	1,408,154
FREMF Mortgage Trust(a),(d)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.809%	3,410,000	3,306,387
Subordinated, Series 2016-K59 Class B
11/25/2049	3.695%	2,383,000	2,268,391
Subordinated, Series 2016-K722 Class B
07/25/2049	3.966%	1,400,000	1,375,650
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	2.430%	2,762,547	2,759,806
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% 06/20/2065	2.520%	3,280,297	3,287,930
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% 07/20/2065	2.520%	3,432,697	3,440,526
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% 07/20/2065	2.520%	1,741,285	1,745,496
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% 06/20/2065	2.530%	1,237,834	1,240,150
Government National Mortgage Association(d)
CMO Series 2014-168 Class VB
06/16/2047	3.420%	3,424,798	3,407,764
Total Commercial Mortgage-Backed Securities - Agency (Cost $236,417,148)			231,316,996

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

American Homes 4 Rent(a)
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,209,646
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,432,236	2,434,557
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	542,339
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,077,506	1,072,510

118	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,096,702
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,171,937	1,151,611
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	204,612
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,073,796
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,960,738
Americold 2010 LLC Trust(a),(c)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,840,000
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/2048	2.524%	577,075	570,152
Series 2015-2 Class A
11/15/2048	3.336%	1,873,350	1,863,856
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,632,022
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	378,391
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.060%	14,420,215	7,504
Benchmark Mortgage Trust(h)
Series 2018-B6 Class A4
11/10/2051	4.261%	1,423,000	1,473,952
BENCHMARK Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	446,857
Camden Property Trust(a),(c)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,931,936	4,921,150
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,485,083
Series 2018-CD7 Class A4
08/15/2051	4.279%	856,000	885,237
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	747,000	722,632
Series 2016-C7 Class A3
12/10/2054	3.839%	1,038,000	1,038,241
Series 2017-C8 Class A1
06/15/2050	1.965%	590,980	577,622
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,022,955
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class AS
04/10/2048	3.457%	362,000	352,977
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	6,615,683	47
CMO Series 2007-CD4 Class XC
12/11/2049	0.749%	248,816	2,950
COBALT CMBS Commercial Mortgage Trust(d),(g)
CMO Series 2006-C1 Class
08/15/2048	1.018%	693,057	6,019
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	1,161,205	1,122,572
COMM Mortgage Trust
Series 2014-UBS4 Class AM
08/10/2047	3.968%	832,000	826,161
Series 2018-COR3 Class A3
05/10/2051	4.228%	605,000	621,760
COMM Mortgage Trust(a)
Series 2018-HOME Class A
04/10/2033	3.815%	3,125,000	3,096,483
Commercial Mortgage Trust(d),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.814%	2,131,248	110,482
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	595,355	583,501
Series 2012-LC4 Class A4
12/10/2044	3.288%	5,000,000	4,976,990
Series 2013-CR12 Class A4
10/10/2046	4.046%	651,000	667,862
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,100,000	1,100,517
Series 2014-UBS2 Class A5
03/10/2047	3.961%	2,809,000	2,855,216
Series 2014-UBS6 Class A5
12/10/2047	3.644%	1,183,000	1,183,159
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,199,465
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,072,410
Commercial Mortgage Trust(a),(d)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	609,404

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(a),(b)
Series 2014-TWC Class A
1-month USD LIBOR + 0.850% 02/13/2032	2.998%	1,875,000	1,876,757
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	1,863,000	1,853,405
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	1,586,000	1,592,163
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	337,725
Greenwich Capital Commercial Funding Corp.(d)
Series 2006-GG7 Class AM
07/10/2038	5.928%	82,950	82,930
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,006,337
Series 2013-KING Class A
12/10/2027	2.706%	852,203	848,008
GS Mortgage Securities Corp. Trust(a),(d),(g)
CMO Series 2006-GG8 Class X
11/10/2039	1.089%	2,306,050	17,138
GS Mortgage Securities Trust
Series 2013-GC16 Class A2
11/10/2046	3.033%	151,053	150,957
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,003,951
Series 2015-GC34 Class A4
10/10/2048	3.506%	747,000	738,882
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,042,690
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15 Class A2
11/15/2045	2.977%	322,778	322,452
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	710,775
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,161,110
Series 2015-C28 Class A4
10/15/2048	3.227%	941,000	917,968
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,803,806
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	743,323
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(d),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.388%	7,128,140	19,651
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.758%	4,587,259	111,553
JPMorgan Chase Commercial Mortgage Securities Trust
Series 20 13-C13 Class A2
01/15/2046	2.665%	423,128	422,207
Series 2012-CBX Class A4
06/15/2045	3.483%	1,019,000	1,020,084
Series 2015-JP1 Class ASB
01/15/2049	3.733%	755,000	762,708
Series 2016-JP2 Class A1
08/15/2049	1.324%	729,131	714,209
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2006-LDP9 Class A3SF
1-month USD LIBOR + 0.155% 05/15/2047	2.313%	236,217	235,914
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/2032	4.311%	1,069,490	1,090,606
KGS-Alpha SBA COOF Trust(a),(c),(d),(e),(g)
CMO Series 2012-2 Class A
08/25/2038	0.851%	3,241,444	61,912
CMO Series 2013-2 Class A
03/25/2039	1.773%	4,577,112	200,249
CMO Series 2014-2 Class A
04/25/2040	3.490%	1,085,525	80,736
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,534,163
LB-UBS Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.393%	1,943,294	266
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.805%	370,191	18
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A5
10/15/2048	3.635%	767,000	763,809
Series 2015-C25 Class ASB
10/15/2048	3.383%	2,997,000	2,969,976
Series 2016-C28 Class A4
01/15/2049	3.544%	411,000	407,057
Morgan Stanley Capital I Trust(a),(d),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.625%	1,865,608	96

120	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-T21 Class X
10/12/2052	0.035%	10,657,611	26
CMO Series 2007-HQ11 Class X
02/12/2044	0.529%	988,699	1,527
Morgan Stanley Capital I Trust
Series 2018-H3 Class A5
07/15/2051	4.177%	1,166,000	1,194,158
Morgan Stanley Re-Remic Trust(a),(c)
Series 2012-IO Class AXA
03/27/2051	1.000%	55,078	54,803
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	777,986
UBS Commercial Mortgage Trust
Series 2017-C7 Class A4
12/15/2050	3.679%	460,000	452,881
Series 2018-C10 Class A4
05/15/2051	4.313%	527,000	544,143
Series 2018-C9 Class A4
03/15/2051	4.117%	1,173,000	1,192,668
UBS Commercial Mortgage Trust(c),(e),(h)
Series 2018-C13 Class A4
10/15/2051	4.334%	900,000	930,618
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2 Class A4
05/10/2063	3.525%	976,000	977,304
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	848,550
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,146,928
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,026,890
Wachovia Bank Commercial Mortgage Trust(a),(d),(g)
CMO Series 2004-C12 Class
07/15/2041	0.297%	14,318,635	16,751
CMO Series 2006-C24 Class XC
03/15/2045	0.103%	5,880,477	38
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2013-120B Class A
03/18/2028	2.800%	2,000,000	1,979,445
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	2,760,005	2,757,276
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,226,967
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	961,476
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $114,272,106)			111,696,166

Corporate Bonds & Notes 22.1%

Aerospace & Defense 0.3%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	569,759
Airbus Group SE(a)
04/10/2027	3.150%	409,000	390,082
04/10/2047	3.950%	150,000	145,359
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	555,000	567,087
Boeing Co. (The)
03/01/2038	3.550%	455,000	430,437
03/01/2048	3.625%	150,000	139,012
Harris Corp.
04/27/2035	4.854%	310,000	317,906
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	415,629
Northrop Grumman Corp.
10/15/2020	2.080%	1,275,000	1,246,518
10/15/2022	2.550%	1,788,000	1,723,337
08/01/2023	3.250%	1,649,000	1,620,398
01/15/2025	2.930%	80,000	75,883
01/15/2028	3.250%	937,000	880,809
10/15/2047	4.030%	518,000	485,105
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	528,563
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	169,116
04/15/2047	4.350%	66,000	63,321
Total			9,768,321
Agencies 0.1%
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,008,140
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	783,019	780,457
Series 2017-1 Class A
01/15/2030	3.550%	544,000	517,075
Series 2017-1 Class AA
01/15/2030	3.300%	384,000	365,106
American Airlines Pass-Through Trust
01/15/2023	4.950%	558,442	571,404

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	121

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2 Class A
06/15/2028	3.650%	202,840	194,714
Series 2016-3 Class AA
10/15/2028	3.000%	2,133,697	1,987,095
Series 2017-1 Class AA
02/15/2029	3.650%	633,692	615,523
Series 2017-2 Class B
10/15/2025	3.700%	226,000	217,795
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	660,950	653,689
Series 2018-1 Class AA
09/20/2031	3.800%	478,900	474,787
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	596,152	626,075
10/29/2024	4.000%	139,832	139,749
Delta Air Lines, Inc.
04/19/2023	3.800%	1,450,000	1,423,265
04/19/2028	4.375%	1,025,000	990,563
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	300,247	286,080
United Airlines Pass-Through Trust
03/01/2026	4.600%	255,000	254,595
Series 2016-1 Class B
01/07/2026	3.650%	125,390	119,961
Series 2018-1 Class A
03/01/2030	3.700%	465,000	446,679
Series 2018-1 Class AA
03/01/2030	3.500%	820,000	788,758
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	243,154	246,602
Series 2016-1 Class A
07/07/2028	3.450%	527,611	503,059
Total			12,203,031
Apartment REIT 0.1%
AvalonBay Communities, Inc.
11/15/2024	3.500%	215,000	211,943
11/15/2025	3.500%	300,000	293,127
10/15/2046	3.900%	85,000	78,261
ERP Operating LP
04/15/2023	3.000%	200,000	194,743
03/01/2028	3.500%	221,000	213,262
Mid-America Apartments LP
10/15/2023	4.300%	56,000	56,632
06/15/2024	3.750%	1,370,000	1,338,228
11/15/2025	4.000%	705,000	694,432
06/01/2027	3.600%	542,000	517,127
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UDR, Inc.
09/01/2026	2.950%	363,000	331,345
Total			3,929,100
Automotive 0.4%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	672,472
Ford Motor Co.
07/16/2031	7.450%	417,000	463,449
12/08/2046	5.291%	1,847,000	1,642,846
Ford Motor Credit Co. LLC
10/12/2021	3.813%	643,000	637,434
01/09/2022	3.219%	271,000	261,863
03/28/2022	3.339%	505,000	488,052
02/15/2023	4.140%	420,000	413,020
01/09/2024	3.810%	978,000	932,479
08/04/2025	4.134%	625,000	589,574
11/02/2027	3.815%	1,444,000	1,293,031
General Motors Co.
04/01/2036	6.600%	124,000	132,510
04/01/2038	5.150%	1,180,000	1,098,595
04/01/2049	5.950%	658,000	653,284
General Motors Financial Co., Inc.
06/19/2023	4.150%	548,000	545,552
04/13/2024	3.950%	600,000	584,117
11/07/2024	3.500%	465,000	438,247
01/15/2025	4.000%	335,000	323,721
04/09/2025	4.350%	515,000	504,796
07/13/2025	4.300%	1,525,000	1,482,863
Total			13,157,905
Banking 5.7%
ABN AMRO Bank NV(a)
10/30/2018	2.500%	720,000	720,066
06/04/2020	2.450%	1,195,000	1,178,171
Subordinated
07/28/2025	4.750%	431,000	432,359
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	166,687
American Express Credit Corp.
05/05/2021	2.250%	331,000	322,347
03/03/2022	2.700%	210,000	204,642
ANZ New Zealand International Ltd.(a)
09/23/2019	2.600%	1,000,000	996,075
08/06/2020	2.850%	478,000	473,184
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	221,789

122	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA
04/11/2027	4.250%	805,000	762,393
02/23/2028	3.800%	400,000	363,990
04/12/2028	4.379%	1,800,000	1,710,509
Bank of America Corp.
10/19/2020	2.625%	225,000	222,331
01/11/2023	3.300%	4,810,000	4,741,015
07/24/2023	4.100%	250,000	254,786
04/01/2024	4.000%	1,394,000	1,406,018
10/21/2027	3.248%	1,625,000	1,515,231
Subordinated
03/03/2026	4.450%	865,000	865,715
Bank of America Corp.(j)
01/20/2023	3.124%	2,184,000	2,144,509
04/24/2023	2.881%	575,000	558,644
12/20/2023	3.004%	53,000	51,393
07/23/2024	3.864%	3,288,000	3,285,406
10/01/2025	3.093%	2,162,000	2,058,479
04/24/2028	3.705%	1,800,000	1,730,520
07/21/2028	3.593%	1,150,000	1,095,248
12/20/2028	3.419%	1,000,000	937,935
04/24/2038	4.244%	1,196,000	1,169,262
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	830,051
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	1,470,000	1,467,899
Bank of Montreal
01/25/2019	2.375%	1,633,000	1,631,841
Bank of New York Mellon Corp. (The)(j)
05/16/2023	2.661%	200,000	193,472
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,032,501
11/18/2025	3.950%	575,000	582,198
Bank of Nova Scotia (The)
04/20/2021	3.125%	1,243,000	1,236,577
09/19/2022	2.450%	400,000	384,724
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	2,470,000	2,448,400
Barclays PLC
03/16/2025	3.650%	1,491,000	1,400,486
01/12/2026	4.375%	1,039,000	1,006,076
BB&T Corp.
04/30/2019	6.850%	400,000	409,364
Subordinated
11/01/2019	5.250%	800,000	818,356
BNP Paribas SA(a)
03/01/2023	3.500%	3,161,000	3,083,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	429,373
02/21/2022	2.900%	800,000	776,458
11/03/2022	2.650%	600,000	572,432
BPCE SA
07/15/2019	2.500%	250,000	249,294
12/02/2026	3.375%	700,000	655,996
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	495,880
Capital One Financial Corp.
05/12/2020	2.500%	350,000	345,584
10/30/2020	2.400%	1,090,000	1,067,169
01/30/2023	3.200%	769,000	745,597
04/24/2024	3.750%	379,000	372,064
04/30/2025	4.250%	1,918,000	1,911,872
Subordinated
10/29/2025	4.200%	700,000	682,536
Capital One NA
08/08/2022	2.650%	1,024,000	983,964
Citigroup, Inc.
08/02/2021	2.350%	269,000	260,644
04/25/2022	2.750%	900,000	873,714
12/01/2025	7.000%	765,000	868,759
10/21/2026	3.200%	2,158,000	2,014,610
01/15/2028	6.625%	215,000	244,400
Subordinated
09/29/2027	4.450%	2,261,000	2,234,582
Citigroup, Inc.(j)
01/24/2023	3.142%	500,000	490,129
07/24/2023	2.876%	542,000	523,885
06/01/2024	4.044%	1,958,000	1,964,550
07/24/2028	3.668%	600,000	571,574
04/23/2029	4.075%	536,000	526,001
01/24/2039	3.878%	506,000	466,645
Citizens Bank NA
03/29/2023	3.700%	250,000	248,321
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	381,885
Comerica, Inc.
07/31/2023	3.700%	3,289,000	3,275,311
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	478,784
03/16/2023	3.450%	540,000	534,685
03/16/2028	3.900%	540,000	533,873
Subordinated
12/09/2025	4.500%	703,000	695,900
Cooperatieve Rabobank UA
01/11/2021	4.500%	620,000	634,497

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
08/04/2025	4.375%	1,307,000	1,292,498
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	556,391
Credit Agricole SA(a)
04/24/2023	3.750%	250,000	245,342
Subordinated
03/17/2025	4.375%	340,000	332,343
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,200,741
Credit Suisse Group AG(a),(j)
01/12/2029	3.869%	250,000	235,279
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	642,218
03/26/2025	3.750%	500,000	481,957
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	519,684
09/12/2023	3.875%	1,265,000	1,239,838
06/12/2028	4.375%	843,000	812,653
Discover Bank
07/27/2026	3.450%	633,000	589,357
DNB Bank ASA(a)
10/02/2020	2.125%	1,400,000	1,363,429
Fifth Third Bancorp
03/14/2028	3.950%	400,000	393,600
Fifth Third Bank
07/28/2025	3.950%	2,240,000	2,236,006
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	685,000	667,850
07/24/2023	2.905%	652,000	629,610
09/29/2025	3.272%	887,000	848,342
06/05/2028	3.691%	1,744,000	1,659,719
05/01/2029	4.223%	1,645,000	1,620,435
04/23/2039	4.411%	1,500,000	1,453,960
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	578,000	559,593
05/22/2025	3.750%	4,028,000	3,946,115
11/16/2026	3.500%	1,695,000	1,608,958
01/26/2027	3.850%	2,122,000	2,059,961
Subordinated
10/21/2025	4.250%	531,000	525,862
HSBC Holdings PLC
01/05/2022	2.650%	681,000	661,051
03/30/2022	4.000%	586,000	592,976
05/25/2023	3.600%	657,000	650,208
Subordinated
03/14/2024	4.250%	2,500,000	2,484,282
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(j)
09/12/2026	4.292%	462,000	457,306
03/13/2028	4.041%	744,000	718,185
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	139,837
01/14/2022	2.300%	352,000	336,926
Intesa Sanpaolo SpA(a)
07/14/2027	3.875%	3,230,000	2,768,097
01/12/2028	3.875%	1,614,000	1,364,540
01/12/2048	4.375%	635,000	484,695
JPMorgan Chase & Co.(j)
06/18/2022	3.514%	2,691,000	2,692,472
04/23/2024	3.559%	562,000	556,309
07/24/2038	3.882%	2,140,000	1,994,536
02/22/2048	4.260%	575,000	554,621
JPMorgan Chase & Co.
10/01/2026	2.950%	2,507,000	2,328,396
KeyBank NA
05/22/2022	3.180%	1,373,000	1,350,538
Lloyds Banking Group PLC
08/16/2023	4.050%	2,137,000	2,123,146
03/22/2028	4.375%	1,557,000	1,518,142
Subordinated
12/10/2025	4.582%	500,000	490,074
01/09/2048	4.344%	960,000	834,081
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	951,777
01/15/2026	3.900%	370,000	362,773
Macquarie Group Ltd.(a)
01/14/2020	6.000%	600,000	618,920
01/14/2021	6.250%	926,000	976,242
Macquarie Group Ltd.(a),(j)
11/28/2028	3.763%	340,000	315,452
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	382,000	377,028
02/22/2022	2.998%	177,000	173,193
07/26/2023	3.761%	3,185,000	3,167,572
09/13/2023	2.527%	384,000	361,002
Mitsubishi UFJ Trust & Banking Corp.(a)
10/16/2019	2.450%	400,000	397,155
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	423,679
Morgan Stanley
09/23/2019	5.625%	130,000	133,229
01/26/2020	5.500%	600,000	617,945
07/24/2020	5.500%	324,000	336,160
01/25/2021	5.750%	372,000	390,659
07/28/2021	5.500%	3,235,000	3,403,045
11/17/2021	2.625%	1,510,000	1,467,844
05/19/2022	2.750%	7,000	6,788

124	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/23/2025	4.000%	2,053,000	2,044,178
01/20/2027	3.625%	1,000,000	958,916
Morgan Stanley(j)
07/22/2028	3.591%	889,000	843,169
01/24/2029	3.772%	880,000	845,148
07/22/2038	3.971%	803,000	753,238
MUFG Union Bank NA
05/06/2019	2.250%	250,000	249,271
Nordea Bank Abp(a)
01/27/2020	4.875%	300,000	306,541
Subordinated
09/21/2022	4.250%	910,000	915,651
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	231,000	215,704
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	551,282
07/26/2028	4.050%	3,554,000	3,557,970
Royal Bank of Scotland Group PLC(j)
05/18/2029	4.892%	1,147,000	1,137,296
01/27/2030	5.076%	1,781,000	1,785,696
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	623,425
Societe Generale SA(a)
Subordinated
04/14/2025	4.250%	900,000	868,233
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	585,316
Standard Chartered PLC(a),(h),(j)
01/20/2023	0.000%	600,000	601,761
Standard Chartered PLC(a),(j)
Subordinated
03/15/2033	4.866%	700,000	679,437
State Street Corp.(j)
05/15/2023	2.653%	250,000	242,101
State Street Corp.
05/15/2023	3.100%	630,000	615,244
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,168,915
10/18/2022	2.778%	452,000	435,371
07/14/2026	2.632%	590,000	531,589
10/19/2026	3.010%	297,000	274,568
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	344,692
05/01/2025	4.000%	191,000	191,314
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synchrony Financial
08/04/2026	3.700%	300,000	271,085
Toronto-Dominion Bank (The)(j)
Subordinated
09/15/2031	3.625%	583,000	546,674
U.S. Bancorp
01/24/2022	2.625%	309,000	301,900
07/22/2026	2.375%	1,200,000	1,086,076
UBS Group Funding AG(a),(j)
08/15/2023	2.859%	200,000	191,988
UBS Group Funding Switzerland AG(a)
02/01/2022	2.650%	2,540,000	2,454,582
05/23/2023	3.491%	960,000	940,669
09/24/2025	4.125%	200,000	198,726
04/15/2026	4.125%	401,000	397,826
Wells Fargo & Co.
03/04/2021	2.500%	460,000	450,322
01/24/2023	3.069%	796,000	776,293
09/09/2024	3.300%	750,000	726,904
09/29/2025	3.550%	2,000,000	1,948,660
Subordinated
06/03/2026	4.100%	777,000	767,335
Westpac Banking Corp.
06/28/2022	2.500%	500,000	480,727
01/25/2028	3.400%	500,000	476,669
Westpac Banking Corp.(j)
11/23/2031	4.322%	600,000	577,792
Total			174,447,533
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone Holdings Finance Co. LLC(a)
03/15/2021	5.875%	850,000	895,302
Brookfield Finance, Inc.
09/20/2047	4.700%	369,000	355,055
Carlyle Holdings(b),(c),(e)
3-month USD LIBOR + 2.000% 07/15/2019	3.302%	89,084	88,639
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	297,804
Invesco Finance PLC
01/15/2026	3.750%	567,000	558,865
Lazard Group LLC
09/19/2028	4.500%	1,315,000	1,292,640
Nomura Holdings, Inc.
03/04/2020	6.700%	190,000	198,478
Total			3,686,783

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	290,272
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	363,429
Masco Corp.
08/15/2032	6.500%	540,000	591,484
Vulcan Materials Co.
06/15/2047	4.500%	635,000	568,090
Total			1,813,275
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	535,000	543,759
07/23/2025	4.908%	700,000	711,660
02/15/2028	3.750%	583,000	537,326
03/15/2028	4.200%	891,000	851,118
04/01/2038	5.375%	446,000	433,767
05/01/2047	5.375%	563,000	536,889
04/01/2048	5.750%	1,444,000	1,442,250
Comcast Corp.
11/15/2035	6.500%	1,378,000	1,659,742
11/01/2049	3.999%	500,000	445,901
11/01/2052	4.049%	800,000	706,542
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	255,688
Sky PLC(a)
09/16/2024	3.750%	363,000	361,385
TCI Communications, Inc.
02/15/2028	7.125%	415,000	500,898
Time Warner Cable LLC
05/01/2037	6.550%	990,000	1,074,176
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,295,000	1,616,436
Total			11,677,537
Chemicals 0.4%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	484,879
Albemarle Corp.
12/01/2044	5.450%	270,000	281,167
CF Industries, Inc.(a)
12/01/2021	3.400%	1,673,000	1,651,530
12/01/2026	4.500%	1,127,000	1,124,514
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/2026	3.400%	475,000	460,662
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	211,960
09/26/2048	5.000%	1,173,000	1,182,712
Mosaic Co. (The)
11/15/2033	5.450%	1,036,000	1,055,799
Nutrien Ltd.
05/15/2019	6.500%	450,000	459,540
03/15/2035	4.125%	700,000	642,008
Sherwin-Williams Co. (The)
06/01/2022	2.750%	1,348,000	1,306,723
06/01/2024	3.125%	165,000	158,607
06/01/2027	3.450%	554,000	526,587
Union Carbide Corp.
06/01/2025	7.500%	300,000	349,993
10/01/2096	7.750%	920,000	1,151,319
Total			11,048,000
Construction Machinery 0.0%
John Deere Capital Corp.
09/08/2027	2.800%	700,000	649,492
Consumer Cyclical Services 0.1%
Alibaba Group Holding Ltd.
12/06/2037	4.000%	200,000	183,425
Amazon.com, Inc.
12/05/2034	4.800%	500,000	545,477
08/22/2037	3.875%	550,000	537,940
08/22/2057	4.250%	800,000	798,374
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	308,237
Total			2,373,453
Consumer Products 0.1%
Church & Dwight Co., Inc.
08/01/2022	2.450%	420,000	403,018
08/01/2027	3.150%	694,000	644,856
08/01/2047	3.950%	207,000	186,354
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	357,249
Newell Brands, Inc.
04/01/2036	5.375%	200,000	193,523
04/01/2046	5.500%	150,000	142,772
Procter & Gamble Co. (The)
08/11/2027	2.850%	540,000	512,348
Unilever Capital Corp.
03/22/2025	3.375%	230,000	226,594
Total			2,666,714

126	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Eaton Corp.
04/01/2024	7.625%	500,000	588,287
General Electric Co.
01/14/2038	5.875%	1,074,000	1,197,859
03/11/2044	4.500%	2,136,000	2,014,455
Johnson Controls International PLC
12/01/2041	5.250%	865,000	881,741
Nvent Finance Sarl(a)
04/15/2028	4.550%	450,000	438,118
United Technologies Corp.
08/16/2023	3.650%	2,119,000	2,112,251
08/16/2025	3.950%	155,000	154,388
11/16/2028	4.125%	2,147,000	2,135,872
11/16/2038	4.450%	790,000	784,364
11/16/2048	4.625%	342,000	343,739
Valmont Industries, Inc.
10/01/2044	5.000%	545,000	491,374
10/01/2054	5.250%	527,000	457,793
Wabtec Corp.
03/15/2024	4.150%	905,000	898,275
09/15/2028	4.700%	1,205,000	1,186,509
WW Grainger, Inc.
06/15/2045	4.600%	200,000	208,304
Total			13,893,329
Electric 1.6%
Alabama Power Co.
02/15/2033	5.700%	467,000	528,356
05/15/2038	6.125%	70,000	84,886
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	1,463,000	1,452,646
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	304,000	322,371
Appalachian Power Co.
06/01/2027	3.300%	690,000	658,078
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	330,758
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	983,480
02/01/2025	3.500%	529,000	520,167
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	683,987
CMS Energy Corp.
08/15/2027	3.450%	300,000	287,831
Commonwealth Edison Co.
11/15/2045	4.350%	276,000	280,717
06/15/2046	3.650%	243,000	220,804
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	232,013
Consumers Energy Co.
08/31/2064	4.350%	547,000	529,398
Dominion Energy, Inc.
08/15/2019	1.600%	1,045,000	1,032,989
08/15/2021	2.000%	795,000	761,489
06/01/2028	4.250%	1,295,000	1,296,024
08/01/2033	5.250%	1,315,000	1,392,084
DTE Electric Co.
06/15/2042	3.950%	364,000	344,002
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	699,739
01/15/2038	6.000%	226,000	276,633
12/15/2041	4.250%	313,000	312,564
Duke Energy Corp.
09/01/2021	1.800%	1,195,000	1,142,848
09/01/2026	2.650%	213,000	192,735
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	506,201
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	345,054
10/15/2046	3.700%	323,000	295,122
09/15/2047	3.600%	300,000	269,311
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	1,718,000	1,603,301
Edison International
03/15/2023	2.950%	500,000	478,890
03/15/2028	4.125%	180,000	178,177
Enel Finance International NV(a)
09/14/2023	4.250%	1,479,000	1,465,526
09/14/2025	4.625%	210,000	205,442
05/25/2027	3.625%	380,000	343,401
04/06/2028	3.500%	335,000	294,749
06/14/2029	4.875%	1,220,000	1,177,248
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	302,234
Entergy Corp.
09/01/2026	2.950%	336,000	308,492
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	430,143
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	389,908
10/01/2039	6.250%	300,000	325,682
FirstEnergy Transmission LLC(a)
07/15/2044	5.450%	230,000	251,962
Florida Power & Light Co.
09/01/2035	5.400%	600,000	679,685

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fortis, Inc.
10/04/2026	3.055%	1,000,000	917,081
Indiana Michigan Power Co.
03/15/2046	4.550%	585,000	601,374
IPALCO Enterprises, Inc.
09/01/2024	3.700%	1,398,000	1,341,308
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	174,706
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	829,114
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	709,564
10/15/2044	4.400%	276,000	283,153
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,339,000	1,328,162
Mississippi Power Co.
03/30/2028	3.950%	1,105,000	1,084,089
Nevada Power Co.
04/01/2036	6.650%	225,000	284,830
09/15/2040	5.375%	546,000	613,847
New England Power Co.(a)
12/05/2047	3.800%	168,000	154,822
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	757,223
Northern States Power Co.
06/01/2036	6.250%	150,000	187,182
Oncor Electric Delivery Co. LLC
09/01/2022	7.000%	155,000	175,224
Pacific Gas & Electric Co.
03/15/2027	3.300%	550,000	507,062
03/01/2034	6.050%	835,000	942,522
04/15/2042	4.450%	257,000	238,927
08/15/2042	3.750%	531,000	452,070
03/15/2045	4.300%	264,000	242,126
12/01/2047	3.950%	476,000	414,681
PacifiCorp
10/15/2037	6.250%	200,000	250,129
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	143,000	132,671
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	232,203
03/15/2043	4.150%	250,000	246,657
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	317,620
05/15/2026	3.100%	822,000	763,323
Progress Energy, Inc.
01/15/2021	4.400%	187,000	190,748
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	302,116
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	235,899
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	590,785
South Carolina Electric & Gas Co.
08/15/2028	4.250%	906,000	901,321
06/01/2065	5.100%	199,000	199,452
Southern California Edison Co.
08/01/2025	3.700%	658,000	654,583
03/01/2028	3.650%	200,000	195,275
01/15/2036	5.550%	130,000	143,140
02/01/2038	5.950%	210,000	247,275
03/01/2048	4.125%	2,043,000	1,952,305
Southern Co. (The)
07/01/2026	3.250%	250,000	233,198
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,175,981
Southwestern Electric Power Co.
10/01/2026	2.750%	270,000	247,039
04/01/2045	3.900%	813,000	735,969
02/01/2048	3.850%	705,000	631,410
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	349,508
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	721,498
Union Electric Co.
06/15/2027	2.950%	286,000	268,537
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	123,089
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	184,291
Xcel Energy, Inc.
07/01/2036	6.500%	112,000	139,653
09/15/2041	4.800%	90,000	93,851
Total			49,115,720
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	161,619
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	900,586
01/15/2025	3.500%	1,355,000	1,278,242

128	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.
01/15/2022	3.500%	1,205,000	1,195,715
03/01/2025	3.250%	645,000	602,501
04/01/2027	3.625%	1,480,000	1,368,556
12/01/2027	3.625%	1,445,000	1,325,449
10/01/2028	4.625%	855,000	841,852
Aircastle Ltd.
09/25/2023	4.400%	485,000	485,015
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	346,463
11/01/2027	3.500%	600,000	547,298
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	1,700,000	1,617,761
11/15/2035	4.418%	2,521,000	2,378,342
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,136,020
Total			14,023,800
Food and Beverage 1.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	240,000	236,853
02/01/2026	3.650%	540,000	524,247
02/01/2036	4.700%	5,200,000	5,200,910
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	552,000	530,966
04/15/2048	4.600%	442,000	428,235
04/15/2058	4.750%	100,000	96,788
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	140,537
Campbell Soup Co.
03/15/2025	3.950%	590,000	570,378
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	138,042
11/01/2036	7.250%	300,000	387,824
Constellation Brands, Inc.
02/15/2023	3.200%	1,945,000	1,888,268
02/15/2028	3.600%	742,000	693,539
Danone SA(a)
11/02/2026	2.947%	886,000	812,529
Diageo Investment Corp.
09/15/2022	8.000%	865,000	1,005,689
General Mills, Inc.
04/17/2025	4.000%	400,000	395,815
04/17/2028	4.200%	245,000	241,477
04/17/2038	4.550%	857,000	823,008
Kellogg Co.
11/15/2027	3.400%	262,000	243,699
Keurig Dr. Pepper, Inc.(a)
05/25/2025	4.417%	250,000	250,905
05/25/2038	4.985%	323,000	326,744
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Keurig Dr. Pepper, Inc.
06/15/2027	3.430%	135,000	124,693
Kraft Heinz Foods Co.
07/02/2020	2.800%	1,658,000	1,641,019
01/30/2029	4.625%	2,125,000	2,116,691
01/26/2039	6.875%	548,000	642,339
06/01/2046	4.375%	1,897,000	1,669,961
McCormick & Co., Inc.
08/15/2024	3.150%	209,000	200,718
08/15/2027	3.400%	198,000	188,326
Nestle Holdings, Inc.(a)
09/24/2021	3.100%	1,825,000	1,823,412
09/24/2023	3.350%	2,209,000	2,203,226
09/24/2025	3.500%	884,000	878,163
09/24/2028	3.625%	1,804,000	1,783,328
09/24/2038	3.900%	628,000	617,418
09/24/2048	4.000%	722,000	707,809
Sysco Corp.
03/15/2025	3.550%	105,000	102,704
10/01/2025	3.750%	388,000	382,687
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	201,668
Total			30,220,615
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%	475,000	482,530
01/15/2029	5.300%	1,085,000	1,087,848
Total			1,570,378
Health Care 0.8%
Abbott Laboratories
09/15/2025	3.875%	645,000	649,129
11/30/2026	3.750%	1,782,000	1,775,419
11/30/2046	4.900%	585,000	635,453
Becton Dickinson and Co.
06/05/2020	2.404%	1,840,000	1,811,039
12/15/2024	3.734%	1,625,000	1,591,155
06/06/2027	3.700%	1,215,000	1,161,308
12/15/2044	4.685%	1,333,000	1,315,960
CVS Health Corp.
12/01/2022	2.750%	500,000	481,328
03/09/2023	3.700%	2,764,000	2,751,899
12/05/2023	4.000%	822,000	823,679
03/25/2025	4.100%	2,532,000	2,523,282
03/25/2028	4.300%	2,499,000	2,477,104
03/25/2038	4.780%	2,850,000	2,841,487
03/25/2048	5.050%	1,698,000	1,734,573
Express Scripts Holding Co.
07/15/2023	3.000%	178,000	171,518
02/25/2026	4.500%	577,000	581,490
07/15/2046	4.800%	218,000	212,631

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	129

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	281,801
Thermo Fisher Scientific, Inc.
09/19/2026	2.950%	417,000	386,256
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	172,896
Total			24,379,407
Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	590,000	734,759
Anthem, Inc.
12/01/2022	2.950%	920,000	894,328
12/01/2024	3.350%	350,000	339,324
03/01/2028	4.101%	565,000	555,855
12/01/2047	4.375%	94,000	88,883
Halfmoon Parent, Inc.(a)
09/17/2021	3.400%	1,239,000	1,233,845
07/15/2023	3.750%	1,560,000	1,557,590
10/15/2028	4.375%	739,000	736,001
08/15/2038	4.800%	121,000	121,284
12/15/2048	4.900%	532,000	530,537
Magellan Health, Inc.
09/22/2024	4.400%	750,000	724,282
UnitedHealth Group, Inc.
03/15/2026	3.100%	642,000	615,466
07/15/2035	4.625%	658,000	701,777
Total			8,833,931
Healthcare REIT 0.1%
HCP, Inc.
03/01/2024	4.200%	81,000	80,592
08/15/2024	3.875%	694,000	678,225
Senior Housing Properties Trust
05/01/2019	3.250%	400,000	399,982
02/15/2028	4.750%	500,000	483,573
Ventas Realty LP
01/15/2026	4.125%	258,000	253,913
04/01/2027	3.850%	246,000	235,857
Welltower, Inc.
06/01/2025	4.000%	500,000	492,999
Total			2,625,141
Home Construction 0.0%
Lennar Corp.
11/29/2027	4.750%	1,082,000	1,039,252
Independent Energy 0.4%
Anadarko Holding Co.
05/15/2028	7.150%	570,000	641,163
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anadarko Petroleum Corp.
03/15/2021	4.850%	621,000	637,501
07/15/2024	3.450%	903,000	868,582
Apache Corp.
04/15/2022	3.250%	51,000	50,224
01/15/2037	6.000%	112,000	122,652
09/01/2040	5.100%	230,000	227,438
02/01/2042	5.250%	222,000	223,473
04/15/2043	4.750%	268,000	253,674
Cimarex Energy Co.
06/01/2024	4.375%	1,924,000	1,944,229
05/15/2027	3.900%	537,000	512,724
Devon Energy Corp.
06/15/2045	5.000%	874,000	870,872
Encana Corp.
11/01/2031	7.375%	695,000	853,354
08/15/2037	6.625%	510,000	603,928
EnCana Corp.
02/01/2038	6.500%	860,000	1,013,959
EQT Corp.
10/01/2027	3.900%	302,000	283,043
Hess Corp.
02/15/2041	5.600%	226,000	229,763
04/01/2047	5.800%	761,000	800,822
Marathon Oil Corp.
10/01/2037	6.600%	150,000	177,117
Noble Energy, Inc.
03/01/2041	6.000%	400,000	428,788
Occidental Petroleum Corp.
02/15/2027	3.000%	333,000	316,208
Total			11,059,514
Integrated Energy 0.3%
BG Energy Capital PLC(a)
10/15/2041	5.125%	200,000	214,780
BP Capital Markets America, Inc.
09/21/2025	3.796%	1,655,000	1,658,315
09/21/2028	3.937%	1,105,000	1,110,858
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,638,413
04/14/2024	3.224%	1,500,000	1,471,624
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	98,185
11/15/2039	6.750%	495,000	558,737
Chevron Corp.
06/24/2023	3.191%	269,000	267,015
Eni SpA(a)
09/12/2023	4.000%	510,000	505,630

130	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Husky Energy, Inc.
04/15/2022	3.950%	750,000	756,419
Petro-Canada
05/15/2035	5.950%	250,000	289,144
Shell International Finance BV
05/11/2035	4.125%	200,000	202,532
Total Capital International SA
01/25/2023	2.700%	500,000	485,615
Total			9,257,267
Life Insurance 0.7%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	489,990
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	744,781
American International Group, Inc.
07/10/2025	3.750%	242,000	235,348
04/01/2028	4.200%	962,000	951,987
05/01/2036	6.250%	485,000	556,833
Athene Global Funding(a)
04/20/2020	2.750%	703,000	693,599
01/25/2022	4.000%	221,000	221,539
Athene Holding Ltd.
01/12/2028	4.125%	460,000	430,540
Brighthouse Financial, Inc.
06/22/2027	3.700%	575,000	510,846
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	994,787
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	468,732
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	204,078
Jackson National Life Global Funding(a)
04/29/2026	3.050%	1,073,000	1,004,822
Lincoln National Corp.
04/07/2036	6.150%	24,000	27,580
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,333,972
MetLife, Inc.
09/15/2023	4.368%	600,000	622,240
11/13/2025	3.600%	279,000	275,149
11/13/2043	4.875%	490,000	515,259
05/13/2046	4.600%	685,000	695,583
Metropolitan Life Global Funding I(a)
09/19/2027	3.000%	500,000	467,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	379,215
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	573,216
Prudential Financial, Inc.
05/15/2044	4.600%	275,000	277,394
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,528,399
Reliance Standard Life Global Funding II(a)
01/20/2021	3.050%	522,000	514,849
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	478,889
05/15/2047	4.270%	300,000	291,764
Torchmark Corp.
09/15/2028	4.550%	2,035,000	2,043,038
Voya Financial, Inc.
07/15/2024	3.125%	1,593,000	1,505,590
06/15/2046	4.800%	260,000	257,083
Total			20,294,577
Media and Entertainment 0.2%
21st Century Fox America, Inc.
07/15/2024	9.500%	407,000	517,518
04/30/2028	7.300%	350,000	429,061
10/15/2045	4.950%	530,000	588,451
CBS Corp.
08/15/2024	3.700%	1,019,000	990,184
Discovery Communications LLC
06/15/2021	4.375%	200,000	203,621
03/20/2028	3.950%	158,000	149,990
06/01/2040	6.350%	490,000	539,535
Grupo Televisa SAB
01/31/2046	6.125%	356,000	387,020
Time Warner, Inc.
10/15/2041	5.375%	439,000	435,975
Viacom, Inc.
04/01/2024	3.875%	352,000	346,058
03/15/2043	4.375%	269,000	235,462
Walt Disney Co. (The)
07/30/2026	1.850%	400,000	351,126
06/01/2044	4.125%	768,000	762,227
Warner Media LLC
02/15/2027	3.800%	795,000	759,177
12/15/2043	5.350%	274,000	269,908
07/15/2045	4.850%	503,000	468,560
Total			7,433,873

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	232,982
09/11/2027	4.000%	400,000	370,762
Barrick Gold Corp.
10/15/2035	6.450%	780,000	901,570
Barrick North America Finance LLC
05/30/2041	5.700%	666,000	730,588
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,586,385
09/30/2043	5.000%	497,000	551,838
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,223,024
Southern Copper Corp.
07/27/2035	7.500%	200,000	247,165
04/23/2045	5.875%	675,000	739,539
Vale Canada Ltd.
09/15/2032	7.200%	800,000	875,397
Vale Overseas Ltd.
08/10/2026	6.250%	925,000	1,011,506
11/21/2036	6.875%	1,050,000	1,216,356
Total			9,687,112
Midstream 1.1%
Andeavor Logistics LP/Tesoro Finance Corp.
01/15/2025	5.250%	253,000	259,821
Andeavor Logistics LP/Tesoro Logistics Financial Corp.
12/01/2022	3.500%	633,000	623,319
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	555,531
Buckeye Partners LP
07/01/2023	4.150%	348,000	343,162
11/15/2043	5.850%	770,000	740,182
Enbridge Energy Partners LP
10/15/2045	7.375%	310,000	410,571
Enbridge, Inc.
07/15/2022	2.900%	1,314,000	1,274,832
06/10/2044	4.500%	500,000	484,512
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	350,000	338,630
Energy Transfer Equity LP
06/01/2027	5.500%	1,294,000	1,341,935
Energy Transfer Partners LP
02/01/2024	4.900%	652,000	672,556
03/15/2025	4.050%	946,000	925,688
01/15/2026	4.750%	449,000	452,766
06/01/2041	6.050%	1,279,000	1,342,110
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2042	6.500%	298,000	328,001
12/15/2045	6.125%	1,002,000	1,062,211
06/15/2048	6.000%	274,000	291,652
EnLink Midstream Partners LP
04/01/2019	2.700%	300,000	298,892
Enterprise Products Operating LLC
03/01/2033	6.875%	250,000	309,385
10/15/2034	6.650%	1,000,000	1,211,648
04/15/2038	7.550%	600,000	786,384
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	419,000	423,234
09/01/2041	5.625%	220,000	227,043
03/01/2043	5.000%	819,000	798,447
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	1,682,000	1,735,185
Kinder Morgan, Inc.
03/01/2028	4.300%	900,000	891,401
06/01/2045	5.550%	552,000	584,607
03/01/2048	5.200%	275,000	280,508
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	741,990
12/01/2042	4.200%	404,000	364,389
MPLX LP
12/01/2024	4.875%	764,000	792,886
03/15/2028	4.000%	280,000	269,360
03/01/2047	5.200%	548,000	549,164
04/15/2048	4.700%	916,000	857,354
Northwest Pipeline LLC(a)
04/01/2027	4.000%	1,449,000	1,405,366
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,450,832
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	161,607
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	221,000	205,421
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	460,203
Sunoco Logistics Partners Operations LP
12/01/2025	5.950%	250,000	269,211
02/15/2040	6.850%	652,000	721,846
TC PipeLines LP
05/25/2027	3.900%	247,000	234,277
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	633,983
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	581,737
08/15/2038	7.250%	585,000	750,918

132	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
07/01/2022	4.000%	352,000	350,681
04/01/2044	5.450%	260,000	244,889
03/01/2048	5.300%	1,074,000	988,057
08/15/2048	5.500%	760,000	720,015
Williams Companies, Inc. (The)
06/24/2024	4.550%	681,000	691,671
01/15/2025	3.900%	217,000	212,547
06/15/2027	3.750%	825,000	786,472
06/24/2044	5.750%	724,000	774,029
03/01/2048	4.850%	320,000	308,980
Williams Partners LP
03/04/2044	5.400%	554,000	570,467
Total			35,092,565
Natural Gas 0.2%
Atmos Energy Corp.
03/15/2019	8.500%	1,146,000	1,174,310
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	353,864
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	402,058
NiSource Finance Corp.
02/01/2042	5.800%	381,000	421,510
NiSource, Inc.
02/15/2023	3.850%	237,000	235,170
Sempra Energy
02/01/2023	2.900%	562,000	542,876
02/01/2048	4.000%	2,028,000	1,806,177
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	188,334
06/15/2026	3.250%	169,000	158,029
10/01/2046	3.950%	247,000	218,738
Total			5,501,066
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%	378,000	375,590
Equity Commonwealth
09/15/2020	5.875%	1,600,000	1,641,381
Government Properties Income Trust
08/15/2019	3.750%	2,050,000	2,055,529
07/15/2022	4.000%	471,000	465,297
Total			4,537,797
Oil Field Services 0.2%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	315,631
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halliburton Co.
11/15/2035	4.850%	497,000	519,468
09/15/2039	7.450%	240,000	321,917
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	2,201,000	2,132,221
Schlumberger Holdings Corp.(a)
12/21/2022	3.625%	995,000	992,318
12/21/2025	4.000%	2,160,000	2,157,030
Total			6,438,585
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	319,502
ORIX Corp.
07/18/2022	2.900%	252,000	243,277
Total			562,779
Other Industry 0.0%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	317,969
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	951,462
Total			1,269,431
Other REIT 0.2%
Digital Realty Trust LP
08/15/2027	3.700%	231,000	219,403
Duke Realty LP
06/30/2026	3.250%	203,000	190,624
EPR Properties
06/01/2027	4.500%	393,000	375,423
04/15/2028	4.950%	250,000	245,871
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	854,456
Liberty Property LP
10/01/2026	3.250%	279,000	259,468
Public Storage
09/15/2022	2.370%	1,504,000	1,442,381
09/15/2027	3.094%	1,195,000	1,119,097
Select Income REIT
02/01/2020	3.600%	600,000	595,810
Total			5,302,533
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	380,408
12/01/2046	4.000%	431,000	407,997
Total			788,405

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.1%
International Paper Co.
11/15/2039	7.300%	500,000	630,968
05/15/2046	5.150%	1,578,000	1,622,189
WestRock Co.(a)
03/15/2025	3.750%	350,000	344,310
Total			2,597,467
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/2020	2.500%	2,125,000	2,100,951
11/14/2023	3.750%	1,204,000	1,199,673
05/14/2025	3.600%	1,250,000	1,208,654
11/14/2028	4.250%	2,355,000	2,325,690
11/14/2048	4.875%	1,272,000	1,250,179
Amgen, Inc.
05/11/2022	2.650%	400,000	388,451
10/01/2041	4.950%	200,000	206,363
05/01/2045	4.400%	500,000	480,691
Bayer US Finance II LLC(a)
07/15/2064	4.700%	300,000	254,843
Celgene Corp.
02/19/2021	2.875%	555,000	547,979
02/15/2023	2.750%	1,968,000	1,887,861
11/15/2047	4.350%	736,000	663,786
02/20/2048	4.550%	766,000	711,823
Gilead Sciences, Inc.
04/01/2024	3.700%	750,000	752,032
09/01/2035	4.600%	590,000	608,531
09/01/2036	4.000%	286,000	274,404
GlaxoSmithKline Capital, Inc.
05/15/2023	3.375%	2,747,000	2,735,391
Johnson & Johnson
01/15/2025	2.625%	744,000	715,038
12/05/2033	4.375%	124,000	131,770
01/15/2038	3.400%	1,716,000	1,598,171
01/15/2048	3.500%	635,000	582,440
Mylan NV
06/15/2026	3.950%	200,000	189,389
Sanofi
06/19/2023	3.375%	2,426,000	2,426,970
06/19/2028	3.625%	2,692,000	2,670,243
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	612,000	582,943
09/23/2026	3.200%	230,000	212,112
Total			26,706,378
Property & Casualty 0.3%
Aon PLC
12/15/2025	3.875%	933,000	923,323
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Assurant, Inc.
09/27/2023	4.200%	545,000	543,035
Berkshire Hathaway Finance Corp.
01/15/2040	5.750%	385,000	462,394
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	737,275
CNA Financial Corp.
08/15/2027	3.450%	500,000	462,787
Hartford Financial Services Group, Inc. (The)
04/15/2043	4.300%	430,000	407,374
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	550,000	555,014
03/15/2034	7.000%	400,000	486,389
03/15/2035	6.500%	300,000	350,437
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	600,306
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	318,439
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	742,856
Willis North America, Inc.
09/15/2028	4.500%	1,718,000	1,716,194
XLIT Ltd.
05/15/2027	6.250%	651,000	737,045
12/15/2043	5.250%	536,000	576,689
03/31/2045	5.500%	438,000	462,649
Total			10,082,206
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	680,148
05/01/2040	5.750%	790,000	940,776
06/15/2048	4.050%	840,000	815,852
12/15/2048	4.150%	997,000	983,763
Canadian Pacific Railway Co.
09/15/2115	6.125%	450,000	530,755
CSX Corp.
06/01/2021	4.250%	215,000	219,429
10/01/2036	6.000%	450,000	532,323
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	562,331
Union Pacific Corp.
09/15/2067	4.100%	200,000	177,099
Total			5,442,476
Refining 0.1%
HollyFrontier Corp.
04/01/2026	5.875%	720,000	767,492

134	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marathon Petroleum Corp.
09/15/2044	4.750%	600,000	579,969
Phillips 66
03/15/2028	3.900%	285,000	280,373
11/15/2044	4.875%	40,000	41,452
Valero Energy Corp.
04/15/2032	7.500%	260,000	329,587
Total			1,998,873
Restaurants 0.2%
McDonald’s Corp.
12/09/2035	4.700%	283,000	292,935
10/15/2037	6.300%	268,000	323,082
09/01/2048	4.450%	478,000	469,753
Starbucks Corp.
08/15/2025	3.800%	3,014,000	2,997,257
11/15/2028	4.000%	1,809,000	1,802,753
12/01/2047	3.750%	475,000	411,794
Total			6,297,574
Retail REIT 0.5%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	961,929
DDR Corp.
07/15/2022	4.625%	1,535,000	1,569,361
02/01/2025	3.625%	482,000	459,040
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	715,372
12/15/2026	3.600%	618,000	588,144
Realty Income Corp.
07/15/2024	3.875%	642,000	639,381
04/15/2025	3.875%	255,000	252,917
Regency Centers LP
02/01/2027	3.600%	551,000	523,842
03/15/2028	4.125%	604,000	593,271
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,000,704
Simon Property Group LP
01/15/2026	3.300%	386,000	370,690
06/15/2027	3.375%	550,000	526,586
STORE Capital Corp.
03/15/2028	4.500%	2,131,000	2,072,877
Tanger Properties LP
12/01/2023	3.875%	745,000	724,798
12/01/2024	3.750%	680,000	647,560
VEREIT Operating Partnership LP
02/06/2024	4.600%	1,760,000	1,765,289
Washington Prime Group LP
08/15/2024	5.950%	555,000	525,024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEA Finance LLC(a)
04/05/2022	3.150%	1,430,000	1,400,392
Total			15,337,177
Retailers 0.4%
Alimentation Couche-Tard, Inc.(a)
07/26/2047	4.500%	99,000	91,940
Costco Wholesale Corp.
05/18/2024	2.750%	1,216,000	1,176,104
05/18/2027	3.000%	1,873,000	1,778,324
CVS Pass-Through Trust(a)
10/10/2025	6.204%	187,919	196,873
01/10/2032	7.507%	116,826	136,123
01/10/2034	5.926%	782,964	840,651
01/10/2036	4.704%	691,682	686,983
Dollar General Corp.
05/01/2028	4.125%	1,712,000	1,688,842
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	460,444
09/01/2027	3.600%	432,000	409,826
Walgreens Boots Alliance, Inc.
11/18/2034	4.500%	990,000	973,984
Walmart, Inc.
06/26/2023	3.400%	1,478,000	1,483,333
06/26/2028	3.700%	1,983,000	1,982,399
Total			11,905,826
Technology 1.3%
Analog Devices, Inc.
12/05/2023	3.125%	244,000	235,886
12/05/2036	4.500%	198,000	192,515
Apple, Inc.
05/11/2024	2.850%	1,343,000	1,302,343
01/13/2025	2.750%	700,000	670,774
02/09/2027	3.350%	1,619,000	1,582,513
05/11/2027	3.200%	2,096,000	2,022,770
06/20/2027	3.000%	562,000	534,382
09/12/2027	2.900%	1,244,000	1,171,079
05/13/2045	4.375%	540,000	560,517
08/04/2046	3.850%	672,000	642,448
02/09/2047	4.250%	1,096,000	1,115,378
11/13/2047	3.750%	192,000	180,327
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	206,846
01/12/2028	3.875%	376,000	350,751
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,687,000	1,639,902
Cisco Systems, Inc.
01/15/2040	5.500%	1,460,000	1,740,063

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	135

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	2,068,000	2,208,787
07/15/2046	8.350%	411,000	511,765
DXC Technology Co.
04/15/2024	4.250%	302,000	301,973
10/15/2029	7.450%	300,000	357,225
Fiserv, Inc.
10/01/2023	3.800%	2,016,000	2,018,411
10/01/2028	4.200%	1,823,000	1,825,798
Hewlett Packard Enterprise Co.(j)
10/15/2045	6.350%	1,106,000	1,140,108
IBM Credit LLC
02/05/2021	2.650%	540,000	533,547
02/06/2023	3.000%	720,000	707,592
Intel Corp.
05/19/2046	4.100%	448,000	442,469
12/08/2047	3.734%	266,000	246,998
Microsoft Corp.
08/08/2023	2.000%	1,375,000	1,299,233
02/06/2027	3.300%	892,000	875,288
02/12/2035	3.500%	300,000	287,879
11/03/2035	4.200%	462,000	481,869
02/06/2037	4.100%	906,000	935,277
10/01/2040	4.500%	518,000	556,425
02/06/2047	4.250%	1,611,000	1,687,613
11/03/2055	4.750%	582,000	657,326
08/08/2056	3.950%	380,000	370,474
NXP BV/Funding LLC(a)
09/01/2022	3.875%	1,078,000	1,066,157
06/01/2023	4.625%	1,889,000	1,915,497
Oracle Corp.
02/15/2023	2.625%	746,000	723,842
11/15/2024	2.950%	403,000	388,953
07/08/2034	4.300%	1,400,000	1,430,941
05/15/2035	3.900%	1,570,000	1,527,594
11/15/2037	3.800%	411,000	391,369
07/08/2039	6.125%	339,000	420,736
07/15/2040	5.375%	155,000	177,155
QUALCOMM, Inc.
05/20/2027	3.250%	501,000	470,725
05/20/2035	4.650%	190,000	193,178
Tencent Holdings Ltd.(a)
01/19/2028	3.595%	584,000	552,677
Total			40,853,375
Tobacco 0.2%
BAT Capital Corp.(a)
08/14/2020	2.297%	839,000	822,359
08/15/2022	2.764%	1,092,000	1,052,796
08/15/2027	3.557%	825,000	768,254
08/15/2037	4.390%	1,016,000	944,205
08/15/2047	4.540%	584,000	538,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds American, Inc.
08/15/2045	5.850%	1,080,000	1,170,383
Total			5,296,248
Transportation Services 0.1%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	296,776
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	265,000	249,401
FedEx Corp.
04/01/2046	4.550%	940,000	917,160
01/15/2047	4.400%	351,000	335,032
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	331,241
08/01/2023	4.125%	1,375,000	1,373,862
Ryder System, Inc.
09/01/2021	2.250%	700,000	674,238
Total			4,177,710
Treasury 0.0%
South Korea International Bond
09/20/2028	3.500%	670,000	663,096
09/20/2048	3.875%	545,000	541,807
Total			1,204,903
Wireless 0.2%
America Movil SAB de CV
03/30/2040	6.125%	300,000	352,816
American Tower Corp.
10/15/2026	3.375%	425,000	395,881
01/15/2028	3.600%	905,000	844,674
Crown Castle International Corp.
03/01/2027	4.000%	236,000	228,189
Vodafone Group PLC
01/16/2024	3.750%	1,940,000	1,917,965
05/30/2025	4.125%	400,000	397,188
05/30/2038	5.000%	565,000	559,286
05/30/2048	5.250%	400,000	400,969
Total			5,096,968
Wirelines 0.9%
AT&T, Inc.
01/15/2025	3.950%	843,000	829,835
05/15/2025	3.400%	1,104,000	1,050,633
05/15/2035	4.500%	695,000	648,828
03/01/2037	5.250%	1,037,000	1,032,561
08/15/2040	6.000%	875,000	935,731
09/01/2040	5.350%	2,321,000	2,299,874
03/01/2041	6.375%	425,000	468,568
05/15/2046	4.750%	545,000	497,413
03/01/2047	5.450%	1,508,000	1,507,448

136	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AT&T, Inc.(a)
02/15/2030	4.300%	1,040,000	1,001,925
08/15/2037	4.900%	842,000	804,492
02/15/2050	5.150%	1,229,000	1,164,732
British Telecommunications PLC
02/14/2019	2.350%	200,000	199,674
British Telecommunications PLC(j)
12/15/2030	9.125%	350,000	498,038
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	381,172
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,134,752
Telefonica Emisiones SAU
04/27/2020	5.134%	1,021,000	1,049,739
02/16/2021	5.462%	120,000	125,256
03/08/2047	5.213%	470,000	460,108
Verizon Communications, Inc.
03/15/2024	4.150%	548,000	558,435
02/15/2025	3.376%	561,000	545,092
11/01/2034	4.400%	4,688,000	4,567,706
01/15/2036	4.272%	1,090,000	1,039,106
03/16/2037	5.250%	457,000	487,292
08/15/2046	4.125%	1,607,000	1,441,918
03/16/2047	5.500%	805,000	877,969
Verizon Communications, Inc.(a)
09/21/2028	4.329%	1,475,000	1,482,443
Total			27,090,740
Total Corporate Bonds & Notes (Cost $692,207,041)			678,605,901

Foreign Government Obligations(k) 1.2%

Australia 0.0%
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	398,725
Canada 0.1%
Bank of Nova Scotia (The)(a)
09/20/2021	1.875%	300,000	288,020
CNOOC Nexen Finance ULC
04/30/2024	4.250%	389,000	392,579
Hydro-Quebec
02/01/2021	9.400%	750,000	850,064
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	785,617
Total			2,316,280
China 0.1%
CNOOC Finance Ltd.
05/09/2023	3.000%	1,300,000	1,247,689
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Syngenta Finance NV(a)
04/24/2028	5.182%	495,000	475,265
Total			1,722,954
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	892,785
09/18/2037	7.375%	150,000	189,299
Ecopetrol SA
01/16/2025	4.125%	300,000	292,368
06/26/2026	5.375%	580,000	599,161
05/28/2045	5.875%	380,000	374,805
Total			2,348,418
France 0.1%
Electricite de France SA(a)
09/21/2028	4.500%	875,000	862,108
09/21/2038	4.875%	915,000	892,662
09/21/2048	5.000%	545,000	532,021
01/22/2114	6.000%	352,000	349,332
Total			2,636,123
Indonesia 0.1%
Indonesia Government International Bond
01/11/2023	2.950%	2,400,000	2,293,478
Japan 0.0%
Japan Bank for International Cooperation
07/20/2021	3.125%	808,000	805,286
Mexico 0.5%
Mexico City Airport Trust(a)
07/31/2047	5.500%	1,625,000	1,441,682
Mexico Government International Bond
01/30/2025	3.600%	757,000	735,577
01/21/2026	4.125%	1,673,000	1,659,561
03/08/2044	4.750%	1,090,000	1,042,394
01/15/2047	4.350%	479,000	435,759
02/10/2048	4.600%	1,643,000	1,543,869
10/12/2110	5.750%	458,000	462,982
Petroleos Mexicanos
02/04/2021	6.375%	504,000	528,291
08/04/2026	6.875%	598,000	629,592
03/13/2027	6.500%	3,254,000	3,318,387
06/15/2035	6.625%	550,000	545,005
09/21/2047	6.750%	645,000	613,664
Petroleos Mexicanos(a)
02/12/2028	5.350%	1,166,000	1,098,547
02/12/2048	6.350%	1,400,000	1,278,015
Total			15,333,325

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	137

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.0%
Syngenta Finance NV(a)
04/24/2048	5.676%	675,000	602,288
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	497,524
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	275,000	272,665
Paraguay 0.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	1,240,000	1,303,535
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	116,196
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	540,000	540,488
04/17/2049	5.000%	1,534,000	1,554,637
Total			2,095,125
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	379,477
South Korea 0.1%
Export-Import Bank of Korea
11/01/2020	2.500%	1,028,000	1,009,748
11/01/2022	3.000%	1,343,000	1,309,077
Korea Southern Power Co., Ltd.(a)
01/29/2021	3.000%	200,000	197,206
Total			2,516,031
Sweden 0.0%
Stadshypotek AB(a)
10/02/2019	1.875%	1,500,000	1,484,043
Uruguay 0.0%
Uruguay Government International Bond
04/20/2055	4.975%	715,000	714,650
Total Foreign Government Obligations (Cost $38,548,845)			37,836,123

Inflation-Indexed Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,113,420	1,086,121
01/15/2029	2.500%	1,173,760	1,349,716
Total			2,435,837
Total Inflation-Indexed Bonds (Cost $2,457,862)			2,435,837

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	523,475
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,385,000	2,001,823
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,161,405
Total			4,163,228
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,769,027
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,890,000	1,958,550
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,007,403
Total			2,965,953

138	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	492,642
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	411,882
Series 2010
11/01/2040	7.600%	420,000	624,221
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	275,000	263,931
Total			1,300,034
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,285,000	1,806,016
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	447,230
Total Municipal Bonds (Cost $12,593,219)			13,467,605

Residential Mortgage-Backed Securities - Agency 25.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,658,973	1,807,061
12/01/2032- 09/01/2048	4.000%	52,153,468	52,731,802
03/01/2033	3.000%	1,652,706	1,617,239
06/01/2035- 04/01/2036	5.500%	214,966	229,072
09/01/2037	6.000%	1,204,648	1,333,461
12/01/2047- 03/01/2048	3.500%	10,637,864	10,485,058
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2048- 06/01/2048	5.000%	3,410,835	3,636,578
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	9,878,267	9,535,297
CMO Series 2127 Class PG
02/15/2029	6.250%	284,527	300,037
CMO Series 2165 Class PE
06/15/2029	6.000%	105,517	113,148
CMO Series 2326 Class ZQ
06/15/2031	6.500%	523,047	566,355
CMO Series 2399 Class TH
01/15/2032	6.500%	255,382	278,890
CMO Series 2517 Class Z
10/15/2032	5.500%	217,419	221,895
CMO Series 2557 Class HL
01/15/2033	5.300%	437,971	467,135
CMO Series 262 Class 35
07/15/2042	3.500%	5,831,445	5,759,056
CMO Series 2752 Class EZ
02/15/2034	5.500%	1,193,939	1,291,042
CMO Series 2764 Class ZG
03/15/2034	5.500%	686,678	743,483
CMO Series 2953 Class PG
03/15/2035	5.500%	3,969,593	4,256,637
CMO Series 2986 Class CH
06/15/2025	5.000%	528,432	546,778
CMO Series 2989 Class TG
06/15/2025	5.000%	410,136	426,773
CMO Series 299 Class 300
01/15/2043	3.000%	1,042,696	1,009,756
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,310,618	1,421,819
CMO Series 3101 Class UZ
01/15/2036	6.000%	392,936	435,067
CMO Series 3123 Class AZ
03/15/2036	6.000%	526,224	584,317
CMO Series 3143 Class BC
02/15/2036	5.500%	520,633	561,545
CMO Series 3164 Class MG
06/15/2036	6.000%	206,240	223,697
CMO Series 3195 Class PD
07/15/2036	6.500%	373,929	408,722
CMO Series 3200 Class AY
08/15/2036	5.500%	353,847	379,499
CMO Series 3213 Class JE
09/15/2036	6.000%	614,639	661,345

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	139

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3229 Class HE
10/15/2026	5.000%	931,304	957,707
CMO Series 3402 Class NC
12/15/2022	5.000%	213,309	218,209
CMO Series 3423 Class PB
03/15/2038	5.500%	1,115,934	1,199,447
CMO Series 3453 Class B
05/15/2038	5.500%	68,848	71,625
CMO Series 3461 Class Z
06/15/2038	6.000%	2,079,903	2,207,204
CMO Series 3501 Class CB
01/15/2039	5.500%	494,490	527,886
CMO Series 356 Class 300
09/15/2047	3.000%	1,306,995	1,252,168
CMO Series 360 Class 300
11/15/2047	3.000%	2,980,852	2,876,474
CMO Series 3684 Class CY
06/15/2025	4.500%	2,000,000	2,071,926
CMO Series 3704 Class CT
12/15/2036	7.000%	774,282	864,984
CMO Series 3704 Class DT
11/15/2036	7.500%	694,351	780,128
CMO Series 3704 Class ET
12/15/2036	7.500%	519,092	597,206
CMO Series 3707 Class B
08/15/2025	4.500%	1,649,538	1,692,830
CMO Series 3819 Class ZQ
04/15/2036	6.000%	784,436	856,337
CMO Series 3827 Class BM
08/15/2039	5.500%	316,926	325,399
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,104,511
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	1,949,861
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	898,349
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,100,270
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,879,244
CMO Series 4700 Class QJ
07/15/2044	4.000%	6,993,965	7,135,531
CMO Series 4705 Class A
09/15/2042	4.500%	2,196,513	2,281,762
CMO Series 4763 Class CA
09/15/2038	3.000%	561,543	551,856
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4767 Class KA
03/15/2048	3.000%	2,641,938	2,594,063
CMO Series 4782 Class BA
11/15/2044	4.500%	3,383,443	3,492,182
CMO Series 4786 Class DP
07/15/2042	4.500%	1,578,771	1,625,131
CMO Series 4787 Class AK
05/15/2048	3.000%	4,215,081	4,015,090
CMO Series 4796 Class AK
05/15/2048	3.000%	5,359,112	5,104,850
CMO Series 4802 Class A
06/15/2048	3.000%	5,065,627	4,831,792
CMO Series R006 Class ZA
04/15/2036	6.000%	596,600	653,932
CMO Series R007 Class ZA
05/15/2036	6.000%	1,161,737	1,272,799
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% 07/01/2036	4.050%	100,047	105,446
12-month USD LIBOR + 1.844% 07/01/2040	4.077%	406,755	427,003
12-month USD LIBOR + 1.640% 01/01/2047	2.801%	1,324,618	1,308,462
12-month USD LIBOR + 1.640% 07/01/2048	3.859%	795,390	802,241
CMO Series 2551 Class NS
1-month USD LIBOR + 14.483% 01/15/2033	10.526%	174,701	188,453
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	590,315	588,122
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% 10/15/2040	2.658%	898,218	903,269
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	2.482%	1,201,665	1,203,255
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% 05/15/2039	2.608%	907,815	904,915
Structured Pass-Through Securities
1-year MTA + 1.200% 10/25/2044	2.909%	827,790	824,096
Federal Home Loan Mortgage Corp.(c),(l)
08/20/2048	3.850%	1,272,000	1,291,347
Federal Home Loan Mortgage Corp.(h)
10/11/2048	4.500%	13,900,000	14,345,777

140	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(m)
CMO Series 2967 Class EA
04/15/2020	0.000%	24,041	23,344
CMO Series 3077 Class TO
04/15/2035	0.000%	164,219	147,482
CMO Series 3100 Class
01/15/2036	0.000%	258,172	222,275
CMO Series 3117 Class OG
02/15/2036	0.000%	151,613	134,623
CMO Series 3181 Class OH
07/15/2036	0.000%	462,496	376,760
CMO Series 3316 Class JO
05/15/2037	0.000%	20,912	18,635
CMO Series 3607 Class TO
10/15/2039	0.000%	342,350	280,955
CMO STRIPS Series 197 Class
04/01/2028	0.000%	202,386	179,479
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,305,384	1,763,919
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
1-month USD LIBOR + 6.370% 10/15/2037	4.212%	2,829,715	359,655
CMO Series 3385 Class SN
1-month USD LIBOR + 6.000% 11/15/2037	3.842%	92,991	6,709
CMO Series 3451 Class SA
1-month USD LIBOR + 6.050% 05/15/2038	3.892%	191,915	19,315
CMO Series 3531 Class SM
1-month USD LIBOR + 6.100% 05/15/2039	3.942%	119,058	5,930
CMO Series 3608 Class SC
1-month USD LIBOR + 6.250% 12/15/2039	4.092%	411,653	51,245
CMO Series 3740 Class SB
1-month USD LIBOR + 6.000% 10/15/2040	3.842%	715,508	96,863
CMO Series 3740 Class SC
1-month USD LIBOR + 6.000% 10/15/2040	3.842%	852,602	97,151
CMO STRIPS Series 239 Class S30
1-month USD LIBOR + 7.700% 08/15/2036	5.542%	472,501	76,204
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class CU
11/15/2021	6.940%	90,701	91,985
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3688 Class GT
11/15/2046	7.351%	532,257	598,685
CMO Series 4272 Class W
04/15/2040	5.661%	2,518,489	2,706,579
CMO Series 4576 Class HN
08/15/2041	3.500%	2,693,657	2,685,740
Federal Home Loan Mortgage Corp.(g)
CMO Series 3688 Class NI
04/15/2032	5.000%	240,721	8,278
CMO Series 3714 Class IP
08/15/2040	5.000%	780,045	139,642
CMO Series 3747 Class HI
07/15/2037	4.500%	45,122	42
CMO Series 3760 Class GI
10/15/2037	4.000%	97,124	1,192
CMO Series 3800 Class AI
11/15/2029	4.000%	580,678	34,785
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 3802 Class LS
01/15/2040	1.526%	1,230,300	50,135
Federal National Mortgage Association
10/01/2019- 08/01/2056	5.000%	13,151,162	14,004,082
04/01/2020- 07/01/2048	4.000%	71,687,087	72,828,403
05/01/2022- 08/01/2037	7.500%	106,040	108,059
01/01/2023- 11/01/2048	6.000%	1,333,259	1,418,403
02/01/2024- 10/01/2038	6.500%	3,014,243	3,326,252
05/01/2033- 02/01/2048	3.500%	105,128,344	104,394,376
11/01/2033- 04/01/2036	5.500%	317,234	333,278
05/01/2034- 08/01/2048	4.500%	45,621,812	47,090,274
11/01/2037- 01/01/2039	7.000%	805,830	923,542
01/01/2043- 11/01/2046	3.000%	4,120,995	3,987,453
CMO Series 1999-7 Class AB
03/25/2029	6.000%	215,661	231,041
CMO Series 2001-60 Class PX
11/25/2031	6.000%	284,784	307,779
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	1,060,433	1,133,101
CMO Series 2002-78 Class Z
12/25/2032	5.500%	354,545	379,351

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	141

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,512,777	1,588,433
CMO Series 2004-65 Class LT
08/25/2024	4.500%	236,981	242,612
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	3,000,000	3,216,298
CMO Series 2005-121 Class DX
01/25/2026	5.500%	532,676	559,124
CMO Series 2006-105 Class ME
11/25/2036	5.500%	903,293	976,176
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,218,207	1,287,951
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	302,823	333,566
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	284,188	300,442
CMO Series 2007-116 Class PB
08/25/2035	5.500%	303,170	325,047
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	406,302	431,935
CMO Series 2007-42 Class B
05/25/2037	6.000%	344,086	367,625
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	734,354	793,768
CMO Series 2008-80 Class GP
09/25/2038	6.250%	53,265	57,303
CMO Series 2009-59 Class HB
08/25/2039	5.000%	649,211	689,297
CMO Series 2009-60 Class HT
08/25/2039	6.000%	591,626	641,442
CMO Series 2009-79 Class UA
03/25/2038	7.000%	65,050	72,420
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,392,172	1,523,031
CMO Series 2010-111 Class AM
10/25/2040	5.500%	2,600,572	2,848,360
CMO Series 2010-148 Class MA
02/25/2039	4.000%	159,207	160,546
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,282,908
CMO Series 2010-83 Class DN
12/25/2020	4.500%	1,042,069	1,044,700
CMO Series 2011-118 Class MT
11/25/2041	7.000%	1,024,743	1,144,576
CMO Series 2011-118 Class NT
11/25/2041	7.000%	1,159,570	1,297,890
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-31 Class DB
04/25/2031	3.500%	4,000,000	4,007,661
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	444,521	484,385
CMO Series 2011-44 Class EB
05/25/2026	3.000%	3,000,000	2,980,843
CMO Series 2011-46 Class B
05/25/2026	3.000%	6,000,000	5,959,754
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	2,094,784	2,255,868
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	2,850,466
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	2,810,200
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	2,872,680
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,500,000	2,380,414
CMO Series 2013-30 Class CA
04/25/2043	1.500%	561,180	511,692
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	867,179
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,363,086
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,457,001
CMO Series 2018-12 Class P
03/25/2046	3.000%	1,832,556	1,779,605
CMO Series 2018-38 Class LA
06/25/2048	3.000%	5,320,442	5,074,590
CMO Series 2018-4 Class HC
12/25/2047	2.500%	1,457,768	1,377,811
CMO Series 2018-43 Class CT
06/25/2048	3.000%	5,074,080	4,839,453
CMO Series 2018-56 Class CH
08/25/2048	3.000%	2,487,997	2,383,065
CMO Series 2018-57 Class PT
08/25/2048	3.000%	1,914,811	1,827,267
CMO Series 2018-63 Class DA
09/25/2048	3.500%	1,493,451	1,479,155
CMO Series 2018-8 Class KL
03/25/2047	2.500%	1,931,000	1,814,364
CMO Series 98-61 Class PL
11/25/2028	6.000%	518	555
CMO Series G94-8 Class K
07/17/2024	8.000%	179,837	195,685

142	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-M5 Class A2
02/25/2022	2.715%	2,088,857	2,053,787
Series 2013-M9 Class A2
01/25/2023	2.389%	2,444,262	2,359,913
Federal National Mortgage Association(l)
07/01/2033	4.000%	1,041,313	1,065,974
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% 03/01/2036	4.947%	387,511	414,675
12-month USD LIBOR + 1.610% 05/01/2046	2.661%	1,102,764	1,090,365
12-month USD LIBOR + 1.620% 03/01/2047	3.137%	131,330	131,191
12-month USD LIBOR + 1.599% 08/01/2047	2.946%	1,141,923	1,132,667
12-month USD LIBOR + 1.620% 07/01/2048	3.742%	1,446,313	1,461,299
12-month USD LIBOR + 1.620% 08/01/2048	3.729%	1,546,759	1,568,038
12-month USD LIBOR + 1.620% 08/01/2048	3.750%	774,892	786,106
CMO Series 2003-130 Class CS
1-month USD LIBOR + 14.100% 12/25/2033	9.668%	53,445	54,556
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% 05/25/2042	2.616%	245,764	243,105
CMO Series 2005-SV Class 75
1-month USD LIBOR + 24.200% 09/25/2035	15.337%	101,994	126,694
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% 03/25/2045	2.436%	495,710	493,524
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% 06/27/2036	2.466%	330,459	320,433
CMO Series 2010-28 Class BS
1-month USD LIBOR + 11.588% 04/25/2040	6.602%	84,319	84,026
CMO Series 2010-35 Class SJ
1-month USD LIBOR + 17.667% 04/25/2040	10.281%	547,690	653,013
CMO Series 2010-49 Class SC
1-month USD LIBOR + 12.660% 03/25/2040	8.228%	462,175	516,659
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% 08/25/2041	2.766%	314,914	318,409
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h)
11/13/2047- 10/11/2048	5.000%	8,600,000	9,023,245
10/11/2048	3.500%	5,300,000	5,215,353
10/11/2048	4.000%	8,700,000	8,784,961
10/11/2048	4.500%	11,600,000	11,965,741
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
1-month USD LIBOR + 8.500% 02/25/2024	6.284%	72,372	7,812
CMO Series 2006-117 Class GS
1-month USD LIBOR + 6.650% 12/25/2036	4.434%	258,257	30,533
CMO Series 2006-43 Class SI
1-month USD LIBOR + 6.600% 06/25/2036	4.384%	1,147,421	163,319
CMO Series 2006-58 Class IG
1-month USD LIBOR + 6.520% 07/25/2036	4.304%	391,221	38,744
CMO Series 2006-8 Class WN
1-month USD LIBOR + 6.700% 03/25/2036	4.484%	1,202,621	191,913
CMO Series 2006-94 Class GI
1-month USD LIBOR + 6.650% 10/25/2026	4.434%	639,652	49,780
CMO Series 2007-109 Class PI
1-month USD LIBOR + 6.350% 12/25/2037	4.134%	630,374	64,565
CMO Series 2007-65 Class KI
1-month USD LIBOR + 6.620% 07/25/2037	4.404%	198,918	21,821
CMO Series 2007-72 Class EK
1-month USD LIBOR + 6.400% 07/25/2037	4.184%	1,110,705	144,482
CMO Series 2007-W7 Class 2A2
1-month USD LIBOR + 6.530% 07/25/2037	4.314%	378,822	47,223
CMO Series 2009-112 Class ST
1-month USD LIBOR + 6.250% 01/25/2040	4.034%	362,055	43,013
CMO Series 2009-17 Class QS
1-month USD LIBOR + 6.650% 03/25/2039	4.434%	160,390	20,428
CMO Series 2009-37 Class KI
1-month USD LIBOR + 6.000% 06/25/2039	3.784%	701,591	53,317
CMO Series 2009-68 Class SA
1-month USD LIBOR + 6.750% 09/25/2039	4.534%	479,463	70,329

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	143

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-125 Class SA
1-month USD LIBOR + 4.440% 11/25/2040	2.224%	1,838,830	93,937
CMO Series 2010-147 Class SA
1-month USD LIBOR + 6.530% 01/25/2041	4.314%	2,166,425	370,604
CMO Series 2010-35 Class SB
1-month USD LIBOR + 6.420% 04/25/2040	4.204%	236,261	28,671
CMO Series 2010-42 Class S
1-month USD LIBOR + 6.400% 05/25/2040	4.184%	191,009	24,989
CMO Series 2010-68 Class SA
1-month USD LIBOR + 5.000% 07/25/2040	2.784%	1,383,155	134,932
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.475%	664,469	680,764
CMO Series 2010-61 Class WA
06/25/2040	5.982%	175,794	190,633
CMO Series 2011-2 Class WA
02/25/2051	5.810%	200,913	209,483
CMO Series 2011-43 Class WA
05/25/2051	5.749%	338,476	362,361
Federal National Mortgage Association(m)
CMO Series 2006-113 Class
07/25/2036	0.000%	50,386	48,414
CMO Series 2006-15 Class OP
03/25/2036	0.000%	199,191	166,153
CMO Series 2006-60 Class CO
06/25/2035	0.000%	1,026	1,022
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	327,987	262,307
CMO Series 2009-86 Class BO
03/25/2037	0.000%	118,134	105,051
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,470,808	1,854,568
CMO Series 2013-128 Class
12/25/2043	0.000%	1,756,955	1,365,683
CMO Series 2013-92 Class
09/25/2043	0.000%	1,813,843	1,401,298
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	157,691	147,720
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	49,950	2,140
CMO Series 2009-86 Class IP
10/25/2039	5.500%	160,365	30,549
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-155 Class KI
01/25/2021	3.000%	391,602	10,763
Federal National Mortgage Association(d),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.364%	928,955	46,487
Government National Mortgage Association
09/20/2038	7.000%	97,437	111,701
08/20/2039	6.000%	454,414	503,382
05/20/2045- 04/20/2048	4.000%	4,424,293	4,512,913
05/20/2046- 01/20/2048	3.500%	13,592,188	13,556,980
04/20/2048- 08/20/2048	5.000%	54,675,959	57,211,808
06/20/2048	4.500%	3,650,924	3,776,762
04/20/2063	4.468%	1,544,106	1,571,460
05/20/2063	4.433%	2,330,703	2,369,555
05/20/2063	4.463%	2,482,052	2,519,868
06/20/2063	4.356%	3,699,210	3,760,071
CMO Series 2002-47 Class PG
07/16/2032	6.500%	228,392	255,436
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	798,021	861,641
CMO Series 2005-26 Class XY
03/20/2035	5.500%	719,394	778,745
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	979,736	1,030,863
CMO Series 2006-17 Class JN
04/20/2036	6.000%	331,353	358,253
CMO Series 2006-33 Class NA
01/20/2036	5.000%	181,785	185,082
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	1,050,329	1,154,140
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,220,188	1,291,016
CMO Series 2008-23 Class PH
03/20/2038	5.000%	1,051,030	1,096,117
CMO Series 2009-104 Class AB
08/16/2039	7.000%	1,187,488	1,281,348
CMO Series 2009-89 Class VA
07/20/2020	5.000%	138,681	138,771
CMO Series 2010-130 Class CP
10/16/2040	7.000%	586,615	653,088
CMO Series 2010-14 Class QP
12/20/2039	6.000%	5,884	5,877
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	2,639,611	2,596,121
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	1,559,479	1,533,430

144	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	2,976,379	2,931,026
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	4,224,034	4,131,645
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	2,412,059	2,308,013
Government National Mortgage Association(h)
11/21/2043- 10/20/2048	5.000%	28,836,000	30,115,942
11/20/2044	4.500%	10,700,000	11,047,396
Government National Mortgage Association(l)
09/20/2048	5.000%	5,284,000	5,528,385
Government National Mortgage Association(c),(h)
11/20/2048	4.500%	1,486,000	1,534,759
11/20/2048	5.000%	5,683,000	5,936,959
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
1-month USD LIBOR + 6.100% 01/20/2035	3.935%	973,033	89,103
CMO Series 2007-40 Class SN
1-month USD LIBOR + 6.680% 07/20/2037	4.515%	693,799	80,405
CMO Series 2008-62 Class SA
1-month USD LIBOR + 6.150% 07/20/2038	3.985%	692,640	88,772
CMO Series 2008-76 Class US
1-month USD LIBOR + 5.900% 09/20/2038	3.735%	778,767	74,592
CMO Series 2008-95 Class DS
1-month USD LIBOR + 7.300% 12/20/2038	5.135%	656,044	83,064
CMO Series 2009-102 Class SM
1-month USD LIBOR + 6.400% 06/16/2039	4.242%	255,984	8,965
CMO Series 2009-106 Class ST
1-month USD LIBOR + 6.000% 02/20/2038	3.835%	1,101,073	119,053
CMO Series 2009-64 Class SN
1-month USD LIBOR + 6.100% 07/16/2039	3.942%	499,732	44,305
CMO Series 2009-67 Class SA
1-month USD LIBOR + 6.050% 08/16/2039	3.892%	326,534	31,384
CMO Series 2009-72 Class SM
1-month USD LIBOR + 6.250% 08/16/2039	4.092%	837,159	96,501
CMO Series 2009-81 Class SB
1-month USD LIBOR + 6.090% 09/20/2039	3.925%	1,035,800	96,092
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-47 Class PX
1-month USD LIBOR + 6.700% 06/20/2037	4.535%	1,285,701	166,313
CMO Series 2011-75 Class SM
1-month USD LIBOR + 6.600% 05/20/2041	4.435%	617,125	84,418
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
1-month USD LIBOR + 23.275% 04/20/2037	15.697%	114,434	141,588
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% 12/20/2061	2.630%	1,776,802	1,783,241
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	2.780%	155,712	156,089
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	2.730%	138,957	139,234
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% 07/20/2062	2.630%	114,224	114,546
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% 09/20/2062	2.660%	1,130,851	1,132,006
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% 10/20/2062	2.595%	1,900,477	1,905,388
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% 01/20/2063	2.580%	174,437	174,538
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	2.480%	265,525	265,310
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% 03/20/2063	2.550%	1,902,671	1,906,256
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% 03/20/2063	2.490%	1,311,200	1,311,906
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% 04/20/2063	2.560%	2,246,569	2,251,453
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% 04/20/2063	2.580%	2,596,645	2,607,832
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% 09/20/2063	2.830%	3,755,222	3,787,976

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	145

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% 09/20/2063	2.780%	3,904,701	3,934,645
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% 09/20/2065	2.600%	1,615,403	1,624,274
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% 10/20/2065	2.600%	852,078	856,961
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% 11/20/2065	2.680%	6,567,406	6,627,590
Government National Mortgage Association(m)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	116,027	98,506
CMO Series 2010-14 Class AO
12/20/2032	0.000%	96,513	93,163
CMO Series 2010-157 Class OP
12/20/2040	0.000%	777,094	625,053
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	837,799	206,763
CMO Series 2010-144 Class BI
09/16/2037	4.000%	204,752	1,564
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.239%	2,326,602	2,360,847
CMO Series 2011-137 Class WA
07/20/2040	5.562%	1,045,052	1,130,985
CMO Series 2012-141 Class WC
01/20/2042	3.719%	886,943	893,532
CMO Series 2013-54 Class WA
11/20/2042	4.745%	1,856,139	1,927,918
CMO Series 2013-75 Class WA
06/20/2040	5.187%	592,535	631,398
Total Residential Mortgage-Backed Securities - Agency (Cost $786,700,236)			781,068,557

Residential Mortgage-Backed Securities - Non-Agency 2.1%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-2 Class A
10/25/2056	4.125%	2,493,793	2,479,834
ASG Resecuritization Trust(a),(d)
CMO Series 2011-1 Class 3A50
11/28/2035	3.971%	80,600	80,531
Asset-Backed Funding Certificates Trust(d)
CMO Series 2005-AG1 Class A4
01/25/2034	4.796%	299,380	305,522
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	86,880	91,120
Banc of America Mortgage Trust(d)
CMO Series 2004-C Class 2A2
04/25/2034	4.146%	110,503	111,311
BCAP LLC Trust(a),(d)
CMO Series 2010-RR7 Class 2A1
07/26/2045	3.647%	334,422	336,212
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	4.379%	59,523	60,149
CMO Series 2003-7 Class 6A
10/25/2033	4.180%	335,300	338,637
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% 07/25/2034	2.856%	290,543	289,368
CMO Series 2005-2 Class 1A1
1-month USD LIBOR + 0.500% 03/25/2035	2.716%	46,166	46,162
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% 12/25/2033	3.116%	257,186	256,535
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	4.126%	565,088	573,112
CMO Series 2007-A1 Class 2A1
02/25/2037	4.467%	224,934	231,098
CMO Series 2007-A1 Class 7A1
02/25/2037	4.274%	101,715	102,254
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	104,027	104,480
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	213,063	218,741
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	4.331%	326,066	331,665
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	236,939	242,613
CMO Series 2004-3 Class A26
04/25/2034	5.500%	114,067	116,180
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	336,486	341,214

146	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	113,103	116,158
CMO Series 2004-5 Class 3A1
08/25/2019	5.250%	41,902	42,036
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	196,818	199,080
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	241,343	251,564
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	220,343	230,020
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2010-17R Class 1A1
06/26/2036	3.454%	72,389	72,628
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,988,843
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	3,047,791	2,912,814
GMAC Mortgage Corp. Loan Trust(d)
CMO Series 2003-AR2 Class 2A4
12/19/2033	4.190%	364,964	367,727
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% 09/25/2035	2.566%	753,707	673,963
GSMPS Mortgage Loan Trust(a),(d),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	2.471%	584,123	33,900
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	299,320	307,668
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% 06/25/2035	2.716%	18,410	17,582
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	3.713%	1,143,003	1,170,713
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/26/2023	4.250%	3,125,000	3,097,548
Headlands Residential LLC(a),(d)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,645,556
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% 05/25/2035	2.816%	246,406	243,849
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	4.849%	147,451	150,780
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% 05/25/2036	2.566%	216,253	213,937
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% 08/25/2036	2.566%	286,535	280,295
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	3.978%	393,590	402,500
CMO Series 2007-A1 Class 5A5
07/25/2035	3.919%	321,807	332,676
JPMorgan Mortgage Trust(a),(d)
CMO Series 2016-5 Class A1
12/25/2046	2.635%	848,603	835,462
CMO Series 2017-5 Class A1
10/26/2048	3.172%	8,009,266	7,929,684
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	4.180%	230,974	237,188
CMO Series 2004-13 Class 3A7
11/21/2034	4.416%	417,494	428,360
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	56,611	56,624
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	198,131	203,794
CMO Series 2004-2 Class A2
08/25/2032	6.500%	312,055	321,405
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% 03/25/2028	2.996%	180,067	178,896
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% 10/25/2028	2.836%	535,903	532,018
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% 04/25/2029	2.676%	438,005	431,989

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	147

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% 01/25/2030	3.104%	118,872	116,635
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	4.050%	308,175	310,112
CMO Series 2004-A4 Class A2
08/25/2034	4.095%	390,474	400,404
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.643%	300,535	315,893
Morgan Stanley Re-Remic Trust(a),(c)
07/27/2049	0.250%	460,065	432,599
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	167,233	167,044
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% 12/08/2020	2.640%	568,067	569,540
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	97,140	96,848
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	721,026
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	45,495	45,746
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2019	5.000%	22,205	22,159
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	302,824	321,508
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	318,239	332,498
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	3.886%	319,383	324,831
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% 04/20/2033	2.925%	836,257	820,887
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% 01/20/2034	2.805%	773,772	761,808
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% 12/20/2034	2.765%	733,202	722,375
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% 01/20/2035	2.817%	284,980	265,468
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	4.239%	108,134	110,081
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% 10/19/2034	2.828%	490,355	484,134
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% 07/19/2035	2.668%	251,248	244,329
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.244%	420,499	424,786
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	4.133%	609,502	612,530
CMO Series 2003-40A Class 3A2
01/25/2034	4.177%	316,319	317,684
CMO Series 2004-6XS Class A5A
03/25/2034	5.712%	254,686	258,563
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.712%	305,623	310,271
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-5H Class A4
12/25/2033	5.540%	461,399	471,682
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	3.249%	271,007	272,816
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	274,212	298,477
Vericrest Opportunity Loan Transferee(a),(c),(d)
CMO Series 2018-FT1 Class A1
03/29/2021	5.900%	1,512,461	1,493,253
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	430,355	430,423
Vericrest Opportunity Loan Transferee LVI LLC(a)
CMO Series 2017-NPL3 Class A1
03/25/2047	3.500%	1,012,595	1,009,660
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	617,866	617,964

148	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXI LLC(a),(d)
CMO Series 2017-NPL8 Class A1
06/25/2047	3.125%	800,767	794,098
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	3,100,685	3,081,727
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1A
08/25/2048	4.213%	1,257,000	1,256,999
Vericrest Opportunity Loan Transferee LXVI(a)
CMO Series 2018-NPL2 Class A1
05/25/2048	4.336%	1,677,703	1,673,976
Vericrest Opportunity Loan Transferee LXVII LLC(a),(d)
CMO Series 2018-NPL3 Class A1
06/25/2048	4.375%	2,090,244	2,087,861
Vericrest Opportunity Loan Transferee LXVIII LLC(a)
CMO Series 2018-NPL4 Class A1A
07/27/2048	4.336%	1,745,930	1,743,546
Vericrest Opportunity Loan Transferee LXX LLC(a),(d)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	1,355,000	1,354,999
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	4.228%	511,859	519,018
CMO Series 2003-AR5 Class A7
06/25/2033	4.083%	175,682	177,586
CMO Series 2003-AR6 Class A1
06/25/2033	4.226%	215,177	217,658
CMO Series 2003-AR7 Class A7
08/25/2033	4.120%	277,581	284,060
CMO Series 2004-AR3 Class A2
06/25/2034	3.949%	170,516	173,938
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB3 Class 4A
10/25/2019	6.000%	28,189	28,452
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	64,438	65,358
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
CMO Series 2003-MS2 Class 1A1
02/25/2033	5.750%	46,468	47,048
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2003-J Class 2A1
10/25/2033	4.424%	89,455	90,915
CMO Series 2003-L Class 2A1
11/25/2033	3.712%	119,922	119,355
CMO Series 2004-EE Class 2A1
12/25/2034	4.371%	37,474	38,215
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A3
06/25/2034	4.424%	50,602	51,199
CMO Series 2004P Class 2A1
09/25/2034	4.634%	519,604	534,249
CMO Series 2004-U Class A1
10/25/2034	4.330%	506,762	511,096
CMO Series 2004-W Class A9
11/25/2034	3.937%	324,093	332,780
CMO Series 2005-AR3 Class 1A1
03/25/2035	4.385%	1,305,183	1,344,269
CMO Series 2005-AR8 Class 2A1
06/25/2035	4.108%	72,219	74,097
CMO Series 2005-AR9 Class 2A1
10/25/2033	4.510%	176,480	178,849
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	266,131	270,923
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	190,568	196,310
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $65,657,493)			65,916,610

U.S. Government & Agency Obligations 2.0%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,659,454
07/15/2036	5.500%	2,000,000	2,536,818
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	3,750,000	2,464,485
Subordinated
10/09/2019	0.000%	8,680,000	8,438,245
Israel Government AID Bond(i)
11/01/2024	0.000%	10,385,000	8,400,302
08/15/2025	0.000%	2,500,000	1,941,873
11/15/2026	0.000%	1,500,000	1,098,048
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,235,470
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,480,203
Residual Funding Corp.(i)
STRIPS
10/15/2019	0.000%	9,545,000	9,279,668
10/15/2020	0.000%	7,500,000	7,090,170
01/15/2021	0.000%	1,995,000	1,853,319
Resolution Funding Corp.(i)
01/15/2026	0.000%	535,000	417,153
10/15/2027	0.000%	470,000	343,378

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	149

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority
04/01/2036	5.880%	2,870,000	3,677,463
09/15/2060	4.625%	835,000	973,530
09/15/2065	4.250%	1,423,000	1,544,706
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	6,687,145
06/15/2035	0.000%	750,000	396,491
Total U.S. Government & Agency Obligations (Cost $62,548,387)			61,517,921

U.S. Treasury Obligations 26.4%

U.S. Treasury
02/15/2020	8.500%	500,000	538,624
05/15/2020	3.500%	8,500,000	8,595,392
05/31/2020	2.500%	349,000	347,367
06/30/2020	1.625%	700,000	686,063
07/31/2020	2.625%	11,588,000	11,550,852
08/15/2020	1.500%	12,252,000	11,962,386
08/15/2020	2.625%	1,650,000	1,644,312
08/31/2020	2.125%	4,000,000	3,948,398
08/31/2020	2.625%	1,436,000	1,431,018
11/15/2020	2.625%	2,900,000	2,887,129
12/15/2020	1.875%	4,000,000	3,917,960
02/15/2021	3.625%	6,600,000	6,714,393
02/28/2021	1.125%	4,000,000	3,839,397
05/15/2021	2.625%	3,975,100	3,950,788
05/15/2021	3.125%	7,000,000	7,045,888
07/15/2021	2.625%	1,466,000	1,456,106
08/15/2021	2.750%	26,649,000	26,551,629
09/15/2021	2.750%	54,459,000	54,254,909
10/31/2021	2.000%	1,500,000	1,461,043
11/15/2021	2.000%	7,000,000	6,815,357
12/31/2021	2.125%	2,000,000	1,952,403
01/31/2022	1.500%	1,000,000	955,713
04/30/2022	1.875%	65,000,000	62,720,255
07/31/2022	2.000%	6,000,000	5,800,821
08/31/2022	1.625%	10,154,000	9,668,427
09/30/2022	1.750%	5,000,000	4,778,313
10/31/2022	2.000%	4,327,000	4,172,851
12/31/2022	2.125%	11,651,000	11,273,858
01/31/2023	2.375%	3,322,000	3,246,200
04/30/2023	2.750%	1,719,000	1,704,899
05/31/2023	2.750%	5,474,000	5,429,490
06/30/2023	1.375%	4,000,000	3,723,586
06/30/2023	2.625%	15,035,000	14,823,507
08/15/2023	2.500%	7,350,000	7,201,480
08/31/2023	2.750%	11,623,000	11,522,291
10/31/2023	1.625%	8,000,000	7,501,167
02/29/2024	2.125%	5,136,000	4,921,016
05/15/2024	2.500%	640,000	624,392
06/30/2024	2.000%	565,000	535,944
08/31/2024	1.875%	742,000	697,795
11/15/2024	2.250%	837,000	802,328
04/30/2025	2.875%	525,000	520,948
05/31/2025	2.875%	5,336,000	5,292,663
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2025	2.250%	203,000	192,994
05/15/2026	1.625%	395,000	357,373
08/15/2026	1.500%	5,629,000	5,026,551
11/15/2026	2.000%	1,890,000	1,749,010
02/15/2027	2.250%	25,515,000	24,019,373
11/15/2027	2.250%	32,582,000	30,497,824
02/15/2028	2.750%	15,142,000	14,764,520
05/15/2028	2.875%	17,838,600	17,570,719
08/15/2028	2.875%	14,039,000	13,824,640
02/15/2031	5.375%	66,900	82,676
02/15/2036	4.500%	5,262,000	6,244,079
02/15/2037	4.750%	2,000,000	2,456,787
05/15/2037	5.000%	2,500,000	3,164,104
02/15/2039	3.500%	7,500,000	7,902,147
05/15/2039	4.250%	3,000,000	3,498,885
08/15/2039	4.500%	7,500,000	9,036,912
05/15/2040	4.375%	1,000,000	1,188,170
11/15/2040	4.250%	5,074,000	5,937,186
11/15/2041	3.125%	4,640,000	4,593,857
08/15/2042	2.750%	4,500,000	4,167,744
02/15/2043	3.125%	2,000,000	1,975,978
08/15/2043	3.625%	1,500,000	1,609,549
11/15/2043	3.750%	7,385,000	8,086,976
02/15/2044	3.625%	16,518,000	17,743,449
05/15/2044	3.375%	5,000,000	5,155,540
08/15/2045	2.875%	2,600,000	2,448,084
11/15/2046	2.875%	22,126,000	20,810,835
02/15/2047	3.000%	2,216,000	2,135,818
08/15/2047	2.750%	5,040,000	4,616,551
11/15/2047	2.750%	29,759,000	27,251,633
02/15/2048	3.000%	4,316,000	4,154,970
05/15/2048	3.125%	10,403,000	10,267,172
08/15/2048	3.000%	7,752,000	7,461,841
U.S. Treasury(h)
09/30/2023	2.875%	12,474,000	12,431,772
09/30/2025	3.000%	2,039,000	2,036,929
U.S. Treasury(i)
STRIPS
08/15/2020	0.000%	9,795,000	9,289,180
02/15/2021	0.000%	28,185,000	26,341,965
05/15/2021	0.000%	22,965,000	21,294,655
08/15/2021	0.000%	19,045,000	17,527,352
11/15/2021	0.000%	6,245,000	5,704,417
02/15/2022	0.000%	3,790,000	3,433,651
05/15/2022	0.000%	9,005,000	8,094,651
08/15/2022	0.000%	2,500,000	2,229,980
11/15/2022	0.000%	3,750,000	3,319,189
02/15/2023	0.000%	20,665,000	18,148,068
05/15/2023	0.000%	8,680,000	7,565,841
08/15/2023	0.000%	2,320,000	2,006,981
11/15/2023	0.000%	1,300,000	1,115,715
02/15/2024	0.000%	1,350,000	1,150,189
08/15/2024	0.000%	1,000,000	838,164
11/15/2024	0.000%	4,500,000	3,741,504
02/15/2025	0.000%	1,000,000	824,844
05/15/2025	0.000%	2,500,000	2,044,824

150	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2026	0.000%	500,000	399,277
11/15/2028	0.000%	700,000	509,797
11/15/2029	0.000%	2,600,000	1,831,375
08/15/2030	0.000%	6,250,000	4,300,293
11/15/2030	0.000%	2,415,000	1,647,294
02/15/2031	0.000%	4,185,000	2,830,433
08/15/2031	0.000%	3,800,000	2,530,266
11/15/2031	0.000%	6,640,000	4,379,287
02/15/2032	0.000%	6,875,000	4,498,022
08/15/2032	0.000%	1,500,000	966,270
11/15/2032	0.000%	10,450,000	6,667,998
02/15/2033	0.000%	9,850,000	6,233,203
08/15/2033	0.000%	4,000,000	2,489,688
11/15/2033	0.000%	7,400,000	4,571,234
02/15/2034	0.000%	4,400,000	2,691,047
05/15/2034	0.000%	2,400,000	1,455,656
08/15/2034	0.000%	8,375,000	5,040,376
11/15/2034	0.000%	1,850,000	1,104,219
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2035	0.000%	4,210,000	2,492,616
11/15/2041	0.000%	13,100,000	6,293,629
Total U.S. Treasury Obligations (Cost $824,857,887)			811,535,156

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(n),(o)	20,253,161	20,251,135
Total Money Market Funds (Cost $20,251,135)		20,251,135
Total Investments in Securities (Cost: $3,229,949,253)		3,187,471,062
Other Assets & Liabilities, Net		(109,918,043)
Net Assets		3,077,553,019

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $521,147,462, which represents 16.93% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $2,976,079, which represents 0.10% of total net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2018, the total value of these securities amounted to $115,725, which represents less than 0.01% of total net assets.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	47,208,535	970,734,623	(997,689,997)	20,253,161	(6,773)	(2,136)	772,581	20,251,135
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	151

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
152	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	336,578,674	35,244,381	—	371,823,055
Commercial Mortgage-Backed Securities - Agency	—	231,316,996	—	—	231,316,996
Commercial Mortgage-Backed Securities - Non-Agency	—	102,606,698	9,089,468	—	111,696,166
Corporate Bonds & Notes	—	678,517,262	88,639	—	678,605,901
Foreign Government Obligations	—	37,836,123	—	—	37,836,123
Inflation-Indexed Bonds	—	2,435,837	—	—	2,435,837
Municipal Bonds	—	13,467,605	—	—	13,467,605
Residential Mortgage-Backed Securities - Agency	—	772,305,492	8,763,065	—	781,068,557
Residential Mortgage-Backed Securities - Non-Agency	—	63,990,758	1,925,852	—	65,916,610
U.S. Government & Agency Obligations	—	61,517,921	—	—	61,517,921
U.S. Treasury Obligations	613,932,006	197,603,150	—	—	811,535,156
Money Market Funds	—	—	—	20,251,135	20,251,135
Total Investments in Securities	613,932,006	2,498,176,516	55,111,405	20,251,135	3,187,471,062
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2018 ($)
Asset-Backed Securities — Non-Agency	21,477,496	(30,172)	3,235	(56,986)	15,481,670	(3,816,282)	2,185,420	-	35,244,381
Commercial Mortgage-Backed Securities — Non-Agency	9,606,207	(117,772)	2,493	20,787	926,997	(1,349,244)	-	-	9,089,468
Corporate Bonds & Notes	2,029,458	430	49,111	(22,000)	-	(1,968,360)	-	-	88,639
Residential Mortgage-Backed Securities — Agency	2,563,130	-	-	(28,742)	8,775,038	(2,546,361)	-	-	8,763,065
Residential Mortgage-Backed Securities — Non-Agency	601,310	231,718	8,555	(212,019)	2,542,467	(2,921,717)	1,675,538	-	1,925,852
Total	36,277,601	84,204	63,394	(298,960)	27,726,172	(12,601,964)	3,860,958	-	55,111,405
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2018 was $(264,249), which is comprised of Asset-Backed Securities — Non-Agency of $(57,264), Commercial Mortgage-Backed Securities — Non-Agency of $9,278, Corporate Bonds & Notes of $78, Residential Mortgage-Backed Securities — Agency of $(11,973), and Residential Mortgage-Backed Securities — Non-Agency of $(204,368).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential, commercial and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2018	153

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 14.0%
Auto Components 0.8%
Cooper-Standard Holding, Inc.(a)	21,340	2,560,373
Gentherm, Inc.(a)	52,086	2,367,309
Tenneco, Inc.	37,386	1,575,446
Total		6,503,128
Diversified Consumer Services 2.2%
Bright Horizons Family Solutions, Inc.(a)	40,282	4,746,831
Chegg, Inc.(a)	132,440	3,765,269
Grand Canyon Education, Inc.(a)	21,580	2,434,224
Sotheby’s (a)	42,948	2,112,612
Weight Watchers International, Inc.(a)	54,472	3,921,440
Total		16,980,376
Hotels, Restaurants & Leisure 5.0%
Bloomin’ Brands, Inc.	105,283	2,083,551
Boyd Gaming Corp.	68,768	2,327,797
Chuy’s Holdings, Inc.(a)	62,320	1,635,900
El Pollo Loco Holdings, Inc.(a)	205,466	2,578,598
Eldorado Resorts, Inc.(a)	80,844	3,929,018
Golden Entertainment, Inc.(a)	49,750	1,194,498
Marriott Vacations Worldwide Corp.	35,369	3,952,486
Planet Fitness, Inc., Class A(a)	143,871	7,773,350
Playa Hotels & Resorts NV(a)	122,110	1,175,919
Texas Roadhouse, Inc.	63,332	4,388,274
Wingstop, Inc.	107,893	7,365,855
Total		38,405,246
Household Durables 0.3%
Hooker Furniture Corp.	58,889	1,990,448
Internet & Direct Marketing Retail 0.1%
Farfetch Ltd., Class A(a)	28,505	776,191
Leisure Products 1.1%
Callaway Golf Co.	282,769	6,868,459
MCBC Holdings, Inc.(a)	48,964	1,756,828
Total		8,625,287
Media 0.4%
Nexstar Media Group, Inc., Class A	32,730	2,664,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	41,780	4,015,058
Specialty Retail 2.9%
At Home Group, Inc.(a)	56,100	1,768,833
Boot Barn Holdings, Inc.(a)	103,525	2,941,145
Chico’s FAS, Inc.	268,413	2,327,141
Five Below, Inc.(a)	46,240	6,013,974
Lithia Motors, Inc., Class A	30,130	2,460,416
National Vision Holdings, Inc.(a)	32,300	1,458,022
Sleep Number Corp.(a)	64,454	2,370,618
Zumiez, Inc.(a)	124,907	3,291,300
Total		22,631,449
Textiles, Apparel & Luxury Goods 0.7%
G-III Apparel Group Ltd.(a)	56,537	2,724,518
Oxford Industries, Inc.	26,542	2,394,088
Total		5,118,606
Total Consumer Discretionary		107,710,011
Consumer Staples 1.6%
Beverages 0.3%
Primo Water Corp.(a)	108,446	1,957,450
Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	32,098	4,144,173
Performance Food Group Co.(a)	73,745	2,455,708
The Chefs’ Warehouse(a)	25,600	930,560
Total		7,530,441
Food Products 0.1%
Freshpet, Inc.(a)	25,800	946,860
Household Products 0.2%
Central Garden & Pet Co., Class A(a)	55,297	1,832,543
Total Consumer Staples		12,267,294
Energy 2.0%
Energy Equipment & Services 0.5%
Cactus, Inc., Class A(a)	31,500	1,205,820
FTS International, Inc.(a)	64,174	756,612
SEACOR Holdings, Inc.(a)	40,447	1,998,486
Total		3,960,918
154	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.5%
Centennial Resource Development, Inc., Class A(a)	200,973	4,391,260
HighPoint Resources Corp.(a)	334,158	1,630,691
Matador Resources Co.(a)	123,905	4,095,060
PDC Energy, Inc.(a)	21,140	1,035,015
Total		11,152,026
Total Energy		15,112,944
Financials 5.6%
Banks 2.5%
Ameris Bancorp	62,803	2,870,097
Bank of NT Butterfield & Son Ltd. (The)	45,394	2,354,133
Cadence BanCorp	136,293	3,559,973
Great Western Bancorp, Inc.	52,068	2,196,749
LegacyTexas Financial Group, Inc.	52,984	2,257,118
Triumph Bancorp, Inc.(a)	88,140	3,366,948
Trustmark Corp.	65,441	2,202,090
Total		18,807,108
Capital Markets 1.1%
Evercore, Inc., Class A	36,392	3,659,216
Houlihan Lokey, Inc.	43,750	1,965,687
Stifel Financial Corp.	59,970	3,074,062
Total		8,698,965
Insurance 1.8%
Employers Holdings, Inc.	39,382	1,784,005
Kinsale Capital Group, Inc.	83,021	5,301,721
Primerica, Inc.	34,890	4,205,989
Trupanion, Inc.(a)	62,500	2,233,125
Total		13,524,840
Thrifts & Mortgage Finance 0.2%
LendingTree, Inc.(a)	8,067	1,856,217
Total Financials		42,887,130
Health Care 27.9%
Biotechnology 8.5%
Array BioPharma, Inc.(a)	124,517	1,892,658
Audentes Therapeutics, Inc.(a)	59,500	2,355,605
Biohaven Pharmaceutical Holding Co., Ltd.(a)	35,412	1,329,721
CareDx, Inc.(a)	39,600	1,142,460
ChemoCentryx, Inc.(a)	134,387	1,698,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Emergent Biosolutions, Inc.(a)	42,895	2,823,778
FibroGen, Inc.(a)	40,052	2,433,159
Genomic Health, Inc.(a)	44,779	3,144,381
Halozyme Therapeutics, Inc.(a)	111,191	2,020,340
Heron Therapeutics, Inc.(a)	51,280	1,623,012
Immunomedics, Inc.(a)	85,432	1,779,549
Kura Oncology, Inc.(a)	67,260	1,177,050
Lexicon Pharmaceuticals, Inc.(a)	161,843	1,726,865
Ligand Pharmaceuticals, Inc.(a)	51,744	14,203,211
Loxo Oncology, Inc.(a)	21,471	3,667,891
Momenta Pharmaceuticals, Inc.(a)	72,238	1,899,859
REGENXBIO, Inc.(a)	30,672	2,315,736
Repligen Corp.(a)	138,176	7,663,241
Retrophin, Inc.(a)	73,718	2,117,918
Sage Therapeutics, Inc.(a)	12,858	1,816,193
Selecta Biosciences, Inc.(a)	135,050	2,100,027
Translate Bio, Inc.(a)	37,896	378,960
Vanda Pharmaceuticals, Inc.(a)	169,311	3,885,687
Total		65,195,953
Health Care Equipment & Supplies 9.7%
AtriCure, Inc.(a)	64,171	2,247,910
AxoGen, Inc.(a)	199,557	7,353,675
Cardiovascular Systems, Inc.(a)	72,451	2,835,732
CONMED Corp.	32,306	2,559,281
Cutera, Inc.(a)	165,952	5,401,738
Glaukos Corp.(a)	74,860	4,858,414
ICU Medical, Inc.(a)	13,346	3,773,582
Inogen, Inc.(a)	28,431	6,940,576
Integer Holdings Corp.(a)	35,417	2,937,840
Integra LifeSciences Holdings Corp.(a)	40,148	2,644,549
iRhythm Technologies, Inc.(a)	42,721	4,043,970
Lantheus Holdings, Inc.(a)	111,882	1,672,636
LivaNova PLC(a)	35,521	4,403,538
Masimo Corp.(a)	20,051	2,497,152
Merit Medical Systems, Inc.(a)	131,478	8,079,323
Neogen Corp.(a)	15,930	1,139,473
Neuronetics, Inc.(a)	48,139	1,543,336
Nevro Corp.(a)	24,076	1,372,332
NxStage Medical, Inc.(a)	49,077	1,368,758

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018	155

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
OraSure Technologies, Inc.(a)	102,287	1,580,334
Penumbra, Inc.(a)	23,267	3,483,070
Tactile Systems Technology, Inc.(a)	23,767	1,688,645
Total		74,425,864
Health Care Providers & Services 2.3%
Amedisys, Inc.(a)	40,629	5,077,000
BioTelemetry, Inc.(a)	77,543	4,997,646
HealthEquity, Inc.(a)	53,087	5,011,944
Surgery Partners, Inc.(a)	178,752	2,949,408
Total		18,035,998
Health Care Technology 2.9%
Evolent Health, Inc., Class A(a)	101,992	2,896,573
Medidata Solutions, Inc.(a)	32,397	2,375,024
Omnicell, Inc.(a)	60,762	4,368,788
Tabula Rasa HealthCare, Inc.(a)	22,500	1,826,775
Teladoc Health, Inc.(a)	62,377	5,386,254
Vocera Communications, Inc.(a)	148,138	5,418,888
Total		22,272,302
Life Sciences Tools & Services 2.3%
Bruker Corp.	126,426	4,228,950
Cambrex Corp.(a)	38,128	2,607,955
Charles River Laboratories International, Inc.(a)	36,990	4,976,635
Codexis, Inc.(a)	199,743	3,425,592
Medpace Holdings, Inc.(a)	40,943	2,452,895
Total		17,692,027
Pharmaceuticals 2.2%
Assertio Therapeutics, Inc.(a)	216,838	1,275,008
Dova Pharmaceuticals, Inc.(a)	29,609	620,901
Intersect ENT, Inc.(a)	76,048	2,186,380
Kala Pharmaceuticals, Inc.(a)	51,620	509,489
Nektar Therapeutics(a)	22,848	1,392,814
Optinose, Inc.(a)	42,573	529,182
Pacira Pharmaceuticals, Inc.(a)	45,549	2,238,733
Reata Pharmaceuticals, Inc., Class A(a)	43,360	3,545,114
Supernus Pharmaceuticals, Inc.(a)	88,212	4,441,474
Total		16,739,095
Total Health Care		214,361,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.8%
Aerospace & Defense 1.5%
Esterline Technologies Corp.(a)	43,232	3,931,950
Mercury Systems, Inc.(a)	139,831	7,735,451
Total		11,667,401
Air Freight & Logistics 0.6%
Echo Global Logistics, Inc.(a)	76,163	2,357,245
HUB Group, Inc., Class A(a)	45,732	2,085,379
Total		4,442,624
Airlines 0.5%
Skywest, Inc.	66,040	3,889,756
Building Products 1.0%
Builders FirstSource, Inc.(a)	122,927	1,804,568
PGT, Inc.(a)	95,723	2,067,617
Universal Forest Products, Inc.	102,123	3,608,006
Total		7,480,191
Commercial Services & Supplies 1.4%
Advanced Disposal Services, Inc.(a)	91,280	2,471,862
Brink’s Co. (The)	51,563	3,596,519
Cimpress NV(a)	15,551	2,124,422
Herman Miller, Inc.	57,594	2,211,610
Total		10,404,413
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc.	55,355	3,122,022
Dycom Industries, Inc.(a)	15,000	1,269,000
Granite Construction, Inc.	35,750	1,633,775
MasTec, Inc.(a)	78,440	3,502,346
Total		9,527,143
Electrical Equipment 1.0%
Atkore International Group, Inc.(a)	92,968	2,466,441
Bloom Energy Corp., Class A(a)	37,400	1,274,592
Regal Beloit Corp.	48,989	4,039,143
Total		7,780,176

156	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.4%
Hillenbrand, Inc.	46,386	2,425,988
John Bean Technologies Corp.	49,162	5,865,027
Milacron Holdings Corp.(a)	258,158	5,227,699
Mueller Water Products, Inc., Class A	77,000	886,270
Oshkosh Corp.	52,058	3,708,612
Proto Labs, Inc.(a)	18,324	2,963,907
RBC Bearings, Inc.(a)	8,500	1,278,060
Rexnord Corp.(a)	202,653	6,241,712
Spartan Motors, Inc.	115,135	1,698,241
SPX FLOW, Inc.(a)	53,498	2,781,896
Tennant Co.	31,190	2,368,881
Watts Water Technologies, Inc., Class A	31,134	2,584,122
Woodward, Inc.	48,317	3,906,913
Total		41,937,328
Professional Services 2.5%
ASGN, Inc.(a)	129,990	10,260,111
ICF International, Inc.	31,433	2,371,620
Insperity, Inc.	29,335	3,460,063
Korn/Ferry International	71,250	3,508,350
Total		19,600,144
Road & Rail 0.5%
Knight-Swift Transportation Holdings, Inc.	109,934	3,790,524
Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.(a)	116,634	4,220,985
BMC Stock Holdings, Inc.(a)	32,820	612,093
Herc Holdings Inc(a)	37,341	1,911,859
SiteOne Landscape Supply, Inc.(a)	31,250	2,354,375
Total		9,099,312
Total Industrials		129,619,012
Information Technology 25.4%
Communications Equipment 1.6%
CalAmp Corp.(a)	74,258	1,779,222
Ciena Corp.(a)	84,568	2,641,904
Lumentum Holdings, Inc.(a)	95,973	5,753,581
Quantenna Communications, Inc.(a)	124,408	2,295,328
Total		12,470,035
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.6%
Belden, Inc.	51,960	3,710,464
Control4 Corp.(a)	65,453	2,247,001
Littelfuse, Inc.	9,340	1,848,293
nLight, Inc.(a)	42,057	934,086
Novanta, Inc.(a)	54,170	3,705,228
Total		12,445,072
Internet Software & Services 8.3%
2U, Inc.(a)	13,060	981,981
Alarm.com Holdings, Inc.(a)	24,470	1,404,578
Carbonite, Inc.(a)	109,598	3,907,169
Cision Ltd.(a)	155,080	2,605,344
Cornerstone OnDemand, Inc.(a)	49,568	2,812,984
Envestnet, Inc.(a)	85,243	5,195,561
Eventbrite, Inc., Class A(a)	9,038	343,173
EverQuote, Inc., Class A(a)	51,090	759,197
Five9, Inc.(a)	196,260	8,574,600
GTT Communications, Inc.(a)	58,220	2,526,748
Instructure, Inc.(a)	42,580	1,507,332
j2 Global, Inc.	30,372	2,516,320
Q2 Holdings, Inc.(a)	99,048	5,997,356
SendGrid, Inc.(a)	146,059	5,373,511
Shutterstock, Inc.	75,855	4,140,166
SPS Commerce, Inc.(a)	63,207	6,272,663
TrueCar, Inc.(a)	212,491	2,996,123
Wix.com Ltd.(a)	9,220	1,103,634
Yelp, Inc.(a)	101,357	4,986,764
Total		64,005,204
IT Services 2.1%
Endava PLC, ADR(a)	29,488	853,677
Evo Payments, Inc., Class A(a)	217,142	5,189,694
InterXion Holding NV(a)	107,460	7,232,058
WNS Holdings Ltd., ADR(a)	55,676	2,825,557
Total		16,100,986

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018	157

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.3%
Diodes, Inc.(a)	86,230	2,870,597
Entegris, Inc.	82,524	2,389,070
Formfactor, Inc.(a)	130,026	1,787,857
Inphi Corp.(a)	119,290	4,530,634
Monolithic Power Systems, Inc.	11,810	1,482,509
Nanometrics, Inc.(a)	64,839	2,432,759
Photronics, Inc.(a)	176,386	1,737,402
Rambus, Inc.(a)	166,482	1,816,319
Rudolph Technologies, Inc.(a)	70,517	1,724,141
Semtech Corp.(a)	40,470	2,250,132
Silicon Laboratories, Inc.(a)	23,821	2,186,768
Total		25,208,188
Software 8.5%
Altair Engineering, Inc., Class A(a)	75,438	3,277,781
Blackline, Inc.(a)	121,940	6,885,952
Bottomline Technologies de, Inc.(a)	58,030	4,219,361
CommVault Systems, Inc.(a)	83,434	5,840,380
Everbridge, Inc.(a)	64,638	3,725,734
FireEye, Inc.(a)	318,611	5,416,387
Globant SA(a)	13,600	802,264
HubSpot, Inc.(a)	15,323	2,313,007
Imperva, Inc.(a)	47,619	2,211,903
Monotype Imaging Holdings, Inc.	83,152	1,679,670
Proofpoint, Inc.(a)	19,300	2,052,169
PROS Holdings, Inc.(a)	126,561	4,432,166
Rapid7, Inc.(a)	175,042	6,462,551
RealPage, Inc.(a)	38,430	2,532,537
SailPoint Technologies Holding, Inc.(a)	80,258	2,730,377
Talend SA ADR(a)	44,185	3,081,462
Tenable Holdings, Inc.(a)	31,620	1,229,386
Ultimate Software Group, Inc. (The)(a)	11,491	3,702,285
Varonis Systems, Inc.(a)	33,035	2,419,814
Total		65,015,186
Total Information Technology		195,244,671
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.0%
Chemicals 1.7%
Ferro Corp.(a)	187,442	4,352,403
Innospec, Inc.	27,715	2,127,126
Kraton Performance Polymers, Inc.(a)	55,355	2,609,988
PQ Group Holdings, Inc.(a)	108,790	1,900,561
Trinseo SA	29,011	2,271,562
Total		13,261,640
Metals & Mining 0.7%
Carpenter Technology Corp.	61,623	3,632,676
Commercial Metals Co.	105,587	2,166,645
Total		5,799,321
Paper & Forest Products 0.6%
Boise Cascade Co.	59,853	2,202,591
Louisiana-Pacific Corp.	85,449	2,263,544
Total		4,466,135
Total Materials		23,527,096
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Assets Trust, Inc.	58,461	2,180,011
EastGroup Properties, Inc.	28,896	2,763,036
Hersha Hospitality Trust	83,296	1,888,320
Rexford Industrial Realty, Inc.	114,401	3,656,256
Total		10,487,623
Total Real Estate		10,487,623
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	43,171	2,408,942
ORBCOMM, Inc.(a)	297,910	3,235,302
Total		5,644,244
Total Telecommunication Services		5,644,244
Total Common Stocks (Cost $614,061,885)		756,861,264

158	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2018 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	13,942,022	13,940,628
Total Money Market Funds (Cost $13,940,628)		13,940,628
Total Investments in Securities (Cost: $628,002,513)		770,801,892
Other Assets & Liabilities, Net		(1,643,027)
Net Assets		769,158,865
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	12,986,735	234,573,109	(233,617,822)	13,942,022	(2,127)	(295)	213,792	13,940,628
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018	159

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	107,710,011	—	—	—	107,710,011
Consumer Staples	12,267,294	—	—	—	12,267,294
Energy	15,112,944	—	—	—	15,112,944
Financials	42,887,130	—	—	—	42,887,130
Health Care	214,361,239	—	—	—	214,361,239
Industrials	129,619,012	—	—	—	129,619,012
Information Technology	195,244,671	—	—	—	195,244,671
Materials	23,527,096	—	—	—	23,527,096
Real Estate	10,487,623	—	—	—	10,487,623
Telecommunication Services	5,644,244	—	—	—	5,644,244
Total Common Stocks	756,861,264	—	—	—	756,861,264
Money Market Funds	—	—	—	13,940,628	13,940,628
Total Investments in Securities	756,861,264	—	—	13,940,628	770,801,892
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
160	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.1%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	1,317,073	1,302,106
Total Asset-Backed Securities — Non-Agency (Cost $1,325,479)			1,302,106

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

United States 1.4%
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	1,780,245	1,779,732
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,780,245)			1,779,732

Corporate Bonds & Notes(b) 35.8%

Bermuda 0.5%
Bacardi Ltd.(a)
05/15/2048	5.300%	670,000	657,632
Canada 1.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	84,000	80,487
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	27,000	26,943
03/15/2024	7.000%	41,000	43,346
04/15/2025	6.125%	71,000	67,594
11/01/2025	5.500%	22,000	22,005
Bombardier, Inc.(a)
01/15/2023	6.125%	12,000	12,068
12/01/2024	7.500%	9,000	9,485
03/15/2025	7.500%	14,000	14,471
Canadian Natural Resources Ltd.
06/01/2047	4.950%	25,000	26,071
Cenovus Energy, Inc.
09/15/2043	5.200%	350,000	339,525
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	23,000	23,670
01/15/2025	7.625%	55,000	56,874
MEG Energy Corp.(a)
01/15/2025	6.500%	9,000	8,912
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	14,000	14,000
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	35,000	35,510
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%		146,000	153,290
Thomson Reuters Corp.
05/23/2043	4.500%		390,000	362,873
Total				1,297,124
France 4.4%
Altice France SA(a)
05/01/2026	7.375%		195,000	194,981
02/01/2027	8.125%		28,000	28,858
French Republic Government Bond OAT(a)
05/25/2028	0.750%	EUR	4,400,000	5,112,341
SPCM SA(a)
09/15/2025	4.875%		26,000	24,765
Total				5,360,945
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%		14,000	14,628
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%		105,000	106,869
Total				121,497
Ireland 0.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%		145,000	151,635
02/15/2025	6.000%		13,000	12,761
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%		43,000	43,869
10/01/2023	5.125%		28,000	28,296
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		745,000	702,842
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%		4,000	4,054
Total				943,457
Italy 0.6%
Assicurazioni Generali SpA, Subordinated(a),(c)
06/08/2048	5.000%	EUR	550,000	652,946
Telecom Italia Capital SA
09/30/2034	6.000%		59,000	56,221
Wind Tre SpA(a)
01/20/2026	5.000%		79,000	67,895
Total				777,062
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Luxembourg 0.1%
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	76,000	69,862
INEOS Group Holdings SA(a)
08/01/2024	5.625%	18,000	17,676
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	19,000	19,197
Total			106,735
Mexico 1.0%
Cemex SAB de CV(a)
04/16/2026	7.750%	1,150,000	1,257,813
Netherlands 1.1%
Alpha 2 BV(a)
06/01/2023	8.750%	37,000	37,560
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	37,000	36,700
Constellium NV(a)
05/15/2024	5.750%	58,000	57,675
03/01/2025	6.625%	29,000	29,518
02/15/2026	5.875%	4,000	3,919
LYB International Finance BV
03/15/2044	4.875%	415,000	404,688
Mondelez International, Inc.(a)
10/28/2019	1.625%	525,000	517,659
Sensata Technologies BV(a)
10/01/2025	5.000%	47,000	46,886
Starfruit Finco BV/US Holdco LLC(a),(d)
10/01/2026	8.000%	38,000	38,472
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	62,000	56,606
Ziggo BV(a)
01/15/2027	5.500%	118,000	110,497
Total			1,340,180
Switzerland 0.0%
Weatherford International Ltd.
02/15/2024	9.875%	13,000	12,739
United Kingdom 1.1%
International Game Technology PLC(a)
01/15/2027	6.250%	24,000	24,299
Sky PLC(a)
09/16/2024	3.750%	1,125,000	1,119,995
Virgin Media Finance PLC(a)
10/15/2024	6.000%	39,000	39,002
01/15/2025	5.750%	93,000	90,976
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	7,000	6,860
Total			1,281,132
United States 25.0%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	55,000	55,196
03/01/2024	6.500%	16,000	16,541
AES Corp.
03/15/2023	4.500%	16,000	16,050
05/15/2023	4.875%	23,000	23,159
05/15/2026	6.000%	28,000	29,422
09/01/2027	5.125%	15,000	15,130
Allergan Funding SCS
03/15/2045	4.750%	66,000	64,332
Ally Financial, Inc.
03/30/2025	4.625%	100,000	99,298
11/01/2031	8.000%	94,000	114,041
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	39,000	39,439
05/15/2026	5.500%	47,000	47,011
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	59,000	59,268
Amsurg Corp.
07/15/2022	5.625%	25,000	25,698
Angus Chemical Co.(a)
02/15/2023	8.750%	61,000	63,443
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	300,000	302,123
Apergy Corp.(a)
05/01/2026	6.375%	44,000	45,210
Appalachian Power Co.
05/15/2044	4.400%	800,000	797,141
APX Group, Inc.
12/01/2020	8.750%	64,000	64,006
12/01/2022	7.875%	55,000	56,089
09/01/2023	7.625%	21,000	19,420
Aramark Services, Inc.
01/15/2024	5.125%	22,000	22,245
Ascend Learning LLC(a)
08/01/2025	6.875%	18,000	18,159
AT&T, Inc.
06/15/2045	4.350%	700,000	602,335
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	16,000	15,927
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	52,000	48,746

2	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
04/01/2025	5.250%	48,000	45,810
Ball Corp.
12/15/2020	4.375%	40,000	40,567
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	35,000	37,786
01/31/2027	8.500%	16,000	16,803
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	63,000	58,065
Becton Dickinson and Co.
06/06/2027	3.700%	510,000	487,463
Berry Global, Inc.
05/15/2022	5.500%	58,000	58,906
10/15/2022	6.000%	26,000	26,755
07/15/2023	5.125%	63,000	63,374
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	34,000	35,940
Boyd Gaming Corp.
05/15/2023	6.875%	14,000	14,702
04/01/2026	6.375%	19,000	19,522
08/15/2026	6.000%	22,000	22,198
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	24,000	25,384
Brighthouse Financial, Inc.
06/22/2047	4.700%	270,000	223,103
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	21,000	20,027
Calfrac Holdings LP(a)
06/15/2026	8.500%	20,000	18,661
Callon Petroleum Co.
10/01/2024	6.125%	19,000	19,382
07/01/2026	6.375%	50,000	51,216
Calpine Corp.
01/15/2025	5.750%	42,000	37,197
Calpine Corp.(a)
06/01/2026	5.250%	22,000	20,385
Camelot Finance SA(a)
10/15/2024	7.875%	47,000	46,781
Cardinal Health, Inc.
06/15/2047	4.368%	150,000	133,777
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	57,000	58,371
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	26,000	25,013
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	49,000	49,123
05/01/2026	5.500%	2,000	1,979
05/01/2027	5.125%	140,000	132,897
05/01/2027	5.875%	38,000	37,657
CDK Global, Inc.
06/01/2027	4.875%	33,000	32,177
Centene Corp.
02/15/2024	6.125%	69,000	72,458
01/15/2025	4.750%	41,000	40,909
Centene Corp.(a)
06/01/2026	5.375%	41,000	41,955
Centennial Resource Production LLC(a)
01/15/2026	5.375%	15,000	14,931
CenturyLink, Inc.
03/15/2022	5.800%	52,000	52,897
04/01/2024	7.500%	25,000	26,664
04/01/2025	5.625%	73,000	71,257
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	70,000	73,407
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	51,000	50,669
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	21,000	20,950
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,255
Chemours Co. (The)
05/15/2023	6.625%	24,000	25,097
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	36,000	36,135
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	39,000	39,263
Chesapeake Energy Corp.
10/01/2026	7.500%	30,000	30,062
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	35,000	33,244
Clearway Energy Operating LLC(a),(d)
10/15/2025	5.750%	30,000	30,262
Clearway Energy Operating LLC
09/15/2026	5.000%	39,000	37,337
CMS Energy Corp.
11/15/2025	3.600%	682,000	662,618
Core & Main LP(a)
08/15/2025	6.125%	36,000	34,547
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	5,000	4,794

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	66,000	64,351
CSC Holdings LLC(a)
10/15/2025	6.625%	39,000	41,106
10/15/2025	10.875%	81,000	94,198
02/01/2028	5.375%	66,000	62,845
CSX Corp.
11/01/2046	3.800%	195,000	176,357
CVS Health Corp.
06/01/2026	2.875%	345,000	316,081
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	22,000	22,413
03/15/2027	5.375%	54,000	55,314
DaVita, Inc.
05/01/2025	5.000%	48,000	46,012
DCP Midstream Operating LP
04/01/2044	5.600%	75,000	71,883
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	32,205
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	18,000	18,717
Diamondback Energy, Inc.
05/31/2025	5.375%	22,000	22,468
Discovery Communications LLC
09/20/2047	5.200%	20,000	19,536
DISH DBS Corp.
06/01/2021	6.750%	31,000	31,653
03/15/2023	5.000%	76,000	68,885
11/15/2024	5.875%	25,000	22,434
07/01/2026	7.750%	100,000	94,469
DTE Energy Co.
06/01/2024	3.500%	750,000	737,426
10/01/2026	2.850%	490,000	448,996
Duke Energy Carolinas LLC
03/15/2046	3.875%	505,000	473,389
Eldorado Resorts, Inc.
04/01/2025	6.000%	39,000	39,613
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	20,000	20,249
Emera U.S. Finance LP
06/15/2046	4.750%	620,000	610,869
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	7,000	7,011
01/30/2028	5.750%	65,000	65,000
Energy Transfer Equity LP
06/01/2027	5.500%	148,000	153,483
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
02/15/2045	5.100%	180,000	189,792
02/15/2048	4.250%	420,000	394,931
Envision Healthcare Corp.(a)
12/01/2024	6.250%	3,000	3,225
Equinix, Inc.
01/15/2026	5.875%	86,000	88,281
05/15/2027	5.375%	67,000	67,127
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	27,000	26,490
FedEx Corp.
04/01/2046	4.550%	350,000	341,496
First Data Corp.(a)
12/01/2023	7.000%	148,000	154,114
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,200,000	1,231,488
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	20,000	19,741
Freeport-McMoRan, Inc.
03/15/2043	5.450%	151,000	137,771
frontdoor, Inc.(a)
08/15/2026	6.750%	12,000	12,353
Frontier Communications Corp.
01/15/2023	7.125%	14,000	9,949
01/15/2025	6.875%	37,000	22,620
09/15/2025	11.000%	18,000	14,028
Gartner, Inc.(a)
04/01/2025	5.125%	52,000	52,304
Gates Global LLC/Co.(a)
07/15/2022	6.000%	32,000	32,241
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	30,000	30,460
06/01/2028	5.750%	28,000	28,869
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	27,000	28,085
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	275,000	273,719
Halcon Resources Corp.
02/15/2025	6.750%	78,000	74,880
HCA, Inc.
05/01/2023	5.875%	58,000	61,166
02/01/2025	5.375%	136,000	138,926
04/15/2025	5.250%	39,000	40,194
02/15/2027	4.500%	53,000	51,931
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,131

4	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)
06/01/2022	7.625%	39,000	38,493
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	25,000	24,459
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	20,000	19,894
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	18,000	18,465
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	37,000	37,942
Hologic, Inc.(a)
10/15/2025	4.375%	38,000	36,388
02/01/2028	4.625%	12,000	11,317
HUB International Ltd.(a)
05/01/2026	7.000%	37,000	37,024
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	25,000	24,233
Informatica LLC(a)
07/15/2023	7.125%	30,000	30,755
International Game Technology PLC(a)
02/15/2025	6.500%	51,000	52,912
Interval Acquisition Corp.
04/15/2023	5.625%	53,000	53,570
IRB Holding Corp.(a)
02/15/2026	6.750%	27,000	26,463
Iron Mountain, Inc.(a)
09/15/2027	4.875%	45,000	41,302
03/15/2028	5.250%	30,000	27,819
iStar, Inc.
04/01/2022	6.000%	32,000	32,303
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	52,000	53,827
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	41,000	40,786
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	96,000	96,653
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	38,000	37,021
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	105,000	102,365
Kinder Morgan, Inc.
02/15/2046	5.050%	485,000	483,102
Koppers, Inc.(a)
02/15/2025	6.000%	13,000	13,018
Kroger Co. (The)
01/15/2048	4.650%	385,000	363,924
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
11/01/2035	6.875%	23,000	19,513
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	17,000	16,622
11/01/2026	4.875%	52,000	50,980
Laredo Petroleum, Inc.
03/15/2023	6.250%	137,000	137,256
Lennar Corp.
11/15/2024	5.875%	34,000	35,347
06/01/2026	5.250%	21,000	20,842
06/15/2027	5.000%	16,000	15,581
11/29/2027	4.750%	19,000	18,249
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	1,205,000	1,215,985
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	24,000	23,546
03/15/2026	5.625%	13,000	13,160
Marriott Ownership Resorts, Inc./ILG LLC(a)
09/15/2026	6.500%	7,000	7,183
Matador Resources Co.(a)
09/15/2026	5.875%	28,000	28,391
Match Group, Inc.
06/01/2024	6.375%	31,000	32,663
Mattel, Inc.(a)
12/31/2025	6.750%	36,000	35,281
Meritage Homes Corp.
04/01/2022	7.000%	23,000	24,735
06/01/2025	6.000%	22,000	22,258
06/06/2027	5.125%	28,000	25,943
MetLife, Inc.
09/15/2023	4.368%	75,000	77,780
03/01/2045	4.050%	645,000	604,576
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	20,000	18,956
01/15/2028	4.500%	18,000	16,491
MGM Resorts International
10/01/2020	6.750%	60,000	63,034
12/15/2021	6.625%	52,000	55,124
Molson Coors Brewing Co.
07/15/2046	4.200%	275,000	243,164
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	70,000	72,559
MSCI, Inc.(a)
11/15/2024	5.250%	57,000	58,502
08/01/2026	4.750%	23,000	22,828
Multi-Color Corp.(a)
11/01/2025	4.875%	41,000	38,342

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.
01/15/2023	5.500%	7,000	6,900
Nabors Industries, Inc.(a)
02/01/2025	5.750%	78,000	74,842
Navient Corp.
06/15/2022	6.500%	40,000	41,527
03/25/2024	6.125%	71,000	71,181
06/15/2026	6.750%	51,000	50,327
NCR Corp.
12/15/2023	6.375%	27,000	27,509
Netflix, Inc.
02/15/2025	5.875%	8,000	8,267
Netflix, Inc.(a)
04/15/2028	4.875%	82,000	76,998
11/15/2028	5.875%	93,000	92,830
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	37,000	35,428
NFP Corp.(a)
07/15/2025	6.875%	48,000	48,021
NGPL PipeCo LLC(a)
08/15/2022	4.375%	14,000	14,128
12/15/2037	7.768%	98,000	120,126
NiSource, Inc.
05/15/2047	4.375%	425,000	406,670
Noble Energy, Inc.
11/15/2043	5.250%	150,000	148,866
Novelis Corp.(a)
09/30/2026	5.875%	93,000	90,961
Novolex (a)
01/15/2025	6.875%	15,000	14,363
NRG Energy, Inc.
01/15/2027	6.625%	63,000	66,190
NRG Energy, Inc.(a)
01/15/2028	5.750%	13,000	13,125
NuStar Logistics LP
04/28/2027	5.625%	35,000	34,616
Olin Corp.
02/01/2030	5.000%	23,000	21,497
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	60,000	60,567
Pacific Gas & Electric Co.
02/15/2044	4.750%	474,000	463,032
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	25,053
08/15/2025	5.250%	52,000	51,874
10/15/2027	5.625%	75,000	75,424
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Party City Holdings, Inc.(a)
08/01/2026	6.625%	12,000	12,138
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	43,430
PDC Energy, Inc.
09/15/2024	6.125%	60,000	58,886
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,073,420
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	30,000	28,920
Penske Automotive Group, Inc.
12/01/2024	5.375%	41,000	40,182
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	7,000	7,360
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	881,491
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	4,000	4,090
12/01/2025	5.875%	79,000	78,145
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	25,000	25,868
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	13,934
08/15/2026	5.000%	86,000	81,457
03/01/2027	5.750%	98,000	96,285
01/15/2028	5.625%	12,000	11,565
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,263,100
PQ Corp.(a)
11/15/2022	6.750%	101,000	105,048
12/15/2025	5.750%	29,000	28,784
Prestige Brands, Inc.(a)
03/01/2024	6.375%	66,000	66,870
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	41,000	41,099
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	59,000	56,604
Quicken Loans, Inc.(a)
05/01/2025	5.750%	12,000	12,019
01/15/2028	5.250%	50,000	46,408
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	10,000	9,620
02/15/2025	6.625%	35,000	32,774
Refinitiv US Holdings, Inc.(a),(d)
05/15/2026	6.250%	68,000	68,248
11/15/2026	8.250%	58,000	57,643
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	116,293	116,562

6	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	66,054
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	30,000	29,990
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	64,000	73,395
Rowan Companies, Inc.
01/15/2024	4.750%	22,000	19,629
SBA Communications Corp.
09/01/2024	4.875%	162,000	160,297
Scientific Games International, Inc.
12/01/2022	10.000%	63,000	66,676
Scientific Games International, Inc.(a)
10/15/2025	5.000%	54,000	51,312
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	52,422
12/15/2026	5.250%	9,000	8,646
Sempra Energy
06/15/2024	3.550%	465,000	454,362
06/15/2027	3.250%	260,000	241,467
SESI LLC
09/15/2024	7.750%	47,000	47,938
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	9,000	9,031
07/15/2026	5.375%	83,000	82,374
08/01/2027	5.000%	42,000	40,387
SM Energy Co.
06/01/2025	5.625%	14,000	13,958
09/15/2026	6.750%	52,000	54,090
01/15/2027	6.625%	17,000	17,564
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	48,000	49,442
Southern Co. (The)
07/01/2046	4.400%	450,000	428,209
Spectrum Brands, Inc.
11/15/2022	6.625%	54,000	55,420
07/15/2025	5.750%	228,000	230,580
Springleaf Finance Corp.
03/15/2023	5.625%	21,000	20,935
03/15/2025	6.875%	36,000	35,907
03/15/2026	7.125%	31,000	30,911
Sprint Capital Corp.
11/15/2028	6.875%	48,000	48,221
Sprint Corp.
02/15/2025	7.625%	67,000	71,098
03/01/2026	7.625%	60,000	63,502
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,049
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	14,000	14,455
Stevens Holding Co., Inc.(a),(d)
10/01/2026	6.125%	9,000	9,149
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	13,000	12,878
02/15/2026	5.500%	37,000	35,724
Symantec Corp.(a)
04/15/2025	5.000%	39,000	38,576
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	16,000	16,316
01/15/2028	5.500%	47,000	47,495
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	7,000	7,219
01/15/2028	5.000%	142,000	138,498
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	64,000	64,005
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	744,938
Teleflex, Inc.
06/01/2026	4.875%	11,000	10,889
11/15/2027	4.625%	25,000	23,765
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	42,000	40,844
Tenet Healthcare Corp.
06/15/2023	6.750%	43,000	42,856
07/15/2024	4.625%	50,000	48,622
05/01/2025	5.125%	45,000	44,289
08/01/2025	7.000%	25,000	24,686
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	58,000	54,092
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	126,000	132,008
02/01/2026	4.500%	23,000	21,904
02/01/2028	4.750%	43,000	40,421
TransDigm, Inc.
05/15/2025	6.500%	105,000	106,947
06/15/2026	6.375%	67,000	67,653
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	32,046
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	33,000	33,364
TriMas Corp.(a)
10/15/2025	4.875%	5,000	4,799
U.S. Concrete, Inc.
06/01/2024	6.375%	7,000	7,092

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	34,000	35,105
United Rentals North America, Inc.
10/15/2025	4.625%	8,000	7,767
09/15/2026	5.875%	69,000	70,908
United Technologies Corp.
11/16/2028	4.125%	100,000	99,482
Universal Health Services, Inc.(a)
08/01/2022	4.750%	58,000	58,443
Valvoline, Inc.
08/15/2025	4.375%	33,000	30,942
Verizon Communications, Inc.
03/15/2055	4.672%	145,000	137,022
Verscend Escrow Corp.(a)
08/15/2026	9.750%	18,000	18,581
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	7,000	7,232
Viking Cruises Ltd.(a)
09/15/2027	5.875%	34,000	33,211
Vistra Energy Corp.
11/01/2024	7.625%	34,000	36,580
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	14,000	14,183
Weatherford International LLC(a)
03/01/2025	9.875%	6,000	5,798
Weatherford International Ltd.
06/15/2021	7.750%	28,000	27,504
WellCare Health Plans, Inc.
04/01/2025	5.250%	72,000	73,086
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	34,000	34,628
Wells Fargo & Co.
10/23/2026	3.000%	160,000	148,279
WESCO Distribution, Inc.
06/15/2024	5.375%	18,000	17,912
WeWork Companies, Inc.(a)
05/01/2025	7.875%	11,000	10,677
Whiting Petroleum Corp.
01/15/2026	6.625%	37,000	38,451
Williams Companies, Inc. (The)
09/15/2045	5.100%	215,000	215,889
WPX Energy, Inc.
01/15/2022	6.000%	22,000	22,808
09/15/2024	5.250%	50,000	50,283
06/01/2026	5.750%	18,000	18,266
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		44,000	42,559
05/15/2027	5.250%		7,000	6,488
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		94,000	93,957
Zekelman Industries, Inc.(a)
06/15/2023	9.875%		20,000	21,725
Total				30,301,796
Total Corporate Bonds & Notes (Cost $44,512,791)				43,458,112

Foreign Government Obligations(b),(e) 35.7%

Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		500,000	478,821
04/22/2026	7.500%		700,000	624,966
04/22/2046	7.625%		150,000	122,413
Total				1,226,200
Australia 1.2%
Australia Government Bond(a)
04/21/2027	4.750%	AUD	1,819,000	1,530,696
Brazil 0.5%
Petrobras Global Finance BV
03/17/2024	6.250%		563,000	564,056
Canada 2.3%
Canadian Government Bond
06/01/2028	2.000%	CAD	3,700,000	2,759,562
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		200,000	217,422
Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%		1,092,000	1,244,379
Egypt 0.9%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,100,000	1,121,375
Germany 9.9%
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2021	3.250%	EUR	3,000,000	3,840,794
07/04/2042	3.250%	EUR	3,450,000	5,964,483
08/15/2046	2.500%	EUR	1,400,000	2,198,460
Total				12,003,737

8	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Foreign Government Obligations(b),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 1.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,200,000	1,295,611
Indonesia 0.3%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	374,873
Italy 3.5%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	191	291
Italy Buoni Poliennali Del Tesoro(a)
09/01/2028	4.750%	EUR	2,000,000	2,659,651
Republic of Italy Government International Bond(a)
07/31/2024	5.125%	EUR	1,200,000	1,564,987
Total				4,224,929
Japan 1.8%
Japan Government 30-Year Bond
09/20/2046	0.500%	JPY	272,550,000	2,189,261
Mexico 1.6%
Mexican Bonos
12/05/2024	10.000%	MXN	11,720,000	694,096
Mexico Government International Bond
09/27/2034	6.750%		104,000	124,708
Petroleos Mexicanos
01/24/2022	4.875%		430,000	435,517
09/21/2023	4.625%		165,000	163,164
01/18/2024	4.875%		563,000	558,904
Total				1,976,389
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	239,796
Russian Federation 1.1%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		1,274,000	1,342,979
Senegal 1.3%
Senegal Government International Bond(a)
07/30/2024	6.250%		1,600,000	1,616,995
Serbia 0.2%
Serbia International Bond(a)
12/03/2018	5.875%		232,000	232,979
South Korea 1.3%
Korea Treasury Bond
06/10/2026	1.875%	KRW	1,800,000,000	1,582,149
Foreign Government Obligations(b),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 2.4%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	1,196,000	1,495,486
10/31/2044	5.150%	EUR	780,000	1,379,386
Total				2,874,872
United Kingdom 3.9%
United Kingdom Gilt(a)
12/07/2027	4.250%	GBP	1,500,000	2,427,621
01/22/2045	3.500%	GBP	1,330,000	2,288,666
Total				4,716,287
Total Foreign Government Obligations (Cost $44,076,414)				43,334,547

Residential Mortgage-Backed Securities - Non-Agency 2.0%

United States 2.0%
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2013-2 Class 1A3
11/25/2037	4.256%		2,475,880	2,479,629
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,512,955)				2,479,629

Senior Loans 0.1%
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.1%
8th Avenue Food & Provisions, Inc.(g),(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/21/2026			27,379	27,516
Term Loan
3-month USD LIBOR + 3.750% 09/19/2025			14,747	14,867
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.742%		15,761	15,836
Serta Simmons Bedding LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.133%		51,104	39,580

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018	9

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UFC Holdings LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.742%	4,000	4,037
Total			101,836
Total Senior Loans (Cost $112,621)			101,836

U.S. Treasury Obligations 16.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 16.6%
U.S. Treasury
03/31/2020	2.250%	13,000,000	12,903,990
07/31/2021	1.125%	2,287,400	2,179,174
02/15/2027	2.250%	3,000,000	2,824,147
05/15/2048	3.125%	2,250,000	2,220,623
Total			20,127,934
Total U.S. Treasury Obligations (Cost $20,494,823)			20,127,934
Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(j),(k)	7,203,678	7,202,958
Total Money Market Funds (Cost $7,202,958)		7,202,958
Total Investments in Securities (Cost $122,018,286)		119,786,854
Other Assets & Liabilities, Net		1,647,044
Net Assets		$121,433,898

At September 30, 2018, securities and/or cash totaling $1,523,110 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
630,000 DKK	98,849 USD	Citi	10/11/2018	686	—
1,200,000 THB	36,850 USD	Citi	10/11/2018	—	(266)
421,093 USD	2,697,000 DKK	Citi	10/11/2018	—	(862)
470,908 USD	130,000,000 HUF	Citi	10/11/2018	—	(3,729)
399,209 USD	13,000,000 THB	Citi	10/11/2018	2,884	—
95,000 EUR	111,194 USD	Credit Suisse	10/11/2018	814	—
1,000,000 SEK	112,394 USD	Credit Suisse	10/11/2018	—	(210)
774,981 USD	1,006,000 CAD	Credit Suisse	10/11/2018	4,027	—
6,344,505 USD	5,449,000 EUR	Credit Suisse	10/11/2018	—	(13,349)
163,451 USD	1,360,000 NOK	Credit Suisse	10/11/2018	3,714	—
650,414 USD	5,871,000 SEK	Credit Suisse	10/11/2018	10,684	—
44,000,000 JPY	395,061 USD	HSBC	10/11/2018	7,546	—
18,951,256 USD	2,087,803,000 JPY	HSBC	10/11/2018	—	(563,603)
4,852,000 MXN	256,579 USD	Morgan Stanley	10/11/2018	—	(2,281)
745,860 USD	730,000 CHF	Morgan Stanley	10/11/2018	—	(1,409)
213,665 USD	319,000 NZD	Morgan Stanley	10/11/2018	—	(2,205)
260,912 USD	960,000 PLN	Morgan Stanley	10/11/2018	—	(473)
252,695 USD	345,000 SGD	Morgan Stanley	10/11/2018	—	(273)
107,458 USD	120,000,000 KRW	Standard Chartered	10/11/2018	729	—
161,641 USD	11,000,000 RUB	Standard Chartered	10/11/2018	6,106	—
125,000 GBP	164,456 USD	UBS	10/11/2018	1,464	—
1,352,272 USD	1,045,000 GBP	UBS	10/11/2018	10,343	—
Total				48,997	(588,660)

10	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(224)	12/2019	EUR	(56,044,800)	—	(64,164)
Euro-Bund	(6)	12/2018	EUR	(956,132)	6,142	—
U.S. Long Bond	(6)	12/2018	USD	(849,575)	23,212	—
U.S. Treasury 10-Year Note	(237)	12/2018	USD	(28,317,492)	288,334	—
U.S. Treasury 5-Year Note	(30)	12/2018	USD	(3,384,228)	22,673	—
Total					340,361	(64,164)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.366%	3-Month USD LIBOR	Receives semi annually, Pays quarterly	Morgan Stanley	10/10/2027	USD	15,700,000	(858,885)	—	—	—	(858,885)
Fixed rate of 0.254%	6-Month JPY BBA LIBOR	Receives semi annually, Pays semi annually	Morgan Stanley	07/19/2046	JPY	551,441,313	(865,848)	—	—	—	(865,848)
Total							(1,724,733)	—	—	—	(1,724,733)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	11,100,000	(16,467)	—	—	—	(16,467)
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	7,000,000	(1,595)	—	—	—	(1,595)
Markit iTraxx Europe Crossover Index, Series 30	Morgan Stanley	12/20/2023	5.000	Quarterly	EUR	4,700,000	9,186	—	—	9,186	—
Total							(8,876)	—	—	9,186	(18,062)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $60,037,829, which represents 49.44% of total net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(g)	Represents a security purchased on a forward commitment basis.
(h)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018	11

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	6,751,115	86,583,025	(86,130,462)	7,203,678	196	(224)	161,933	7,202,958
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
12	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,302,106	—	—	1,302,106
Commercial Mortgage-Backed Securities - Non-Agency	—	1,779,732	—	—	1,779,732
Corporate Bonds & Notes	—	43,458,112	—	—	43,458,112
Foreign Government Obligations	—	43,334,547	—	—	43,334,547
Residential Mortgage-Backed Securities - Non-Agency	—	2,479,629	—	—	2,479,629
Senior Loans	—	101,836	—	—	101,836
U.S. Treasury Obligations	20,127,934	—	—	—	20,127,934
Money Market Funds	—	—	—	7,202,958	7,202,958
Total Investments in Securities	20,127,934	92,455,962	—	7,202,958	119,786,854
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	48,997	—	—	48,997
Futures Contracts	340,361	—	—	—	340,361
Swap Contracts	—	9,186	—	—	9,186
Liability
Forward Foreign Currency Exchange Contracts	—	(588,660)	—	—	(588,660)
Futures Contracts	(64,164)	—	—	—	(64,164)
Swap Contracts	—	(1,742,795)	—	—	(1,742,795)
Total	20,404,131	90,182,690	—	7,202,958	117,789,779
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018	13

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (formerly Columbia Variable Portfolio – Global Bond Fund), September 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
14	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	310,118	302,172
Series 2015-20C Class 1
03/01/2035	2.720%	901,778	876,725
Series 2016-20F Class 1
06/01/2036	2.180%	16,680,803	15,698,971
Series 2016-20K Class 1
11/01/2036	2.570%	11,123,094	10,691,746
Total Asset-Backed Securities — Agency (Cost $29,021,688)			27,569,614

Asset-Backed Securities — Non-Agency 21.0%

American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	6,500,000	6,499,414
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.689%	18,020,000	17,842,629
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	24,854,811	24,849,485
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.762%	22,300,000	22,247,796
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.748%	24,000,000	23,842,416
Cent CLO Ltd.(a),(b)
Series 20 18-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.953%	21,000,000	20,998,551
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	3.158%	3,900,931	3,913,619
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	2.498%	8,390,625	8,397,759
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	21,616,650	21,508,070
Series 2018-NP1 Class A
05/15/2024	2.990%	11,712,975	11,716,907
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NP1 Class B
05/15/2024	3.670%	10,000,000	9,981,891
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	10,600,000	10,514,815
Conn’s Receivables Funding LLC(a)
Series 2017-B Class A
07/15/2020	2.730%	6,829,069	6,827,987
Series 2018-A Class A
01/15/2023	3.250%	13,676,296	13,677,055
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	18,529,000	18,626,448
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	3,040,222	3,038,576
Series 2017-NP2 Class B
01/16/2024	3.500%	4,200,000	4,190,618
Series 2018-P1 Class A
07/15/2025	3.390%	39,253,094	39,246,468
Series 2018-P2 Class A
10/15/2025	3.470%	15,965,000	15,950,033
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	16,785,016	16,786,211
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/2040	2.890%	4,010,558	3,964,692
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	10,000,000	9,985,605
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.769%	17,825,000	17,860,597
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% 05/15/2031	3.664%	14,617,500	14,421,333
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	8,925,000	8,816,304
Series 2016-1 Class A
08/15/2027	2.310%	9,578,000	9,372,948
Series 2017-2 Class A
03/15/2029	2.360%	6,800,000	6,523,469
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	7,025,000	6,920,562
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	12,220,000	11,798,533
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	1.350%	6,075,000	6,100,554
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.683%	10,000,000	9,903,840
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	94,551	94,503
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.703%	1,441,965	1,442,107
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	3.233%	7,403,313	7,423,466
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.783%	6,406,866	6,414,242
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	14,200,000	14,076,683
Series 2015-3A Class A
09/25/2021	2.670%	4,490,000	4,409,488
Series 2016-1A Class A
03/25/2020	2.320%	4,560,000	4,547,710
Series 2016-2A Class A
03/25/2022	2.950%	16,490,000	16,224,424
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	8,148,000	8,157,511
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	1.340%	2,520,000	2,527,981
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class A1R
3-month USD LIBOR + 1.190% 10/21/2030	3.537%	4,250,000	4,257,841
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.748%	40,300,000	39,903,932
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	25,551,083	25,472,132
Series 2018-1A Class B
03/15/2028	3.190%	14,500,000	14,362,379
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2017-T1 Class AT1
02/15/2051	3.214%	9,360,000	9,262,574
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.668%	7,000,000	7,034,993
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% 01/20/2031	3.748%	20,375,000	20,179,706
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% 01/22/2030	3.797%	45,625,000	45,333,912
Ocwen Master Advance Receivables Trust(a),(c)
Series 2018-T1 Class AT1
08/15/2049	3.301%	10,300,000	10,292,893
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	2,891,026	2,894,401
Series 2015-2A Class A
07/18/2025	2.570%	194,197	194,177
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,269,275
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.597%	1,962,500	1,950,546
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.498%	31,700,000	31,666,969
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.798%	20,000,000	19,871,580
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	13,611,019	13,598,488
Series 2018-1A Class B
06/17/2024	3.900%	16,000,000	15,970,005
Series 2018-1A Class C
06/17/2024	4.870%	10,500,000	10,446,500

16	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	5,500,000	5,562,114
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	9,000,000	9,030,799
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.739%	28,000,000	27,729,856
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,877,014	1,839,320
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	23,606,771	23,513,390
Series 2017-3 Class A
05/25/2026	2.770%	11,588,157	11,479,701
SoFi Consumer Loan Program Trust(a)
Series 20 18-2 Class A1
04/26/2027	2.930%	8,682,841	8,663,547
Series 2018-1 Class A1
02/25/2027	2.550%	14,582,573	14,517,507
Series 2018-1 Class A2
02/25/2027	3.140%	11,000,000	10,897,667
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	5	1,916,667
Series 2016-A Class RIO
01/25/2038	0.000%	8	1,984,993
Series 2016-A Class RPO
01/25/2038	0.000%	6	2,548,783
Series 2016-B Class RC
04/25/2037	0.000%	2	658,446
SoFi Professional Loan Program LLC(a),(c),(d),(f)
Series 2017-A Class R
03/26/2040	0.000%	50,000	3,185,000
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/2029	2.900%	15,390,000	15,348,301
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/2049	2.750%	13,100,000	13,019,018
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(c)
Series 2016-T1 Class AT1
11/16/2048	2.530%	3,350,000	3,352,439
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% 01/15/2030	3.589%	7,250,000	7,275,883
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% 01/15/2030	3.092%	11,171,429	11,076,193
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	3.089%	1,398,796	1,398,964
Toyota Auto Receivables Owner Trust(b)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	2.218%	2,249,131	2,249,251
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.789%	11,000,000	11,002,563
Total Asset-Backed Securities — Non-Agency (Cost $964,446,442)			955,856,005

Commercial Mortgage-Backed Securities - Agency 2.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g)
Series 2017-K070 Class A2
11/25/2027	3.303%	26,735,000	26,177,081
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	31,000,000	30,306,177
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	52,500,000	50,491,980
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	15,685,391	15,164,956
Total Commercial Mortgage-Backed Securities - Agency (Cost $128,269,606)			122,140,194

Commercial Mortgage-Backed Securities - Non-Agency 8.0%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,344,391	2,333,521
Series 2015-SFR2 Class A
10/17/2045	3.732%	6,799,472	6,776,716
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.900%	14,500,000	14,513,642
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% 06/15/2035	3.958%	6,950,000	6,983,690

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% 06/15/2035	4.473%	6,310,000	6,339,812
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.828%	21,900,000	21,886,256
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% 05/15/2035	4.578%	6,900,000	6,955,881
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% 11/15/2036	3.658%	18,000,000	18,044,510
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	5.158%	24,100,000	24,235,591
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	3,544,407	3,530,076
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	5,365,000	4,803,155
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	3,000,000	2,499,905
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	19,000,000	18,932,730
CSMC OA LLC(a)
Subordinated Series 2014-USA Class B
09/15/2037	4.185%	4,675,000	4,659,643
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	6,800,000	6,724,215
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	4.208%	17,528,006	17,637,353
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	857,654	861,956
Hilton U.S.A. Trust(a)
Series 2016-HHV Class A
11/05/2038	3.719%	8,300,000	8,182,260
Series 2016-SFP Class A
11/05/2035	2.828%	5,400,000	5,222,578
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	13,301,000	13,519,336
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	4,047,255
Subordinated, Series 2016-HHV Class E
11/05/2038	4.333%	5,865,000	5,542,382
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	10,375,000	10,290,491
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% 06/17/2037	3.058%	34,768,485	34,757,564
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	9,060,000	9,313,127
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	4,857,967	5,001,860
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	6,495,000	6,548,160
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,326,826	9,958,278
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,965,000	18,554,159
Series 2018-SFR2 Class A
08/17/2035	3.712%	13,515,000	13,452,290
Progress Residential Trust(a),(h)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,935,000	11,952,441
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	3.008%	6,760,000	6,828,526
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% 02/15/2032	3.408%	10,469,000	10,574,082
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	5.058%	16,259,000	16,309,476
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,350,000	5,221,024
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $365,136,271)			362,993,941

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes 26.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Bombardier, Inc.(a)
12/01/2021	8.750%	344,000	379,977
12/01/2024	7.500%	985,000	1,038,093
Lockheed Martin Corp.
12/15/2042	4.070%	4,094,000	3,979,315
09/15/2052	4.090%	6,710,000	6,419,256
Northrop Grumman Corp.
01/15/2025	2.930%	11,960,000	11,344,503
01/15/2028	3.250%	7,430,000	6,984,430
10/15/2047	4.030%	12,095,000	11,326,919
TransDigm, Inc.
06/15/2026	6.375%	1,402,000	1,415,672
Total			42,888,165
Automotive 0.4%
Delphi Technologies PLC(a)
10/01/2025	5.000%	333,000	312,435
Ford Motor Co.
02/01/2029	6.375%	3,333,000	3,449,649
12/08/2046	5.291%	6,690,000	5,950,534
Ford Motor Credit Co. LLC
11/02/2020	2.343%	9,700,000	9,424,462
Total			19,137,080
Banking 1.7%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	3,220,000	3,344,907
Banco Mercantil del Norte SA(a),(i)
Subordinated
10/04/2031	5.750%	2,575,000	2,421,157
Bank of America Corp.(i)
01/20/2028	3.824%	20,000,000	19,444,440
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	5,275,000	5,365,493
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	2,910,000	2,797,688
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	12,944,604
JPMorgan Chase & Co.(i)
02/01/2028	3.782%	7,075,000	6,876,320
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	3.299%	7,607,000	6,740,829
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
01/30/2020	2.150%	9,650,000	9,532,907
10/23/2026	3.000%	9,035,000	8,373,141
Total			77,841,486
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	485,000	485,209
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	738,000	753,156
05/15/2026	5.875%	760,000	763,458
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,075,000	990,789
Cemex SAB de CV(a)
04/16/2026	7.750%	5,110,000	5,589,063
Core & Main LP(a)
08/15/2025	6.125%	371,000	356,028
HD Supply, Inc.(a)
04/15/2024	5.750%	470,000	494,168
James Hardie International Finance DAC(a)
01/15/2025	4.750%	600,000	580,417
Total			9,527,079
Cable and Satellite 0.5%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	1,078,000	1,078,261
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,025,000	972,999
05/01/2027	5.875%	1,258,000	1,246,630
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	809,000	848,372
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	960,000	915,476
Comcast Corp.
08/15/2047	4.000%	8,210,000	7,350,717
CSC Holdings LLC(a)
10/15/2025	6.625%	663,000	698,805
02/01/2028	5.375%	726,000	691,295
DISH DBS Corp.
07/01/2026	7.750%	1,446,000	1,366,026
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	203,000	205,106
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	201,000	193,357
02/15/2025	6.625%	382,000	357,710

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	679,000	681,311
07/15/2026	5.375%	40,000	39,699
08/01/2027	5.000%	707,000	679,848
Unitymedia GmbH(a)
01/15/2025	6.125%	1,150,000	1,201,573
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	408,000	415,265
Virgin Media Finance PLC(a)
01/15/2025	5.750%	290,000	283,689
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	754,000	738,920
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	675,622
Ziggo BV(a)
01/15/2027	5.500%	724,000	677,963
Total			21,318,644
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	409,000	415,195
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	353,614
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	407,000	403,697
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	405,000	397,305
Chemours Co. (The)
05/15/2023	6.625%	225,000	235,282
05/15/2025	7.000%	550,000	584,291
INEOS Group Holdings SA(a)
08/01/2024	5.625%	485,000	476,256
LYB International Finance BV
07/15/2043	5.250%	2,960,000	3,017,687
Olin Corp.
02/01/2030	5.000%	426,000	398,163
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	340,000	347,651
12/01/2025	5.875%	708,000	700,337
PQ Corp.(a)
11/15/2022	6.750%	680,000	707,256
12/15/2025	5.750%	684,000	678,915
SASOL Financing USA LLC
03/27/2024	5.875%	3,946,000	4,019,518
Starfruit Finco BV/US Holdco LLC(a),(h)
10/01/2026	8.000%	474,000	479,884
Total			13,215,051
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	216,000	216,006
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	600,146
05/15/2027	5.500%	554,000	548,757
Total			1,364,909
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	437,000	445,656
09/01/2023	7.625%	336,000	310,720
frontdoor, Inc.(a)
08/15/2026	6.750%	124,000	127,643
Interval Acquisition Corp.
04/15/2023	5.625%	510,000	515,482
Total			1,399,501
Consumer Products 0.1%
Energizer Gamma Acquisition, Inc.(a)
07/15/2026	6.375%	195,000	201,533
Mattel, Inc.(a)
12/31/2025	6.750%	341,000	334,185
Prestige Brands, Inc.(a)
03/01/2024	6.375%	604,000	611,962
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	592,000	608,502
12/15/2026	5.250%	128,000	122,963
Spectrum Brands, Inc.
07/15/2025	5.750%	895,000	905,129
Total			2,784,274
Diversified Manufacturing 0.0%
Apergy Corp.(a)
05/01/2026	6.375%	704,000	723,360
Gates Global LLC/Co.(a)
07/15/2022	6.000%	276,000	278,080
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	232,867
Stevens Holding Co., Inc.(a),(h)
10/01/2026	6.125%	90,000	91,493
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	387,000	420,374
Total			1,746,174

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.4%
AES Corp.
03/15/2023	4.500%	724,000	726,248
09/01/2027	5.125%	245,000	247,120
Calpine Corp.
01/15/2025	5.750%	200,000	177,126
Calpine Corp.(a)
06/01/2026	5.250%	443,000	410,481
Clearway Energy Operating LLC
08/15/2024	5.375%	712,000	717,294
Clearway Energy Operating LLC(a),(h)
10/15/2025	5.750%	340,000	342,974
CMS Energy Corp.
03/01/2024	3.875%	3,330,000	3,317,436
02/15/2027	2.950%	195,000	178,016
08/15/2027	3.450%	2,770,000	2,657,643
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	8,556,476
DTE Energy Co.
10/01/2026	2.850%	17,062,000	15,634,235
Duke Energy Corp.
08/15/2027	3.150%	10,655,000	9,939,474
09/01/2046	3.750%	6,935,000	6,110,331
Duke Energy Progress LLC
03/30/2044	4.375%	2,180,000	2,207,211
09/15/2047	3.600%	2,870,000	2,576,411
Duke Energy Progress, Inc.
08/15/2045	4.200%	3,777,000	3,717,546
Emera U.S. Finance LP
06/15/2046	4.750%	19,436,000	19,149,766
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,557,956
Indiana Michigan Power Co.
07/01/2047	3.750%	2,302,000	2,095,253
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	12,100,000	11,478,883
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	442,000	423,220
NRG Energy, Inc.
01/15/2027	6.625%	633,000	665,048
Pacific Gas & Electric Co.
12/01/2047	3.950%	17,450,000	15,202,074
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	541,000	546,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2026	3.250%	13,151,000	12,267,134
07/01/2036	4.250%	2,260,000	2,153,305
07/01/2046	4.400%	12,815,000	12,194,446
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	710,000	662,159
Vistra Energy Corp.
11/01/2024	7.625%	161,000	173,218
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	154,995
WEC Energy Group, Inc.
06/15/2025	3.550%	1,606,000	1,577,751
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,377,381
06/15/2028	4.000%	10,550,000	10,561,183
Total			156,756,210
Finance Companies 1.4%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	404,000	412,161
10/01/2023	5.125%	319,000	322,375
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	31,643,323
11/15/2035	4.418%	24,440,000	23,056,989
iStar, Inc.
04/01/2022	6.000%	357,000	360,378
Navient Corp.
06/15/2022	6.500%	1,347,000	1,398,430
06/15/2026	6.750%	417,000	411,495
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	53,000	53,721
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	632,000	633,525
Quicken Loans, Inc.(a)
05/01/2025	5.750%	703,000	704,113
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	147,539
03/15/2025	6.875%	647,000	645,336
Unifin Financiera SAB de CV SOFOM ENR(a)
01/15/2025	7.000%	2,980,000	2,826,733
Total			62,616,118
Food and Beverage 2.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	13,276,000	13,369,928
B&G Foods, Inc.
04/01/2025	5.250%	413,000	394,155

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2048	5.300%	23,460,000	23,026,928
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	246,000	223,551
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	594,000	546,029
Kraft Heinz Foods Co.
06/01/2046	4.375%	25,863,000	22,767,639
MHP SE(a)
05/10/2024	7.750%	3,140,000	3,141,605
Molson Coors Brewing Co.
07/15/2046	4.200%	22,646,000	20,024,295
Mondelez International, Inc.(a)
10/28/2019	1.625%	32,085,000	31,636,387
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,238,000	1,216,335
01/15/2028	5.625%	176,000	169,625
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	2.762%	5,245,000	5,245,934
Total			121,762,411
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	306,640
08/15/2026	6.000%	485,000	489,356
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	392,066
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	204,000	206,538
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	206,000	209,158
06/01/2028	5.750%	227,000	234,045
International Game Technology PLC(a)
02/15/2022	6.250%	1,103,000	1,143,365
02/15/2025	6.500%	328,000	340,295
01/15/2027	6.250%	131,000	132,635
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	329,000	340,558
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	478,641
MGM Resorts International
03/15/2023	6.000%	1,090,000	1,128,207
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	432,000	416,451
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	310,000	309,900
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
12/01/2022	10.000%	530,000	560,927
Scientific Games International, Inc.(a)
10/15/2025	5.000%	591,000	561,586
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	216,000	223,024
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	234,384	62,698
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	697,000	674,175
05/15/2027	5.250%	61,000	56,537
Total			8,266,802
Health Care 1.9%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	461,000	476,573
Amsurg Corp.
07/15/2022	5.625%	183,000	188,109
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.353%	10,234,000	10,286,787
Becton Dickinson and Co.
06/06/2027	3.700%	19,330,000	18,475,788
05/15/2044	4.875%	5,060,000	4,953,001
Cardinal Health, Inc.
06/15/2027	3.410%	9,235,000	8,517,293
06/15/2047	4.368%	8,040,000	7,170,450
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	743,000	738,179
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	219,931
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	257,000	244,103
CVS Health Corp.
03/25/2048	5.050%	16,800,000	17,161,855
DaVita, Inc.
07/15/2024	5.125%	65,000	63,036
05/01/2025	5.000%	444,000	425,614
Envision Healthcare Corp.(a)
12/01/2024	6.250%	9,000	9,675
HCA, Inc.
04/15/2025	5.250%	2,061,000	2,124,124
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	12,626,346
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	676,000	700,709
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	166,000	171,760

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	697,000	717,942
Tenet Healthcare Corp.
07/15/2024	4.625%	482,000	468,718
05/01/2025	5.125%	257,000	252,941
08/01/2025	7.000%	376,000	371,276
Total			86,364,210
Healthcare Insurance 0.5%
Centene Corp.
01/15/2025	4.750%	703,000	701,440
Centene Corp.(a)
06/01/2026	5.375%	671,000	686,632
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	18,725,000	18,673,488
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	2,987,432
WellCare Health Plans, Inc.
04/01/2025	5.250%	686,000	696,346
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	358,000	364,617
Total			24,109,955
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	356,000	370,100
06/01/2026	5.250%	104,000	103,218
Meritage Homes Corp.
04/01/2022	7.000%	439,000	472,118
06/01/2025	6.000%	408,000	412,790
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	338,000	340,355
Total			1,698,581
Independent Energy 0.3%
Callon Petroleum Co.
10/01/2024	6.125%	177,000	180,561
07/01/2026	6.375%	734,000	751,849
Canadian Natural Resources Ltd.
06/30/2033	6.450%	1,795,000	2,108,563
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	487,000	498,712
Centennial Resource Production LLC(a)
01/15/2026	5.375%	103,000	102,529
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	330,000	329,220
Chesapeake Energy Corp.
10/01/2026	7.500%	318,000	318,662
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	853,000	831,684
Diamondback Energy, Inc.
05/31/2025	5.375%	555,000	566,813
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	45,000	45,071
01/30/2028	5.750%	821,000	821,003
Halcon Resources Corp.
02/15/2025	6.750%	798,000	766,083
Hess Corp.
02/15/2041	5.600%	1,965,000	1,997,717
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	400,000	387,730
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	621,000	617,760
Laredo Petroleum, Inc.
03/15/2023	6.250%	720,000	721,344
Matador Resources Co.(a)
09/15/2026	5.875%	292,000	296,079
MEG Energy Corp.(a)
01/15/2025	6.500%	95,000	94,072
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	800,000	798,058
10/15/2027	5.625%	185,000	186,046
PDC Energy, Inc.
09/15/2024	6.125%	481,000	472,069
05/15/2026	5.750%	194,000	184,608
SM Energy Co.
09/15/2026	6.750%	676,000	703,174
01/15/2027	6.625%	195,000	201,468
Whiting Petroleum Corp.
01/15/2026	6.625%	583,000	605,859
WPX Energy, Inc.
01/15/2022	6.000%	61,000	63,241
09/15/2024	5.250%	350,000	351,980
06/01/2026	5.750%	308,000	312,549
Total			15,314,504
Integrated Energy 0.2%
Cenovus Energy, Inc.
11/15/2039	6.750%	9,635,000	10,875,622
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	361,000	381,817
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	227,000	222,707
03/15/2026	5.625%	206,000	208,530

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
09/15/2027	5.875%	405,000	395,597
Total			1,208,651
Life Insurance 1.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	9,785,000	8,085,414
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	2,355,000	2,180,393
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	7,270,000	6,667,012
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	5,595,000	5,459,802
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,405,000	1,495,197
05/15/2047	4.270%	10,325,000	10,041,558
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	5,875,906
06/15/2046	4.800%	4,816,000	4,761,969
Total			44,567,251
Lodging 0.0%
Marriott Ownership Resorts, Inc./ILG LLC(a)
09/15/2026	6.500%	72,000	73,880
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/01/2019	6.900%	6,496,000	6,604,418
Discovery Communications LLC
09/20/2047	5.200%	1,794,000	1,752,372
Match Group, Inc.
06/01/2024	6.375%	695,000	732,292
Netflix, Inc.(a)
04/15/2028	4.875%	1,005,000	943,694
11/15/2028	5.875%	1,098,000	1,095,992
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	788,000	795,451
Total			11,924,219
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	656,000	693,436
Constellium NV(a)
05/15/2024	5.750%	752,000	747,782
02/15/2026	5.875%	259,000	253,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
11/14/2024	4.550%	511,000	496,704
03/15/2043	5.450%	1,609,000	1,468,032
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	674,000	701,089
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	992,000	1,025,807
Novelis Corp.(a)
09/30/2026	5.875%	472,000	461,649
Teck Resources Ltd.
07/15/2041	6.250%	872,000	915,537
Total			6,763,768
Midstream 1.8%
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	408,000	410,749
DCP Midstream Operating LP
07/15/2025	5.375%	276,000	281,347
04/01/2044	5.600%	290,000	277,948
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	298,903
Energy Transfer Equity LP
06/01/2027	5.500%	1,376,000	1,426,973
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	798,000	818,320
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	2,073,000	2,539,284
01/15/2038	6.950%	715,000	864,687
11/15/2040	7.500%	2,770,000	3,440,966
Kinder Morgan, Inc.
02/15/2046	5.050%	20,335,000	20,255,409
MPLX LP
04/15/2048	4.700%	6,430,000	6,018,326
NGPL PipeCo LLC(a)
08/15/2022	4.375%	136,000	137,246
08/15/2027	4.875%	164,000	163,204
12/15/2037	7.768%	214,000	262,315
NuStar Logistics LP
04/28/2027	5.625%	328,000	324,402
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	4,395,000	4,329,255
06/01/2042	5.150%	5,728,000	5,403,537
06/15/2044	4.700%	15,770,000	14,257,547
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	506,000	513,368
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	228,000	225,861
02/15/2026	5.500%	361,000	348,552

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	682,000	689,188
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	279,000	287,719
01/15/2028	5.000%	283,000	276,020
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,318,000	1,318,100
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	534,000	503,315
Williams Companies, Inc. (The)
09/15/2045	5.100%	14,540,000	14,600,108
Total			80,272,649
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	4,755,000	4,718,277
05/15/2047	4.375%	12,320,000	11,788,638
Sempra Energy
11/15/2020	2.850%	10,845,000	10,703,722
11/15/2025	3.750%	7,365,000	7,185,346
06/15/2027	3.250%	637,000	591,595
Total			34,987,578
Oil Field Services 0.1%
Calfrac Holdings LP(a)
06/15/2026	8.500%	207,000	193,139
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	295,000	306,753
Nabors Industries, Inc.
01/15/2023	5.500%	43,000	42,387
Nabors Industries, Inc.(a)
02/01/2025	5.750%	861,000	826,145
Rowan Companies, Inc.
01/15/2024	4.750%	233,000	207,887
SESI LLC
09/15/2024	7.750%	499,000	508,963
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	297,000	300,278
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	106,000	107,756
Transocean, Inc.(a)
01/15/2026	7.500%	223,000	230,187
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	540,000	557,552
Weatherford International Ltd.
06/15/2023	8.250%	385,000	363,752
02/15/2024	9.875%	115,000	112,692
Total			3,757,491
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	746,000	726,790
Massachusetts Institute of Technology
07/01/2114	4.678%	8,474,000	8,960,526
07/01/2116	3.885%	3,080,000	2,762,409
WeWork Companies, Inc.(a)
05/01/2025	7.875%	184,000	178,591
Total			12,628,316
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	314,000	319,888
03/15/2027	5.375%	824,000	844,056
Total			1,163,944
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	348,000	345,882
02/15/2025	6.000%	698,000	685,147
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	365,000	360,276
Multi-Color Corp.(a)
11/01/2025	4.875%	393,000	367,523
Novolex (a)
01/15/2025	6.875%	186,000	178,104
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	320,000	325,189
Total			2,262,121
Pharmaceuticals 1.8%
AbbVie, Inc.
05/14/2020	2.500%	7,160,000	7,078,970
Allergan Funding SCS
03/15/2035	4.550%	9,625,000	9,335,952
Amgen, Inc.
05/22/2019	2.200%	32,708,000	32,592,933
05/01/2045	4.400%	3,630,000	3,489,817
06/15/2048	4.563%	5,331,000	5,220,387
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	208,000	207,559
03/15/2024	7.000%	19,000	20,087
04/15/2025	6.125%	739,000	703,545
11/01/2025	5.500%	429,000	429,100
04/01/2026	9.250%	730,000	788,118
01/31/2027	8.500%	136,000	142,825
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	336,000	323,246

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celgene Corp.
02/20/2048	4.550%	3,920,000	3,642,750
Gilead Sciences, Inc.
09/20/2019	1.850%	5,040,000	4,997,992
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	704,000	708,789
Johnson & Johnson
12/05/2033	4.375%	4,343,000	4,615,119
03/03/2037	3.625%	6,115,000	5,881,309
Total			80,178,498
Property & Casualty 0.4%
CNA Financial Corp.
08/15/2027	3.450%	15,446,000	14,296,432
HUB International Ltd.(a)
05/01/2026	7.000%	588,000	588,385
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	2,447,000	2,962,935
Total			17,847,752
Railroads 0.5%
Canadian National Railway Co.
02/03/2020	2.400%	10,730,000	10,636,327
CSX Corp.
05/30/2042	4.750%	2,780,000	2,866,280
11/01/2066	4.250%	9,585,000	8,641,587
Total			22,144,194
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,172,516
IRB Holding Corp.(a)
02/15/2026	6.750%	533,000	522,408
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	275,000	274,107
McDonald’s Corp.
12/09/2045	4.875%	6,290,000	6,567,905
Total			8,536,936
Retailers 0.3%
Cencosud SA(a)
02/12/2045	6.625%	1,820,000	1,827,076
CVS Pass-Through Trust(a)
01/10/2036	4.704%	3,478,297	3,454,668
L Brands, Inc.
11/01/2035	6.875%	244,000	207,008
Party City Holdings, Inc.(a)
08/01/2026	6.625%	121,000	122,394
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	595,426
12/01/2024	5.375%	147,000	144,067
Walmart, Inc.
06/29/2048	4.050%	6,350,000	6,350,616
Total			12,701,255
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,083,521
02/01/2047	4.450%	2,830,000	2,593,185
01/15/2048	4.650%	14,306,000	13,522,847
Total			19,199,553
Technology 1.6%
Apple, Inc.
09/12/2027	2.900%	7,337,000	6,906,920
09/12/2047	3.750%	4,095,000	3,849,718
Ascend Learning LLC(a)
08/01/2025	6.875%	435,000	438,831
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	34,020,000	32,027,863
Camelot Finance SA(a)
10/15/2024	7.875%	863,000	858,978
CDK Global, Inc.
06/01/2027	4.875%	447,000	435,854
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.678%	12,395,000	12,431,367
Equinix, Inc.
01/15/2026	5.875%	1,328,000	1,363,221
First Data Corp.(a)
12/01/2023	7.000%	1,095,000	1,140,235
Gartner, Inc.(a)
04/01/2025	5.125%	716,000	720,191
Informatica LLC(a)
07/15/2023	7.125%	434,000	444,920
Iron Mountain, Inc.(a)
03/15/2028	5.250%	830,000	769,661
NCR Corp.
12/15/2023	6.375%	233,000	237,390
Oracle Corp.
11/15/2047	4.000%	6,270,000	5,973,667
PTC, Inc.
05/15/2024	6.000%	451,000	471,874
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	740,000	709,954

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(a),(h)
05/15/2026	6.250%	173,000	173,632
11/15/2026	8.250%	598,000	594,317
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	314,000	331,430
Symantec Corp.(a)
04/15/2025	5.000%	926,000	915,925
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	285,000	277,157
VeriSign, Inc.
05/01/2023	4.625%	475,000	482,210
Verscend Escrow Corp.(a)
08/15/2026	9.750%	195,000	201,290
Total			71,756,605
Tobacco 0.3%
BAT Capital Corp.(a)
08/14/2020	2.297%	13,110,000	12,849,976
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	606,000	603,238
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	215,000	201,547
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	7,468,674
FedEx Corp.
04/01/2046	4.550%	17,410,000	16,986,972
Hertz Corp. (The)(a)
06/01/2022	7.625%	498,000	491,523
Total			25,751,954
Wireless 0.6%
Altice France SA(a)
05/01/2026	7.375%	1,094,000	1,093,893
02/01/2027	8.125%	290,000	298,886
America Movil SAB de CV
03/30/2020	5.000%	17,135,000	17,546,240
SBA Communications Corp.
09/01/2024	4.875%	972,000	961,779
Sprint Corp.
02/15/2025	7.625%	1,898,000	2,014,097
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,084,000	1,135,692
02/01/2026	4.500%	361,000	343,805
04/15/2027	5.375%	350,000	349,104
02/01/2028	4.750%	553,000	519,837
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Tre SpA(a)
01/20/2026	5.000%	929,000	798,412
Total			25,061,745
Wirelines 0.6%
AT&T, Inc.
03/01/2037	5.250%	8,091,000	8,056,362
03/01/2047	5.450%	5,145,000	5,143,117
CenturyLink, Inc.
03/15/2022	5.800%	575,000	584,919
12/01/2023	6.750%	552,000	573,288
Frontier Communications Corp.
09/15/2022	10.500%	110,000	97,444
01/15/2023	7.125%	256,000	181,934
09/15/2025	11.000%	215,000	167,555
Frontier Communications Corp.(a)
04/01/2026	8.500%	287,000	271,462
Level 3 Financing, Inc.
05/01/2025	5.375%	385,000	384,296
Telecom Italia Capital SA
09/30/2034	6.000%	509,000	485,026
Telecom Italia SpA(a)
05/30/2024	5.303%	274,000	266,699
Verizon Communications, Inc.
08/10/2033	4.500%	11,250,000	11,160,315
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	1,727,000	1,726,206
Total			29,098,623
Total Corporate Bonds & Notes (Cost $1,240,332,194)			1,204,208,944

Foreign Government Obligations(j) 2.7%

Argentina 0.7%
Argentine Republic Government International Bond
01/26/2027	6.875%	29,000,000	24,759,156
Provincia de Buenos Aires(a)
06/15/2027	7.875%	5,805,000	4,828,088
Provincia de Cordoba(a)
06/10/2021	7.125%	1,760,000	1,636,637
08/01/2027	7.125%	2,690,000	2,136,059
Total			33,359,940
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,433,002

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Petrobras Global Finance BV
01/27/2028	5.999%	26,000,000	23,984,870
Colombia 0.0%
Ecopetrol SA
09/18/2043	7.375%	1,705,000	1,930,541
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,664,135
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,108,835
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,827,451
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	5,205,000	5,026,989
Mexico 0.9%
Petroleos Mexicanos
03/13/2027	6.500%	3,916,000	3,993,486
09/21/2047	6.750%	36,438,000	34,667,733
Total			38,661,219
Paraguay 0.1%
Paraguay Government International Bond(a)
03/13/2048	5.600%	3,325,000	3,310,526
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,630,433
Sberbank of Russia Via SB Capital SA(a)
Subordinated
10/29/2022	5.125%	1,020,000	1,007,263
Total			3,637,696
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,775,000	1,652,601
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	3,500,000	3,262,868
Total Foreign Government Obligations (Cost $126,295,524)			123,860,673

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	905,000	1,016,179
Series 2015B
01/01/2033	7.375%	660,000	717,843
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	2,195,000	2,176,891
Total			3,910,913
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	1,881,369
Total Municipal Bonds (Cost $5,515,480)			5,792,282

Residential Mortgage-Backed Securities - Agency 27.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2024	8.000%	11,707	12,412
01/01/2025	9.000%	4,221	4,527
09/01/2028- 10/01/2031	6.000%	260,472	283,367
04/01/2030- 04/01/2032	7.000%	140,941	155,879
06/01/2033	5.500%	144,529	157,362
08/01/2045- 01/01/2046	3.500%	71,879,044	71,187,774
10/01/2045- 04/01/2046	4.000%	48,422,484	49,017,880
04/01/2048	4.500%	52,450,311	54,168,874
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	3.742%	1,412,287	156,084
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	3.892%	3,361,807	511,287
CMO STRIPS Series 2012-278 Class S1
1-month USD LIBOR + 6.050% 09/15/2042	3.892%	8,204,823	1,125,915
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	3.812%	3,022,524	458,358

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	3.792%	3,029,555	455,839
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	3,278,066	615,104
CMO Series 4182 Class DI
05/15/2039	3.500%	9,421,745	964,714
Federal Home Loan Mortgage Corp.(g),(k)
CMO Series 4620 Class AS
11/15/2042	1.393%	3,822,039	158,514
Federal National Mortgage Association
11/01/2021- 04/01/2022	8.000%	3,109	3,217
04/01/2023	8.500%	861	865
06/01/2024	9.000%	4,663	4,777
02/01/2027- 12/01/2043	3.000%	52,402,921	51,506,976
02/01/2027- 09/01/2031	7.500%	39,852	42,401
10/01/2028- 08/01/2035	6.000%	1,278,640	1,385,165
05/01/2029- 05/01/2038	7.000%	2,324,021	2,608,219
01/01/2031	2.500%	11,597,733	11,242,501
05/01/2033- 08/01/2034	5.500%	1,191,578	1,295,547
05/01/2043- 11/01/2046	3.500%	129,953,578	128,545,662
05/01/2044- 06/01/2048	4.000%	134,602,863	136,198,473
CMO Series 2017-72 Class B
09/25/2047	3.000%	37,259,571	36,315,503
Federal National Mortgage Association(h)
10/16/2033	2.500%	41,500,000	40,038,345
10/16/2033- 10/11/2048	3.000%	78,000,000	76,200,274
10/16/2033- 10/11/2048	3.500%	15,000,000	14,928,515
10/11/2048	4.000%	121,900,000	123,090,427
10/11/2048	5.000%	81,000,000	85,025,149
Federal National Mortgage Association(l)
08/01/2040- 06/01/2044	4.500%	22,472,575	23,388,716
Federal National Mortgage Association(m)
02/01/2048	3.500%	67,947,086	66,901,980
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	6,307,089	944,673
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	3.684%	4,808,428	789,003
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	3.934%	6,076,275	957,710
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	3.784%	4,296,649	729,274
CMO Series 2017-109 Class SA
1-month USD LIBOR + 6.150% 01/25/2048	3.934%	21,554,255	3,945,672
CMO Series 2018-66 Class SM
1-month USD LIBOR + 6.200% 09/25/2048	3.984%	25,263,635	4,633,179
CMO Series 2018-67 MS Class MS
1-month USD LIBOR + 6.200% 09/25/2048	3.984%	22,736,911	4,210,073
Government National Mortgage Association(h)
10/18/2048	3.500%	149,000,000	148,156,049
10/18/2048	4.500%	50,000,000	51,670,220
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,096,592	1,018,377
Government National Mortgage Association(b),(k)
CMO Series 2017-112 Class KS
1-month USD LIBOR + 6.200% 07/20/2047	4.035%	23,630,222	3,631,027
CMO Series 2017-149 Class BS
1-month USD LIBOR + 6.200% 10/20/2047	4.035%	34,541,123	6,113,596
CMO Series 2017-163 Class SA
1-month USD LIBOR + 6.200% 11/20/2047	4.035%	20,112,558	3,181,491
CMO Series 2018-103 Class SA
1-month USD LIBOR + 6.200% 08/20/2048	4.137%	26,992,404	4,422,265
CMO Series 2018-112 Class LS
1-month USD LIBOR + 6.200% 08/20/2048	4.035%	25,837,737	4,650,687
CMO Series 2018-121 Class SA
1-month USD LIBOR + 6.200% 09/20/2048	4.135%	19,408,289	3,767,021
CMO Series 2018-89 Class MS
1-month USD LIBOR + 6.200% 06/20/2048	4.035%	25,319,412	4,407,338
CMO Series 2018-91 Class DS
1-month USD LIBOR + 6.200% 07/20/2048	4.035%	33,011,050	4,842,440

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class SM
1-month USD LIBOR + 6.200% 07/20/2048	4.035%	34,127,942	5,361,455
Government National Mortgage Association(b),(c),(k)
CMO Series 2018-125 Class SK
1-month USD LIBOR + 6.250% 09/20/2048	4.150%	30,100,000	4,928,875
Total Residential Mortgage-Backed Securities - Agency (Cost $1,262,930,877)			1,240,517,027

Residential Mortgage-Backed Securities - Non-Agency 19.5%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,743,348	1,749,061
CMO Series 2017-A Class A
04/25/2057	3.470%	7,352,968	7,360,478
Series 2017-B Class A
09/25/2056	3.163%	20,091,969	19,683,610
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-2 Class A3
07/27/2048	3.878%	6,592,516	6,592,187
Angel Oak Mortgage Trust I LLC(a),(c),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,543,899
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	11,274,374	11,154,481
Arroyo Mortgage Trust(a),(g)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	13,184,220	13,091,180
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	12,070,061	11,986,646
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G70
05/24/2036	3.481%	50,108	49,997
CMO Series 2009-2 Class G75
05/24/2036	3.481%	3,628,000	3,589,160
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	6,923,154	6,915,777
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	11,785,698	11,794,115
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	5,185,718	5,179,535
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	2,745,405	2,748,181
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	2,038,924
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.109%	1,673,939	1,671,289
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	345,949	344,116
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.022%	18,900,000	18,926,944
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.566%	8,350,000	8,419,287
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	12,767,245	12,766,794
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.815%	14,900,000	15,042,596
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	19,587,478	18,764,010
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	24,626,285	24,547,557
Citigroup Mortgage Loan Trust(a),(g)
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	10,211,632	10,207,787
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	5,871,646
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.244%	669,015	669,169
CMO Series 2013-2 Class 1A1
11/25/2037	4.256%	43,242	43,179
CMO Series 2014-12 Class 3A1
10/25/2035	3.963%	4,683,043	4,722,134
CMO Series 2014-C Class A
02/25/2054	3.250%	668,912	653,200
CMO Series 2015-A Class A4
06/25/2058	4.250%	3,122,293	3,153,698
CMO Series 2015-A Class B3
06/25/2058	4.500%	921,183	874,264

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	9,074,322	204,167
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	7,865,881	7,827,922
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,782,933	3,588,544
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	3.945%	16,629	16,629
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	574,568	573,970
CMO Series 2018-1 Class A2
02/25/2048	2.981%	2,430,701	2,405,586
CMO Series 2018-3 Class A1
10/26/2048	3.692%	12,800,000	12,773,317
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	2,000,000	1,973,438
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	4.290%	8,587,623	8,913,574
CMO Series 2010-8R Class 1A5
03/26/2036	3.755%	7,452,000	7,488,464
CMO Series 2011-12R Class 3A1
07/27/2036	4.230%	2,068,056	2,076,720
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	28,619,546	28,616,896
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	1,942,367	1,956,879
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	6,237,234	6,222,505
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	498,198
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	836,227
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,898,385
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	4,961,634	4,963,208
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-2 Class A1
06/26/2023	4.090%	25,479,633	25,479,633
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	43,295,290	42,245,950
JPMorgan Resecuritization Trust(a),(g)
CMO Series 2014-1 Class 1016
03/26/2036	3.771%	1,519,468	1,516,404
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	720,481	716,807
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	11,618,275	11,512,060
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,902,817
LVII Resecuritization Trust(a),(g)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.286%	14,500,000	14,799,593
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2018-1 Class A1
05/25/2062	3.250%	5,543,604	5,474,688
Morgan Stanley Re-Remic Trust(a),(g)
CMO Series 2010-R1 Class 2B
07/26/2035	3.778%	379,234	378,611
CMO Series 2013-R3 Class 10A
10/26/2035	4.290%	157,807	157,112
Morgan Stanley Resecuritization Trust(a),(g)
CMO Series 2013-R9 Class 2A
06/26/2046	3.622%	246,990	246,469
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	9,631,102	9,612,191
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	20,307,604	20,197,413
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	8,536,382	8,516,078
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	12,775,642	12,636,451
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	2.585%	1,237,051	1,227,857
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2018-PLS2 Class A
02/25/2023	3.265%	11,117,580	11,050,017
Series 2018-PLS1 Class A
01/25/2023	3.193%	29,596,602	29,437,716

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-PLS1 Class C
01/25/2023	3.981%	19,383,690	19,186,608
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	12,656,937	12,570,217
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	16,761,890	16,647,788
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.766%	9,500,000	9,524,900
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.466%	5,735,821	5,758,376
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	5.066%	21,200,000	21,445,297
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.713%	17,400,000	17,541,027
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	10,161,554	10,161,515
CMO Series 2017-2A Class A2
09/25/2022	5.000%	8,860,000	8,805,633
CMO Series 2018-2A Class A1
08/25/2023	4.000%	20,501,041	20,419,184
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	20,253,232	20,123,964
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,888,185
CMO Series 2018-1A Class A1
04/25/2023	3.750%	20,347,705	20,185,173
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	1,041,853	1,036,686
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2017-NPL3 Class A1
06/29/2032	3.250%	9,546,397	9,476,196
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	25,208,109	24,956,040
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	8,865,180	8,817,025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	4.486%	2,331,967	2,382,601
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	11,359,053	11,341,596
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	363,885	362,898
U.S. Residential Opportunity Fund IV Trust(a)
Series 2017-1III Class A
11/27/2037	3.352%	7,516,860	7,451,253
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1A
08/25/2048	4.213%	16,700,000	16,699,987
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	19,300,000	19,299,986
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	6,067,673	5,945,904
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	28,853,272	28,746,258
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	23,082,562	22,847,270
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	6,000,000	5,927,799
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $894,312,849)			889,646,763

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/AzkoNobel(b),(m),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 09/20/2025		277,000	278,058
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.133%	347,933	269,474

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(m),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/21/2026		76,349	76,731
Term Loan
3-month USD LIBOR + 3.750% 09/19/2025		156,318	157,589
Total			234,320
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.104%	166,725	167,514
Property & Casualty 0.0%
Hub International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	184,538	184,860
Technology 0.1%
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.242%	59,400	59,419
Misys Ltd./Almonde/Tahoe(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.886%	183,389	183,444
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv/Thompson Reuter(a),(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.066%	849,613	847,370
Total			1,090,233
Total Senior Loans (Cost $2,289,064)			2,224,459

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2022	2.000%	51,897,800	50,048,941
10/31/2024	2.250%	37,314,000	35,789,747
08/15/2027	2.250%	30,048,500	28,179,783
Total U.S. Treasury Obligations (Cost $118,987,813)			114,018,471

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(o),(p)	99,075,875	99,065,968
Total Money Market Funds (Cost $99,065,968)		99,065,968
Total Investments in Securities (Cost: $5,236,603,776)		5,147,894,341
Other Assets & Liabilities, Net		(595,309,827)
Net Assets		4,552,584,514

At September 30, 2018, securities and/or cash totaling $26,965,748 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,654	12/2018	USD	234,199,437	—	(5,430,826)
U.S. Treasury 10-Year Note	8,430	12/2018	USD	1,007,242,449	—	(7,681,446)
U.S. Treasury 5-Year Note	3,481	12/2018	USD	392,683,256	—	(1,967,724)
U.S. Treasury Ultra 10-Year Note	214	12/2018	USD	27,288,443	—	(371,616)
Total					—	(15,451,612)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,384)	12/2018	EUR	(220,547,846)	1,416,749	—
U.S. Ultra Bond	(46)	12/2018	USD	(7,136,406)	249,303	—
Total					1,666,052	—

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(365,000,000)	(365,000,000)	2.75	2/20/2019	(1,076,750)	(311,199)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(365,000,000)	(365,000,000)	2.75	2/22/2019	(1,131,500)	(321,018)
Total							(2,208,250)	(632,217)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(420,000,000)	(420,000,000)	3.10	12/04/2018	(2,394,000)	(3,857,910)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(270,000,000)	(270,000,000)	3.10	12/10/2018	(783,000)	(1,105,704)
Total							(3,177,000)	(4,963,614)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	10,400,000	510,401	(3,467)	623,373	—	—	(116,439)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	17,000,000	834,309	(5,667)	1,120,546	—	—	(291,904)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	17,000,000	834,309	(5,666)	1,126,454	—	—	(297,811)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	18,000,000	883,386	(6,000)	1,186,461	—	—	(309,075)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	20,000,000	981,540	(6,666)	1,369,606	—	—	(394,732)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	13,000,000	638,000	(4,333)	806,852	—	—	(173,185)
Markit CMBX North America Index, Series 11 BBB-	Credit Suisse	11/18/2054	3.000	Monthly	USD	13,500,000	739,706	(4,500)	1,022,728	—	—	(287,522)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	4,100,000	201,216	(1,367)	260,747	—	—	(60,898)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	10,000,000	490,770	(3,333)	635,968	—	—	(148,531)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	10,500,000	515,308	(3,500)	794,064	—	—	(282,256)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	834,308	(5,666)	1,110,936	—	—	(282,294)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	10,400,000	510,400	(3,467)	799,685	—	—	(292,752)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	17,000,000	931,481	(5,667)	1,013,461	—	—	(87,647)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	11,000,000	602,723	(3,667)	790,837	—	—	(191,781)
34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	8,000,000	438,344	(2,667)	604,907	—	—	(169,230)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	17,000,000	931,482	(5,667)	1,251,973	—	—	(326,158)
Total								(71,300)	14,518,598	—	—	(3,712,215)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	4.307	USD	13,000,000	(719,063)	4,333	—	(1,061,430)	346,700	—
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	4.307	USD	5,000,000	(276,562)	1,667	—	(417,025)	142,130	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	4.307	USD	6,500,000	(359,531)	2,167	—	(704,566)	347,202	—
Total									8,167	—	(2,183,021)	836,032	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $2,440,812,376, which represents 53.61% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $7,108,889, which represents 0.16% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	Represents a security purchased on a forward commitment basis.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	29,842,175	1,863,881,784	(1,794,648,084)	99,075,875	12,603	(2,435)	1,818,341	99,065,968
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	27,569,614	—	—	27,569,614
Asset-Backed Securities — Non-Agency	—	931,916,784	23,939,221	—	955,856,005
Commercial Mortgage-Backed Securities - Agency	—	122,140,194	—	—	122,140,194
Commercial Mortgage-Backed Securities - Non-Agency	—	362,993,941	—	—	362,993,941
Corporate Bonds & Notes	—	1,204,208,944	—	—	1,204,208,944
Foreign Government Obligations	—	123,860,673	—	—	123,860,673
Municipal Bonds	—	5,792,282	—	—	5,792,282
Residential Mortgage-Backed Securities - Agency	—	1,235,588,152	4,928,875	—	1,240,517,027
Residential Mortgage-Backed Securities - Non-Agency	—	879,086,235	10,560,528	—	889,646,763
Senior Loans	—	2,224,459	—	—	2,224,459
U.S. Treasury Obligations	114,018,471	—	—	—	114,018,471
Money Market Funds	—	—	—	99,065,968	99,065,968
Total Investments in Securities	114,018,471	4,895,381,278	39,428,624	99,065,968	5,147,894,341
Investments in Derivatives
Asset
Futures Contracts	1,666,052	—	—	—	1,666,052
Swap Contracts	—	836,032	—	—	836,032
Liability
Futures Contracts	(15,451,612)	—	—	—	(15,451,612)
Options Contracts Written	—	(5,595,831)	—	—	(5,595,831)
Swap Contracts	—	(3,712,215)	—	—	(3,712,215)
Total	100,232,911	4,886,909,264	39,428,624	99,065,968	5,125,636,767
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2018 ($)
Asset-Backed Securities — Non-Agency	135,408,759	(9)	-	(2,978,620)	13,650,520	-	-	(122,141,429)	23,939,221
Corporate Bonds & Notes	63,720	-	-	-	-	-	-	(63,720)	-
Residential Mortgage-Backed Securities — Agency	-	(3,470)	-	(29,452)	4,961,797	-	-	-	4,928,875
Residential Mortgage-Backed Securities — Non-Agency	105,202,690	4,320	(61,276)	(12,982)	20,221,899	(17,869,895)	-	(96,924,228)	10,560,528
Total	240,675,169	841	(61,276)	(3,021,054)	38,834,216	(17,869,895)	-	(219,129,377)	39,428,624
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2018 was $(3,007,515), which is comprised of Asset-Backed Securities — Non-Agency of $(2,978,620), Residential Mortgage-Backed Securities-Agency of $(29,452) and Residential Mortgage-Backed Securities — Non-Agency of $557.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Greece 0.1%
Hellenic Republic Government Bond(b)
10/15/2042	0.000%	EUR	12,871,600	51,589
Total Foreign Government Obligations (Cost $475,928)				51,589

Inflation-Indexed Bonds(a) 99.6%

Australia 1.2%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	440,918	327,817
09/20/2030	2.500%	AUD	349,992	299,852
08/21/2035	2.000%	AUD	291,770	243,722
08/21/2040	1.250%	AUD	160,000	126,451
Australia Government Index-Linked Bond(c)
08/20/2020	4.000%	AUD	51,206	39,531
09/20/2025	3.000%	AUD	529,017	441,852
Total				1,479,225
Canada 2.0%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	266,642	230,857
12/01/2026	4.250%	CAD	221,651	220,966
12/01/2031	4.000%	CAD	565,619	620,563
12/01/2036	3.000%	CAD	332,403	359,412
12/01/2041	2.000%	CAD	362,133	359,597
12/01/2044	1.500%	CAD	452,930	420,593
12/01/2047	1.250%	CAD	206,895	185,411
Total				2,397,399
Denmark 0.2%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,682,789	280,627
France 8.3%
France Government Bond OAT(c)
07/25/2021	0.100%	EUR	228,776	278,741
07/25/2023	2.100%	EUR	876,618	1,189,104
03/01/2025	0.100%	EUR	386,633	481,227
07/25/2027	1.850%	EUR	2,119,104	3,079,541
07/25/2029	3.400%	EUR	257,898	438,453
07/25/2030	0.700%	EUR	227,748	306,166
07/25/2032	3.150%	EUR	542,449	964,397
07/25/2047	0.100%	EUR	376,070	470,429
French Republic Government Bond OAT(c)
07/25/2022	1.100%	EUR	1,024,782	1,317,030
07/25/2024	0.250%	EUR	20,974	26,579
07/25/2036	0.100%	EUR	477,229	596,789
07/25/2040	1.800%	EUR	426,862	729,538
Total				9,877,994
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 2.2%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	380,790	516,930
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2023	0.100%	EUR	694,798	866,009
04/15/2026	0.100%	EUR	587,815	751,000
04/15/2046	0.100%	EUR	335,459	474,858
Total				2,608,797
Italy 6.5%
Italy Buoni Poliennali Del Tesoro(c)
04/23/2020	1.650%	EUR	528,000	625,836
10/27/2020	1.250%	EUR	228,161	269,973
09/15/2021	2.100%	EUR	313,166	380,026
05/15/2022	0.100%	EUR	317,407	357,764
05/22/2023	0.450%	EUR	172,404	191,095
09/15/2023	2.600%	EUR	2,060,438	2,546,559
09/15/2026	3.100%	EUR	1,029,112	1,322,605
05/15/2028	1.300%	EUR	433,008	480,250
09/15/2032	1.250%	EUR	819,915	875,087
09/15/2035	2.350%	EUR	135,766	167,156
09/15/2041	2.550%	EUR	381,395	467,990
Total				7,684,341
Japan 6.1%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	729,400	6,633
03/10/2024	0.100%	JPY	103,600	944
09/10/2024	0.100%	JPY	42,940,800	392,105
03/10/2025	0.100%	JPY	158,513,900	1,450,247
03/10/2026	0.100%	JPY	104,580,413	959,567
03/10/2027	0.100%	JPY	227,771,784	2,093,907
03/10/2028	0.100%	JPY	255,606,900	2,354,292
Total				7,257,695
New Zealand 2.7%
New Zealand Government Inflation-Linked Bond(c)
09/20/2030	3.000%	NZD	3,256,567	2,542,157
09/20/2035	2.500%	NZD	564,293	421,725
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	291,095	217,440
Total				3,181,322
Spain 3.2%
Spain Government Inflation-Linked Bond(c)
11/30/2019	0.550%	EUR	914,851	1,093,444
11/30/2027	0.650%	EUR	535,033	659,236
11/30/2030	1.000%	EUR	139,186	175,325
11/30/2033	0.700%	EUR	460,315	546,363
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	39

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain Government Inflation-Linked Bond
11/30/2021	0.300%	EUR	1,053,354	1,288,223
Total				3,762,591
Sweden 0.9%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,470	1,729
06/01/2022	0.250%	SEK	2,641,019	324,058
06/01/2025	1.000%	SEK	3,152,376	422,824
12/01/2028	3.500%	SEK	1,617,290	278,721
Total				1,027,332
United Kingdom 23.5%
United Kingdom Gilt Inflation-Linked Bond(c)
04/16/2020	2.500%	GBP	1,071,130	1,506,609
03/22/2024	0.125%	GBP	464,780	677,851
03/22/2026	0.125%	GBP	92,715	139,134
11/22/2027	1.250%	GBP	188,690	319,319
08/10/2028	0.125%	GBP	75,657	118,130
03/22/2029	0.125%	GBP	658,463	1,031,248
11/22/2032	1.250%	GBP	32,432	61,716
03/22/2034	0.750%	GBP	909,705	1,670,813
01/26/2035	2.000%	GBP	736,616	1,590,434
11/22/2036	0.125%	GBP	411,654	727,723
11/22/2037	1.125%	GBP	654,607	1,367,093
03/22/2040	0.625%	GBP	1,326,949	2,688,889
11/22/2042	0.625%	GBP	483,906	1,029,765
03/22/2044	0.125%	GBP	604,209	1,185,211
03/22/2046	0.125%	GBP	354,025	712,653
11/22/2047	0.750%	GBP	550,692	1,303,195
08/10/2048	0.125%	GBP	394,648	824,735
03/22/2050	0.500%	GBP	597,077	1,399,083
03/22/2052	0.250%	GBP	500,404	1,145,901
11/22/2055	1.250%	GBP	713,728	2,186,347
11/22/2056	0.125%	GBP	161,426	384,047
03/22/2058	0.125%	GBP	640,666	1,551,293
03/22/2062	0.375%	GBP	621,098	1,731,211
11/22/2065	0.125%	GBP	262,824	731,142
03/22/2068	0.125%	GBP	614,432	1,784,003
Total				27,867,545
United States 42.8%
U.S. Treasury Inflation-Indexed Bond
07/15/2020	1.250%		970,645	981,960
04/15/2021	0.125%		4,067,046	3,984,234
07/15/2021	0.625%		810,630	808,616
01/15/2022	0.125%		807,230	787,438
04/15/2022	0.125%		5,036,029	4,893,998
07/15/2022	0.125%		65,751	64,168
01/15/2023	0.125%		843,938	817,107
04/15/2023	0.625%		1,288,478	1,271,752
07/15/2023	0.375%		346,522	339,795
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2024	0.625%	133,924	132,154
07/15/2024	0.125%	1,321,331	1,269,786
01/15/2025	2.375%	621,668	677,530
01/15/2026	0.625%	2,524,180	2,470,632
01/15/2026	2.000%	1,212,554	1,304,396
07/15/2026	0.125%	551,948	520,612
01/15/2027	0.375%	714,619	682,524
01/15/2027	2.375%	2,105,610	2,346,085
07/15/2027	0.375%	1,071,408	1,023,529
01/15/2028	0.500%	2,891,269	2,775,596
01/15/2028	1.750%	1,257,041	1,345,936
04/15/2028	3.625%	1,620,414	2,012,515
07/15/2028	0.750%	2,617,774	2,577,623
01/15/2029	2.500%	1,660,870	1,909,848
04/15/2032	3.375%	484,135	629,292
02/15/2040	2.125%	1,385,137	1,675,629
02/15/2041	2.125%	1,139,242	1,387,807
02/15/2042	0.750%	2,787,035	2,619,699
02/15/2043	0.625%	153,454	139,655
02/15/2044	1.375%	589,303	632,226
02/15/2045	0.750%	1,284,204	1,195,988
02/15/2047	0.875%	26,099	25,002
02/15/2048	1.000%	669,364	661,766
U.S. Treasury Inflation-Indexed Bond(d)
01/15/2025	0.250%	3,468,542	3,329,591
07/15/2025	0.375%	3,528,064	3,416,712
Total			50,711,201
Total Inflation-Indexed Bonds (Cost $120,246,427)			118,136,069

Options Purchased Calls 0.0%
Value ($)
(Cost $63,508)	42,508

Options Purchased Puts 0.1%

(Cost $156,966)	128,027

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(e),(f),(g)	543,436	543,382
Total Money Market Funds (Cost $543,382)		543,382
Total Investments in Securities (Cost $121,486,211)		118,901,575
Other Assets & Liabilities, Net		(342,367)
Net Assets		$118,559,208

At September 30, 2018, securities and/or cash totaling $588,505 were pledged as collateral.
40	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
122,859 USD	170,000 AUD	Citi	10/03/2018	26	—
1,675,693 EUR	1,955,184 USD	Citi	10/04/2018	9,306	—
728,000 EUR	843,142 USD	Citi	10/04/2018	—	(2,239)
512,000 GBP	670,602 USD	Citi	10/04/2018	3,200	—
1,250,534 GBP	1,619,175 USD	Citi	10/04/2018	—	(10,921)
371,571,000 JPY	3,343,482 USD	Citi	10/04/2018	72,699	—
2,021,000 NZD	1,345,946 USD	Citi	10/04/2018	6,310	—
2,957,071 USD	2,523,693 EUR	Citi	10/04/2018	—	(26,463)
614,386 USD	472,000 GBP	Citi	10/04/2018	875	—
1,893,990 USD	1,438,534 GBP	Citi	10/04/2018	—	(18,833)
2,348,907 USD	265,234,000 JPY	Citi	10/04/2018	—	(14,163)
1,344,662 USD	2,021,000 NZD	Citi	10/04/2018	—	(5,026)
340,000 AUD	245,770 USD	Citi	11/05/2018	—	(60)
600,000 EUR	705,213 USD	Citi	11/05/2018	6,669	—
1,438,534 GBP	1,896,650 USD	Citi	11/05/2018	18,750	—
241,996,000 JPY	2,148,099 USD	Citi	11/05/2018	12,819	—
2,216,000 NZD	1,473,979 USD	Citi	11/05/2018	4,802	—
322,423 USD	273,693 EUR	Citi	11/05/2018	—	(3,778)
581,173 USD	445,000 GBP	Citi	11/05/2018	—	(258)
1,875,000 AUD	1,368,356 USD	Deutsche Bank	10/04/2018	12,993	—
3,067,616 CAD	2,374,783 USD	Deutsche Bank	10/04/2018	—	(284)
1,751,471 DKK	275,256 USD	Deutsche Bank	10/04/2018	2,517	—
20,575,800 EUR	24,108,583 USD	Deutsche Bank	10/04/2018	215,187	—
115,000 EUR	133,539 USD	Deutsche Bank	10/04/2018	—	(4)
148,000 GBP	194,872 USD	Deutsche Bank	10/04/2018	1,951	—
20,124,879 GBP	26,225,495 USD	Deutsche Bank	10/04/2018	—	(7,680)
522,541,248 JPY	4,696,734 USD	Deutsche Bank	10/04/2018	97,022	—
2,959,130 NZD	1,969,601 USD	Deutsche Bank	10/04/2018	8,118	—
8,882,503 SEK	977,146 USD	Deutsche Bank	10/04/2018	—	(22,471)
1,401,179 USD	1,931,000 AUD	Deutsche Bank	10/04/2018	—	(5,335)
2,365,599 USD	3,067,616 CAD	Deutsche Bank	10/04/2018	9,469	—
276,034 USD	1,751,471 DKK	Deutsche Bank	10/04/2018	—	(3,295)
24,261,712 USD	20,641,800 EUR	Deutsche Bank	10/04/2018	—	(291,674)
26,517,969 USD	20,124,879 GBP	Deutsche Bank	10/04/2018	—	(284,795)
5,566,993 USD	628,878,248 JPY	Deutsche Bank	10/04/2018	—	(31,241)
322,129 USD	487,000 NZD	Deutsche Bank	10/04/2018	683	—
1,639,398 USD	2,464,130 NZD	Deutsche Bank	10/04/2018	—	(6,030)
1,008,308 USD	8,882,503 SEK	Deutsche Bank	10/04/2018	—	(8,691)
1,875,000 AUD	1,360,682 USD	Deutsche Bank	11/05/2018	5,001	—
3,067,616 CAD	2,367,125 USD	Deutsche Bank	11/05/2018	—	(9,631)
1,751,471 DKK	276,763 USD	Deutsche Bank	11/05/2018	3,268	—
20,575,800 EUR	24,242,675 USD	Deutsche Bank	11/05/2018	287,535	—
20,193,879 GBP	26,645,788 USD	Deutsche Bank	11/05/2018	284,172	—
33,000 GBP	43,074 USD	Deutsche Bank	11/05/2018	—	(5)
596,210,248 JPY	5,287,175 USD	Deutsche Bank	11/05/2018	26,446	—
2,116,130 NZD	1,408,230 USD	Deutsche Bank	11/05/2018	5,265	—
462,000 NZD	305,654 USD	Deutsche Bank	11/05/2018	—	(645)
8,882,503 SEK	1,010,895 USD	Deutsche Bank	11/05/2018	8,590	—
Total				1,103,673	(753,522)

CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	41

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Sterling	24	12/2019	GBP	2,963,400	6,936	—
Long Gilt	18	12/2018	GBP	2,217,120	—	(21,277)
Short Term Euro-BTP	8	12/2018	EUR	883,850	887	—
U.S. Treasury 10-Year Note	20	12/2018	USD	2,389,662	—	(21,538)
U.S. Treasury 2-Year Note	32	12/2018	USD	6,751,858	—	(9,430)
U.S. Ultra Bond	2	12/2018	USD	310,279	—	(6,891)
Total					7,823	(59,136)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(2)	12/2018	EUR	(251,369)	—	(873)
Euro-OAT	(16)	12/2018	EUR	(2,484,047)	23,464	—
Japanese 10-Year Government Bond	(4)	12/2018	JPY	(602,579,875)	5,659	—
U.S. Treasury 5-Year Note	(3)	12/2018	USD	(338,423)	2,176	—
U.S. Treasury Ultra 10-Year Note	(14)	12/2018	USD	(1,785,225)	13,128	—
Total					44,427	(873)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	630,000	630,000	3.19	12/20/2018	6,237	6,344
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	6,890,000	6,890,000	2.95	01/10/2020	18,113	10,682
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	6,890,000	6,890,000	2.95	01/21/2020	17,787	10,979
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	1,929
30-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	120,000	120,000	3.12	04/26/2023	12,168	10,755
90-Day Euro$ Future	JPMorgan	USD	5,820,600	24	97.75	06/17/2019	1,837	750
90-Day Euro$ Future	UBS	USD	2,425,250	10	97.75	06/17/2019	765	313
Euro$ Future, 2-Year Note	UBS	USD	2,671,900	11	97.38	03/18/2019	2,975	756
Total							63,508	42,508

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	630,000	630,000	3.19	12/20/2018	6,237	5,122
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	395,875,000	395,875,000	1.10	06/29/2022	53,851	36,946
20-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	5,230
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	860,000	860,000	3.54	06/17/2019	16,448	11,407
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	390,000	390,000	3.80	06/07/2021	14,896	13,110
42	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	120,000	120,000	3.12	04/26/2023	12,168	11,911
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	2,215,000	2,215,000	3.35	09/18/2019	15,837	16,480
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	2,215,000	2,215,000	3.40	09/19/2019	15,505	14,771
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	2,220,000	2,220,000	3.45	08/19/2019	13,181	11,801
U.S. Treasury 10-Year Note	JPMorgan	USD	3,563,438	30	118.00	10/05/2018	4,731	937
U.S. Treasury 10-Year Note	Citi	USD	118,781	1	118.00	11/23/2018	486	312
Total							156,966	128,027

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(550,000)	(550,000)	3.14	9/17/2019	(11,921)	(10,192)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(10,335,000)	(10,335,000)	2.45	1/10/2020	(12,756)	(6,227)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(10,335,000)	(10,335,000)	2.45	1/21/2020	(12,209)	(6,495)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(2,930,000)	(2,930,000)	2.45	5/30/2019	(5,362)	(1,223)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(12,100,000)	(12,100,000)	2.40	2/24/2020	(36,905)	(19,834)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(1,850,000)	(1,850,000)	2.88	4/14/2020	(13,389)	(7,434)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.89	4/14/2020	(13,343)	(7,547)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	4/17/2020	(12,649)	(8,035)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(950,000)	(950,000)	2.90	5/29/2020	(6,983)	(4,308)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,215,000)	(2,215,000)	2.85	9/18/2019	(15,727)	(13,526)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,215,000)	(2,215,000)	2.90	9/19/2019	(15,948)	(15,114)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,220,000)	(2,220,000)	2.95	8/19/2019	(15,325)	(15,492)
90-Day Euro$ Future	UBS	USD	(2,425,250)	(10)	97.88	6/17/2019	(485)	(187)
90-Day Euro$ Future	JPMorgan	USD	(5,820,600)	(24)	97.88	6/17/2019	(1,165)	(450)
Euro$ Future, 2-Year Note	UBS	USD	(1,694,963)	(7)	97.25	3/15/2019	(2,689)	(1,050)
Total							(176,856)	(117,114)

CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	43

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(960,000)	(960,000)	2.90	04/16/2019	(25,206)	(29,409)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(550,000)	(550,000)	3.14	09/17/2019	(11,921)	(13,020)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(13,974)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	UBS	EUR	(2,100,000)	(2,100,000)	1.65	02/21/2019	(24,011)	(810)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(2,930,000)	(2,930,000)	3.25	05/30/2019	(5,362)	(7,472)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,260,000)	(1,260,000)	3.30	09/06/2019	(2,986)	(4,152)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(12,100,000)	(12,100,000)	3.40	02/24/2020	(45,980)	(47,408)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.89	04/14/2020	(13,343)	(17,493)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.88	04/14/2020	(13,389)	(17,725)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	04/17/2020	(12,649)	(16,083)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,000,000)	(1,000,000)	3.15	05/05/2020	(5,500)	(6,628)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,340,000)	(1,340,000)	3.35	05/29/2020	(4,874)	(6,640)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(950,000)	(950,000)	2.90	05/29/2020	(6,983)	(9,066)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,330,000)	(1,330,000)	3.45	06/08/2020	(5,553)	(5,642)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(850,000)	(850,000)	3.50	06/15/2020	(3,124)	(3,346)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EUR EURIBOR	Citi	EUR	(468,000)	(468,000)	0.60	06/25/2019	(3,641)	(4,707)
Total							(200,400)	(203,575)

44	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	Receives At maturity, Pays At maturity	Deutsche Bank	07/02/2023	GBP	1,220,000	(74,373)	—	—	—	—	(74,373)
UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	Receives At maturity, Pays At maturity	Deutsche Bank	07/13/2026	GBP	320,000	24,492	—	—	—	24,492	—
Total							(49,881)	—	—	—	24,492	(74,373)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.008%	U.S. CPI Urban Consumers NSA	Receives At maturity, Pays At maturity	Goldman Sachs	10/01/2018	USD	1,555,000	277	—	—	277	—
Fixed rate of 2.183%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Goldman Sachs	06/29/2020	CAD	4,530,000	(16,397)	—	—	—	(16,397)
3-Month USD LIBOR	Fixed rate of 2.785%	Receives Quarterly, Pays Semi annually	Goldman Sachs	07/03/2020	USD	3,460,000	6,519	—	—	6,519	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.230%	Receives At maturity, Pays At maturity	Goldman Sachs	09/18/2020	USD	2,970,000	5,631	—	—	5,631	—
3-Month USD LIBOR	Fixed rate of 3.069%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/10/2021	USD	390,000	865	—	—	865	—
3-Month USD LIBOR	Fixed rate of 3.045%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/10/2021	USD	195,000	521	—	—	521	—
3-Month USD LIBOR	Fixed rate of 3.057%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/10/2021	USD	195,000	477	—	—	477	—
3-Month USD LIBOR	Fixed rate of 3.070%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/12/2021	USD	380,000	842	—	—	842	—
3-Month USD LIBOR	Fixed rate of 3.109%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/13/2021	USD	390,000	573	—	—	573	—
3-Month USD LIBOR	Fixed rate of 3.123%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/13/2021	USD	390,000	470	—	—	470	—
3-Month USD LIBOR	Fixed rate of 3.126%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/13/2021	USD	390,000	452	—	—	452	—
3-Month USD LIBOR	Fixed rate of 3.089%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/13/2021	USD	195,000	362	—	—	362	—
3-Month USD LIBOR	Fixed rate of 3.093%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/13/2021	USD	195,000	345	—	—	345	—
3-Month USD LIBOR	Fixed rate of 3.152%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/17/2021	USD	400,000	270	—	—	270	—
3-Month USD LIBOR	Fixed rate of 3.161%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/17/2021	USD	400,000	199	—	—	199	—
3-Month USD LIBOR	Fixed rate of 3.142%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/17/2021	USD	200,000	171	—	—	171	—
3-Month USD LIBOR	Fixed rate of 3.151%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/17/2021	USD	200,000	137	—	—	137	—
3-Month USD LIBOR	Fixed rate of 3.164%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/19/2021	USD	395,000	175	—	—	175	—
3-Month USD LIBOR	Fixed rate of 3.173%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/19/2021	USD	395,000	108	—	—	108	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	45

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 3.163%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/20/2021	USD	395,000	183	—	—	183	—
3-Month USD LIBOR	Fixed rate of 3.173%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/20/2021	USD	395,000	113	—	—	113	—
3-Month USD LIBOR	Fixed rate of 3.199%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/23/2021	USD	390,000	(82)	—	—	—	(82)
3-Month USD LIBOR	Fixed rate of 3.208%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/24/2021	USD	195,000	(72)	—	—	—	(72)
3-Month USD LIBOR	Fixed rate of 3.210%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/24/2021	USD	195,000	(81)	—	—	—	(81)
3-Month USD LIBOR	Fixed rate of 3.230%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/27/2021	USD	195,000	(152)	—	—	—	(152)
3-Month USD LIBOR	Fixed rate of 3.230%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/27/2021	USD	195,000	(154)	—	—	—	(154)
3-Month USD LIBOR	Fixed rate of 2.874%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/25/2022	USD	400,000	1,956	—	—	1,956	—
Fixed rate of 2.628%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	Goldman Sachs	02/28/2023	USD	980,000	(5,791)	—	—	—	(5,791)
Fixed rate of 2.570%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	Goldman Sachs	02/28/2023	USD	2,470,000	(20,204)	—	—	—	(20,204)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.380%	Receives At maturity, Pays At maturity	Goldman Sachs	04/15/2023	EUR	1,150,000	10,993	—	—	10,993	—
Fixed rate of 0.129%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Goldman Sachs	04/26/2023	JPY	620,000,000	1,076	—	—	1,076	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.256%	Receives At maturity, Pays At maturity	Goldman Sachs	05/15/2023	GBP	1,635,000	27,172	—	—	27,172	—
Fixed rate of 2.945%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/16/2023	USD	820,000	2,190	—	—	2,190	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.545%	Receives At maturity, Pays At maturity	Goldman Sachs	07/15/2023	EUR	975,000	3,058	—	—	3,058	—
3-Month USD LIBOR	Fixed rate of 2.985%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/02/2023	USD	1,040,000	3,188	—	—	3,188	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.350%	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2023	GBP	1,690,000	19,834	—	—	19,834	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.357%	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2023	GBP	1,690,000	19,004	—	—	19,004	—
Fixed rate of 3.355%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2023	GBP	5,020,000	(57,418)	—	—	—	(57,418)
UK Retail Price Index All Items Monthly	Fixed rate of 3.475%	Receives At maturity, Pays At maturity	Goldman Sachs	09/15/2023	GBP	1,380,000	1,350	—	—	1,350	—
3-Month USD LIBOR	Fixed rate of 2.924%	Receives Quarterly, Pays Semi annually	Goldman Sachs	07/19/2024	USD	2,120,000	7,232	—	—	7,232	—
Fixed rate of 2.950%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	08/21/2024	USD	1,580,000	(14,385)	—	—	—	(14,385)
Fixed rate of 3.110%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/20/2024	USD	1,550,500	(2,944)	—	—	—	(2,944)
46	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.150%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/23/2024	USD	1,550,500	(151)	—	—	—	(151)
Fixed rate of 2.978%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	07/19/2026	USD	1,120,000	(3,991)	—	—	—	(3,991)
3-Month NZD-LIBOR	Fixed rate of 3.067%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	537,075	(7,489)	—	—	—	(7,489)
3-Month NZD-LIBOR	Fixed rate of 3.070%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	542,500	(7,652)	—	—	—	(7,652)
3-Month NZD-LIBOR	Fixed rate of 3.055%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	1,090,425	(14,500)	—	—	—	(14,500)
6-Month JPY BBA LIBOR	Fixed rate of 0.273%	Receives Semi annually, Pays Semi annually	Goldman Sachs	11/08/2027	JPY	77,585,000	2,778	—	—	2,778	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.455%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2027	GBP	1,215,000	3,887	—	—	3,887	—
6-Month JPY BBA LIBOR	Fixed rate of 0.351%	Receives Semi annually, Pays Semi annually	Goldman Sachs	01/11/2028	JPY	75,125,000	(1,435)	—	—	—	(1,435)
Fixed rate of 3.405%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2028	GBP	1,320,000	(16,212)	—	—	—	(16,212)
6-Month EURIBOR	Fixed rate of 1.040%	Receives Semi annually, Pays Annually	Goldman Sachs	03/23/2028	EUR	360,000	(6,336)	—	—	—	(6,336)
6-Month JPY BBA LIBOR	Fixed rate of 0.320%	Receives semi annually, Pays semi annually	Goldman Sachs	04/27/2028	JPY	147,745,000	2,090	—	—	2,090	—
3-Month USD LIBOR	Fixed rate of 2.913%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/15/2028	USD	920,000	18,306	—	—	18,306	—
3-Month USD LIBOR	Fixed rate of 3.043%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/15/2028	USD	390,000	3,620	—	—	3,620	—
3-Month USD LIBOR	Fixed rate of 3.072%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/15/2028	USD	390,000	2,705	—	—	2,705	—
3-Month USD LIBOR	Fixed rate of 3.119%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/15/2028	USD	650,000	2,028	—	—	2,028	—
3-Month NZD-LIBOR	Fixed rate of 3.215%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/18/2028	NZD	346,500	(9,027)	—	—	—	(9,027)
3-Month NZD-LIBOR	Fixed rate of 3.219%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/24/2028	NZD	404,250	(10,544)	—	—	—	(10,544)
3-Month NZD-LIBOR	Fixed rate of 3.220%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/24/2028	NZD	404,250	(10,568)	—	—	—	(10,568)
Fixed rate of 3.338%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	06/15/2028	GBP	140,000	(3,945)	—	—	—	(3,945)
3-Month NZD-LIBOR	Fixed rate of 2.868%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/15/2028	NZD	724,732	266	—	—	266	—
Fixed rate of 3.385%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2028	GBP	770,000	(15,584)	—	—	—	(15,584)
3-Month NZD-LIBOR	Fixed rate of 2.890%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/16/2028	NZD	340,268	(320)	—	—	—	(320)
3-Month NZD-LIBOR	Fixed rate of 2.890%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/21/2028	NZD	782,384	(628)	—	—	—	(628)
3-Month USD LIBOR	Fixed rate of 2.887%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/24/2028	USD	180,000	3,794	—	—	3,794	—
3-Month NZD-LIBOR	Fixed rate of 2.855%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/28/2028	NZD	287,616	423	—	—	423	—
Fixed rate of 0.878%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Goldman Sachs	08/28/2028	EUR	80,000	(799)	—	—	—	(799)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	47

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.979%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/30/2028	USD	45,000	604	—	—	604	—
3-Month USD LIBOR	Fixed rate of 2.989%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/30/2028	USD	45,000	562	—	—	562	—
3-Month USD LIBOR	Fixed rate of 3.002%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/31/2028	USD	45,000	507	—	—	507	—
Fixed rate of 2.954%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/04/2028	USD	45,000	(715)	—	—	—	(715)
Fixed rate of 2.941%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/04/2028	USD	45,000	(766)	—	—	—	(766)
3-Month USD LIBOR	Fixed rate of 2.997%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/06/2028	USD	45,000	548	—	—	548	—
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/06/2028	USD	45,000	545	—	—	545	—
3-Month USD LIBOR	Fixed rate of 2.997%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/07/2028	USD	45,000	547	—	—	547	—
3-Month USD LIBOR	Fixed rate of 3.007%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/07/2028	USD	45,000	510	—	—	510	—
Fixed rate of 3.500%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	09/15/2028	GBP	1,380,000	(575)	—	—	—	(575)
Fixed rate of 3.080%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/18/2028	USD	80,000	(422)	—	—	—	(422)
Fixed rate of 3.090%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/18/2028	USD	140,000	(617)	—	—	—	(617)
3-Month USD LIBOR	Fixed rate of 3.180%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/24/2028	USD	45,000	(147)	—	—	—	(147)
3-Month USD LIBOR	Fixed rate of 3.186%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/24/2028	USD	45,000	(168)	—	—	—	(168)
Fixed rate of 2.928%	3-Month NZD-LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/25/2028	NZD	347,500	680	—	—	680	—
Fixed rate of 3.150%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	10/01/2028	USD	170,000	70	—	—	70	—
Fixed rate of 3.548%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2032	GBP	1,215,000	8,831	—	—	8,831	—
Fixed rate of 3.600%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2042	GBP	730,000	19,561	—	—	19,561	—
Fixed rate of 1.832%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	05/15/2047	EUR	180,000	(8,232)	—	—	—	(8,232)
UK Retail Price Index All Items Monthly	Fixed rate of 3.550%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2047	GBP	730,000	(18,192)	—	—	—	(18,192)
6-Month EURIBOR	Fixed rate of 1.519%	Receives Semi annually, Pays Annually	Goldman Sachs	01/05/2048	EUR	215,000	(1,962)	—	—	—	(1,962)
6-Month EURIBOR	Fixed rate of 1.491%	Receives Semi annually, Pays Annually	Goldman Sachs	01/08/2048	EUR	215,000	(193)	—	—	—	(193)
Fixed rate of 1.991%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	717	—	—	717	—
48	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.974%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	(323)	—	—	—	(323)
UK Retail Price Index All Items Monthly	Fixed rate of 3.510%	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2048	GBP	320,000	3,097	—	—	3,097	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2048	GBP	150,000	10,425	—	—	10,425	—
Fixed rate of 1.983%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	06/15/2048	EUR	145,000	(567)	—	—	—	(567)
Fixed rate of 2.000%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	07/15/2048	EUR	145,000	290	—	—	290	—
6-Month GBP LIBOR	Fixed rate of 1.578%	Receives semi annually, Pays semi annually	Goldman Sachs	07/19/2048	GBP	375,000	18,854	—	—	18,854	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.433%	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2048	GBP	20,000	1,178	—	—	1,178	—
Fixed rate of 3.440%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2048	GBP	170,000	(9,177)	—	—	—	(9,177)
Total							(45,751)	—	—	223,166	(268,917)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $54,956,152, which represents 46.35% of total net assets.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	504,140	32,890,294	(32,850,998)	543,436	(37)	(12)	18,414	543,382

(g)	At September 30, 2018, cash or short-term securities were designated to cover open put and/or call options written.
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	49

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
50	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	51,589	—	—	51,589
Inflation-Indexed Bonds	—	118,136,069	—	—	118,136,069
Options Purchased Calls	1,819	40,689	—	—	42,508
Options Purchased Puts	1,249	126,778	—	—	128,027
Money Market Funds	—	—	—	543,382	543,382
Total Investments in Securities	3,068	118,355,125	—	543,382	118,901,575
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,103,673	—	—	1,103,673
Futures Contracts	52,250	—	—	—	52,250
Swap Contracts	—	247,658	—	—	247,658
Liability
Forward Foreign Currency Exchange Contracts	—	(753,522)	—	—	(753,522)
Futures Contracts	(60,009)	—	—	—	(60,009)
Options Contracts Written	(1,687)	(319,002)	—	—	(320,689)
Swap Contracts	—	(343,290)	—	—	(343,290)
Total	(6,378)	118,290,642	—	543,382	118,827,646
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2018	51

Portfolio of Investments
CTIVPSM – MFS® Blended Research® Core Equity Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Auto Components 1.2%
Lear Corp.	166,070	24,080,150
Hotels, Restaurants & Leisure 1.6%
Aramark	127,728	5,494,858
Marriott International, Inc., Class A	215,758	28,486,529
Total		33,981,387
Household Durables 0.4%
PulteGroup, Inc.	361,853	8,963,099
Internet & Direct Marketing Retail 5.4%
Amazon.com, Inc.(a)	42,156	84,438,468
Booking Holdings, Inc.(a)	14,976	29,712,384
Total		114,150,852
Media 1.8%
Comcast Corp., Class A	1,069,484	37,870,428
Specialty Retail 1.8%
Best Buy Co., Inc.	125,732	9,978,092
Ross Stores, Inc.	190,601	18,888,559
Urban Outfitters, Inc.(a)	224,938	9,199,964
Total		38,066,615
Textiles, Apparel & Luxury Goods 0.1%
lululemon athletica, Inc.(a)	8,677	1,409,926
Total Consumer Discretionary		258,522,457
Consumer Staples 8.7%
Beverages 2.4%
Molson Coors Brewing Co., Class B	405,658	24,947,967
PepsiCo, Inc.	228,071	25,498,338
Total		50,446,305
Food & Staples Retailing 3.8%
Costco Wholesale Corp.	136,029	31,950,492
U.S. Foods Holding Corp.(a)	497,503	15,333,042
Walgreens Boots Alliance, Inc.	454,458	33,129,988
Total		80,413,522
Food Products 0.5%
Tyson Foods, Inc., Class A	181,075	10,779,395
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.3%
Kimberly-Clark Corp.	47,560	5,404,718
Tobacco 1.7%
Philip Morris International, Inc.	453,453	36,974,558
Total Consumer Staples		184,018,498
Energy 5.4%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	302,643	18,437,012
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.	9,291	1,136,103
EOG Resources, Inc.	254,317	32,443,220
Exxon Mobil Corp.	95,745	8,140,240
Kinder Morgan, Inc.	74,064	1,313,155
Phillips 66	261,864	29,517,310
Pioneer Natural Resources Co.	19,613	3,416,388
Valero Energy Corp.	177,741	20,218,039
Total		96,184,455
Total Energy		114,621,467
Financials 13.8%
Banks 6.0%
Bank of America Corp.	1,632,365	48,089,473
Citigroup, Inc.	301,304	21,615,549
JPMorgan Chase & Co.	114,770	12,950,647
Wells Fargo & Co.	821,347	43,169,998
Total		125,825,667
Capital Markets 1.7%
Goldman Sachs Group, Inc. (The)	23,325	5,230,398
Morgan Stanley	649,093	30,228,261
Total		35,458,659
Consumer Finance 2.1%
Discover Financial Services	351,949	26,906,501
Synchrony Financial	602,227	18,717,215
Total		45,623,716
Diversified Financial Services 0.6%
Berkshire Hathaway, Inc., Class B(a)	60,504	12,954,512
52	CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.4%
Allstate Corp. (The)	221,007	21,813,391
MetLife, Inc.	524,122	24,486,980
Prudential Financial, Inc.	246,942	25,020,163
Total		71,320,534
Total Financials		291,183,088
Health Care 13.7%
Biotechnology 2.4%
Biogen, Inc.(a)	102,483	36,208,269
Celgene Corp.(a)	160,896	14,398,583
Total		50,606,852
Health Care Equipment & Supplies 2.1%
Align Technology, Inc.(a)	13,710	5,363,626
Medtronic PLC	392,468	38,607,077
Total		43,970,703
Health Care Providers & Services 3.2%
HCA Healthcare, Inc.	133,440	18,564,173
Humana, Inc.	90,598	30,669,235
UnitedHealth Group, Inc.	3,755	998,980
WellCare Health Plans, Inc.(a)	58,284	18,679,439
Total		68,911,827
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	558,702	34,684,220
Eli Lilly & Co.	143,555	15,404,887
Johnson & Johnson	426,549	58,936,275
Pfizer, Inc.	391,940	17,272,796
Total		126,298,178
Total Health Care		289,787,560
Industrials 10.2%
Aerospace & Defense 3.3%
Boeing Co. (The)	122,729	45,642,915
Lockheed Martin Corp.	12,360	4,276,066
Textron, Inc.	257,801	18,425,037
United Technologies Corp.	4,097	572,802
Total		68,916,820
Airlines 1.1%
Delta Air Lines, Inc.	404,968	23,419,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.5%
Eaton Corp. PLC	356,266	30,898,950
Industrial Conglomerates 1.5%
Honeywell International, Inc.	193,850	32,256,640
Machinery 0.7%
AGCO Corp.	101,139	6,148,240
Ingersoll-Rand PLC	83,020	8,492,946
Total		14,641,186
Road & Rail 2.0%
Union Pacific Corp.	256,503	41,766,383
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.(a)	74,707	3,196,713
Total Industrials		215,095,991
Information Technology 25.9%
Communications Equipment 2.2%
Cisco Systems, Inc.	963,809	46,889,308
Internet Software & Services 4.6%
Alphabet, Inc., Class A(a)	33,621	40,583,237
Alphabet, Inc., Class C(a)	34,863	41,607,944
Facebook, Inc., Class A(a)	90,546	14,891,195
Total		97,082,376
IT Services 4.1%
DXC Technology Co.	307,838	28,789,010
FleetCor Technologies, Inc.(a)	128,410	29,256,934
Global Payments, Inc.	42,690	5,438,706
Leidos Holdings, Inc.	152,250	10,529,610
MasterCard, Inc., Class A	34,587	7,699,412
Visa, Inc., Class A	28,732	4,312,386
Total		86,026,058
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	884,425	41,824,458
NVIDIA Corp.	62,927	17,683,746
Total		59,508,204

CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018	53

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.1%
Adobe Systems, Inc.(a)	123,476	33,332,346
Electronic Arts, Inc.(a)	256,667	30,925,807
Microsoft Corp.	886,493	101,388,204
Salesforce.com, Inc.(a)	30,916	4,916,572
Total		170,562,929
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	320,783	72,413,554
Hewlett Packard Enterprise Co.	825,441	13,462,943
Total		85,876,497
Total Information Technology		545,945,372
Materials 1.8%
Chemicals 1.8%
CF Industries Holdings, Inc.	607,320	33,062,501
Eastman Chemical Co.	39,682	3,798,361
Total		36,860,862
Total Materials		36,860,862
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Extra Space Storage, Inc.	310,676	26,916,969
Host Hotels & Resorts, Inc.	72,544	1,530,678
Life Storage, Inc.	136,399	12,979,729
STORE Capital Corp.	655,180	18,207,452
Total		59,634,828
Total Real Estate		59,634,828
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	458,105	9,711,826
Verizon Communications, Inc.	119,646	6,387,900
Total		16,099,726
Total Telecommunication Services		16,099,726
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.9%
Electric Utilities 1.6%
American Electric Power Co., Inc.	37,220	2,638,154
Exelon Corp.	717,794	31,338,886
Total		33,977,040
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	1,536,305	21,508,270
NRG Energy, Inc.	620,469	23,205,541
Vistra Energy Corp(a)	100,529	2,501,161
Total		47,214,972
Total Utilities		81,192,012
Total Common Stocks (Cost $1,699,262,880)		2,092,961,861

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	17,417,992	17,416,250
Total Money Market Funds (Cost $17,416,250)		17,416,250
Total Investments in Securities (Cost: $1,716,679,130)		2,110,378,111
Other Assets & Liabilities, Net		(2,172,234)
Net Assets		2,108,205,877

54	CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	7,891,513	76,276,203	(66,749,724)	17,417,992	(676)	—	149,097	17,416,250
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018	55

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	258,522,457	—	—	—	258,522,457
Consumer Staples	184,018,498	—	—	—	184,018,498
Energy	114,621,467	—	—	—	114,621,467
Financials	291,183,088	—	—	—	291,183,088
Health Care	289,787,560	—	—	—	289,787,560
Industrials	215,095,991	—	—	—	215,095,991
Information Technology	545,945,372	—	—	—	545,945,372
Materials	36,860,862	—	—	—	36,860,862
Real Estate	59,634,828	—	—	—	59,634,828
Telecommunication Services	16,099,726	—	—	—	16,099,726
Utilities	81,192,012	—	—	—	81,192,012
Total Common Stocks	2,092,961,861	—	—	—	2,092,961,861
Money Market Funds	—	—	—	17,416,250	17,416,250
Total Investments in Securities	2,092,961,861	—	—	17,416,250	2,110,378,111
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
56	CTIVPSM – MFS® Blended Research® Core Equity Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Victory Sycamore Established Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 12.7%
Auto Components 1.2%
BorgWarner, Inc.	185,400	7,931,412
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	70,100	7,794,419
Yum! Brands, Inc.	74,600	6,781,886
Total		14,576,305
Leisure Products 2.1%
Hasbro, Inc.	124,975	13,137,372
Media 3.9%
CBS Corp., Class B Non Voting	140,900	8,094,705
Cinemark Holdings, Inc.	262,800	10,564,560
Interpublic Group of Companies, Inc. (The)	252,100	5,765,527
Total		24,424,792
Specialty Retail 1.7%
AutoNation, Inc.(a)	199,775	8,300,651
Tiffany & Co.	17,050	2,198,939
Total		10,499,590
Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.	95,750	9,440,950
Total Consumer Discretionary		80,010,421
Consumer Staples 7.6%
Food & Staples Retailing 2.4%
Kroger Co. (The)	244,075	7,105,023
SYSCO Corp.	108,500	7,947,625
Total		15,052,648
Food Products 5.2%
Archer-Daniels-Midland Co.	317,575	15,964,496
Hormel Foods Corp.	211,700	8,340,980
Ingredion, Inc.	85,425	8,966,208
Total		33,271,684
Total Consumer Staples		48,324,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
Cimarex Energy Co.	104,175	9,682,025
Devon Energy Corp.	266,875	10,658,987
Parsley Energy, Inc., Class A(a)	272,650	7,975,013
PDC Energy, Inc.(a)	127,075	6,221,592
Total		34,537,617
Total Energy		34,537,617
Financials 18.8%
Banks 4.0%
Citizens Financial Group, Inc.	119,525	4,610,079
Prosperity Bancshares, Inc.	94,325	6,541,439
SunTrust Banks, Inc.	214,500	14,326,455
Total		25,477,973
Capital Markets 1.2%
E*TRADE Financial Corp.(a)	140,700	7,371,273
Insurance 13.6%
Aflac, Inc.	198,800	9,357,516
Alleghany Corp.	22,500	14,681,925
Allstate Corp. (The)	92,800	9,159,360
American Financial Group, Inc.	62,200	6,902,334
Arthur J Gallagher & Co.	130,400	9,706,976
Fidelity National Financial, Inc.	207,200	8,153,320
Markel Corp.(a)	8,250	9,805,043
Travelers Companies, Inc. (The)	49,275	6,391,460
WR Berkley Corp.	148,650	11,881,594
Total		86,039,528
Total Financials		118,888,774
Health Care 6.4%
Health Care Equipment & Supplies 2.2%
Hologic, Inc.(a)	172,250	7,058,805
STERIS PLC	57,900	6,623,760
Total		13,682,565
CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018	57

Portfolio of Investments   (continued)
CTIVPSM – Victory Sycamore Established Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	21,200	1,955,064
HCA Healthcare, Inc.	28,750	3,999,700
Quest Diagnostics, Inc.	109,351	11,800,066
Total		17,754,830
Pharmaceuticals 1.4%
Perrigo Co. PLC	129,275	9,152,670
Total Health Care		40,590,065
Industrials 14.4%
Aerospace & Defense 2.0%
Textron, Inc.	175,400	12,535,838
Building Products 1.0%
Owens Corning	111,415	6,046,492
Commercial Services & Supplies 1.2%
Republic Services, Inc.	106,760	7,757,182
Construction & Engineering 1.4%
Quanta Services, Inc.(a)	268,600	8,965,868
Electrical Equipment 0.9%
Hubbell, Inc.	44,740	5,975,922
Machinery 6.5%
AGCO Corp.	135,925	8,262,881
Colfax Corp.(a)	179,775	6,482,686
Ingersoll-Rand PLC	83,425	8,534,377
PACCAR, Inc.	59,525	4,059,010
Parker-Hannifin Corp.	52,045	9,572,637
Xylem, Inc.	51,530	4,115,701
Total		41,027,292
Road & Rail 1.4%
Landstar System, Inc.	70,100	8,552,200
Total Industrials		90,860,794
Information Technology 15.5%
Communications Equipment 2.5%
Arris International PLC(a)	230,500	5,990,695
Motorola Solutions, Inc.	75,100	9,773,514
Total		15,764,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.7%
Coherent, Inc.(a)	18,075	3,112,334
Flex Ltd.(a)	584,525	7,668,968
Keysight Technologies, Inc.(a)	98,820	6,549,790
Total		17,331,092
IT Services 6.8%
Black Knight, Inc.(a)	150,172	7,801,435
DXC Technology Co.	101,490	9,491,345
Fidelity National Information Services, Inc.	101,260	11,044,428
Leidos Holdings, Inc.	97,475	6,741,371
MAXIMUS, Inc.	118,050	7,680,333
Total		42,758,912
Software 2.4%
Nuance Communications, Inc.(a)	563,200	9,754,624
Synopsys, Inc.(a)	51,890	5,116,873
Total		14,871,497
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	423,200	6,902,392
Total Information Technology		97,628,102
Materials 7.1%
Chemicals 2.7%
Celanese Corp., Class A	68,800	7,843,200
Eastman Chemical Co.	97,925	9,373,381
Total		17,216,581
Containers & Packaging 2.5%
AptarGroup, Inc.	71,950	7,751,893
Packaging Corp. of America	71,700	7,864,773
Total		15,616,666
Metals & Mining 1.9%
Reliance Steel & Aluminum Co.	137,397	11,718,590
Total Materials		44,551,837

58	CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Victory Sycamore Established Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.4%
Equity Real Estate Investment Trusts (REITS) 5.4%
Healthcare Trust of America, Inc., Class A	301,250	8,034,338
Lamar Advertising Co., Class A	135,800	10,565,240
National Retail Properties, Inc.	347,775	15,587,275
Total		34,186,853
Total Real Estate		34,186,853
Utilities 3.5%
Electric Utilities 2.3%
Alliant Energy Corp.	162,480	6,916,773
Xcel Energy, Inc.	162,132	7,654,252
Total		14,571,025
Multi-Utilities 1.2%
DTE Energy Co.	71,930	7,849,721
Total Utilities		22,420,746
Total Common Stocks (Cost $519,800,886)		611,999,541

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	23,656,212	23,653,846
Total Money Market Funds (Cost $23,654,257)		23,653,846
Total Investments in Securities (Cost: $543,455,143)		635,653,387
Other Assets & Liabilities, Net		(3,923,395)
Net Assets		631,729,992

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	13,730,368	60,017,117	(50,091,273)	23,656,212	(1,048)	(523)	257,435	23,653,846
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018	59

Portfolio of Investments   (continued)
CTIVPSM – Victory Sycamore Established Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	80,010,421	—	—	—	80,010,421
Consumer Staples	48,324,332	—	—	—	48,324,332
Energy	34,537,617	—	—	—	34,537,617
Financials	118,888,774	—	—	—	118,888,774
Health Care	40,590,065	—	—	—	40,590,065
Industrials	90,860,794	—	—	—	90,860,794
Information Technology	97,628,102	—	—	—	97,628,102
Materials	44,551,837	—	—	—	44,551,837
Real Estate	34,186,853	—	—	—	34,186,853
Utilities	22,420,746	—	—	—	22,420,746
Total Common Stocks	611,999,541	—	—	—	611,999,541
Money Market Funds	—	—	—	23,653,846	23,653,846
Total Investments in Securities	611,999,541	—	—	23,653,846	635,653,387
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
60	CTIVPSM – Victory Sycamore Established Value Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Auto Components 1.0%
Cooper Tire & Rubber Co.	66,605	1,884,921
Cooper-Standard Holding, Inc.(a)	11,051	1,325,899
Dana, Inc.	98,962	1,847,621
Gentherm, Inc.(a)	19,520	887,184
Modine Manufacturing Co.(a)	78,544	1,170,306
Shiloh Industries, Inc.(a)	8,017	88,187
Stoneridge, Inc.(a)	11,285	335,390
Tower International, Inc.	24,428	738,947
VOXX International Corp.(a)	6,821	35,469
Total		8,313,924
Distributors 0.2%
Core-Mark Holding Co., Inc.	51,978	1,765,173
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	6,700	322,940
American Public Education, Inc.(a)	1,202	39,726
Graham Holdings Co., Class B	7,086	4,104,920
K12, Inc.(a)	62,015	1,097,665
Total		5,565,251
Hotels, Restaurants & Leisure 0.7%
Del Frisco’s Restaurant Group, Inc.(a)	9,199	76,352
J. Alexander’s Holdings, Inc.(a)	16,016	190,590
Jack in the Box, Inc.	47,911	4,016,379
Red Lion Hotels Corp.(a)	96,941	1,211,763
Town Sports International Holdings, Inc.(a)	4,400	38,060
Total		5,533,144
Household Durables 1.1%
Bassett Furniture Industries, Inc.	1,394	29,623
CSS Industries Inc	11,990	170,618
Hooker Furniture Corp.	4,849	163,896
La-Z-Boy, Inc.	81,522	2,576,095
M/I Homes, Inc.(a)	85,626	2,049,030
MDC Holdings, Inc.	145,225	4,295,755
Total		9,285,017
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.2%
Brunswick Corp.	20,546	1,376,993
Clarus Corp.	3,414	37,725
Total		1,414,718
Media 0.7%
Gannett Co., Inc.	77,541	776,185
Madison Square Garden Co. (The), Class A(a)	2,410	759,921
Meredith Corp.	34,773	1,775,162
MSG Networks, Inc., Class A(a)	36,200	933,960
Scholastic Corp.	38,100	1,778,889
Total		6,024,117
Multiline Retail 0.6%
Big Lots, Inc.	121,035	5,058,053
Specialty Retail 3.6%
Aaron’s, Inc.	116,149	6,325,475
Build-A-Bear Workshop, Inc.(a)	4,484	40,580
Caleres, Inc.	53,915	1,933,392
Cato Corp. (The), Class A	40,300	847,106
Chico’s FAS, Inc.	906,061	7,855,549
Children’s Place, Inc. (The)	20,810	2,659,518
Citi Trends, Inc.	24,489	704,548
Genesco, Inc.(a)	57,378	2,702,504
Group 1 Automotive, Inc.	24,170	1,568,633
Haverty Furniture Companies, Inc.	29,931	661,475
Hibbett Sports, Inc.(a)	1,000	18,800
Kirkland’s, Inc.(a)	11,038	111,373
New York & Co., Inc.(a)	9,100	35,126
Office Depot, Inc.	552,400	1,773,204
Signet Jewelers Ltd.	30,700	2,024,051
Tilly’s, Inc.	36,487	691,429
Total		29,952,763
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	61

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Culp, Inc.	28,398	687,231
Rocky Brands, Inc.	5,576	157,801
Vera Bradley, Inc.(a)	23,300	355,558
Total		1,200,590
Total Consumer Discretionary		74,112,750
Consumer Staples 2.1%
Beverages 0.2%
Primo Water Corp.(a)	82,005	1,480,191
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	23,655	3,054,097
Natural Grocers by Vitamin Cottage, Inc.(a)	7,100	119,919
Total		3,174,016
Food Products 1.5%
Flowers Foods, Inc.	235,776	4,399,580
Fresh Del Monte Produce, Inc.	31,069	1,052,928
Hain Celestial Group, Inc. (The)(a)	43,251	1,172,967
Lancaster Colony Corp.	19,763	2,948,837
Landec Corp.(a)	7,479	107,698
TreeHouse Foods, Inc.(a)	69,469	3,324,092
Total		13,006,102
Total Consumer Staples		17,660,309
Energy 6.1%
Energy Equipment & Services 1.4%
Apergy Corp.(a)	44,968	1,958,806
Archrock, Inc.	20,085	245,037
Aspen Aerogels, Inc.(a)	5,488	25,080
C&J Energy Services, Inc.(a)	69,571	1,447,077
Dawson Geophysical Co.(a)	1,050	6,499
Exterran Corp.(a)	22,411	594,564
Matrix Service Co.(a)	40,924	1,008,777
Newpark Resources, Inc.(a)	128,460	1,329,561
Nine Energy Service, Inc.(a)	12,400	379,192
ProPetro Holding Corp.(a)	225,441	3,717,522
SEACOR Holdings, Inc.(a)	22,270	1,100,361
Total		11,812,476
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.7%
Arch Coal, Inc.	25,440	2,274,336
Bonanza Creek Energy, Inc.(a)	28,213	840,183
Callon Petroleum Co.(a)	183,039	2,194,638
CVR Energy, Inc.	76,030	3,057,927
Delek U.S. Holdings, Inc.	75,713	3,212,502
Enerplus Corp.	689,720	8,511,145
Hallador Energy Co.	3,705	23,045
HighPoint Resources Corp.(a)	269,593	1,315,614
Midstates Petroleum Co., Inc.(a)	38,400	342,144
Newfield Exploration Co.(a)	72,536	2,091,213
Par Pacific Holdings, Inc.(a)	42,892	874,997
PBF Energy, Inc., Class A	5,500	274,505
PDC Energy, Inc.(a)	37,565	1,839,182
Peabody Energy Corp.	45,971	1,638,406
Range Resources Corp.	201,320	3,420,427
Renewable Energy Group, Inc.(a)	78,038	2,247,494
SilverBow Resources, Inc.(a)	3,981	106,173
SM Energy Co.	30,620	965,449
World Fuel Services Corp.	66,497	1,840,637
WPX Energy, Inc.(a)	82,524	1,660,383
Total		38,730,400
Total Energy		50,542,876
Financials 26.1%
Banks 18.5%
American National Bankshares, Inc.	4,259	166,101
Atlantic Capital Bancshares, Inc.(a)	26,395	442,116
BancFirst Corp.	19,638	1,177,298
Bancorp, Inc. (The)(a)	82,000	786,380
Bank of Marin Bancorp	6,791	569,765
Bank of Princeton (The)(a)	2,100	64,134
Banner Corp.	68,647	4,267,784
Berkshire Hills Bancorp, Inc.	89,248	3,632,394
Brookline Bancorp, Inc.	17,558	293,219
Bryn Mawr Bank Corp.	8,112	380,453
Capital City Bank Group, Inc.	7,500	175,050
Cathay General Bancorp	79,146	3,279,810
Central Pacific Financial Corp.	41,350	1,092,881
Central Valley Community Bancorp	11,744	253,788

62	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Chemung Financial Corp.	100	4,243
Civista Bancshares, Inc.	5,579	134,398
Commerce Bancshares, Inc.	10,800	713,016
Community Bank System, Inc.	30,605	1,869,047
Community Trust Bancorp, Inc.	14,347	664,983
Customers Bancorp, Inc.(a)	45,897	1,079,956
East West Bancorp, Inc.	26,597	1,605,661
Enterprise Financial Services Corp.	82,234	4,362,514
Evans Bancorp, Inc.	11	516
Fidelity Southern Corp.	32,963	816,823
Financial Institutions, Inc.	11,900	373,660
First Bancorp	25,876	1,048,237
First BanCorp(a)	266,809	2,427,962
First Bancshares, Inc. (The)	2,700	105,435
First Busey Corp.	180,600	5,607,630
First Business Financial Services, Inc.	7,800	180,804
First Commonwealth Financial Corp.	138,050	2,228,127
First Financial Bancorp	3,700	109,890
First Financial Corp.	6,816	342,163
First Merchants Corp.	26,611	1,197,229
First Midwest Bancorp, Inc.	143,039	3,803,407
FNB Corp.	341,665	4,345,979
Glacier Bancorp, Inc.	98,483	4,243,632
Great Southern Bancorp, Inc.	7,432	411,361
Great Western Bancorp, Inc.	53,455	2,255,266
Hancock Whitney Corp.	75,485	3,589,312
Heartland Financial U.S.A., Inc.	64,323	3,733,950
Heritage Commerce Corp.	37,502	559,530
Heritage Financial Corp.	25,743	904,866
Home Bancshares, Inc.	98,748	2,162,581
HomeTrust Bancshares, Inc.(a)	14,085	410,578
Iberiabank Corp.	167,791	13,649,798
Independent Bank Corp.	41,025	3,388,665
Independent Bank Corp.	18,078	427,545
Lakeland Bancorp, Inc.	20,540	370,747
Lakeland Financial Corp.	57,679	2,680,920
LegacyTexas Financial Group, Inc.	34,006	1,448,656
Metropolitan Bank Holding Corp.(a)	7,383	303,589
MidWestOne Financial Group, Inc.	4,700	156,557
Common Stocks (continued)
Issuer	Shares	Value ($)
National Bank Holdings Corp., Class A	94,383	3,553,520
National Commerce Corp.(a)	6,446	266,220
Northeast Bancorp	6,598	143,177
Northrim BanCorp, Inc.	3,734	155,148
OFG Bancorp	139,607	2,254,653
Old Line Bancshares, Inc.	3,215	101,723
Old National Bancorp	14,300	275,990
Old Second Bancorp, Inc.	3,000	46,350
Orrstown Financial Services, Inc.	1,247	29,679
Park National Corp.	1,747	184,413
Peapack Gladstone Financial Corp.	5,184	160,134
Peoples Bancorp, Inc.	5,849	204,890
Popular, Inc.	9,000	461,250
Preferred Bank	54,885	3,210,773
Prosperity Bancshares, Inc.	21,300	1,477,155
QCR Holdings, Inc.	12,526	511,687
RBB Bancorp	3,800	93,100
Renasant Corp.	104,667	4,313,327
Sandy Spring Bancorp, Inc.	6,123	240,695
Seacoast Banking Corp. of Florida(a)	90,339	2,637,899
Shore Bancshares, Inc.	6,200	110,484
Sierra Bancorp	11,657	336,887
South State Corp.	442	36,244
Sterling Bancorp	158,628	3,489,816
Stock Yards Bancorp, Inc.	2,334	84,724
Synovus Financial Corp.	14,000	641,060
TriState Capital Holdings, Inc.(a)	11,522	318,007
UMB Financial Corp.	27,774	1,969,177
Umpqua Holdings Corp.	424,113	8,821,550
Union Bankshares Corp.	106,543	4,105,102
United Community Banks, Inc.	177,899	4,961,603
Valley National Bancorp	232,055	2,610,619
WesBanco, Inc.	92,161	4,108,537
Western Alliance Bancorp(a)	34,414	1,957,812
Wintrust Financial Corp.	95,542	8,115,337
Total		152,289,148

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	63

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.3%
Artisan Partners Asset Management, Inc., Class A	64,635	2,094,174
BGC Partners, Inc., Class A	248,105	2,932,601
Evercore, Inc., Class A	27,779	2,793,178
Investment Technology Group, Inc.	46,174	1,000,129
Ladenburg Thalmann Financial Services, Inc.	32,224	87,005
Piper Jaffray Companies	28,708	2,191,856
Total		11,098,943
Diversified Financial Services —%
Marlin Business Services Corp.	4,483	129,335
Voya Financial, Inc.	4,400	218,548
Total		347,883
Insurance 2.9%
American Equity Investment Life Holding Co.	81,786	2,891,953
AMERISAFE, Inc.	21,465	1,329,757
Argo Group International Holdings Ltd.	53,628	3,381,246
CNO Financial Group, Inc.	372,242	7,898,975
Donegal Group, Inc., Class A	3,263	46,367
eHealth, Inc.(a)	50,677	1,432,132
EMC Insurance Group, Inc.	2,900	71,688
Employers Holdings, Inc.	26,300	1,191,390
FedNat Holding Co.	23,130	589,352
Hallmark Financial Services, Inc.(a)	12,238	134,618
Heritage Insurance Holdings, Inc.	21,310	315,814
Horace Mann Educators Corp.	22,699	1,019,185
ProAssurance Corp.	9,100	427,245
Protective Insurance Corp., Class B	1,811	41,563
Reinsurance Group of America, Inc.	12,722	1,839,092
Selective Insurance Group, Inc.	14,321	909,384
State Auto Financial Corp.	5,107	155,968
Total		23,675,729
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Cherry Hill Mortgage Investment Corp.	32,500	588,250
Chimera Investment Corp.	86,889	1,575,297
Invesco Mortgage Capital, Inc.	204,624	3,237,152
Total		5,400,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.7%
BankFinancial Corp.	6,905	110,066
Beneficial Bancorp, Inc.	2,700	45,630
Dime Community Bancshares, Inc.	13,200	235,620
First Defiance Financial Corp.	20,000	602,200
Flagstar Bancorp, Inc.(a)	138,629	4,362,655
Meridian Bancorp, Inc.	16,465	279,905
Northwest Bancshares, Inc.	222,785	3,858,636
Radian Group, Inc.	358,292	7,405,896
Riverview Bancorp, Inc.	4,363	38,569
Territorial Bancorp, Inc.	4,210	124,405
TrustCo Bank Corp.	108,124	919,054
United Financial Bancorp, Inc.	16,017	269,566
Washington Federal, Inc.	53,200	1,702,400
WSFS Financial Corp.	48,123	2,268,999
Total		22,223,601
Total Financials		215,036,003
Health Care 6.4%
Biotechnology 0.4%
Achillion Pharmaceuticals, Inc.(a)	59,200	217,856
Acorda Therapeutics, Inc.(a)	60,805	1,194,818
Akebia Therapeutics, Inc.(a)	29,200	257,836
Applied Genetic Technologies Corp.(a)	10,128	73,934
Ardelyx, Inc.(a)	17,926	77,978
Bellicum Pharmaceuticals, Inc.(a)	12,900	79,464
Calithera Biosciences, Inc.(a)	9,800	51,450
Chimerix, Inc.(a)	61,904	240,807
Cidara Therapeutics, Inc.(a)	11,974	52,686
Cytokinetics, Inc.(a)	5,900	58,115
Epizyme, Inc.(a)	10,900	115,540
Five Prime Therapeutics, Inc.(a)	10,500	146,160
Merrimack Pharmaceuticals, Inc.(a)	9,991	53,252
Minerva Neurosciences, Inc.(a)	5,800	72,790
NantKwest, Inc.(a)	11,600	42,920
Pfenex, Inc.(a)	7,176	36,669
Spero Therapeutics, Inc.(a)	6,555	68,893
Syndax Pharmaceuticals, Inc.(a)	8,100	65,448
Zafgen, Inc.(a)	2,900	33,901
Total		2,940,517

64	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.1%
Angiodynamics, Inc.(a)	232,088	5,045,593
ConforMIS, Inc.(a)	58,084	61,569
Meridian Bioscience, Inc.	97,817	1,457,473
Natus Medical, Inc.(a)	56,299	2,007,059
Orthofix Medical, Inc.(a)	147,474	8,525,472
RTI Surgical, Inc.(a)	57,298	257,841
SeaSpine Holdings Corp.(a)	2,435	37,889
Total		17,392,896
Health Care Providers & Services 2.0%
AMN Healthcare Services, Inc.(a)	32,820	1,795,254
Ensign Group, Inc. (The)	136,355	5,170,582
Hanger, Inc.(a)	90,399	1,883,011
Magellan Health, Inc.(a)	16,745	1,206,477
Premier, Inc.(a)	87,650	4,012,617
Tivity Health, Inc.(a)	62,547	2,010,886
Triple-S Management Corp., Class B(a)	4,325	81,699
WellCare Health Plans, Inc.(a)	1,720	551,243
Total		16,711,769
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	137,433	1,958,421
HMS Holdings Corp.(a)	30,657	1,005,856
NextGen Healthcare, Inc.(a)	28,800	578,304
Total		3,542,581
Life Sciences Tools & Services 0.2%
Cambrex Corp.(a)	21,797	1,490,915
Harvard Bioscience, Inc.(a)	41,912	220,038
Total		1,710,953
Pharmaceuticals 1.3%
Assertio Therapeutics, Inc.(a)	21,700	127,596
Endo International PLC(a)	103,262	1,737,899
Horizon Pharma PLC(a)	86,747	1,698,506
Lannett Co., Inc.(a)	39,200	186,200
Mallinckrodt PLC(a)	18,300	536,373
Otonomy, Inc.(a)	6,788	18,667
Phibro Animal Health Corp., Class A	101,555	4,356,710
Common Stocks (continued)
Issuer	Shares	Value ($)
Prestige Consumer Healthcare, Inc.(a)	52,022	1,971,114
Tetraphase Pharmaceuticals, Inc.(a)	22,500	62,100
Total		10,695,165
Total Health Care		52,993,881
Industrials 15.7%
Aerospace & Defense 1.5%
Ducommun, Inc.(a)	17,145	700,202
Esterline Technologies Corp.(a)	93,220	8,478,359
KEYW Holding Corp. (The)(a)	121,721	1,054,104
Moog, Inc., Class A	16,120	1,385,837
Triumph Group, Inc.	13,268	309,144
Vectrus, Inc.(a)	17,464	544,702
Total		12,472,348
Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.(a)	96,880	2,080,014
Atlas Air Worldwide Holdings, Inc.(a)	32,019	2,041,211
Echo Global Logistics, Inc.(a)	46,164	1,428,776
Radiant Logistics, Inc.(a)	23,100	136,521
Total		5,686,522
Airlines 0.2%
Allegiant Travel Co.	9,642	1,222,606
Building Products 1.2%
Apogee Enterprises, Inc.	22,100	913,172
Armstrong Flooring, Inc.(a)	37,409	677,103
Gibraltar Industries, Inc.(a)	90,523	4,127,848
Quanex Building Products Corp.	207,999	3,785,582
Total		9,503,705
Commercial Services & Supplies 0.8%
ARC Document Solutions, Inc.(a)	17,829	50,634
Brink’s Co. (The)	36,247	2,528,228
Essendant, Inc.	23,620	302,808
Quad/Graphics, Inc.	75,584	1,575,171
SP Plus Corp.(a)	60,610	2,212,265
Total		6,669,106

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	65

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.7%
Aegion Corp.(a)	107,299	2,723,249
EMCOR Group, Inc.	74,806	5,618,679
Fluor Corp.	13,800	801,780
Great Lakes Dredge & Dock Corp.(a)	691,373	4,286,513
Jacobs Engineering Group, Inc.	3,900	298,350
KBR, Inc.	94,754	2,002,152
Orion Group Holdings, Inc.(a)	8,231	62,144
Primoris Services Corp.	194,325	4,823,146
Sterling Construction Co., Inc.(a)	1,600	22,912
Tutor Perini Corp.(a)	89,039	1,673,933
Total		22,312,858
Electrical Equipment 1.5%
AZZ, Inc.	74,144	3,744,272
Encore Wire Corp.	3,781	189,428
EnerSys	34,370	2,994,658
Powell Industries, Inc.	7,204	261,217
Regal Beloit Corp.	62,769	5,175,304
Total		12,364,879
Machinery 4.6%
AGCO Corp.	13,900	844,981
Astec Industries, Inc.	35,693	1,799,284
Briggs & Stratton Corp.	76,123	1,463,845
Chart Industries, Inc.(a)	1,735	135,903
ESCO Technologies, Inc.	71,691	4,878,573
FreightCar America, Inc.(a)	12,400	199,268
Global Brass & Copper Holdings, Inc.	67,730	2,499,237
Graham Corp.	556	15,663
Greenbrier Companies, Inc. (The)	46,980	2,823,498
Hyster-Yale Materials Handling, Inc.	11,100	682,983
ITT, Inc.	80,718	4,944,785
Manitowoc Co., Inc. (The)(a)	58,400	1,401,016
Milacron Holdings Corp.(a)	182,636	3,698,379
Navistar International Corp.(a)	30,251	1,164,663
NN, Inc.	82,900	1,293,240
Park-Ohio Holdings Corp.	7,531	288,814
Spartan Motors, Inc.	52,786	778,593
SPX Corp.(a)	140,995	4,696,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Terex Corp.	8,400	335,244
Timken Co. (The)	47,380	2,361,893
Watts Water Technologies, Inc., Class A	23,920	1,985,360
Total		38,291,765
Professional Services 1.0%
Acacia Research Corp.(a)	4,400	14,080
CRA International, Inc.	11,877	596,463
FTI Consulting, Inc.(a)	24,382	1,784,518
Huron Consulting Group, Inc.(a)	45,457	2,245,576
Kelly Services, Inc., Class A	14,275	343,028
Korn/Ferry International	44,507	2,191,525
ManpowerGroup, Inc.	8,800	756,448
TrueBlue, Inc.(a)	18,939	493,361
Total		8,424,999
Road & Rail 0.9%
ArcBest Corp.	33,272	1,615,355
Ryder System, Inc.	3,000	219,210
Schneider National, Inc., Class B	149,755	3,740,880
USA Truck, Inc.(a)	5,700	115,311
Werner Enterprises, Inc.	49,000	1,732,150
Total		7,422,906
Trading Companies & Distributors 0.6%
Aircastle Ltd.	21,310	466,902
Foundation Building Materials, Inc.(a)	28,087	350,245
H&E Equipment Services, Inc.	4,700	177,566
MRC Global, Inc.(a)	62,900	1,180,633
Rush Enterprises, Inc., Class A	40,726	1,600,939
Veritiv Corp.(a)	18,214	662,990
WESCO International, Inc.(a)	5,391	331,277
Total		4,770,552
Total Industrials		129,142,246
Information Technology 14.0%
Communications Equipment 2.9%
ADTRAN, Inc.	76,101	1,343,183
Comtech Telecommunications Corp.	27,532	998,586
Digi International, Inc.(a)	24,423	328,489
Harmonic, Inc.(a)	70,391	387,150
Infinera Corp.(a)	178,797	1,305,218

66	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
InterDigital, Inc.	54,010	4,320,800
NETGEAR, Inc.(a)	40,425	2,540,711
Netscout Systems, Inc.(a)	18,600	469,650
Plantronics, Inc.	51,030	3,077,109
Radware Ltd.(a)	129,389	3,424,927
Ribbon Communications, Inc.(a)	218,771	1,494,206
Viavi Solutions, Inc.(a)	365,238	4,141,799
Total		23,831,828
Electronic Equipment, Instruments & Components 2.7%
Anixter International, Inc.(a)	3,900	274,170
Arlo Technologies, Inc.(a)	51,778	751,299
Bel Fuse, Inc., Class B	2,700	71,550
Benchmark Electronics, Inc.	87,987	2,058,896
Daktronics, Inc.	58,266	456,805
Fitbit, Inc., Class A(a)	144,600	773,610
FLIR Systems, Inc.	75,558	4,644,550
Jabil, Inc.	15,400	417,032
KEMET Corp.(a)	28,800	534,240
Methode Electronics, Inc.	47,965	1,736,333
MTS Systems Corp.	35,915	1,966,346
Scansource, Inc.(a)	26,534	1,058,707
SYNNEX Corp.	36,786	3,115,774
Tech Data Corp.(a)	20,600	1,474,342
TTM Technologies, Inc.(a)	170,024	2,705,082
Total		22,038,736
Internet Software & Services 0.5%
Cars.com Inc(a)	114,763	3,168,607
ChannelAdvisor Corp.(a)	6,426	80,004
DHI Group, Inc.(a)	68,259	143,344
Leaf Group Ltd.(a)	9,900	99,000
Marchex, Inc.	216,871	602,901
Meet Group, Inc. (The)(a)	105,600	522,720
Total		4,616,576
IT Services 1.0%
Conduent, Inc.(a)	16,587	373,539
CSG Systems International, Inc.	50,018	2,007,723
ServiceSource International, Inc.(a)	339,776	968,362
Travelport Worldwide Ltd.	106,275	1,792,859
Common Stocks (continued)
Issuer	Shares	Value ($)
TTEC Holdings, Inc.	79,195	2,051,150
Unisys Corp.(a)	49,100	1,001,640
Total		8,195,273
Semiconductors & Semiconductor Equipment 2.0%
Alpha & Omega Semiconductor Ltd.(a)	27,999	325,628
Amkor Technology, Inc.(a)	124,337	918,850
Cirrus Logic, Inc.(a)	61,300	2,366,180
Cohu, Inc.	119,875	3,008,863
Cypress Semiconductor Corp.	95,363	1,381,810
DSP Group, Inc.(a)	21,012	250,043
MKS Instruments, Inc.	15,936	1,277,270
NeoPhotonics Corp.(a)	25,000	207,500
Silicon Motion Technology Corp., ADR	89,735	4,818,770
Synaptics, Inc.(a)	46,739	2,132,233
Total		16,687,147
Software 3.6%
Aspen Technology, Inc.(a)	7,500	854,325
Avaya Holdings Corp.(a)	112,228	2,484,728
FireEye, Inc.(a)	349,408	5,939,936
MicroStrategy, Inc., Class A(a)	6,908	971,403
Nuance Communications, Inc.(a)	284,654	4,930,207
Progress Software Corp.	103,516	3,653,080
Rosetta Stone, Inc.(a)	37,405	743,986
Rubicon Project, Inc. (The)(a)	88,449	318,416
SeaChange International, Inc.(a)	665,513	1,191,268
SecureWorks Corp., Class A(a)	6,809	99,752
Telenav, Inc.(a)	17,594	88,850
TiVo Corp.	644,227	8,020,626
Verint Systems, Inc.(a)	4,272	214,027
Zynga, Inc., Class A(a)	77,800	311,978
Total		29,822,582
Technology Hardware, Storage & Peripherals 1.3%
Avid Technology, Inc.(a)	26,588	157,667
Cray, Inc.(a)	67,666	1,454,819
Electronics for Imaging, Inc.(a)	31,541	1,074,917
Intevac, Inc.(a)	25,044	130,229
NCR Corp.(a)	206,726	5,873,086

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quantum Corp.(a)	106,004	254,410
Stratasys Ltd.(a)	64,160	1,482,737
Total		10,427,865
Total Information Technology		115,620,007
Materials 5.4%
Chemicals 2.5%
Ashland Global Holdings, Inc.	12,400	1,039,864
Innophos Holdings, Inc.	264,918	11,762,359
Kraton Performance Polymers, Inc.(a)	72,724	3,428,937
Minerals Technologies, Inc.	40,981	2,770,316
Stepan Co.	4,158	361,787
Trinseo SA	20,900	1,636,470
Total		20,999,733
Containers & Packaging 0.7%
Bemis Co., Inc.	78,213	3,801,152
Silgan Holdings, Inc.	59,466	1,653,155
Total		5,454,307
Metals & Mining 1.2%
Allegheny Technologies, Inc.(a)	78,339	2,314,918
Commercial Metals Co.	60,347	1,238,320
Kaiser Aluminum Corp.	22,540	2,458,212
Materion Corp.	23,900	1,445,950
Olympic Steel, Inc.	2,534	52,885
SunCoke Energy, Inc.(a)	199,868	2,322,466
Total		9,832,751
Paper & Forest Products 1.0%
Boise Cascade Co.	6,700	246,560
PH Glatfelter Co.	214,072	4,090,916
Resolute Forest Products, Inc.(a)	87,290	1,130,405
Schweitzer-Mauduit International, Inc.	66,470	2,546,466
Verso Corp., Class A(a)	11,400	383,838
Total		8,398,185
Total Materials		44,684,976
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.9%
Equity Real Estate Investment Trusts (REITS) 7.7%
Alexander & Baldwin, Inc.	6,207	140,837
Americold Realty Trust	139,965	3,501,924
Ashford Hospitality Trust, Inc.	75,699	483,717
Brandywine Realty Trust	186,781	2,936,197
Corporate Office Properties Trust	115,830	3,455,209
DiamondRock Hospitality Co.	173,278	2,022,154
Equity Commonwealth(a)	315,910	10,137,552
GEO Group, Inc. (The)	218,367	5,494,114
Getty Realty Corp.	10,667	304,650
Healthcare Trust of America, Inc., Class A	94,275	2,514,314
InfraREIT, Inc.	42,300	894,645
Investors Real Estate Trust	37,472	224,083
iStar, Inc.	39,200	437,864
Kite Realty Group Trust	107,356	1,787,477
MedEquities Realty Trust, Inc.	26,241	255,063
NexPoint Residential Trust, Inc.	25,634	851,049
Physicians Realty Trust	146,205	2,465,016
Preferred Apartment Communities, Inc., Class A	85,766	1,507,766
PS Business Parks, Inc.	4,281	544,072
QTS Realty Trust Inc., Class A	65,690	2,802,992
Rayonier, Inc.	8,200	277,242
RLJ Lodging Trust	127,780	2,814,993
STAG Industrial, Inc.	203,813	5,604,857
Summit Hotel Properties, Inc.	370,188	5,008,644
Sunstone Hotel Investors, Inc.	137,477	2,249,124
Tier REIT, Inc.	47,162	1,136,604
Urstadt Biddle Properties, Inc., Class A	2,768	58,931
VICI Properties, Inc.	28,100	607,522
Washington Real Estate Investment Trust	95,211	2,918,217
Total		63,436,829
Real Estate Management & Development 0.2%
RE/MAX Holdings, Inc., Class A	37,680	1,671,108
Total Real Estate		65,107,937
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	149,339	2,114,640

68	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
United States Cellular Corp.(a)	17,090	765,290
Total Telecommunication Services		2,879,930
Utilities 4.9%
Electric Utilities 1.0%
El Paso Electric Co.	32,467	1,857,112
PNM Resources, Inc.	99,879	3,940,227
Portland General Electric Co.	50,845	2,319,041
Total		8,116,380
Gas Utilities 2.2%
National Fuel Gas Co.	69,595	3,901,496
New Jersey Resources Corp.	41,794	1,926,703
Northwest Natural Gas Co.	12,200	816,180
ONE Gas, Inc.	26,324	2,165,939
South Jersey Industries, Inc.	56,159	1,980,728
Southwest Gas Holdings, Inc.	56,010	4,426,470
Spire, Inc.	40,491	2,978,113
Total		18,195,629
Independent Power and Renewable Electricity Producers —%
NRG Energy, Inc.	6,200	231,880
Multi-Utilities 0.7%
Black Hills Corp.	94,271	5,476,202
Water Utilities 1.0%
American States Water Co.	44,123	2,697,680
California Water Service Group	52,852	2,267,351
Connecticut Water Service, Inc.	44,282	3,071,842
Total		8,036,873
Total Utilities		40,056,964
Total Common Stocks (Cost $737,979,224)		807,837,879

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	13,637	2,276,424
Total Exchange-Traded Funds (Cost $1,875,320)		2,276,424

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(e),(f)	16,503,860	16,502,209
Total Money Market Funds (Cost $16,502,209)		16,502,209
Total Investments in Securities (Cost: $756,356,753)		826,616,512
Other Assets & Liabilities, Net		(1,415,768)
Net Assets		825,200,744

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	19,033,420	156,670,774	(159,200,334)	16,503,860	(415)	(461)	288,839	16,502,209
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
70	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	74,112,750	—	—	—	74,112,750
Consumer Staples	17,660,309	—	—	—	17,660,309
Energy	50,542,876	—	—	—	50,542,876
Financials	215,036,003	—	—	—	215,036,003
Health Care	52,993,881	—	—	—	52,993,881
Industrials	129,142,246	—	—	—	129,142,246
Information Technology	115,620,007	—	—	—	115,620,007
Materials	44,684,976	—	—	—	44,684,976
Real Estate	65,107,937	—	—	—	65,107,937
Telecommunication Services	2,879,930	—	—	—	2,879,930
Utilities	40,056,964	—	—	—	40,056,964
Total Common Stocks	807,837,879	—	—	—	807,837,879
Exchange-Traded Funds	2,276,424	—	—	—	2,276,424
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	16,502,209	16,502,209
Total Investments in Securities	810,114,303	—	0*	16,502,209	826,616,512

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2018	71

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2018